UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to: R. Darrell Mounts, Esq. Kirkpatrick & Lockhart Nicholson Graham LLP 1601 K Street, N.W. Washington, DC 20006

Thomas Reyes, Esq. State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2006

Item 1.  Reports to Shareholders.

Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  June 30, 2006

TABLE OF CONTENTS

Page

Management Discussion and Analysis	1

Understanding Your Fund's Expenses	8

Portfolios of Investments

SA Fixed Income Fund	11

SA U.S. Market Fund	14

SA U.S. HBtM Fund	33

SA U.S. Small Company Fund	37

SA International HBtM Fund	61

SA International Small Company Fund	68

Statements of Assets and Liabilities	70

Statements of Operations	72

Statements of Changes in Net Assets	74

Financial Highlights	78

Notes to Financial Statements	84

Report of Independent Registered Public Accounting Firm	91

Proxy Voting Policies and Procedures	92

Quarterly Portfolio Schedule	92

Trustees and Officers' Information	92

Board Deliberations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	95

Tax Information Notice	101

Financial Statements of DFA Investment Dimensions Group Inc. & The DFA Investment Trust Company	102

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA Fixed Income Fund

The Fund invests in fixed income securities issued by companies and government agencies in the U.S. and developed foreign countries. The fund intends to declare dividends on income quarterly and realized capital gains annually.

After withstanding rising short-term interest rates in fiscal 2005, the bond market was influenced by rising short- and long-term interest rates and inflationary pressures in fiscal 2006. The Federal Reserve Board increased the Federal Funds rate eight times during fiscal 2006 in an attempt to control inflationary pressures and keep the economy growing at a steady pace. Recent testimony suggests that the Federal Reserve may be close to pausing after two years of interest rate increases.

There is an inverse relationship between interest rates and the price of bonds. As interest rates increase, the prices for bonds are expected to decrease, and vice versa. In fiscal 2006, shorter-term securities were influenced primarily by interest rate increases and the expectation of interest rate increases, while longer-term securities were pushed higher by fears of inflation.

The Fund finished in negative territory for fiscal 2006, though it performed slightly better than its benchmark, the Lehman Aggregate Bond Index. Similar to the trend in fiscal 2005, the average maturity of the Fund decreased from 4.01 years to 2.90 years at the end of fiscal 2006. The Fund continued to increase its international exposure during fiscal 2006, beginning the year with 74% invested in international securities and ending the year with approximately 89%, helping to minimize the impact of U.S. interest rate changes.

Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund
vs. the Lehman Brothers Aggregate Bond Index

The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed-income securities with maturities of over one year.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA Fixed Income Fund	(0.38)%	3.77%	4.14	%(a)
Lehman Aggregate Bond Index	(0.81)%	4.98%	5.92	%(b)

(a)  From Commencement of operations (July 29, 1999)

(b)  Performance for the benchmarks is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Market Fund

The Fund invests in a sampling of common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund contains a collection of U.S. companies, including companies that are large and small and that have characteristics of value and growth companies.

Despite eight increases in the Federal Funds rate, the threat of inflation and higher volatility in the second quarter of 2006, returns for U.S. stocks were positive in fiscal 2006. The Fund captured the continuation of the U.S. stock market recovery, and this performance helped push the Fund's five-year return into positive territory.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
vs. the Wilshire 5000 Total Market Index

The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA U.S. Market Fund	7.95%	2.80%	2.49	%(a)
Wilshire 5000 Index	10.03%	4.07%	2.64	%(b)

(a)  From Commencement of operations (August 5, 1999)

(b)  Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. HBtM Fund

The Fund invests in common stocks of large U.S. companies that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. and that the Fund's investment sub-advisor believes are "value" stocks. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

Despite inflationary pressures and uncertainty about Federal Reserve actions regarding interest rates, value companies performed well in fiscal 2006. Additionally, the value premium was evident during this period, as value company stocks outperformed growth company stocks. We believe the Fund's outperformance relative to the Russell 1000 Value Index was due in part to greater exposure to stocks with more defined value characteristics, as measured by the book-to-market ratio.

Comparison of Change in Value of a $10,000 Investment in U.S. HBtM Fund
vs. the Russell 1000 Value Index

The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA U.S. HBtM Fund	14.52%	4.96%	5.26	%(a)
Russell 1000 Value Index	12.06%	6.88%	5.46	%(b)

(a)  From Commencement of operations (August 5, 1999)

(b)  Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

The Fund invests in common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

Despite rising interest rates and inflationary pressures, small companies performed well in fiscal 2006. In addition, the small cap premium was evident in fiscal 2006, as small company stocks outperformed large company stocks.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company Fund
vs. the Russell 2000 Index

The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA U.S. Small Company Fund	13.92%	7.87%	10.59	%(a)
Russell 2000 Index	14.56%	8.49%	8.67	%(b)

(a)  From Commencement of operations (August 5, 1999)

(b)  Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International HBtM Fund

The Fund invests in common stocks of large non-U.S. companies that the Fund's investment sub-advisor believes are value stocks at the time of purchase. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

In fiscal 2006, value company stocks collectively outperformed growth company stocks and international stocks outperformed U.S. stocks. The Fund benefited substantially from this event, generating strong performance for fiscal 2006 with 29.29% total return. The depreciation of the U.S. dollar against most major currencies contributed to these returns. We believe the Fund's outperformance relative to the MSCI EAFE Value Index was due in part to greater exposure to stocks with more defined value characteristics and smaller market capitalizations.

The following international markets were represented in the Fund at fiscal year end: Australia, Austria, Belgium, Bermuda, Canada, Cayman Islands, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Comparison of Change in Value of a $10,000 Investment in SA International HBtM Fund
vs. the MSCI EAFE Value Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA International HBtM Fund	29.29%	12.89%	8.40	%(a)
MSCI EAFE Value Index	27.78%	12.37%	8.07	%(b)

(a)  From Commencement of operations (August 5, 1999)

(b)  Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

In fiscal 2006, small company stocks collectively outperformed large company stocks and international stocks outperformed U.S. stocks. The SA International Small Company Fund benefited from this performance, as total return over this year was 26.36%. The depreciation of the U.S. dollar against most major currencies also contributed to these returns. We believe the Fund's underperformance relative to the S&P/Citigroup Extended Market Index was due in part to the greater cost of investing in small capitalized foreign securities together with a significant increase of investment funds throughout the year.

The following international markets were represented in the Fund at fiscal year end: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

The Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"). The DFA Portfolio invests in the following four international series of DFA Investment Trust Company:

The Japanese Small Company Series: This series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.

The Asia Pacific Small Company Series: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally in securities markets located in those countries.

The United Kingdom Small Company Series: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange.

The Continental Small Company Series: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies organized in certain European countries whose shares are traded principally in securities markets located in those countries. During fiscal 2006, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.

SA International Small Company Fund

(Continued)

Comparison of Change in Value of a $10,000 Investment in SA International Small Company Fund
vs. the S&P/Citigroup Extended Market Index — EPAC (EMI)

S&P/Citigroup Extended Market Index(c) — EPAC (EMI) is compiled by S&P/Citigroup. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization and 75% of the number of issues of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

For comparative purposes, the SA International Small Company Fund uses a blended return, which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the period prior to April 1, 2002, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively. For the period subsequent to April 1, 2002, the blended return was calculated using 42%, 29%, 15% and 14% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

PERFORMANCE INFORMATION

	One Year	Five Years	Since Inception
SA International Small Company Fund	26.36%	18.26%	12.20	%(a)
S&P/Citigroup Extended Market Index — EPAC (EMI)(c)	31.22%	17.60%	10.72	%(b)

(a)  From Commencement of operations (August 5, 1999)

(b)  Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

(c)  Formally called Saloman Smith Barney Extended Market Index

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Funds

FUND EXPENSES (Unaudited)

Understanding Your Fund's Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment from January 1, 2006 through June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA Fixed Income Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,003.16	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 0.32% after expenses

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA U.S. Market Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,022.28	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

*  Expenses are equal to the Fund's annualized expense ratio of 1.08% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 2.23% after expenses

SA U.S. HBtM Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,079.74	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66

*  Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 7.97% after expenses

SA U.S. Small Company Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,062.64	$6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.41

*  Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 6.26% after expenses

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA International HBtM Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,111.81	$7.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.07	$6.81

*  Expenses are equal to the Fund's annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 11.18% after expenses

SA International Small Company

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06-6/30/06
Actual	$1,000.00	$1,077.05	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.41

*  Expenses are equal to the Fund's annualized expense ratio of 1.26% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 7.70% after expenses

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the Underlying Funds are reflected in the valuation of the Fund's investment in the DFA International Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the six months ended May 31, 2006, the total annual operating expenses of the DFA International Portfolio were 0.56% of its net assets.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 90.8%
Austria — 7.4%
ASFINAG, 3.250%, 10/19/09	EUR	4,000,000	$5,019,577
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,410,000,000	12,578,251
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	14,090,522
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,644,229
			38,332,579
Belgium — 2.7%
Kingdom of Belgium, 3.000%, 3/28/10	EUR	10,000,000	12,446,305
Kingdom of Belgium, 3.750%, 3/28/09	EUR	1,100,000	1,408,794
			13,855,099
Canada — 2.4%
Province of Ontario, 3.500%, 3/12/10	EUR	9,000,000	11,348,549
Province of Ontario, 5.200%, 3/08/07	CAD	1,300,000	1,171,119
			12,519,668
Denmark — 3.5%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	84,000,000	14,488,545
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,545,385
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	837,016
			17,870,946
Finland — 1.6%
Republic of Finland, 4.750%, 3/06/07	USD	8,197,000	8,147,466
France — 10.5%
Caisse d'Amortissement de la Dette Sociale, 3.125%, 7/12/10	EUR	9,300,000	11,552,983
ERAP, 3.750%, 4/25/10	EUR	3,600,000	4,586,862
Republic of France, 2.500%, 7/12/10	EUR	9,700,000	11,815,035
Republic of France, 3.500%, 1/12/09	EUR	1,800,000	2,291,954
Societe National des Chemins de Fer Francais, 4.625%, 10/25/09	EUR	10,000,000	13,059,545
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,661,236
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,622,829
UNEDIC, 3.000%, 2/02/10	EUR	3,000,000	3,726,596
			54,317,040

	FACE AMOUNT		VALUE†
Germany — 12.3%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	$7,644,315
Bayerische Landesbank, 5.750%, 6/02/10	EUR	3,500,000	4,771,127
Bundesobligation, 2.500%, 10/08/10	EUR	8,200,000	9,945,142
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	3,027,780
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	9,105,548
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	401,322
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	100,000,000	890,488
Landeskreditbank Baden-Wuerttemberg — Foerderbank, 4.500%, 1/26/09	CAD	4,130,000	3,671,692
Lb Baden-Wuerttmberg, 3.000%, 12/22/08	CHF	15,000,000	12,411,553
Norddeutsche Landesbank Girozentrale, 0.450%, 1/19/09	JPY	1,300,000,000	11,227,763
			63,096,730
Japan — 4.0%
Toyota Credit Canada Inc., 4.250%, 6/17/09	CAD	4,900,000	4,331,363
Toyota Credit Canada, Inc., 4.750%, 6/29/09	CAD	2,800,000	2,512,197
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,620,000,000	13,698,108
			20,541,668
Netherlands — 7.9%
Bank Nederlandse Gemeenten NV, 3.000%, 4/15/10	EUR	6,800,000	8,428,573
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,145,943
Netherlands Government, 2.750%, 4/15/09	EUR	900,000	1,121,625
Netherlands Government, 5.500%, 7/15/10	EUR	10,600,000	14,401,438
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,630,000,000	13,819,262
			40,916,841
Norway — 3.0%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	15,277,541
Spain — 2.7%
Instituto de Credito Oficial, 2.875%, 3/16/09	EUR	11,000,000	13,747,245
Supranational — 7.5%
African Development Bank, 1.950%, 3/23/10	JPY	1,170,000,000	10,447,828

See Notes to Financial Statements.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, 4.000%, 4/15/09	SEK	70,000,000	$9,790,084
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,560,220
Interamerican Development Bank, 1.900%, 7/08/09	JPY	940,000,000	8,408,750
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	6,188,456
			38,395,338
Sweden — 5.3%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,760,657
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	10,227,548
Government of Sweden, 6.500%, 5/05/08	SEK	20,000,000	2,929,534
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,609,303
			27,527,042
United Kingdom — 9.2%
Bank of England, 3.000%, 1/27/09	EUR	11,000,000	13,820,212
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	10,223,635
Glaxosmithkline Capital Kabuskiki Kaisha, 3.250%, 6/03/09	EUR	7,300,000	9,213,134
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	13,954,445
			47,211,426
United States — 10.8%
Federal Home Loan Bank, 2.750%, 11/15/06	USD	4,500,000	4,456,400
Federal Home Loan Bank, 3.750%, 1/16/07	USD	2,200,000	2,179,382
Federal Home Loan Mortgage Corp., 3.750%, 11/15/06	USD	3,000,000	2,981,856
Federal Home Loan Mortgage Corp., 5.750%, 9/15/10	EUR	10,000,000	13,660,403
Federal National Mortgage Association, 3.000%, 11/22/06	USD	6,000,000	5,945,004
Federal National Mortgage Association, 5.000%, 1/15/07	USD	5,000,000	4,985,765
Fleetboston Financial Corp., 4.875%, 12/01/06	USD	8,100,000	8,076,429
General Electric Capital Corp., 1.750%, 2/12/10	CHF	9,000,000	7,164,370
General Electric Capital Corp., 2.750%, 8/17/10	SEK	15,000,000	1,979,077
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,159,990
			55,588,676
TOTAL BONDS AND NOTES (Identified Cost $461,588,128)			467,345,305

	FACE AMOUNT		VALUE†
SHORT-TERM INVESTMENTS — 7.9%
United States — 7.9%
Canadian Wheat Board, 5.250%, 12/18/06	USD	1,000,000	$974,380
Deutsche Bank AG, 5.020%, 2/21/07	USD	2,100,000	2,090,424
Govco, Inc., 5.410%, 12/26/06	USD	3,000,000	2,918,460
KfW International Finance, Inc., 5.330%, 12/28/06	USD	1,200,000	1,167,324
Nordea North America, Inc., 5.100%, 8/18/06	USD	2,800,000	2,780,960
Sigma Finance, Inc., 5.130%, 10/02/06	USD	1,500,000	1,479,360
Sigma Finance, Inc., 5.165%, 11/28/06	USD	5,800,000	5,654,884
Sigma Finance, Inc., 5.310%, 12/13/06	USD	1,000,000	977,430
Societe Generale North America, 1.000%, 1/31/07	USD	9,000,000	8,707,320
Statens Bostadsfinansieringsaktiebolag, 5.220%, 10/31/06	USD	4,600,000	4,516,556
Wells Fargo Bank N A, 4.850%, 1/30/07	USD	9,500,000	9,456,015
			40,723,113
	SHARES		VALUE†
Other — .05%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		2,575,549	2,575,549
			2,575,550
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $43,390,498)			43,298,663
Total Investments — 99.2% (Identified Cost $504,978,626)#			510,643,968
Cash and Other Assets, Less liabilities — 0.8%			4,244,193
Net Assets — 100.0%			$514,888,161

  †  See Note 1.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $504,978,626. Net unrealized appreciation aggregated $5,665,342 of which $9,889,431 related to appreciated investment securities and $4,234,089 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Great British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See Notes to Financial Statements.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

Ten Largest Industry Holdings at June 30, 2006

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	20.9%
Financial Services	12.0%
Foreign Government/Agency — France	7.6%
Transportation	2.6%
Supranational Organizations	7.5%
Government Agency	6.7%
Foreign Government/Agency — Sweden	6.3%
Foreign Government/Agency — Germany	5.3%
Foreign Government/Agency — Netherlands	3.7%
Foreign Government/Agency — Denmark	3.5%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Advertising — 0.2%
aQuantive, Inc.*	2,900	$73,457
Getty Images, Inc.*	1,600	101,616
Interpublic Group of Cos., Inc.*	15,670	130,844
inVentiv Health, Inc.*	1,000	28,780
Lamar Advertising Co., Class A*	2,300	123,878
Marchex, Inc., Class B*	1,000	16,430
Omnicom Group, Inc.	5,200	463,268
		938,273
Aerospace/Defense — 1.8%
AAR Corp.*	1,100	24,453
Alliant Techsystems, Inc.*	875	66,806
Armor Holdings, Inc.*	400	21,932
BE Aerospace, Inc.*	2,400	54,864
Boeing Co.	27,400	2,244,334
Ceradyne, Inc.*	300	14,847
Curtiss-Wright Corp.	1,576	48,667
DRS Technologies, Inc.	618	30,127
General Dynamics Corp.	14,400	942,624
Goodrich Corp.	4,200	169,218
Hexcel Corp.*	3,100	48,701
Honeywell International, Inc.	29,900	1,204,970
Moog, Inc., Class A*	500	17,110
Northrop Grumman Corp.	11,544	739,509
Orbital Sciences Corp.*	1,100	17,754
Raytheon Co.	16,100	717,577
Rockwell Collins	5,700	318,459
Teledyne Technologies, Inc.*	1,700	55,692
Triumph Group, Inc.*	200	9,600
United Technologies Corp.	36,400	2,308,488
World Fuel Services Corp.	1,000	45,690
		9,101,422
Agricultural Operations — 0.2%
AGCO Corp.*	2,600	68,432
Delta & Pine Land Co.	500	14,700
Monsanto Co.	8,017	674,951
UAP Holding Corp.	2,600	56,706
		814,789
Airlines — 0.2%
AirTran Holdings, Inc.*	2,400	35,664
Alaska Air Group, Inc.*	700	27,594
AMR Corp.*	6,300	160,146
Continental Airlines, Inc. Class B*	3,100	92,380
ExpressJet Holdings, Inc.*	700	4,837
JetBlue Airways Corp.*	5,750	69,805
SkyWest, Inc.	1,900	47,120
Southwest Airlines Co.	28,500	466,545
UAL Corp.*	3,300	102,366
		1,006,457
Appliances — 0.0%
Whirlpool Corp.	1,867	154,308

	SHARES	VALUE†
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	$23,040
Aaron Rents, Inc.	1,500	40,320
Adesa, Inc.	3,200	71,168
Advance Auto Parts, Inc.	3,700	106,930
American Axle & Manufacturing Holdings, Inc.	1,100	18,821
ArvinMeritor, Inc.	2,100	36,099
Asbury Automotive Group, Inc.*	900	18,846
AutoZone, Inc.*	2,000	176,400
BorgWarner, Inc.	2,200	143,220
CarMax, Inc.*	3,573	126,699
CSK Auto Corp.*	500	5,985
Cummins Engine Co., Inc.	1,200	146,700
Dana Corp.	4,500	11,880
Dollar Thrifty Automotive Group, Inc.*	500	22,535
Ford Motor Co.	52,800	365,904
General Motors Corp.	20,400	607,716
Harley-Davidson, Inc.	9,300	510,477
Johnson Controls, Inc.	6,600	542,652
Lear Corp.	1,700	37,757
Monaco Coach Corp.	400	5,080
Navistar International Corp.*	1,800	44,298
O'Reilly Automotive, Inc.*	3,600	112,284
Oshkosh Truck Corp.	2,600	123,552
PACCAR, Inc.	6,125	504,577
Proliance International, Inc.*	94	434
Rent-A-Center, Inc.*	1,850	45,991
Superior Industries International, Inc.	300	5,487
Tenneco Automotive, Inc.*	1,500	39,000
Thor Industries, Inc.	1,600	77,520
TRW Automotive Holdings Corp.*	2,800	76,384
United Auto Group, Inc.	3,200	68,320
United Rentals, Inc.*	2,200	70,356
Visteon Corp.*	4,600	33,166
Wabash National Corp.	300	4,608
Winnebago Industries, Inc.	400	12,416
		4,236,622
Banks/Savings & Loans — 5.6%
Accredited Home Lenders Holding Co.*	100	4,781
Alabama National BanCorp.	300	20,445
AMCORE Financial, Inc.	500	14,655
Associated Banc-Corp.	4,619	145,637
Astoria Financial Corp.	3,700	112,665
BancorpSouth, Inc.	2,700	73,575
Bank of America Corp.	173,375	8,339,337
Bank of New York Co., Inc.	29,000	933,800
BankAtlantic Bancorp, Inc., Class A	2,200	32,648
BankUnited Financial Corp., Class A	500	15,260
BB&T Corp.	19,711	819,782
BOK Financial Corp.	2,242	111,360
Boston Private Financial Holdings, Inc.	1,300	36,270
Brookline Bancorp, Inc.	1,500	20,655
Capitol Federal Financial	2,500	85,725
Cathay Bancorp, Inc.	1,950	70,941
Central Pacific Financial Corp.	300	11,610

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Chemical Financial Corp.	315	$9,639
Chittenden Corp.	1,625	42,006
City National Corp.	1,200	78,108
Comerica, Inc.	5,900	306,741
Commerce Bancshares, Inc.	1,876	93,894
Community Bank Systems, Inc.	400	8,068
Compass Bancshares, Inc.	4,400	244,640
Corus Bankshares, Inc.	1,600	41,888
CVB Financial Corp.	2,197	34,405
Dime Community Bancshares	600	8,142
Downey Financial Corp.	300	20,355
East West Bancorp, Inc.	2,200	83,402
Fifth Third Bancorp	20,037	740,367
First Charter Corp.	600	14,718
First Community Bancorp	200	11,816
First Financial Bancorp	630	9,393
First Horizon National Corp.	4,600	184,920
First Niagara Financial Group, Inc.	3,500	49,070
First Republic Bank	300	13,740
FirstFed Financial Corp.*	300	17,301
Flagstar Bancorp, Inc.	1,400	22,344
FNB Corp.	1,851	29,190
Frontier Financial Corp.	1,000	33,990
Fulton Financial Corp.	5,867	93,409
Glacier Bancorp, Inc.	250	7,318
Golden West Financial Corp.	11,100	823,620
Greater Bay Bancorp	900	25,875
Hancock Holding Co.	400	22,400
Hanmi Financial Corp.	1,407	27,352
Harbor Florida Bancshares, Inc.	300	11,142
Harleysville National Corp.	441	9,354
Hudson City Bancorp, Inc.	21,207	282,689
Huntington Bancshares, Inc.	9,000	212,220
International Bancshares Corp.	1,500	41,220
M&T Bank Corp.	3,000	353,760
MAF Bancorp, Inc.	400	17,136
Marshall & Ilsley Corp.	8,500	388,790
MB Financial, Inc.	450	15,912
Mercantile Bankshares Corp.	4,150	148,031
Mid-State Bancshares	200	5,600
National Penn Bancshares, Inc.	1,625	32,273
NBT Bancorp, Inc.	600	13,938
New York Community Bancorp, Inc.	10,765	177,730
NewAlliance Bancshares, Inc.	3,600	51,516
North Fork Bancorporation, Inc.	15,336	462,687
Northern Trust Corp.	7,400	409,220
Northwest Bancorp, Inc.	900	23,850
Old National Bancorp	2,307	46,071
Pacific Capital Bancorp	1,666	51,846
People's Bank	5,100	167,535
PFF Bancorp, Inc.	450	14,922
PNC Bank Corp.	10,600	743,802
Prosperity Bancshares, Inc.	1,200	39,468
Provident Bankshares Corp.	400	14,556

	SHARES	VALUE†
Provident Financial Services, Inc.	2,300	$41,285
Regions Financial Corp.	16,399	543,135
Republic Bancorp, Inc.	2,710	33,577
S&T Bancorp, Inc.	415	13,790
Sovereign Bancorp, Inc.	11,760	238,846
Sterling Bancshares, Inc.	1,500	28,125
Sterling Financial Corp.	660	20,137
Sun Trust Banks, Inc.	11,626	886,599
SVB Financial Group*	500	22,730
TCF Financial Corp.	4,700	124,315
TD Banknorth, Inc.	7,870	231,771
Texas Regional Bancshares, Inc., Class A	1,907	72,313
The Colonial BancGroup, Inc.	5,000	128,400
TrustCo Bank Corp. NY	2,380	26,228
Trustmark Corp.	1,300	40,261
U.S. Bancorp	64,215	1,982,959
UCBH Holdings, Inc.	2,800	46,312
UMB Financial Corp.	600	20,004
Umpqua Holdings Corp.	1,400	35,910
UnionBanCal Corp.	4,900	316,491
United Bankshares, Inc.	1,500	54,945
United Community Banks, Inc.	550	16,742
Valley National Bancorp	3,465	89,085
Wachovia Corp.	57,852	3,128,636
Washington Federal, Inc.	2,947	68,341
Washington Mutual, Inc.	33,834	1,542,154
Webster Financial Corp.	1,200	56,928
WesBanco, Inc.	100	3,099
Westamerica Bancorp.	700	34,279
Wintrust Financial Corp.	300	15,255
Zions Bancorp.	2,707	210,984
		27,756,161
Broadcasting — 1.0%
Charter Communications, Inc., Class A*	3,000	3,390
Citadel Broadcasting Corp.	4,300	38,270
Clear Channel Communications, Inc.	19,500	603,525
Comcast Corp., Class A*	51,825	1,696,750
Comcast Corp., Class A Special*	28,000	917,840
Crown Media Holdings, Inc., Class A*	2,400	9,888
Cumulus Media, Inc., Class A*	900	9,603
Discovery Holding Co., Class A*	8,040	117,625
Entravision Communications Corp.*	1,700	14,569
Gray Television, Inc.	500	2,895
Hearst-Argyle Television, Inc.	1,600	35,296
Liberty Global, Inc., Class A*	3,795	78,063
Liberty Global, Inc., Series C	3,795	81,593
Liberty Media Holding Corp. — Capital, Series A*	4,830	404,609
Lin TV Corp., Class A*	200	1,510
Mediacom Communications Corp.*	2,700	16,821
Radio One, Inc., Class D*	2,000	14,800
Salem Communications Corp., Class A*	200	2,602
Sinclair Broadcast Group, Inc., Class A	1,000	8,560
Spanish Broadcasting System, Inc., Class A*	400	2,044

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Broadcasting (Continued)
The DIRECTV Group, Inc.*	50,099	$826,634
TiVo, Inc.*	1,100	7,865
Univision Communications, Inc., Class A*	8,550	286,425
World Wrestling Federation Entertainment, Inc.	1,500	25,335
		5,206,512
Building & Construction — 0.6%
Beazer Homes USA, Inc.	600	27,522
Cavco Industries, Inc.*	100	4,444
Centex Corp.	3,500	176,050
Champion Enterprises, Inc.*	2,100	23,184
D.R. Horton, Inc.	11,200	266,784
Dycom Industries, Inc.*	700	14,903
ElkCorp	200	5,554
Emcor Group, Inc.*	600	29,202
Fleetwood Enterprises, Inc.*	2,200	16,588
Florida Rock Industries, Inc.	1,425	70,780
Granite Construction, Inc.	1,500	67,905
Hovnanian Enterprises, Inc., Class A*	1,000	30,080
Infrasource Services, Inc.*	1,500	27,315
Insituform Technologies, Inc., Class A*	1,000	22,890
Jacobs Engineering Group, Inc.*	1,200	95,568
KB HOME	3,300	151,305
Lennar Corp.	800	32,632
Lennar Corp., Class B	4,300	190,791
M.D.C. Holdings, Inc.	1,057	54,890
M/I Homes, Inc.	100	3,508
Martin Marietta Materials, Inc.	1,200	109,380
Masco Corp.	14,400	426,816
Meritage Corp.*	400	18,900
Modine Manufacturing Co.	400	9,344
NCI Building Systems, Inc.*	200	10,634
NVR, Inc.*	100	49,125
Pulte Corp.	9,300	267,747
Ryland Group, Inc.	1,200	52,284
Simpson Manufacturing Co., Inc.	800	28,840
Standard Pacific Corp.	1,400	35,980
Technical Olympic USA, Inc.	1,725	24,771
Texas Industries, Inc.	600	31,860
The Shaw Group, Inc.*	2,200	61,160
Toll Brothers, Inc.*	4,200	107,394
Trex Co., Inc.*	100	2,589
URS Corp.*	1,600	67,200
Vulcan Materials Co.	2,700	210,600
Walter Industries, Inc.	1,400	80,710
Washington Group International, Inc.*	300	16,002
WCI Communities, Inc.*	600	12,084
		2,935,315
Business Services — 1.4%
Acxiom Corp.	3,000	75,000
ADVO, Inc.	400	9,844
Automatic Data Processing, Inc.	21,900	993,165

	SHARES	VALUE†
Banta Corp.	500	$23,165
BEA Systems, Inc.*	15,000	196,350
BearingPoint, Inc.*	7,300	61,101
Brady Corp. Class A	1,600	58,944
Catalina Marketing Corp.	800	22,768
CDI Corp.	300	8,700
Ceridian Corp.*	4,800	117,312
ChoicePoint, Inc.*	3,266	136,421
Cintas Corp.	6,000	238,560
CSG Systems International, Inc.*	800	19,792
Ecolab, Inc.	9,200	373,336
Electronic Data Systems Corp.	18,800	452,328
Expeditors International of Washington, Inc.	5,600	313,656
Fair, Issac & Co., Inc.	1,600	58,096
First Data Corp.	27,579	1,242,158
Fiserv, Inc.*	5,450	247,212
Foundry Networks, Inc.*	5,100	54,366
FTI Consulting, Inc.*	1,100	29,447
Gartner, Inc., Class A*	3,400	48,280
Gevity HR, Inc.	200	5,310
Global Payments, Inc.	2,480	120,404
Harte-Hanks, Inc.	2,550	65,382
Hudson Highland Group, Inc.*	270	2,913
Iron Mountain, Inc.*	4,450	166,341
John H. Harland Co.	500	21,750
Keane, Inc.*	2,100	26,250
Kelly Services, Inc. Class A	500	13,585
Korn/Ferry International*	1,400	27,426
Manpower, Inc.	3,200	206,720
MAXIMUS, Inc.	400	9,260
MPS Group, Inc.*	2,900	43,674
Navigant Consulting, Inc.*	1,613	36,535
NCO Group, Inc.*	500	13,220
PAREXEL International Corp.*	1,000	28,850
Paychex, Inc.	13,650	532,077
Resources Connection, Inc.*	1,600	40,032
Robert Half International, Inc.	6,200	260,400
SEI Investments Co.	2,700	131,976
Sirva, Inc.*	1,300	8,411
TeleTech Holdings, Inc.*	1,900	24,054
Tetra Tech, Inc.*	2,300	40,802
The Corporate Executive Board Co.	800	80,160
The Reynolds & Reynolds Co. Class A	1,500	46,005
Watson Wyatt & Co. Holdings	1,500	52,710
Westwood One, Inc.	2,200	16,500
		6,800,748
Chemicals — 1.2%
A. Schulman, Inc.	200	4,578
Air Products & Chemicals, Inc.	7,800	498,576
Airgas, Inc.	2,800	104,300
Albemarle Corp.	1,500	71,820
Arch Chemicals, Inc.	200	7,210
Ashland, Inc.	2,700	180,090
Cabot Corp.	2,400	82,848
Cabot Microelectronics Corp.*	300	9,093

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Chemtura Corp.	8,678	$81,053
Cytec Industries, Inc.	1,000	53,660
Dionex Corp.*	300	16,398
Dow Chemical Co.	34,700	1,354,341
E.I. du Pont de Nemours & Co.	35,000	1,456,000
Eastman Chemical Co.	2,900	156,600
Ferro Corp.	1,500	23,940
FMC Corp.	700	45,073
Georgia Gulf Corp.	600	15,012
H.B. Fuller Co.	500	21,785
Hercules, Inc.*	4,100	62,566
Kronos Worldwide, Inc.	1,422	41,593
Lubrizol Corp.	1,600	63,760
Lyondell Chemical Co.	8,855	200,654
MacDermid, Inc.	600	17,280
Minerals Technologies, Inc.	300	15,600
NL Industries, Inc.	800	8,600
Olin Corp.	2,100	37,653
OM Group, Inc.*	400	12,340
PolyOne Corp.*	3,100	27,218
Praxair, Inc.	11,000	594,000
Rohm & Haas Co.	8,000	400,960
RPM, Inc.	3,800	68,400
Sigma-Aldrich Corp.	1,700	123,488
Spartech Corp.	500	11,300
Symyx Technologies*	400	9,660
Terra Industries, Inc.*	3,400	21,658
The Mosaic Co.*	1,800	28,170
The Valspar Corp.	3,200	84,512
Tronox, Inc., Class B	857	11,287
Valhi, Inc.	3,660	89,853
Westlake Chemical Corp.	2,100	62,580
		6,175,509
Commercial Services — 0.4%
Administaff, Inc.	1,000	35,810
Advance America Cash Advance Centers, Inc.	500	8,770
Alliance Data Systems Corp.*	3,100	182,342
Aramark Corp., Class B	4,100	135,751
Arbitron, Inc.	300	11,499
Central Parking Corp.	200	3,200
Coinstar, Inc.*	1,000	23,940
Convergys Corp.*	5,300	103,350
CoStar Group, Inc.*	200	11,966
Deluxe Corp.	1,100	19,228
Euronet Worldwide, Inc.*	1,400	53,718
Fluor Corp.	2,100	195,153
Hewitt Associates, Inc., Class A*	380	8,543
Labor Ready, Inc.*	2,300	52,095
Live Nation, Inc.*	3,100	63,116
Mobile Mini, Inc.*	1,000	29,260
Moody's Corp.	10,000	544,600
NAVTEQ Corp.*	2,900	129,572

	SHARES	VALUE†
PHH Corp.*	1,567	$43,155
Plexus Corp.*	800	27,368
Polycom, Inc.*	2,400	52,608
Quanta Services, Inc.*	4,000	69,320
R.H. Donnelley Corp.*	1,859	100,516
Veritas DGC, Inc.*	700	36,106
Viad Corp.	400	12,520
Weight Watchers International, Inc.	2,700	110,403
		2,063,909
Communication Services — 0.0%
NTL, Inc.	6,750	168,075
Communications Equipment — 0.2%
Andrew Corp.*	5,200	46,072
Arris Group, Inc.*	3,500	45,920
Atheros Communications, Inc.*	1,500	28,440
Finisar Corp.*	10,800	35,316
Freescale Semiconductor, Inc., Class B*	6,779	199,303
Harmonic, Inc.*	900	4,032
Inter-Tel, Inc.	300	6,318
L-3 Communications Holdings, Inc.	4,100	309,222
Sonus Networks, Inc.*	12,300	60,885
Tekelec*	2,000	24,700
UTStarcom, Inc.*	3,200	24,928
ViaSat, Inc.*	200	5,136
		790,272
Computer Equipment — 1.3%
Adaptec, Inc.*	1,100	4,774
Advanced Digital Information Corp.*	800	9,416
Brocade Communications Systems, Inc.*	9,800	60,172
Electronics for Imaging, Inc.*	1,500	31,320
EMC Corp.*	86,032	943,771
Emulex Corp.*	2,500	40,675
Hutchinson Technology, Inc.*	400	8,652
Imation Corp.	500	20,525
Ingram Micro, Inc., Class A*	5,200	94,276
Insight Enterprises, Inc.*	1,000	19,050
Intel Corp.	205,000	3,884,750
Kronos, Inc.*	500	18,105
McDATA Corp., Class A*	3,800	15,504
MEMC Electronic Materials, Inc.*	7,100	266,250
Mentor Graphics Corp.*	2,100	27,258
Palm, Inc.*	3,400	54,740
SanDisk Corp.*	6,600	336,468
Seagate Technology*	2,590	58,638
Semtech Corp.*	3,700	53,465
Silicon Storage Technology, Inc.*	1,300	5,278
Synaptics, Inc.*	300	6,420
Varian Semiconductor Equipment Associates, Inc.*	1,950	63,589
Western Digital Corp.*	7,900	156,499
Whitney Holding Corp.	1,425	50,402
		6,229,997

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Services — 1.6%
Affiliated Computer Services, Inc., Class A*	4,300	$221,923
Avocent Corp.*	1,100	28,875
Black Box Corp.	300	11,499
Cadence Design Systems, Inc.*	10,700	183,505
Cisco Systems, Inc.*	232,000	4,530,960
Cognizant Technology Solutions Corp.*	4,700	316,639
Computer Sciences Corp.*	6,300	305,172
Compuware Corp.*	12,400	83,080
Diebold, Inc.	1,700	69,054
DST Systems, Inc.*	2,500	148,750
Extreme Networks, Inc.*	3,400	14,144
FactSet Research Systems, Inc.	1,050	49,665
Fidelity National Information Services, Inc.	6,500	230,100
GTECH Holdings Corp.	3,000	104,340
IHS, Inc., Class A*	1,600	47,408
Intergraph Corp.*	700	22,043
Jack Henry & Associates, Inc.	3,100	60,946
Manhattan Associates, Inc.*	300	6,087
MICROS Systems, Inc.*	600	26,208
MTS Systems Corp.	152	6,006
NCR Corp.*	5,900	216,176
Network Appliance, Inc.*	12,700	448,310
Perot Systems Corp., Class A*	3,500	50,680
Sapient Corp.*	3,700	19,610
SRA International, Inc., Class A*	1,400	37,282
Sun Microsystems, Inc.*	125,900	522,485
Sybase, Inc.*	3,100	60,140
Syntel, Inc.	1,400	28,644
TALX Corp.	150	3,280
The BISYS Group, Inc.*	3,900	53,430
Trident Microsystems, Inc.*	2,700	51,246
Unisys Corp.*	12,300	77,244
Wind River Systems, Inc.*	2,300	20,470
		8,055,401
Computer Software — 3.4%
3Com Corp.*	14,100	72,192
Activision, Inc.*	10,544	119,991
Adobe Systems, Inc.*	21,608	656,019
Advent Software, Inc.*	400	14,428
Altiris, Inc.*	300	5,412
ANSYS, Inc.*	1,500	71,730
Autodesk, Inc.*	7,300	251,558
BMC Software, Inc.*	7,000	167,300
Borland Software Corp.*	2,200	11,616
CA, Inc.	19,900	408,945
CheckFree Corp.*	3,500	173,460
Citrix Systems, Inc.*	6,400	256,896
Dendrite International, Inc.*	1,400	12,936
Digitas, Inc.*	2,600	30,212
Electronic Arts, Inc.*	10,900	469,136
Epicor Software Corp.*	1,900	20,007

	SHARES	VALUE†
eResearch Technology, Inc.*	1,600	$14,560
FileNET Corp.*	1,500	40,395
Hyperion Solutions Corp.*	1,200	33,120
Identix, Inc.*	700	4,893
Informatica Corp.*	2,400	31,584
Intermec, Inc.*	1,800	41,292
Internet Security Systems, Inc.*	600	11,310
Intuit, Inc.*	6,100	368,379
Lawson Software, Inc.*	7,000	46,900
McAfee, Inc.*	5,300	128,631
Mercury Interactive Corp.*	2,200	76,934
Microsoft Corp.	372,000	8,667,600
Midway Games, Inc.*	2,400	19,416
National Instruments Corp.	2,850	78,090
NetIQ Corp.*	700	8,533
Novell, Inc.*	13,200	87,516
Nuance Communications, Inc.*	7,700	77,462
NVIDIA Corp.*	12,600	268,254
Openwave Systems, Inc.*	3,000	34,620
Opsware, Inc.*	3,400	28,016
Oracle Corp.*	192,060	2,782,949
Parametric Technology Corp.*	3,480	44,231
Per-Se Technologies, Inc.*	1,235	31,097
Progress Software Corp.*	1,300	30,433
Quality Systems, Inc.	1,200	44,184
Quest Software, Inc.*	3,600	50,544
Red Hat, Inc.*	6,100	142,740
Symantec Corp.*	37,565	583,760
Take-Two Interactive Software, Inc.*	2,150	22,919
THQ, Inc.*	1,850	39,960
TIBCO Software, Inc.*	7,200	50,760
Transaction Systems Architects, Inc., Class A*	900	37,521
Verint Systems, Inc.*	1,000	29,190
Witness Systems, Inc.*	1,100	22,187
		16,721,818
Computers — 2.2%
Apple Computer, Inc.*	32,400	1,850,688
Dell, Inc.*	77,500	1,891,775
Gateway, Inc.*	11,100	21,090
Hewlett-Packard Co.	101,801	3,225,056
International Business Machines Corp.	48,400	3,718,088
		10,706,697
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	75,667
Universal Forest Products, Inc.	200	12,546
		88,213
Consumer Products — 2.1%
Avon Products, Inc.	17,100	530,100
Blyth, Inc.	1,500	27,690
Clorox Co.	4,900	298,753
Colgate-Palmolive Co.	19,600	1,174,040
Energizer Holdings, Inc.*	2,000	117,140
Estee Lauder Companies, Inc., Class A	4,800	185,616

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Products (Continued)
Fortune Brands, Inc.	5,300	$376,353
Fossil, Inc.*	1,600	28,816
Hasbro, Inc.	5,700	103,227
IDEXX Laboratories, Inc.*	800	60,104
International Flavors & Fragrances, Inc.	2,500	88,100
Jarden Corp.*	1,600	48,720
Mattel, Inc.	14,000	231,140
Newell Rubbermaid, Inc.	9,900	255,717
Playtex Products, Inc.*	3,100	32,333
Procter & Gamble Co.	118,405	6,583,318
Russ Berrie & Co., Inc.*	400	4,904
Spectrum Brands, Inc.*	1,500	19,380
The Scotts Co., Class A	2,200	93,104
The Yankee Candle Co., Inc.	1,100	27,511
Tupperware Corp.	1,700	33,473
		10,319,539
Containers & Glass — 0.0%
Crown Holdings, Inc.*	5,700	88,749
Owens-Illinois, Inc.*	4,600	77,096
Silgan Holdings, Inc.	600	22,206
		188,051
Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	116,356
Graphic Packaging Corp.*	6,000	22,740
Longview Fibre Co.	900	17,181
Pactiv Corp.*	4,500	111,375
Sealed Air Corp.	2,900	151,032
Sonoco Products Co.	1,700	53,805
Tredegar Corp.	400	6,328
		478,817
Distribution/Wholesale — 0.2%
Aviall, Inc.*	300	14,256
Brightpoint, Inc.*	1,680	22,730
CDW Corp.	2,200	120,230
Fastenal Co.	5,100	205,479
Genuine Parts Co.	5,900	245,794
Grainger, Inc.	2,500	188,075
LKQ Corp.*	1,300	24,700
Owens & Minor, Inc.	500	14,300
Pool Corp.	1,600	69,808
ScanSource, Inc.*	200	5,864
United Natural Foods, Inc.*	600	19,812
United Stationers, Inc.*	500	24,660
Watsco, Inc.	200	11,964
WESCO International, Inc.*	1,500	103,500
		1,071,172
Diversified Operations — 1.9%
3M Co.	25,800	2,083,866
Actuant Corp., Class A	200	9,990
Acuity Brands, Inc.	1,000	38,910
AMCOL International Corp.	1,000	26,350

	SHARES	VALUE†
Barnes Group, Inc.	1,900	$37,905
Carlisle Cos., Inc.	600	47,580
Cendant Corp.	38,048	619,802
Chemed Corp.	400	21,812
Corning, Inc.*	55,700	1,347,383
Covanta Holding Corp.*	5,090	89,839
Crane Co.	2,300	95,680
Danaher Corp.	11,100	713,952
Esterline Technologies Corp.*	300	12,477
Federal Signal Corp.	900	13,626
Fidelity National Financial, Inc.	5,915	230,389
Florida East Coast Industries, Inc.	500	26,165
GenCorp, Inc.*	1,500	24,045
Griffon Corp.*	400	10,440
Harsco Corp.	1,000	77,960
Hawaiian Electric Industries, Inc.	2,800	78,148
Hillenbrand Industries, Inc.	1,500	72,750
Illinois Tool Works, Inc.	20,400	969,000
ITT Industries, Inc.	6,300	311,850
Jacuzzi Brands, Inc.*	2,100	18,480
Lancaster Colony Corp.	500	19,735
Leucadia National Corp.	7,700	224,763
Lockheed Martin Corp.	15,500	1,111,970
Mathews International Corp., Class A	500	17,235
Pentair, Inc.	3,700	126,503
PerkinElmer, Inc.	4,500	94,050
PPG Industries, Inc.	5,600	369,600
Roper Industries, Inc.	3,100	144,925
Sensient Technologies Corp.	1,700	35,547
Teleflex, Inc.	900	48,618
Textron, Inc.	3,900	359,502
Trinity Industries, Inc.	2,400	96,960
Universal Corp.	500	18,610
Vector Group Ltd.	1,441	23,416
		9,669,833
Education — 0.1%
Apollo Group, Inc., Class A*	5,150	266,100
Career Education Corp.*	3,700	110,593
Corinthian Colleges, Inc.*	3,100	44,516
DeVry, Inc.*	2,400	52,728
ITT Educational Services, Inc.*	900	59,229
Laureate Education, Inc.*	1,000	42,630
Renaissance Learning, Inc.	500	6,775
Strayer Education, Inc.	200	19,424
Universal Technical Institute, Inc.*	1,000	22,020
		624,015
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	47,350
Duquesne Light Holdings, Inc.	2,200	36,168
Great Plains Energy, Inc.	2,700	75,222
MGE Energy, Inc.	200	6,230
NorthWestern Corp.	400	13,740
NSTAR	3,200	91,520
Weststar Energy, Inc.	3,100	65,255
		335,485

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 2.7%
A.O. Smith Corp.	300	$13,908
Avid Technology, Inc.*	700	23,331
Axcelis Technologies, Inc.*	2,800	16,520
Checkpoint Systems, Inc.*	600	13,326
Credence Systems Corp.*	2,500	8,750
Fairchild Semiconductor Corp., Class A*	3,600	65,412
FLIR Systems, Inc.*	2,500	55,150
General Electric Co.	380,400	12,537,984
Genlyte Group, Inc.*	400	28,972
GrafTech International Ltd.*	1,100	6,380
Input/Output, Inc.*	2,700	25,515
Ionatron, Inc.*	2,300	14,605
Komag, Inc.*	1,000	46,180
Lincoln Electric Holdings, Inc.	900	56,385
Littelfuse, Inc.*	400	13,752
Microchip Technology, Inc.	6,750	226,462
Molex, Inc.	2,500	71,825
Molex, Inc., Class A	2,600	87,282
Paxar Corp.*	700	14,399
Power Integrations, Inc.*	400	6,992
Power-One, Inc.*	1,200	7,920
Rogers Corp.*	300	16,902
Veeco Instruments, Inc.*	400	9,536
Vicor Corp.	200	3,314
Xilinx, Inc.	12,400	280,860
		13,651,662
Electronics — 2.6%
Advanced Micro Devices, Inc.*	18,400	449,328
Aeroflex, Inc.*	2,400	28,008
Agere Systems, Inc.*	6,440	94,668
Agilent Technologies, Inc.*	16,800	530,208
Altera Corp.*	13,000	228,150
AMETEK, Inc.	2,500	118,450
AMIS Holdings, Inc.*	1,100	11,000
Amkor Technology, Inc.*	6,400	60,544
Amphenol Corp., Class A	3,300	184,668
Analog Devices, Inc.	13,900	446,746
Anixter International, Inc.	600	28,476
Applied Materials, Inc.	60,300	981,684
Applied Micro Circuits Corp.*	10,500	28,665
Arrow Electronics, Inc.*	4,600	148,120
Atmel Corp.*	18,500	102,675
ATMI, Inc.*	500	12,310
Avnet, Inc.*	5,522	110,550
AVX Corp.	6,200	97,898
Belden CDT, Inc.	1,500	49,575
Benchmark Electronics, Inc.*	2,250	54,270
Blackboard, Inc.*	1,000	28,960
Broadcom Corp., Class A*	17,800	534,890
Brooks Automation, Inc.*	2,500	29,500
Cirrus Logic, Inc.*	3,100	25,234
Coherent, Inc.*	400	13,492

	SHARES	VALUE†
Conexant Systems, Inc.*	18,217	$45,543
Cree, Inc.*	2,600	61,776
Cubic Corp.	500	9,805
Cymer, Inc.*	1,500	69,690
Cypress Semiconductor Corp.*	4,900	71,246
Daktronics, Inc.	1,500	43,305
Diodes, Inc.*	1,000	41,440
DSP Group, Inc.*	500	12,425
Emerson Electric Co.	13,200	1,106,292
Entegris, Inc.*	4,717	44,953
eSPEED, Inc., Class A*	400	3,332
Exar Corp.*	600	7,962
FormFactor, Inc.*	1,100	49,093
Genesis Microchip, Inc.*	900	10,404
Gentex Corp.	5,600	78,400
Harman International Industries, Inc.	1,900	162,203
Hubbell, Inc., Class B	1,100	52,415
Integrated Device Technology, Inc.*	6,790	96,282
International Rectifier Corp.*	2,600	101,608
Intersil Corp., Class A	4,500	104,625
Jabil Circuit, Inc.	7,500	192,000
KEMET Corp.*	1,500	13,830
KLA-Tencor Corp.	6,700	278,519
Lam Research Corp.*	4,600	214,452
Lattice Semiconductor Corp.*	3,900	24,102
Linear Technology Corp.	11,000	368,390
LSI Logic Corp.*	14,200	127,090
Maxim Integrated Products, Inc.	11,536	370,421
Micrel, Inc.*	2,800	28,028
Micron Technology, Inc.*	24,715	372,204
Microsemi Corp.*	1,700	41,446
MKS Instruments, Inc.*	1,300	26,156
Multi-Fineline Electronix, Inc.*	600	19,914
National Semiconductor Corp.	11,700	279,045
Newport Corp.*	600	9,672
Novellus Systems, Inc.*	4,556	112,533
OmniVision Technologies, Inc.*	1,000	21,120
ON Semiconductor Corp.*	11,700	68,796
PMC-Sierra, Inc.*	7,400	69,560
QLogic Corp.*	5,800	99,992
Rambus, Inc.*	4,400	100,364
Rockwell International Corp.	6,400	460,864
Sanmina Corp.*	19,220	88,412
Sigmatel, Inc.*	1,000	4,110
Silicon Image, Inc.*	2,600	28,028
Silicon Laboratories, Inc.*	1,100	38,665
Skyworks Solutions, Inc.*	5,400	29,754
Solectron Corp.*	32,900	112,518
Synopsys, Inc.*	4,900	91,973
Taser International, Inc.*	1,000	7,910
Tech Data Corp.*	1,300	49,803
Technitrol, Inc.	1,500	34,725
Tektronix, Inc.	3,000	88,260
Teradyne, Inc.*	7,100	98,903
Tessera Technologies, Inc.*	1,600	44,000
Texas Instruments, Inc.	57,600	1,744,704

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Thermo Electron Corp.*	5,195	$188,267
Thomas & Betts Corp.*	1,300	66,690
Trimble Navigation Ltd.*	1,950	87,048
TriQuint Semiconductor, Inc.*	5,100	22,746
Vishay Intertechnology, Inc.*	5,430	85,414
Vitesse Semiconductor Corp.*	7,500	10,800
Zoran Corp.*	1,700	41,378
		12,833,474
Energy — 1.7%
Centerpoint Energy, Inc.	9,900	123,750
ChevronTexaco Corp.	84,247	5,228,369
CONSOL Energy, Inc.	7,000	327,040
DTE Energy Co.	6,800	277,032
Energy Conversion Devices, Inc.*	900	32,787
Energy East Corp.	4,700	112,471
Entergy Corp.	7,500	530,625
Evergreen Solar, Inc.*	2,100	27,258
KFx, Inc.*	2,600	39,728
Kinder Morgan, Inc.	3,200	319,648
Peabody Energy Corp.	10,100	563,075
Progress Energy, Inc.	9,100	390,117
Sempra Energy	9,400	427,512
Syntroleum Corp.*	1,700	10,319
TETRA Technologies, Inc.*	2,600	78,754
Watts Industries, Inc., Class A	400	13,420
		8,501,905
Enviromental Services — 0.0%
Headwaters, Inc.*	1,500	38,340
Mine Safety Appliances Co.	800	32,160
Rollins, Inc.	2,350	46,154
		116,654
Facility Services — 0.0%
ABM Industries, Inc.	1,800	30,780
Financial Services — 9.1%
A.G. Edwards, Inc.	2,000	110,640
Advanta Corp., Class B	200	7,190
Affiliated Managers Group, Inc.*	600	52,134
AMBAC Financial Group, Inc.	2,850	231,135
American Capital Strategies Ltd.	5,100	170,748
American Express Co.	46,900	2,496,018
AmeriCredit Corp.*	4,900	136,808
Ameriprise Financial, Inc.	9,040	403,817
AmSouth Bancorporation	12,500	330,625
Asset Acceptance Capital Corp.*	1,300	25,740
Bank of Hawaii Corp.	1,900	94,240
BlackRock, Inc.	500	69,585
Capital One Financial Corp.	9,610	821,174
CapitalSource, Inc.	4,992	117,112
Cash America International, Inc.	200	6,400
Charles Schwab Corp.	46,400	741,472
CIT Group, Inc.	7,600	397,404

	SHARES	VALUE†
Citigroup, Inc.	188,889	$9,112,005
Citizens Banking Corp.	1,500	36,615
Cohen & Steers, Inc.	1,200	28,320
Commerce Bancorp, Inc.	6,500	231,855
CompuCredit Corp.*	1,700	65,348
Countrywide Credit Industries, Inc.	23,100	879,648
Cullen/Frost Bankers, Inc.	2,100	120,330
Digital Insight Corp.*	600	20,574
Dun & Bradstreet Corp.*	1,800	125,424
E*Trade Group, Inc.*	15,200	346,864
Eaton Vance Corp.	4,400	109,824
eFunds Corp.*	1,800	39,690
Equifax, Inc.	4,400	151,096
Fannie Mae	34,800	1,673,880
Federated Investors, Inc. Class B	3,600	113,400
Financial Federal Corp.	300	8,343
First Commonwealth Financial Corp.	2,200	27,940
First Midwest Bancorp, Inc.	1,500	55,620
FirstMerit Corp.	1,900	39,786
Franklin Resources, Inc.	8,000	694,480
Fremont General Corp.	2,800	51,968
Greenhill & Co., Inc.	900	54,684
H&R Block, Inc.	11,800	281,548
IndyMac Bancorp, Inc.	2,400	110,040
Interactive Data Corp.*	3,200	64,288
Investment Technology Group, Inc.*	1,500	76,290
Investors Financial Services Corp.	1,700	76,330
Irwin Financial Corp.	400	7,756
J.P. Morgan Chase & Co.	125,508	5,271,336
Jackson Hewitt Tax Service, Inc.	500	15,675
Janus Capital Group, Inc.	7,100	127,090
Jefferies Group, Inc.	4,300	127,409
KeyCorp	13,900	495,952
Knight Capital Group, Inc., Class A*	3,100	47,213
LaBranche & Co., Inc.*	500	6,055
Legg Mason, Inc.	2,850	283,632
Lehman Brothers Holdings, Inc.	19,300	1,257,395
MBIA, Inc.	4,900	286,895
MCG Capital Corp.	1,900	30,210
Mellon Financial Corp.	14,200	488,906
Merrill Lynch & Co., Inc.	34,100	2,371,996
MoneyGram International, Inc.	2,900	98,455
Morgan Stanley Dean Witter & Co.	37,900	2,395,659
Municipal Mortgage & Equity, L. L. C.	700	19,012
Nasdaq Stock Market, Inc.*	4,000	119,600
National City Corp.	22,108	800,089
Nelnet, Inc., Class A*	1,000	40,550
Nuveen Investments Class A	2,800	120,540
NYSE Group, Inc.*	5,600	383,488
Ocwen Financial Corp.*	2,300	29,233
Piper Jaffray Cos., Inc.*	360	22,036
Protective Life Corp.	2,400	111,888
Raymond James Financial, Inc.	3,900	118,053
Sky Financial Group, Inc.	2,800	66,108
SLM Corp.	14,800	783,216
State Street Corp.	11,100	644,799

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Susquehanna Bancshares, Inc.	800	$19,120
Synovus Financial Corp.	11,600	310,648
T. Rowe Price Group, Inc.	9,000	340,290
TD Ameritrade Holding Corp.	12,900	191,049
The Bear Stearns Cos., Inc.	3,500	490,280
The First Marblehead Corp.	1,600	91,104
The Goldman Sachs Group, Inc.	12,500	1,880,375
The South Financial Group, Inc.	2,700	71,307
The Student Loan Corp.	400	80,800
Waddell & Reed Financial, Inc., Class A	2,717	55,862
Wells Fargo & Co.	60,440	4,054,315
Wilmington Trust Corp.	2,500	105,450
		45,069,278
Food & Beverages — 3.4%
American Italian Pasta Co., Class A*	300	2,568
Anheuser-Busch Cos., Inc.	29,400	1,340,346
Archer-Daniels-Midland Co.	24,877	1,026,923
Brown Forman Corp., Class B	2,000	142,900
Campbell Soup Co.	14,900	552,939
Chiquita Brands International, Inc.	500	6,890
Coca-Cola Co.	85,200	3,665,304
Coca-Cola Enterprises, Inc.	17,100	348,327
ConAgra, Inc.	19,700	435,567
Constellation Brands, Inc., Class A*	6,300	157,500
Corn Products International, Inc.	2,700	82,620
Dean Foods Co.*	5,184	192,793
Del Monte Foods Co.	7,188	80,721
Flowers Foods, Inc.	2,225	63,724
General Mills, Inc.	12,100	625,086
H.J. Heinz Co.	12,100	498,762
Hain Celestial Group, Inc.*	1,400	36,064
Hershey Foods Corp.	6,300	346,941
Hormel Foods Corp.	4,400	163,416
Interstate Bakeries Corp.*	1,300	9,100
Kellogg Co.	13,800	668,334
Kraft Foods, Inc., Class A	17,100	528,390
McCormick & Co., Inc.	4,300	144,265
Molson Coors Brewing Co., Class B	2,300	156,124
Panera Bread Co., Class A*	300	20,172
PepsiAmericas, Inc.	4,400	97,284
PepsiCo, Inc.	59,490	3,571,780
Performance Food Group Co.*	800	24,304
Pilgrim's Pride Corp.	1,500	38,700
Ralcorp Holdings, Inc.*	500	21,265
Sanderson Farms, Inc.	400	11,196
Sara Lee Corp.	27,400	438,948
Smithfield Foods, Inc.*	2,900	83,607
SYSCO Corp.	22,300	681,488
The Great Atlantic & Pacific Tea Co., Inc.	1,100	24,992
The J.M. Smucker Co.	1,329	59,406
Tootsie Roll Industries, Inc.	561	16,342
TreeHouse Foods, Inc.*	816	19,494

	SHARES	VALUE†
Triarc Cos., Inc., Class A	200	$3,266
Tyson Foods, Inc., Class A	8,102	120,396
Wm. Wrigley Jr. Co.	7,625	345,870
		16,854,114
Forest & Paper Products — 0.4%
International Paper Co.	17,724	572,485
Kimberly-Clark Corp.	16,600	1,024,220
P.H. Glatfelter Co.	700	11,109
Smurfit-Stone Container Corp.*	8,600	94,084
Wausau-Mosinee Paper Corp.	800	9,960
Weyerhaeuser Co.	8,300	516,675
		2,228,533
Funeral Services — 0.0%
Service Corp. International	10,600	86,284
Stewart Enterprises, Inc., Class A	3,000	17,250
		103,534
Health Care - Biotechnology — 2.0%
Affymetrix, Inc.*	1,300	33,280
Amgen, Inc.*	37,122	2,421,468
Applera Corp. — Celera Genomics Group.*	2,000	25,900
Arena Pharmaceuticals, Inc.*	1,500	17,370
AtheroGenics, Inc.*	600	7,830
Biogen Idec, Inc.*	12,205	565,458
Biosite, Inc.*	200	9,132
Cambrex Corp.	500	10,415
Charles River Laboratories International, Inc.*	2,588	95,238
CV Therapeutics, Inc.*	1,400	19,558
Digene Corp.*	200	7,748
Encysive Pharmaceuticals, Inc.*	1,700	11,781
Enzon, Inc.*	500	3,770
Exelixis, Inc.*	2,800	28,140
Genentech, Inc.*	29,400	2,404,920
Genzyme Corp.*	8,800	537,240
Gilead Sciences, Inc.*	16,700	987,972
ICOS Corp.*	1,300	28,587
Illumina, Inc.*	1,700	50,422
ImClone Systems, Inc.*	2,700	104,328
Immucor, Inc.*	2,175	41,825
Integra LifeSciences Holdings*	400	15,524
LifeCell Corp.*	1,000	30,920
Martek Biosciences Corp.*	600	17,370
Medarex, Inc.*	4,000	38,440
Medtronic, Inc.	41,100	1,928,412
Myogen, Inc.*	1,100	31,900
Myriad Genetics, Inc.*	1,300	32,825
Nabi Biopharmaceuticals*	1,600	9,184
Nuvelo, Inc.*	1,600	26,640
PDL BioPharma, Inc.*	3,200	58,912
Pharmaceutical Product Development, Inc.	3,900	136,968
Regeneron Pharmaceuticals, Inc.*	2,300	29,486
Serologicals Corp.*	500	15,720

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Tanox, Inc.*	1,100	$15,213
Techne Corp.*	800	40,736
Telik, Inc.*	1,900	31,350
The Medicines Co.*	1,700	33,235
Trimeris, Inc.*	300	3,447
		9,908,664
Health Care - Drugs — 3.8%
Abbott Laboratories	58,500	2,551,185
Abraxis Bioscience, Inc.*	1,650	39,336
Adolor Corp.*	1,600	40,016
Alexion Pharmaceuticals, Inc.*	1,000	36,120
Alkermes, Inc.*	2,679	50,687
Alpharma, Inc., Class A	700	16,828
AmerisourceBergen Corp.	7,118	298,387
Amylin Pharmaceuticals, Inc.*	4,400	217,228
Andrx Group*	1,600	37,104
Barr Laboratories, Inc.*	3,825	182,414
BioMarin Pharmaceutical, Inc.*	3,200	45,984
Bristol-Myers Squibb Co.	74,700	1,931,742
Celgene Corp.*	13,200	626,076
Cephalon, Inc.*	2,300	138,230
Connetics Corp.*	600	7,056
Cubist Pharmaceuticals, Inc.*	1,600	40,288
Dendreon Corp.*	600	2,904
Eli Lilly & Co.	40,700	2,249,489
Forest Laboratories, Inc.*	11,500	444,935
Greatbatch, Inc.*	300	7,080
Impax Laboratories, Inc.*	700	4,375
Incyte Corp.*	2,000	9,200
Inspire Pharmaceuticals, Inc.*	400	1,860
K-V Pharmaceutical Co., Class A*	500	9,330
King Pharmaceuticals, Inc.*	4,949	84,133
Kos Pharmaceuticals, Inc.*	1,500	56,430
Ligand Pharmaceuticals, Inc., Class B*	900	7,605
Medicis Pharmaceutical Corp., Class A	1,300	31,200
MedImmune, Inc.*	7,930	214,903
Millennium Pharmaceuticals, Inc.*	9,900	98,703
Mylan Laboratories, Inc.	6,425	128,500
Neurocrine Biosciences, Inc.*	800	8,480
New River Pharmaceuticals, Inc.*	1,200	34,200
NPS Pharmaceuticals, Inc.*	500	2,440
Onyx Pharmaceuticals, Inc.*	1,300	21,879
OSI Pharmaceuticals, Inc.*	1,200	39,552
Par Pharmaceutical Cos., Inc.*	700	12,922
Pfizer, Inc.	264,875	6,216,616
Pharmion Corp.*	100	1,703
Sciele Pharma, Inc.*	1,300	30,147
Sepracor, Inc.*	2,900	165,706
United Therapeutics Corp.*	200	11,554
Valeant Pharmaceuticals International	3,000	50,760
Vertex Pharmaceuticals, Inc.*	4,000	146,840
ViroPharma, Inc.*	2,700	23,274
Watson Pharmaceuticals, Inc.*	2,800	65,184

	SHARES	VALUE†
Wyeth	48,500	$2,153,885
Zymogenetics, Inc.*	3,200	60,704
		18,655,174
Health Care - Products — 3.3%
Advanced Medical Optics, Inc.*	1,874	95,012
Align Technology, Inc.*	700	5,173
Allergan, Inc.	3,800	407,588
Allscripts Heathcare Solutions, Inc.*	1,900	33,345
American Medical Systems Holdings, Inc.*	2,100	34,965
Arrow International, Inc.	800	26,296
ArthroCare Corp.*	200	8,402
Bausch & Lomb, Inc.	1,300	63,752
Beckman Coulter, Inc.	1,600	88,880
Becton, Dickinson & Co.	9,400	574,622
Biomet, Inc.	8,900	278,481
Boston Scientific Corp.*	40,475	681,599
C.R. Bard, Inc.	3,700	271,062
CONMED Corp.*	500	10,350
Cooper Cos., Inc.	1,155	51,155
Cyberonics, Inc.*	400	8,528
Cytyc Corp.*	3,800	96,368
Dade Behring Holdings, Inc.	2,900	120,756
Datascope Corp.	300	9,252
DENTSPLY International, Inc.	2,017	122,230
Diagnostic Products Corp.	500	29,085
Eclipsys Corp.*	300	5,448
Edwards Lifesciences Corp.*	1,400	63,602
Haemonetics Corp.*	500	23,255
Henry Schein, Inc.*	3,000	140,190
Hologic, Inc.*	1,600	78,976
Hospira, Inc.*	5,440	233,594
Human Genome Sciences, Inc.*	4,700	50,290
Invacare Corp.	500	12,440
Invitrogen Corp.*	1,300	85,891
Johnson & Johnson	106,612	6,388,191
Kinetic Concepts, Inc.*	2,100	92,715
Laserscope*	200	6,162
MannKind Corp.*	1,600	34,096
Mentor Corp.	700	30,450
Merck & Co., Inc.	78,700	2,867,041
MGI Pharma, Inc.*	2,800	60,200
Nektar Therapeutics*	3,500	64,190
Patterson Cos., Inc.*	5,000	174,650
Perrigo Co.	3,200	51,520
PolyMedica Corp.	500	17,980
PSS World Medical, Inc.*	2,900	51,185
ResMed, Inc.*	2,300	107,985
Respironics, Inc.*	2,700	92,394
Schering-Plough Corp.	53,300	1,014,299
St. Jude Medical, Inc.*	11,700	379,314
Stryker Corp.	13,800	581,118
Thoratec Corp.*	2,100	29,127
USANA Health Sciences, Inc.*	200	7,580
Varian Medical Systems, Inc.*	4,800	227,280
Ventana Medical Systems, Inc.*	400	18,872

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Viasys Healthcare, Inc.*	1,500	$38,400
West Pharmaceutical Services, Inc.	800	29,024
Wright Medical Group, Inc.*	400	8,372
Zimmer Holdings, Inc.*	8,380	475,313
		16,558,045
Health Care - Services — 2.5%
American Retirement Corp.*	1,100	36,047
AMERIGROUP Corp.*	1,200	37,248
AmSurg Corp.*	300	6,825
Apria Healthcare Group, Inc.*	800	15,120
Baxter International, Inc.	24,900	915,324
Cardinal Health, Inc.	15,900	1,022,847
Caremark Rx, Inc.	15,300	763,011
Centene Corp.*	800	18,824
Cerner Corp.*	2,600	96,486
Community Health Care*	3,300	121,275
Covance, Inc.*	2,300	140,806
Coventry Health Care, Inc.*	5,150	282,941
DaVita, Inc.*	3,500	173,950
Emdeon Corp.*	11,100	137,751
Express Scripts, Inc.*	4,200	301,308
Genesis HealthCare Corp.*	150	7,106
HCA-The Healthcare Corp.	14,700	634,305
Health Management Associates, Inc., Class A	8,700	171,477
Health Net, Inc.*	3,900	176,163
HealthExtras, Inc.*	1,300	39,286
Healthways, Inc.*	500	26,320
Humana, Inc.*	5,500	295,350
IMS Health, Inc.	6,500	174,525
Kindred Healthcare, Inc.*	600	15,600
Laboratory Corp. of America Holdings*	3,900	242,697
LifePoint Hospitals, Inc.*	233	7,486
Lincare Holdings, Inc.*	2,600	98,384
Magellan Health Services, Inc.*	1,200	54,372
Manor Care, Inc.	2,200	103,224
McKesson HBOC, Inc.	11,000	520,080
Medco Health Solutions, Inc.*	10,469	599,664
MedQuist, Inc.*	500	6,400
Molina Healthcare, Inc.*	1,000	38,050
Odyssey Healthcare, Inc.*	400	7,028
Omnicare, Inc.	4,100	194,422
Pediatrix Medical Group, Inc.*	1,200	54,360
Psychiatric Solutions, Inc.*	1,700	48,722
Quest Diagnostics, Inc.	6,500	389,480
Sierra Health Services, Inc.*	1,800	81,054
STERIS Corp.	2,100	48,006
Sunrise Assisted Living, Inc.*	1,400	38,710
Symmetry Medical, Inc.*	200	3,080
Tenet Healthcare Corp.*	16,950	118,311
The TriZetto Group, Inc.*	1,300	19,227
Triad Hospitals, Inc.*	2,787	110,310
United Surgical Partners International, Inc.*	1,600	48,112

	SHARES	VALUE†
UnitedHealth Group, Inc.	46,364	$2,076,180
Universal Health Services, Inc., Class B	1,300	65,338
VCA Antech, Inc.*	2,600	83,018
WellCare Health Plans, Inc.*	1,300	63,765
Wellpoint, Inc.*	22,978	1,672,109
		12,401,484
Hotels & Restaurants — 0.1%
Isle of Capri Casinos, Inc.*	300	7,695
The Marcus Corp.	200	4,176
Vail Resorts, Inc.*	1,400	51,940
Wynn Resorts Ltd.*	3,200	234,560
		298,371
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	7,008
Tempur-Pedic International, Inc.*	2,400	32,424
		39,432
Household Products — 0.1%
Alberto-Culver Co., Class B	3,500	170,520
Black & Decker Corp.	2,300	194,258
Church & Dwight Co., Inc.	2,500	91,050
Ethan Allen Interiors, Inc.	800	29,240
Furniture Brands International, Inc.	1,000	20,840
		505,908
Instruments - Scientific — 0.2%
Applera Corp. — Applied Biosystems Group	4,700	152,045
FEI Co.*	600	13,608
Fisher Scientific International, Inc.*	4,164	304,180
Gen-Probe, Inc.*	1,200	64,776
Intermagnetics General Corp.*	600	16,188
Intuitive Surgical, Inc.*	400	47,188
Kyphon, Inc.*	1,500	57,540
Millipore Corp.*	1,000	62,990
Waters Corp.*	3,400	150,960
		869,475
Insurance — 4.6%
21st Century Insurance Group	2,100	30,240
Aetna, Inc.	20,600	822,558
AFLAC, Inc.	18,900	876,015
Alfa Corp.	2,400	39,744
Allstate Corp.	23,200	1,269,736
American Equity Investment Life Holding Co.	1,800	19,188
American Financial Group, Inc.	2,600	111,540
American International Group, Inc.	98,745	5,830,892
American National Insurance Co.	400	51,888
AmerUs Group Co.	900	52,695
Aon Corp.	11,500	400,430
Argonaut Group, Inc.*	1,000	30,040
Arthur J. Gallagher & Co.	3,200	81,088
Assurant, Inc.	4,400	212,960
Brown & Brown, Inc.	4,700	137,334

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Chubb Corp.	14,900	$743,510
CIGNA Corp.	3,700	364,487
Cincinnati Financial Corp.	5,614	263,914
CNA Financial Corp.*	9,200	303,232
CNA Surety Corp.*	900	15,552
Conseco, Inc.*	5,500	127,050
Delphi Financial Group, Inc., Class S	1,675	60,903
Erie Indemnity Co., Class A	1,400	72,800
FBL Financial Group, Inc., Class A	200	6,480
Fidelity National Title Group, Inc., Class A	807	15,874
Great American Financial Resources, Inc.	1,700	35,581
Hanover Insurance Group, Inc.*	1,100	52,206
Harleysville Group, Inc.	600	19,032
Hartford Financial Services Group, Inc.	9,600	812,160
HCC Insurance Holdings, Inc.	3,400	100,096
Hilb, Rogal & Hamilton Co.	1,300	48,451
Horace Mann Educators Corp.	700	11,865
Infinity Property & Casualty Corp.	400	16,400
LandAmerica Financial Group, Inc.	300	19,380
Lincoln National Corp.	10,333	583,194
Loews Corp.	20,000	709,000
Manulife Financial Corp.	12,326	391,597
Markel Corp.*	100	34,700
Marsh & McLennan Cos., Inc.	19,700	529,733
Mercury General Corp.	1,300	73,281
MetLife, Inc.	27,300	1,398,033
MGIC Investment Corp.	2,700	175,500
Nationwide Financial Services, Inc., Class A	1,600	70,528
Odyssey Re Holdings Corp.	2,100	55,335
Ohio Casualty Corp.	1,900	56,487
Old Republic International Corp.	7,375	157,604
Philadelphia Consolidated Holding Corp.*	2,400	72,864
Principal Financial Group, Inc.	10,000	556,500
ProAssurance Corp.*	500	24,090
Prudential Financial, Inc.	15,700	1,219,890
Radian Group, Inc.	2,400	148,272
Reinsurance Group of America, Inc.	1,600	78,640
RLI Corp.	500	24,090
Safeco Corp.	3,600	202,860
Selective Insurance Group, Inc.	500	27,935
St. Paul Cos., Inc.	25,041	1,116,328
StanCorp Financial Group, Inc.	1,400	71,274
State Auto Financial Corp.	600	19,524
Stewart Information Services Corp.	300	10,893
The Commerce Group, Inc.	1,400	41,356
The First American Corp.	3,300	139,491
The Navigators Group, Inc.*	100	4,382
The Phoenix Companies, Inc.	2,100	29,568
The PMI Group, Inc.	2,500	111,450
The Progressive Corp.	22,800	586,188

	SHARES	VALUE†
Torchmark, Inc.	2,900	$176,088
Transatlantic Holdings, Inc.	1,700	95,030
Triad Guaranty, Inc.*	200	9,776
Unitrin, Inc.	1,800	78,462
Universal American Financial Corp.*	1,652	21,724
UnumProvident Corp.	9,500	172,235
W.R. Berkley Corp.	6,505	222,016
Zenith National Insurance Corp.	1,200	47,604
		22,598,843
Internet Services — 1.0%
Akamai Technologies, Inc.*	5,154	186,523
Ariba, Inc.*	633	5,210
CACI International, Inc., Class A*	600	34,998
CMGI, Inc.*	4,000	4,840
CNET Networks, Inc.*	5,300	42,294
Cogent Communications Group, Inc.*	1,000	9,370
Digital River, Inc.*	1,400	56,546
EarthLink, Inc.*	4,500	38,970
Equinix, Inc.*	200	10,972
Expedia, Inc.*	10,158	152,065
F5 Networks, Inc.*	1,400	74,872
GSI Commerce, Inc.*	900	12,177
IAC/InterActiveCorp*	10,158	269,085
Ixia*	1,700	15,300
j2 Global Communications, Inc.*	1,800	56,196
Juniper Networks, Inc.*	17,406	278,322
Jupitermedia Corp.*	400	5,200
Liberty Media Holding Corp. — Interactive, Class A*	24,150	416,829
Monster Worldwide, Inc.*	4,000	170,640
Move, Inc.*	4,700	25,756
Netflix, Inc.*	1,800	48,978
NETGEAR, Inc.*	1,000	21,650
NetRatings, Inc.*	400	5,556
Priceline.com, Inc.*	500	14,930
Qwest Communications International, Inc.*	67,829	548,737
Real Networks, Inc.*	5,500	58,850
Redback Networks, Inc.*	1,800	33,012
RSA Security, Inc.*	2,300	62,537
S1 Corp.*	1,300	6,240
SafeNet, Inc.*	400	7,088
Total System Services, Inc.	6,300	121,275
United Online, Inc.	2,150	25,800
ValueClick, Inc.*	3,400	52,190
VeriSign, Inc.*	7,915	183,391
WebEx Communications, Inc.*	1,600	56,864
Websense, Inc.*	1,600	32,864
Yahoo!, Inc.*	48,210	1,590,930
		4,737,057
Leisure — 0.8%
Ameristar Casinos, Inc.	1,800	35,010
Aztar Corp.*	600	31,176
Bally Technologies, Inc.*	1,600	26,352
Boyd Gaming Corp.	2,300	92,828

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure (Continued)
Brunswick Corp.	3,500	$116,375
Choice Hotels International, Inc.	1,600	96,960
Gaylord Entertainment Co.*	700	30,548
Harrah's Entertainment, Inc.	7,003	498,474
Hilton Hotels Corp.	13,800	390,264
International Game Technology	12,100	459,074
International Speedway Corp., Class A	500	23,185
K2, Inc.*	500	5,470
Life Time Fitness, Inc.*	1,300	60,151
Marriott International, Inc., Class A	14,200	541,304
Marvel Entertainment, Inc.*	2,300	46,000
MGM Mirage, Inc.*	10,300	420,240
Multimedia Games, Inc.*	700	7,091
Penn National Gaming, Inc.*	2,700	104,706
Pinnacle Entertainment, Inc.*	2,000	61,300
Sabre Holdings Corp., Class A	4,516	99,352
Scientific Games Corp., Class A*	3,100	110,422
Shuffle Master, Inc.*	600	19,668
Six Flags, Inc.*	3,200	17,984
Speedway Motorsports, Inc.	1,500	56,610
Starwood Hotels & Resorts Worldwide, Inc.	7,800	470,652
Station Casinos, Inc.	1,850	125,948
Topps Co., Inc.	900	7,398
WMS Industries, Inc.*	500	13,695
		3,968,237
Machinery — 0.9%
Albany International Corp. Class A	400	16,956
Applied Industrial Technologies, Inc.	1,675	40,719
Baldor Electric Co.	400	12,516
CARBO Ceramics, Inc.	300	14,739
Caterpillar, Inc.	25,400	1,891,792
Deere & Co.	8,200	684,618
Dover Corp.	6,900	341,067
Flowserve Corp.*	1,800	102,420
Gardner Denver, Inc.*	1,900	73,150
Graco, Inc.	1,550	71,269
IDEX Corp.	1,000	47,200
JLG Industries, Inc.	3,200	72,000
Joy Global, Inc.	3,900	203,151
Kennametal, Inc.	700	43,575
Lone Star Technologies, Inc.*	400	21,608
National-Oilwell, Inc.*	5,905	373,905
Regal-Beloit Corp.	300	13,245
Sauer-Danfoss, Inc.	1,500	38,130
SPX Corp.	2,000	111,900
Terex Corp.*	1,200	118,440
The Manitowoc Co., Inc.	2,200	97,900
Universal Compression Holdings, Inc.*	300	18,891
Woodward Governor Co.	600	18,306
		4,427,497

	SHARES	VALUE†
Manufacturing — 0.4%
American Standard Cos., Inc.	6,800	$294,236
AptarGroup, Inc.	700	34,727
Ball Corp.	3,200	118,528
Blount International, Inc.*	1,400	16,828
Briggs & Stratton Corp.	1,000	31,110
CLARCOR, Inc.	1,800	53,622
Cognex Corp.	1,500	39,045
Donaldson Co., Inc.	2,400	81,288
Eaton Corp.	5,300	399,620
ESCO Technologies, Inc.*	400	21,380
General Cable Corp.*	1,400	49,000
Leggett & Platt, Inc.	6,300	157,374
Lennox International, Inc.	2,100	55,608
Nordson Corp.	400	19,672
Packaging Corp. of America	3,500	77,070
Pall Corp.	4,200	117,600
Polaris Industries, Inc.	800	34,640
Quanex Corp.	450	19,381
The Brink's Co.	1,200	67,692
Varian, Inc.*	500	20,755
Wabtec Corp.	1,500	56,100
Zebra Technologies Corp., Class A*	1,875	64,050
		1,829,326
Metals & Mining — 0.8%
Alcoa, Inc.	33,100	1,071,116
Aleris International, Inc.*	1,000	45,850
Alpha Natural Resources, Inc.*	600	11,772
Arch Coal, Inc.	5,400	228,798
Century Aluminum Co.*	349	12,456
Cleveland-Cliffs, Inc.	400	31,716
Coeur d'Alene Mines Corp.*	9,900	47,619
Commercial Metals Co.	4,600	118,220
Compass Minerals International, Inc.	1,000	24,950
Freeport-McMoran Copper & Gold, Inc., Class B	6,300	349,083
Gibraltar Industries, Inc.	1,000	29,000
Hecla Mining Co.*	4,300	22,575
Kaydon Corp.	500	18,655
Massey Energy Co.	3,000	108,000
MSC Industrial Direct Co., Inc., Class A	1,000	47,570
Mueller Industries, Inc.	500	16,515
Newmont Mining Corp.	15,200	804,536
Phelps Dodge Corp.	5,400	443,664
Precision Castparts Corp.	4,524	270,354
Stillwater Mining Co.*	3,300	41,844
Titanium Metals Corp.*	5,400	185,652
USEC, Inc.	2,200	26,070
		3,956,015
Multimedia — 2.3%
A.H. Belo Corp., Series A	2,400	37,440
CBS Corp., Class A	1,700	46,002
CBS Corp., Class B	26,907	727,834
Cox Radio, Inc., Class A*	800	11,536

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia (Continued)
DreamWorks Animation SKG, Inc., Class A*	1,300	$29,770
Emmis Communications Corp., Class A*	1,082	16,922
Entercom Communications Corp.	1,100	28,776
Gannett Co., Inc.	8,600	480,998
Gemstar-TV Guide International, Inc.*	14,461	50,903
Macrovision Corp.*	1,700	36,584
Martha Stewart Living Omnimedia, Inc., Class A*	200	3,342
McGraw-Hill Cos, Inc.	12,700	637,921
Media General, Inc., Class A	400	16,756
Meredith Corp.	900	44,586
News Corp., Class A	37,100	748,678
News Corp., Class B	77,944	1,494,966
The E.W. Scripps Co., Class A	4,600	198,444
Time Warner Telecom, Inc., Class A*	2,200	32,670
Time Warner, Inc.	159,000	2,750,700
Tribune Co.	9,500	308,085
Triple Crown Media, Inc.*	50	434
Viacom, Inc., Class A*	1,700	61,115
Viacom, Inc., Class B*	22,607	810,235
Walt Disney Co.	83,440	2,503,200
XM Satellite Radio Holdings, Inc., Class A*	6,700	98,155
		11,176,052
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	400	16,512
IKON Office Solutions, Inc.	3,900	49,140
Lexmark International Group, Inc., Class A*	3,400	189,822
Pitney Bowes, Inc.	7,300	301,490
Xerox Corp.*	32,600	453,466
		1,010,430
Office Furnishings & Supplies — 0.1%
Acco Brands Corp.*	2,069	45,311
Avery Dennison Corp.	4,000	232,240
Herman Miller, Inc.	1,600	41,232
HNI Corp.	500	22,675
Interface, Inc.*	1,700	19,465
Knoll, Inc.	100	1,836
OfficeMax, Inc.	2,100	85,575
Steelcase, Inc., Class A	2,200	36,190
		484,524
Oil & Gas — 7.5%
AGL Resources, Inc.	2,100	80,052
Anadarko Petroleum Corp.	17,400	829,806
Apache Corp.	12,584	858,858
Aquila, Inc.*	13,500	56,835
Atmos Energy Corp.	2,700	75,357
ATP Oil & Gas Corp.*	1,000	41,930
Atwood Oceanics, Inc.*	1,200	59,520
Baker Hughes, Inc.	12,300	1,006,755

	SHARES	VALUE†
Berry Petroleum Co., Class A	1,600	$53,040
BJ Services Co.	11,700	435,942
Cabot Oil & Gas Corp., Class A	1,750	85,750
Cameron International Corp.*	3,900	186,303
Cheniere Energy, Inc.*	1,200	46,800
Chesapeake Energy Corp.	14,500	438,625
Cimarex Energy Co.	2,810	120,830
Comstock Resources, Inc.*	600	17,916
ConocoPhillips	62,678	4,107,289
Delta Petroleum Corp.*	1,300	22,269
Denbury Resources, Inc.*	3,600	114,012
Devon Energy Corp.	5,740	346,753
Diamond Offshore Drilling, Inc.	4,400	369,292
Dresser-Rand Group, Inc.*	3,100	72,788
El Paso Corp.	26,453	396,795
Encore Aquisition Co.*	1,750	46,953
Energen Corp.	2,500	96,025
Energy Partners Ltd.*	1,000	18,950
ENSCO International, Inc.	4,900	225,498
EOG Resources, Inc.	7,700	533,918
Equitable Resources, Inc.	4,300	144,050
Exxon Mobil Corp.	219,864	13,488,657
FMC Technologies, Inc.*	2,500	168,650
Forest Oil Corp.	2,300	76,268
Frontier Oil Corp.	3,600	116,640
Grant Prideco, Inc.*	4,600	205,850
Grey Wolf, Inc.*	6,900	53,130
Halliburton Co.	18,600	1,380,306
Hanover Compressor Co.*	3,700	69,486
Helix Energy Solutions Group, Inc.*	2,600	104,936
Helmerich & Payne, Inc.	1,200	72,312
Hess Corp.	10,100	533,785
Holly Corp.	1,400	67,480
Hornbeck Offshore Services, Inc.*	1,000	35,520
Houston Exploration Co.*	500	30,595
Hugoton Royalty Trust	649	19,275
Hydril Co.*	200	15,704
KCS Energy, Inc.*	1,400	41,580
Kerr-McGee Corp.	8,504	589,752
Key Energy Services, Inc.*	2,900	44,225
Marathon Oil Corp.	12,501	1,041,333
Mariner Energy, Inc.*	971	17,837
Murphy Oil Corp.	5,900	329,574
National Fuel Gas Co.	2,900	101,906
New Jersey Resources Corp.	500	23,390
Newfield Exploration Co.*	4,300	210,442
Newpark Resources, Inc.*	2,600	15,990
Nicor, Inc.	1,500	62,250
Noble Energy, Inc.	6,368	298,405
Occidental Petroleum Corp.	13,640	1,398,782
Oceaneering International, Inc.*	800	36,680
Oil States International, Inc.*	1,600	54,848
ONEOK, Inc.	4,200	142,968
Quicksilver Resources, Inc.*	1,800	66,258
Parallel Petroleum Corp.*	1,300	32,123
Parker Drilling Co.*	2,900	20,822

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Patterson-UTI Energy, Inc.	6,200	$175,522
Penn Virginia Corp.	200	13,976
Petrohawk Energy Corp.*	2,200	27,720
Piedmont Natural Gas Co., Inc.	2,300	55,890
Pioneer Natural Resources Co.	3,802	176,451
Plains Exploration & Production Co.*	2,700	109,458
Pogo Producing Co.	1,700	78,370
Pride International, Inc.*	5,400	168,642
Range Resources Corp.	4,700	127,793
Remington Oil & Gas Corp.*	300	13,191
Rowan Cos., Inc.	3,300	117,447
RPC, Inc.	2,050	49,774
SEACOR Holdings, Inc.*	300	24,630
Smith International, Inc.	7,700	342,419
South Jersey Industries, Inc.	400	10,956
Southern Union Co.	3,088	83,561
Southwestern Energy Co.*	5,400	168,264
St. Mary Land & Exploration Co.	1,700	68,425
Sunoco, Inc.	3,800	263,302
Superior Energy Services, Inc.*	2,300	77,970
Swift Energy Co.*	300	12,879
Tesoro Petroleum Corp.	2,500	185,900
The Laclede Group, Inc.	300	10,308
The Meridian Resource Corp.*	800	2,800
Tidewater, Inc.	1,300	63,960
UGI Corp.	3,100	76,322
Unit Corp.*	900	51,201
Valero Energy Corp.	22,418	1,491,245
W-H Energy Services, Inc.*	200	10,166
Western Gas Resources, Inc.	2,600	155,610
Whiting Petroleum Corp.*	800	33,496
Williams Cos., Inc.	21,400	499,904
XTO Energy, Inc.	12,309	544,920
		37,149,142
Paper & Related Products — 0.1%
American Greetings Corp., Class A	1,300	27,313
Bowater, Inc.	1,200	27,300
Louisiana-Pacific Corp.	3,600	78,840
MeadWestvaco Corp.	6,540	182,662
Neenah Paper, Inc.	393	11,967
Potlatch Corp.	555	20,951
Temple-Inland, Inc.	4,000	171,480
		520,513
Personal Care — 0.0%
Chattem, Inc.*	200	6,074
Elizabeth Arden, Inc.*	300	5,364
Nu Skin Enterprises, Inc., Class A	2,400	35,640
Revlon, Inc., Class A*	13,652	17,202
		64,280
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,900	259,202
Photronics, Inc.*	600	8,880
		268,082

	SHARES	VALUE†
Printing — 0.1%
Cenveo, Inc.*	1,800	$32,310
Consolidated Graphics, Inc.*	200	10,412
R. R. Donnelley & Sons Co.	7,800	249,210
Valassis Communications, Inc.*	1,000	23,590
		315,522
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	80,523
Hollinger International, Inc., Class A	2,100	16,863
John Wiley & Sons, Inc., Class A	1,000	33,200
Journal Register Co.	600	5,376
Lee Enterprises, Inc.	800	21,560
PRIMEDIA, Inc.*	8,400	15,372
ProQuest Co.*	500	6,145
Scholastic Corp.*	500	12,985
The McClatchy Co., Class A	1,526	61,222
The New York Times Co., Class A	5,200	127,608
The Reader's Digest Association, Inc.	2,800	39,088
		419,942
Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A*	8,500	211,650
Corrections Corp. of America*	600	31,764
Jones Lang LaSalle, Inc.	600	52,530
The St. Joe Co.	2,000	93,080
Trammell Crow Co.*	1,000	35,170
		424,194
Restaurants — 0.8%
Applebee's International, Inc.	2,600	49,972
Bob Evans Farms, Inc.	700	21,007
Brinker International, Inc.	2,300	83,490
CBRL Group, Inc.	1,100	37,312
CEC Entertainment, Inc.*	600	19,272
CKE Restaurants, Inc.	1,700	28,237
Darden Restaurants, Inc.	5,100	200,940
Domino's Pizza, Inc.	2,300	56,902
IHOP Corp.	400	19,232
Jack in the Box, Inc.*	500	19,600
Krispy Kreme Doughnuts, Inc.*	1,000	8,140
Landry's Seafood Restaurants, Inc.	300	9,735
McDonald's Corp.	45,200	1,518,720
OSI Restaurant Partners, Inc.	1,800	62,280
P.F. Chang's China Bistro, Inc.*	900	34,218
Papa John's International, Inc.*	1,100	36,520
RARE Hospitality International, Inc.*	500	14,380
Ruby Tuesday, Inc.	1,400	34,174
Ryan's Restaurant Group, Inc.*	800	9,528
Sonic Corp.*	3,125	64,969
Starbucks Corp.*	27,500	1,038,400
Texas Roadhouse, Inc., Class A*	300	4,056
The Cheesecake Factory*	2,850	76,807
Wendy's International, Inc.	4,000	233,160
Yum! Brands, Inc.	9,600	482,592
		4,163,643

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Food — 0.3%
Kroger Co.	26,100	$570,546
Ruddick Corp.	900	22,059
Safeway, Inc.	15,300	397,800
SUPERVALU, Inc.	6,875	211,062
Weis Markets, Inc.	400	16,480
Whole Foods Market, Inc.	4,400	284,416
		1,502,363
Retail - General — 2.4%
99 Cents Only Stores*	2,366	24,748
Big Lots, Inc.*	3,700	63,196
BJ's Wholesale Club, Inc.*	1,700	48,195
Casey's General Stores, Inc.	1,800	45,018
CVS Corp.	29,300	899,510
Dillards, Inc. Class A	2,900	92,365
Dollar General Corp.	10,525	147,140
Family Dollar Stores, Inc.	4,700	114,821
Federated Department Stores, Inc.	19,908	728,633
Fred's, Inc.	500	6,675
J.C. Penney Co., Inc.	8,000	540,080
Longs Drug Stores Corp.	600	27,372
Target Corp.	29,900	1,461,213
TJX Cos., Inc.	16,600	379,476
Wal-Mart Stores, Inc.	150,000	7,225,500
		11,803,942
Retail - Specialty — 3.7%
Abercrombie & Fitch Co., Class A	2,500	138,575
Aeropostale, Inc.*	1,200	34,668
Amazon.com, Inc.*	13,200	510,576
American Eagle Outfitters, Inc.	5,700	194,028
AnnTaylor Stores Corp.*	2,650	114,957
AutoNation, Inc.*	9,400	201,536
Barnes & Noble, Inc.	1,700	62,050
bebe stores, Inc.	2,750	42,405
Bed Bath & Beyond, Inc.*	10,700	354,919
Best Buy Co., Inc.	17,625	966,555
Blockbuster, Inc., Class A	4,500	22,410
Blockbuster, Inc., Class B*	2,600	11,414
Borders Group, Inc.	1,600	29,536
Brown Shoe Co., Inc.	1,000	34,080
Cabela's, Inc., Class A*	2,100	40,446
Callaway Golf Co.	2,100	27,279
Central Garden & Pet Co.*	200	8,610
Chico's FAS, Inc.*	5,800	156,484
Children's Place Retail Stores, Inc.*	800	48,040
Christopher & Banks Corp.	1,400	40,600
Circuit City Stores-Circuit City Group	6,400	174,208
Claire's Stores, Inc.	3,000	76,530
Coldwater Creek, Inc.*	3,350	89,646
Copart, Inc.*	2,850	69,996
Cost Plus, Inc.*	300	4,398
Costco Wholesale Corp.	17,900	1,022,627
Dollar Tree Stores, Inc.*	3,700	98,050
eBay, Inc.*	50,200	1,470,358

	SHARES	VALUE†
Escala Group, Inc.*	1,000	$4,680
Foot Locker, Inc.	5,000	122,450
GameStop Corp., Class A*	637	21,817
GameStop Corp., Class B*	1,357	56,994
Group 1 Automotive, Inc.	400	22,536
Guitar Center, Inc.*	300	13,341
Hibbett Sporting Goods, Inc.*	1,100	26,290
Home Depot, Inc.	76,450	2,736,145
Hot Topic, Inc.*	600	6,906
Jo-Ann Stores, Inc.*	200	2,930
K-Swiss, Inc., Class A	400	10,680
Kohl's Corp.*	12,400	733,088
La-Z-Boy, Inc.	1,400	19,600
Liz Claiborne, Inc.	3,800	140,828
Lowe's Cos., Inc.	28,100	1,704,827
Michaels Stores, Inc.	4,500	185,580
Movie Gallery, Inc.	700	4,347
NBTY, Inc.*	1,500	35,865
Nordstrom, Inc.	9,200	335,800
Nutri/System, Inc.*	1,000	62,130
Office Depot, Inc.*	10,500	399,000
Overstock.com, Inc.*	200	4,252
Pacific Sunwear of California, Inc.*	2,050	36,757
Payless ShoeSource, Inc.*	2,200	59,774
Pep Boys — Manny, Moe & Jack	2,000	23,460
PETCO Animal Supplies, Inc.*	1,200	24,516
PETsMART, Inc.	5,100	130,560
Pier 1 Imports, Inc.	3,100	21,638
RadioShack Corp.	4,200	58,800
RC2 Corp.*	200	7,732
Regis Corp.	1,100	39,171
Rite Aid Corp.*	19,000	80,560
Ross Stores, Inc.	4,900	137,445
Saks, Inc.	4,600	74,382
Sears Holdings Corp.*	4,025	623,231
Select Comfort Corp.*	1,950	44,792
Sonic Automotive, Inc., Class A	400	8,872
Sotheby's Holdings, Inc., Class A*	2,300	60,375
Stage Stores, Inc.	300	9,900
Staples, Inc.	26,250	638,400
Stein Mart, Inc.	500	7,400
The Cato Corp., Class A	300	7,755
The Dress Barn, Inc.*	2,000	50,700
The Gap, Inc.	31,300	544,620
The Gymboree Corp.*	1,000	34,760
The Limited, Inc.	13,580	347,512
The Men's Wearhouse, Inc.	1,750	53,025
The Nautilus Group, Inc.	500	7,855
The Sherwin Williams Co.	4,700	223,156
The Talbots, Inc.	1,300	23,985
Tiffany & Co.	4,800	158,496
Too, Inc.*	500	19,195
Tractor Supply Co.*	1,400	77,378
Tuesday Morning Corp.	600	7,890
Urban Outfitters, Inc.*	5,300	92,697
V.F. Corp.	4,000	271,680

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Walgreen Co.	34,400	$1,542,496
Williams-Sonoma, Inc.	4,100	139,605
Zale Corp.*	1,600	38,544
		18,424,181
Steel — 0.3%
AK Steel Holding Corp.*	3,000	41,490
Allegheny Technologies, Inc.	3,100	214,644
Carpenter Technology Corp.	300	34,650
Chaparral Steel Co.*	300	21,606
Maverick Tube Corp.*	700	44,233
Nucor Corp.	11,200	607,600
Oregon Steel Mills, Inc.*	1,000	50,660
Reliance Steel & Aluminum Co.	1,400	116,130
Schnitzer Steel Industries, Inc., Class A	500	17,740
Steel Dynamics, Inc.	1,000	65,740
The Timken Co.	3,000	100,530
United States Steel Corp.	3,000	210,360
Worthington Industries, Inc.	3,000	62,850
		1,588,233
Telecommunications — 4.3%
ADC Telecommunications, Inc.*	3,747	63,174
ADTRAN, Inc.	2,300	51,589
ALLTEL Corp.	14,824	946,216
American Tower Corp., Class A*	15,100	469,912
AT&T, Inc.	139,696	3,896,121
Avaya, Inc.*	16,900	192,998
BellSouth Corp.	62,300	2,255,260
Broadwing Corp.*	2,700	27,945
Cablevision Systems Corp., Class A	8,600	184,470
Centennial Communications Corp., Class A	3,600	18,720
CenturyTel, Inc.	700	26,005
CIENA Corp.*	22,100	106,301
Cincinnati Bell, Inc.*	8,900	36,490
Citizens Communications Co.	11,700	152,685
Commonwealth Telephone Enterprises, Inc.	300	9,948
CommScope, Inc.*	1,800	56,556
Comverse Technology, Inc.*	6,800	134,436
Crown Castle International Corp.*	7,717	266,545
Ditech Networks, Inc.*	300	2,616
Dobson Communications Corp., Class A*	5,700	44,061
EchoStar Communications Corp., Class A*	6,900	212,589
Embarq Corp.*	5,130	210,279
First Avenue Networks, Inc.*	1,100	11,968
Harris Corp.	4,500	186,795
IDT Corp.*	200	2,640
IDT Corp., Class B*	1,800	24,822
InfoSpace, Inc.*	500	11,335
InterDigital Communication Corp.*	2,000	69,820
JDS Uniphase Corp.*	60,690	153,546

	SHARES	VALUE†
Leap Wireless International, Inc.*	2,200	$104,390
Level 3 Communications, Inc.*	30,500	135,420
Lucent Technologies, Inc.*	142,200	344,124
MasTec, Inc.*	2,200	29,062
Motorola, Inc.	90,000	1,813,500
NII Holdings, Inc., Class B*	4,800	270,624
Novatel Wireless, Inc.*	200	2,076
Plantronics, Inc.	1,100	24,431
Powerwave Technologies, Inc.*	3,500	31,920
Premiere Global Services, Inc.*	1,800	13,590
Price Communications Corp.*	1,825	30,934
QUALCOMM, Inc.	59,600	2,388,172
RCN Corp.*	400	9,972
RF Micro Devices, Inc.*	6,400	38,208
SBA Communications Corp., Class A*	2,900	75,806
Sprint Corp.	102,616	2,051,294
Sycamore Networks, Inc.*	10,100	41,006
Symbol Technologies, Inc.	8,550	92,255
Telephone & Data Systems, Inc.	1,200	49,680
Telephone & Data Systems, Inc.	1,200	46,680
Tellabs, Inc.*	16,256	216,367
UbiquiTel, Inc.*	2,400	24,816
Ulticom, Inc.*	500	5,235
United States Cellular Corp.*	1,300	78,780
Verizon Communications	105,400	3,529,846
West Corp.*	2,500	119,775
Wireless Facilities, Inc.*	700	1,925
		21,395,730
Textile & Apparel — 0.3%
Carter's, Inc.*	2,000	52,860
Charming Shoppes, Inc.*	4,400	49,456
Coach, Inc.*	13,800	412,620
Columbia Sportswear Co.*	1,000	45,260
DHB Industries, Inc.(a)*	500	705
G & K Services, Inc., Class A	200	6,860
Guess?, Inc.*	1,400	58,450
Jones Apparel Group, Inc.	3,200	101,728
Kellwood Co.	400	11,708
Mohawk Industries, Inc.*	1,643	115,585
NIKE, Inc., Class B	5,200	421,200
Oakley, Inc.	2,100	35,385
Oxford Industries, Inc.	300	11,823
Phillips-Van Heusen Corp.	1,400	53,424
Polo Ralph Lauren Corp.	1,500	82,350
Quiksilver, Inc.*	4,300	52,374
The Finish Line, Inc., Class A	800	9,464
The Warnaco Group, Inc.*	1,400	26,152
Timberland Co.*	1,000	26,100
Wolverine World Wide, Inc.	2,200	51,326
		1,624,830
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	1,500	16,710
Goodyear Tire & Rubber Co.*	6,400	71,040
		87,750

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Tobacco — 1.3%
Altria Group, Inc.	75,100	$5,514,593
Loews Corp. — Carolina Group	1,600	82,192
Reynolds American, Inc.	3,800	438,140
UST, Inc.	5,800	262,102
		6,297,027
Tools - Hand Held — 0.0%
Snap-on, Inc.	1,400	56,588
Stanley Works	3,000	141,660
Toro Co.	1,000	46,700
		244,948
Transportation — 1.4%
ABX Air, Inc.*	600	3,624
Alexander & Baldwin, Inc.	900	39,843
Arkansas Best Corp.	400	20,084
Bristow Group, Inc.*	200	7,200
Burlington Northern Santa Fe Corp.	4,600	364,550
C.H. Robinson Worldwide, Inc.	5,800	309,140
Con-way, Inc.	2,000	115,860
CSX Corp.	8,000	563,520
EGL, Inc.*	800	40,160
FedEx Corp.	8,400	981,624
Forward Air Corp.	450	18,328
GATX Corp.	1,700	72,250
Genesee & Wyoming, Inc., Class A*	1,300	46,111
Heartland Express, Inc.	3,066	54,851
HUB Group, Inc., Class A*	1,400	34,342
J.B. Hunt Transport Services, Inc.	5,300	132,023
Kansas City Southern Industries, Inc.*	2,100	58,170
Kirby Corp.*	1,000	39,500
Knight Transportation, Inc.	2,625	53,025
Laidlaw International, Inc.	3,600	90,720
Landstar Systems, Inc.	1,600	75,568
Norfolk Southern Corp.	14,800	787,656
Old Dominion Freight Line, Inc.*	450	16,916
Overseas Shipholding Group, Inc.	900	53,235
Ryder System, Inc.	1,600	93,488
Swift Transportation Co., Inc.*	2,500	79,400
Union Pacific Corp.	8,400	780,864
United Parcel Service, Inc., Class B	21,600	1,778,328
Werner Enterprises, Inc.	2,700	54,729
YRC Worldwide, Inc.*	1,263	53,185
		6,818,294
Utilities — 2.9%
AES Corp.*	23,600	435,420
Allegheny Energy, Inc.*	6,200	229,834
Alliant Energy Corp.	3,700	126,910
Ameren Corp.	7,800	393,900
American Electric Power Co., Inc.	14,200	486,350
American Power Conversion Corp.	6,200	120,838
Aqua America, Inc.	4,034	91,935
Avista Corp.	1,000	22,830
Black Hills Corp.	500	17,165
Calpine Corp.*	17,200	6,708

	SHARES	VALUE†
CH Energy Group, Inc.	300	$14,400
Cleco Corp.	1,600	37,200
CMS Energy Corp.*	6,600	85,404
Consolidated Edison, Inc.	9,300	413,292
Constellation Energy Group	6,100	332,572
Dominion Resources, Inc.	11,800	882,522
DPL, Inc.	4,300	115,240
Duke Energy Corp.	44,456	1,305,673
Dynegy, Inc., Class A*	10,400	56,888
Edison International	10,400	405,600
El Paso Electric Co.*	1,200	24,192
Exelon Corp.	24,000	1,363,920
FirstEnergy Corp.	11,900	645,099
FPL Group, Inc.	14,600	604,148
FuelCell Energy, Inc.*	900	8,622
IDACORP, Inc.	600	20,574
KeySpan Corp.	5,600	226,240
MDU Resources Group, Inc.	3,550	129,965
Mirant Corp.*	10,800	289,440
NiSource, Inc.	8,137	177,712
Northeast Utilities	5,000	103,350
Northwest Natural Gas Co.	1,400	51,842
OGE Energy Corp.	3,100	108,593
Otter Tail Power Co.	500	13,665
Parker-Hannifin Corp.	4,300	333,680
Peoples Energy Corp.	700	25,137
Pepco Holdings, Inc.	6,100	143,838
PG&E Corp.	11,900	467,432
Pinnacle West Capital Corp.	3,200	127,712
PNM Resources, Inc.	1,950	48,672
PPL Corp.	13,700	442,510
Public Service Enterprise Group, Inc.	6,700	443,004
Puget Energy, Inc.	3,700	79,476
Questar Corp.	2,200	177,078
Reliant Resources, Inc.*	11,044	132,307
SCANA Corp.	3,900	150,462
Sierra Pacific Resources*	7,200	100,800
Southern Co.	26,700	855,735
Southwest Gas Corp.	500	15,670
TECO Energy, Inc.	6,200	92,628
TXU Corp.	16,400	980,556
UIL Holdings Corp.	200	11,258
Unisource Energy Corp.	600	18,690
Vectren Corp.	2,700	73,575
WGL Holdings, Inc.	900	26,055
Wisconsin Energy Corp.	4,000	161,200
WPS Resources Corp.	800	39,680
Xcel Energy, Inc.	14,500	278,110
		14,573,308
Waste Management — 0.2%
Allied Waste Industries, Inc.*	13,900	157,904
Republic Services, Inc. Class A	4,200	169,428
Stericycle, Inc.*	900	58,590
Waste Connections, Inc.*	750	27,300
Waste Management, Inc.	18,800	674,544
		1,087,766
TOTAL COMMON STOCKS (Identified Cost $410,043,943)		474,225,568

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
MUTUAL FUNDS — 3.8%
Other — 3.8%
DFA U.S. MicroCap Portfolio	1,205,684	$18,893,061
TOTAL MUTUAL FUNDS (Identified Cost $14,481,809)		18,893,061
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,721,173	2,721,173
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,721,174)		2,721,174
Total Investments — 99.9% (Identified Cost $427,246,926)#		495,839,803
Cash and Other Assets, Less liabilities — 0.1%		464,733
Net Assets — 100.0%		$496,304,536

  †  See Note 1.

  *  Non-income producing security.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $427,248,002. Net unrealized appreciation aggregated $68,591,801 of which $93,719,293 related to appreciated investment securities and $25,127,492 related to depreciated investment securities.

  (a)  Security is fair valued by Management. Total market value of investment amounted to $705, which represents 0.00% of net assets.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	SHARES	VALUE†
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	516	$15,934
Northrop Grumman Corp.	86,533	5,543,304
Raytheon Co.	59,300	2,643,001
		8,202,239
Agricultural Operations — 0.2%
Corn Products International, Inc.	18,500	566,100
Airlines — 0.9%
Southwest Airlines Co.	164,300	2,689,591
Auto & Related — 1.8%
Ford Motor Co.	291,400	2,019,402
General Motors Corp.	101,000	3,008,790
United Rentals, Inc.*	6,300	201,474
		5,229,666
Banks/Savings & Loans — 2.1%
New York Community Bancorp, Inc.	62,000	1,023,620
North Fork Bancorporation, Inc.	101,200	3,053,204
Sovereign Bancorp, Inc.	34,230	695,211
The South Financial Group, Inc.	19,700	520,277
Washington Mutual, Inc.	15,499	706,445
Webster Financial Corp.	5,100	241,944
		6,240,701
Broadcasting — 5.1%
Clear Channel Communications, Inc.	97,472	3,016,758
Comcast Corp., Class A*	183,690	6,014,011
Comcast Corp., Class A Special*	56,300	1,845,514
Discovery Holding Co., Class A*	44,300	648,109
Hearst-Argyle Television, Inc.	11,500	253,690
Liberty Global, Inc., Class A*	18,605	382,705
Liberty Global, Inc., Series C*	18,605	400,007
Liberty Media Holding Corp. — Capital, Series A*	29,770	2,493,833
Radio One, Inc., Class D*	2,400	17,760
		15,072,387
Building & Construction — 0.2%
Pulte Corp.	20,800	598,832
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,175,024
Chemicals — 0.6%
Ashland, Inc.	17,900	1,193,930
Lubrizol Corp.	1,800	71,730
Lyondell Chemical Co.	15,700	355,762
Tronox, Inc., Class B	6,082	80,100
Valhi, Inc.	1,800	44,190
		1,745,712
Commercial Services — 0.1%
Convergys Corp.*	8,000	156,000
Live Nation, Inc.*	12,184	248,066
		404,066

	SHARES	VALUE†
Communications Equipment — 0.3%
Andrew Corp.*	35,707	$316,364
Integrated Device Technology, Inc.*	50,076	710,078
		1,026,442
Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	38,600	699,818
Computer Services — 0.9%
Computer Sciences Corp.*	32,500	1,574,300
Compuware Corp.*	45,300	303,510
Sun Microsystems, Inc.*	97,600	405,040
Unisys Corp.*	55,800	350,424
		2,633,274
Computer Software — 0.1%
3Com Corp.*	58,600	300,032
Computers — 0.6%
Hewlett-Packard Co.	60,000	1,900,800
Containers & Glass — 0.1%
Owens-Illinois, Inc.*	13,000	217,880
Diversified Operations — 0.8%
Cendant Corp.	130,470	2,125,356
PerkinElmer, Inc.	5,800	121,220
		2,246,576
Electronics — 2.9%
Advanced Micro Devices, Inc.*	10,500	256,410
Applied Micro Circuits Corp.*	22,500	61,425
Arrow Electronics, Inc.*	19,300	621,460
Avnet, Inc.*	37,100	742,742
AVX Corp.	23,400	369,486
Fairchild Semiconductor Corp., Class A*	700	12,719
Intersil Corp., Class A	36,700	853,275
Micron Technology, Inc.*	169,000	2,545,140
Sanmina Corp.*	131,921	606,837
Solectron Corp.*	225,600	771,552
Tech Data Corp.*	13,600	521,016
Thermo Electron Corp.*	11,100	402,264
Vishay Intertechnology, Inc.*	43,200	679,536
		8,443,862
Financial Services — 9.0%
A.G. Edwards, Inc.	11,900	658,308
AMBAC Financial Group, Inc.	24,700	2,003,170
AmeriCredit Corp.*	24,400	681,248
CIT Group, Inc.	21,900	1,145,151
Countrywide Financial Corp.	143,150	5,451,152
J.P. Morgan Chase & Co.	101,200	4,250,400
Janus Capital Group, Inc.	52,900	946,910
KeyCorp	9,700	346,096
LaBranche & Co., Inc.*	3,500	42,385
MBIA, Inc.	33,000	1,932,150
Protective Life Corp.	17,600	820,512
Prudential Financial, Inc.	73,000	5,672,100
The Bear Stearns Cos., Inc.	18,060	2,529,845
		26,479,427

See Notes to Financial Statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages — 4.2%
Archer-Daniels-Midland Co.	97,196	$4,012,251
Coca-Cola Enterprises, Inc.	114,800	2,338,476
Del Monte Foods Co.	24,300	272,889
Kraft Foods, Inc., Class A	112,200	3,466,980
PepsiAmericas, Inc.	15,300	338,283
Smithfield Foods, Inc.*	22,400	645,792
The J.M. Smucker Co.	12,600	563,220
Tyson Foods, Inc., Class A	53,707	798,086
		12,435,977
Forest & Paper Products — 1.8%
International Paper Co.	29,000	936,700
Smurfit-Stone Container Corp.*	63,543	695,160
Weyerhaeuser Co.	60,800	3,784,800
		5,416,660
Funeral Services — 0.1%
Service Corp. International	40,300	328,042
Health Care - Drugs — 0.9%
AmerisourceBergen Corp.	35,200	1,475,584
Millennium Pharmaceuticals, Inc.*	73,000	727,810
Watson Pharmaceuticals, Inc.*	18,900	439,992
		2,643,386
Health Care - Products — 0.4%
Invitrogen Corp.*	7,400	488,918
UnitedHealth Group, Inc.	13,200	591,096
		1,080,014
Health Care - Services — 1.0%
Medco Health Solutions, Inc.*	29,500	1,689,760
Tenet Healthcare Corp.*	77,200	538,856
Triad Hospitals, Inc.*	21,900	866,802
		3,095,418
Insurance — 20.7%
Alleghany Corp.	1,934	534,480
Allstate Corp.	105,400	5,768,542
American Financial Group, Inc.	19,800	849,420
American National Insurance Co.	6,161	799,205
AmerUs Group Co.	9,600	562,080
Chubb Corp.	57,000	2,844,300
Cincinnati Financial Corp.	40,656	1,911,238
CNA Financial Corp.*	59,900	1,974,304
Fidelity National Financial, Inc.	28,800	1,121,760
Fidelity National Title Group, Inc., Class A	5,040	99,137
Hanover Insurance Group, Inc.*	13,100	621,726
Hartford Financial Services Group, Inc.	46,300	3,916,980
Lincoln National Corp.	39,000	2,201,160
Loews Corp.	135,700	4,810,565
MetLife, Inc.	181,900	9,315,099
MGIC Investment Corp.	21,900	1,423,500
Nationwide Financial Services, Inc., Class A	14,000	617,120

	SHARES	VALUE†
Odyssey Re Holdings Corp.	8,700	$229,245
Ohio Casualty Corp.	15,746	468,129
Old Republic International Corp.	55,275	1,181,227
Principal Financial Group, Inc.	52,500	2,921,625
Radian Group, Inc.	20,000	1,235,600
Reinsurance Group of America, Inc.	15,300	751,995
Safeco Corp.	23,500	1,324,225
St. Paul Cos., Inc.	167,700	7,476,066
StanCorp Financial Group, Inc.	9,400	478,554
The First American Corp.	20,800	879,216
The PMI Group, Inc.	22,600	1,007,508
Torchmark, Inc.	13,900	844,008
Transatlantic Holdings, Inc.	4,900	273,910
Unitrin, Inc.	17,500	762,825
UnumProvident Corp.	69,900	1,267,287
Wesco Financial Corp.	1,580	601,980
		61,074,016
Internet Services — 2.1%
Expedia, Inc.*	52,149	780,671
IAC/InterActiveCorp*	70,749	1,874,141
Liberty Media Holding Corp. — Interactive, Class A*	148,850	2,569,151
Qwest Communications International, Inc.*	131,900	1,067,071
		6,291,034
Leisure — 0.7%
Harrah's Entertainment, Inc.	9,663	687,812
MGM Mirage, Inc.*	35,300	1,440,240
Sabre Holdings Corp., Class A	3,900	85,800
		2,213,852
Machinery — 0.3%
AGCO Corp.*	20,576	541,560
SPX Corp.	7,600	425,220
		966,780
Metals & Mining — 0.4%
Phelps Dodge Corp.	14,400	1,183,104
Multimedia — 8.7%
A.H. Belo Corp. Series A	17,800	277,680
CBS Corp., Class A	8,700	235,422
CBS Corp., Class B	138,700	3,751,835
Cox Radio, Inc., Class A*	2,200	31,724
News Corp., Class A	12,608	241,821
Time Warner, Inc.	620,700	10,738,110
Tribune Co.	55,800	1,809,594
Univision Communications, Inc., Class A*	43,600	1,460,600
Viacom, Inc., Class A*	8,700	312,765
Viacom, Inc., Class B*	129,700	4,648,448
Walt Disney Co.	71,300	2,139,000
		25,646,999
Office Equipment — 0.1%
IKON Office Solutions, Inc.	23,300	293,580

See Notes to Financial Statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Furnishings & Supplies — 0.3%
OfficeMax, Inc.	15,900	$647,925
Steelcase, Inc., Class A	5,600	92,120
		740,045
Oil & Gas — 8.0%
Anadarko Petroleum Corp.	115,252	5,496,368
Apache Corp.	21,482	1,466,146
Chesapeake Energy Corp.	47,800	1,445,950
ConocoPhillips	37,600	2,463,928
Devon Energy Corp.	2,400	144,984
Forest Oil Corp.	16,600	550,456
Hess Corp.	44,154	2,333,539
Kerr-McGee Corp.	60,334	4,184,163
Marathon Oil Corp.	43,460	3,620,218
Mariner Energy, Inc.*	9,226	169,482
Pogo Producing Co.	14,100	650,010
SEACOR Holdings, Inc.*	6,100	500,810
Tidewater, Inc.	10,600	521,520
		23,547,574
Paper & Related Products — 0.7%
Bowater, Inc.	10,900	247,975
Louisiana-Pacific Corp.	26,100	571,590
MeadWestvaco Corp.	45,113	1,260,006
Temple-Inland, Inc.	1,300	55,731
		2,135,302
Publishing — 0.0%
Hollinger International, Inc., Class A	200	1,606
Retail - Food — 0.2%
SUPERVALU, Inc.	23,712	727,958
Retail - General — 2.0%
Dillards, Inc., Class A	19,000	605,150
Federated Department Stores, Inc.	79,666	2,915,776
J.C. Penney Co., Inc.	7,010	473,245
Sears Holdings Corp.*	11,645	1,803,112
		5,797,283
Retail - Specialty — 1.1%
American Greetings Corp., Class A	9,700	203,797
AutoNation, Inc.*	61,600	1,320,704
Blockbuster, Inc., Class A	4,500	22,410
Borders Group, Inc.	5,700	105,222
Circuit City Stores-Circuit City Group	32,000	871,040
Rite Aid Corp.*	8,500	36,040
Saks, Inc.	34,500	557,865
		3,117,078
Steel — 0.1%
The Timken Co.	6,300	211,113
Worthington Industries, Inc.	3,000	62,850
		273,963
Telecommunications — 7.5%
American Tower Corp., Class A*	3,700	115,144

	SHARES	VALUE†
AT&T, Inc.	339,882	$9,479,309
CIENA Corp.*	41,900	201,539
Cincinnati Bell, Inc.*	13,200	54,120
Embarq Corp.*	4,690	192,243
Level 3 Communications, Inc.*	15,000	66,600
Lucent Technologies, Inc.*	36,600	88,572
Sprint Corp.	93,800	1,875,062
Telephone & Data Systems, Inc.	11,900	492,660
Telephone & Data Systems, Inc. Special Shares	9,400	365,660
Tellabs, Inc.*	74,422	990,557
United States Cellular Corp.*	11,700	709,020
Verizon Communications	221,320	7,412,007
		22,042,493
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	25,622
Goodyear Tire & Rubber Co.*	12,400	137,640
		163,262
Tobacco — 0.4%
Reynolds American, Inc.	11,000	1,268,300
Transportation — 7.2%
Alexander & Baldwin, Inc.	10,000	442,700
Burlington Northern Santa Fe Corp.	22,800	1,806,900
CSX Corp.	55,400	3,902,376
GATX Corp.	13,000	552,500
Kansas City Southern Industries, Inc.*	19,000	526,300
Laidlaw International, Inc.	23,200	584,640
Norfolk Southern Corp.	100,500	5,348,610
Overseas Shipholding Group, Inc.	9,500	561,925
Ryder System, Inc.	15,300	893,979
Union Pacific Corp.	67,000	6,228,320
YRC Worldwide, Inc.*	13,100	551,641
		21,399,891
Utilities — 0.1%
Alliant Energy Corp.	4,500	154,350
Waste Management — 0.3%
Allied Waste Industries, Inc.*	81,712	928,248
TOTAL COMMON STOCKS (Identified Cost $237,201,175)		291,838,644
SHORT-TERM INVESTMENTS — 1.4%
Other — 1.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	4,005,685	4,005,685
		4,005,686
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,005,686)		4,005,686
Total Investments — 100.2% (Identified Cost $241,206,861)#		295,844,330
Liabilities, Less Cash and Other Assets — (0.2%)		(622,091)
Net Assets — 100.0%		$295,222,239

See Notes to Financial Statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

  †  See Note 1.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $241,212,622. Net unrealized appreciation aggregated $54,631,708 of which $66,678,511 related to appreciated investment securities and $12,046,803 related to depreciated investment securities.

  *  Non-income producing security.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Advertising — 0.1%
Emak Worldwide, Inc.*	800	$3,872
Greenfield Online, Inc.*	6,350	47,054
inVentiv Health, Inc.*	5,500	158,290
Traffix, Inc.	2,100	11,319
ValueVision International, Inc., Class A*	6,700	73,901
		294,436
Aerospace/Defense — 1.5%
AAR Corp.*	6,500	144,495
Analex Corp.*	2,500	6,000
ARGON ST, Inc.*	3,600	95,868
Armor Holdings, Inc.*	6,900	378,327
BE Aerospace, Inc.*	10,800	246,888
CPI Aerostructures, Inc.*	400	2,880
Curtiss-Wright Corp.	8,600	265,568
DRS Technologies, Inc.	7,038	343,103
Ducommun, Inc.*	2,055	38,059
EDO Corp.	3,200	77,888
GenCorp, Inc.*	11,000	176,330
HEICO Corp.	4,700	133,245
HEICO Corp., Class A	2,020	47,914
Herley Industries, Inc.*	2,900	32,509
Hexcel Corp.*	12,500	196,375
Innovative Solutions and Support, Inc.*	1,950	27,417
Kaman Corp., Class A	4,200	76,440
Ladish Co., Inc.*	2,600	97,422
LMI Aerospace, Inc.*	1,400	25,480
Mechanical Technology, Inc.*	5,600	13,832
Moog, Inc., Class A*	6,600	225,852
MTC Technologies, Inc.*	3,000	70,890
Orbital Sciences Corp.*	11,000	177,540
SPACEHAB, Inc.*	1,000	1,180
Teledyne Technologies, Inc.*	16,900	553,644
The Allied Defense Group, Inc.*	600	13,194
The Fairchild Corp., Class A*	2,900	6,032
Triumph Group, Inc.*	2,700	129,600
United Industrial Corp.	1,800	81,450
		3,685,422
Agricultural Operations — 0.1%
AGCO Corp.*	2,400	63,168
Delta & Pine Land Co.	6,900	202,860
Embrex, Inc.*	1,100	11,099
LESCO, Inc.*	1,300	20,202
Senesco Technologies, Inc.*	1,100	2,090
		299,419
Airlines — 0.7%
AirTran Holdings, Inc.*	17,350	257,821
Alaska Air Group, Inc.*	8,000	315,360
ATA Holdings Corp.*(a)(b)	600	0
Continental Airlines, Inc., Class B*	12,700	378,460
Delta Air Lines, Inc.*	23,300	17,475
ExpressJet Holdings, Inc.*	9,800	67,718

	SHARES	VALUE†
Frontier Airlines Holdings, Inc.*	6,750	$48,668
Hawaiian Holdings, Inc.*	8,700	29,580
MAIR Holdings, Inc.*	3,200	19,872
Mesa Air Group, Inc.*	6,600	65,010
Midwest Air Group, Inc.*	3,000	15,150
Northwest Airlines Corp., Class A*	16,600	9,296
Pinnacle Airlines Corp.*	5,250	36,960
Republic Airways Holdings, Inc.*	7,700	131,054
SkyWest, Inc.	11,000	272,800
World Air Holdings, Inc.*	4,300	36,937
		1,702,161
Auto & Related — 1.4%
A.S.V., Inc.*	5,100	117,504
Accuride Corp.*	3,100	38,657
Aftermarket Technology Corp.*	4,600	114,310
American Axle & Manufacturing Holdings, Inc.	9,600	164,256
Arctic Cat, Inc.	2,300	44,873
ArvinMeritor, Inc.	13,700	235,503
Asbury Automotive Group, Inc.*	11,700	244,998
Bandag, Inc.	1,600	58,544
Coachmen Industries, Inc.	3,000	35,820
Commercial Vehicle Group, Inc.*	4,200	86,856
CSK Auto Corp.*	9,000	107,730
Dollar Thrifty Automotive Group, Inc.*	4,300	193,801
Dorman Products, Inc.*	2,650	31,217
Dura Automotive Systems, Inc.*	3,200	5,984
Hayes Lemmerz International, Inc.*	9,700	30,749
IMPCO Technologies, Inc.*	4,900	52,283
Lithia Motors, Inc., Class A	2,197	66,613
LoJack Corp.*	3,000	56,580
Midas, Inc.*	3,000	55,200
Miller Industries, Inc.*	2,100	43,470
Monaco Coach Corp.	6,050	76,835
National R.V. Holdings, Inc.*	2,100	11,361
Noble International Ltd.	2,800	40,096
Proliance International, Inc.*	2,890	13,352
Rent-A-Center, Inc.*	8,100	201,366
Rent-Way, Inc.*	4,500	33,210
Rush Enterprises, Inc., Class A*	2,900	52,693
Skyline Corp.	1,200	51,336
Spartan Motors, Inc.	2,400	36,912
Standard Motor Products, Inc.	3,600	30,024
Strattec Security Corp.*	700	34,867
Superior Industries International, Inc.	4,500	82,305
Supreme Industries, Inc., Class A	700	5,026
Tenneco Automotive, Inc.*	8,300	215,800
Tower Automotive, Inc.*	6,500	591
United Auto Group, Inc.	16,800	358,680
United Rentals, Inc.*	200	6,396
Visteon Corp.*	24,400	175,924
Wabash National Corp.	5,500	84,480
Winnebago Industries, Inc.	5,400	167,616
		3,463,818

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans — 7.5%
1st Source Corp.	4,061	$137,384
Accredited Home Lenders Holding Co.*	3,800	181,678
ACE Cash Express, Inc.*	2,600	76,102
Alabama National BanCorp.	2,788	190,002
AMCORE Financial, Inc.	4,200	123,102
American Bancorp of New Jersey, Inc.	2,500	29,725
AmericanWest Bancorporation	1,800	40,770
Ameris Bancorp	2,029	46,951
Anchor BanCorp Wisconsin, Inc.	3,700	111,629
Atlantic Coast Federal Corp.	2,500	37,600
Bancfirst Corp.	3,000	134,250
BancorpSouth, Inc.	1,600	43,600
Bancshares of Florida, Inc.*	1,100	24,200
Bank of the Ozarks, Inc.	3,000	99,900
BankAtlantic Bancorp, Inc., Class A	10,600	157,304
BankUnited Financial Corp., Class A	6,800	207,536
Banner Corp.	1,660	63,976
BB&T Corp.	1	29
Berkshire Hills Bancorp, Inc.	800	28,384
Beverly Hills Bancorp, Inc.	5,300	50,986
Boston Private Financial Holdings, Inc.	6,900	192,510
Brookline Bancorp, Inc.	12,348	170,032
Camden National Corp.	1,400	55,860
Capital Corp. of the West	1,800	57,600
Capital Crossing Bank*	800	19,680
Capitol Bancorp Ltd.	2,600	101,270
Cardinal Financial Corp.	4,900	56,938
Cathay Bancorp, Inc.	5,818	211,659
Center Bancorp, Inc.	2,700	39,096
Center Financial Corp.	3,300	78,012
Central Pacific Financial Corp.	6,100	236,070
CFS Bancorp, Inc.	1,800	26,712
Charter Financial Corp.	2,228	87,917
Chemical Financial Corp.	5,050	154,530
Chittenden Corp.	9,312	240,715
Citizens First Bancorp, Inc.	800	21,368
Colony Bankcorp, Inc.	1,100	24,574
Columbia Banking System, Inc.	2,383	89,077
Commercial Bankshares, Inc.	900	33,282
Commercial Capital Bancorp, Inc.	2,319	36,524
Community Bank Systems, Inc.	5,200	104,884
Community Trust Bancorp, Inc.	798	27,874
Corus Bankshares, Inc.	10,000	261,800
CVB Financial Corp.	14,550	227,853
Dime Community Bancshares	10,050	136,378
Downey Financial Corp.	700	47,495
East West Bancorp, Inc.	6,400	242,624
Fidelity Bankshares, Inc.	4,667	148,504
Financial Institutions, Inc.	1,700	35,462
First Bancorp	2,400	50,400
First Busey Corp., Class A	3,476	71,154
First Charter Corp.	5,400	132,462
First Citizens BancShares, Inc.	200	40,100
First Community Bancorp	3,500	206,780

	SHARES	VALUE†
First Community Bancshares, Inc.	1,561	$51,497
First Financial Bancorp	8,665	129,195
First Financial Corp.	2,100	63,021
First Financial Holdings, Inc.	1,800	57,600
First Indiana Corp.	2,875	74,836
First Mariner Bancorp*	100	1,930
First Merchants Corp.	2,777	67,509
First Niagara Financial Group, Inc.	16,585	232,522
First Oak Brook Bancshares, Inc., Class A	400	14,800
First PacTrust Bancorp, Inc.	200	5,718
First Place Financial Corp.	2,900	66,729
First Republic Bank	5,225	239,305
First State Bancorp	2,800	66,584
FirstFed Financial Corp.*	2,500	144,175
Flagstar Bancorp, Inc.	12,750	203,490
Flushing Financial Corp.	3,700	66,452
FNB Corp.	11,281	177,901
Franklin Bank Corp.*	4,700	94,893
Frontier Financial Corp.	5,400	183,546
Gateway Financial Holdings, Inc.	1,416	21,481
GB&T Bancshares, Inc.	1,800	39,168
German American Bancorp	200	2,592
Glacier Bancorp, Inc.	6,515	190,694
Great Lakes Bancorp, Inc.*	560	9,789
Great Southern Bancorp, Inc.	2,000	61,060
Greater Bay Bancorp	9,200	264,500
Greene County Bancshares, Inc.	2,000	61,920
Hancock Holding Co.	6,500	364,000
Harbor Florida Bancshares, Inc.	4,244	157,622
Harleysville National Corp.	4,658	98,796
Heartland Financial USA, Inc.	1,100	29,315
Heritage Commerce Corp.	2,100	52,059
Horizon Financial Corp.	1,300	35,659
IBERIABANK Corp.	1,375	79,117
Independent Bank Corp.-MA	2,182	70,850
Independent Bank Corp.-MI	4,460	117,298
Integra Bank Corp.	2,600	56,550
Interchange Financial Services Corp.	3,100	69,750
Intervest Bancshares Corp.*	1,400	56,700
KNBT Bancorp, Inc.	6,200	102,424
Lakeland Bancorp, Inc.	1,735	27,187
Macatawa Bank Corp.	3,150	73,678
MAF Bancorp, Inc.	6,095	261,110
MB Financial, Inc.	4,827	170,683
MBT Financial Corp.	2,600	41,600
Medallion Financial Corp.	3,400	44,064
Mid-State Bancshares	3,800	106,400
Midwest Banc Holdings, Inc.	4,100	91,225
Nara Bancorp, Inc.	3,500	65,625
National Penn Bancshares, Inc.	9,366	186,009
NBT Bancorp, Inc.	6,860	159,358
NewAlliance Bancshares, Inc.	900	12,879
Northern Empire Bancshares*	1,100	26,400
Northwest Bancorp, Inc.	9,700	257,050
OceanFirst Financial Corp.	1,678	37,285

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Ocwen Financial Corp.*	11,900	$151,249
Old National Bancorp	16,000	319,520
Omega Financial Corp.	1,800	56,358
Online Resources Corp.*	7,500	77,550
Pacific Capital Bancorp	8,766	272,798
Pacific Mercantile Bancorp*	1,300	22,607
Pacific Premier Bancorp, Inc.*	300	3,510
Partners Trust Financial Group, Inc.	12,871	146,858
Peapack-Gladstone Financial Corp.	1,250	32,363
Pennsylvania Commerce Bancorp, Inc.*	900	28,800
Peoples Bancorp, Inc.	1,400	41,776
PFF Bancorp, Inc.	4,320	143,251
Pinnacle Financial Partners, Inc.*	5,500	167,365
Prosperity Bancshares, Inc.	4,900	161,161
Provident Bankshares Corp.	6,240	227,074
Provident Financial Holdings, Inc.	1,000	30,000
Provident Financial Services, Inc.	14,515	260,544
Provident New York Bancorp	8,000	105,760
PSB Bancorp, Inc.*	600	6,630
Pulaski Financial Corp.	1,200	19,992
Rainier Pacific Financial Group, Inc.	700	12,971
Renasant Corp.	2,000	80,700
Republic Bancorp, Inc.	13,915	172,407
Republic Bancorp, Inc., Class A	4,620	95,172
Riverview Bancorp, Inc.	900	23,580
Rome Bancorp, Inc.	1,200	15,468
S&T Bancorp, Inc.	4,800	159,504
S.Y. Bancorp, Inc.	1,391	38,225
Sandy Spring Bancorp, Inc.	2,300	82,938
Seacoast Banking Corp. of Florida	3,210	85,482
Simmons First National Corp., Class A	2,100	60,921
Sound Federal Bancorp, Inc.	1,800	37,422
Southern Community Financial Corp.	3,300	32,010
Southwest Bancorp, Inc.	2,600	66,300
State Bancorp, Inc.	2,277	39,301
Sterling Bancorp	3,740	72,930
Sterling Bancshares, Inc.	12,200	228,750
Sterling Financial Corp.	6,927	211,343
Suffolk Bancorp	1,200	39,300
Sun American Bancorp*	2,900	15,805
Sun Bancorp, Inc.*	2,832	45,992
Superior Bancorp*	3,600	39,600
SVB Financial Group*	4,500	204,570
Synergy Financial Group, Inc.	700	10,500
Texas Capital Bancshares, Inc.*	1,900	44,270
Texas Regional Bancshares, Inc., Class A	9,755	369,910
The Bancorp, Inc.*	2,600	65,026
TierOne Corp.	3,600	121,572
Timberland Bancorp, Inc.	1,300	40,586
Tompkins Trustco, Inc.	300	12,900
Trico Bancshares	2,400	65,712
TrustCo Bank Corp. NY	14,334	157,961
Trustmark Corp.	8,400	260,148

	SHARES	VALUE†
UCBH Holdings, Inc.	6,000	$99,240
UMB Financial Corp.	7,800	260,052
Umpqua Holdings Corp.	10,342	265,272
Union Bankshares Corp.	1,600	69,024
United Bankshares, Inc.	8,400	307,692
United Community Banks, Inc.	7,609	231,618
United Community Financial Corp.	6,200	74,400
Univest Corp. of Pennsylvania	2,000	55,240
USB Holding Co., Inc.	4,000	90,000
Virginia Commerce Bancorp*	3,600	86,040
Washington Trust Bancorp, Inc.	1,900	52,668
WesBanco, Inc.	4,300	133,257
West Bancorporation	3,000	56,010
West Coast Bancorp	2,947	86,848
Willow Grove Bancorp, Inc.	2,800	44,548
Wilshire Bancorp, Inc.	6,600	118,932
Wintrust Financial Corp.	4,750	241,537
Yardville National Bancorp	900	32,157
		18,484,881
Broadcasting — 0.7%
4Kids Entertainment, Inc.*	1,800	29,178
Acacia Research-Acacia Technologies*	2,200	30,932
Acme Communications, Inc.*	2,269	11,526
Beasley Broadcast Group, Inc., Class A	1,657	11,599
Charter Communications, Inc., Class A*	47,700	53,901
Citadel Broadcasting Corp.	11,200	99,680
Cox Radio, Inc., Class A*	7,800	112,476
Crown Media Holdings, Inc., Class A*	14,000	57,680
Cumulus Media, Inc., Class A*	11,400	121,638
Digital Generation Systems, Inc.*	750	4,027
Entercom Communications Corp.	5,900	154,344
Entravision Communications Corp.*	11,900	101,983
Gray Television, Inc.	7,300	42,267
Lin TV Corp., Class A*	4,400	33,220
Mediacom Communications Corp.*	16,800	104,664
Medialink Worldwide, Inc.*	400	1,596
National Lampoon, Inc.*	1,100	1,540
New Frontier Media, Inc.*	10,200	73,134
NTN Communications, Inc.*	5,300	8,215
Radio One, Inc., Class D*	16,812	124,409
Regent Communications, Inc.*	8,600	35,174
Saga Communications, Inc., Class A*	4,250	38,505
Salem Communications Corp., Class A*	3,500	45,535
Sinclair Broadcast Group, Inc., Class A	8,600	73,616
Spanish Broadcasting System, Inc., Class A*	6,760	34,544
TiVo, Inc.*	32,800	234,520
World Wrestling Federation Entertainment, Inc.	4,000	67,560
		1,707,463
Building & Construction — 1.9%
Ampco-Pittsburgh Corp.	1,000	28,650
Apogee Enterprises, Inc.	5,200	76,440
Cavalier Homes, Inc.*	2,900	15,370
Champion Enterprises, Inc.*	14,400	158,976

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building & Construction (Continued)
Comfort Systems USA, Inc.	8,100	$115,749
Comstock Homebuilding Cos., Inc., Class A*	1,700	10,761
Dominion Homes, Inc.*	1,000	8,990
Drew Industries, Inc.*	4,000	129,600
Dycom Industries, Inc.*	8,800	187,352
ElkCorp	3,400	94,418
Emcor Group, Inc.*	6,200	301,754
Fleetwood Enterprises, Inc.*	12,100	91,234
Granite Construction, Inc.	7,450	337,261
Home Solutions of America, Inc.*	7,200	44,424
Infrasource Services, Inc.*	7,900	143,859
Insituform Technologies, Inc., Class A*	5,400	123,606
Integrated Electrical Services, Inc.*	298	5,206
Interline Brands, Inc.*	3,200	74,816
Layne Christensen Co.*	2,600	73,710
Levitt Corp., Class A	3,000	48,000
M/I Homes, Inc.	2,300	80,684
Mestek, Inc.*	1,300	21,580
Michael Baker Corp.*	1,300	28,210
Modine Manufacturing Co.	5,900	137,824
Modtech Holdings, Inc.*	1,500	10,155
NCI Building Systems, Inc.*	3,500	186,095
Orleans Homebuilders, Inc.	2,900	47,125
Palm Harbor Homes, Inc.*	4,600	80,914
Perini Corp.*	4,800	108,000
Simpson Manufacturing Co., Inc.	7,700	277,585
Sterling Construction Co., Inc.*	1,200	33,120
Technical Olympic USA, Inc.	10,700	153,652
Texas Industries, Inc.	6,600	350,460
The Shaw Group, Inc.*	15,000	417,000
Trex Co., Inc.*	2,700	69,903
U.S. Home Systems, Inc.*	1,100	10,659
URS Corp.*	6,600	277,200
Washington Group International, Inc.*	4,900	261,366
WCI Communities, Inc.*	8,600	173,204
		4,794,912
Business Services — 3.6%
Acxiom Corp.	1,700	42,500
Administaff, Inc.	4,900	175,469
ADVO, Inc.	6,500	159,965
Ambassadors International, Inc.	1,000	23,250
AMN Healthcare Services, Inc.*	6,500	131,950
aQuantive, Inc.*	12,000	303,960
Banta Corp.	4,800	222,384
Barrett Business Services, Inc.*	2,100	38,535
BearingPoint, Inc.*	39,800	333,126
Bowne & Co., Inc.	5,600	80,080
Brady Corp., Class A	8,400	309,456
Catalina Marketing Corp.	9,600	273,216
CDI Corp.	3,200	92,800
CIBER, Inc.*	11,900	78,421
Clark, Inc.	4,000	52,800

	SHARES	VALUE†
Concur Technologies, Inc.*	7,000	$108,290
Consolidated Graphics, Inc.*	2,200	114,532
CorVel Corp.*	1,700	42,500
CRA International, Inc.*	2,300	103,822
Cross Country Healthcare, Inc.*	5,800	105,502
CSG Systems International, Inc.*	9,200	227,608
DiamondCluster International, Inc.*	6,200	49,104
DocuCorp International, Inc.*	1,600	11,952
EDGAR Online, Inc.*	5,100	23,970
Electro Rent Corp.*	4,183	67,012
ePlus, Inc.*	1,200	13,596
First Consulting Group, Inc.*	7,200	63,648
Forgent Networks, Inc.*	4,800	3,216
Forrester Research, Inc.*	5,600	156,688
Foundry Networks, Inc.*	26,300	280,358
Franklin Covey Co.*	3,300	24,420
FTI Consulting, Inc.*	8,775	234,907
Gartner, Inc., Class A*	24,900	353,580
Gevity HR, Inc.	5,224	138,697
Heidrick & Struggles International, Inc.*	3,000	101,520
Hudson Highland Group, Inc.*	4,300	46,397
infoUSA, Inc.	8,500	87,635
Innodata Isogen, Inc.*	4,600	11,684
Intelli-Check, Inc.*	1,900	10,754
Jackson Hewitt Tax Service, Inc.	7,100	222,585
John H. Harland Co.	5,000	217,500
Keane, Inc.*	11,900	148,750
Kelly Services, Inc., Class A	5,800	157,586
Kforce, Inc.*	17,045	264,027
Korn/Ferry International*	8,400	164,556
Labor Ready, Inc.*	21,300	482,445
LECG Corp.*	4,600	84,962
MAXIMUS, Inc.	3,500	81,025
Microstrategy, Inc., Class A*	2,101	204,890
MPS Group, Inc.*	19,700	296,682
National Technical Systems, Inc.*	1,400	9,240
Navigant Consulting, Inc.*	9,300	210,645
Navigant International, Inc.*	3,000	48,090
NCO Group, Inc.*	6,436	170,168
On Assignment, Inc.*	6,400	58,816
PDI, Inc.*	2,100	30,219
Resources Connection, Inc.*	8,600	215,172
SITEL Corp.*	14,000	54,880
SM&A*	3,200	19,520
Spherion Corp.*	11,700	106,704
SYS*	1,600	4,624
TeamStaff, Inc.*	2,100	2,940
TeleTech Holdings, Inc.*	14,200	179,772
Tetra Tech, Inc.*	23,400	415,116
TRC Cos., Inc.*	2,850	30,010
Versar, Inc.*	3,800	15,656
Watson Wyatt & Co. Holdings	7,100	249,494
		8,845,378
Chemicals — 2.2%
A. Schulman, Inc.	5,900	135,051
Aceto Corp.	7,925	54,841

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Albemarle Corp.	4,100	$196,308
American Vanguard Corp.	5,233	81,007
Arch Chemicals, Inc.	4,700	169,435
Balchem Corp.	2,100	47,250
Cabot Microelectronics Corp.*	4,500	136,395
CF Industries Holdings, Inc.	14,400	205,344
Dionex Corp.*	3,500	191,310
Ferro Corp.	8,400	134,064
GenTek, Inc.*	1,600	42,960
Georgia Gulf Corp.	6,100	152,622
H.B. Fuller Co.	5,800	252,706
Hawkins, Inc.	1,200	16,806
Hercules, Inc.*	22,600	344,876
Kronos Worldwide, Inc.	3,767	110,185
Landec Corp.*	4,600	42,550
MacDermid, Inc.	5,500	158,400
Minerals Technologies, Inc.	3,300	171,600
NewMarket Corp.	5,000	245,300
NL Industries, Inc.	8,700	93,525
Olin Corp.	14,700	263,571
OM Group, Inc.*	5,600	172,760
Omnova Solutions, Inc.*	11,400	64,752
Penford Corp.	1,500	25,350
Pioneer Cos., Inc.*	2,400	65,472
PolyOne Corp.*	17,500	153,650
Quaker Chemical Corp.	1,300	24,310
RPM, Inc.	2,000	36,000
Solutia, Inc.*	5,000	2,250
Spartech Corp.	6,000	135,600
Stepan Co.	1,700	53,686
Symyx Technologies*	5,800	140,070
Terra Industries, Inc.*	19,000	121,030
TETRA Technologies, Inc.*	12,150	368,023
Tronox, Inc., Class A	2,900	37,642
UAP Holding Corp.	26,400	575,784
Valhi, Inc.	800	19,640
WD-40 Co.	2,600	87,282
Wellman, Inc.	5,200	21,008
		5,350,415
Commercial Services — 2.2%
Advance America Cash Advance Centers, Inc.	5,400	94,716
Arbitron, Inc.	6,000	229,980
Cash Systems, Inc.*	3,500	25,515
CBIZ, Inc.*	14,400	106,704
Central Parking Corp.	6,600	105,600
Cenveo, Inc.*	21,400	384,130
Coinmach Service Corp., Class A	4,900	50,225
Collectors Universe, Inc.	1,500	20,970
CoStar Group, Inc.*	3,300	197,439
Euronet Worldwide, Inc.*	6,700	257,079
GP Strategies Corp.*	2,600	20,046
ICT Group, Inc.*	900	22,077

	SHARES	VALUE†
Integrated Alarm Services Group, Inc.*	4,600	$18,124
Intersections, Inc.*	5,800	62,930
Live Nation, Inc.*	29,800	606,728
Mac-Gray Corp.*	2,000	24,700
McGrath Rentcorp	5,000	139,050
Medifast, Inc.*	2,000	35,740
Mobile Mini, Inc.*	7,100	207,746
Newtek Business Services, Inc.*	5,650	9,436
Perceptron, Inc.*	1,100	8,866
Pfsweb, Inc.*	1,448	1,462
PHH Corp.*	12,900	355,266
Plexus Corp.*	7,800	266,838
Polycom, Inc.*	9,800	214,816
Pre-Paid Legal Services, Inc.	2,300	79,350
Providence Service Corp.*	4,800	130,704
ProxyMed, Inc.*	4,900	35,574
Quanta Services, Inc.*	22,200	384,726
Rewards Network, Inc.*	4,600	37,582
Sirva, Inc.*	14,800	95,756
Source Information Management Co.*	10,100	120,190
SOURCECORP, Inc.*	2,300	57,017
Standard Parking Corp.*	2,000	54,160
StarTek, Inc.	2,100	31,395
SYNNEX Corp.*	5,900	111,864
Team, Inc.*	1,600	40,080
TGC Industries, Inc.*	3,100	33,294
The Management Network Group, Inc.*	7,100	15,445
TNS, Inc.*	4,600	95,174
UniFirst Corp.	1,600	55,200
Veritas DGC, Inc.*	5,700	294,006
Vertrue, Inc.*	1,500	64,545
Viad Corp.	4,500	140,850
Wright Express Corp.*	2,100	60,354
		5,403,449
Communication Services — 0.1%
Broadwing Corp.*	17,400	180,090
Telkonet, Inc.*	14,900	46,786
Terremark Worldwide, Inc.*	10,800	38,880
		265,756
Communications Equipment — 1.5%
ANADIGICS, Inc.*	8,700	58,464
Applied Innovation, Inc.*	1,400	5,180
Applied Signal Technology, Inc.	2,700	46,008
Arris Group, Inc.*	20,800	272,896
Avanex Corp.*	29,700	52,272
Avici Systems, Inc.*	1,900	10,982
Captaris, Inc.*	5,000	23,250
Centillium Communications, Inc.*	7,800	21,918
Ceradyne, Inc.*	4,425	218,993
CIENA Corp.*	44,900	215,969
Cosine Communications, Inc.*	800	2,120
Datalink Corp.*	1,300	6,773
Digi International, Inc.*	4,400	55,132
Endwave Corp.*	2,950	36,669
Finisar Corp.*	59,800	195,546

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
I.D. Systems, Inc.*	1,600	$28,368
Inter-Tel, Inc.	4,400	92,664
InterVoice-Brite, Inc.*	11,100	79,032
Ixia*	12,228	110,052
KVH Industries, Inc.*	2,300	26,818
MasTec, Inc.*	12,300	162,483
Network Equipment Technologies, Inc.*	4,500	14,130
North Pittsburgh Systems, Inc.	2,300	63,388
Optical Cable Corp.*	374	1,578
Optical Communication Products, Inc.*	8,900	17,889
Performance Technologies, Inc.*	2,500	17,250
SBA Communications Corp., Class A*	16,200	423,468
SeaChange International, Inc.*	6,100	42,456
Sirenza Microdevices, Inc.*	14,500	176,030
Somera Communications, Inc.*	190	808
Sonus Networks, Inc.*	121,400	600,930
SpectraLink Corp.	7,400	65,268
SRS Labs, Inc.*	2,700	13,473
Tekelec*	12,500	154,375
Terayon Communication Systems, Inc.*	13,800	19,044
Tut Systems, Inc.*	5,572	13,484
UTStarcom, Inc.*	21,800	169,822
Verilink Corp.*	2,100	32
ViaSat, Inc.*	5,100	130,968
Vyyo, Inc.*	3,400	21,080
WJ Communications, Inc.*	22,450	33,226
Zhone Technologies, Inc.*	28,283	57,697
		3,757,985
Computer Equipment — 2.6%
Adaptec, Inc.*	25,200	109,368
Advanced Digital Information Corp.*	13,000	153,010
Agilysys, Inc.	5,276	94,968
Airspan Networks, Inc.*	7,600	19,000
Astro-Med, Inc.	300	3,585
Bookham, Inc.*	13,855	46,553
Brocade Communications Systems, Inc.*	31,500	193,410
Calamp Corp.*	4,625	41,116
California Micro Devices Corp.*	3,900	15,600
Concurrent Computer Corp.*	14,452	37,720
Cray, Inc.*	3,850	38,307
Dataram Corp.	800	3,736
Dot Hill Systems Corp.*	7,900	27,018
Electronics for Imaging, Inc.*	11,400	238,032
Emulex Corp.*	13,400	218,018
Hauppauge Digital, Inc.*	1,400	5,670
Hurco Cos., Inc.*	1,000	25,690
Hutchinson Technology, Inc.*	4,200	90,846
Imation Corp.	6,900	283,245
Immersion Corp.*	4,600	26,956
Insight Enterprises, Inc.*	11,250	214,312
Integral Systems, Inc.	2,000	53,660
Intermec, Inc.*	9,800	224,812
Interphase Corp.*	1,200	6,936

	SHARES	VALUE†
Iomega Corp.*	10,300	$28,325
KEY Tronic Corp.*	1,700	6,647
Komag, Inc.*	5,500	253,990
Kronos, Inc.*	5,500	199,155
Lasercard Corp.*	2,100	27,489
Maxwell Technologies, Inc.*	3,100	60,853
McDATA Corp., Class A*	23,690	96,655
McDATA Corp., Class B*	1,300	4,784
Mentor Graphics Corp.*	15,800	205,084
Mercury Computer Systems, Inc.*	3,800	58,482
Micro Linear Corp.*	2,300	5,520
Mobility Electronics, Inc.*	5,800	42,108
MTS Systems Corp.	3,400	134,334
NYFIX, Inc.*	5,600	26,656
Palm, Inc.*	18,896	304,226
Quantum Corp.*	64,800	169,776
RadiSys Corp.*	3,800	83,448
Rimage Corp.*	4,700	95,974
SCM Microsystems, Inc.*	3,000	9,150
Semtech Corp.*	37,400	540,430
Sigma Designs, Inc.*	11,000	103,730
Sigmatel, Inc.*	9,000	36,990
Silicon Storage Technology, Inc.*	20,700	84,042
Standard Microsystems Corp.*	3,800	82,954
Stratasys, Inc.*	1,350	39,771
Stratex Networks, Inc.*	38,900	131,871
Stratos International, Inc.*	2,954	20,235
Synaptics, Inc.*	12,000	256,800
TALX Corp.	6,049	132,292
Transact Technologies, Inc.*	1,300	13,390
Trident Microsystems, Inc.*	26,600	504,868
Varian Semiconductor Equipment Associates, Inc.*	9,300	303,273
Virage Logic Corp.*	4,300	40,377
Whitney Holding Corp.	675	23,875
		6,299,122
Computer Services — 1.7%
3D Systems Corp.*	1,100	22,099
Analysts International Corp.*	4,500	9,000
Aspen Technology, Inc.*	8,700	114,144
Avocent Corp.*	8,636	226,695
Black Box Corp.	2,700	103,491
Carreker Corp.*	4,400	31,460
Catapult Communications Corp.*	3,361	36,635
Computer Horizons Corp.*	6,500	30,680
Computer Programs & Systems, Inc.	1,300	51,948
Computer Task Group, Inc.*	3,700	18,500
COMSYS IT Partners, Inc.*	1,200	18,144
Covansys Corp.*	7,400	93,018
Dynamics Research Corp.*	1,100	14,938
eLoyalty Corp.*	1,100	14,575
Extreme Networks, Inc.*	24,600	102,336
FactSet Research Systems, Inc.	6,600	312,180
IHS, Inc., Class A*	8,300	245,929
Infocrossing, Inc.*	3,600	41,580
Inforte Corp.*	2,100	9,954

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Services (Continued)
Intelligroup, Inc.*	1,500	$2,655
Intergraph Corp.*	5,500	173,195
INX, Inc.*	400	2,400
Jack Henry & Associates, Inc.	9,600	188,736
Manhattan Associates, Inc.*	5,100	103,479
Marchex, Inc., Class B*	5,300	87,079
MICROS Systems, Inc.*	6,000	262,080
NETGEAR, Inc.*	16,800	363,720
NetScout Systems, Inc.*	5,900	52,628
Overland Storage, Inc.*	2,700	18,090
Perot Systems Corp., Class A*	6,600	95,568
Pomeroy Computer Resources, Inc.*	2,000	14,400
Radiant Systems, Inc.*	6,000	63,420
Saba Software, Inc.*	4,749	25,929
Safeguard Scientifics, Inc.*	24,000	51,840
Sapient Corp.*	24,900	131,970
SI International, Inc.*	2,000	61,320
SimpleTech, Inc.*	8,700	32,625
Sonic Foundry, Inc.*	5,700	9,519
SRA International, Inc., Class A*	5,000	133,150
Sybase, Inc.*	6,700	129,980
Sykes Enterprises, Inc.*	7,400	119,584
Syntel, Inc.	14,400	294,624
TechTeam Global, Inc.*	1,700	15,555
Tier Technologies, Inc., Class B*	3,900	24,570
Tyler Technologies, Inc.*	6,900	77,280
Viewpoint Corp.*	4,900	8,575
Wind River Systems, Inc.*	16,000	142,400
Xanser Corp.*	6,900	34,845
Zomax, Inc.*	6,000	9,180
		4,227,702
Computer Software — 3.8%
@Road, Inc.*	12,600	69,552
Actuate Corp.*	24,700	99,788
Advent Software, Inc.*	5,600	201,992
Agile Software Corp.*	16,200	102,708
Altiris, Inc.*	5,800	104,632
American Software, Inc., Class A	3,900	26,208
Ansoft Corp.*	4,700	96,256
ANSYS, Inc.*	5,600	267,792
Applix, Inc.*	1,100	8,118
Art Technology Group, Inc.*	22,000	65,560
Authentidate Holding Corp.*	6,100	16,165
AXS-One, Inc.*	7,100	11,360
Blackboard, Inc.*	5,201	150,621
Borland Software Corp.*	16,800	88,704
Bottomline Technologies, Inc.*	3,900	31,746
BSQUARE Corp.*	1,300	2,882
Callidus Software, Inc.*	2,200	11,616
Chordiant Software, Inc.*	31,046	94,069
Clarus Corp.*	1,900	12,255
Convera Corp.*	9,100	61,152
Dendrite International, Inc.*	8,500	78,540

	SHARES	VALUE†
Digitas, Inc.*	17,980	$208,928
Echelon Corp.*	7,400	55,426
Embarcadero Technologies, Inc.*	4,700	28,670
Epicor Software Corp.*	10,100	106,353
EPIQ Systems, Inc.*	3,400	56,576
eResearch Technology, Inc.*	10,050	91,455
etrials Worldwide, Inc.*	2,200	10,340
FalconStor Software, Inc.*	14,350	100,020
FileNET Corp.*	8,400	226,212
GSE Systems, Inc.*	396	1,624
Hypercom Corp.*	10,000	93,500
Hyperion Solutions Corp.*	6,000	165,600
Identix, Inc.*	15,984	111,728
ImageWare Systems, Inc.*	2,100	4,074
Indus International, Inc.*	11,100	31,746
Informatica Corp.*	17,600	231,616
Interactive Intelligence, Inc.*	3,000	42,420
Internet Security Systems, Inc.*	8,300	156,455
Intervideo, Inc.*	3,600	35,172
Interwoven, Inc.*	11,119	95,401
iPass, Inc.*	4,500	25,200
JDA Software Group, Inc.*	5,000	70,150
Kintera, Inc.*	5,700	11,115
Lawson Software, Inc.*	27,700	185,590
Magma Design Automation, Inc.*	15,900	116,865
Mantech International Corp., Class A*	3,500	108,010
Manugistics Group, Inc.*	13,900	34,750
MapInfo Corp.*	3,500	45,675
MetaSolv, Inc.*	9,500	26,790
Midway Games, Inc.*	16,500	133,485
Mobius Management Systems, Inc.*	2,983	17,301
Moldflow Corp.*	2,100	24,591
Motive, Inc.*	1,400	4,690
MRO Software, Inc.*	5,248	105,327
MSC Software Corp.*	4,000	71,600
Neoware Systems, Inc.*	6,600	81,114
NetIQ Corp.*	200	2,438
NetManage, Inc.*	1,000	4,970
Netopia, Inc.*	2,600	13,910
Nuance Communications, Inc.*	78,870	793,432
Omnicell, Inc.*	4,900	67,718
ONYX Software Corp.*	3,600	17,928
Open Solutions, Inc.*	3,100	82,491
Openwave Systems, Inc.*	13,033	150,401
OPNET Technologies, Inc.*	3,900	50,544
Opsware, Inc.*	19,800	163,152
Packeteer, Inc.*	8,800	99,792
Parametric Technology Corp.*	13,320	169,297
PDF Solutions, Inc.*	4,900	60,809
Pegasystems, Inc.	8,200	52,644
Per-Se Technologies, Inc.*	7,674	193,231
Pervasive Software, Inc.*	4,000	16,080
Phoenix Technology Ltd.*	6,950	33,430
PLATO Learning, Inc.*	4,000	24,880
Progress Software Corp.*	13,700	320,717
QAD, Inc.	5,300	41,075

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
Quest Software, Inc.*	18,400	$258,336
Secure Computing Corp.*	10,550	90,730
Simulations Plus, Inc.*	200	788
SPSS, Inc.*	3,432	110,304
SumTotal Systems Inc.*	4,600	28,842
SupportSoft, Inc.*	11,200	44,128
Synplicity, Inc.*	4,700	27,589
Take-Two Interactive Software, Inc.*	6,000	63,960
TeleCommunication Systems, Inc., ClassA*	6,100	14,579
THQ, Inc.*	11,550	249,480
TIBCO Software, Inc.*	30,200	212,910
Tradestation Group, Inc.*	20,400	258,468
Transaction Systems Architects, Inc., Class A*	10,500	437,745
Ulticom, Inc.*	8,240	86,273
Ultimate Software Group, Inc.*	4,700	90,052
Unica Corp.*	2,950	29,205
VA Software Corp.*	11,700	45,396
Verint Systems, Inc.*	6,100	178,059
Vitria Technology, Inc.*	6,038	17,148
Witness Systems, Inc.*	10,200	205,734
		9,325,950
Computers — 0.1%
Gateway, Inc.*	70,500	133,950
Merge Technologies, Inc.*	6,100	75,091
		209,041
Construction Materials — 0.1%
Eagle Materials, Inc.	3,200	152,000
Huttig Building Products, Inc.*	4,850	39,285
U.S. Concrete, Inc.*	9,700	107,185
		298,470
Consumer Products — 0.7%
Ascendia Brands, Inc.*	2,300	6,900
Blyth, Inc.	7,800	143,988
Central Garden & Pet Co.*	4,200	180,810
CNS, Inc.	1,900	46,550
CSS Industries, Inc.	900	25,875
Cybex International, Inc.*	3,000	19,470
Fossil, Inc.*	12,175	219,272
Jarden Corp.*	7,425	226,091
Mace Security International, Inc.*	2,200	5,236
Natural Alternatives International, Inc.*	1,000	10,720
Natural Health Trends Corp.*	1,400	5,208
Playtex Products, Inc.*	20,800	216,944
PW Eagle, Inc.	1,600	48,384
Russ Berrie & Co., Inc.*	4,000	49,040
Senomyx, Inc.*	5,700	82,251
Spectrum Brands, Inc.*	5,900	76,228
The Yankee Candle Co., Inc.	8,400	210,084
Tupperware Corp.	10,500	206,745
Ultralife Batteries, Inc.*	3,600	36,468
		1,816,264

	SHARES	VALUE†
Containers & Glass — 0.1%
Silgan Holdings, Inc.	6,602	$244,340
Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.*	1,000	33,420
Constar International, Inc.*	2,100	8,064
Graphic Packaging Corp.*	39,500	149,705
Greif, Inc., Class A	1,400	104,944
Longview Fibre Co.	9,700	185,173
Rock-Tenn Co., Class A	6,900	110,055
		591,361
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	4,702
Inter Parfums, Inc.	3,600	61,992
Parlux Fragrances, Inc.*	3,200	31,008
		97,702
Distribution/Wholesale — 1.1%
ACR Group, Inc.*	2,400	9,840
Advanced Marketing Services, Inc.*	2,700	10,773
Aviall, Inc.*	6,800	323,136
Bell Microproducts, Inc.*	5,100	27,642
Bluelinx Holdings, Inc.	4,200	54,726
Brightpoint, Inc.*	9,944	134,542
Building Materials Holding Corp.	4,200	117,054
Central European Distribution Corp.*	7,125	179,265
Handleman Co.	3,700	30,155
Industrial Distribution Group, Inc.*	1,400	12,362
InfoSonics Corp.*	2,200	13,288
Keystone Automotive Industries, Inc.*	3,200	135,104
LKQ Corp.*	17,100	324,900
Nash-Finch Co.	2,000	42,580
Navarre Corp.*	5,100	25,398
NuCo2, Inc.*	2,900	69,716
Owens & Minor, Inc.	7,100	203,060
Reliv' International, Inc.	2,600	25,688
Rentrak Corp.*	1,900	18,734
ScanSource, Inc.*	4,600	134,872
Spartan Stores, Inc.	3,734	54,629
United Natural Foods, Inc.*	7,800	257,556
United Stationers, Inc.*	5,400	266,328
Watsco, Inc.	4,200	251,244
		2,722,592
Diversified Operations — 2.2%
Actuant Corp., Class A	5,100	254,745
Acuity Brands, Inc.	8,000	311,280
ADE Corp.*	2,600	84,474
AMERCO*	3,600	362,376
Ameron International Corp.	1,000	67,020
AZZ, Inc.*	700	18,347
Barnes Group, Inc.	9,400	187,530
Blount International, Inc.*	9,100	109,382
Chemed Corp.	4,400	239,932
Cornell Corrections, Inc.*	2,700	41,472
Covanta Holding Corp.*	21,850	385,652
Digimarc Corp.*	3,300	20,361
EnPro Industries, Inc.*	4,300	144,480

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Operations (Continued)
ESCO Technologies, Inc.*	4,600	$245,870
Esterline Technologies Corp.*	4,200	174,678
Federal Signal Corp.	11,500	174,110
Florida East Coast Industries, Inc.	6,100	319,213
Griffon Corp.*	5,250	137,025
Lancaster Colony Corp.	6,500	256,555
Lydall, Inc.*	2,900	26,738
Mathews International Corp., Class A	5,800	199,926
Myers Industries, Inc.	5,887	101,198
NACCO Industries, Inc., Class A	1,000	137,410
Odyssey Marine Exploration, Inc.*	11,350	28,148
PICO Holdings, Inc.*	2,100	67,725
Raven Industries, Inc.	3,600	113,400
Sensient Technologies Corp.	8,500	177,735
Standex International Corp.	1,700	51,595
Sturm, Ruger & Co., Inc.	6,700	41,875
Tredegar Corp.	7,700	121,814
Universal Corp.	4,400	163,768
Vector Group Ltd.	9,474	153,953
VendingData Corp.*	3,000	6,000
Volt Information Sciences, Inc.*	2,200	102,520
World Fuel Services Corp.	5,400	246,726
Zoltek Cos., Inc.*	3,400	101,626
		5,376,659
Education — 0.5%
Corinthian Colleges, Inc.*	17,300	248,428
DeVry, Inc.*	13,400	294,398
Educate, Inc.*	4,800	36,768
INVESTools, Inc.*	8,500	67,490
Learning Tree International, Inc.*	3,900	34,203
Renaissance Learning, Inc.	6,022	81,598
Strayer Education, Inc.	1,600	155,392
The Geo Group, Inc.*	2,800	98,140
The Princeton Review, Inc.*	6,600	35,112
Universal Technical Institute, Inc.*	4,700	103,494
		1,155,023
Electric Utilities — 0.2%
ALLETE, Inc.	5,300	250,955
Calpine Corp.*	92,000	35,880
Duquesne Light Holdings, Inc.	15,700	258,108
Weststar Energy, Inc.	1,400	29,470
		574,413
Electrical Equipment — 1.5%
Active Power, Inc.*	9,680	32,815
ADDvantage Technologies Group, Inc.*	700	3,479
Advanced Energy Industries, Inc.*	8,500	112,540
Avid Technology, Inc.*	4,195	139,820
Axcelis Technologies, Inc.*	20,400	120,360
Axsys Technologies, Inc.*	700	10,549
C&D Technologies, Inc.	7,300	54,896
Checkpoint Systems, Inc.*	7,000	155,470
Cohu, Inc.	4,400	77,220

	SHARES	VALUE†
Credence Systems Corp.*	19,880	$69,580
CyberOptics Corp.*	1,700	21,998
Distributed Energy Systems Corp.*	8,600	44,462
Fiberstars, Inc.*	700	5,495
FLIR Systems, Inc.*	8,800	194,128
Franklin Electric Co., Inc.	4,300	222,052
Genlyte Group, Inc.*	4,400	318,692
GrafTech International Ltd.*	19,000	110,200
Ibis Technology Corp.*	2,000	6,500
Input/Output, Inc.*	16,000	151,200
Intermagnetics General Corp.*	7,597	204,967
Ionatron, Inc.*	15,900	100,965
Lincoln Electric Holdings, Inc.	7,000	438,550
Littelfuse, Inc.*	3,965	136,317
LTX Corp.*	22,800	159,828
Meade Instruments Corp.*	3,300	8,085
Measurement Specialties, Inc.*	800	17,816
Paxar Corp.*	8,100	166,617
Photon Dynamics, Inc.*	2,500	31,300
Power Integrations, Inc.*	5,300	92,644
Power-One, Inc.*	17,062	112,609
Research Frontiers, Inc.*	2,600	13,468
Rogers Corp.*	2,800	157,752
SIPEX Corp.*	3,800	11,362
Technology Research Corp.	400	2,036
Veeco Instruments, Inc.*	5,700	135,888
Vicor Corp.	6,000	99,420
Woodhead Industries, Inc.	1,700	32,538
		3,773,618
Electronics — 5.6%
Actel Corp.*	4,500	64,575
Aeroflex, Inc.*	14,900	173,883
Aetrium, Inc.*	1,200	5,448
Alliance Semiconductor Corp.*	7,100	19,241
American Superconductor Corp.*	6,500	57,395
American Technical Ceramics Corp.*	200	2,640
AMIS Holdings, Inc.*	5,400	54,000
Amkor Technology, Inc.*	35,300	333,938
Analogic Corp.	2,200	102,542
Anixter International, Inc.	6,800	322,728
Apogee Technology, Inc.*	700	798
Applied Micro Circuits Corp.*	102,300	279,279
Arotech Corp.*	357	821
Asyst Technologies, Inc.*	10,200	76,806
Atmel Corp.*	23,800	132,090
ATMI, Inc.*	6,700	164,954
Audiovox Corp., Class A*	3,800	51,908
AXT, Inc.*	4,100	13,284
Badger Meter, Inc.	2,000	54,000
Bel Fuse, Inc., Class B	1,100	36,091
Belden CDT, Inc.	9,450	312,322
Benchmark Electronics, Inc.*	11,925	287,631
Brooks Automation, Inc.*	14,874	175,513
BTU International, Inc.*	600	8,142
Capstone Turbine Corp.*	20,500	46,740
Catalyst Semiconductor, Inc.*	4,100	14,883

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
CEVA, Inc.*	2,975	$17,196
Cirrus Logic, Inc.*	17,300	140,822
Coherent, Inc.*	5,900	199,007
CompuDyne Corp.*	1,100	7,018
Conexant Systems, Inc.*	116,333	290,833
Cree, Inc.*	1,600	38,016
CTS Corp.	6,500	96,785
Cubic Corp.	4,500	88,245
Cymer, Inc.*	7,000	325,220
Cypress Semiconductor Corp.*	13,800	200,652
Daktronics, Inc.	7,600	219,412
Digital Theater Systems, Inc.*	2,600	50,648
Diodes, Inc.*	4,800	198,912
DSP Group, Inc.*	5,700	141,645
Electro Scientific Industries, Inc.*	5,780	103,982
Electroglas, Inc.*	3,500	10,640
EMCORE Corp.*	25,100	240,960
Emerson Radio Corp.*	5,100	16,218
Energy Conversion Devices, Inc.*	6,200	225,866
EnerSys*	8,800	183,920
Entegris, Inc.*	26,574	253,250
ESS Technology, Inc.*	8,900	19,224
Exar Corp.*	7,900	104,833
Excel Technology, Inc.*	1,600	47,872
Fargo Electronics, Inc.*	1,700	43,163
FARO Technologies, Inc.*	3,250	55,120
FormFactor, Inc.*	7,100	316,873
Frequency Electronics, Inc.	1,400	18,172
Genesis Microchip, Inc.*	6,400	73,984
HEI, Inc.*	1,200	2,604
Henry Bros. Electronics, Inc.*	300	1,515
hi/fn, Inc.*	4,900	30,282
II-VI, Inc.*	15,100	276,330
InFocus Corp.*	7,400	21,164
Innovex, Inc.*	3,812	14,562
Integrated Silicon Solution, Inc.*	9,450	52,070
Interlink Electronics, Inc.*	2,600	8,190
International DisplayWorks, Inc.*	20,900	108,680
inTEST Corp.*	1,700	6,987
IntriCon Corp.*	1,000	5,000
Iteris, Inc.*	4,500	10,710
Itron, Inc.*	4,200	248,892
IXYS Corp.*	5,700	54,720
Keithley Instruments, Inc.	3,500	44,555
KEMET Corp.*	16,500	152,130
Kopin Corp.*	13,800	49,818
LaBarge, Inc.*	3,700	49,099
Lamson & Sessions Co.*	2,400	68,064
Lattice Semiconductor Corp.*	34,159	211,103
LeCroy Corp.*	1,785	25,615
LogicVision, Inc.*	2,900	4,930
LSI Industries, Inc.	3,600	61,164
MagneTek, Inc.*	4,600	12,420
Mattson Technology, Inc.*	26,600	259,882

	SHARES	VALUE†
Merix Corp.*	3,900	$42,783
Methode Electronics, Inc., Class A	6,900	72,519
Micrel, Inc.*	17,200	172,172
Microsemi Corp.*	11,392	277,725
Microtune, Inc.*	10,600	66,356
Mindspeed Technologies, Inc.*	21,400	51,574
MIPS Technologies, Inc., Class A*	8,200	49,774
MKS Instruments, Inc.*	11,200	225,344
Molecular Devices Corp.*	3,370	102,987
MoSys, Inc.*	5,500	43,010
Multi-Fineline Electronix, Inc.*	6,500	215,735
Nanometrics, Inc.*	2,100	20,853
Napco Security Systems, Inc.*	3,750	36,450
NeoMagic Corp.*	1,800	5,670
Netlogic Microsystems, Inc.*	9,500	306,375
Newport Corp.*	8,200	132,184
Nu Horizons Electronics Corp.*	2,900	27,985
OmniVision Technologies, Inc.*	10,200	215,424
ON Semiconductor Corp.*	48,500	285,180
OSI Systems, Inc.*	3,300	58,641
Park Electrochemical Corp.	4,000	103,000
Pemstar, Inc.*	8,600	29,498
Pericom Semiconductor Corp.*	4,500	37,350
Photronics, Inc.*	8,800	130,240
Pixelworks, Inc.*	3,400	9,282
Planar Systems, Inc.*	2,779	33,459
PLX Technology, Inc.*	5,600	68,432
PMC-Sierra, Inc.*	34,600	325,240
PortalPlayer, Inc.*	1,700	16,677
QuickLogic Corp.*	10,100	49,389
Ramtron International Corp.*	4,300	8,514
REMEC, Inc.	4,693	5,162
RF Monolithics, Inc.*	1,600	9,120
Richardson Electronics Ltd.	2,700	19,845
Rudolph Technologies, Inc.*	5,058	73,341
Silicon Image, Inc.*	15,300	164,934
Skyworks Solutions, Inc.*	31,900	175,769
Sonic Solutions*	4,600	75,900
Spectrum Control, Inc.*	1,200	11,100
Staktek Holdings, Inc.*	20,500	99,630
Stoneridge, Inc.*	3,500	29,050
Supertex, Inc.*	2,000	79,880
Syntax Brillian Corp.*	7,775	18,660
Sypris Solutions, Inc.	2,900	27,405
Taser International, Inc.*	12,400	98,084
Technitrol, Inc.	8,000	185,200
Tessera Technologies, Inc.*	9,000	247,500
Transmeta Corp.*	22,000	35,640
TranSwitch Corp.*	20,300	42,833
Tripath Technology, Inc.*	2,700	810
TriQuint Semiconductor, Inc.*	30,200	134,692
Ultimate Electronics, Inc.*(a)(b)	1,600	0
Ultra Clean Holdings, Inc.*	100	875
Ultratech Stepper, Inc.*	4,600	72,404
Universal Display Corp.*	5,800	77,198
Universal Electronics, Inc.*	2,100	37,191

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
UQM Technologies, Inc.*	4,900	$14,210
Viisage Technology, Inc.*	5,240	79,438
Vitesse Semiconductor Corp.*	44,300	63,792
Wells-Gardner Electronics Corp.*	1,470	3,528
White Electronic Designs Corp.*	5,200	26,416
ZiLog, Inc.*	3,100	10,478
Zoran Corp.*	8,761	213,243
Zygo Corp.*	3,600	59,004
		13,712,780
Energy — 0.4%
Environmental Power Corp.*	1,200	7,860
Evergreen Solar, Inc.*	26,600	345,268
KFx, Inc.*	15,800	241,424
Plug Power, Inc.*	15,763	73,613
Quantum Fuel Systems Technologies Worldwide, Inc.*	10,200	34,680
South Jersey Industries, Inc.	5,400	147,906
Syntroleum Corp.*	11,200	67,984
Teton Energy Corp.*	1,600	9,168
Watts Industries, Inc., Class A	4,800	161,040
		1,088,943
Environmental Services — 0.3%
Calgon Carbon Corp.	7,900	48,111
Flanders Corp.*	4,500	45,135
Headwaters, Inc.*	8,300	212,148
Mine Safety Appliances Co.	7,000	281,400
Rollins, Inc.	13,000	255,320
		842,114
Facility Services — 0.1%
ABM Industries, Inc.	9,400	160,740
Financial Services — 2.5%
Advanta Corp., Class A	1,600	52,464
Advanta Corp., Class B	3,900	140,205
Aether Holdings, Inc.*	10,150	55,825
AmeriServ Financial, Inc.*	4,400	21,604
Asset Acceptance Capital Corp.*	7,400	146,520
ASTA Funding, Inc.	2,600	97,370
Bankrate, Inc.*	3,000	113,280
BFC Financial Corp.*	5,400	37,368
Cash America International, Inc.	5,200	166,400
Citizens Banking Corp.	8,500	207,485
Citizens South Banking Corp.	1,200	15,240
City Holding Co.	3,600	130,104
CoBiz, Inc.	1,575	35,469
Cohen & Steers, Inc.	6,700	158,120
Coinstar, Inc.*	5,600	134,064
CompuCredit Corp.*	7,800	299,832
Consumer Portfolio Services, Inc.*	4,200	28,182
Delta Financial Corp.	6,000	59,100
Digital Insight Corp.*	6,900	236,601
Dollar Financial Corp.*	6,200	111,600

	SHARES	VALUE†
eFunds Corp.*	8,700	$191,835
Encore Capital Group, Inc.*	8,300	101,841
eSPEED, Inc., Class A*	5,500	45,815
Federal Agricultural Mortgage Corp., Class C	1,400	38,780
Financial Federal Corp.	4,500	125,145
First Albany Cos., Inc.*	2,647	11,912
First Commonwealth Financial Corp.	14,000	177,800
FirstCity Financial Corp.*	2,100	21,945
Fremont General Corp.	7,700	142,912
GAMCO Investors, Inc., Class A	800	29,408
Greenhill & Co., Inc.	4,200	255,192
Hanmi Financial Corp.	9,400	182,736
HF Financial Corp.	110	1,881
IMPATH Bankruptcy Liquidating Trust, Class A*	1,700	3,060
Interactive Data Corp.*	5,000	100,450
Investment Technology Group, Inc.*	7,600	386,536
Irwin Financial Corp.	5,100	98,889
Knight Capital Group, Inc., Class A*	20,400	310,692
LaBranche & Co., Inc.*	8,500	102,935
MarketAxess Holdings, Inc.*	800	8,808
MCG Capital Corp.	10,700	170,130
MicroFinancial, Inc.	400	1,380
Municipal Mortgage & Equity, L. L. C.	6,800	184,688
Netbank, Inc.	1,700	11,271
Piper Jaffray Cos., Inc.*	3,100	189,751
Portfolio Recovery Associates, Inc.*	3,000	137,100
PRG-Schultz International, Inc.*	10,500	4,725
Resource America, Inc.	2,800	53,340
Sanders Morris Harris Group, Inc.	7,700	116,347
Stifel Financial Corp.*	1,466	51,764
Susquehanna Bancshares, Inc.	8,900	212,710
SWS Group, Inc.	3,534	85,240
The South Financial Group, Inc.	4,000	105,640
Thomas Weisel Partners Group, Inc.*	800	15,208
Track Data Corp.*	1,200	3,576
United PanAm Financial Corp.*	2,600	79,040
Westwood Holdings Group, Inc.	258	4,850
World Acceptance Corp.*	3,800	134,976
		6,147,141
Food & Beverages — 1.1%
American Italian Pasta Co., Class A*	4,800	41,088
American States Water Co.	2,550	90,907
Cal-Maine Foods, Inc.	4,000	27,480
Chiquita Brands International, Inc.	8,300	114,374
Corn Products International, Inc.	5,000	153,000
Cuisine Solutions, Inc.*	2,900	14,645
Flowers Foods, Inc.	11,325	324,348
Green Mountian Coffee, Inc.*	600	24,102
Hain Celestial Group, Inc.*	6,979	179,779
Imperial Sugar Co.	1,200	28,464
Interstate Bakeries Corp.*	6,400	44,800
J & J Snack Foods Corp.	3,500	115,745
John B. Sanfilippo & Son, Inc.*	1,950	25,838
Lance, Inc.	6,000	138,120

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages (Continued)
M&F Worldwide Corp.*	3,300	$53,130
Maui Land & Pineapple Co., Inc.*	1,200	45,360
MGP Ingredients, Inc.	2,400	55,728
Monterey Pasta Co.*	1,200	7,068
National Beverage Corp.	8,100	116,235
Panera Bread Co., Class A*	4,300	289,132
Peet's Coffee & Tea, Inc.*	2,900	87,551
Performance Food Group Co.*	8,400	255,192
Premium Standard Farms, Inc.	1,200	19,476
Pyramid Breweries, Inc.*	1,600	4,032
Ralcorp Holdings, Inc.*	5,600	238,168
Sanderson Farms, Inc.	3,600	100,764
Scheid Vineyards, Inc., Class A*	20	670
Tasty Baking Co.	800	7,520
The Boston Beer Co., Inc., Class A*	1,400	41,006
Triarc Cos., Inc., Class A	5,300	86,549
Triarc Cos., Inc., Class B	4,000	62,520
		2,792,791
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	6,400	48,896
Caraustar Industries, Inc.*	5,500	49,500
Chesapeake Corp.	3,900	63,999
Deltic Timber Corp.	1,800	101,466
P.H. Glatfelter Co.	8,400	133,308
Pope & Talbot, Inc.	2,800	17,444
Schweitzer-Mauduit International, Inc.	3,100	67,115
Universal Forest Products, Inc.	3,200	200,736
Wausau-Mosinee Paper Corp.	9,100	113,295
		795,759
Funeral Services — 0.1%
Alderwoods Group, Inc.*	10,800	210,168
Carriage Services, Inc.*	2,900	13,311
Service Corp. International	800	6,512
Stewart Enterprises, Inc., Class A	20,200	116,150
		346,141
Health Care - Biotechnology — 2.9%
Acacia Research-CombiMatrix*	5,028	8,296
Advanced Magnetics, Inc.*	1,800	54,396
Alexion Pharmaceuticals, Inc.*	5,800	209,496
Anesiva, Inc.*	1,275	9,690
Antigenics, Inc.*	8,700	18,444
Arena Pharmaceuticals, Inc.*	9,000	104,220
ArQule, Inc.*	8,950	50,478
AtheroGenics, Inc.*	6,700	87,435
AVANT Immunotherapeutics, Inc.*	7,100	11,431
Avigen, Inc.*	3,259	16,882
Barrier Therapeutics, Inc.*	6,000	39,240
BioCryst Pharmaceuticals, Inc.*	5,700	81,681
Bioenvision, Inc.*	7,300	38,909
BioMarin Pharmaceutical, Inc.*	27,300	392,301
BioSante Pharmaceuticals, Inc.*	3,200	7,520
BioSphere Medical, Inc.*	3,000	19,050

	SHARES	VALUE†
Cambrex Corp.	5,300	$110,399
Cell Genesys, Inc.*	9,100	45,682
Ciphergen Biosystems, Inc.*	2,600	2,886
Conceptus, Inc.*	5,800	79,112
Cotherix, Inc.*	1,900	16,359
Cryolife, Inc.*	4,300	23,220
CuraGen Corp.*	14,150	49,525
Curis, Inc.*	9,600	12,960
CYTOGEN Corp.*	4,000	10,000
Cytomedix, Inc.*	5,100	15,810
Digene Corp.*	4,200	162,708
Discovery Laboratories, Inc.*	18,972	39,651
Diversa Corp.*	8,900	85,974
Dyax Corp.*	20,200	59,388
Emisphere Technologies, Inc.*	5,544	47,290
Encysive Pharmaceuticals, Inc.*	11,600	80,388
EntreMed, Inc.*	8,900	14,685
Enzo Biochem, Inc.*	5,767	86,966
Enzon, Inc.*	9,000	67,860
Exact Sciences Corp.*	5,043	10,590
Exelixis, Inc.*	16,800	168,840
Gene Logic, Inc.*	5,200	7,020
Genitope Corp.*	7,200	45,504
Genta, Inc.*	35,400	58,056
GenVec, Inc.*	10,100	14,241
Geron Corp.*	12,100	83,490
GTC Biotherapeutics, Inc.*	3,000	4,560
GTx, Inc.*	1,300	11,830
Harvard Bioscience, Inc.*	6,100	27,145
Hemispherx Biopharma, Inc.*	11,600	29,464
ICOS Corp.*	11,400	250,686
IDM Pharma, Inc.*	2,000	6,980
Immunomedics, Inc.*	29,900	78,936
Incyte Corp.*	14,900	68,540
Inhibitex, Inc.*	1,700	3,009
Inovio Biomedical Corp.*	5,900	12,213
Integra LifeSciences Holdings*	5,200	201,812
InterMune, Inc.*	5,826	95,838
Introgen Therapeutics, Inc.*	9,500	40,375
Isolagen, Inc.*	6,500	25,675
Keryx Biopharmaceuticals, Inc.*	15,800	224,360
Kosan Biosciences, Inc.*	6,000	24,000
Lexicon Genetics, Inc.*	12,900	56,631
LifeCell Corp.*	6,500	200,980
Lipid Sciences, Inc.*	4,200	4,158
Martek Biosciences Corp.*	6,400	185,280
Matritech, Inc.*	3,100	3,255
Maxygen, Inc.*	6,830	51,088
Medarex, Inc.*	24,600	236,406
MicroIslet, Inc.*	7,600	12,160
Micromet, Inc.*	5,866	25,106
Momenta Pharmaceuticals, Inc.*	5,500	69,905
Monogram Biosciences, Inc.*	24,020	47,560
Myriad Genetics, Inc.*	7,800	196,950
Nabi Biopharmaceuticals*	11,900	68,306
Nanogen, Inc.*	9,100	17,290

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Neose Technologies, Inc.*	7,159	$28,994
Northfield Laboratories, Inc.*	4,500	44,505
Novavax, Inc.*	11,700	58,968
Nuvelo, Inc.*	13,266	220,879
Orchid Cellmark, Inc.*	5,950	16,601
Oscient Pharmaceutical Corp.*	13,800	11,868
Progenics Pharmaceuticals, Inc.*	4,900	117,894
Regeneration Technologies, Inc.*	4,800	30,720
Regeneron Pharmaceuticals, Inc.*	21,900	280,758
RegeneRx Biopharmaceuticals, Inc.*	6,500	17,875
Repligen Corp.*	5,700	16,644
Sangamo BioSciences, Inc.*	5,500	32,450
Savient Pharmaceuticals, Inc.*	11,400	59,850
Seattle Genetics, Inc.*	11,605	53,383
Sequenom, Inc.*	833	1,420
Serologicals Corp.*	6,100	191,784
Sirna Therapeutics, Inc.*	30,900	176,130
Stratagene Corp.	4,050	24,989
Strategic Diagnostics, Inc.*	3,050	8,967
Tanox, Inc.*	11,600	160,428
Techne Corp.*	1,700	86,564
Telik, Inc.*	15,600	257,400
The Medicines Co.*	9,400	183,770
Third Wave Technologies, Inc.*	8,237	24,546
Threshold Pharmaceuticals, Inc.*	13,800	48,300
Titan Pharmaceuticals, Inc.*	6,400	13,696
Trimeris, Inc.*	10,097	116,015
ViaCell, Inc.*	4,067	18,505
Vical, Inc.*	5,400	29,970
Xenogen Corp.*	1,800	4,320
		7,166,764
Health Care - Drugs — 2.9%
Acadia Pharmaceuticals, Inc.*	5,900	49,796
Accelrys, Inc.*	5,200	37,076
Acusphere, Inc.*	4,600	15,778
Adolor Corp.*	8,800	220,088
Advancis Pharmaceutical Corp.*	5,700	16,929
ADVENTRX Pharmaceuticals, Inc.*	14,300	45,331
Alkermes, Inc.*	18,000	340,560
Allos Therapeutics, Inc.*	11,000	38,500
Alpharma, Inc., Class A	7,900	189,916
Andrx Group*	14,051	325,843
Anika Therapeutics, Inc.*	2,000	19,360
AP Pharma, Inc.*	1,700	2,975
ARIAD Pharmaceuticals, Inc.*	14,800	66,748
Array BioPharma, Inc.*	15,600	134,160
Auxilium Pharmaceuticals, Inc.*	2,900	22,562
AVANIR Pharmaceuticals*	5,375	36,765
AXM Pharma, Inc.*	1,300	507
Bradley Pharmaceuticals, Inc., Class A*	3,400	34,680
Caraco Pharmaceutical Laboratories Ltd.*	7,700	70,455
Cell Therapeutics, Inc.*	11,600	16,704

	SHARES	VALUE†
Cellegy Pharmaceuticals, Inc.*	2,400	$1,560
CollaGenex Pharmaceuticals, Inc.*	2,600	31,148
Connetics Corp.*	6,400	75,264
Corcept Therapeutics, Inc.*	4,500	18,225
Cortex Pharmaceuticals, Inc.*	6,200	18,600
Critical Therapeutics, Inc.*	6,100	21,960
Cubist Pharmaceuticals, Inc.*	10,600	266,908
CV Therapeutics, Inc.*	8,900	124,333
Dendreon Corp.*	11,300	54,692
DOV Pharmaceutical, Inc.*	4,300	9,116
Durect Corp.*	14,800	57,276
DUSA Pharmaceuticals, Inc.*	4,150	23,448
Dynavax Technologies Corp.*	6,800	28,220
Elite Pharmaceuticals, Inc., Class A*	3,900	8,970
Hi-Tech Pharmacal Co., Inc.*	2,300	38,111
Icagen, Inc.*	300	1,500
Immtech International, Inc.*	1,900	12,901
ImmunoGen, Inc.*	13,662	42,762
Impax Laboratories, Inc.*	10,500	65,625
Indevus Pharmaceuticals, Inc.*	9,500	51,965
Integrated Biopharma, Inc.*	2,200	19,668
Interpharm Holdings, Inc.*	2,000	2,800
IntraBiotics Pharmaceuticals, Inc.*	700	2,520
Isis Pharmaceuticals, Inc.*	14,000	84,700
Ista Pharmaceuticals, Inc.*	6,250	45,125
K-V Pharmaceutical Co., Class A*	7,300	136,218
K-V Pharmaceutical Co., Class B*	700	13,090
Lannett Co., Inc.*	4,650	26,458
Ligand Pharmaceuticals, Inc., Class B*	13,300	112,385
MannKind Corp.*	9,556	203,638
Medicis Pharmaceutical Corp., Class A	1,600	38,400
Memory Pharmaceuticals, Corp.*	7,100	7,668
Metabasis Therapeutics, Inc.*	6,100	46,543
Myogen, Inc.*	7,700	223,300
NeoPharm, Inc.*	6,399	34,107
Neurogen Corp.*	8,850	45,312
New River Pharmaceuticals, Inc.*	6,900	196,650
NitroMed, Inc.*	8,700	42,021
NPS Pharmaceuticals, Inc.*	10,000	48,800
Omega Protein Corp.*	3,900	22,542
Onyx Pharmaceuticals, Inc.*	13,000	218,790
OSI Pharmaceuticals, Inc.*	11,400	375,744
OXiGENE, Inc.*	3,700	14,504
Pain Therapeutics, Inc.*	19,800	165,330
Panacos Pharmaceuticals, Inc.*	14,500	80,040
Par Pharmaceutical Cos., Inc.*	6,800	125,528
Penwest Pharmaceuticals Co.*	3,700	80,771
PetMed Express, Inc.*	8,500	93,245
Pharmacopeia Drug Discovery, Inc.*	1,800	7,200
Pharmacyclics, Inc.*	3,400	13,124
Pharmion Corp.*	5,400	91,962
POZEN, Inc.*	10,900	76,736
Praecis Pharmaceuticals, Inc.*	1,800	5,472
Renovis, Inc.*	5,500	84,205
Rigel Pharmaceuticals, Inc.*	4,450	43,298
Santarus, Inc.*	8,400	55,860

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
SciClone Pharmaceuticals, Inc.*	13,900	$31,831
Sciele Pharma, Inc.*	6,400	148,416
SCOLR Pharma, Inc.*	4,800	23,904
Spectrum Pharmaceuticals, Inc.*	6,500	25,350
Star Scientific, Inc.*	20,050	51,729
Super-Gen, Inc.*	17,300	62,799
The Quigley Corp.*	2,100	19,257
United Therapeutics Corp.*	4,000	231,080
Valeant Pharmaceuticals International	7,500	126,900
VaxGen, Inc.*	3,300	16,104
ViroPharma, Inc.*	24,100	207,742
VIVUS, Inc.*	8,000	30,800
Zymogenetics, Inc.*	32,100	608,937
		7,105,920
Health Care - Products — 4.5%
1-800 CONTACTS, Inc.*	3,500	52,500
Abaxis, Inc.*	5,400	120,798
ABIOMED, Inc.*	5,000	64,850
Akorn, Inc.*	14,000	55,720
Aksys Ltd.*	6,045	6,105
Align Technology, Inc.*	13,500	99,765
Alnylam Pharmaceuticals, Inc.*	5,700	85,956
American Medical Systems Holdings, Inc.*	13,800	229,770
AMICAS, Inc.*	12,250	39,568
Arrhythmia Research Technology, Inc.	200	2,320
Arrow International, Inc.	8,489	279,033
ArthroCare Corp.*	4,700	197,447
Aspect Medical Systems, Inc.*	4,300	74,992
ATS Medical, Inc.*	5,400	12,906
AVI BioPharma, Inc.*	10,800	40,500
Bentley Pharmaceuticals, Inc.*	3,800	41,648
BioLase Technology, Inc.*	4,400	36,960
Biosite, Inc.*	2,900	132,414
Bioveris Corp.*	3,000	24,150
BSD Medical Corp.*	4,100	23,001
Caliper Life Sciences, Inc.*	6,091	30,394
Candela Corp.*	11,000	174,460
Cantel Medical Corp.*	3,950	56,248
Cardiac Science Corp.*	1,896	14,959
CardioDynamics International Corp.*	6,000	7,560
CardioTech International, Inc.*	3,700	7,252
Cerus Corp.*	5,300	37,789
Cholestech Corp.*	2,800	35,560
Clinical Data, Inc.*	149	2,390
Columbia Laboratories, Inc.*	9,900	34,650
CONMED Corp.*	5,050	104,535
Conor Medsystems, Inc.*	3,800	104,842
Criticare Systems, Inc.*	2,100	8,358
Cyberonics, Inc.*	4,700	100,204
Cypress Bioscience, Inc.*	5,500	33,770
Datascope Corp.	2,400	74,016
DepoMed, Inc.*	17,600	103,312

	SHARES	VALUE†
Diagnostic Products Corp.	5,300	$308,301
Digirad Corp.*	2,400	10,752
Digital Angel Corp.*	8,800	27,368
DJ Orthopedics, Inc.*	3,800	139,954
E-Z-EM, Inc.*	1,400	19,040
Eclipsys Corp.*	3,100	56,296
Encore Medical Corp.*	14,495	69,721
Endocare, Inc.*	2,000	5,000
Endologix, Inc.*	12,600	44,604
Enpath Medical, Inc.*	1,300	14,794
Epicept Corp.*	673	1,615
EPIX Medical, Inc.*	6,100	26,535
Haemonetics Corp.*	6,100	283,711
Halozyme Therapeutics, Inc.*	18,300	49,410
Hanger Orthopedic Group, Inc.*	4,000	33,440
HealthTronics, Inc.*	6,400	48,960
Hollis-Eden Pharmaceuticals, Inc.*	4,500	21,555
Human Genome Sciences, Inc.*	26,300	281,410
I Trax, Inc.*	7,300	22,849
I-Flow Corp.*	4,297	46,494
ICU Medical, Inc.*	1,950	82,368
Illumina, Inc.*	15,800	468,628
Immucor, Inc.*	13,602	261,566
Immunicon Corp.*	4,800	25,008
Implant Sciences Corp.*	2,000	6,600
Insmed, Inc.*	10,300	16,480
Inspire Pharmaceuticals, Inc.*	10,750	49,988
Integramed America, Inc.*	1,250	12,438
Interleukin Genetics, Inc.*	4,300	24,725
IntraLase Corp.*	3,000	50,220
Invacare Corp.	5,500	136,840
IOMED, Inc.*	700	1,449
IVAX Diagnostics, Inc.*	3,700	7,252
Kensey Nash Corp.*	1,700	50,150
La Jolla Pharmaceutical Co.*	5,900	21,653
Landauer, Inc.	1,300	62,270
Laserscope*	3,600	110,916
Lifecore Biomedical, Inc.*	1,800	28,260
Luminex Corp.*	8,700	151,293
Mannatech, Inc.	5,100	64,311
Matrixx Initiatives, Inc.*	1,400	21,784
Medical Action Industries, Inc.*	1,900	41,971
Medtox Scientific, Inc.*	3,700	34,410
Memry Corp.*	10,700	32,528
Mentor Corp.	5,900	256,650
Meridian Bioscience, Inc.	4,500	112,275
Merit Medical Systems, Inc.*	4,444	61,149
MGI Pharma, Inc.*	7,926	170,409
Microtek Medical Holdings, Inc.*	8,500	32,470
Milestone Scientific, Inc.*	500	405
Misonix, Inc.*	600	2,910
Nastech Pharmaceutical Co., Inc.*	3,900	61,620
Natus Medical, Inc.*	2,900	28,681
Nektar Therapeutics*	28,900	530,026
NMT Medical, Inc.*	2,100	21,021
North American Scientific, Inc.*	2,600	5,070

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Noven Pharmaceuticals, Inc.*	4,700	$84,130
Nutraceutical International Corp.*	2,300	35,259
NuVasive, Inc.*	5,900	107,557
OraSure Technologies, Inc.*	8,500	80,920
OrthoLogic Corp.*	7,200	11,664
Osteotech, Inc.*	3,100	12,524
Palatin Technologies, Inc.*	10,600	20,670
Palomar Medical Technologies, Inc.*	3,400	155,142
Perrigo Co.	18,800	302,680
PhotoMedex, Inc.*	9,200	14,444
PolyMedica Corp.	4,900	176,204
Possis Medical, Inc.*	2,700	23,787
PSS World Medical, Inc.*	25,900	457,135
QuadraMed Corp.*	6,300	12,285
Quidel Corp.*	17,200	163,400
Retractable Technologies, Inc.*	2,700	9,990
Rita Medical Systems, Inc.*	11,400	39,444
SeraCare Life Sciences, Inc.*	2,600	13,000
Sirona Dental Systems, Inc.	2,900	114,898
Solexa, Inc.*	6,900	58,650
Sonic Innovations, Inc.*	4,000	18,000
SONUS Pharmaceuticals, Inc.*	3,800	18,924
SRI/Surgical Express, Inc.*	200	1,250
STAAR Surgical Co.*	4,280	33,127
Stereotaxis, Inc.*	1,200	12,948
Symmetry Medical, Inc.*	5,000	77,000
Synovis Life Technologies, Inc.*	1,900	18,677
The Spectranetics Corp.*	8,500	91,120
Theragenics Corp.*	6,400	21,824
Thoratec Corp.*	21,102	292,685
TriPath Imaging, Inc.*	7,300	48,326
Urologix, Inc.*	2,600	8,164
USANA Health Sciences, Inc.*	3,400	128,860
Vascular Solutions, Inc.*	2,500	19,750
Ventana Medical Systems, Inc.*	7,200	339,696
Viasys Healthcare, Inc.*	15,000	384,000
Vital Signs, Inc.	1,900	94,107
West Pharmaceutical Services, Inc.	8,900	322,892
Wright Medical Group, Inc.*	6,000	125,580
Zila, Inc.*	7,800	25,272
Zoll Medical Corp.*	1,400	45,864
		11,130,154
Health Care - Services — 2.8%
Air Methods Corp.*	2,000	52,360
Albany Molecular Research, Inc.*	5,700	60,876
Alliance Imaging, Inc.*	9,400	60,160
Allied Healthcare International, Inc.*	11,950	32,026
Allscripts Heathcare Solutions, Inc.*	16,300	286,065
Amedisys, Inc.*	3,200	121,280
America Service Group, Inc.*	2,000	31,040
American Dental Partners, Inc.*	1,850	28,231
American Retirement Corp.*	6,600	216,282
AMERIGROUP Corp.*	9,800	304,192

	SHARES	VALUE†
AmSurg Corp.*	5,450	$123,987
Angelica Corp.	2,000	35,080
Applera Corp. — Celera Genomics Group.*	13,301	172,248
Bio-Imaging Technologies, Inc.*	2,000	8,240
Bio-Reference Laboratories, Inc.*	2,300	50,048
BioScrip, Inc.*	7,380	39,631
Capital Senior Living Corp.*	5,200	53,456
Centene Corp.*	8,100	190,593
Discovery Partners International*	5,000	13,000
Dynacq Healthcare, Inc.*	1,300	1,690
Exponent, Inc.*	2,200	37,180
Five Star Quality Care, Inc.*	5,700	63,099
Genesis HealthCare Corp.*	3,100	146,847
Gentiva Health Services, Inc.*	6,500	104,195
Healthways, Inc.*	5,900	310,576
HMS Holdings Corp.*	3,800	40,736
Hooper Holmes, Inc.	12,400	37,820
Kendle International, Inc.*	2,300	84,479
Kindred Healthcare, Inc.*	6,600	171,600
LCA-Vision, Inc.	4,100	216,931
Magellan Health Services, Inc.*	5,300	240,143
Matria Healthcare, Inc.*	3,293	70,536
MedCath Corp.*	3,500	65,940
Medical Staffing Network Holdings, Inc.*	5,100	25,449
MedQuist, Inc.*	4,200	53,760
Metropolitan Health Networks, Inc.*	9,300	25,947
Molina Healthcare, Inc.*	5,100	194,055
National Medical Health Card Systems, Inc.*	907	12,517
NovaMed Eyecare, Inc.*	4,700	31,725
OCA, Inc.*	8,100	2,592
Odyssey Healthcare, Inc.*	6,850	120,354
Option Care, Inc.	8,275	99,135
PainCare Holdings, Inc.*	9,300	19,065
PAREXEL International Corp.*	5,300	152,905
Pediatric Services of America, Inc.*	500	6,240
Pediatrix Medical Group, Inc.*	5,200	235,560
Prospect Medical Holdings, Inc.*	1,000	5,500
Psychemedics Corp.	400	7,024
Psychiatric Solutions, Inc.*	9,600	275,136
Quality Systems, Inc.	13,000	478,660
Radiation Therapy Services, Inc.*	4,100	110,331
Radiologix, Inc.*	3,500	8,050
RehabCare Group, Inc.*	2,500	43,450
Res-Care, Inc.*	4,800	96,000
SFBC International, Inc.*	3,450	52,302
Sierra Health Services, Inc.*	7,600	342,228
STERIS Corp.	1,300	29,718
Sun Healthcare Group, Inc.*	5,500	47,795
Sunrise Assisted Living, Inc.*	8,100	223,965
Symbion, Inc.*	3,800	78,888
The Advisory Board Co.*	3,900	187,551
The TriZetto Group, Inc.*	8,000	118,320
U.S. Physical Therapy, Inc.*	2,750	40,260

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Services (Continued)
United Surgical Partners International, Inc.*	7,650	$230,035
VistaCare, Inc., Class A*	2,600	31,460
		6,856,544
Household Products — 0.4%
American Woodmark Corp.	2,700	94,608
Applica, Inc.*	2,800	12,376
Bassett Furniture Industries, Inc.	1,500	27,765
Craftmade International, Inc.	400	6,700
Enesco Group, Inc.*	1,500	855
Ethan Allen Interiors, Inc.	6,400	233,920
Furniture Brands International, Inc.	11,300	235,492
Kimball International, Inc., Class B	4,900	96,579
Libbey, Inc.	3,650	26,828
Lifetime Brands, Inc.	2,200	47,674
Quaker Fabric Corp.*	2,400	3,264
Restoration Hardware, Inc.*	6,300	45,234
Salton, Inc.*	1,900	4,503
Tempur-Pedic International, Inc.*	17,000	229,670
		1,065,468
Instruments - Scientific — 0.5%
Angiodynamics, Inc.*	1,700	45,985
Bovie Medical Corp.*	1,900	12,825
Bruker BioSciences Corp.*	18,038	96,683
Cepheid, Inc.*	10,000	97,100
Cutera, Inc.*	1,800	35,496
ev3, Inc.*	4,359	64,557
FEI Co.*	6,800	154,224
Greatbatch, Inc.*	3,400	80,240
Iridex Corp.*	1,000	9,790
IRIS International, Inc.*	2,600	34,216
Kyphon, Inc.*	7,400	283,864
Metrologic Instruments, Inc.*	4,200	63,042
Microvision, Inc.*	4,130	7,971
Neogen Corp.*	1,200	22,944
Neurometrix, Inc.*	1,800	54,828
Occulogix, Inc.*	2,300	4,991
RAE Systems, Inc.*	12,600	50,400
SurModics, Inc.*	2,600	93,886
Therma-Wave, Inc.*	6,500	8,515
Vital Images, Inc.*	2,000	49,400
X-Rite, Inc.	3,800	41,762
		1,312,719
Insurance — 2.8%
21st Century Holding Co.	1,000	13,080
21st Century Insurance Group	17,200	247,680
Alfa Corp.	15,195	251,629
American Equity Investment Life Holding Co.	22,200	236,652
American Physicians Capital, Inc.*	1,300	68,367
AmerUs Group Co.	1,600	93,680
Argonaut Group, Inc.*	6,200	186,248

	SHARES	VALUE†
Baldwin & Lyons, Inc., Class B	1,300	$33,150
Bristol West Holdings, Inc.	5,400	86,400
Brooke Corp.	1,900	22,800
Capital Title Group, Inc.	4,200	30,954
Ceres Group, Inc.*	6,900	42,918
Citizens, Inc., Class A*	10,658	53,397
CNA Surety Corp.*	8,200	141,696
Crawford & Co., Class A	800	5,288
Crawford & Co., Class B	1,300	9,334
Delphi Financial Group, Inc., Class S	7,125	259,065
Donegal Group, Inc., Class A	3,688	71,584
EMC Insurance Group, Inc.	3,800	109,288
FBL Financial Group, Inc., Class A	5,600	181,440
Financial Industries Corp.*	900	7,826
First Acceptance Corp.*	18,600	219,108
FPIC Insurance Group, Inc.*	1,400	54,250
Great American Financial Resources, Inc.	8,300	173,719
Harleysville Group, Inc.	5,800	183,976
HealthExtras, Inc.*	8,600	259,892
Hilb, Rogal & Hamilton Co.	6,800	253,436
Horace Mann Educators Corp.	8,600	145,770
Infinity Property & Casualty Corp.	3,200	131,200
KMG America Corp.*	4,550	40,358
LandAmerica Financial Group, Inc.	2,800	180,880
Meadowbrook Insurance Group, Inc.*	8,300	69,056
Ohio Casualty Corp.	6,300	187,299
Penn Treaty American Corp.*	3,550	26,199
Philadelphia Consolidated Holding Corp.*	8,700	264,132
PMA Capital Corp., Class A*	6,100	62,830
Presidential Life Corp.	5,600	137,648
ProAssurance Corp.*	5,300	255,354
ProCentury Corp.	2,400	32,904
RLI Corp.	4,600	221,628
RTW, Inc.*	650	7,144
SCPIE Holdings, Inc.*	300	6,975
Seabright Insurance Holdings*	8,600	138,546
Selective Insurance Group, Inc.	5,400	301,698
State Auto Financial Corp.	7,600	247,304
Stewart Information Services Corp.	2,900	105,299
The Commerce Group, Inc.	2,800	82,712
The Midland Co.	200	7,596
The Navigators Group, Inc.*	3,600	157,752
The Phoenix Companies, Inc.	18,100	254,848
Tower Group, Inc.	4,700	142,175
Triad Guaranty, Inc.*	2,200	107,536
Unico American Corp.*	1,700	18,173
United America Indemnity Ltd.*	1,396	29,093
United Fire & Casualty Co.	4,200	126,546
Universal American Financial Corp.*	10,400	136,760
Vesta Insurance Group, Inc.*	6,900	621
Zenith National Insurance Corp.	750	29,752
		6,952,645
Internet Services — 3.3%
1-800-FLOWERS.COM, Inc., Class A*	5,700	32,889

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
24/7 Real Media, Inc.*	8,400	$73,752
3Com Corp.*	59,500	304,640
Access Integrated Technologies, Inc., Class A*	3,200	31,392
ActivIdentity Corp.*	9,100	41,496
Alloy, Inc.*	2,325	24,389
Answerthink, Inc.*	8,100	32,643
Arbinet-thexchange, Inc.*	2,900	16,269
Ariba, Inc.*	17,950	147,728
Audible, Inc.*	4,700	42,723
Autobytel, Inc.*	10,750	37,948
Blue Coat Systems, Inc.*	2,200	37,092
BroadVision, Inc.*	3,000	1,500
CACI International, Inc., Class A*	4,400	256,652
CMGI, Inc.*	9,100	11,011
CNET Networks, Inc.*	20,100	160,398
Cogent Communications Group, Inc.*	10,900	102,133
Corillian Corp.*	9,000	26,910
CyberSource Corp.*	6,600	77,220
Digital River, Inc.*	6,100	246,379
Drugstore.com, Inc.*	18,500	53,650
EarthLink, Inc.*	26,500	229,490
eCollege.Com*	3,700	78,218
Entrust Technologies, Inc.*	15,450	52,684
Equinix, Inc.*	5,500	301,730
Globix Corp.*	13,600	67,592
GSI Commerce, Inc.*	8,100	109,593
Harris Interactive, Inc.*	14,100	80,370
HealthStream, Inc.*	4,300	16,426
Hollywood Media Corp.*	6,200	23,684
i2 Technologies, Inc.*	3,900	49,413
iGATE Capital Corp.*	10,540	67,351
Internet Capital Group, Inc.*	8,200	73,800
j2 Global Communications, Inc.*	8,400	262,248
Jupitermedia Corp.*	6,500	84,500
Keynote Systems, Inc.*	2,850	29,384
Lionbridge Technologies, Inc.*	11,000	60,830
Looksmart Ltd.*	4,300	13,932
MIVA, Inc.*	5,400	21,870
Move, Inc.*	29,500	161,660
Napster, Inc.*	100	308
Netflix, Inc.*	10,900	296,589
NetRatings, Inc.*	6,900	95,841
Network Engines, Inc.*	6,800	12,852
NIC, Inc.*	12,300	88,929
Overstock.com, Inc.*	3,500	74,410
PC-Tel, Inc.*	3,500	29,890
Perficient, Inc.*	4,600	56,856
Priceline.com, Inc.*	7,000	209,020
Quovadx, Inc.*	4,000	10,320
Real Networks, Inc.*	33,100	354,170
Redback Networks, Inc.*	11,300	207,242
RightNow Technologies, Inc.*	15,000	250,200
RSA Security, Inc.*	18,300	497,577

	SHARES	VALUE†
S1 Corp.*	19,500	$93,600
SafeNet, Inc.*	4,672	82,788
Selectica, Inc.*	3,600	9,000
SonicWALL, Inc.*	19,000	170,810
Stamps.com, Inc.*	4,650	129,363
Stellent, Inc.	5,800	55,390
TheStreet.com, Inc.	4,500	57,690
Think Partnership, Inc.*	5,000	8,700
Travelzoo, Inc.*	3,100	94,054
Tumbleweed Communications Corp.*	14,700	41,895
United Online, Inc.	31,650	379,800
ValueClick, Inc.*	16,000	245,600
Varsity Group, Inc.*	3,000	12,240
Vignette, Corp.*	6,010	87,626
WatchGuard Technologies, Inc.*	7,800	31,746
Web.com, Inc.*	2,600	15,522
WebEx Communications, Inc.*	9,000	319,860
webMethods, Inc.*	26,900	265,503
Websense, Inc.*	8,400	172,536
WebSideStory, Inc.*	3,800	46,360
Zix Corp.*	5,500	4,620
		8,052,496
Leisure — 1.7%
Aldila, Inc.	1,000	25,320
Ambassadors Group, Inc.	4,000	115,520
Ameristar Casinos, Inc.	11,100	215,895
Atari, Inc.*	23,000	13,110
Aztar Corp.*	6,300	327,348
Bally Technologies, Inc.*	9,700	159,759
Bally Total Fitness Holding Corp.*	7,400	50,172
Bluegreen Corp.*	5,500	63,030
Carmike Cinemas, Inc.	1,800	37,944
Churchill Downs, Inc.	1,000	37,450
Dover Downs Gaming & Entertainment, Inc.	2,700	53,028
Dover Motorsports, Inc.	2,500	14,675
Escala Group, Inc.*	6,900	32,292
Escalade, Inc.	1,950	25,350
GameTech International, Inc.*	800	7,240
Gaming Partners International Corp.	1,300	31,720
Gaylord Entertainment Co.*	4,322	188,612
Great Wolf Resorts, Inc.*	1,800	21,618
ILX Resorts, Inc.	900	8,442
Interstate Hotels & Resorts, Inc.*	7,500	69,675
Isle of Capri Casinos, Inc.*	6,400	164,160
Jameson Inns, Inc.*	25,100	73,292
K2, Inc.*	9,000	98,460
Lakes Entertainment, Inc.*	3,600	43,524
Life Time Fitness, Inc.*	6,700	310,009
Magna Entertainment Corp., Class A*	2,000	10,520
Marine Products Corp.	7,200	70,056
Monarch Casino & Resort, Inc.*	3,000	84,360
MTR Gaming Group, Inc.*	5,200	48,776
Multimedia Games, Inc.*	5,200	52,676
Nevada Gold & Casinos, Inc.*	2,000	14,600
Pinnacle Entertainment, Inc.*	18,000	551,700

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure (Continued)
Progressive Gaming International Corp.*	6,900	$53,820
Red Lion Hotels Corp.*	4,200	45,990
Shuffle Master, Inc.*	6,262	205,269
Six Flags, Inc.*	21,800	122,516
Speedway Motorsports, Inc.	3,400	128,316
Sunterra Corp.*	4,650	47,616
The Marcus Corp.	3,500	73,080
Topps Co., Inc.	7,400	60,828
Trump Entertainment Resorts, Inc.*	55	1,108
Vail Resorts, Inc.*	7,100	263,410
WMS Industries, Inc.*	5,500	150,645
		4,172,931
Machinery — 2.0%
A.O. Smith Corp.	4,400	203,984
Alamo Group, Inc.	2,000	42,100
Albany International Corp., Class A	5,300	224,667
Applied Industrial Technologies, Inc.	8,925	216,967
Astec Industries, Inc.*	4,000	136,480
Baldor Electric Co.	5,900	184,611
CARBO Ceramics, Inc.	4,050	198,977
Cascade Corp.	1,700	67,235
Cherokee International Corp.*	3,500	13,510
Columbus McKinnon Corp.*	2,800	60,872
Dril-Quip, Inc.*	3,500	288,540
Flotek Industries, Inc.*	1,600	24,880
Flow International Corp.*	6,400	90,048
FSI International, Inc.*	5,300	36,517
Gardner Denver, Inc.*	9,600	369,600
Gehl Co.*	2,400	61,272
Gerber Scientific, Inc.*	4,000	52,040
Global Power Equipment Group, Inc.*	11,450	36,411
Gulf Islands Fabrication, Inc.	1,600	32,064
Hardinge, Inc.	1,100	16,995
Intevac, Inc.*	6,783	147,055
Kadant, Inc.*	1,800	41,400
Kennametal, Inc.	300	18,675
Kulicke and Soffa Industries, Inc.*	9,800	72,618
Lindsay Manufacturing Co.	1,500	40,680
Lone Star Technologies, Inc.*	5,200	280,904
Lufkin Industries, Inc.	1,900	112,917
Milacron, Inc.*	7,986	7,986
Powell Industries, Inc.*	1,200	28,716
Presstek, Inc.*	6,300	58,653
Regal-Beloit Corp.	6,100	269,315
Robbins & Myers, Inc.	2,200	57,508
Rofin-Sinar Technologies, Inc.*	2,600	149,422
SatCon Technology Corp.*	6,900	13,041
Sauer-Danfoss, Inc.	8,900	226,238
Semitool, Inc.*	6,400	57,728
Tecumseh Products Co., Class A*	2,100	40,320
Tennant Co.	1,200	60,336
The Middleby Corp.*	1,500	129,840

	SHARES	VALUE†
TurboChef Technologies, Inc.*	4,800	$53,376
Twin Disc, Inc.	1,100	33,671
Universal Compression Holdings, Inc.*	5,700	358,929
Woodward Governor Co.	6,300	192,213
		4,809,311
Manufacturing — 1.8%
Applied Films Corp.*	2,600	74,074
AptarGroup, Inc.	1,800	89,298
Ballantyne of Omaha, Inc.*	2,500	9,500
Bolt Technology Corp.*	1,000	12,070
Briggs & Stratton Corp.	5,200	161,772
Charles & Colvard Ltd.	4,337	45,668
CLARCOR, Inc.	10,300	306,837
Cognex Corp.	8,800	229,064
Core Molding Technologies, Inc.*	1,200	7,128
Cycle Country Accessories Corp.*	1,000	2,250
EFJ, Inc.*	8,900	53,489
Encore Wire Corp.*	4,400	158,136
Fedders Corp.*	6,600	15,972
Friedman Industries	700	6,335
Hawk Corp., Class A*	900	11,061
Hologic, Inc.*	7,000	345,520
Jacuzzi Brands, Inc.*	30,900	271,920
JAKKS Pacific, Inc.*	4,200	84,378
Lakeland Industries, Inc.*	400	5,988
Lennox International, Inc.	11,100	293,928
MFRI, Inc.*	1,000	10,310
Nanophase Technologies Corp.*	3,200	23,168
Nordson Corp.	6,900	339,342
Portec Rail Products, Inc.	900	12,627
Quanex Corp.	7,125	306,874
Quixote Corp.	900	16,218
Rotonics Manufacturing , Inc.	2,400	6,240
Smith & Wesson Holding Corp.*	7,400	60,828
SonoSite, Inc.*	2,400	93,696
Steinway Musical Instruments, Inc.*	900	22,068
Sun Hydraulics Corp.	2,800	58,184
Superior Essex, Inc.*	3,284	98,290
The Gorman-Rupp Co.	2,000	53,200
TTM Technologies, Inc.*	21,600	312,552
Varian, Inc.*	6,300	261,513
Wabtec Corp.	15,400	575,960
		4,435,458
Metals & Mining — 1.6%
A.M. Castle & Co.	2,600	83,850
Aleris International, Inc.*	5,811	266,434
Alpha Natural Resources, Inc.*	6,300	123,606
AMCOL International Corp.	5,900	155,465
Brush Engineered Materials, Inc.*	5,600	116,760
Century Aluminum Co.*	6,500	231,985
CIRCOR International, Inc.	2,300	70,127
Cleveland-Cliffs, Inc.	3,600	285,444
Coeur d'Alene Mines Corp.*	55,600	267,436
Compass Minerals International, Inc.	6,300	157,185
Empire Resources, Inc.	1,300	17,186

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
General Cable Corp.*	7,500	$262,500
Gibraltar Industries, Inc.	6,000	174,000
Hecla Mining Co.*	23,700	124,425
Kaydon Corp.	5,100	190,281
Liquidmetal Technologies, Inc.*	500	975
Metal Management, Inc.	10,100	309,262
Mines Management, Inc.*	2,000	14,800
Mueller Industries, Inc.	6,600	217,998
NN, Inc.	3,000	37,050
Royal Gold, Inc.	4,400	122,408
RTI International Metals, Inc.*	4,200	234,528
Stillwater Mining Co.*	17,300	219,364
USEC, Inc.	17,300	205,005
Westmoreland Coal Co.*	1,000	23,720
Wolverine Tube, Inc.*	2,500	9,175
		3,920,969
Multimedia — 0.5%
Blockbuster, Inc., Class A	21,100	105,078
Blockbuster, Inc., Class B*	1,600	7,024
Emmis Communications Corp., Class A*	9,900	154,836
Gemstar-TV Guide International, Inc.*	94,964	334,273
Image Entertainment, Inc.*	3,800	13,718
LodgeNet Entertainment Corp.*	3,100	57,815
Macrovision Corp.*	9,600	206,592
Martha Stewart Living Omnimedia, Inc., Class A*	4,500	75,195
Media General, Inc., Class A	4,500	188,505
Pegasus Communications Corp.*	1,000	2,475
Triple Crown Media, Inc.*	730	6,329
Young Broadcasting, Inc., Class A*	2,700	8,478
		1,160,318
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	4,200	173,376
IKON Office Solutions, Inc.	28,000	352,800
Marlin Business Services, Inc.*	1,600	36,096
TRM Corp.*	2,550	17,672
		579,944
Office Furnishings & Supplies — 0.3%
Aaron Rents, Inc.	7,400	198,912
Acco Brands Corp.*	1,300	28,470
Ennis Business Forms, Inc.	5,200	102,336
Interface, Inc.*	8,677	99,352
Knoll, Inc.	8,400	154,224
Standard Register Co.	4,600	54,510
		637,804
Oil & Gas — 4.7%
Abraxas Petroleum Corp.*	8,400	36,288
Allis-Chalmers Energy, Inc.*	2,800	38,052
American Oil & Gas, Inc.*	6,800	35,292
Aquila, Inc.*	74,100	311,961
Arena Resources, Inc.*	2,100	72,009

	SHARES	VALUE†
Atlas America, Inc.*	4,893	$219,255
Atmos Energy Corp.	500	13,955
ATP Oil & Gas Corp.*	5,900	247,387
Atwood Oceanics, Inc.*	6,200	307,520
Berry Petroleum Co., Class A	7,600	251,940
Boots & Coots International Well Control, Inc.*	11,100	19,758
Brigham Exploration Co.*	8,700	68,817
Callon Petroleum Co.*	3,700	71,558
Carrizo Oil & Gas, Inc.*	4,600	144,026
Cheniere Energy, Inc.*	6,400	249,600
Clayton Williams Energy, Inc.*	2,100	72,534
Comstock Resources, Inc.*	7,700	229,922
Contango Oil & Gas Co.*	2,500	35,350
Dawson Geophysical Co.*	1,100	33,847
Delta Natural Gas, Inc.	200	4,902
Delta Petroleum Corp.*	10,380	177,809
Dune Energy, Inc.*	11,800	35,518
Edge Petroleum Corp.*	3,100	61,938
Encore Aquisition Co.*	8,850	237,446
Endeavor International Corp.*	20,050	47,920
Energy Partners Ltd.*	6,800	128,860
Energy West, Inc.	200	1,804
EnergySouth, Inc.	900	28,107
ENGlobal Corp.*	10,800	84,132
FX Energy, Inc.*	8,650	39,963
Gasco Energy, Inc.*	16,000	71,200
Giant Industries, Inc.*	2,600	173,030
Goodrich Petroleum Corp.*	4,500	127,755
Grey Wolf, Inc.*	36,300	279,510
Gulfport Energy Corp.*	6,100	67,344
Hanover Compressor Co.*	20,000	375,600
Harvest Natural Resources, Inc.*	7,500	101,550
Holly Corp.	10,800	520,560
Hornbeck Offshore Services, Inc.*	4,600	163,392
Houston Exploration Co.*	4,900	299,831
Hydril Co.*	3,100	243,412
Infinity, Inc.*	2,300	15,985
KCS Energy, Inc.*	9,500	282,150
Key Energy Services, Inc.*	14,400	219,600
Markwest Hydrocarbon, Inc.	1,210	29,948
Matrix Service Co.*	7,400	84,656
McMoRan Exploration Co.*	5,700	100,320
Metretek Technologies, Inc.*	2,400	41,232
Mitcham Industries, Inc.*	1,800	22,986
NATCO Group, Inc., Class A*	3,200	128,640
Natural Gas Services Group*	1,000	14,970
New Jersey Resources Corp.	5,250	245,595
Newpark Resources, Inc.*	17,700	108,855
Oceaneering International, Inc.*	10,600	486,010
Oil States International, Inc.*	8,900	305,092
OMNI Energy Services Corp.*	2,800	32,900
Parallel Petroleum Corp.*	6,800	168,028
Parker Drilling Co.*	19,600	140,728
Penn Virginia Corp.	3,100	216,628
Petrohawk Energy Corp.*	16,781	211,441

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Petroleum Development Corp.*	2,800	$105,560
PetroQuest Energy, Inc.*	9,000	110,520
Piedmont Natural Gas Co., Inc.	2,600	63,180
Remington Oil & Gas Corp.*	4,700	206,659
RGC Resources, Inc.	200	5,025
RPC, Inc.	12,300	298,644
SEACOR Holdings, Inc.*	3,273	268,713
SEMCO Energy, Inc.*	6,700	37,252
St. Mary Land & Exploration Co.	2,500	100,625
Stone Energy Corp.*	4,537	211,197
SulphCo, Inc.*	13,800	98,808
Swift Energy Co.*	4,800	206,064
The Meridian Resource Corp.*	17,400	60,900
Transmeridian Exploration, Inc.*	42,400	241,680
TransMontaigne, Inc.*	9,500	106,495
Tri-Valley Corp.*	3,600	29,700
Trico Marine Services, Inc.*	2,600	88,400
VAALCO Energy, Inc.*	22,100	215,696
W-H Energy Services, Inc.*	5,700	289,731
Warren Resources, Inc.*	6,500	93,340
Whiting Petroleum Corp.*	6,800	284,716
		11,709,323
Paper & Related Products — 0.2%
American Greetings Corp., Class A	3,600	75,636
Potlatch Corp.	7,635	288,221
		363,857
Personal Care — 0.2%
Chattem, Inc.*	3,400	103,258
Elizabeth Arden, Inc.*	5,100	91,188
Nature's Sunshine Products, Inc.	2,700	25,191
Nu Skin Enterprises, Inc., Class A	10,500	155,925
Revlon, Inc., Class A*	76,007	95,769
		471,331
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.*	800	46,336
Concord Camera Corp.*	2,700	1,728
		48,064
Publishing — 0.5%
Cadmus Communications Corp.	1,000	17,480
Document Security Systems, Inc.*	2,400	25,560
Hollinger International, Inc., Class A	14,400	115,632
Journal Register Co.	13,200	118,272
Playboy Enterprises, Inc., Class B*	4,900	48,902
PRIMEDIA, Inc.*	49,800	91,134
ProQuest Co.*	5,100	62,679
Scholastic Corp.*	7,300	189,581
The Reader's Digest Association, Inc.	17,500	244,300
Valassis Communications, Inc.*	9,100	214,669
		1,128,209

	SHARES	VALUE†
Real Estate — 0.4%
Avatar Holdings, Inc.*	500	$28,485
California Coastal Communities, Inc.*	1,800	57,600
Consolidated-Tomoka Land Co.	1,100	60,654
Corrections Corp. of America*	5,700	301,758
Lodgian, Inc.*	7,500	106,875
Tejon Ranch Co.*	3,300	135,828
Trammell Crow Co.*	7,200	253,224
United Capital Corp.*	1,250	33,125
ZipRealty, Inc.*	700	5,936
		983,485
Restaurants — 1.6%
AFC Enterprises, Inc.*	5,600	71,400
Applebee's International, Inc.	2,475	47,569
Benihana, Inc., Class A*	2,300	62,422
BJ's Restaurants, Inc.*	3,800	84,892
Bob Evans Farms, Inc.	6,900	207,069
Buca, Inc.*	3,200	18,080
California Pizza Kitchen, Inc.*	3,900	107,172
CBRL Group, Inc.	6,200	210,304
CEC Entertainment, Inc.*	6,650	213,598
Champps Entertainment, Inc.*	2,200	14,432
CKE Restaurants, Inc.	11,300	187,693
Domino's Pizza, Inc.	12,400	306,776
Famous Dave's of America, Inc.*	2,145	28,529
IHOP Corp.	3,200	153,856
Jack in the Box, Inc.*	6,800	266,560
Krispy Kreme Doughnuts, Inc.*	11,700	95,238
Landry's Seafood Restaurants, Inc.	4,400	142,780
Lone Star Steakhouse & Saloon, Inc.	3,300	86,559
Luby's, Inc.*	5,200	54,236
McCormick & Schmick's Seafood Restaurants, Inc.*	2,800	66,640
O' Charley's, Inc.*	4,200	71,400
P.F. Chang's China Bistro, Inc.*	9,600	364,992
Papa John's International, Inc.*	6,700	222,440
RARE Hospitality International, Inc.*	6,109	175,695
Red Robin Gourmet Burgers, Inc.*	2,300	97,888
Rubio's Restaurants, Inc.*	1,700	14,450
Ruby Tuesday, Inc.	5,200	126,932
Ryan's Restaurant Group, Inc.*	7,600	90,516
Sonic Corp.*	11,475	238,565
Texas Roadhouse, Inc., Class A*	3,300	44,616
The Steak n Shake Co.*	5,300	80,242
		3,953,541
Retail - Food — 0.4%
Calavo Growers, Inc.	1,000	10,000
Ingles Markets, Inc.	1,500	25,500
Pathmark Stores, Inc.*	9,500	89,395
Ruddick Corp.	9,500	232,845
Smart & Final, Inc.*	9,400	158,296
The Great Atlantic & Pacific Tea Co., Inc.	7,800	177,216
Weis Markets, Inc.	4,200	173,040
Wild Oats Markets, Inc.*	5,400	105,840
		972,132

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - General — 0.6%
99 Cents Only Stores*	14,300	$149,578
Big Lots, Inc.*	22,800	389,424
Casey's General Stores, Inc.	10,074	251,951
dELiA*s, Inc.*	5,186	41,903
Duckwall-ALCO Stores, Inc.*	200	6,002
Fred's, Inc.	7,487	99,951
Kirklands, Inc.*	3,500	18,305
Longs Drug Stores Corp.	6,000	273,720
PriceSmart, Inc.*	5,350	53,607
RedEnvelope, Inc.*	1,100	11,165
The Pantry, Inc.*	4,100	235,914
		1,531,520
Retail - Specialty — 4.3%
A.C. Moore Arts & Crafts, Inc.*	4,000	65,240
Aeropostale, Inc.*	10,850	313,456
America's Car-Mart, Inc.*	2,350	47,728
Bakers Footwear Group, Inc.*	400	5,564
Bebe Stores, Inc.	18,300	282,186
Blair Corp.	752	22,372
Books-A-Million, Inc.	3,300	55,044
Borders Group, Inc.	12,900	238,134
Cabela's, Inc., Class A*	13,000	250,380
Cache, Inc.*	2,800	48,552
Callaway Golf Co.	14,500	188,355
Casual Male Retail Group, Inc.*	6,200	62,310
Charlotte Russe Holding, Inc.*	4,400	105,336
Children's Place Retail Stores, Inc.*	4,800	288,240
Christopher & Banks Corp.	6,437	186,673
Coldwater Creek, Inc.*	110	2,944
Collegiate Pacific, Inc.	4,400	47,300
Conn's, Inc.*	4,400	116,820
Copart, Inc.*	8,050	197,708
Cost Plus, Inc.*	3,697	54,198
Deb Shops, Inc.	1,900	45,809
Design Within Reach, Inc.*	2,300	15,732
Finlay Enterprises, Inc.*	1,200	10,200
First Cash Financial Services, Inc.*	6,200	122,450
Footstar, Inc.*	1,400	7,266
Friedman's, Inc., Class A(a)(b)	1,600	0
Gander Mountain Co.*	2,600	15,028
Genesco, Inc.*	3,900	132,093
Golf Galaxy, Inc.*	1,650	22,193
Gottschalks, Inc.*	1,800	11,736
Group 1 Automotive, Inc.	4,900	276,066
GTSI Corp.*	2,500	16,125
Guitar Center, Inc.*	4,400	195,668
Gymboree Corp.*	6,600	229,416
Hancock Fabrics, Inc.	3,000	10,020
Haverty Furniture Cos., Inc.	3,500	54,915
Hibbett Sporting Goods, Inc.*	7,150	170,885
Hot Topic, Inc.*	8,175	94,094
Jo-Ann Stores, Inc.*	3,900	57,135
Jos. A. Bank Clothiers, Inc.*	3,475	83,261

	SHARES	VALUE†
K-Swiss, Inc., Class A	4,700	$125,490
Kenneth Cole Productions, Inc., Class A	2,300	51,359
La-Z-Boy, Inc.	9,900	138,600
Lenox Group, Inc.*	3,700	26,233
MarineMax, Inc.*	3,300	86,559
Mothers Work, Inc.*	400	14,020
Movado Group, Inc.	4,400	100,980
Movie Gallery, Inc.	10,146	63,007
NBTY, Inc.*	12,800	306,048
Nutri/System, Inc.*	6,200	385,206
Pacific Sunwear of California, Inc.*	6,675	119,683
Payless ShoeSource, Inc.*	13,300	361,361
PC Connection, Inc.*	5,000	29,250
PC Mall, Inc.*	2,200	13,970
Pep Boys — Manny, Moe & Jack	9,900	116,127
PETCO Animal Supplies, Inc.*	11,600	236,988
Pier 1 Imports, Inc.	16,400	114,472
R.G. Barry Corp.*	1,900	12,825
RC2 Corp.*	3,300	127,578
Regis Corp.	3,900	138,879
Retail Ventures, Inc.*	7,900	140,778
Rex Stores Corp.*	1,575	22,601
Rocky Brands, Inc.*	1,000	21,250
School Specialty, Inc.*	4,400	140,140
Select Comfort Corp.*	9,750	223,957
Sharper Image Corp.*	2,400	26,664
Shoe Carnival, Inc.*	1,900	45,334
Sonic Automotive, Inc., Class A	5,700	126,426
Sotheby's Holdings, Inc., Class A*	21,400	561,750
Stage Stores, Inc.	6,200	204,600
Stein Mart, Inc.	7,630	112,924
Systemax, Inc.*	6,600	51,480
Tandy Leather Factory, Inc.*	1,200	8,208
The Bombay Co., Inc.*	6,300	15,246
The Bon-Ton Stores, Inc.	2,600	56,888
The Boyds Collection Ltd.*	10,600	5,830
The Buckle, Inc.	3,900	163,293
The Cato Corp., Class A	6,100	157,685
The Dress Barn, Inc.*	12,000	304,200
The Men's Wearhouse, Inc.	7,500	227,250
The Nautilus Group, Inc.	16,200	254,502
The Sportsman's Guide, Inc.*	600	18,300
The Talbots, Inc.	9,500	175,275
Too, Inc.*	6,200	238,018
Transport World Entertainment Corp.*	5,400	38,988
Tuesday Morning Corp.	7,400	97,310
Tweeter Home Entertainment Group, Inc.*	4,200	29,820
United Retail Group, Inc.*	2,200	34,122
West Marine, Inc.*	3,300	44,484
Wet Seal, Inc.*	30,275	147,742
Wilsons The Leather Experts, Inc.*	9,950	40,895
Zale Corp.*	9,200	221,628
		10,674,855

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Steel — 1.1%
AK Steel Holding Corp.*	22,000	$304,260
Chaparral Steel Co.*	4,000	288,080
Material Sciences Corp.*	1,900	17,157
Maverick Tube Corp.*	8,100	511,839
NS Group, Inc.*	4,200	231,336
Olympic Steel, Inc.	1,200	42,468
Omega Flex, Inc.*	1,500	30,075
Oregon Steel Mills, Inc.*	6,400	324,224
Ryerson Tull, Inc.	9,299	251,073
Schnitzer Steel Industries, Inc., Class A	4,750	168,530
Shiloh Industries, Inc.*	2,500	37,600
Steel Dynamics, Inc.	100	6,574
Steel Technologies, Inc.	1,900	36,936
Valmont Industries, Inc.	5,000	232,450
Worthington Industries, Inc.	15,300	320,535
		2,803,137
Telecommunications — 2.4%
ADTRAN, Inc.	6,900	154,767
Alaska Communications Systems Group, Inc.	8,600	108,790
Anaren Microwave, Inc.*	2,900	59,421
APAC Telecommunications Corp.*	9,900	19,008
Atheros Communications, Inc.*	9,900	187,704
Aware, Inc.*	4,900	27,832
Axesstel, Inc.*	4,200	6,090
Boston Communications Group, Inc.*	3,200	3,936
C-Cor.net Corp.*	9,100	70,252
CallWave, Inc.*	3,300	12,045
Carrier Access Corp.*	5,900	48,793
CellStar Corp.*	2,300	6,555
Centennial Communications Corp., Class A	20,048	104,249
Cincinnati Bell, Inc.*	49,200	201,720
Commonwealth Telephone Enterprises, Inc.	3,800	126,008
CommScope, Inc.*	10,400	326,768
Comtech Telecommunications Corp.*	4,325	126,593
CT Communications, Inc.	3,126	71,492
D&E Communications, Inc.	2,900	31,436
Ditech Networks, Inc.*	6,000	52,320
Dobson Communications Corp., Class A*	30,000	231,900
EMS Technologies, Inc.*	2,600	46,722
Essex Corp.*	3,400	62,628
FairPoint Communications, Inc.	300	4,320
First Avenue Networks, Inc.*	12,100	131,648
General Communication, Inc., Class A*	9,800	120,736
Glenayre Technologies, Inc.*	17,650	46,596
GlobeTel Communications Corp.*	15,500	18,755
GulfMark Offshore, Inc.*	3,800	98,154
Harmonic, Inc.*	14,700	65,856
Hickory Tech Corp.	1,900	13,300
IDT Corp.*	1,900	25,080

	SHARES	VALUE†
IDT Corp., Class B*	14,100	$194,439
InfoSpace, Inc.*	6,000	136,020
InterDigital Communication Corp.*	11,000	384,010
Knology, Inc.*	2,200	20,460
LCC International, Inc., Class A*	3,900	14,547
Lightbridge, Inc.*	5,400	69,930
Metro One Telecommunications, Inc.*	4,100	2,706
MRV Communications, Inc.*	37,600	116,936
NMS Communications Corp.*	9,600	34,752
Novatel Wireless, Inc.*	4,800	49,824
Outdoor Channel Holdings, Inc.*	3,700	38,184
ParkerVision, Inc.*	4,400	40,040
Path 1 Network Technologies, Inc.*	600	342
Plantronics, Inc.	6,600	146,586
Powerwave Technologies, Inc.*	20,515	187,097
Preformed Line Products Co.	850	32,215
Premiere Global Services, Inc.*	13,700	103,435
Price Communications Corp.*	11,225	190,264
Primus Telecommunications Group, Inc.*	13,500	7,560
Radyne Corp.*	4,200	47,796
RCN Corp.*	7,200	179,496
RELM Wireless Corp.*	2,400	14,928
RF Micro Devices, Inc.*	37,800	225,666
Rural Cellular Corp., Class A*	5,700	62,643
Spherix, Inc.*	1,400	2,219
SunCom Wireless Holdings, Inc., Class A*	23,200	34,800
SureWest Communications	1,908	36,862
Sycamore Networks, Inc.*	55,700	226,142
SymmetriCom, Inc.*	9,284	65,638
Talk America Holdings, Inc.*	5,166	31,977
Telular Corp.*	2,100	4,221
Time Warner Telecom, Inc., Class A*	19,700	292,545
Tollgrade Communications, Inc.*	2,200	21,340
UbiquiTel, Inc.*	18,800	194,392
US LEC Corp., Class A*	6,100	19,886
USA Mobility, Inc.	3,000	49,800
Westell Technologies, Inc., Class A*	10,500	22,995
Wireless Facilities, Inc.*	13,500	37,125
Wireless Telecom Group, Inc.	4,600	12,190
		5,963,482
Textile & Apparel — 1.6%
Ashworth, Inc.*	2,000	18,000
Brown Shoe Co., Inc.	5,300	180,624
Carter's, Inc.*	8,000	211,440
Charming Shoppes, Inc.*	23,700	266,388
Cherokee, Inc.	700	28,952
Columbia Sportswear Co.*	750	33,945
Culp, Inc.*	1,500	7,335
Cutter & Buck, Inc.	1,300	14,911
Delta Apparel, Inc.	1,100	18,854
DHB Industries, Inc.*(b)	12,100	17,061
G & K Services, Inc., Class A	4,200	144,060
G-III Apparel Group Ltd.*	2,300	22,310
Guess?, Inc.*	8,400	350,700
Hartmarx Corp.*	6,900	41,400

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Iconix Brand Group, Inc.*	9,900	$161,766
Kellwood Co.	5,600	163,912
Oakley, Inc.	12,300	207,255
Oxford Industries, Inc.	2,800	110,348
Perry Ellis International, Inc.*	1,000	25,310
Phillips-Van Heusen Corp.	7,800	297,648
Phoenix Footwear Group, Inc.*	800	4,776
Quiksilver, Inc.*	32,500	395,850
Russell Corp.	5,600	101,696
Skechers U.S.A., Inc., Class A*	4,700	113,317
Steven Madden Ltd.	3,900	115,518
Stride Rite Corp.	6,500	85,735
Superior Uniform Group, Inc.	1,100	14,410
Tag-It Pacific, Inc.*	2,600	1,742
Tarrant Apparel Group*	5,200	10,140
The Dixie Group, Inc.*	2,300	30,567
The Finish Line, Inc., Class A	7,700	91,091
The Warnaco Group, Inc.*	8,800	164,384
True Religion Apparel, Inc.*	4,000	70,800
Unifi, Inc.*	9,400	27,260
Wolverine World Wide, Inc.	11,200	261,296
		3,810,801
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	13,500	150,390
Tobacco — 0.0%
Alliance One International, Inc.	21,200	94,128
Tools - Hand Held — 0.1%
Toro Co.	6,400	298,880
Transportation — 2.0%
ABX Air, Inc.*	11,700	70,668
AirNet Systems, Inc.*	700	2,079
Alexander & Baldwin, Inc.	2,500	110,675
Arkansas Best Corp.	5,300	266,113
Bristow Group, Inc.*	4,000	144,000
CD&L, Inc.*	2,000	4,360
Celadon Group, Inc.*	4,500	99,180
Covenant Transport, Inc., Class A*	1,500	22,830
Dynamex, Inc.*	2,300	50,163
EGL, Inc.*	9,900	496,980
Forward Air Corp.	5,850	238,271
Frozen Food Express Industries, Inc.*	5,100	56,202
GATX Corp.	6,000	255,000
Genesee & Wyoming, Inc., Class A*	7,525	266,912
Greenbrier Companies, Inc.	2,900	94,946
Heartland Express, Inc.	18,724	334,972
Hub Group, Inc., Class A*	8,000	196,240
Interpool, Inc.	7,700	171,094
Kansas City Southern Industries, Inc.*	11,315	313,425
Kirby Corp.*	9,000	355,500
Knight Transportation, Inc.	16,200	327,240
Maritrans, Inc.	2,100	52,290
Marten Transport Ltd.*	4,300	93,482

	SHARES	VALUE†
Old Dominion Freight Line, Inc.*	6,652	$250,049
P.A.M. Transportation Services, Inc.*	1,400	40,446
PHI, Inc.*	2,300	76,360
Quality Distribution, Inc.*	3,600	47,808
RailAmerica, Inc.*	6,500	67,990
SCS Transportation, Inc.*	2,100	57,813
Stonepath Group, Inc.*	3,500	1,120
Swift Transportation Co., Inc.*	680	21,597
Universal Truckload Services, Inc.*	1,500	51,195
USA Truck, Inc.*	1,900	33,858
Werner Enterprises, Inc.	14,975	303,543
		4,974,401
Utilities — 1.8%
Artesian Resources Corp., Class A	200	5,772
Avista Corp.	11,100	253,413
BIW Ltd.	200	3,620
Black Hills Corp.	6,200	212,846
California Water Service Group	3,100	110,794
Cascade Natural Gas Corp.	1,500	31,635
Central Vermont Public Service Corp.	2,500	46,200
CH Energy Group, Inc.	2,700	129,600
Chesapeake Utilities Corp.	600	18,048
Cleco Corp.	10,000	232,500
Connecticut Water Service, Inc.	1,900	44,498
Dynegy, Inc., Class A*	13,900	76,033
El Paso Electric Co.*	9,000	181,440
Empire District Electric Co.	5,200	106,860
FuelCell Energy, Inc.*	9,700	92,926
Green Mountain Power Corp.	800	27,192
IDACORP, Inc.	8,000	274,320
MGE Energy, Inc.	3,400	105,910
Middlesex Water Co.	2,299	43,497
Northwest Natural Gas Co.	14,000	518,420
NorthWestern Corp.	6,400	219,840
Otter Tail Power Co.	5,914	161,629
Peoples Energy Corp.	7,200	258,552
PNM Resources, Inc.	6,150	153,504
SJW Corp.	3,300	83,985
Southwest Gas Corp.	7,800	244,452
Southwest Water Co.	3,608	43,188
The Laclede Group, Inc.	3,400	116,824
UIL Holdings Corp.	2,500	140,725
Unisource Energy Corp.	6,200	193,130
Unitil Corp.	500	12,030
WGL Holdings, Inc.	8,900	257,655
WPS Resources Corp.	1,200	59,520
		4,460,558
Waste Management — 0.3%
American Ecology Corp.	2,766	73,299
Casella Waste Systems, Inc., Class A*	4,800	62,832
Clean Harbors, Inc.*	3,000	120,930
Darling International, Inc.*	12,100	54,813
Rentech, Inc.*	43,300	201,345
Synagro Technologies, Inc.	15,600	61,308

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Waste Management (Continued)
Waste Connections, Inc.*	4,650	$169,260
Waste Industries USA, Inc.	1,700	38,556
		782,343
TOTAL COMMON STOCKS (Identified Cost $200,421,694)		245,188,043
SHORT-TERM INVESTMENTS — 1.3%
Other — 1.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,198,406	3,198,406
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,198,407)		3,198,407
Total Investments — 100.5% (Identified Cost $203,620,101)#		248,386,450
Liabilities, Less Cash and Other Assets — (0.5%)		(1,168,337)
Net Assets — 100.0%		$247,218,113

  †  See Note 1.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $203,769,306. Net unrealized appreciation aggregated $46,617,144 of which $64,609,829 related to appreciated investment securities and $19,992,685 related to depreciated investment securities.

  *  Non-income producing security.

  (a)  Bankrupt security/delisted.

  (b)  Securities were fair valued by management. Total market value for such investments amounted to $17,061, which represents 0.01% of net assets.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Australia — 4.0%
Amcor Ltd.	158,418	$785,473
APN News & Media Ltd.	48,103	181,379
Australand Property Group	130,721	200,847
AWB Ltd.	67,035	215,447
AXA Asia Pacific Holdings Ltd.	216,978	1,009,796
BHP Steel Ltd.	134,200	791,899
Boral Ltd.	116,536	704,101
Brickworks Ltd.	12,302	116,422
Challenger Financial Services Group Ltd.	33,100	77,636
Commonwealth Bank of Australia	91,196	3,006,123
CSR Ltd.	104,850	260,714
DCA Group Ltd.	55,770	115,493
Downer EDI Ltd.	56,529	312,172
Foster's Group Ltd.	495,792	2,012,969
Futuris Corp. Ltd.	51,209	79,821
Iluka Resources Ltd.	35,028	170,297
Insurance Australia Group Ltd.	109,355	434,254
John Fairfax Holdings Ltd.	176,150	490,303
Lend Lease Corp. Ltd.	1,756	18,234
Lion Nathan Ltd.	99,368	575,296
Mayne Nickless Ltd.	129,973	295,206
Mayne Pharma Ltd.*	128,417	247,826
Mirvac Group	165,065	532,960
National Australia Bank Ltd.	219,183	5,720,130
OneSteel Ltd.	108,947	329,124
Origin Energy Ltd.	103,528	565,569
Pacific Brands Ltd.	28,452	45,405
PaperlinX Ltd.	20,935	48,482
Promina Group Ltd.	136,011	567,362
Publishing & Broadcasting Ltd.	10,737	145,125
Qantas Airways Ltd.	515,969	1,133,615
QBE Insurance Group Ltd.	11,495	174,909
Santos Ltd.	77,660	697,482
Seven Network Ltd.	8,427	50,665
St. George Bank Ltd.	11,730	255,364
TABCORP Holdings Ltd.	68,431	772,052
Washington H Soul Pattinson & Co., Ltd.	11,161	66,191
		23,206,143
Austria — 0.3%
Boehler-Uddeholm AG	3,212	175,466
Flughafen Wien AG	630	48,077
OMV AG	9,580	569,856
Voest-Alpine Stahl AG	5,900	895,671
		1,689,070
Belgium — 1.0%
Ackermans & van Haaren NV	937	68,129
Banque Nationale de Belgique (BNB)	30	120,259
Bekaert NV	3,700	355,076
Cofinimmo	248	42,846
Cumerio	5,444	108,941
Cumerio-VVPR*	210	24

	SHARES	VALUE†
Delhaize Group	7,329	$507,603
Dexia	23,881	573,707
Fortis	17,855	607,363
InBev NV	48,521	2,377,800
S.A. D'Ieteren NV	154	49,689
Solvay SA	1,349	155,058
Tessenderlo Chemie NV	2,800	99,504
Umicore*	210	21
Union Miniere SA	6,225	830,462
		5,896,482
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,400	76,714
Kerry Properties Ltd.	110,703	377,704
Shangri-La Asia Ltd.	62,448	120,201
		574,619
Canada — 3.4%
AGF Management Ltd., Class B	6,100	112,207
Alcan, Inc.	79,995	3,751,514
Astral Media, Inc.	10,600	331,595
Atco Ltd., Class I	7,700	252,753
BCE, Inc.	78,940	1,867,657
Bombardier, Inc., Class B*	185,400	517,125
Canadian Pacific Railway Ltd.	21,065	1,075,165
Canfor Corp.*	14,800	172,556
CGI Group, Inc.*	91,100	568,660
Corus Entertainment, Inc., Class B	4,500	146,301
Empire Co., Ltd, Class A	7,800	298,848
Fairfax Financial Holdings Ltd.	2,700	257,069
Gerdau Ameristeel Corp.	14,600	146,393
Industrial Alliance Insurance and Financial Services, Inc.	20,285	580,715
Intrawest Corp.	10,300	325,905
Magna International, Inc., Class A	9,422	672,976
Manitoba Telecom Services, Inc.	2,300	93,671
Maple Leaf Foods, Inc.	5,800	71,265
MDS, Inc.	17,628	321,731
MI Developments, Inc., Class A	2,400	81,471
Nova Chemicals Corp.	23,450	674,266
Quebecor, Inc., Class B	1,100	23,835
Sherritt International Corp.	48,300	483,866
Sobeys, Inc.	6,900	233,919
Sun Life Financial, Inc.	137,520	5,469,966
Torstar Corp., Class B	4,700	84,347
TransAlta Corp.	69,400	1,435,304
West Fraser Timber Co., Ltd.	2,700	90,807
		20,141,887
Cayman Islands — 0.0%
China State Construction International Holdings Ltd.	30,222	11,673
Denmark — 1.5%
AP Moller — Maersk A/S	247	1,921,142
Carlsberg A/S	8,115	592,945
Codan A/S	5,320	384,163
Danisco A/S	12,180	886,835

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Denmark (Continued)
Danske Bank	84,803	$3,225,305
Jyske Bank A/S*	7,940	459,773
Rockwool International AS B Shares	900	114,561
Sydbank	7,400	245,312
Vestas Wind Systems*	37,400	1,021,972
		8,852,008
Finland — 1.6%
Fortum Corp.	135,757	3,469,544
Huhtamaki Van Leer Oyj Series 1	11,200	198,793
Kemira GrowHow Oyj	5,121	29,120
Kemira Oyj	24,100	395,731
Kesko Oyj	19,100	731,720
Metsa-Serla Oyj Series B	16,600	82,092
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	188,099
Outokumpu Oyj	27,400	640,740
Rautaruukki Oyj	22,100	667,041
Sampo Oyj Class A	20,000	381,311
Stora Enso Oyj	64,400	898,646
UPM-Kymmene Oyj	81,000	1,744,074
		9,426,911
France — 10.8%
Accor SA	5,800	352,715
Air France	27,345	642,249
Assurances Generales de France	27,069	3,190,941
Axa	259,150	8,497,438
BNP Paribas SA	157,621	15,075,996
Bongrain SA	1,018	75,319
Business Objects SA*	9,675	263,707
Cap Gemini SA	18,220	1,039,095
Casino Guichard-Perrachon SA	1,373	104,304
Ciments Francais	2,712	450,172
CNP Assurances	5,341	507,439
Compagnie de Saint-Gobain	58,280	4,163,049
Compagnie Generele des Etablissements Michelin Class B	11,183	671,640
Credit Agricole SA	73,976	2,812,276
Credit Industriel et Commercial	500	116,604
Faurecia	2,942	185,190
Havas SA	26,307	134,130
Imerys SA	1,600	127,785
Lafarge SA	25,572	3,207,267
Lagardere S.C.A.	8,921	657,763
Pinault-Printemps-Redoute SA	14,410	1,835,859
PSA Peugoet Citroen	30,890	1,920,352
Remy Cointreau SA	6,074	311,010
Renault SA	33,276	3,571,828
Schneider Electric SA	12,148	1,265,151
SCOR	119,971	262,152
Societe BIC SA	1,858	120,137
Societe Generale	11,521	1,693,044
Sodexho Alliance SA	17,398	835,258
Suez SA	42,726	1,774,417

	SHARES	VALUE†
Technip-Coflexip SA	9,288	$513,914
Thomson	24,829	410,240
Valeo SA	6,706	238,568
Vallourec SA	177	212,609
Vivendi Universal SA	173,131	6,061,855
		63,301,473
Germany — 9.8%
Aareal Bank AG*	2,000	75,393
Allianz AG	26,659	4,207,860
AMB Generali Holding AG	8,179	1,160,121
BASF AG	1,800	144,402
Bayer AG	53,437	2,454,145
Bayerische Motoren Werke AG	78,074	3,896,896
Bilfinger Berger AG	2,054	111,576
Commerzbank AG	104,017	3,780,194
DaimlerChrysler AG	238,124	11,754,604
Deutsche Bank AG	23,356	2,626,403
Deutsche Lufthansa AG	44,510	819,031
Deutsche Telekom AG	16,657	267,767
E.On AG	70,230	8,078,706
GEA Group AG	18,322	313,731
Hannover Rueckversicherungs-AG	13,447	469,962
Heidelberger Druckmaschinen AG	3,020	137,191
Hochtief AG	10,848	602,864
Hypo Real Estate Holding AG	6,500	394,453
Infineon Technologies AG*	140,994	1,569,275
IVG Immobilen AG	4,705	142,010
KarstadtQuelle AG*	3,681	97,603
Lanxess*	5,343	210,699
Linde AG	465	35,801
MAN AG	518	37,478
Muenchener Rueckversicherungs- Gesellschaft AG	50,969	6,956,618
Suedzucker AG	12,824	284,153
Thyssen Krupp AG	79,084	2,705,311
TUI AG	25,070	496,233
Volkswagen AG	53,293	3,733,951
		57,564,431
Greece — 0.4%
Alpha Bank A.E.	7,268	180,919
Bank of Greece	2,413	286,607
Coca-Cola Hellenic Bottling Company SA	3,976	118,381
Commercial Bank of Greece*	6,240	215,930
Hellenic Petroleum SA	24,460	325,065
Hellenic Telecommunications Organization SA*	63,598	1,399,448
		2,526,350
Hong Kong — 2.6%
Cheung Kong (Holdings) Ltd.	332,000	3,599,124
China Travel International Investment Hong Kong Ltd.	110,000	26,484
China Unicom Ltd.	376,000	334,029
Hang Lung Development Co., Ltd.	174,000	376,362

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hong Kong (Continued)
Henderson Land Development Co., Ltd.	159,000	$822,943
Hongkong and Shanghai Hotels Ltd.	65,978	73,479
Hopewell Holdings Ltd.	107,000	300,322
Hutchison Whampoa Ltd.	330,000	3,008,111
Hysan Development Co., Ltd.	140,364	397,580
MTR Corp.	151,945	366,805
New Asia Realty & Trust Co., Ltd.	50,000	39,269
New World Development Co., Ltd.	472,303	772,273
Shanghai Industrial Holdings Ltd.	46,000	89,726
Sino Land Co., Ltd.	570,425	910,682
Sun Hung Kai Properties Ltd.	242,000	2,467,671
Tsim Sha Tsui Properties Ltd.	58,907	142,585
Wharf (Holdings) Ltd.	274,000	973,658
Wheelock and Co., Ltd.	233,000	391,483
		15,092,586
Ireland — 2.3%
Allied Irish Banks Plc	33,492	806,738
Bank of Ireland	41,168	733,862
CRH Plc	130,068	4,236,629
Elan Corp. Plc	55,575	923,215
Irish Life & Permanent Plc	292,106	6,942,782
		13,643,226
Italy — 2.2%
Banca Monte dei Paschi di Siena SpA	190,583	1,144,622
Banca Popolare di Lodi*	35,500	337,279
Banca Popolare di Milano	92,950	1,183,605
Banche Popolari Unite Scrl	21,946	567,324
Benetton Group SpA	15,382	229,581
Buzzi Unicem SpA	15,495	355,217
C.I.R.-Compagnie Industriali Riunite SpA	21,709	61,793
Caltagirone Editore SpA	14,478	122,752
Compagnia Assicuratrice Unipol SpA	70,148	225,441
ERG SpA	9,000	224,608
Fastweb*	7,010	304,384
Fiat SpA	74,800	995,021
Italcementi SpA	10,703	270,528
Italmobiliare SpA	1,968	172,265
Milano Assicurazioni	25,000	182,253
SAI SpA	23,500	959,743
SanPaolo IMI SpA	64,788	1,144,977
Societa' Cattolica di Assicurazioni SpA	1,516	79,969
Telecom Italia SpA	86,509	240,713
UniCredito Italiano SpA	495,467	3,862,111
		12,664,186
Japan — 16.8%
Aichi Steel Corp.	15,000	106,633
Aisin Seiki Co., Ltd.	22,200	659,185
Ajinomoto Co., Inc.	109,000	1,206,087
Amada Co., Ltd.	51,000	534,474
Anritsu Corp.	10,000	53,185
Aomori Bank Ltd.	6,000	25,047

	SHARES	VALUE†
Aoyama Trading Co., Ltd.	8,500	$265,753
Asahi Breweries Ltd.	62,200	872,935
ADEKA Corp.	6,000	76,818
Asahi Kasei Corp.	49,000	319,663
Asahi National Broadcasting Co., Ltd.	109	259,875
ASATSU-DK, Inc.	3,400	109,864
Autobacs Seven Co., Ltd.	4,000	173,966
Awa Bank Ltd.	29,000	181,590
Bank of Kyoto Ltd.	35,000	377,494
Bank of Nagoya Ltd.	22,000	151,207
Benesse Corp.	4,700	162,133
CALSONIC KANSEI CORP.	21,000	133,881
Canon Sales Co., Inc.	8,000	164,884
Central Glass Co., Ltd.	26,000	154,631
Chiba Bank Ltd.	21,000	196,236
Chudenko Corp.	5,700	90,798
Chugoku Bank Ltd.	26,000	354,220
Citizen Watch Co.	56,000	507,157
Coca-Cola West Japan Co., Ltd.	8,000	169,425
COMSYS Holdings Corp.	9,000	110,982
Cosmo Oil Co., Ltd.	83,000	373,302
Dai Nippon Printing Co., Ltd.	127,000	1,963,146
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	13,900	104,154
DAIBIRU Corp.	5,000	55,412
Daicel Chemical Industries Ltd.	24,000	195,974
Daihatsu Motor Co., Ltd.	33,000	293,385
Daiichi Sankyo Co., Ltd.	21,500	591,459
Dainippon Ink and Chemicals, Inc.	32,000	119,890
Daio Paper Corp.	10,000	98,948
Daishi Bank Ltd.	40,000	178,158
Daiwa House Industry Co., Ltd.	31,000	495,437
Dowa Fire & Marine Insurance Co., Ltd.	24,000	153,845
Eighteenth Bank Ltd.	8,000	45,273
Ezaki Glico Co., Ltd.	13,000	134,309
Fuji Electric Co., Ltd.	32,000	167,399
Fuji Heavy Industries Ltd.	87,000	508,301
Fuji Photo Film	95,000	3,185,887
Fukuyama Transporting Co., Ltd.	17,000	58,644
Futaba Industrial Co., Ltd.	7,300	168,307
Glory Ltd.	8,700	167,154
Gunma Bank Ltd.	52,000	386,009
GUNZE Ltd.	29,000	172,726
Hachijuni Bank Ltd.	68,000	505,969
Hankyu Department Stores, Inc.	18,000	139,592
Heiwa Corp.	9,300	128,976
Higo Bank Ltd.	29,000	214,515
Hiroshima Bank Ltd.	26,000	158,264
Hitachi Cable Ltd.	25,000	115,715
Hitachi Kokusai Electric, Inc.	9,000	102,808
Hitachi Ltd.	587,000	3,875,569
Hitachi Maxell Ltd.	5,000	68,862
Hitachi Software Engineering Co., Ltd.	4,200	71,232
Hitachi Transport System Ltd.	12,000	120,624
Hokkoku Bank Ltd.	42,000	185,966
Hokuetsu Paper Mills Ltd.	13,000	75,839

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
House Foods Corp.	9,800	$148,063
Hyakugo Bank Ltd.	31,000	206,838
Hyakujushi Bank Ltd.	35,000	226,802
INPEX Holdings, Inc.	28	246,976
Itoham Foods, Inc.	13,000	51,317
Iyo Bank Ltd.	34,000	334,047
Japan Airport Terminal Co., Ltd.	5,000	54,364
Joyo Bank Ltd.	110,000	666,696
JSAT Corp.	7	20,235
Juroku Bank Ltd.	33,000	193,092
Kadokawa Holdings, Inc.	1,100	39,291
Kagoshima Bank Co., Ltd.	22,000	162,351
Kamigumi Co., Ltd.	37,000	280,800
Kandenko Co., Ltd.	14,000	103,926
Kanto Auto Works Ltd.	4,900	60,210
Katokichi Co., Ltd.	13,500	135,584
Keiyo Bank	24,000	135,819
Kikkoman Corp.	16,000	199,258
Kinden Corp.	23,000	197,048
Kirin Brewery Co., Ltd.	154,000	2,419,510
Kissei Pharmaceutical Co., Ltd.	4,000	73,883
Kokusai Securities Co., Ltd.	35,800	461,472
Kokuyo Co., Ltd.	11,000	183,870
Komori Corp.	8,000	170,124
Kuraray Co., Ltd.	49,000	547,749
Kureha Chemical Industry Co., Ltd.	17,000	81,062
Kyocera Corp.	32,300	2,499,262
Kyorin Co., Ltd.	11,000	118,833
Kyowa Hakko Kogyo Co., Ltd.	41,000	276,067
Mabuchi Motor Co., Ltd.	3,200	191,153
Maeda Corp.	21,000	106,738
Makita Corp.	11,000	347,758
Marubeni Corp.	120,000	639,273
Marui Co., Ltd.	22,000	342,378
Maruichi Steel Tube Ltd.	8,000	178,507
Matsushita Electric Industrial Co., Ltd.	381,000	8,035,588
Matsushita Electric Works Ltd.	99,000	1,098,895
Meiji Seika Kaisha Ltd.	47,000	239,300
Millea Holdings, Inc.	206	3,831,972
Mitsubishi Heavy Industries Ltd.	602,000	2,597,162
Mitsubishi Logistics Corp.	14,000	219,100
Mitsui Chemicals, Inc.	106,000	691,516
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	100,869
Mitsui Sumitomo Insurance Co., Ltd.	241,000	3,024,471
Mitsumi Electric Co., Ltd.	5,800	68,584
Mori Seiki Co., Ltd.	4,100	88,621
Morinaga Milk Industry Co., Ltd.	12,000	46,321
Musashino Bank Ltd.	600	31,649
Nagase & Co., Ltd.	15,000	198,201
National House Industrial Co., Ltd.	15,000	113,052
NEC Corp.	378,000	2,013,711
NGK Insulators Ltd.	16,000	186,961
NGK Spark Plug Co., Ltd.	9,000	180,778

	SHARES	VALUE†
Nichicon Corp.	7,300	$90,146
Nichirei Corp.	38,000	203,100
Nifco, Inc.	2,000	39,562
Nihon Unisys Ltd.	9,800	162,442
Nikko Cordial Corp.	12,000	153,426
Nippon Express Co., Ltd.	129,000	696,232
Nippon Kayaku Co., Ltd.	24,000	199,747
Nippon Light Metal Co.	69,000	188,612
Nippon Meat Packers, Inc.	27,000	312,668
Nippon Mining Holdings, Inc.	30,000	252,303
Nippon Mitsubishi Oil Corp.	228,000	1,664,626
Nippon Paint Co., Ltd.	32,000	151,469
Nippon Paper Group, Inc.	183	747,950
Nippon Sheet Glass Co., Ltd.	59,000	327,706
Nippon Shokubai Co., Ltd.	13,000	158,831
Nippon Suisan Kaisha Ltd.	26,000	131,243
Nippon Television Network Corp.	1,360	184,928
Nipponkoa Insurance Co., Ltd.	24,000	207,083
Nipro Corp.	3,000	53,840
Nishimatsu Construction Co., Ltd.	37,000	137,976
Nisshin Flour Milling Co., Ltd.	25,500	283,940
Nisshin Oillio Group Ltd.	16,000	102,004
Nisshin Steel Co., Ltd.	126,000	404,943
Nisshinbo Industries, Inc.	23,000	251,482
Nissin Food Products Co., Ltd.	13,400	472,783
Obayashi Corp.	58,000	398,638
Oita Bank Ltd.	15,000	118,947
Oji Paper Co.	129,000	733,409
Okumura Corp.	27,000	149,967
Ono Pharmaceutical Co., Ltd.	16,500	802,629
Onward Kashiyama Co., Ltd.	9,000	138,413
Oriental Land Co., Ltd.	8,400	472,433
Pioneer Corp.	22,900	369,184
Q.P. Corp.	13,000	123,409
Rengo Co., Ltd.	31,000	234,182
Ricoh Co., Ltd.	10,000	196,061
Rinnai Corp.	4,100	108,493
Ryosan Co., Ltd.	2,200	57,639
San-In Godo Bank Ltd.	22,000	208,847
Sanwa Shutter Corp.	26,000	153,041
Sanyo Chemical Industries Ltd.	4,000	29,553
Sapporo Hokuyo Holdings, Inc.	44	461,115
Seiko Epson Corp.	17,200	468,661
Seino Transportation Co., Ltd.	23,000	242,644
Sekisui Chemical Co., Ltd.	74,000	638,505
Sekisui House Ltd.	79,000	1,083,874
Shiga Bank Ltd.	30,000	193,092
Shikoku Bank Ltd.	13,000	58,356
Shima Seiki Mfg., Ltd.	1,000	25,850
Shimachu Co., Ltd.	6,600	172,342
Shinko Securities Co., Ltd.	72,000	304,336
Sohgo Security Services Co., Ltd.	10,900	205,615
SONY CORP.	138,700	6,117,069
Sumitomo Bakelite Co., Ltd.	18,000	168,831
Sumitomo Corp.	87,000	1,146,526
Sumitomo Electric Industries Ltd.	53,000	775,756

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Sumitomo Forestry Co., Ltd.	20,000	$208,201
Sumitomo Osaka Cement Co., Ltd.	55,000	169,076
Suzuken Co., Ltd.	9,700	384,595
Suzuki Motor Corp.	54,700	1,182,328
Taiheiyo Cement Corp.	70,000	257,980
Taisho Pharmaceutical Co., Ltd.	24,000	470,547
Taiyo Yuden Co., Ltd.	16,000	203,030
Takara Standard Co., Ltd.	9,000	52,819
TDK Corp.	18,600	1,413,213
The 77 Bank Ltd.	42,000	292,337
The Aichi Bank Ltd.	1,200	134,667
THE AKITA BANK Ltd.	13,000	69,141
The Bank of Fukuoka Ltd.	95,000	721,803
The Bank of Iwate Ltd.	2,000	124,885
The Fuji Fire & Marine Insurance Co.	32,000	132,186
The Fukui Bank Ltd.	11,000	39,771
The Nanto Bank Ltd.	29,000	164,622
The Ogaki Kyoritsu Bank Ltd.	33,000	151,303
The Shizuoka Bank Ltd.	93,000	1,003,869
The Sumitomo Trust and Banking Co., Ltd.	81,000	884,241
The Sumitomo Warehouse Co., Ltd.	19,000	140,212
The Yamanashi Chuo Bank Ltd.	20,000	148,640
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	2,291,603
The Yokohama Rubber Co., Ltd.	41,000	181,180
Toda Corp.	30,000	144,884
Toho Bank Ltd.	29,000	131,951
Tokai Tokyo Securities Co., Ltd.	23,000	134,579
Tokyo Dome Corp.	13,000	80,494
Tokyo Steel Manufacturing Co., Ltd.	16,100	352,216
Tokyo Style Co., Ltd.	9,000	106,973
Toppan Printing Co., Ltd.	79,000	892,764
TOPPON FORMS CO., LTD.	6,400	81,436
Toshiba Tec Corp.	24,000	118,842
Tostem Corp.	37,000	777,128
Toyo Ink Manufacturing Co., Ltd.	23,000	96,214
Toyo Seikan Kaisha Ltd.	25,000	453,037
Toyo Suisan Kaisha Ltd.	9,000	140,850
Toyoda Gosei Co., Ltd.	9,800	196,419
Toyota Auto Body Co., Ltd.	12,300	207,856
Uny Co., Ltd.	23,000	338,859
Victor Company of Japan Ltd.	17,000	86,110
Wacoal Corp.	16,000	224,130
Yamagata Bank Ltd.	15,000	81,481
Yamaguchi Bank Ltd.	22,000	318,169
Yamaha Corp.	26,200	491,944
Yamatake Corp.	2,000	48,557
Yamato Kogyo Co., Ltd.	6,000	134,143
Yamazaki Baking Co., Ltd.	19,000	170,080
Yodogawa Steel Works Ltd.	19,000	104,371
York-Benimaru Co., Ltd.	4,200	119,942
		98,458,417

	SHARES	VALUE†
Luxembourg — 0.2%
Arcelor	21,800	$1,051,329
Netherlands — 5.3%
ABN AMRO Holding NV	132,557	3,623,211
Aegon NV	375,825	6,420,919
Buhrmann NV	27,674	401,019
DSM NV	39,655	1,649,918
European Aeronautic Defense and Space Co.	45,177	1,296,604
Hagemeyer NV*	88,169	406,727
Hunter Douglas NV	4,458	299,929
ING Groep NV	245,963	9,658,562
Koninklijke (Royal) Philips Electronics NV	192,524	6,010,194
Koninklijke Ahold NV*	110,801	961,377
Koninklijke Vopak NV	4,566	160,978
Oce NV	12,300	180,438
Vedior NV	251	5,267
		31,075,143
New Zealand — 0.1%
Air New Zealand Ltd.	44,464	31,979
Contact Energy Ltd.	58,930	255,735
Fisher & Paykel Appliances Holdings Ltd.	59,654	167,616
Fletcher Building Ltd.	32,171	179,415
		634,745
Norway — 1.3%
Aker Yards ASA	2,326	163,636
Den Norske Bank ASA	129,700	1,609,285
Norsk Hydro ASA	101,600	2,692,601
Norske Skogindustrier ASA	28,143	412,475
Orkla ASA	37,050	1,716,834
Prosafe ASA	1,550	94,604
Storebrand ASA	95,900	989,660
		7,679,095
Portugal — 0.4%
Banco BPI SA	44,492	337,714
Banco Comercial Portugues SA	257,264	729,814
Banco Espirito Santo SA	50,391	678,693
Portucel — Empresa Produtora de Pasta e Papel SA	143,000	398,357
		2,144,578
Singapore — 0.5%
Chartered Semiconductor Manufacturing Ltd.*	300,000	255,763
Fraser & Neave Ltd.	256,500	647,932
Neptune Orient Lines Ltd.	158,000	180,600
Singapore Airlines Ltd.	175,000	1,403,536
Singapore Land Ltd.	33,000	131,291
STATS ChipPAC Ltd.*	382,000	240,032
United Overseas Land Ltd.	153,000	276,337
		3,135,491

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 6.0%
Acciona SA	8,496	$1,318,536
Acerinox SA	34,212	592,814
Azucarera Ebro Agricolas SA	23,733	486,752
Banco de Andalucia	1,120	137,395
Banco De Sabadell SA	45,704	1,597,319
Banco Pastor SA*	22,568	295,595
Banco Santander Central Hispano SA	1,207,886	17,626,748
Cementos Portland SA	3,533	367,718
Corporacion Mapfre	28,302	521,871
Endesa SA	129,899	4,513,310
Fomento de Construcciones y Contratas SA	2,620	199,037
Gas Natural SDG SA	31,479	960,182
Iberia Lineas Aereas de Espana SA	99,500	256,835
Inmobiliaria Urbis SA	12,552	326,406
Repsol-YPF SA	175,889	5,032,374
Sociedad General de Aguas de Barcelona SA Class A	13,107	363,951
Sol Melia SA	23,837	384,102
		34,980,945
Sweden — 2.6%
Fabege AB	14,615	271,443
Invik & Company AB	1,575	25,432
Mo Och Domsjoe AB (MoDo) Series B	10,400	419,471
NCC AB	6,900	166,408
Nordea AB	401,950	4,791,221
Skandinaviska Enskilda Banken AB Series A	34,900	829,593
SSAB Svenskt Stal AB Series A	34,200	680,227
SSAB Svenskt Stal AB Series B	10,500	197,926
Svenska Cellulosa AB (SCA) Series B	37,100	1,529,807
Svenska Handelsbanken AB Series A	23,300	599,067
Tele2 AB Class B	59,800	602,990
TeliaSonera AB	374,250	2,121,587
Trelleborg AB, Series B	13,200	225,037
Volvo AB, Series A	18,900	909,007
Volvo AB, Series B	43,100	2,114,736
Wihlborgs Fastigheter AB*	5,846	100,475
		15,584,427
Switzerland — 5.9%
Baloise Holdings Ltd.	14,302	1,097,010
Banque Cantonale Vaudoise	1,400	477,773
Berner Kantonalbank	1,170	194,865
Ciba Specialty Chemicals AG	11,200	623,162
Clariant AG*	21,639	306,516
Credit Suisse Group	239,579	13,378,947
Ems-Chemie Holding AG	82	8,904
Givaudan SA	1,211	951,617
Helvetia Patria Holding	1,240	325,983
Holcim Ltd.	31,326	2,396,413
Luzerner Kantonalbank	700	148,161
PSP Swiss Property AG*	10,400	536,621
Rieter Holding AG	430	165,000

	SHARES	VALUE†
Sika AG*	310	$344,205
Swiss Life Holding*	5,438	1,271,982
Swiss Re	51,980	3,626,314
Syngenta AG*	14,564	1,932,196
Unaxis Holding AG*	1,652	458,570
Valiant Holding*	2,700	295,163
Zurich Financial Services	27,475	6,011,593
		34,550,995
United Kingdom — 19.4%
Alliance & Leicester Group Treasury Plc	11,000	237,121
Amvescap Plc	123,119	1,127,270
Anglo American Plc	270,001	11,071,466
Arriva Plc	12,620	139,171
Associated British Foods Plc	101,883	1,432,449
Associates British Ports Holdings Plc	49,859	832,357
Aviva Plc	334,679	4,736,438
BAE Systems Plc	468,117	3,199,932
Barratt Developments Plc	34,875	611,224
BBA Group Plc	49,168	240,202
Bellway Plc	12,000	257,346
Bodycote International Plc	5,475	25,634
Bovis Homes Group Plc	16,000	237,527
Bradford & Bingley Plc	58,724	504,560
British Airways Plc	173,882	1,101,819
British Land Company Plc	86,488	2,019,470
Brixton Estate Plc	32,600	288,840
Cable & Wireless Plc	331,612	705,028
Carnival Plc	36,263	1,476,918
COLT Telecom Group Plc*	113,000	122,212
Compass Group Plc	128,011	620,642
Corus Group Plc	95,113	802,712
De Vere Group	11,910	190,681
Derwent Valley Holdings Plc	7,337	212,688
DS Smith Plc	45,421	125,958
DSG International Plc	258,115	911,433
easyJet Plc*	57,000	407,025
Friends Provident Plc	332,054	1,097,319
George Wimpey Plc	63,008	529,720
GKN Plc	115,118	581,011
Great Portland Estates Plc	23,720	219,262
Greene King Plc	20,826	316,680
Hammerson Plc	43,651	955,485
Hanson Plc	121,903	1,479,542
HBOS Plc	642,530	11,166,047
InterContinental Hotels Group Plc	3,166	55,341
International Power Plc	150,973	794,072
ITV Plc	450,187	898,866
J Sainsbury Plc	280,691	1,735,812
Kingfisher Plc	300,147	1,323,429
Ladbrokes Plc	93,074	701,188
Land Securities Group Plc	82,532	2,737,304
Leo Capital Plc*	35,866	41,442
Liberty International Plc	42,712	840,965
London Merchant Securities Plc	35,866	133,278
Marks & Spencer Group Plc	142,082	1,541,897
Millennium & Copthorne Hotels Plc	42,008	336,278

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Mitchells & Butlers Plc	79,899	$761,462
Old Mutual Plc	119,030	359,243
Pearson Plc	109,023	1,484,462
Persimmon Plc	23,774	542,370
Premier Oil Plc*	11,224	199,722
Rank Group Plc	27,850	102,718
Resolution Plc	19,654	243,447
Rolls-Royce Group Plc	241,726	1,850,129
Royal & Sun Alliance Insurance Group Plc	473,903	1,178,392
Royal Bank of Scotland Group Plc	534,101	17,556,314
Scottish & Newcastle Plc	141,113	1,329,849
Scottish Power Plc	223,045	2,404,026
Signet Group Plc	509	903
Slough Estates Plc	69,540	786,157
Stanley Leisure Plc	9,984	118,869
Tate & Lyle Plc	26,400	295,526
Taylor Woodrow Plc	96,480	595,747
Trinity Mirror Plc	42,590	384,243
Uniq Plc	2,050	5,723
Vodafone Group Plc	7,580,102	16,150,805
Whitbread Plc*	33,727	727,034
William Morrison Supermarkets Plc	41,694	149,924
Wilson Bowden Plc	11,000	297,113
Wolverhampton & Dudley Breweries Plc	9,700	230,796
Woolworths Group Plc	191,054	111,261
WPP Group Plc	201,712	2,440,729
Xstrata	60,417	2,289,767
		113,719,792
TOTAL COMMON STOCKS (Identified Cost $416,467,490)		577,606,002
RIGHTS — 0.0%
Germany — 0.0%
Linde AG, expires 07/10/06*	465	1,795
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		1,795
SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	4,891,001	4,891,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,891,002)		4,891,002
Total Investments — 99.4% (Identified Cost $421,358,492)#		582,498,799
Cash and Other Assets, Less liabilities — 0.6%		3,723,128
Net Assets — 100.0%		$586,221,927

  †  See Note 1.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $421,793,769. Net unrealized appreciation aggregated $160,705,030 of which $164,607,893 related to appreciated investment securities and $3,902,863 related to depreciated investment securities.

  *  Non-income producing security.

Ten Largest Industry Holdings June 30, 2006

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	17.3%
Financial Services	11.7%
Insurance	10.4%
Electronics	5.1%
Building & Construction	4.9%
Telecommunications	4.1%
Auto & Related	3.9%
Utilities	3.4%
Metals & Mining	3.2%
Diversified Operations	2.9%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2006

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	11,696,168	$205,267,749
TOTAL MUTUAL FUNDS (Identified Cost $129,962,939)		205,267,749
Total Investments — 99.9% (Identified Cost $129,962,939)#		205,267,749
Cash and Other Assets, Less liabilities — 0.1%		105,715
Net Assets — 100.0%		$205,373,464

  †  See Note 1.

  #  At June 30, 2006 the aggregate cost of investment securities for income tax purposes was $131,170,349. Net unrealized appreciation aggregated $74,097,400 which related solely to appreciated investment securities.

See Notes to Financial Statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2006

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund
ASSETS
Investments in securities, at value	$510,643,968	$495,839,803	$295,844,330
Cash	856	276	130
Foreign currency at value	288,289	—	—
Receivable for investments sold	—	—	204,233
Dividend and interest receivable	6,698,338	508,130	257,973
Receivable for fund shares sold	1,100,656	1,313,461	661,996
Unrealized appreciation on foreign currency exchange contracts (Note 1)	141,009	—	—
Receivable due from the Manager (Note 2)	94,675	28,090	36,601
Receivable for tax reclaims	—	—	—
Prepaid Expenses	467	924	924
Total Assets	518,968,258	497,690,684	297,006,187
LIABILITIES
Payable for investments purchased	—	—	1,134,467
Payable for fund shares redeemed	433,677	872,640	303,959
Unrealized depreciation on foreign currency exchange contracts (Note 1)	3,076,586	—	—
Advisory fee payable (Note 2)	272,744	259,518	153,301
Sub-Advisory fee payable (Note 2)	42,129	10,549	33,654
Administration fee payable (Note 2)	41,961	39,926	23,585
Sub-Administration fee payable (Note 2)	7,425	7,865	2,826
Custody and accounting fees payable	32,158	34,527	14,974
Trustees' fees payable (Note 2)	4,764	4,764	4,764
Shareholder servicing fee payable (Note 2)	104,902	99,815	58,962
Transfer agent fee payable	15,879	16,722	16,446
Professional fees payable	26,133	26,133	26,133
Accrued expenses and other liabilities	21,739	13,689	10,877
Total Liabilities	4,080,097	1,386,148	1,783,948
NET ASSETS	$514,888,161	$496,304,536	$295,222,239
NET ASSETS CONSIST OF:
Capital paid in	$531,169,858	$428,441,846	$226,484,683
Undistributed/(overdistributed) net investment income	(11,541,189)	1,644,249	652,400
Accumulated net realized gain/(loss)	(7,686,253)	(2,374,436)	13,447,687
Net Unrealized appreciation/(depreciation) on:
Investments	5,665,342	68,592,877	54,637,469
Foreign currency transactions	(2,719,597)	—	—
NET ASSETS	$514,888,161	$496,304,536	$295,222,239
Shares of beneficial interest outstanding	51,941,819	43,257,433	22,245,323
($0.01 par value; unlimited shares authorized)
Net asset value per share	$9.91	$11.47	$13.27
Identified cost of investments	$504,978,626	$427,246,926	$241,206,861
Cost of foreign currency	$288,082	—	—

See Notes to Financial Statements.

	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
ASSETS
Investments in securities, at value	$248,386,450	$582,498,799	$205,267,749
Cash	837	265	—
Foreign currency at value	—	1,393,060	—
Receivable for investments sold	187,297	2,974,628	—
Dividend and interest receivable	208,968	1,213,990	—
Receivable for fund shares sold	592,810	1,455,153	465,729
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	—	—
Receivable due from the Manager (Note 2)	24,800	—	—
Receivable for tax reclaims	—	312,799	—
Prepaid Expenses	924	922	922
Total Assets	249,402,086	589,849,616	205,734,400
LIABILITIES
Payable for investments purchased	1,695,410	2,451,043	—
Payable for fund shares redeemed	150,809	491,366	115,180
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—
Advisory fee payable (Note 2)	128,221	300,549	115,316
Sub-Advisory fee payable (Note 2)	39,614	92,854	—
Administration fee payable (Note 2)	19,726	46,238	16,323
Sub-Administration fee payable (Note 2)	2,262	9,440	6,817
Custody and accounting fees payable	33,614	60,710	6,691
Trustees' fees payable (Note 2)	4,764	4,764	4,764
Shareholder servicing fee payable (Note 2)	49,316	115,596	40,808
Transfer agent fee payable	16,313	16,733	16,037
Professional fees payable	32,181	32,181	31,542
Accrued expenses and other liabilities	11,743	6,215	7,458
Total Liabilities	2,183,973	3,627,689	360,936
NET ASSETS	$247,218,113	$586,221,927	$205,373,464
NET ASSETS CONSIST OF:
Capital paid in	$186,288,982	$377,699,839	$122,234,755
Undistributed/(overdistributed) net investment income	—	8,267,523	652,658
Accumulated net realized gain/(loss)	16,162,782	39,048,400	7,181,241
Net Unrealized appreciation/(depreciation) on:
Investments	44,766,349	161,140,307	75,304,810
Foreign currency transactions	—	65,858	—
NET ASSETS	$247,218,113	$586,221,927	$205,373,464
Shares of beneficial interest outstanding	13,127,712	36,608,889	10,274,470
($0.01 par value; unlimited shares authorized)
Net asset value per share	$18.83	$16.01	$19.99
Identified cost of investments	$203,620,101	$421,358,492	$129,962,939
Cost of foreign currency	—	$1,378,113	—

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2006

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund
INVESTMENT INCOME
Income:
Dividends	$—	$7,922,172	$4,295,464
Interest	13,878,441	145,104	99,905
Less: Taxes witheld	(15,238)	(1,090)	—
Total Income	13,863,203	8,066,186	4,395,369
Expenses:
Advisory fees (Note 2)	2,900,508	2,893,658	1,683,245
Sub-Advisory fees (Note 2)	847,841	222,589	699,194
Shareholder service fees (Note 2)	1,115,580	1,112,946	647,402
Administration fees (Note 2)	446,232	445,178	258,961
Deferred expense reimbursement (Note 2)	—	—	—
Sub-Administration fees (Note 2)	141,092	140,883	82,768
Trustees' fees and expenses (Note 2)	19,050	19,050	19,050
Custody and accounting fees	181,581	198,401	86,434
Transfer agent fees	74,227	75,580	75,717
Professional fees	57,818	57,819	57,818
Registration fees	38,779	34,313	25,906
Other expenses	37,026	36,678	35,177
Total expenses before waivers:	5,859,734	5,237,095	3,671,672
Less: Fee waiver by Advisor (Note 2)	(997,226)	(324,094)	(415,340)
Fee waiver by Sub-Advisor (Note 2)	(400,188)	(105,076)	(330,075)
Net expenses	4,462,320	4,807,925	2,926,257
Net investment income (loss)	9,400,883	3,258,261	1,469,112
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	(3,406,845)	2,700,097	17,673,244
Foreign currency transactions	(12,449,356)	15	—
Distributions from Registered Investment Companies	—	939,313	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	9,259,270	24,500,982	15,374,812
Foreign currency transactions	(3,695,562)	(7)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(10,292,493)	28,140,400	33,048,056
Net increase (decrease) in net assets resulting from operations	$(891,610)	$31,398,661	$34,517,168

See Notes to Financial Statements.

	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$1,830,451	$16,622,681	$3,612,238
Interest	71,868	140,256	—
Less: Taxes witheld	—	(1,299,467)	—
Total Income	1,902,319	15,463,470	3,612,238
Expenses:
Advisory fees (Note 2)	1,454,780	3,301,918	1,165,966
Sub-Advisory fees (Note 2)	850,486	1,930,352	—
Shareholder service fees (Note 2)	559,531	1,269,969	448,448
Administration fees (Note 2)	223,812	507,987	179,379
Deferred expense reimbursement (Note 2)	—	—	90,225
Sub-Administration fees (Note 2)	72,217	159,026	60,260
Trustees' fees and expenses (Note 2)	19,050	19,050	19,051
Custody and accounting fees	200,181	381,784	43,607
Transfer agent fees	75,542	77,118	74,652
Professional fees	58,366	58,366	126,467
Registration fees	25,114	33,156	23,022
Other expenses	35,205	36,296	32,364
Total expenses before waivers:	3,574,284	7,775,022	2,263,441
Less: Fee waiver by Advisor (Note 2)	(307,902)	—	—
Fee waiver by Sub-Advisor (Note 2)	(401,586)	(911,956)	—
Net expenses	2,864,796	6,863,066	2,263,441
Net investment income (loss)	(962,477)	8,600,404	1,348,797
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	21,648,844	49,536,203	1,470,040
Foreign currency transactions	—	(266,195)	—
Distributions from Registered Investment Companies	—	—	8,090,476
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	6,554,043	66,997,261	28,417,686
Foreign currency transactions	—	99,688	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	28,202,887	116,366,957	37,978,202
Net increase (decrease) in net assets resulting from operations	$27,240,410	$124,967,361	$39,326,999

STATEMENTS OF CHANGES IN NET ASSETS

	SA Fixed Income Fund		SA U.S. Market Fund
	Year Ended 6/30/2006	Year Ended 6/30/2005	Year Ended 6/30/2006	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,400,883	$8,678,670	$3,258,261	$2,942,728
Net realized gain (loss) on investments and foreign currency transactions	(15,856,201)	3,988,032	3,639,425	1,693,229
Net increase in unrealized appreciation	5,563,708	2,696,092	24,500,975	16,689,421
Net increase (decrease) in net assets from operations	(891,610)	15,362,794	31,398,661	21,325,378
Distributions to shareholders from:
Net investment income	(16,660,624)	(8,341,478)	(2,679,645)	(2,293,244)
Net realized gains	—	—	—	—
Return of Capital	(78,836)	—	—	—
Total distributions	(16,739,460)	(8,341,478)	(2,679,645)	(2,293,244)
Share transactions
Proceeds from sales of shares	196,708,278	147,329,096	141,755,434	115,957,596
Value of distributions reinvested	15,892,272	7,194,242	2,367,252	1,823,211
Cost of shares redeemed	(71,475,062)	(49,625,242)	(58,782,266)	(44,041,099)
Total share transactions	141,125,488	104,898,096	85,340,420	73,739,708
Total increase in net assets	123,494,418	111,919,412	114,059,436	92,771,842
NET ASSETS
Beginning of Period	391,393,743	279,474,331	382,245,100	289,473,258
End of Period	$514,888,161	$391,393,743	$496,304,536	$382,245,100
Undistributed/(overdistributed) net investment income, end of period	$(11,541,189)	$6,247,226	$1,644,249	$1,082,804
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	19,556,950	14,343,703	12,480,324	11,242,455
Issued for distributions reinvested	1,593,000	701,501	208,112	170,393
Shares redeemed	(7,106,647)	(4,829,345)	(5,183,085)	(4,263,007)
Net increase in fund shares	14,043,303	10,215,859	7,505,351	7,149,841

See Notes to Financial Statements.

	SA U.S. HBtM Fund
	Year Ended 6/30/2006	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,469,112	$564,465
Net realized gain (loss) on investments and foreign currency transactions	17,673,244	6,148,162
Net increase in unrealized appreciation	15,374,812	16,660,418
Net increase (decrease) in net assets from operations	34,517,168	23,373,045
Distributions to shareholders from:
Net investment income	(1,016,374)	(552,138)
Net realized gains	(7,540,477)	(1,854,403)
Return of Capital	—	—
Total distributions	(8,556,851)	(2,406,541)
Share transactions
Proceeds from sales of shares	75,522,818	64,144,795
Value of distributions reinvested	7,446,813	1,938,404
Cost of shares redeemed	(35,820,647)	(29,491,919)
Total share transactions	47,148,984	36,591,280
Total increase in net assets	73,109,301	57,557,784
NET ASSETS
Beginning of Period	222,112,938	164,555,154
End of Period	$295,222,239	$222,112,938
Undistributed/(overdistributed) net investment income, end of period	$652,400	$199,725
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,918,530	5,709,331
Issued for distributions reinvested	600,549	166,387
Shares redeemed	(2,798,465)	(2,605,558)
Net increase in fund shares	3,720,614	3,270,160

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Small Company Fund		SA International HBtM Fund
	Year Ended 6/30/2006	Year Ended 6/30/2005	Year Ended 6/30/2006	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(962,477)	$(646,785)	$8,600,404	$5,177,931
Net realized gain on investments and foreign currency transactions	21,648,844	10,350,157	49,270,008	11,580,091
Net increase in unrealized appreciation	6,554,043	3,806,654	67,096,949	33,360,007
Net increase from operations	27,240,410	13,510,026	124,967,361	50,118,029
Distributions to shareholders from:
Net investment income	—	—	(6,642,581)	(2,339,023)
Net realized gains	(12,664,328)	—	(13,167,056)	—
Total distributions	(12,664,328)	—	(19,809,637)	(2,339,023)
Share transactions
Proceeds from sales of shares	63,895,029	54,152,178	159,862,702	122,787,368
Value of distributions reinvested	10,895,020	—	17,206,535	1,862,033
Cost of shares redeemed	(30,785,201)	(22,057,208)	(96,442,069)	(57,893,723)
Total share transactions	44,004,848	32,094,970	80,627,168	66,755,678
Total increase in net assets	58,580,930	45,604,996	185,784,892	114,534,684
NET ASSETS
Beginning of Period	188,637,183	143,032,187	400,437,035	285,902,351
End of Period	$247,218,113	$188,637,183	$586,221,927	$400,437,035
Undistributed/(overdistributed) net investment income (loss), end of period	$—	$—	$8,267,523	$4,842,295
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,395,783	3,300,164	10,694,812	10,001,321
Issued for distributions reinvested	606,627	—	1,190,763	146,157
Shares redeemed	(1,627,031)	(1,352,747)	(6,340,301)	(4,663,843)
Net increase in fund shares	2,375,379	1,947,417	5,545,274	5,483,635

See Notes to Financial Statements.

	SA International Small Company Fund
	Year Ended 6/30/2006	Year Ended 6/30/2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,348,797	$1,044,374
Net realized gain on investments and foreign currency transactions	9,560,516	3,990,780
Net increase in unrealized appreciation	28,417,686	14,467,317
Net increase from operations	39,326,999	19,502,471
Distributions to shareholders from:
Net investment income	(2,019,908)	(1,340,319)
Net realized gains	(4,053,845)	(223,005)
Total distributions	(6,073,753)	(1,563,324)
Share transactions
Proceeds from sales of shares	55,237,525	40,837,970
Value of distributions reinvested	5,270,653	1,232,479
Cost of shares redeemed	(30,030,165)	(20,256,391)
Total share transactions	30,478,013	21,814,058
Total increase in net assets	63,731,259	39,753,205
NET ASSETS
Beginning of Period	141,642,205	101,889,000
End of Period	$205,373,464	$141,642,205
Undistributed/(overdistributed) net investment income (loss), end of period	$652,658	$487,891
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,904,438	2,641,333
Issued for distributions reinvested	285,518	79,361
Shares redeemed	(1,562,735)	(1,295,622)
Net increase in fund shares	1,627,221	1,425,072

FINANCIAL HIGHLIGHTS

	SA Fixed Income Fund
	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$10.33	$10.10	$10.91	$10.21	$9.87
Income from Investment Operations:
Net investment income	0.19	0.26	0.24	0.31	0.30
Net realized and unrealized gain (loss) on investments	(0.23)	0.22	(0.44)	0.72	0.34
Total from investment operations	(0.04)	0.48	(0.20)	1.03	0.64
Less Distributions:
Dividends from net investment income	(0.38)	(0.25)	(0.27)	(0.26)	(0.28)
Distributions from capital gains	—	—	(0.34)	(0.07)	(0.02)
Return of Capital	(0.00)*	—	—	—	—
Total distributions	(0.38)	(0.25)	(0.61)	(0.33)	(0.30)
Net asset value, end of period	$9.91	$10.33	$10.10	$10.91	$10.21
Total return	(0.38)%	4.81%	(1.88)%	10.19%	6.59%
Net assets, end of period (000s)	$514,888	$391,394	$279,474	$179,059	$116,022
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.89%	0.85%
Ratio of gross expenses to average net assets (1)	1.31%	1.33%	1.34%	1.40%	1.59%
Ratio of net investment income to average net assets	2.11%	2.65%	2.33%	3.00%	3.59%
Portfolio turnover rate	90%	75%	83%	85%	77%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been	$0.17	$0.23	$0.20	$0.27	$0.24

*  Amount rounds to less than $(0.005).

(1)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$10.69	$10.12	$8.54	$8.57	$10.26
Income from Investment Operations:
Net investment income	0.08	0.09	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.77	0.55	1.59	(0.04)	(1.69)
Total from investment operations	0.85	0.64	1.63	0.01	(1.66)
Less Distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)
Total distributions	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)
Net asset value, end of period	$11.47	$10.69	$10.12	$8.54	$8.57
Total return	7.95%	6.35%	19.12%	0.17%	(16.20)%
Net assets, end of period (000s)	$496,305	$382,245	$289,473	$160,569	$108,053
Ratio of net expenses to average net assets	1.08%	1.08%	1.08%	0.97%	0.92%
Ratio of gross expenses to average net assets (1)	1.18%	1.21%	1.24%	1.38%	1.52%
Ratio of net investment income to average net assets	0.73%	0.89%	0.52%	0.67%	0.43%
Portfolio turnover rate	0%*	1%	1%	2%	1%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.07	$0.08	$0.03	$0.02	$(0.01)

*  Amount rounds to less than 0.5%.

(1)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. HBtM Fund
	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$11.99	$10.79	$8.70	$8.75	$11.02
Income from Investment Operations:
Net investment income	0.07	0.03	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments	1.64	1.31	2.09	(0.06)	(2.24)
Total from investment operations	1.71	1.34	2.12	(0.03)	(2.23)
Less Distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.03)	(0.02)	(0.04)
Distributions from capital gains	(0.38)	(0.11)	—	—	—
Total distributions	(0.43)	(0.14)	(0.03)	(0.02)	(0.04)
Net asset value, end of period	$13.27	$11.99	$10.79	$8.70	$8.75
Total return	14.52%	12.50%	24.46%	(0.27)%	(20.31)%
Net assets, end of period (000s)	$295,222	$222,113	$164,555	$88,552	$57,664
Ratio of net expenses to average net assets	1.13%	1.13%	1.13%	1.08%	1.05%
Ratio of gross expenses to average net assets (1)	1.42%	1.45%	1.51%	1.75%	1.92%
Ratio of net investment income to average net assets	0.57%	0.30%	0.35%	0.47%	0.23%
Portfolio turnover rate	12%	5%	9%	7%	3%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.03	$(0.00)**	$(0.00)**	$(0.02)	$(0.04)

**  Amount rounds to less than ($0.01).

(1)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$17.54	$16.24	$12.15	$12.24	$13.68
Income from Investment Operations:
Net investment loss	(0.07)	(0.06)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	2.46	1.36	4.14	(0.06)	(1.39)
Total from investment operations	2.39	1.30	4.09	(0.09)	(1.44)
Less Distributions:
Distributions from capital gains	(1.10)	—	—	—	—
Total distributions	(1.10)	—	—	—	—
Net asset value, end of period	$18.83	$17.54	$16.24	$12.15	$12.24
Total return	13.92%	8.00%	33.66%	(0.74)%	(10.52)%
Net assets, end of period (000s)	$247,218	$188,637	$143,032	$76,150	$53,854
Ratio of net expenses to average net assets	1.28%	1.28%	1.28%	1.26%	1.25%
Ratio of gross expenses to average net assets (1)	1.60%	1.68%	1.74%	2.11%	2.38%
Ratio of net investment loss to average net assets	(0.43)%	(0.41)%	(0.44)%	(0.38)%	(0.51)%
Portfolio turnover rate	13%	9%	6%	7%	5%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been	$(0.13)	$(0.12)	$(0.11)	$(0.11)	$(0.15)

(1) Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International HBtM Fund
	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$12.89	$11.18		$8.19		$8.54	$9.41
Income from Investment Operations:
Net investment income	0.23	0.16		0.08		0.07	0.03
Net realized and unrealized gain (loss) on investments	3.48	1.63		3.00		(0.38)	(0.79)
Total from investment operations	3.71	1.79		3.08		(0.31)	(0.76)
Less Distributions:
Dividends from net investment income	(0.20)	(0.08)		(0.09)		(0.04)	(0.07)
Distributions from capital gains	(0.39)	—		—		—	(0.04)
Total distributions	(0.59)	(0.08)		(0.09)		(0.04)	(0.11)
Net asset value, end of period	$16.01	$12.89		$11.18		$8.19	$8.54
Total return	29.29%	16.06%		37.76%		(3.51)%	(8.08)%
Net assets, end of period (000s)	$586,222	$400,437		$285,902		$154,892	$124,215
Ratio of net expenses to average net assets	1.35%	1.38%		1.53%		1.47%	1.45%
Ratio of gross expenses to average net assets (1)	1.53%	1.56	%(3)	1.71	%(2)	1.71%	1.80%
Ratio of net investment income to average net assets	1.69%	1.50%		0.94%		1.18%	0.91%
Portfolio turnover rate	23%	11%		12%		13%	3%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been	$0.20	$0.14		$0.07		$0.07	$0.02

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $265,139 of expense recapture by manager, an increase of 0.12% on an annualized basis.

(3)  Gross expenses include effect of $34,978 of expense recapture by manager, an increase of 0.01% on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$16.38		$14.11		$9.85		$9.16	$9.18
Income from Investment Operations:
Net investment income	0.14		0.12		0.16		0.04	0.01
Net realized and unrealized gain on investments	4.13		2.35		4.18		0.70	0.03
Total from investment operations	4.27		2.47		4.34		0.74	0.04
Less Distributions:
Dividends from net investment income	(0.22)		(0.17)		(0.08)		(0.05)	(0.06)
Distributions from capital gains	(0.44)		(0.03)		—		—	—
Total distributions	(0.66)		(0.20)		(0.08)		(0.05)	(0.06)
Net asset value, end of period	$19.99		$16.38		$14.11		$9.85	$9.16
Total return	26.36%		17.58%		44.21%		8.16%	0.47%
Net assets, end of period (000s)	$205,373		$141,642		$101,889		$54,466	$39,293
Ratio of net expenses to average net assets†	1.26%		1.28%		1.28%		1.28%	1.28%
Ratio of gross expenses to average net assets (1)†	1.26	%(4)	1.28	%(3)	1.31	%(2)	1.62%	1.92%
Ratio of net investment income to average net assets	0.75%		0.85%		1.35%		0.47%	0.39%
Ratio of expenses to average net assets
for the DFA International Small Co. Portfolio, ("DFA Portfolio") (5) (unaudited) †	0.56%		0.65%		0.70%		0.71%	0.71%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (6)†	0.64%		0.69%		0.71%		0.71%	0.72%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.14		$0.12		$0.16		$0.01	$(0.01)

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $3,766 expense recapture by manager, an increase of 0.005% on an annualized basis.

(3)  Gross expenses include effect of $58,893 expense recapture by manager, an increase of 0.05% on an annualized basis.

(4)  Gross expenses include effect of $90,225 expense recapture by manager, an increase of 0.04% on an annualized basis.

(5)  DFA Portfolio expense ratios are as of May 31, 2006, 2005, 2004, 2003, and 2002, respectively, and are unaudited.

(6)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2005, 2004, 2003, 2002, and 2001, respectively.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

†  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. The financial statements for the DFA International Small Company Portfolio are included elsewhere in this report.

See Notes to Financial Statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following six Funds, each is a diversified mutual fund as defined in the 1940 Act.

SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Fixed Income Fund, which commenced operations on July 29, 1999.

Prior to October 30, 2000, the Funds offered two classes of shares — Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its' assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2006, SA International Small Company Fund held approximately 5.21% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by pricing services approved by the Board of Trustees of the Trust. Short-term investments

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the DFA International Small Company Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

The Funds may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2006, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar (sell)	07/21/2006	20,158,706	$18,232,283	$18,091,274	$141,009
Danish Kroner (sell)	07/21/2006	143,800,040	$24,440,784	$24,671,386	$(230,602)
Euro Currency (sell)	07/21/2006	143,443,769	$182,002,889	$183,576,566	$(1,573,677)
Japanese Yen (sell)	07/21/2006	13,638,943,486	$119,164,243	$119,490,053	$(325,810)
Japanese Yen (sell)	07/21/2006	222,620,929	$1,921,200	$1,950,370	$(29,170)
Swedish Krona (sell)	07/21/2006	329,009,387	$45,063,174	$45,686,732	$(623,558)
Swiss Franc (sell)	07/21/2006	54,388,038	$44,217,917	$44,511,686	$(293,769)
					$(2,935,577)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

As of June 30, 2006, the following Funds have realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Expiring June 30, 2011	Expiring June 30, 2013	Expiring June 30, 2014
SA U.S. Market Fund	$2,373,360	$—	$—
SA Fixed Income Fund	—	818,585	3,859,207

As of June 30, 2006, the following Fund has elected for federal income tax purposes to defer the following current year post October 31 capital and currency losses as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss	Post October Currency Loss
SA Fixed Income Fund	$3,008,461	$14,245,731

The tax character of distributions paid to shareholders during 2006 and 2005 were as follows:

	Ordinary Income	2006 Long-Term Capital Gain	Return of Capital	Total
SA Fixed Income Fund	$16,660,624	$—	$78,836	$16,739,460
SA U.S. Market Fund	2,679,645	—	—	2,679,645
SA U.S. HBtM Fund	1,653,322	6,903,529	—	8,556,851
SA U.S. Small Company Fund	—	12,664,328	—	12,664,328
SA International HBtM Fund	6,720,566	13,089,071	—	19,809,637
SA International Small Company Fund	2,019,908	4,053,845	—	6,073,753

	Ordinary Income	2005 Long-Term Capital Gain	Total
SA Fixed Income Fund	$8,341,478	$—	$8,341,478
SA U.S. Market Fund	2,293,244	—	2,293,244
SA U.S. HBtM Fund	552,138	1,854,403	2,406,541
SA International HBtM Fund	2,339,023	—	2,339,023
SA International Small Company Fund	1,340,319	223,005	1,563,324

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

As of June 30, 2006, the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Currency Loss	Capital Loss Carryforward
SA Fixed Income Fund	$(11,541,189)	$—	$2,945,745	$(3,008,461)	$(4,677,792)
SA U.S. Market Fund	1,644,249	—	68,591,801	—	(2,373,360)
SA U.S. HBtM Fund	1,100,438	13,005,410	54,631,708	—	—
SA U.S. Small Company Fund	1,344,430	14,967,555	44,617,146	—	—
SA International HBtM Fund	9,642,627	38,108,572	160,770,889	—	—
SA International Small Company Fund	652,658	8,388,651	74,097,400	—	—

Distributions to Shareholders — Each Fund, excluding SA Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Fixed Income Fund declares and pays dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is an unlisted Canadian public company, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Fund	Sub-Advisory Fees
SA Fixed Income Fund	0.19%
SA U.S. Market Fund	0.05%
SA U.S. HBtM Fund	0.27%
SA U.S. Small Company Fund	0.38%
SA International HBtM Fund	0.38%

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

During the year ended June 30, 2006, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly. This waiver was allocated to each of the Funds based on each Fund's prorate portion of the gross aggregate sub-advisory fees.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limit
SA Fixed Income Fund	1.00%
SA U.S. Market Fund	1.08%
SA U.S. HBtM Fund	1.13%
SA U.S. Small Company Fund	1.28%
SA International HBtM Fund	1.53%
SA International Small Company Fund	1.28%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the twelve months ended June 30, 2006, the Manager recaptured $90,225 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2006, the following amounts are subject to this recapture through June 30, 2007, June 30, 2008 and June 30, 2009 respectively.

Fund	Expires June 30, 2007	Expires June 30, 2008	Expires June 30, 2009
SA Fixed Income Fund	$559,158	$791,403	$997,226
SA U.S. Market Fund	288,310	342,918	324,094
SA U.S. HBtM Fund	299,575	381,314	415,340
SA U.S. Small Company Fund	301,827	364,492	307,902
SA International HBtM Fund	—	—	—
SA International Small Company Fund	—	—	—

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $32,000 per year, as well as reimbursement for

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2006 (Continued)

expenses incurred in connection with attendance at such meetings. The Chairman of the Board receives an additional $3,000 per year. Interested trustees receive no compensation for their services as trustees.

Sub-Administration Fees — State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: .04% of the first $750 million of net assets, plus .03% of net assets between $750 million and $1.5 billion, plus .02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The Fee is then allocated to each Fund based on the relative net assets of each Fund.

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2006 were as follows:

	Purchases
	U.S. Government	Other
SA Fixed Income Fund	$43,892,704	$426,661,187
SA U.S. Market Fund	—	93,417,910
SA U.S. HBtM Fund	—	73,674,039
SA U.S. Small Company Fund	—	69,838,238
SA International HBtM Fund	—	186,662,559
SA International Small Company Fund	N/A	N/A
	Sales
	U.S. Government	Other
SA Fixed Income Fund	$50,669,172	$336,941,351
SA U.S. Market Fund	—	2,171,797
SA U.S. HBtM Fund	—	29,659,205
SA U.S. Small Company Fund	—	29,692,018
SA International HBtM Fund	—	116,938,482
SA International Small Company Fund	N/A	N/A

N/A — Refer to the financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., elsewhere in this report.

4.  Subsequent Event

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 of the Trust's financial statements.

Report of Independent Registered Public Accounting Firm

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund, and SA International Small Company Fund (constituting SA Funds — Investment Trust, hereafter referred to as the "Trust") at June 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2006

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Loring Ward Securities Inc., the Funds' distributor, (the "Distributor") that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Manager, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 02/09/45	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992).	6	None

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 11/07/45	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (career consulting company) (since 1999); Senior Management Consultant, Lee Hecht Harrison (1999 - 2002); Instructor, Finance Department for U. C. Berkeley Extension (since 1998); President, U.S. Finance, Avco Financial Services, Inc. (1995 - 1998).	6	None

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 07/27/48	Trustee	Since April 1999	Mario Belotti Professor of Finance, Santa Clara University (since 1978).	6	Trustee, since February 2005, Masters' Select Funds Trust, (4 portfolios)

Robert Herrmann* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 08/27/62	President and Chief Executive Officer	Since April 2006	Chief Executive Officer of LWI Financial, Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003); and Senior Manager, Merrill, Lynch, Pierce, Fenner & Smith Incorporation (1987 to 2002).		N/A

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Gerard Melia* Loring Ward Group, Inc. 61 Broadway Suite 2220 New York, NY 10017 DOB: 07/06/65	Chief Financial and Accounting Officer and Treasurer	Since March 2006	Chief Financial Officer of LWI Financial, Inc., (since March 2006); Director, Americas Chief Financial Officer, Credit Suisse Asset Management (2004 to 2006); Director, Global Financial Controller, Credit Suisse Asset Management (2002 to 2004); Director of Finance, Credit Suisse Financial Services Division (2001 to 2002); and Director, Global Head of Global Expense Management (2001).		N/A

Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 10/16/45	Vice President and Chief Legal and Compliance Officer	Since February 2005	Vice President (since January 2005); Litigation and Compliance Consultant/Expert Witness (May 2003 - December 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (May 1999 - May 2003).		N/A

Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 12/21/71	Secretary	Since June 6, 2006	Fund Administrator, LWI Financial Inc. (since 2005) Manager, Advisor Services Initiatives, LWI Financial Inc. (2004), Senior Regulatory Analyst, LWI Financial Inc. (2001 - 2004)		N/A

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met four times during the fiscal year ended June 30, 2006.

The Trust's Board of Trustees has appointed a standing Governance and Nominating Committee consisting of those Trustees who are not "interested persons" of the Trust. The Governance and Nominating Committee oversees the annual evaluation of the performance of the Board, the compensation of the Trustees and other similar duties related to the governance of the Trust.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

General Background

LWI Financial Inc. (the "Adviser") serves as the investment adviser to the SA Funds — Investment Trust (the "Trust" or the "Funds") pursuant to an Amended and Restated Investment Advisory and Administrative Services Agreement (the "Advisory Agreement") between the Trust and the Adviser. For the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund. For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

Dimensional Fund Advisors Inc. (the "Sub-Adviser") serves as sub-adviser for each Fund pursuant to an Amended and Restated Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Trust, the Adviser and the Sub-Adviser. Subject to supervision of the Adviser, the Sub-Adviser is responsible for the management of each Fund, including decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection with such trades. For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below.

SA Fixed Income Fund    0.19%
SA U.S. Market Fund    0.05%
SA U.S. HBtM Fund    0.27%
SA U.S. Small Company Fund  0.38%
SA International HBtM Fund  0.38%

The SA International Small Company Fund, instead of buying securities directly, invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"), which has the same investment objective as the SA International Small Company Fund. The DFA Portfolio, in turn that invests in certain series of the DFA Investment Trust Company (the "underlying funds"). Because the Sub-Adviser receives administration fees from the DFA Portfolio in which SA International Small Company Fund invests and investment advisory fees from the DFA Portfolio's underlying funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. The Sub-Adviser has agreed to this fee arrangement in order to prevent any duplication of fees in this multitier structure.

The Board of Trustees (the "Board") is legally required to review and re-approve the Advisory Agreement and the Sub-Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Funds, including, for example, the Funds' investment performance, portfolio composition, adherence to stated investment objectives and strategies, assets under management, expenses, shareholder services, regulatory compliance and management. The Board periodically meets with the Adviser's senior management and the Sub-Adviser's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Approval Process

The Board, consisting entirely of trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved the Advisory Agreement and the Sub-Advisory Agreement at an "in person" meeting held on June 6, 2006 (the "Meeting"). Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and Sub-Adviser regarding the Funds. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement and Sub-Advisory Agreement with representatives from the Adviser and the Sub-Adviser and with independent legal counsel. This information, together with the information provided to the Independent Trustees throughout the course of year, formed the primary (but not exclusive) basis for the Independent Trustees' determinations.

Below is a summary of the factors considered by the Board in reaching the conclusions that formed the basis for approving the renewal of the Advisory Agreement and the Sub-Advisory Agreement:

1.  The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser.

(a)  The Independent Trustees considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds. The Independent Trustees noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Independent Trustees also noted the Sub-Adviser's experience and expertise in composing portfolios that reflect certain asset classes and risk levels, as well as the total industry experience of the Sub-Adviser's personnel.

(b)  The Independent Trustees then considered the resources and policies, procedures and structures of the Adviser and the Sub-Adviser to ensure compliance with applicable laws and regulations and the Adviser's and Sub-Adviser's commitment to those programs, including information received regarding their respective compliance programs and chief compliance officers, as well as compliance reports received during the prior year.

(c)  The Independent Trustees considered the recently printed annual report of Loring Ward International Ltd.

(d)  The Independent Trustees noted that the Adviser used a substantial portion of its profits from managing the Funds to provide support services and educational services to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Independent Trustees noted that these expenditures could not be directly categorized as marketing or distribution costs, but they nevertheless have elements of distribution embedded in them, benefiting shareholders and the Adviser.

2.  The investment performance of the Adviser and the Sub-Adviser.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(a)  The Independent Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to peer funds, comparable accounts managed by the Sub-Adviser, and benchmark indices. As part of this review, the Independent Trustees reviewed a report prepared by an independent consulting firm, Lipper, Inc. ("Lipper"), comparing the performance of the Funds to funds determined by Lipper to be in each Fund's relevant peer group.

(b)  In assessing performance, the Independent Trustees took into consideration the fact that each Fund is intended to provide exposure to a particular asset class. For this reason, the Independent Trustees viewed fidelity to asset class characteristics as highly important to their evaluation of the Funds. The Independent Trustees noted that neither the Adviser nor the Sub-Adviser engage in individual stock selection, and that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the Investment Company Act and each Fund's investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Independent Trustees placed higher importance on each Fund's performance against its primary asset class benchmark and its general adherence to asset class representation, and gave less emphasis to each Fund's performance relevant to the selected Lipper Index. The Independent Trustees looked at performance for a variety of periods, giving greatest emphasis to annual periods over the last 5 years. The performance data reviewed was for the period ended March 31, 2006 and included information as old as 6 years.

(c)  For the SA US Market Fund, it was noted that the Fund's short-term performance net of fees generally lagged its primary external benchmark, the Wilshire 5000 Index, and lagged the Lipper Multi-Cap Core Index for all relevant periods. The Independent Trustees noted that the Fund would be expected to generate returns very close to the Wilshire 5000 Index benchmark, adjusted for Fund fees, and noted with approval that the Fund was generally tracking this benchmark on a fee-adjusted basis and representing its asset class faithfully.

(d)  For the SA US HBtM Fund, it was noted that the Fund's short-term performance net of fees was similar to that of its primary external benchmark, the Russell 1000 Value Index, and that over the long-term it had exceeded the Index in some periods and underperformed the Index in others. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's performance over the most recent 3 years had exceeded the Lipper Multi-Cap Value Index, although it had slightly underperformed on a 4-year, 5-year and 6-year comparison to that Index.

(e)  For the SA US Small Company Fund, it was noted that the Fund's short-term performance net of fees was performing better than its primary external benchmark, the Russell 2000 Index, and that over the long-term it had exceeded the Index over most periods. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's performance on a 1-year, 3-year, 4-year and 6-year basis had exceeded the Lipper Small-Cap Core Index, although it had slightly underperformed on a 2-year and 5-year comparison to that Index.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(f)  For the SA International HBtM Fund, it was noted that the Fund's short-term and long-term performance net of fees generally exceeded its primary external benchmark, the MSCI EAFE Value Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance over a 6-year period ranked highly within its Lipper peer group and exceeded the Lipper International Multi-Cap Value Index.

(g)  For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the DFA Portfolio. It was noted that the DFA Portfolio's short-term and long-term performance net of fees generally matched the performance of its primary external benchmark, the S&P/Citigroup EPAC Extended Market Index, with slight underperformance in some periods and overperformance in others. The Independent Trustees noted that the Fund (and the DFA Portfolio) would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund (and the DFA Portfolio) was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance ranked highly within its Lipper peer group. It was also noted that the Fund's short-term and long-term performance over a 6-year period ranked highly within its Lipper peer group and exceeded the Lipper International Small/Mid-Cap Core Index on a 1-year, 3-year and 4-year basis.

(h)  For the SA Fixed Income Fund, it was noted that the Fund's short-term and long-term performance was generally below that of its primary external benchmark, the Lehman Brothers Aggregate Bond Index. The Independent Trustees considered the Fund's relative underperformance against the Index, also noting the Fund's positive absolute performance over the past 5 years. The Independent Trustees noted that the Sub-Adviser had actively biased the duration of the Fund away from the Index to reduce volatility but noted that in general the Fund was tracking its asset class in the manner to be expected by shareholders. It was further noted that over the short-term and the long-term, the Fund had generally performed below the median of its Lipper peers, but had exceeded the performance of the Lipper Short Investment Grade Debt Index on a 4-year basis.

3.  The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund investors.

(a)  The Independent Trustees considered the growth rates in the Funds' assets. In this regard, they noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level basis, and not Fund by Fund. The Independent Trustees noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed (until July 15, 2009) to waive its advisory fees or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation. It was also noted that the Sub-Adviser has agreed to an expense limitation based on aggregate Fund assets under management. In considering potential economies of scale, the Independent Trustees noted that the Adviser and Sub-Adviser were still subsidizing certain operations of the Trust. It was further noted that the Adviser had recouped only a portion of the amounts previously waived under the expense limitation arrangements. Therefore the Independent Trustees concluded that there were no effective economies of scale to be shared at current asset levels, but determined to revisit this issue in the future as circumstances changed and asset levels increased.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

4.  The costs of the services to be provided by the Adviser and the Sub-Adviser.

(a)  The Independent Trustees considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds' expense limitation arrangements with the Adviser and the Sub-Adviser.

(b)  In considering the advisory fees and total fees and expenses of each Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by Lipper on the expense levels of the Funds as compared to mutual funds in each Fund's relevant peer group, as determined by Lipper. In this regard, the Independent Trustees evaluated (1) the proposed expenses of the Funds compared with other mutual funds of similar investment objectives and size and (2) the advisory fees paid to the Adviser (direct and indirect fees) and Sub-Adviser and how they compared to management fees paid by other mutual funds of similar investment objectives and size.

(c)  For the SA US Market Fund, SA US HBtM Fund, SA US Small Company Fund, SA International HBtM Fund and SA International Small Company Fund, it was noted that each Fund's total expenses were lower than the median expense rate of the peer funds. For the SA Fixed Income Fund, it was noted that the Fund's total expenses were higher than most of its peer funds. Although the Independent Trustees regarded total expenses as more relevant to shareholders generally, the Independent Trustees also examined the advisory expenses in isolation and noted that three Funds (SA US Market Fund, SA International HBtM Fund and SA Fixed Income Fund) had higher advisory fees than their Lipper peer group median, and three Funds (SA US Small Company Fund, SA US HBtM Fund and SA International Small Company Fund) had lower advisory fees than their Lipper peer group median.

(d)  The Board also compared the Funds' fees and expenses with those of the Adviser's separate accounts, noting that the Funds' expenses appeared to be generally lower than such accounts, notwithstanding the fact that the services and structures applicable to those accounts were substantially different and in some cases less demanding than those applicable to the Funds. In assessing the fees charged by the Sub-Adviser, the Independent Trustees noted that these fees appeared to be quite low on a relative and absolute basis, and further took into consideration that these fees were negotiated fees that reflected an arm's length negotiation between the Adviser and the Sub-Adviser.

5.  The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust.

(a)  The Independent Trustees considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder services and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. With respect to the Sub-Adviser, the Independent Trustees considered the profitability rates reported by the Sub-Adviser and the Sub-Adviser's use of soft dollars.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(b)  The Independent Trustees reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds collectively. The Independent Trustees discussed the fact that the Funds operate in an integrated manner as a set of asset allocation vehicles and that Fund-by-Fund profitability with respect to the Adviser was not as relevant to their determinations, although approximate profitability could be derived from the financial information presented.

(c)  After such review, the Independent Trustees determined that the profitability rates to the Adviser and the Sub-Adviser, with respect to the Advisory Agreement and the Sub-Advisory Agreement, were fair and reasonable in consideration of the services each provides to the Funds.

6.  The Independent Trustees also considered their own respective experience and qualifications and their understanding of the information they had been provided by the Adviser and the Sub-Adviser. The Independent Trustees noted that they, as Independent Trustees, had access to, and received on a regular basis, independent legal counsel.

7.  The Independent Trustees also considered the changing climate in the financial services industry; the risks assumed by the Adviser and Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust, the volatility of the financial markets and, thus, of management fee income; the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

In executive session with their counsel, the Independent Trustees discussed the role of the Funds as asset allocation tools, the role of the Adviser in monitoring the Funds' effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Independent Trustees also discussed asset growth and anticipated economies of scale that might allow fee and/or expense reductions in future years. The Independent Trustees noted that the materials provided by the Adviser and Sub-Adviser were sufficient to enable the Independent Trustees to make an informed determination of whether to renew the Advisory Agreement and the Sub-Advisory Agreement.

Approval

No single factor was determinative of the Board's decision to re-approve the Agreements, but rather the Independent Trustees based their determination on the total mix of information available to them at the meeting and throughout the year. After considering the factors described above, the Independent Trustees concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement were fair and reasonable to each Fund, and that each Fund's shareholders received reasonable value in return for the advisory and sub-advisory fees paid. The Board therefore determined that the renewal of the Advisory Agreement and the Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders.

SA Funds

TAX INFORMATION NOTICE (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2006:

Foreign Tax Credits — The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2006, the total amount that will be passed though to shareholders and the foreign source income for information reporting purposes will be $1,274,969 (all of which represents taxes withheld) and $16,622,681, respectively.

Capital Gains Distributions — On December 23, 2005 the following Funds declared a long term capital gain distribution in the following amount:

Fund	Long Term Capital Gain Distribution Amount
SA U.S. HBtM Fund	$6,903,529
SA U.S. Small Company Fund	12,664,328
SA International HBtM Fund	13,089,071
SA International Small Company Fund	4,053,845

Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund	100%
SA U.S. Market Fund	100%

Qualified Dividend Income — For the fiscal year ended June 30, 2006 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

STRIPS  Separate Trading of Registered Interest and Principal of Securities

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†    See Note B to Financial Statements.

††    Securities have been fair valued. See Note B to Financial Statements.

**    Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities in this category may be Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

##    Some of the individual securities in this category include Total or Partial Securities on Loan.

▲  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of June 30, 2006

Financial Highlights

(1)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(2)    Computed using average shares outstanding.

All Statements and Schedules

-    Amounts designated as - are either zero or rounded to zero.

SEC  Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

  For the Period June 1, 2005 to November 30, 2005

Expense Table

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,134.80	0.64%	$3.43
Hypothetical 5% Annual Return	$1,000.00	$1,021.86	0.64%	$3.24

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of the underlying funds in which it invests.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2006

INTERNATIONAL SMALL COMPANY PORTFOLIO

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,385,579,749
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,162,369,093
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		855,537,222
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		529,883,893
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,005,372,978)		3,933,369,957
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $25,881,000 FHLMC 4.00%, 09/22/09 valued at $24,942,814) to be repurchased at $24,584,280 (Cost $24,574,000)	$24,574	24,574,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,029,946,978)^		$3,957,943,957

  ^  The cost for federal income tax purposes is $3,030,488,278.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2005

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		$926,011,518
Investment in The Continental Small Company Series of The DFA Investment Trust Company		874,976,233
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		587,325,687
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		336,258,954
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,087,762,813)		2,724,572,392
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $479,000 FHLMC Notes 4.00%, 09/22/09, valued at $469,420) to be repurchased at $462,050 (Cost $462,000)	$462	462,000
TOTAL INVESTMENTS — (100%) (Cost $2,088,224,813)		$2,725,034,392

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

(Amounts in thousands, except share and per share amounts)
(Unaudited)

ASSETS:
Investments in Affiliated Investment Companies at Value	$3,933,370
Temporary Cash Investments at Value (Cost $24,574)	24,574
Cash	15
Receivables:
Dividends and Interest	3
Fund Shares Sold	3,464
Prepaid Expenses and Other Assets	62
Total Assets	3,961,488
LIABILITIES:
Payables:
Investment Securities Purchased	12,500
Fund Shares Redeemed	8,451
Due to Advisor	1,245
Accrued Expenses and Other Liabilities	143
Total Liabilities	22,339
NET ASSETS	$3,939,149
SHARES OUTSTANDING $0.01 PAR VALUE	224,397,667
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.55
Investments in Affiliated Investment Companies at Cost	$3,005,373

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$2,724,572
Temporary Cash Investments at Value (Cost $462)	462
Cash	16
Receivable for Fund Shares Sold	1,735
Prepaid Expenses and Other Assets	16
Total Assets	2,726,801
LIABILITIES:
Payables:
Fund Shares Redeemed	514
Due to Advisor	895
Accrued Expenses and Other Liabilities	161
Total Liabilities	1,570
NET ASSETS	$2,725,231
SHARES OUTSTANDING $0.01 PAR VALUE	168,318,772
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.19
Investments in Affiliated Investment Companies at Cost	$2,087,763

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2005

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,309)	$52,881
Interest	567
Income from Securities Lending	5,931
Expenses Allocated from Master Funds	(5,112)
Total Investment Income	54,267
Expenses
Administrative Services Fees	8,814
Accounting & Transfer Agent Fees	37
Legal Fees	13
Audit Fees	4
Filing Fees	111
Shareholders' Reports	83
Directors' Fees and Expenses	23
Other	12
Total Expenses	9,097
Net Investment Income (Loss)	45,170
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	140,209
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,001)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	200,422
Translation of Foreign Currency Denominated Amounts	(422)
Net Realized and Unrealized Gain (Loss)	339,208
Net Increase (Decrease) in Net Assets Resulting from Operations	$384,378

Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,170	$23,252
Net Realized Gain (Loss) on Investment Securities Sold	140,209	41,764
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,001)	97
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	200,422	286,938
Translation of Foreign Currency Denominated Amounts	(422)	92
Net Increase (Decrease) in Net Assets Resulting from Operations	384,378	352,143
Distributions From:
Net Investment Income	(40,592)	(32,182)
Net Short-Term Gains	(2,774)	—
Net Long-Term Gains	(37,025)	—
Total Distributions	(80,391)	(32,182)
Capital Share Transactions (a):
Shares Issued	916,879	540,048
Shares Issued in Lieu of Cash Distributions	76,094	31,815
Shares Redeemed	(229,913)	(143,527)
Net Increase (Decrease) from Capital Share Transactions	763,060	428,336
Total Increase (Decrease) in Net Assets	1,067,047	748,297
Net Assets
Beginning of Period	1,658,184	909,887
End of Period	$2,725,231	$1,658,184

(a) Shares Issued and Redeemed:
Shares Issued	60,778	43,527
Shares Issued in Lieu of Cash Distributions	5,344	2,697
Shares Redeemed	(15,206)	(11,553)
	50,916	34,671

Accumulated Net Investment Income (Loss)	$9,687	$3,892

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Net Asset Value, Beginning of Period	$14.12	$11.00	$7.41	$7.67	$8.49
Income From Investment Operations
Net Investment Income (Loss)	0.31 (2)	0.22	0.16	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.38	3.24	3.57	(0.25)	(0.67)
Total From Investment Operations	2.69	3.46	3.73	(0.11)	(0.52)
Less Distributions
Net Investment Income	(0.29)	(0.34)	(0.14)	(0.15)	(0.17)
Net Realized Gains	(0.33)	—	—	—	(0.13)
Total Distributions	(0.62)	(0.34)	(0.14)	(0.15)	(0.30)
Net Asset Value, End of Period	$16.19	$14.12	$11.00	$7.41	$7.67
Total Return	19.74%	32.10%	51.28%	(1.39)%	(6.36)%
Net Assets, End of Period (thousands)	$2,725,231	$1,658,184	$909,887	$464,578	$356,200
Ratio of Expenses to Average Net Assets(1)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees(1)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.82%	1.97%	1.83%	2.02%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2005

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-one portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in four Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/05
International Small Company Portfolio	The Japanese Small Company Series	80%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	91%

	The Continental Small Company Series	89%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio receives its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation from such taxes when the related income or capital gains are earned by the Master Funds throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2005, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

Fees Paid to Officers and Directors:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2005, the total liability for deferred compensation to Directors was $38 (in thousands) and is included in Accrued Expenses and Other Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
	$6,072	$1,120	$(7,192)
The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$43,366	$37,025	$80,391
2004	32,182	—	32,182

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$2,115	$3,957	$6,072

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$29,598	$118,420	$148,018

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$6,210	$5,149

At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,094,976	$664,435	$(34,377)	$630,058

F.  Components of Net Assets:

At November 30, 2005, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities, Futures and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
$1,947,333	$9,687	$132,544	$(1,001)	$636,809	$(141)	$2,725,231	200,000,000

G.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
3.75%	$1,074	31	$3	$4,364

There were no outstanding borrowings under the line of credit at November 30, 2005.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Other:

At November 30, 2005, there was one shareholder that held approximately 48% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005, by correspondence with brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return.

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes.

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

  For the Period June 1, 2005 to November 30, 2005

Expense Tables

The Japanese Small Company Series	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,202.70	0.21%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.21%	$1.07
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,112.10	0.26%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.76	0.26%	$1.32
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,100.60	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.22%	$1.12
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,103.60	0.23%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.23%	$1.17

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The Japanese Small Company Series

Industrials	29.0%
Consumer Discretionary	22.2
Information Technology	12.2
Materials	10.7
Financials	10.6
Consumer Staples	9.3
Health Care	4.0
Energy	1.1
Utilities	0.6
Other	0.2
Telecommunication Services	0.1
100.0%

The Asia Pacific Small Company Series

Consumer Discretionary	22.2%
Industrials	19.2
Financials	15.4
Materials	13.2
Information Technology	7.2
Health Care	6.9
Energy	6.8
Consumer Staples	5.6
Utilities	1.8
Telecommunication Services	1.1
Other	0.6
100.0%

The United Kingdom Small Company Series

Industrials	28.5%
Consumer Discretionary	19.9
Financials	15.3
Health Care	11.9
Information Technology	8.8
Energy	5.9
Consumer Staples	5.0
Materials	3.4
Telecommunication Services	0.9
Utilities	0.3
Other	0.1
100.0%

The Continental Small Company Series

Industrials	25.7%
Financials	17.6
Consumer Discretionary	16.8
Information Technology	10.9
Health Care	7.8
Materials	7.8
Consumer Staples	6.9
Energy	3.7
Utilities	1.9
Telecommunication Services	0.6
Other	0.3
100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.6%)
Consumer Discretionary — (17.3%)
Exedy Corp.	129,400	$4,084,012	0.3%
Gigas K's Denki Corp.	137,572	3,499,653	0.3%
Joint Corp.	107,200	3,498,097	0.3%
# Matsuzakaya Co., Ltd.	529,077	3,503,014	0.3%
Nippon Seiki Co., Ltd.	188,000	3,717,269	0.3%
Nishimatsuya Chain Co., Ltd.	179,400	3,472,076	0.3%
Nissin Kogyo Co., Ltd.	190,000	3,503,575	0.3%
Paris Miki, Inc.	158,900	3,313,226	0.2%
Resorttrust, Inc.	127,140	3,695,270	0.3%
# Sanrio Co., Ltd.	246,500	3,441,376	0.3%
Seiko Corp.	348,407	3,303,284	0.2%
# Toei Co., Ltd.	438,000	3,452,292	0.3%
Tokyo Dome Corp.	579,000	3,587,699	0.3%
Tokyo Style Co., Ltd.	283,000	3,368,603	0.2%
# Yoshinoya D&C Co., Ltd.	1,834	3,489,005	0.3%
# Zensho Co., Ltd.	139,000	3,705,949	0.3%
## Other Securities		262,754,165	18.2%
Total Consumer Discretionary		319,388,565	22.7%
Consumer Staples — (7.9%)
Aderans Co., Ltd.	127,850	3,449,295	0.3%
# Fancl Corp.	214,300	3,447,923	0.3%
# Kagome Co., Ltd.	272,200	3,720,199	0.3%
Katokichi Co., Ltd.	475,200	4,784,047	0.3%
Nippon Suisan Kaisha, Ltd.	723,000	3,649,787	0.3%
## Other Securities		126,598,501	8.9%
Total Consumer Staples		145,649,752	10.4%
Energy — (0.8%)
## Total Energy		14,054,044	1.0%
Financials — (7.5%)
Fuyo General Lease Co., Ltd.	88,000	3,500,954	0.3%
# Marusan Securities Co., Ltd.	221,000	3,366,134	0.2%
The Oita Bank, Ltd.	423,000	3,361,667	0.2%
## Other Securities		128,722,411	9.2%
Total Financials		138,951,166	9.9%
Health Care — (2.9%)
Miraca Holdings, Inc.	145,000	3,556,096	0.3%
Mochida Pharmaceutical Co., Ltd.	387,000	3,299,753	0.2%
Nipro Corp.	193,000	3,463,812	0.3%
## Other Securities		43,143,757	3.0%
Total Health Care		53,463,418	3.8%
Industrials — (21.0%)
# Amano Corp.	239,000	3,555,336	0.3%
Central Glass Co., Ltd.	617,000	3,671,291	0.3%
Hitachi Transport System, Ltd.	345,000	3,471,729	0.3%
# Makino Milling Machine Co., Ltd.	298,000	3,307,269	0.2%
Meitec Corp.	115,600	3,768,792	0.3%
Nachi-Fujikoshi Corp.	604,000	3,410,987	0.2%
# Okamura Corp.	341,000	3,529,337	0.3%
# Okumura Corp.	604,000	3,352,689	0.2%
Ryobi, Ltd.	519,000	3,412,512	0.2%
Tadano, Ltd.	392,000	3,299,254	0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UFJ Central Leasing Co., Ltd.	69,000	$3,477,778	0.3%
# Union Tool Co.	68,200	3,454,108	0.3%
## Other Securities		346,829,681	24.6%
Total Industrials		388,540,763	27.7%
Information Technology — (9.4%)
Fuji Soft ABC, Inc.	106,000	3,505,505	0.3%
Hitachi Kokusai Electric, Inc.	301,000	3,438,704	0.3%
Horiba, Ltd.	103,000	3,405,822	0.2%
TIS, Inc.	121,800	3,407,855	0.2%
## Other Securities		159,355,550	11.3%
Total Information Technology		173,113,436	12.3%
Materials — (8.1%)
Nihon Parkerizing Co., Ltd.	204,000	3,316,445	0.2%
Nippon Paint Co., Ltd.	798,000	3,781,466	0.3%
NOF Corp.	633,000	3,704,020	0.3%
# Pacific Metals Co., Ltd.	572,000	3,818,219	0.3%
Shin-Etsu Polymer Co., Ltd.	243,000	3,507,217	0.3%
# Tokai Carbon Co., Ltd.	620,000	3,476,645	0.3%
Yamato Kogyo Co., Ltd.	160,000	3,579,180	0.3%
## Other Securities		124,865,204	8.7%
Total Materials		150,048,396	10.7%
Other — (0.0%)
Total Other		296,743	0.0%
Telecommunication Services — (0.2%)
Total Telecommunication Services		2,706,725	0.2%
Utilities — (0.5%)
##Total Utilities		8,957,697	0.6%
TOTAL COMMON STOCKS		1,395,170,705	99.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.4%)
▲ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $151,445,845 FNMA, rates ranging from 3.50% to 8.00%, maturities ranging from 03/01/09 to 06/01/36, valued at $33,361,212) to be repurchased at $32,721,380	$32,707	32,707,071	2.4%
▲ Repurchase Agreement, UBS Warburg LLC 5.25%, 07/03/06 (Collateralized by $864,858,408 FHLMC, rates ranging from 4.00% to 10.50%, maturities ranging from 02/01/08 to 06/01/36 & FNMA, rates ranging from 4.00% to 11.50%, maturities ranging from 11/01/07 to 05/01/36, valued at $413,102,369) to be repurchased at $405,177,188	405,000	405,000,000	28.8%
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $14,040,000 FHLMC 4.00%, 09/22/09, valued at $13,531,050) to be repurchased at $13,336,577	13,331	13,331,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		451,038,071	32.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,694,102,446)^		$1,846,208,776	131.4%

  ^  The cost for federal income tax purposes is $1,697,366,229.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (43.3%)
COMMON STOCKS — (43.2%)
ABB Grain, Ltd.	549,668	$2,777,605	0.5%
# Adelaide Bank, Ltd.	418,267	4,031,061	0.7%
Adelaide Brighton, Ltd.	2,023,812	3,846,418	0.6%
Ansell, Ltd.	524,924	3,772,602	0.6%
#* Austar United Communications, Ltd.	4,174,881	3,807,757	0.6%
# Australian Pipeline Trust	1,044,663	3,313,739	0.6%
#* Australian Worldwide Exploration, Ltd.	1,650,235	4,193,815	0.7%
# Bank of Queensland, Ltd.	407,863	4,240,432	0.7%
# Bendigo Bank, Ltd.	373,075	3,571,342	0.6%
Campbell Brothers, Ltd.	183,890	2,475,335	0.4%
# Centennial Coal, Ltd.	1,103,702	2,551,463	0.4%
# Coates Hire, Ltd.	931,504	4,421,138	0.7%
* ConnectEast Group	3,850,000	3,273,961	0.5%
Corporate Express Australia, Ltd.	652,837	2,900,708	0.5%
# DCA Group, Ltd.	1,820,485	3,772,294	0.6%
# Envestra, Ltd.	2,941,856	2,524,242	0.4%
# Excel Coal, Ltd.	703,810	4,223,999	0.7%
# FKP, Ltd.	742,332	2,895,592	0.5%
#* Fortescue Metals Group, Ltd.	700,670	4,952,736	0.8%
Futuris Corp., Ltd.	2,317,525	3,614,039	0.6%
# Great Southern Plantations, Ltd.	1,195,805	3,052,657	0.5%
# Gunns, Ltd.	1,268,985	2,648,524	0.4%
#* Hardman Resources, Ltd.	2,454,501	3,100,565	0.5%
Iluka Resources, Ltd.	784,920	3,820,712	0.6%
Incitec Pivot, Ltd.	226,180	3,778,529	0.6%
# Jones (David), Ltd.	1,642,898	3,625,697	0.6%
# Jubilee Mines NL	494,194	2,955,148	0.5%
Minara Resources, Ltd.	1,638,602	2,963,823	0.5%
New Hope Corp., Ltd.	2,828,357	2,572,717	0.4%
Pacific Brands, Ltd.	1,891,266	3,021,722	0.5%
Paperlinx, Ltd.	1,740,109	4,035,665	0.7%
Primary Health Care, Ltd.	442,200	3,911,750	0.7%
# Ramsay Health Care, Ltd.	430,216	3,073,651	0.5%
Reece Australia, Ltd.	251,463	2,867,990	0.5%
#* Roc Oil Co., Ltd.	806,738	2,538,890	0.4%
Rural Press, Ltd.	433,649	3,428,460	0.6%
SFE Corp., Ltd.	334,655	4,124,448	0.7%
# Smorgon Steel Group, Ltd.	3,274,819	4,088,234	0.7%
# Spotless Group, Ltd.	799,269	2,845,866	0.5%
# Ten Network Holdings, Ltd.	1,548,662	3,034,351	0.5%
# Timbercorp, Ltd.	1,013,020	3,029,004	0.5%
# Transfield Services, Ltd.	628,593	4,016,652	0.7%
United Group, Ltd.	393,438	4,211,288	0.7%
## Other Securities		184,147,092	30.1%
TOTAL COMMON STOCKS		332,053,713	54.6%
PREFERRED STOCKS — (0.1%)
Other Securities		490,945	0.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		21,082	0.0%
TOTAL — AUSTRALIA		332,565,740	54.7%
HONG KONG — (23.8%)
COMMON STOCKS — (23.8%)
China Power International Development, Ltd.	7,270,000	2,672,950	0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
First Pacific Co., Ltd.	6,992,000	$2,725,774	0.5%
Guangzhou Investment Co., Ltd.	15,476,000	2,888,679	0.5%
# Li Ning Co., Ltd.	2,510,000	2,461,280	0.4%
Prime Success International Group, Ltd.	4,328,000	2,718,291	0.5%
# Vtech Holdings, Ltd.	588,000	3,063,552	0.5%
## Other Securities		166,121,288	27.2%
TOTAL COMMON STOCKS		182,651,814	30.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		166,399	0.0%
TOTAL — HONG KONG		182,818,213	30.1%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,511	0.0%
NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
## Other Securities		20,572,341	3.4%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		30,291	0.0%
TOTAL — NEW ZEALAND		20,602,632	3.4%
SINGAPORE — (8.6%)
COMMON STOCKS — (8.6%)
# Labroy Marine, Ltd.	3,343,000	2,857,423	0.5%
## Other Securities		62,920,208	10.3%
TOTAL COMMON STOCKS		65,777,631	10.8%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		43,650	0.0%
TOTAL — SINGAPORE		65,821,281	10.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (21.6%)
▲ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $750,993,105 FNMA, rates ranging from 4.00% to 9.50%, maturities ranging from 11/01/07 to 07/01/36, valued at $165,742,088) to be repurchased at $162,563,333	$162,492	162,492,243	26.7%
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $4,049,000 FHLMC 4.00%, 09/22/09, valued at $3,902,224) to be repurchased at $3,845,608	3,844	3,844,000	0.6%
TOTAL TEMPORARY CASH INVESTMENTS		166,336,243	27.3%
TOTAL INVESTMENTS — (100.0%) (Cost $711,725,424)^		$768,147,620	126.3%

  ^  The cost for federal income tax purposes is $711,775,310.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (20.4%)
Bellway P.L.C.	356,982	$7,647,235	0.8%
Bovis Homes Group P.L.C.	428,566	6,354,181	0.7%
First Choice Holidays P.L.C.	1,544,051	6,521,189	0.7%
Greene King P.L.C.	522,707	7,946,560	0.9%
McCarthy & Stone P.L.C.	342,651	5,812,537	0.6%
* MyTravel Group P.L.C.	1,469,706	6,428,742	0.7%
Smith (WH) P.L.C.	635,227	5,711,529	0.6%
Taylor Nelson Sofres P.L.C.	1,605,792	6,914,530	0.8%
## Other Securities		134,745,936	14.7%
Total Consumer Discretionary		188,082,439	20.5%
Consumer Staples — (4.1%)
Wolverhampton & Dudley Breweries P.L.C.	273,138	6,494,704	0.7%
Other Securities		31,553,019	3.4%
Total Consumer Staples		38,047,723	4.1%
Energy — (6.4%)
Burren Energy P.L.C.	421,226	6,787,528	0.7%
* Dana Petroleum P.L.C.	272,368	5,660,794	0.6%
* Soco International P.L.C.	273,929	6,924,283	0.8%
* Venture Production P.L.C.	434,519	5,752,890	0.6%
Wood Group (John) P.L.C.	1,504,358	6,495,667	0.7%
Other Securities		27,404,517	3.0%
Total Energy		59,025,679	6.4%
Financials — (18.9%)
Aberdeen Asset Management P.L.C.	2,223,016	6,256,883	0.7%
Brit Insurance Holdings P.L.C.	1,125,601	5,474,585	0.6%
Brixton P.L.C.	952,536	8,428,063	0.9%
Collins Stewart Tullett P.L.C.	407,502	5,709,185	0.6%
Countrywide P.L.C.	628,110	5,801,126	0.6%
Derwent Valley Holdings P.L.C.	224,683	6,507,144	0.7%
Great Portland Estates P.L.C.	722,131	6,669,622	0.7%
Henderson Group P.L.C.	3,792,654	5,323,549	0.6%
Hiscox P.L.C.	1,606,168	6,191,511	0.7%
London Merchant Securities P.L.C.	1,425,531	5,295,445	0.6%
Shaftesbury P.L.C.	572,839	5,440,782	0.6%
Other Securities		106,749,991	11.6%
Total Financials		173,847,886	18.9%
Health Care — (3.2%)
Total Health Care		29,039,942	3.2%
Industrials — (30.8%)
Arriva P.L.C.	528,607	5,821,553	0.6%
Atkins (WS) P.L.C.	351,983	5,416,494	0.6%
Bodycote International P.L.C.	1,165,044	5,463,661	0.6%
Carillion P.L.C.	965,595	5,601,815	0.6%
* Charter P.L.C.	561,590	8,384,140	0.9%
Cookson Group P.L.C.	681,452	6,608,689	0.7%
Davis Service Group P.L.C.	613,625	5,349,101	0.6%
De La Rue P.L.C.	591,314	5,965,319	0.6%
* easyJet P.L.C.	1,032,000	7,372,398	0.8%
Enodis P.L.C.	1,616,238	6,468,961	0.7%
Forth Ports P.L.C.	162,699	5,530,785	0.6%
Go-Ahead Group P.L.C.	162,870	5,918,596	0.7%
Homeserve P.L.C.	223,948	6,413,030	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
* Invensys P.L.C.	19,290,739	$6,857,860	0.8%
Michael Page International P.L.C.	1,200,784	7,775,573	0.8%
Morgan Crucible Company P.L.C.	1,125,473	5,171,983	0.6%
* Regus Group P.L.C.	3,417,353	6,906,485	0.8%
SIG P.L.C.	445,720	7,243,160	0.8%
VT Group P.L.C.	636,999	5,730,317	0.6%
Weir Group P.L.C.	728,697	5,836,237	0.6%
## Other Securities		157,225,028	17.1%
Total Industrials		283,061,185	30.8%
Information Technology — (10.0%)
Electrocomponents P.L.C.	1,213,222	5,187,334	0.6%
Halma P.L.C.	1,554,692	5,682,202	0.6%
Misys P.L.C.	1,567,012	6,219,256	0.7%
Spectris P.L.C.	508,179	5,746,005	0.6%
Other Securities		68,898,039	7.5%
Total Information Technology		91,732,836	10.0%
Materials — (3.5%)
Total Materials		32,589,108	3.5%
Other — (0.0%)
Total Other		54,301	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		8,225,403	0.9%
Utilities — (1.0%)
Viridian Group P.L.C.	393,733	6,952,774	0.8%
Other Securities		1,849,558	0.2%
Total Utilities		8,802,332	1.0%
TOTAL COMMON STOCKS		912,508,834	99.3%
RIGHTS/WARRANTS — (0.1%)
* Other Securities		578,110	0.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
▲ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $34,909,134 FHLMC 5.658%(r), 04/01/32 & FNMA 5.173%(r), 11/01/35, valued at $4,459,066) to be repurchased at $4,373,546	$4,372	4,371,633	0.4%
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $2,748,000 FHLMC 4.00%, 09/22/09, valued at $2,648,385) to be repurchased at $2,610,091	2,609	2,609,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		6,980,633	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $687,201,690)^		$920,067,577	100.1%

  ^  The cost for federal income tax purposes is $687,213,240.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.1%)
COMMON STOCKS — (2.1%)
# Boehler-Uddeholm AG	104,608	$5,713,341	0.4%
## Other Securities		31,487,795	2.0%
TOTAL — AUSTRIA		37,201,136	2.4%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
Ackermans & Van Haaren SA	74,360	5,411,343	0.4%
## Other Securities		50,274,218	3.3%
TOTAL — BELGIUM		55,685,561	3.7%
DENMARK — (3.1%)
COMMON STOCKS — (3.1%)
## Other Securities		55,770,958	3.7%
FINLAND — (4.6%)
COMMON STOCKS — (4.6%)
# Amer Sports Oyj Series A	257,810	5,379,800	0.4%
Huhtamaki Oyj	298,450	5,298,833	0.4%
Uponor Oyj Series A	192,000	5,183,818	0.4%
## Other Securities		67,215,115	4.3%
TOTAL — FINLAND		83,077,566	5.5%
FRANCE — (10.8%)
COMMON STOCKS — (10.8%)
* Compagnie Generale de Geophysique SA	37,105	6,366,220	0.4%
Fimalac SA	111,143	8,757,462	0.6%
# Havas SA	935,166	4,765,202	0.3%
# Nexans SA	72,576	5,157,437	0.4%
# SCOR SA	2,821,430	6,162,335	0.4%
# Somfy SA	22,900	5,860,393	0.4%
## Other Securities		157,082,018	10.3%
TOTAL COMMON STOCKS		194,151,067	12.8%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		9,142	0.0%
TOTAL — FRANCE		194,160,209	12.8%
GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
Bilfinger Berger AG	112,274	6,097,138	0.4%
Douglas Holding AG	105,237	4,854,481	0.3%
*# QIAGEN NV	400,079	5,418,736	0.4%
Stada Arzneimittel AG	164,610	6,548,207	0.4%
United Internet AG	371,216	5,289,898	0.4%
* Wincor Nixdorf AG	50,438	6,390,020	0.4%
## Other Securities		154,676,903	10.1%
TOTAL — GERMANY		189,275,383	12.4%
GREECE — (4.2%)
COMMON STOCKS — (4.2%)
Bank of Greece	43,172	5,140,223	0.4%
Other Securities		69,345,993	4.5%
TOTAL COMMON STOCKS		74,486,216	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		18,263	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
* Other Securities		$68,733	0.0%
TOTAL — GREECE		74,573,212	4.9%
IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
DCC P.L.C.	292,359	7,019,532	0.5%
FBD Holdings P.L.C.	132,521	6,295,149	0.4%
IAWS Group P.L.C.	368,887	6,508,729	0.4%
Other Securities		30,296,460	2.0%
TOTAL — IRELAND		50,119,870	3.3%
ITALY — (6.5%)
COMMON STOCKS — (6.5%)
## Other Securities		116,091,885	7.6%
NETHERLANDS — (6.7%)
COMMON STOCKS — (6.7%)
Aalberts Industries NV	73,378	5,387,801	0.4%
*# Hagemeyer NV	1,576,607	7,262,970	0.5%
Koninklijke Bam Groep NV	264,205	5,242,268	0.3%
# Nutreco Holding NV	97,165	6,224,501	0.4%
# Stork NV	102,733	5,502,631	0.4%
United Services Group NV	69,746	5,336,427	0.3%
## Other Securities		84,366,399	5.5%
TOTAL — NETHERLANDS		119,322,997	7.8%
NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
Prosafe ASA	88,380	5,397,643	0.4%
* TGS Nopec Geophysical Co. ASA	316,440	5,607,633	0.4%
Tomra Systems ASA	616,328	4,998,895	0.3%
## Other Securities		49,989,960	3.2%
TOTAL — NORWAY		65,994,131	4.3%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
## Other Securities		17,814,348	1.2%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
## Other Securities		68,645,272	4.5%
SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
* Capio AB, Goethenburg	310,200	5,565,617	0.4%
Elekta AB Series B	317,200	5,370,352	0.4%
JM AB	332,532	5,277,796	0.4%
Kungsleden AB	432,600	5,069,780	0.3%
# Meda AB Series A	255,575	5,322,068	0.4%
Nobia AB	144,500	4,693,419	0.3%
## Other Securities		97,288,333	6.3%
TOTAL COMMON STOCKS		128,587,365	8.5%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		41,324	0.0%
TOTAL — SWEDEN		128,628,689	8.5%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (14.2%)
COMMON STOCKS — (14.2%)
* Actelion, Ltd.	51,203	$5,158,828	0.3%
Clariant AG	599,053	8,481,523	0.6%
Converium Holding AG	546,150	5,969,499	0.4%
* Fischer (Georg) AG	11,518	4,933,163	0.3%
Kuoni Reisen Holding AG	13,794	7,730,059	0.5%
* Logitech International SA	123,595	4,777,946	0.3%
Lonza Group AG	127,723	8,743,028	0.6%
Phonak Holding AG	133,842	8,360,837	0.6%
PSP Swiss Property AG	148,025	7,646,481	0.5%
Rieters Holdings AG	14,921	5,730,357	0.4%
* Sika AG	8,623	9,570,904	0.6%
Sulzer AG	14,002	10,487,102	0.7%
*# Unaxis Holding AG	27,910	7,748,337	0.5%
Valiant Holding AG	60,231	6,597,170	0.4%
## Other Securities		151,492,230	9.9%
TOTAL COMMON STOCKS		253,427,464	16.6%
PREFERRED STOCKS — (0.0%)
Other Securities		939,651	0.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		15,622	0.0%
TOTAL — SWITZERLAND		254,382,737	16.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (15.6%)
▲ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $28,545,108 FNMA 5.986%(r), 12/01/27 & 5.669%(r), 03/01/36, valued at $11,325,436) to be repurchased at $11,108,226	$11,103	11,103,368	0.8%
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $19,635,000 FHLMC 4.00%, 09/22/09, valued at $18,923,231) to be repurchased at $18,650,799	18,643	18,643,000	1.2%
▲ Repurchase Agreement, UBS Warburg LLC 5.25%, 07/03/06 (Collateralized by $349,938,748 FHLMC, rates ranging from 5.00% to 6.00%, maturities ranging from 08/01/18 to 06/01/36 & FNMA, rates ranging from 4.00% to 11.00%, maturities ranging from 09/01/18 to 01/01/36, valued at $255,000,726) to be repurchased at $250,109,375	250,000	250,000,000	16.4%
TOTAL TEMPORARY CASH INVESTMENTS		279,746,368	18.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,301,371,597)^		$1,790,490,322	117.7%

  ^  The cost for federal income taxes is $1,301,372,551.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (76.3%)
Industrials — (22.1%)
Amano Corp.	184,000	$2,941,600	0.3%
Japan Steel Works, Ltd.	846,000	3,830,379	0.3%
* JFE Shoji Holdings, Inc.	615,000	2,975,323	0.3%
Nabtesco Corp.	309,000	3,444,838	0.3%
Nachi-Fujikoshi Corp.	604,000	2,923,102	0.3%
Nissha Printing Co., Ltd.	115,000	2,822,239	0.3%
Okuma Corp.	359,640	3,222,882	0.3%
Ryobi, Ltd.	447,000	2,728,525	0.2%
# Sankyu, Inc., Tokyo	730,000	3,304,006	0.3%
# Shima Seiki Manufacturing Co., Ltd.	98,300	2,647,611	0.2%
Tokyo Leasing Co., Ltd.	165,200	2,766,406	0.2%
Toshiba Machine Co., Ltd.	366,000	3,256,933	0.3%
Tsubakimoto Chain Co.	435,000	2,813,591	0.3%
UFJ Central Leasing Co., Ltd.	53,000	2,607,517	0.2%
## Other Securities		288,467,063	24.9%
Total Industrials		330,752,015	28.7%
Consumer Discretionary — (17.0%)
# Avex, Inc.	112,900	2,654,782	0.2%
Exedy Corp.	129,400	3,460,194	0.3%
Kanto Auto Works, Ltd.	180,600	2,670,203	0.2%
# Matsuzakaya Co., Ltd.	445,077	3,604,909	0.3%
# Nippon Seiki Co., Ltd.	156,000	2,696,201	0.2%
Nishimatsuya Chain Co., Ltd.	89,700	3,514,466	0.3%
# PanaHome Corp.	408,000	2,601,805	0.2%
# Resorttrust, Inc.	95,640	3,000,781	0.3%
Right On Co., Ltd.	76,625	3,788,947	0.3%
Sanyo Shokai, Ltd.	349,000	2,829,302	0.3%
Toyo Tire & Rubber Co., Ltd.	541,000	2,665,557	0.2%
# Zenrin Co., Ltd.	95,900	3,204,673	0.3%
## Other Securities		218,541,972	19.1%
Total Consumer Discretionary		255,233,792	22.2%
Information Technology — (9.2%)
Canon Electronics, Inc.	71,000	2,701,110	0.2%
Hitachi Information Systems, Ltd.	111,400	2,639,940	0.2%
Hitachi Kokusai Electric, Inc.	258,000	2,682,525	0.2%
# Horiba, Ltd.	100,000	2,791,280	0.2%
# Trans Cosmos, Inc.	53,800	2,716,896	0.2%
Uniden Corp.	197,000	3,725,482	0.3%
Yamatake Corp.	125,700	2,607,363	0.2%
## Other Securities		118,008,831	10.5%
Total Information Technology		137,873,427	12.0%
Materials — (8.2%)
# NOF Corp.	523,000	2,641,093	0.2%
# Sanyo Special Steel Co., Ltd.	432,000	3,173,108	0.3%
Shin-Etsu Polymer Co., Ltd.	212,000	2,966,468	0.3%
# Sumitomo Titanium Corp.	39,000	6,285,690	0.5%
## Other Securities		108,058,424	9.4%
Total Materials		123,124,783	10.7%
Financials — (8.1%)
Akita Bank, Ltd.	511,000	2,726,339	0.2%
Bank of the Ryukyus, Ltd.	74,380	2,629,892	0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Cosmo Securities Co., Ltd.	1,099,000	$2,843,611	0.2%
# Eighteenth Bank, Ltd.	452,000	2,975,582	0.3%
Kiyo Bank, Ltd.	1,083,000	2,595,515	0.2%
Minato Bank, Ltd.	965,000	3,146,759	0.3%
Toho Bank, Ltd.	578,000	2,971,922	0.3%
Tokai Tokyo Securities Co., Ltd.	740,250	3,044,778	0.3%
Tokyo Tomin Bank, Ltd.	70,500	2,617,700	0.2%
Yamagata Bank, Ltd.	456,000	2,590,785	0.2%
## Other Securities		92,913,479	8.1%
Total Financials		121,056,362	10.5%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	151,000	2,894,891	0.3%
## Other Securities		105,087,986	9.1%
Total Consumer Staples		107,982,877	9.4%
Health Care — (3.0%)
Mochida Pharmaceutical Co., Ltd.	330,000	2,794,420	0.2%
# Topcon Corp.	120,000	3,530,340	0.3%
## Other Securities		39,305,632	3.5%
Total Health Care		45,630,392	4.0%
Energy — (0.9%)
## Total Energy		12,769,140	1.1%
Telecommunication Services — (0.6%)
Total Telecommunication Services		8,319,176	0.7%
Other — (0.0%)
Total Other		482,705	0.0%
TOTAL COMMON STOCKS		1,143,224,669	99.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (23.7%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $6,953,924 U.S. STRIPS 02/15/09, valued at $6,053,359) to be repurchased at $5,934,666	$5,934	5,934,015	0.5%
▲ Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357) to be repurchased at $20,002,206	20,000	20,000,000	1.8%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0% to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at $331,500,790) to be repurchased at $325,035,840	325,000	325,000,000	28.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,765,740) to be repurchased at $4,695,506	4,695	4,695,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		355,629,015	30.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,327,263,759)		$1,498,853,684	130.2%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.8%)
COMMON STOCKS — (44.7%)
# ABB Grain, Ltd.	389,031	$2,064,717	0.5%
ABC Learning Centres, Ltd.	729,584	3,903,855	1.0%
# Adelaide Bank, Ltd.	284,576	2,779,126	0.7%
Adelaide Brighton, Ltd.	1,513,416	2,288,398	0.6%
Arrow Pharmaceuticals, Ltd.	787,475	1,702,702	0.4%
#* Austar United Communications, Ltd.	3,280,450	2,807,461	0.7%
Australian Pharmaceutical Industries, Ltd.	717,359	1,710,269	0.4%
Australian Pipeline Trust	752,465	2,161,220	0.6%
# Bank of Queensland, Ltd.	270,041	2,945,540	0.8%
Bendigo Bank, Ltd.	367,307	3,249,490	0.8%
# Centennial Coal, Ltd.	738,486	2,175,134	0.6%
# Coates Hire, Ltd.	686,393	2,613,691	0.7%
Corporate Express Australia, Ltd.	479,055	2,157,286	0.6%
# Envestra, Ltd.	2,038,400	1,736,178	0.4%
# Excel Coal, Ltd.	552,310	2,682,663	0.7%
FKP, Ltd.	496,336	1,720,561	0.4%
# Flight Centre, Ltd.	263,233	1,937,141	0.5%
#* Fortescue Metals Group, Ltd.	591,213	2,152,535	0.6%
Futuris Corp., Ltd.	1,834,464	2,663,562	0.7%
# Great Southern Plantations, Ltd.	834,289	1,944,329	0.5%
# Gunns, Ltd.	921,934	1,995,132	0.5%
#* Hardman Resources, Ltd.	1,706,925	2,381,887	0.6%
Healthscope, Ltd.	517,334	2,296,002	0.6%
# Jones (David), Ltd.	1,190,508	2,120,094	0.5%
# Jubilee Mines NL	358,412	1,908,425	0.5%
# MacArthur Coal, Ltd.	482,490	1,898,769	0.5%
# Nufarm, Ltd.	287,774	2,423,310	0.6%
#* Oxiana, Ltd.	3,013,469	3,073,919	0.8%
Pacific Brands, Ltd.	1,312,211	2,770,956	0.7%
#* Paladin Resources, Ltd.	1,233,382	1,906,368	0.5%
Paperlinx, Ltd.	1,465,430	3,690,921	0.9%
Primary Health Care, Ltd.	327,067	2,676,640	0.7%
Ramsay Health Care, Ltd.	425,740	3,089,485	0.8%
Reece Australia, Ltd.	251,463	2,702,427	0.7%
Seven Network, Ltd.	354,582	2,137,885	0.5%
SFE Corp., Ltd.	334,655	3,287,848	0.8%
# Sigma Co., Ltd.	375,345	3,778,026	1.0%
Sims Group, Ltd.	150,718	1,893,092	0.5%
Smorgon Steel Group, Ltd.	2,267,594	2,445,189	0.6%
# Spotless Group, Ltd.	541,495	1,924,987	0.5%
# Ten Network Holdings, Ltd.	1,081,877	2,757,564	0.7%
Transfield Services, Ltd.	444,810	2,589,383	0.7%
United Group, Ltd.	326,858	2,729,995	0.7%
## Other Securities		108,217,992	27.0%
TOTAL COMMON STOCKS		214,092,154	54.1%
PREFERRED STOCKS — (0.1%)
Other Securities		492,556	0.1%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		43,053	0.0%
TOTAL — AUSTRALIA		214,627,763	54.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
Giordano International, Ltd.	2,992,000	$1,686,601	0.4%
Hengan International Group Co., Ltd.	1,800,000	1,888,835	0.5%
## Other Securities		94,137,658	23.8%
TOTAL COMMON STOCKS		97,713,094	24.7%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		5,849	0.0%
TOTAL — HONG KONG		97,718,943	24.7%
SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
Jaya Holdings, Ltd.	2,733,000	2,004,320	0.5%
Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,723,958	0.4%
Straits Trading Co., Ltd.	1,117,200	1,861,008	0.5%
## Other Securities		51,687,186	13.1%
TOTAL COMMON STOCKS		57,276,472	14.5%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		104,029	0.0%
TOTAL — SINGAPORE		57,380,501	14.5%
NEW ZEALAND — (4.6%)
COMMON STOCKS — (4.6%)
New Zealand Refining Co., Ltd.	812,890	3,259,449	0.8%
Waste Management NZ, Ltd.	430,471	1,888,981	0.5%
## Other Securities		16,729,738	4.2%
TOTAL — NEW ZEALAND		21,878,168	5.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,624	0.0%
PREFERRED STOCKS — (0.0%)
* Other Securities		1,041	0.0%
TOTAL — MALAYSIA		4,665	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.2%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased at $6,167,796	$6,167	6,167,119	1.6%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be repurchased at $80,008,822	80,000	80,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at $936,880) to be repurchased at $923,099	923	923,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		87,090,119	22.0%
TOTAL INVESTMENTS — (100.0%) (Cost $455,406,254)		$478,700,159	120.9%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (98.9%)
Industrials — (30.3%)
Aggreko P.L.C.	873,478	$3,828,696	0.6%
Atkins (WS) P.L.C.	335,639	4,270,593	0.7%
*# Avis Europe P.L.C.	3,154,308	3,776,944	0.6%
Bodycote International P.L.C.	1,028,769	3,892,465	0.6%
Carillion P.L.C.	704,258	3,662,774	0.6%
* Charter P.L.C.	535,144	4,576,793	0.7%
* Cookson Group P.L.C.	622,740	4,114,497	0.6%
Davis Service Group P.L.C.	543,317	4,272,788	0.7%
De La Rue P.L.C.	570,550	4,147,113	0.6%
* Easyjet P.L.C.	1,068,671	6,067,388	0.9%
FKI P.L.C.	1,814,803	3,542,333	0.6%
Forth Ports P.L.C.	147,272	3,722,726	0.6%
Go-Ahead Group P.L.C.	150,627	4,018,169	0.6%
Homeserve P.L.C.	214,834	4,357,649	0.7%
* Invensys P.L.C.	13,306,332	4,016,805	0.6%
Laing (John) P.L.C.	788,527	3,938,244	0.6%
Michael Page International P.L.C.	1,123,179	4,964,627	0.8%
* Morgan Crucible Company P.L.C.	1,125,473	4,455,972	0.7%
* Regus Group P.L.C.	3,183,469	5,203,516	0.8%
SIG P.L.C.	417,391	5,148,649	0.8%
Spirax-Sarco Engineering P.L.C.	260,136	3,890,689	0.6%
Ultra Electronics Holdings P.L.C.	226,846	3,561,602	0.6%
VT Group P.L.C.	590,699	3,916,836	0.6%
Weir Group P.L.C.	689,632	4,448,188	0.7%
Other Securities		94,101,066	14.4%
Total Industrials		195,897,122	30.3%
Consumer Discretionary — (21.2%)
Bellway P.L.C.	356,982	6,340,393	1.0%
Bovis Homes Group P.L.C.	375,474	4,701,650	0.7%
First Choice Holidays P.L.C.	1,254,193	4,632,978	0.7%
Greene King P.L.C.	453,242	5,436,272	0.8%
Pendragon P.L.C.	430,171	3,589,718	0.6%
Redrow P.L.C.	501,817	4,212,449	0.7%
Smith (WH) P.L.C.	586,196	3,955,463	0.6%
## Other Securities		104,219,829	16.1%
Total Consumer Discretionary		137,088,752	21.2%
Financials — (16.2%)
Brixton P.L.C.	952,536	6,638,820	1.0%
Capital & Regional P.L.C.	261,206	3,755,888	0.6%
Collins Stewart Tullett P.L.C.	407,502	4,077,132	0.6%
Derwent Valley Holdings P.L.C.	219,683	5,272,331	0.8%
Great Portland Estates P.L.C.	702,027	4,833,859	0.8%
Hiscox P.L.C.	1,522,744	5,676,541	0.9%
Jardine Lloyd Thompson Group P.L.C.	577,063	4,871,043	0.8%
London Merchant Securities P.L.C.	1,367,187	5,543,138	0.9%
Other Securities		64,306,285	9.8%
Total Financials		104,975,037	16.2%
Information Technology — (9.5%)
Halma P.L.C.	1,415,413	4,146,413	0.6%
Spectris P.L.C.	470,110	4,992,698	0.8%
Other Securities		52,393,472	8.1%
Total Information Technology		61,532,583	9.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Energy — (7.3%)
Burren Energy P.L.C.	421,226	$6,591,322	1.0%
* Dana Petroleum P.L.C.	261,198	4,169,082	0.6%
Paladin Resources P.L.C.	1,038,531	6,380,904	1.0%
Wood Group (John) P.L.C.	1,407,609	4,940,744	0.8%
Other Securities		24,865,993	3.9%
Total Energy		46,948,045	7.3%
Consumer Staples — (5.3%)
Dairy Crest Group P.L.C.	411,682	3,563,451	0.6%
Northern Foods P.L.C.	1,742,847	4,619,707	0.7%
Wolverhampton & Dudley Breweries P.L.C.	246,522	5,317,861	0.8%
Other Securities		20,962,869	3.2%
Total Consumer Staples		34,463,888	5.3%
Health Care — (4.2%)
Isoft Group P.L.C.	737,364	4,852,158	0.8%
## Other Securities		22,244,288	3.4%
Total Health Care		27,096,446	4.2%
Materials — (3.6%)
Croda International P.L.C.	451,631	3,514,436	0.6%
Other Securities		19,934,437	3.0%
Total Materials		23,448,873	3.6%
Telecommunication Services — (1.3%)
## Total Telecommunication Services		8,616,875	1.3%
Other — (0.0%)
Total Other		66,172	0.0%
TOTAL COMMON STOCKS		640,133,793	98.9%
RIGHTS/WARRANTS — (0.1%)
* Other Securities		341,648	0.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at $4,555,897	$4,555	4,555,397	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be repurchased at $2,047,221	2,047	2,047,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		6,602,397	1.0%
TOTAL INVESTMENTS — (100.0%) (Cost $519,429,840)		$647,077,838	100.0%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2005

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (14.0%)
COMMON STOCKS — (13.9%)
* Actelion, Ltd.	51,203	$4,985,032	0.5%
* Converium Holding AG	415,436	3,985,338	0.4%
* Fischer (Georg) AG, Schaffhausen	10,581	3,404,824	0.3%
# Kudelski SA	106,944	3,245,002	0.3%
Kuoni Reisen Holding AG	8,800	3,410,157	0.3%
Phonak Holding AG	125,848	5,349,222	0.5%
* PSP Swiss Property AG	145,267	6,189,176	0.6%
Rieters Holdings AG	13,476	3,868,189	0.4%
Sig Holding AG	18,251	3,812,194	0.4%
* Sika Finanz AG, Baar	6,399	4,825,811	0.5%
Sulzer AG, Winterthur	11,528	5,547,000	0.6%
*# Unaxis Holding AG	27,910	3,915,838	0.4%
# Valiant Holding AG	49,473	4,307,006	0.4%
## Other Securities		98,487,133	10.2%
TOTAL COMMON STOCKS		155,331,922	15.8%
PREFERRED STOCKS — (0.1%)
Other Securities		755,963	0.1%
TOTAL — SWITZERLAND		156,087,885	15.9%
FRANCE — (12.6%)
COMMON STOCKS — (12.5%)
# Electricite de Strasbourg	23,784	3,543,776	0.4%
Fimalac SA	111,143	7,072,115	0.7%
# NRJ Group	143,499	3,212,125	0.3%
SCOR SA	2,575,766	5,199,151	0.5%
# Somfy SA	22,900	4,645,221	0.5%
# Taittinger SA	12,700	5,043,257	0.5%
## Other Securities		111,016,958	11.3%
TOTAL COMMON STOCKS		139,732,603	14.2%
RIGHTS/WARRANTS — (0.1%)
* Other Securities		453,468	0.1%
TOTAL — FRANCE		140,186,071	14.3%
GERMANY — (10.5%)
COMMON STOCKS — (10.5%)
Bilfinger & Berger Bau AG	77,023	3,448,410	0.4%
K & S Aktiengesellschaft AG	55,500	3,509,509	0.4%
Leoni AG	112,500	3,553,975	0.4%
*# Qiagen NV	386,783	4,371,835	0.5%
Stada Arzneimittel AG	139,858	4,471,945	0.5%
United Internet AG	92,804	3,299,828	0.3%
## Other Securities		94,378,349	9.4%
TOTAL — GERMANY		117,033,851	11.9%
SWEDEN — (7.3%)
COMMON STOCKS — (7.3%)
* Boliden AB	613,400	3,838,160	0.4%
* Capio AB	183,100	3,225,193	0.3%
Castellum AB	94,000	3,419,904	0.4%
Trelleborg AB Series B	202,600	3,354,580	0.4%
## Other Securities		67,820,461	6.8%
TOTAL — SWEDEN		81,658,298	8.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (7.2%)
COMMON STOCKS — (7.2%)
Aalberts Industries NV	64,707	$3,236,246	0.3%
Boskalis Westminster NV	65,442	3,775,311	0.4%
Buhrmann NV	252,113	3,330,049	0.3%
# Getronics NV	341,904	4,110,904	0.4%
*# Hagemeyer NV	1,576,607	4,356,507	0.4%
Koninklijke Bam Groep NV	52,841	4,719,781	0.5%
Nutreco Holding NV	82,141	3,530,222	0.4%
Oce NV	247,116	3,517,749	0.4%
Stork NV	86,944	3,269,210	0.3%
## Other Securities		46,693,953	4.8%
TOTAL — NETHERLANDS		80,539,932	8.2%
ITALY — (6.0%)
COMMON STOCKS — (6.0%)
*# Valentino Fashion Group SpA	138,000	3,322,386	0.4%
## Other Securities		63,884,359	6.4%
TOTAL — ITALY		67,206,745	6.8%
GREECE — (4.6%)
COMMON STOCKS — (4.6%)
Bank of Greece	43,172	4,791,763	0.5%
Motor Oil (Hellas) Corinth Refineries S.A.	343,240	7,461,653	0.8%
Other Securities		39,388,652	4.0%
TOTAL COMMON STOCKS		51,642,068	5.3%
PREFERRED STOCKS — (0.0%)
Other Securities		13,031	0.0%
TOTAL — GREECE		51,655,099	5.3%
NORWAY — (3.8%)
COMMON STOCKS — (3.8%)
# Tomra Systems ASA	461,928	3,227,340	0.3%
## Other Securities		39,733,889	4.1%
TOTAL — NORWAY		42,961,229	4.4%
DENMARK — (3.8%)
COMMON STOCKS — (3.8%)
East Asiatic Co., Ltd.	37,723	3,410,364	0.4%
## Other Securities		39,054,706	3.9%
TOTAL — DENMARK		42,465,070	4.3%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
## Other Securities		42,317,985	4.3%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		30,470	0.0%
TOTAL — SPAIN		42,348,455	4.3%
FINLAND — (3.8%)
COMMON STOCKS — (3.8%)
## Other Securities		41,852,519	4.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (3.7%)
COMMON STOCKS — (3.7%)
Ackermans & Van Haaren SA	67,862	$3,806,580	0.4%
Bekaert SA	41,401	3,266,927	0.3%
## Other Securities		33,814,041	3.5%
TOTAL — BELGIUM		40,887,548	4.2%
IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
DCC P.L.C.	197,116	3,544,124	0.4%
IAWS Group P.L.C.	275,215	3,865,697	0.4%
Other Securities		23,928,249	2.4%
TOTAL — IRELAND		31,338,070	3.2%
AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
*# Betandwin.com Interactive Entertainment AG	40,984	3,408,489	0.4%
Boehler-Uddeholm AG	26,152	4,255,087	0.4%
* CA Immobilien Anlagen AG	134,542	3,339,606	0.3%
## Other Securities		18,648,126	1.9%
TOTAL COMMON STOCKS		29,651,308	3.0%
RIGHTS/WARRANTS — (0.0%)
* Other Securities		497	0.0%
TOTAL — AUSTRIA		29,651,805	3.0%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
## Other Securities		11,897,160	1.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (12.3%)
▲ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $17,189,638 U.S. STRIPS, 02/15/09, valued at $14,963,503) to be repurchased at $14,670,100	$14,668	14,668,491	1.5%
▲ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be repurchased at $120,013,233	120,000	120,000,000	12.2%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,106,020) to be repurchased at $2,074,224	2,074	2,074,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		136,742,491	13.9%
TOTAL INVESTMENTS — (100.0%) (Cost $838,397,270)		$1,114,512,228	113.5%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2006

(Amounts in thousands)

(Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $409,360 $142,379, $2,888 and $241,456 of securities on loan, respectively)	$1,395,171	$601,811	$913,087	$1,510,744
Temporary Cash Investments at Value (Cost $451,038, $166,336, $6,981 and $279,746, respectively)	451,038	166,336	6,981	279,746
Foreign Currencies at Value	17,204	5,361	7,894	22,791
Cash	16	15	15	15
Receivables:
Investment Securities Sold	—	2,339	2,245	—
Dividends, Interest and Tax Reclaims	5,501	655	3,467	2,686
Securities Lending Income	764	173	3	398
Fund Shares Sold	3,500	2,500	—	6,500
Prepaid Expenses and Other Assets	3	2	2	5
Total Assets	1,873,197	779,192	933,694	1,822,885
LIABILITIES:
Payables:
Upon Return of Securities Loaned	437,707	162,492	4,372	261,103
Investment Securities Purchased	30,110	8,403	10,351	39,943
Due to Advisor	112	47	74	120
Accrued Expenses and Other Liabilities	64	44	28	71
Total Liabilities	467,993	170,986	14,825	301,237
NET ASSETS	$1,405,204	$608,206	$918,869	$1,521,648

Investments at Cost	$1,243,064	$545,389	$680,221	$1,021,625

Foreign Currencies at Cost	$16,935	$5,297	$7,780	$22,396

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $326,167, $76,239, $4,185 and $125,124 of securities on loan, respectively)	$1,143,225	$391,610	$640,476	$977,770
Temporary Cash Investments at Value (Cost $355,629, $87,090 $6,602 and $136,742, respectively)	355,629	87,090	6,602	136,742
Foreign Currencies at Value	2,200	1,789	776	1,601
Cash	15	16	16	15
Receivables:
Investment Securities Sold	1,643	2,254	412	2,667
Dividends, Interest and Tax Reclaims	3,246	1,897	983	1,206
Securities Lending Income	454	86	4	147
Fund Shares Sold	838	—	—	350
Prepaid Expenses and Other Assets	1	—	1	1
Total Assets	1,507,251	484,742	649,270	1,120,499
LIABILITIES:
Payables:
Upon Return of Securities Loaned	350,934	86,167	4,555	134,668
Investment Securities Purchased	4,688	2,558	1,559	3,702
Due to Advisor	94	32	52	81
Accrued Expenses and Other Liabilities	106	62	66	110
Total Liabilities	355,822	88,819	6,232	138,561
NET ASSETS	$1,151,429	$395,923	$643,038	$981,938

Investments at Cost	$971,635	$368,316	$512,828	$701,655

Foreign Currencies at Cost	$2,202	$1,788	$790	$1,594

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2005

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $784, $334, $0 and $2,704, respectively)	$10,405	$15,440	$16,687	$18,376
Interest	204	80	133	190
Income from Securities Lending	4,174	866	74	1,966
Total Investment Income	14,783	16,386	16,894	20,532
Expenses
Investment Advisory Services Fees	857	356	495	856
Accounting & Transfer Agent Fees	651	399	484	654
Custodian Fees	286	186	102	455
Legal Fees	4	2	2	4
Audit Fees	8	3	5	8
Shareholders' Reports	7	—	4	7
Trustees' Fees & Expenses	10	4	5	8
Other	30	8	10	29
Total Expenses	1,853	958	1,107	2,021
Net Investment Income (Loss)	12,930	15,428	15,787	18,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	24,072	15,727	14,748	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(553)	33	(335)	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,804	77	30,824	17,382
Translation of Foreign Currency Denominated Amounts	(324)	(11)	(3)	(163)
Net Realized and Unrealized Gain (Loss)	225,999	15,826	45,234	115,513
Net Increase (Decrease) in Net Assets Resulting from Operations	$238,929	$31,254	$61,021	$134,024

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,930	$6,488	$15,428	$7,693	$15,787	$7,631	$18,511	$11,410
Net Realized Gain (Loss) on Investment Securities Sold	24,072	4,671	15,727	8,924	14,748	7,907	98,606	20,346
Net Realized Gain (Loss) on Foreign Currency Transactions	(553)	(28)	33	69	(335)	(42)	(312)	114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,804	101,600	77	37,804	30,824	56,621	17,382	139,855
Translation of Foreign Currency Denominated Amounts	(324)	127	(11)	16	(3)	(12)	(163)	(20)
Net Increase (Decrease) in Net Assets Resulting from Operations	238,929	112,858	31,254	54,506	61,021	72,105	134,024	171,705
Transactions in Interest:
Contributions	327,851	214,817	96,480	82,852	215,506	148,279	232,255	70,258
Withdrawals	(20,483)	(6,242)	(14,810)	(11,124)	(11,252)	(3,538)	(38,985)	(35,726)
Net Increase (Decrease) from Transactions in Interest	307,368	208,575	81,670	71,728	204,254	144,741	193,270	34,532
Total Increase (Decrease) in Net Assets	546,297	321,433	112,924	126,234	265,275	216,846	327,294	206,237
Net Assets
Beginning of Period	605,132	283,699	282,999	156,765	377,763	160,917	654,644	448,407
End of Period	$1,151,429	$605,132	$395,923	$282,999	$643,038	$377,763	$981,938	$654,644

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	31.03%	32.73%	47.87%	(9.62)%	(13.51)%
Net Assets, End of Period (thousands)	$1,151,429	$605,132	$283,699	$195,047	$196,187
Ratio of Expenses to Average Net Assets	0.22%	0.27%	0.28%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.45%	1.41%	1.26%	1.41%
Portfolio Turnover Rate	6%	5%	16%	5%	9%
	The United Kingdom Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	12.88%	29.68%	44.65%	(4.67)%	(4.89)%
Net Assets, End of Period (thousands)	$643,038	$377,763	$160,917	$98,899	$96,741
Ratio of Expenses to Average Net Assets	0.22%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.70%	3.25%	3.03%	2.86%
Portfolio Turnover Rate	12%	7%	7%	6%	14%

	The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	10%	11%	15%	26%	10%
	The Continental Small Company Series
	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
Total Return	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2005

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which four are included in this report (the "Portfolios"):

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10	of 1%

The Asia Pacific Small Company Series	0.10	of 1%

The United Kingdom Small Company Series	0.10	of 1%

The Continental Small Company Series	0.10	of 1%

Fees Paid to Officers and Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust.

For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$15

The Asia Pacific Small Company Series	6

The United Kingdom Small Company Series	9

The Continental Small Company Series	15

E.  Purchases and Sales of Securities:

For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Japanese Small Company Series	$375,246	$50,988
The Asia Pacific Small Company Series	135,680	35,895
The United Kingdom Small Company Series	282,022	58,602
The Continental Small Company Series	365,937	153,448

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". During the year ended November 30, 2005, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$3,748	$1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008

At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$1,334,276	$264,225	$(99,647)	$164,578
The Asia Pacific Small Company Series	456,685	93,313	(71,298)	22,015
The United Kingdom Small Company Series	521,607	162,792	(37,321)	125,471
The Continental Small Company Series	839,232	315,876	(40,596)	275,280

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Japanese Small Company Series	3.15%	$200	1	—	$200
The Asia Pacific Small Company Series	3.99%	308	5	—	340
The United Kingdom Small Company Series	3.80%	1,192	10	$1	2,700
The Continental Small Company Series	4.78%	1,913	4	1	6,452

There were no outstanding borrowings under the line of credit at November 30, 2005.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  Securities Lending:

As of November 30, 2005, some of the Trusts' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of foreign securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The DFA Investment Trust Company

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly The Pacific Rim Small Company Series), The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

FUND MANAGEMENT
NOVEMBER 30, 2005

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	DFA ITC - since 2003 DFA IDG - since 2003 DFA DIG - since 2003 DEM - since 2003	79 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 2775 Sand Hill Rd Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	79 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 1101 East 58th Street, Chicago, IL 60637 Date of Birth: 4/30/53	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	79 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors**

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman,
Trustee, Chief Executive
Officer, Chief Investment
Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Date of Birth: 12/02/46	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	79 portfolios in 4 investment companies	Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield* Chairman and Director of DFAIDG, DIG and DEM. Trustee and Chairman of DFAITC. 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	79 portfolios in 4 investment companies	Chairman and Director (and prior to 1/1/2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM, Chairman, Trustee (and prior to 1/1/2003, Chief Investment Officer) of DFAITC. Director and formerly President of Dimensional Fund Advisors Ltd., Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  **  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Date of Birth: 7/1/71	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Date of Birth: 1/4/66	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Date of Birth: 11/7/55	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Date of Birth: 1/24/67	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Date of Birth: 8/20/72	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark Vice President Date of Birth: 4/8/41	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President Date of Birth: 12/21/65	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis Vice President Date of Birth: 11/29/56	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at Kansas State University. Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere Vice President Date of Birth: 10/8/57	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Vice President Date of Birth: 3/18/70	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional. Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice Vice President and Assistant Secretary Date of Birth: 8/5/65	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Date of Birth: 1/21/61	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Gretchen A. Flicker Vice President Date of Birth: 6/9/71	Since 2004	Vice President of all DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Date of Birth: 11/24/61	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Vice President Date of Birth: 9/22/67	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Vice President, Controller and Assistant Treasurer Date of Birth: 1/22/61	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..

Kevin Hight Vice President Date of Birth: 11/13/67	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Date of Birth: 11/29/67	Since 2004	Vice President of all DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Date of Birth: 11/8/73	Since 2004	Vice President of all DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Vice President Date of Birth: 12/21/54	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Date of Birth: 11/7/71	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Date of Birth: 7/11/67	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Date of Birth: 1/12/71	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Heather H. Mathews Vice President Date of Birth: 12/12/69	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Date of Birth: 2/9/60	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Catherine L. Newell Vice President and Secretary Date of Birth: 5/7/64	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park Vice President Date of Birth: 6/28/72	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Date of Birth: 10/26/61	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Vice President Date of Birth: 1/28/67	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Date of Birth: 5/18/71	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Date of Birth: 10/12/55	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Santa Monica, CA Date of Birth: 1/26/46	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Jeanne C. Sinquefield, Ph.D.* Executive Vice President Date of Birth: 12/2/46	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith Vice President Date of Birth: 5/26/56	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Date of Birth: 6/8/63	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Date of Birth: 11/10/47	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Date of Birth: 3/25/73	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Date of Birth: 3/10/66	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Carol W. Wardlaw Vice President Date of Birth: 8/7/58	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Weston J. Wellington Vice President Date of Birth: 3/1/51	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Date of Birth: 3/3/45	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)
International Small Company Portfolio	48.87%	3.73%	47.40%	100.00%	63.00%	5.56%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of Investment company taxable income (the total of net investment income and short-term capital gain).

PORTFOLIOS OF INVESTMENTS

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member NASD/SIPC

Item 2.  Code of Ethics.

(a)  As of the end of the period, June 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s principal executive officer and principal financial officer.

(c)  The registrant amended its code of ethics during the covered period to reflect minor format changes and to update the names of the persons covered by the code.

(d)  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

(f)  A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

(a)(1)  The registrant’s Board of Trustees (the “Board”) has determined that the registrant has at least one member serving on the registrant’s Audit Committee that possess the attributes identified in Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)  The names of the audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin.  Each audit committee financial expert has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the aggregate audit fees billed for professional services rendered by the principal accountant were $150,000 and $144,848, respectively.

(b)  Audit-Related Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)  Tax Fees.

For the fiscal years ending June 30, 2006 and June 30, 2005, the aggregate tax fees billed for professional services rendered by the principal accountant were $30,240 and $28,000, respectively.  Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d)  All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2006 and June 30, 2005.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

The committee shall pre-approve all audit related services and permissible non-audit services (e.g., tax services).  The committee may delegate to one or more of its members the authority to grant pre-approvals.  The decisions of any member to whom authority is delegated shall be presented to the full committee at its next scheduled meeting.  Pre-approval for permissible non-audit services is not required if: (i) the aggregate amount of all such non-audit services provided to the registrant constitutes not more than 5% of the total amount of revenues paid by the registrant to the auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the committee and approved are by the committee or by one or more members of the committee to whom authority to grant such approvals has been delegated by the committee.

(e)(2)  Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  There were no non-audit fees billed by the principal accountant for services rendered to the registrant for the fiscal years ending June 30, 2006 and June 30, 2005.

(h)  Not applicable.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

		Shares	Value +

COMMON STOCKS — (75.6%)
Consumer Discretionary — (17.3%)
#	ABILIT Corp.	99,800	978,878
	Aeon Fantasy Co., Ltd.	46,060	1,528,677
	Ahresty Corp.	62,700	1,660,765
	Aichi Machine Industry Co., Ltd.	228,000	651,434
	Aigan Co., Ltd.	50,600	433,964
#	Aisan Industry Co., Ltd.	153,600	1,489,030
#	Akebono Brake Industry Co., Ltd.	335,000	3,010,882
	Akindo Sushiro Co., Ltd.	12,600	427,955
#	Alpha Corp.	23,700	962,543
	Alpine Electronics, Inc.	207,200	2,853,057
	Amuse, Inc.	20,000	357,753
# *	Anrakutei Co., Ltd.	50,000	338,888
	AOI Advertising Promotion, Inc.	30,500	236,538
	AOKI Holdings, Inc.	137,900	2,386,151
	Araya Industrial Co., Ltd.	143,000	355,840
*	Asahi Tec Corp.	145,000	300,674
	Ashimori Industry Co., Ltd.	147,000	388,949
	Asics Trading Co., Ltd.	20,000	248,967
	Asti Corp.	20,000	308,492
# *	Atom Corp.	44,300	239,295
	Atsugi Co., Ltd.	568,000	834,859
	Aucnet, Inc.	23,600	357,322
	Avex Group Holdings, Inc.	139,000	3,290,039
	Belluna Co., Ltd.	163,110	3,122,528
	Best Denki Co., Ltd.	496,000	1,742,741
#	Bookoff Corp.	54,000	964,420
	Cabin Co., Ltd.	125,000	664,410
#	Catena Corp.	92,000	266,980
# *	Cecile Co., Ltd.	102,600	453,955
	Chiyoda Co., Ltd.	120,800	2,655,289
	Chofu Seisakusho Co., Ltd.	54,500	1,116,245
*	Chori Co., Ltd.	427,000	903,658
	Chuo Spring Co., Ltd., Nagoya	171,000	875,657
#	Clarion Co., Ltd.	771,000	1,247,586
	Cleanup Corp.	123,000	1,095,305
#	Colowide Co., Ltd.	188,950	1,353,659
# *	Columbia Music Entertainment, Inc.	409,000	437,131
	Corona Corp.	83,800	1,534,863
#	Cross Plus, Inc.	20,200	494,256
#	Cybozu, Inc.	1,352	1,501,760

1

#	D&M Holdings, Inc.	241,000	759,320
	Daido Kogyo Co., Ltd.	106,000	330,092
#	Daido Metal Co., Ltd.	106,000	667,195
#	Daidoh, Ltd.	116,000	1,681,649
#	Daiki Co., Ltd.	67,200	783,110
	Daikoku Denki Co., Ltd.	41,000	1,282,516
	Dainichi Co., Ltd.	52,500	457,401
	Daisyo Corp.	60,300	923,567
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	84,961
# *	Daiwa Seiko, Inc.	343,000	674,692
#	Daiwabo Co., Ltd.	416,000	1,557,854
	Descente, Ltd.	208,000	1,084,158
# *	Dia Kensetsu Co., Ltd.	241,800	500,863
#	Doshisha Co., Ltd.	50,900	966,418
	Doutor Coffee Co., Ltd.	77,100	1,312,944
#	Dynic Corp.	98,000	292,506
#	Eagle Industry Co., Ltd.	148,000	1,667,146
# *	Econach Co., Ltd.	112,000	153,242
	Edosawa Co., Ltd.	12,000	47,224
	Eikoh, Inc.	41,800	234,217
	Exedy Corp.	129,400	4,084,012
#	F.D.C. Products, Inc.	31,119	556,641
	Fine Sinter Co., Ltd.	49,000	247,768
	Foster Electric Co., Ltd.	66,000	1,095,642
#	France Bed Holdings Co., Ltd.	685,000	1,497,223
#	Fuji Co., Ltd.	103,000	1,659,310
#	Fuji Corp, Ltd.	81,000	579,831
#	Fuji Kiko Co., Ltd.	128,000	372,354
#	Fuji Kyuko Co., Ltd.	313,000	1,509,983
# *	Fujibo Holdings, Inc.	292,000	561,189
	Fujikura Rubber, Ltd.	54,000	402,592
# *	Fujita Kanko, Inc.	335,000	2,469,689
	Fujitsu Business Systems, Ltd.	72,000	1,095,060
# *	Fujitsu General, Ltd.	324,000	959,742
# *	Furukawa Battery Co., Ltd.	73,000	164,273
	Fuso Lexel, Inc.	44,000	407,003
	G-7 Holdings, Inc.	29,200	212,011
#	Gakken Co., Ltd.	247,000	608,751
#	Genki Sushi Co., Ltd.	17,200	178,000
	Gigas K’s Denki Corp.	137,572	3,499,653
#	Global-Dining, Inc.	13,300	119,055
*	Goldwin, Inc.	141,000	454,348
	Gourmet Kineya Co., Ltd.	55,000	436,603
*	GSI Creos Corp.	153,000	289,022
#	Gulliver International Co., Ltd.	27,950	2,527,557
	Happinet Corp.	29,900	655,732
	Haruyama Trading Co., Ltd.	40,900	556,421
	Himaraya Co., Ltd.	26,300	310,731
	HIS Co., Ltd.	97,400	2,817,426
	Hitachi Powdered Metal Co., Ltd.	78,000	453,490
#	Homac Corp.	121,700	2,008,230
	Horipro, Inc.	36,500	379,530

2

# *	Ichida and Co., Ltd.	60,400	90,918
	Ichikawa Co., Ltd.	63,000	254,317
#	Ichikoh Industries, Ltd.	224,000	632,225
#	Imasen Electric Industrial Co., Ltd.	35,700	410,746
#	Impact 21 Co., Ltd.	55,700	1,135,884
#	Impress Holdings, Inc.	907	345,185
	Inaba Seisakusho Co., Ltd.	49,700	864,338
	Ishizuka Glass Co., Ltd.	81,000	233,637
*	Izuhakone Railway Co., Ltd.	300	14,156
# *	Izutsuya Co., Ltd.	252,000	319,749
# *	Janome Sewing Machine Co., Ltd.	537,000	974,331
#	Japan Vilene Co., Ltd.	185,000	1,259,870
#	Jeans Mate Corp.	31,008	380,623
# *	Joban Kosan Co., Ltd.	193,000	352,958
	Joint Corp.	107,200	3,498,097
#	Joshin Denki Co., Ltd.	163,000	1,204,118
	Juki Corp.	377,000	1,986,959
	Juntendo Co., Ltd.	35,000	72,019
#	Jyomo Co., Ltd.	86,000	142,797
	Kabuki-Za Co., Ltd.	32,000	1,360,229
	Kadokawa Holdings, Inc.	78,000	2,788,422
#	Kahma Co., Ltd.	100,400	2,725,386
	Kanto Auto Works, Ltd.	202,800	2,489,732
	Kasai Kogyo Co., Ltd.	95,000	417,415
	Kato Sangyo Co., Ltd.	109,700	1,599,245
# *	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	383,219
# *	Kawashima Textile Manufacturers, Ltd.	216,000	413,403
#	Kayaba Industry Co., Ltd.	643,000	2,523,711
	Keiiyu Co., Ltd.	55,200	505,907
#	Keiyo Co., Ltd.	167,100	1,481,240
#	Kentucky Fried Chicken Japan, Ltd.	64,000	1,220,154
	Kenwood Corp.	1,086,000	2,031,753
#	Kinki Nippon Tourist Co., Ltd.	213,000	799,823
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	299,819
#	Kisoji Co., Ltd.	65,800	1,319,052
	Koekisha Co., Ltd.	13,600	277,610
#	Kohnan Shoji Co., Ltd.	81,700	1,054,077
#	Kojima Co., Ltd.	102,200	1,384,070
	Komatsu Seiren Co., Ltd.	101,000	410,962
	Konaka Co., Ltd.	63,600	1,236,885
	Kurabo Industries, Ltd.	725,000	2,299,146
	Kuroganeya Co., Ltd.	14,000	61,762
#	Kyoritsu Maintenance Co., Ltd.	33,300	1,250,938
	Kyoto Kimono Yuzen Co., Ltd.	503	886,836
	Kyowa Leather Cloth Co., Ltd.	58,000	419,551
# *	Laox Co., Ltd.	167,000	492,499
# *	livedoor auto Co., Ltd.	627,200	834,145
*	Look, Inc.	72,000	192,701
	Maezawa Kyuso Industries Co., Ltd.	39,200	626,489
*	Magara Construction Co., Ltd.	108,000	215,372
# *	Mamiya-Op Co., Ltd.	88,000	123,281

3

	Marche Corp.	10,700	97,558
#	Mars Engineering Corp.	62,400	1,991,179
#	Marubeni Telecom Co., Ltd.	207	222,702
	Maruei Department Store Co., Ltd.	107,000	224,443
	Maruzen Co., Ltd. (5982)	46,000	342,790
# *	Maruzen Co., Ltd. (8236)	263,000	466,474
#	Matsuya Co., Ltd.	155,000	2,458,964
	Matsuya Foods Co., Ltd.	54,300	959,799
#	Matsuzakaya Co., Ltd.	529,077	3,503,014
	Meiwa Industry Co., Ltd.	38,000	158,894
#	Misawa Resort Co., Ltd.	143,000	570,902
#	Mitsuba Corp.	128,690	1,389,512
	Mitsui Home Co., Ltd.	179,000	1,410,943
	Miyuki Keori Co., Ltd.	86,000	358,291
	Mizuno Corp.	393,000	2,705,083
#	MOS Food Services, Inc.	99,000	1,479,111
#	MR Max Corp.	94,300	424,420
	Mutow Co., Ltd.	62,300	296,121
# *	Naigai Co., Ltd.	190,000	241,023
#	Nexyz Corp.	2,700	241,057
	Nice Corp.	323,000	1,154,946
	Nichimo Corp.	475,000	536,399
#	Nidec Copal Corp.	164,000	2,197,332
#	Nidec Tosok Corp.	54,600	688,833
	Nihon Eslead Corp.	41,748	1,178,861
	Nihon Tokushu Toryo Co., Ltd.	56,000	390,560
	Nikko Travel Co., Ltd.	12,200	87,916
	Nippon Felt Co., Ltd.	56,000	369,622
#	Nippon Piston Ring Co., Ltd.	205,000	507,686
	Nippon Restaurant System, Inc.	43,200	1,528,552
	Nippon Seiki Co., Ltd.	188,000	3,717,269
	Nishimatsuya Chain Co., Ltd.	179,400	3,472,076
	Nissan Shatai Co., Ltd.	470,000	2,718,792
	Nissen Co., Ltd.	164,200	2,052,283
	Nissin Kogyo Co., Ltd.	190,000	3,503,575
	Nittan Valve Co., Ltd.	67,000	590,497
	Nitto Seimo Co., Ltd.	50,000	110,911
	Noritake Co., Ltd.	455,000	2,530,341
	Noritsu Koki Co., Ltd.	95,600	2,149,215
*	Omikenshi Co., Ltd.	122,000	157,830
*	Orient Watch Co., Ltd.	12,000	4,299
#	Pacific Industrial Co., Ltd.	135,000	818,284
	PanaHome Corp.	434,000	3,276,740
	Parco Co., Ltd.	241,000	2,464,309
	Paris Miki, Inc.	158,900	3,313,226
#	Pentax Corp.	370,000	2,096,014
	Piolax, Inc.	36,600	801,031
	Press Kogyo Co., Ltd.	335,000	1,685,476
*	Renown, Inc.	130,800	1,504,658
	Resorttrust, Inc.	127,140	3,695,270
	Rhythm Watch Co., Ltd.	422,000	837,142
#	Right On Co., Ltd.	88,925	2,993,824

4

#	Riken Corp.	310,000	2,018,410
#	Ringer Hut Co., Ltd.	59,600	786,297
	Roland Corp.	70,500	1,604,689
#	Royal Co., Ltd.	117,000	1,814,294
#	Sagami Chain Co., Ltd.	56,000	556,153
	Sagami Co., Ltd.	80,000	256,527
	Sagami Rubber Industries Co., Ltd.	15,000	48,300
#	Saint Marc Holdings Co., Ltd.	32,300	2,232,384
#	Saizeriya Co., Ltd.	140,600	2,209,758
#	Sakai Ovex Co., Ltd.	161,000	297,369
#	Sanden Corp.	433,000	1,855,556
#	Sanei-International Co., Ltd.	43,500	1,931,452
	Sankyo Seiko Co., Ltd.	171,000	1,002,625
	Sanoh Industrial Co., Ltd.	91,000	689,719
#	Sanrio Co., Ltd.	246,500	3,441,376
	Sanyo Shokai, Ltd.	411,000	2,980,076
	Seiko Corp.	348,407	3,303,284
#	Seiren Co., Ltd.	185,000	2,508,658
	Senshukai Co., Ltd.	133,000	1,422,888
	Shaddy Co., Ltd.	55,400	786,755
	Shikibo, Ltd.	291,000	480,701
	Shinyei Kaisha	96,000	257,434
#	Shiroki Co., Ltd.	227,000	681,385
#	Shobunsha Publications, Inc.	42,800	560,000
#	Shochiku Co., Ltd.	346,000	2,876,359
	Showa Corp.	163,300	2,728,651
# *	Showa Rubber Co., Ltd.	156,000	61,244
*	Silver Ox, Inc.	50,000	100,128
# *	Silver Seiko, Ltd.	525,000	303,350
#	Simree Co., Ltd.	24,900	92,561
	SK Japan Co., Ltd.	17,550	103,244
	SNT Corp.	69,300	379,252
# *	Sofmap Co., Ltd.	27,300	106,453
	Sotoh Co., Ltd.	12,000	134,565
	SPK Corp.	12,700	245,206
	Suminoe Textile Co., Ltd.	200,000	701,899
	Suzutan Co., Ltd.	13,200	86,033
# *	SxL Corp.	444,000	582,761
	Tachikawa Corp.	50,800	355,430
	Tachi-S Co., Ltd.	88,140	840,766
	Takamatsu Corp.	120,300	2,316,366
#	Taka-Q Co., Ltd.	58,500	333,009
	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,197,862
	Tasaki Shinju Co., Ltd.	88,000	439,120
	Taya Co., Ltd.	5,000	51,323
*	TDF Corp.	27,000	87,278
#	Tecmo, Ltd.	57,800	464,740
#	Teikoku Piston Ring Co., Ltd.	96,000	1,060,069
	Teikoku Sen-I Co., Ltd.	62,000	326,482
	Ten Allied Co., Ltd.	50,000	211,320
	Tenma Corp.	96,200	1,915,309
	The Chuo Woollen Mills, Ltd.	50,000	175,032

5

	The Japan General Estate Co., Ltd.	87,800	1,810,053
	The Japan Wool Textile Co., Ltd.	272,000	2,330,333
	Tigers Polymer Corp.	40,000	254,716
# *	Toabo Corp.	173,000	222,643
#	Toei Co., Ltd.	438,000	3,452,292
# *	Tohoku Misawa Homes Co., Ltd.	37,500	129,664
	Tohoku Pioneer Corp.	55,200	863,350
# *	Tokai Kanko Co., Ltd.	714,000	262,544
	Tokai Senko KK, Nagoya	47,000	84,696
	Tokyo Dome Corp.	579,000	3,587,699
	Tokyo Soir Co., Ltd.	49,000	188,842
	Tokyo Style Co., Ltd.	283,000	3,368,603
#	Tokyotokeiba Co., Ltd.	796,000	2,508,293
	Tokyu Recreation Corp.	77,000	454,199
#	Tomy Co., Ltd.	267,093	1,977,231
#	Tonichi Carlife Group, Inc.	108,000	333,237
	Topre Corp.	159,000	1,497,836
# *	Tosco Co., Ltd.	59,000	196,661
	Totenko Co., Ltd.	57,000	147,860
#	Touei Housing Corp.	74,140	1,436,501
#	Toyo Radiator Co., Ltd.	186,000	744,690
	Toyo Tire & Rubber Co., Ltd.	611,000	2,388,428
	Tsukamoto Co., Ltd.	67,000	132,943
	Tsutsumi Jewelry Co., Ltd.	58,500	2,295,273
#	Unitika, Ltd.	1,449,000	2,367,317
#	U-Shin, Ltd.	86,000	803,160
	Verite Co., Ltd.	24,000	77,208
#	Watabe Wedding Corp.	23,500	384,056
#	Watami Food Service Co., Ltd.	115,800	1,725,448
# *	Wondertable, Ltd.	97,000	180,928
	XNET Corp.	91	172,561
	Yamatane Corp.	273,000	492,013
	Yamato International, Inc.	43,000	414,273
	Yellow Hat, Ltd., Tokyo	59,700	626,782
	Yokohama Reito Co., Ltd.	142,000	1,211,730
#	Yomiuri Land Co., Ltd.	228,000	1,289,528
	Yonex Co., Ltd.	41,000	351,030
	Yorozu Corp.	56,200	520,182
	Yoshimoto Kogyo Co., Ltd.	106,000	2,579,845
#	Yoshinoya D&C Co., Ltd.	1,834	3,489,005
#	Zenrin Co., Ltd.	110,500	2,651,909
#	Zensho Co., Ltd.	139,000	3,705,949
Total Consumer Discretionary			319,388,565

Consumer Staples — (7.9%)
	Aderans Co., Ltd.	127,850	3,449,295
	Ahjikan Co., Ltd.	10,500	87,347
#	Ariake Japan Co., Ltd.	93,500	2,068,821
#	Asahi Soft Drinks Co., Ltd.	158,000	2,360,808
	Bull-Dog Sauce Co., Ltd.	37,000	431,326
#	Calpis Co., Ltd.	235,000	2,116,586
	Cawachi, Ltd.	75,200	2,582,817

6

	CFS Corp.	72,500	410,143
	Chuo Gyorui Co., Ltd.	93,000	286,607
	Coca-Cola Central Japan Co., Ltd.	262	2,184,379
	CVS Bay Area, Inc.	55,000	129,947
	DyDo Drinco, Inc.	49,800	2,188,265
	Echo Trading Co., Ltd.	11,000	118,599
	Ensuiko Sugar Refining Co., Ltd.	85,000	261,513
#	Fancl Corp.	214,300	3,447,923
# *	First Baking Co., Ltd.	98,000	153,973
	Fuji Oil Co., Ltd.	276,500	2,648,513
	Fujicco Co., Ltd.	102,600	1,279,630
# *	Fujiya Co., Ltd.	325,000	627,594
	Hagoromo Foods Corp.	41,000	412,868
	Harashin Narus Holdings Co., Ltd.	44,600	530,260
# *	Hayashikane Sangyo Co., Ltd.	212,000	298,463
	Heiwado Co., Ltd.	176,000	3,184,119
# *	Hohsui Corp.	90,000	186,065
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	577,389
#	Hokuto Corp.	99,700	1,624,790
#	Inageya Co., Ltd.	141,000	1,011,781
	Itochu Shokuh Co., Ltd.	39,800	1,496,069
#	Itoham Foods, Inc.	630,000	2,491,721
	Izumiya Co., Ltd.	243,000	1,910,153
	J-Oil Mills, Inc.	467,000	2,184,847
#	Kagome Co., Ltd.	272,200	3,720,199
	Kameda Seika Co., Ltd.	61,000	632,280
	Kasumi Co., Ltd.	175,000	1,088,780
	Katokichi Co., Ltd.	475,200	4,784,047
	Key Coffee, Inc.	59,800	842,674
#	Kibun Food Chemifa Co., Ltd.	80,000	1,350,757
	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,634,224
	Kirindo Co., Ltd.	17,500	212,324
	Kyodo Shiryo Co., Ltd.	256,000	414,707
#	Kyokuyo Co., Ltd.	291,000	728,093
#	Life Corp.	158,900	2,326,038
#	Mandom Corp.	74,500	1,800,646
	Marudai Food Co., Ltd.	395,000	1,046,004
#	Maruha Group, Inc.	895,000	2,252,618
	Maruya Co., Ltd.	14,000	84,088
	Maxvalu Tohok Co., Ltd.	18,200	155,245
# *	Maxvalu Tokai Co., Ltd.	47,000	821,709
	Meito Sangyo Co., Ltd.	63,300	1,114,875
	Mercian Corp.	380,000	964,682
	Mikuni Coca-Cola Bottling Co., Ltd.	164,000	1,864,379
	Milbon Co., Ltd.	34,740	1,417,354
	Ministop Co., Ltd.	81,400	1,552,853
#	Mitsui Sugar Co., Ltd.	386,850	1,467,408
#	Miyoshi Oil & Fat Co., Ltd.	202,000	418,750
	Morinaga & Co., Ltd.	787,000	2,166,564
	Morinaga Milk Industry Co., Ltd.	765,000	2,957,586
# *	Morishita Jinton Co., Ltd.	47,800	155,891
	Morozoff, Ltd.	84,000	265,763

7

	Myojo Foods Co., Ltd.	104,000	581,287
#	Nagatanien Co., Ltd.	102,000	803,599
#	Nakamuraya Co., Ltd.	169,000	922,325
#	Nichimo Co., Ltd.	85,000	194,616
#	Nichiro Corp.	419,000	860,325
#	Nihon Chouzai Co., Ltd.	16,000	696,715
	Nihon Shokuh Kako Co., Ltd.	71,000	228,676
#	Niitaka Co., Ltd.	7,260	81,190
	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,253,540
#	Nippon Flour Mills Co., Ltd.	537,000	2,493,016
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	304,332
	Nippon Suisan Kaisha, Ltd.	723,000	3,649,787
	Nissin Sugar Manufacturing Co., Ltd.	122,000	346,699
	Nitto Flour Milling Co., Ltd.	114,000	407,338
	Nosan Corp.	346,000	1,034,655
	Oenon Holdings, Inc.	159,000	619,141
	Oie Sangyo Co., Ltd.	20,900	195,562
	Okuwa Co., Ltd.	135,000	1,733,715
	Olympic Corp.	56,900	474,497
	Oriental Yeast Co., Ltd.	77,000	499,457
	Pietro Co., Ltd.	10,300	91,865
#	Pigeon Corp.	54,500	842,216
	Poplar Co., Ltd.	19,660	210,514
	Posful Corp.	58,800	292,840
# *	Prima Meat Packers, Ltd.	601,000	814,773
	Q’Sai Co., Ltd.	102,900	1,478,582
	Riken Vitamin Co., Ltd.	64,900	1,650,400
#	Rock Field Co., Ltd.	39,200	762,597
#	Ryoshoku, Ltd.	119,500	3,271,025
	S Foods, Inc.	89,000	779,653
#	Sakata Seed Corp.	145,100	1,873,034
	Seijo Corp.	27,200	763,419
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	686,365
	Shoei Foods Corp.	44,000	251,190
	Showa Sangyo Co., Ltd.	526,000	1,379,814
# *	Snow Brand Milk Products Co., Ltd.	685,500	2,444,555
	Snow Brand Seed Co., Ltd.	30,000	139,020
	Sogo Medical Co., Ltd.	16,500	384,141
	Sonton Food Industry Co., Ltd.	43,000	438,843
#	Sotetsu Rosen Co., Ltd.	70,000	305,889
	Starzen Corp.	212,000	569,309
#	Sugi Pharmacy Co., Ltd.	159,600	3,155,755
#	T.Hasegawa Co., Ltd.	118,100	1,686,396
#	Takara Holdings, Inc.	365,000	2,133,470
#	The Maruetsu, Inc.	349,000	1,568,241
#	The Nisshin Oillio Group, Ltd.	503,000	3,212,026
	Three F Co., Ltd.	17,700	147,725
	Tobu Store Co., Ltd.	165,000	427,368
#	Toho Co., Ltd.	67,000	487,175
#	Tohto Suisan Co., Ltd.	94,000	221,212
#	Tokyu Store Chain Corp.	199,000	1,419,303
	Torigoe Co., Ltd.	63,000	493,859

8

# *	Toyo Sugar Refining Co., Ltd.	105,000	148,799
	Tsuruha Holdings, Inc.	46,400	1,809,682
	U.Store Co., Ltd.	63,600	494,842
#	Unicafe, Inc.	14,260	207,196
#	Unicharm Petcare Corp.	41,000	1,756,254
	Unimat Offisco Corp.	65,200	833,356
	Valor Co., Ltd.	150,400	2,745,031
#	Warabeya Nichiyo Co., Ltd.	41,360	587,906
	Yaizu Suisankagaku Industry Co., Ltd.	33,400	425,347
	Yaoko Co., Ltd.	55,400	1,291,611
#	Yomeishu Seizo Co., Ltd.	93,000	1,032,631
	Yonekyu Corp.	77,500	881,301
	Yuasa Funashoku Co., Ltd.	112,000	354,286
#	Yukiguni Maitake Co., Ltd.	77,180	335,315
Total Consumer Staples			145,649,752

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	343,982
#	BP Castrol KK	69,800	258,165
# *	Fuji Kosan Co., Ltd.	212,000	356,243
	Itochu Enex Co., Ltd.	250,000	1,589,419
	Japan Oil Transportation Co., Ltd.	79,000	242,162
	Kanto Natural Gas Development Co., Ltd.	158,000	1,184,583
#	Kyoei Tanker Co., Ltd.	92,000	269,303
	Mitsuuroko Co., Ltd.	199,000	1,426,850
#	Modec, Inc.	112,700	2,523,637
#	Nippon Gas Co., Ltd.	118,000	944,926
#	Sala Corp.	98,000	475,368
	San-Ai Oil Co., Ltd.	227,000	991,982
	Shinko Plantech Co., Ltd.	115,000	910,271
	Sinanen Co., Ltd.	204,000	1,024,150
#	Toa Oil Co., Ltd.	319,000	580,162
#	Toyo Kanetsu KK	378,000	932,841
Total Energy			14,054,044

Financials — (7.5%)
*	Azel Corp.	132,000	299,931
*	Bank of the Ryukyus, Ltd.	87,980	2,070,234
#	Central Finance Co., Ltd.	266,000	1,973,914
	Century Leasing System, Inc.	149,300	2,355,575
#	Cosmo Securities Co., Ltd.	1,231,000	2,356,929
	Credia Co., Ltd.	28,000	288,740
	Daibiru Corp.	288,000	3,200,473
#	Daiko Clearing Services Corp.	41,000	621,025
	Daiwa Kosho Lease Co., Ltd.	397,000	2,645,739
#	Fukushima Bank, Ltd.	585,000	999,847
	Fuyo General Lease Co., Ltd.	88,000	3,500,954
	Gro-BeLS Co., Ltd.	134,000	232,724
	Higashi-Nippon Bank, Ltd.	532,000	2,586,319
	Ichiyoshi Securities Co., Ltd.	139,000	2,095,045
	Jaccs Co., Ltd.	174,000	1,802,942
	Keihanshin Real Estate Co., Ltd.	121,000	852,351

9

*	Kiyo Holdings, Inc.	803,000	1,448,117
	Kobayashi Yoko Co., Ltd.	24,800	268,206
#	Kosei Securities Co., Ltd.	226,000	420,125
# *	Kyushu-Shinwa Holdings, Inc.	1,095,000	1,600,664
#	Marusan Securities Co., Ltd.	221,000	3,366,134
	Meiwa Estate Co., Ltd.	70,300	1,118,516
	Mito Securities Co., Ltd.	219,000	1,325,879
	Mitsubishi UFJ Financial Group, Inc.	1	12,476
	Miyazaki Bank, Ltd.	452,000	2,311,109
# *	Momiji Holdings, Inc.	743	1,826,605
	Nisshin Fudosan Co., Ltd.	60,300	884,619
#	Odakyu Real Estate Co., Ltd.	120,000	435,706
	Osaka Securities Finance Co., Ltd.	54,000	352,861
#	Pocket Card Co., Ltd.	82,000	962,238
	Ricoh Leasing Co., Ltd.	87,900	2,546,846
	Sankei Building Co., Ltd.	194,000	1,294,317
#	Sanyo Electric Credit Co., Ltd.	114,800	2,423,816
# *	Seven Seas Holdings Co., Ltd.	117,000	158,124
	Shikoku Bank, Ltd.	676,000	3,036,490
	Shimizu Bank, Ltd.	29,100	1,335,558
	Shinki Co., Ltd.	192,100	1,180,981
#	Shoei Co., Ltd.	34,848	1,057,953
	Suruga Corp.	30,900	2,431,586
#	Tachihi Enterprise Co., Ltd.	41,450	1,676,067
	Takagi Securities Co., Ltd.	156,000	869,307
	The Aichi Bank, Ltd.	28,700	3,216,248
	The Akita Bank, Ltd.	606,000	3,225,687
	The Aomori Bank, Ltd.	546,000	2,283,267
#	The Bank of Ikeda, Ltd.	47,500	2,370,971
	The Bank of Iwate, Ltd.	37,900	2,367,751
	The Bank of Okinawa, Ltd.	65,600	2,777,189
	The Bank of Saga, Ltd.	519,000	1,878,280
*	The Chiba Kogyo Bank, Ltd.	147,500	2,740,696
	The Chukyo Bank, Ltd.	652,000	1,991,165
	The Daisan Bank, Ltd.	545,000	1,879,740
	The Daito Bank, Ltd.	376,000	678,341
	The Ehime Bank, Ltd.	443,000	1,861,006
	The Eighteenth Bank, Ltd.	538,000	3,039,277
	The Fukui Bank, Ltd.	711,000	2,575,983
	The Hokuetsu Bank, Ltd.	757,000	1,947,253
	The Kagawa Bank, Ltd.	223,350	1,433,642
# *	The Kanto Tsukuba Bank, Ltd.	123,800	1,281,177
	The Kita-Nippon Bank, Ltd.	25,306	1,258,567
	The Michinoku Bank, Ltd.	453,000	1,844,318
	The Minato Bank, Ltd.	1,083,000	2,915,924
	The Nagano Bank, Ltd.	263,000	957,235
#	The Nisshin Fire & Marine Insurance Co., Ltd.	541,000	2,505,255
	The Oita Bank, Ltd.	423,000	3,361,667
	TOC Co., Ltd.	404,950	2,150,712
	Tochigi Bank, Ltd.	333,000	2,423,598
	Toho Bank, Ltd.	647,000	2,940,019
	Toho Real Estate Co., Ltd.	152,000	849,976

10

	Tohoku Bank, Ltd.	251,000	604,821
	Tokushima Bank, Ltd.	223,200	1,661,028
	Tokyo Rakutenchi Co., Ltd.	173,000	856,611
#	Tokyo Theatres Co., Inc.	199,000	537,593
#	Tokyu Community Corp.	39,500	1,103,232
#	Tokyu Livable, Inc.	44,100	2,823,453
	Tomato Bank, Ltd.	341,000	828,119
#	Tottori Bank, Ltd.	260,000	801,128
	Towa Bank, Ltd.	723,000	1,976,785
# *	Towa Real Estate Development Co., Ltd.	323,000	1,842,566
	Toyo Securities Co., Ltd.	245,000	1,355,424
	Yamagata Bank, Ltd.	511,000	2,783,174
	Yuraku Real Estate Co., Ltd.	146,000	795,246
Total Financials			138,951,166

Health Care — (2.9%)
#	Aloka Co., Ltd.	86,000	1,038,518
	As One Corp.	53,380	1,467,260
	ASKA Pharmaceutical Co., Ltd.	82,000	686,383
#	Create Medic Co., Ltd.	21,000	251,426
#	Eiken Chemical Co., Ltd.	59,000	689,215
*	FALCO biosystems, Ltd.	28,200	314,892
	Fuso Pharmaceutical Industries, Ltd.	268,000	894,723
	Hitachi Medical Corp.	109,000	1,202,114
	Hogy Medical Co., Ltd.	50,000	2,621,438
	Iwaki & Co., Ltd.	55,000	146,786
#	Japan Medical Dynamic Marketing, Inc.	44,900	278,069
#	Jeol, Ltd.	229,000	1,548,225
	JMS Co., Ltd.	92,000	323,668
#	Kaken Pharmaceutical Co., Ltd.	329,000	2,469,378
	Kawamoto Corp.	4,000	21,244
	Kawanishi Holdings, Ltd.	7,400	115,628
	Kawasumi Laboratories, Inc.	45,000	285,210
	Kissei Pharmaceutical Co., Ltd.	176,000	3,258,426
	KYORIN Co., Ltd.	203,000	2,194,259
	Miraca Holdings, Inc.	145,000	3,556,096
	Mochida Pharmaceutical Co., Ltd.	387,000	3,299,753
#	Nichii Gakkan Co.	95,200	1,749,578
	Nihon Kohden Corp.	139,000	2,281,241
#	Nikken Chemicals Co., Ltd.	171,000	531,463
#	Nikkiso Co., Ltd.	206,000	2,375,957
# *	Nippon Chemiphar Co., Ltd.	102,000	549,057
	Nippon Shinyaku Co., Ltd.	195,000	1,670,730
	Nipro Corp.	193,000	3,463,812
	Nissui Pharmaceutical Co., Ltd.	51,000	412,535
#	Paramount Bed Co., Ltd.	95,000	2,169,466
	Rion Co., Ltd.	5,000	42,517
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,128,725
	Seikagaku Corp.	157,200	1,734,214
#	SSP Co., Ltd.	358,000	2,058,347
	Torii Pharmaceutical Co., Ltd.	82,400	1,428,861
#	Towa Pharmaceutical Co., Ltd.	48,000	1,173,524

11

	Vital-Net, Inc.	98,800	541,734
	Wakamoto Pharmaceutical Co., Ltd.	77,000	301,737
#	Zeria Pharmaceutical Co., Ltd.	128,000	1,187,209
Total Health Care			53,463,418

Industrials — (21.0%)
# *	A&A Material Corp.	190,000	331,038
#	Advan Co., Ltd.	76,700	1,179,405
#	ADVANEX, Inc.	78,000	259,772
	Aica Kogyo Co., Ltd.	211,000	2,690,675
#	Aichi Corp.	231,400	2,169,648
	Aida Engineering, Ltd.	113,000	764,741
	Airport Facilities Co., Ltd.	147,970	1,007,113
	Airtech Japan, Ltd.	20,100	225,159
#	Alps Logistics Co., Ltd.	48,700	950,543
#	Altech Co., Ltd.	23,000	120,264
#	Altech Corp.	23,250	325,641
#	Amano Corp.	239,000	3,555,336
	Ando Corp.	206,000	483,828
	Anest Iwata Corp.	125,000	680,162
# *	Arai-Gumi, Ltd.	59,550	108,864
# *	ART Corp.	32,000	1,032,773
	Asahi Diamond Industrial Co., Ltd.	213,000	1,859,545
	Asahi Kogyosha Co., Ltd.	78,000	339,005
	Asahi Pretec Corp.	72,300	2,315,878
	Asanuma Corp.	189,000	371,955
	Asia Air Survey Co., Ltd.	32,000	140,065
	Asia Securities Printing Co., Ltd.	104,000	983,353
	Asunaro Aoki Construction Co., Ltd.	128,000	957,589
#	Ataka Construction & Engineering Co., Ltd.	60,000	240,923
	Bando Chemical Industries, Ltd.	308,000	1,406,606
	Biken Techno Corp.	14,100	123,433
#	BSL Corp.	540,354	690,789
	Bunka Shutter Co., Ltd.	196,000	1,328,162
	Central Glass Co., Ltd.	617,000	3,671,291
	Central Security Patrols Co., Ltd.	31,400	256,640
#	Chudenko Corp.	181,200	2,888,182
#	Chugai Ro Co., Ltd.	257,000	922,060
#	Chuo Denki Kogyo Co., Ltd.	54,000	187,177
#	CKD Corp.	202,000	3,138,769
#	Commuture Corp.	136,202	1,546,264
	Cosel Co., Ltd.	113,000	2,079,909
	CTI Engineering Co., Ltd.	38,200	308,406
	Dai-Dan Co., Ltd.	123,000	760,287
	Daihen Corp.	378,000	1,904,277
#	Daiho Corp.	164,000	389,657
	Dai-Ichi Jitsugyo Co., Ltd.	160,000	828,705
	Daimei Telecom Engineering Corp.	111,000	1,541,530
	Daiseki Co., Ltd.	90,360	2,055,150
# *	Daisue Construction Co., Ltd.	242,500	292,887
	Daiwa Industries, Ltd.	136,000	1,415,881
	Danto Corp.	62,000	244,407

12

#	Densei-Lambda KK	47,984	723,191
#	Denyo Co., Ltd.	73,000	1,045,470
	DMW Corp.	1,600	68,811
#	Eneserve Corp.	69,800	575,821
# *	Enshu, Ltd.	128,000	352,809
# *	Fudo Construction Co., Ltd.	466,200	484,401
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	75,330
#	Fujita Corp.	115,010	684,054
#	Fujitec Co., Ltd.	287,000	1,897,708
	Fukuda Corp.	113,000	523,395
	Fukusima Industries Corp.	25,500	324,310
#	Fukuyama Transporting Co., Ltd.	814,000	2,812,827
# *	Funai Consulting, Co., Ltd.	81,700	569,567
#	Furukawa Co., Ltd.	1,165,000	2,295,269
	Furusato Industries, Ltd.	46,000	815,321
	Futaba Corp.	78,400	2,014,073
	Gecoss Corp.	90,600	557,900
# *	GS Yuasa Corp.	1,033,000	2,647,143
#	Hakuyosha Co., Ltd.	88,000	270,028
	Haltec Corp.	32,000	55,957
# *	Hamai Co., Ltd.	77,000	203,126
	Hanwa Co., Ltd.	626,000	2,431,116
	Hazama Corp.	226,600	464,718
	Hibiya Engineering, Ltd.	96,000	961,475
#	Hisaka Works, Ltd.	41,000	722,468
	Hitachi Metals Techno, Ltd.	37,500	173,881
#	Hitachi Plant Technologies, Ltd.	347,570	2,065,316
#	Hitachi Tool Engineering, Ltd.	78,500	1,589,545
	Hitachi Transport System, Ltd.	345,000	3,471,729
# *	Hitachi Zosen Corp.	1,857,500	2,438,558
	Hokuriku Electrical Construction Co., Ltd.	56,000	206,753
#	Hosokawa Micron Corp.	107,000	900,011
#	Howa Machinery, Ltd.	300,000	499,843
	IBJ Leasing Co., Ltd.	106,800	2,664,853
# *	Ichiken Co., Ltd.	79,000	212,334
#	Idec Corp.	109,000	1,815,469
#	Iino Kaiun Kaisha, Ltd.	322,000	2,896,745
	i-Logistics Corp.	91,000	256,353
#	Inaba Denki Sangyo Co., Ltd.	77,900	2,622,587
	Inabata and Co., Ltd.	171,000	1,349,441
# *	Inoue Kogyo Co., Ltd.	288,000	226,815
	Inui Steamship Co., Ltd.	68,000	211,018
#	Iseki & Co., Ltd.	659,000	2,167,108
# *	Ishikawa Seisakusho, Ltd.	116,000	165,334
	Ishikawajima Construction Materials Co., Ltd.	43,000	121,516
	Ishikawajima Transport Machinery Co., Ltd.	64,000	281,993
	Itoki Crebio Corp.	147,000	1,501,376
	Iwasaki Electric Co., Ltd.	198,000	542,302
#	Iwatani International Corp.	730,000	2,407,818
# *	J Bridge Corp.	154,000	815,128
#	Jalux, Inc.	31,200	540,963
	Jamco Corp.	71,000	866,059

13

	Japan Airport Terminal Co., Ltd.	288,700	3,137,791
# *	Japan Bridge Corp.	31,000	38,307
#	Japan Cash Machine Co., Ltd.	76,115	1,284,493
	Japan Foundation Engineering Co., Ltd.	79,700	300,996
#	Japan Kenzai Co., Ltd.	68,340	485,284
#	Japan Maintenance Co., Ltd.	60,200	1,445,282
#	Japan Pulp and Paper Co., Ltd.	434,000	1,694,963
#	Japan Servo Co., Ltd.	80,000	192,521
	Japan Steel Tower Co., Ltd.	44,000	245,010
#	Japan Transcity Corp.	190,000	903,944
	JFE Shoji Holdings, Inc.	713,000	3,224,411
	K.R.S. Corp.	30,700	460,928
# *	Kamagai Gumi Co., Ltd.	365,800	1,049,746
	Kamei Corp.	101,000	778,269
	Kanaden Corp.	87,000	604,400
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	790,396
	Kanamoto Co., Ltd.	80,000	755,387
# *	Kanematsu Corp.	1,195,625	2,113,648
# *	Kanematsu-NNK Corp.	94,000	150,291
#	Katakura Industries Co., Ltd.	94,000	1,522,373
	Kato Works Co., Ltd.	140,000	562,685
	Kawada Industries, Inc.	126,000	312,044
# *	Kimmon Manufacturing Co., Ltd.	141,000	383,879
#	Kimura Chemical Plants Co., Ltd.	45,000	197,566
#	Kinki Sharyo Co., Ltd.	182,000	800,356
*	Kinsho Corp.	21,000	73,997
	Kintetsu World Express, Inc.	108,600	2,589,024
	Kioritz Corp.	180,000	675,574
#	Kitagawa Iron Works Co., Ltd.	264,000	701,761
#	Kitano Construction Corp.	196,000	526,973
	Kitazawa Sangyo Co., Ltd.	45,500	173,564
#	Kitz Corp.	372,000	2,823,955
	Koike Sanso Kogyo Co., Ltd.	104,000	405,807
	Koito Industries, Ltd.	102,000	450,670
*	Kokusai Kogyo Co., Ltd.	88,000	296,595
	Komai Tekko, Inc.	88,000	254,648
	Komatsu Wall Industry Co., Ltd.	26,400	455,067
	Kondotec, Inc.	30,000	354,093
	Kosaido Co., Ltd.	62,500	546,521
#	Kuroda Electric Co., Ltd.	89,500	1,028,829
	Kyodo Printing Co., Ltd.	240,000	956,204
#	Kyoei Sangyo Co., Ltd.	68,000	302,052
#	Kyokuto Boeki Kaisha, Ltd.	63,000	211,494
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	880,530
	Kyosan Electric Manufacturing Co., Ltd.	154,000	575,988
	Kyowa Exeo Corp.	160,000	2,064,630
	Kyudenko Corp.	207,000	1,229,405
	Link Consulting Associates - Japan Corp.	24,300	52,497
*	Lonseal Corp.	127,000	363,059
	Maeda Corp.	572,000	2,908,878
	Maeda Road Construction Co., Ltd.	273,000	2,082,353
	Maezawa Industries, Inc.	59,300	435,744

14

	Maezawa Kaisei Industries Co., Ltd.	41,300	677,525
#	Makino Milling Machine Co., Ltd.	298,000	3,307,269
	Marubeni Construction Material Lease Co., Ltd.	78,000	208,653
	Maruwn Corp.	66,000	217,767
#	Maruyama Manufacturing Co., Inc.	123,000	353,883
	Maruzen Showa Unyu Co., Ltd.	259,000	915,684
#	Matsuda Sangyo Co., Ltd.	72,300	1,162,716
	Matsui Construction Co., Ltd.	73,600	343,042
*	Matsuo Bridge Co., Ltd.	72,000	111,451
#	Max Co., Ltd.	158,000	2,212,739
#	Meidensha Corp.	702,050	2,597,721
# *	Meiji Machine Co., Ltd.	144,000	146,229
#	Meiji Shipping Co., Ltd.	85,000	227,778
*	Meisei Industrial Co., Ltd.	29,000	156,264
	Meitec Corp.	115,600	3,768,792
	Meito Transportation Co., Ltd.	22,000	176,405
# *	Meiwa Trading Co., Ltd.	119,000	339,859
	Mirai Group Co., Ltd.	69,000	135,714
#	Mitsubishi Cable Industries, Ltd.	478,000	765,519
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	556,789
	Mitsubishi Pencil Co., Ltd.	103,000	1,116,341
	Mitsuboshi Belting, Ltd.	213,000	1,308,769
# *	Mitsui Matsushima Co., Ltd.	191,000	257,196
	Mitsui-Soko Co., Ltd.	421,000	2,194,700
	Mitsumura Printing Co., Ltd.	82,000	399,077
	Miura Co., Ltd.	120,100	2,894,783
	Miura Printing Corp.	19,000	61,415
# *	Miyaji Engineering Group	148,000	259,445
# *	Mori Denki Mfg. Co., Ltd.	346,000	94,008
	Morita Corp.	126,000	946,612
	Moshi Moshi Hotline, Inc.	51,600	1,824,308
	Mystar Engineering Corp.	15,600	96,624
	Nabtesco Corp.	270,000	3,035,433
	NAC Co., Ltd.	25,100	444,801
	Nachi-Fujikoshi Corp.	604,000	3,410,987
*	Nakano Corp.	77,000	170,260
	NEC System Integration & Construction, Ltd.	140,000	1,719,300
	Nichias Corp.	385,000	2,629,922
	Nichiban Co., Ltd.	105,000	421,566
	Nichiha Corp.	104,780	1,988,783
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	246,628
	Nikko Co., Ltd.	98,000	305,463
#	Nippei Toyama Corp.	137,000	1,367,295
	Nippo Corp.	331,000	2,811,721
#	Nippon Carbon Co., Ltd.	335,000	1,022,530
# *	Nippon Conveyor Co., Ltd.	168,000	229,194
	Nippon Densetsu Kogyo Co., Ltd.	184,000	1,221,823
	Nippon Denwa Shisetu Co., Ltd.	162,000	608,164
	Nippon Hume Corp.	60,000	226,601
	Nippon Jogesuido Sekkei Co., Ltd.	232	326,902
	Nippon Kanzai Co., Ltd.	58,900	1,254,677
#	Nippon Koei Co., Ltd., Tokyo	219,000	631,293

15

	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,951,886
#	Nippon Parking Development Co., Ltd.	8,771	1,752,861
	Nippon Seisen Co., Ltd.	68,000	309,519
	Nippon Sharyo, Ltd.	414,000	991,647
	Nippon Signal Co., Ltd.	176,000	1,685,032
	Nippon Thompson Co., Ltd.	233,000	2,736,687
	Nippon Tungsten Co., Ltd.	64,000	182,932
#	Nippon Yusoki Co., Ltd.	116,000	690,506
#	Nishimatsu Construction Co., Ltd.	816,000	3,043,529
*	Nishishiba Electric Co., Ltd.	73,000	126,275
	Nissei Corp.	87,300	1,074,406
	Nissei Plastic Industrial Co., Ltd.	58,000	533,352
	Nissha Printing Co., Ltd.	82,000	3,053,727
	Nissin Corp.	278,000	1,190,492
#	Nissin Electric Co., Ltd.	293,000	1,387,913
#	Nitchitsu Co., Ltd.	28,000	99,728
	Nitta Corp.	83,700	1,715,437
#	Nitto Boseki Co., Ltd.	734,000	2,146,171
	Nitto Electric Works, Ltd.	138,600	2,658,047
	Nitto Kohki Co., Ltd.	64,800	1,392,999
#	Nitto Seiko Co., Ltd.	115,000	809,345
# *	Nittoc Construction Co., Ltd.	93,000	122,996
	Noda Corp.	33,800	135,747
	Nomura Co., Ltd.	160,000	902,189
	Noritz Corp.	157,200	2,851,991
	Obayashi Road Corp.	106,000	234,395
	Odakyu Construction Co., Ltd.	29,000	81,016
# *	Ohmori Co., Ltd.	95,400	44,200
#	Oiles Corp.	72,760	1,491,096
	Okabe Co., Ltd.	127,000	512,721
#	Okamoto Machine Tool Works, Ltd.	116,000	655,438
#	Okamura Corp.	341,000	3,529,337
#	Oki Electric Cable Co., Ltd.	93,000	274,093
	OKK Corp.	204,000	756,891
#	Okumura Corp.	604,000	3,352,689
#	O-M, Ltd.	107,000	491,223
	Onoken Co., Ltd.	56,000	797,385
	Organo Corp.	163,000	1,427,192
	Oriental Construction Co., Ltd.	65,900	256,590
	Original Engineering Consultants Co., Ltd.	9,000	41,649
	Oyo Corp.	86,300	973,063
	P.S. Mitsubishi Construction Co., Ltd.	76,800	294,338
*	Pasco Corp.	180,500	337,670
#	Pasona, Inc.	1,257	2,406,221
	Patlite Corp.	56,480	586,847
# *	Penta-Ocean Construction Co., Ltd.	1,504,000	2,129,428
# *	PIA Corp.	21,100	319,484
	Pilot Corp.	115	614,881
	Raito Kogyo Co., Ltd.	138,100	478,394
#	Rasa Industries, Ltd.	181,000	710,754
	Rheon Automatic Machinery Co., Ltd.	64,000	230,110
	Riken Electric Wire Co., Ltd.	39,000	107,057

16

	Ryobi, Ltd.	519,000	3,412,512
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	135,739
# *	Sailor Pen Co., Ltd.	74,000	101,299
	Sakai Heavy Industries, Ltd.	96,000	252,316
# *	Sakurada Co., Ltd.	83,000	52,309
# *	Sanix, Inc.	96,200	394,835
	Sanki Engineering Co., Ltd.	218,000	1,545,026
	Sanko Metal Industrial Co., Ltd.	88,000	172,922
#	Sankyo-Tateyama Holdings, Inc.	983,000	2,164,065
	Sanritsu Corp.	12,700	125,208
	Sanyo Denki Co., Ltd.	186,000	1,329,819
	Sanyo Engineering & Construction, Inc.	48,000	305,462
	Sanyo Industries, Ltd., Tokyo	72,000	181,332
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	473,000	1,138,019
# *	Sata Construction Co., Ltd., Gumma	180,000	209,012
#	Sato Corp.	91,600	2,121,648
	Sato Shoji Corp.	52,000	524,672
	Sawafuji Electric Co., Ltd.	48,000	140,616
	Secom Joshinetsu Co., Ltd.	34,800	813,905
	Secom Techno Service Co., Ltd.	39,000	1,801,158
	Seibu Electric Industry Co., Ltd.	46,000	259,189
	Seika Corp.	208,000	496,035
# *	Seikitokyu Kogyo Co., Ltd.	335,000	348,899
	Sekisui Jushi Co., Ltd.	135,000	1,019,794
	Senko Co., Ltd.	279,000	852,588
	Senshu Electric Co., Ltd.	29,800	764,441
#	Shibaura Mechatronics Corp.	152,000	1,286,500
	Shibusawa Warehouse Co., Ltd.	195,000	788,297
	Shibuya Kogyo Co., Ltd.	66,800	558,567
#	Shima Seiki Manufacturing Co., Ltd.	108,900	2,819,500
	Shin Nippon Air Technologies Co., Ltd.	61,080	451,608
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	490,412
#	Shinko Electric Co., Ltd.	406,000	1,609,542
	Shin-Kobe Electric Machinery Co., Ltd.	146,000	847,151
#	Shinmaywa Industries, Ltd.	342,000	1,793,181
#	Shinsho Corp.	219,000	587,173
#	Shinwa Kaiun Kaisha, Ltd.	445,000	1,138,373
	Shiraishi Corp.	25,000	39,125
#	Sho-Bond Corp.	69,300	605,859
#	Shoko Co., Ltd.	284,000	512,222
	Showa Aircraft Industry Co., Ltd.	95,000	1,410,549
#	Showa KDE Co., Ltd.	88,000	268,893
	Sintokogio, Ltd.	164,000	2,180,586
	Soda Nikka Co., Ltd.	58,000	239,605
#	Sodick Co., Ltd.	131,000	1,523,991
	Space Co., Ltd.	60,720	529,772
	STB Leasing Co., Ltd.	61,000	953,972
	Subaru Enterprise Co., Ltd.	59,000	210,975
	Sugimoto & Co., Ltd.	26,500	447,352
# *	Sumitomo Coal Mining Co., Ltd.	391,500	626,617
	Sumitomo Densetsu Co., Ltd.	85,800	301,648
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	582,163

17

#	Sumitomo Precision Products Co., Ltd.	127,000	755,930
#	Sumitomo Warehouse Co., Ltd.	280,000	2,070,435
	Sun Wave Corp.	120,000	399,113
	SWCC Showa Holdings Co., Ltd.	571,000	818,571
	Tadano, Ltd.	392,000	3,299,254
	Taihei Dengyo Kaisha, Ltd.	116,000	800,222
	Taihei Kogyo Co., Ltd.	180,000	483,919
# *	Taiheiyo Kouhatsu, Inc.	142,000	196,129
	Taiho Kogyo Co., Ltd.	75,000	989,457
#	Taikisha, Ltd.	108,000	1,354,602
	Taisei Rotec Corp.	230,000	444,224
	Takada Kiko Co., Ltd.	44,000	188,016
#	Takano Co., Ltd.	44,600	954,283
	Takaoka Electric Manufacturing Co., Ltd.	250,000	505,460
	Takara Printing Co., Ltd.	23,550	276,242
	Takara Standard Co., Ltd.	446,000	2,614,319
	Takasago Thermal Engineering Co., Ltd.	262,000	2,164,680
	Takashima & Co., Ltd.	110,000	223,330
	Takigami Steel Construction Co., Ltd.	50,000	326,010
#	Takuma Co., Ltd.	268,000	1,802,796
	Tanseisha Co., Ltd.	52,000	237,023
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	455,983
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	212,000	659,128
	Techno Ryowa, Ltd.	38,200	238,431
#	Teikoku Electric Manufacturing Co., Ltd.	15,200	225,720
	Tekken Corp.	393,000	676,045
	Teraoka Seisakusho Co., Ltd.	47,000	402,602
#	Tetra Co., Ltd.	64,000	158,394
#	The Keihin Co., Ltd.	178,000	679,659
	The Kodensha Co., Ltd.	25,000	87,740
	The Nippon Road Co., Ltd.	256,000	584,542
	The Yasuda Warehouse Co., Ltd.	84,000	908,881
	Toa Corp.	675,000	855,884
#	Toa Doro Kogyo Co., Ltd.	124,000	326,270
# *	Tobishima Corp.	894,000	765,974
	Tocalo Co., Ltd.	43,000	1,365,955
	Todentu Corp.	98,000	310,011
	Toenec Corp.	274,000	1,118,883
	Tokai Konetsu Kogyo Co., Ltd.	32,000	175,851
#	Tokai Lease Co., Ltd.	60,000	140,223
	Tokimec, Inc.	205,000	497,875
	Toko Electric Corp.	72,000	311,455
#	Tokyo Biso Kogyo Corp.	19,000	127,395
	Tokyo Energy & Systems, Inc.	103,000	968,932
#	Tokyo Kikai Seisakusho, Ltd.	255,000	931,634
	Tokyo Leasing Co., Ltd.	194,300	2,857,200
	Tokyo Sangyo Co., Ltd.	65,000	257,360
	Toli Corp.	173,000	603,442
	Tomoe Corp.	99,000	359,353
	Tonami Transportation Co., Ltd.	251,000	697,206
#	Tori Holdings Co., Ltd.	2,467,000	1,074,729

18

	Torishima Pump Manufacturing Co., Ltd.	78,000	610,648
#	Toshiba Plant Kensetsu Co., Ltd.	297,000	1,501,649
	Tosho Printing Co., Ltd.	175,000	697,238
	Totetsu Kogyo Co., Ltd.	86,000	551,573
	Toyo Bussan Co., Ltd.	53,900	571,057
# *	Toyo Construction Co., Ltd.	783,000	827,381
#	Toyo Electric Co., Ltd.	121,000	686,850
#	Toyo Engineering Corp.	529,000	2,750,319
#	Toyo Machinery & Metal Co., Ltd.	49,000	561,956
#	Toyo Shutter Co., Ltd.	118,000	208,764
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	428,523
#	Trusco Nakayama Corp.	91,100	1,789,223
	Tsubaki Nakashima Co., Ltd.	151,400	2,575,464
	Tsubakimoto Chain Co.	496,000	3,245,413
	Tsubakimoto Kogyo Co., Ltd.	78,000	311,708
	Tsudakoma Corp.	164,000	326,819
#	Tsugami Corp.	248,000	1,625,856
#	Tsukishima Kikai Co., Ltd.	129,000	1,631,712
	Tsurumi Manufacturing Co., Ltd.	71,000	704,916
	Tsuzuki Denki Co., Ltd.	58,000	241,784
#	TTK Co., Ltd.	42,000	281,109
	Uchida Yoko Co., Ltd.	165,000	1,036,136
	Ueki Corp.	47,000	102,233
	UFJ Central Leasing Co., Ltd.	69,000	3,477,778
#	Union Tool Co.	68,200	3,454,108
	Utoc Corp.	68,000	229,828
# *	Venture Link Co., Ltd.	342,400	1,114,129
	Wakachiku Construction Co., Ltd.	325,000	548,804
	Weathernews, Inc.	15,800	82,479
#	Yahagi Construction Co., Ltd.	114,000	477,217
#	Yamato Corp.	50,000	203,538
	Yamaura Corp.	40,500	119,653
	Yamazen Co., Ltd.	248,000	1,496,676
	Yokogawa Bridge Corp.	98,400	563,476
	Yondenko Corp.	98,800	578,665
# *	Yuasa Trading Co., Ltd.	627,000	1,278,489
	Yuken Kogyo Co., Ltd.	107,000	303,157
	Yurtec Corp.	230,000	1,213,407
#	Yushin Precision Equipment Co., Ltd.	41,240	834,045
Total Industrials			388,540,763

Information Technology — (9.4%)
	Aichi Tokei Denki Co., Ltd.	113,000	409,602
	Aiphone Co., Ltd.	58,900	926,915
# *	Allied Telesis Holdings KK	237,600	580,590
#	Alpha Systems, Inc.	34,700	991,475
#	Anritsu Corp.	373,000	1,986,472
	AOI Electronics Co., Ltd.	34,000	777,089
# *	Apic Yamada Corp.	20,000	82,794
	Argo 21 Corp.	27,700	279,113
	Arisawa Manufacturing Co., Ltd.	139,400	2,622,516
	CAC Corp.	52,200	591,784

19

#	Canon Electronics, Inc.	80,000	2,786,405
	Canon Finetech, Inc.	130,070	2,179,361
#	Capcom Co., Ltd.	174,300	2,090,791
	Chino Corp.	113,000	361,531
#	CMK Corp.	191,000	2,452,507
	Computer Engineering & Consulting, Ltd.	44,800	596,961
	Core Corp.	37,700	314,384
#	Cresco, Ltd.	11,600	150,203
*	Daiko Denshi Tsushin, Ltd.	23,000	56,301
	Daiwabo Information System Co., Ltd.	52,500	844,349
#	Denki Kogyo Co., Ltd.	214,000	1,861,089
	DKK-TOA Corp.	31,000	84,853
#	Dodwell B.M.S., Ltd.	125,400	851,323
	DTS Corp.	34,800	1,287,742
#	eAccess, Ltd.	3,747	2,455,385
	Eizo Nanao Corp.	64,600	2,026,233
*	Elna Co., Ltd.	97,000	173,995
#	Enplas Corp.	57,900	1,114,308
# *	Epson Toyocom Corp.	341,000	2,528,141
	ESPEC Corp.	58,000	833,609
# *	FDK Corp.	314,000	521,150
	Fuji Soft ABC, Inc.	106,000	3,505,505
# *	Fujitsu Access, Ltd.	59,000	360,329
	Fujitsu Devices, Inc.	66,000	940,857
	Fujitsu Fronttec, Ltd.	56,200	496,028
	Fuso Dentsu Co., Ltd.	16,000	79,692
#	Future System Consulting Corp.	1,217	1,074,475
#	GMO Internet, Inc.	177,000	2,210,259
	Graphtec Corp.	39,000	85,201
	Hakuto Co., Ltd.	62,700	847,697
	Hitachi Business Solution Co., Ltd.	32,900	215,477
	Hitachi Information Systems, Ltd.	124,900	2,986,279
	Hitachi Kokusai Electric, Inc.	301,000	3,438,704
#	Hitachi Software Engineering Co., Ltd.	186,000	3,160,110
	Hitachi Systems & Services, Ltd.	76,000	1,701,506
	Hochiki Corp.	66,000	385,080
#	Hokuriku Electric Industry Co., Ltd.	247,000	856,321
	Horiba, Ltd.	103,000	3,405,822
	Hosiden Corp.	214,300	2,221,858
	Icom, Inc.	45,100	1,393,026
# *	Ikegami Tsushinki Co., Ltd.	137,000	292,912
# *	Ines Corp.	140,500	963,170
	I-Net Corp.	36,800	279,251
#	Information Services International-Dentsu, Ltd.	76,800	831,122
#	Intec, Inc.	147,128	2,337,415
#	Invoice, Inc.	33,711	1,473,732
	Ishii Hyoki Co., Ltd.	15,300	461,555
# *	Iwatsu Electric Co., Ltd.	256,000	491,745
	Japan Aviation Electronics Industry, Ltd.	183,000	2,560,107
	Japan Business Computer Co., Ltd.	59,900	537,925
	Japan Digital Laboratory Co., Ltd.	91,600	1,301,565
#	Japan Information Processing Service Co., Ltd.	47,400	270,812

20

# *	Japan Radio Co., Ltd.	394,000	1,200,569
	Jastec Co., Ltd.	43,600	425,015
	JIEC Co., Ltd.	87	83,398
	Kaga Electronics Co., Ltd.	78,400	1,591,953
	Kanematsu Electronics, Ltd.	61,700	472,878
	Kasuga Electric Works, Ltd.	44,000	251,499
	Kawatetsu Systems, Inc.	174	237,168
	Koa Corp.	134,700	1,853,772
	Komatsu Electronics Metals Co., Ltd.	88,200	2,271,688
#	Kubotek Corp.	285	175,382
	Kyoden Co., Ltd.	141,000	757,357
	Kyowa Electronic Instruments Co., Ltd.	52,000	199,864
	Macnica, Inc.	51,500	1,386,986
	Marubeni Infotec Corp.	21,000	62,365
	Marubun Corp.	75,500	981,516
#	Maruwa Co., Ltd.	31,400	813,191
	Maspro Denkoh Corp.	45,900	409,310
#	Megachips Corp.	78,500	1,314,750
#	Melco Holdings, Inc.	9,000	236,608
	Mimasu Semiconductor Industry Co., Ltd.	13,781	263,084
#	Miroku Jyoho Service Co., Ltd.	63,000	197,323
#	Mitsui High-Tec, Inc.	114,300	1,254,539
	Mitsui Knowledge Industry Co., Ltd.	29,100	421,604
#	Mitsumi Electric Co., Ltd.	213,500	2,526,252
	Moritex Corp.	25,500	170,607
*	Mutoh Industries, Ltd.	130,000	269,848
*	Nagano Japan Radio Co., Ltd.	85,000	162,515
	Nakayo Telecommunications, Inc.	49,000	193,623
#	NEC Fielding, Ltd.	157,400	1,865,281
	NEC Mobiling, Ltd.	38,600	692,228
#	NEC Tokin Corp.	349,000	1,955,954
	Net One Systems Co., Ltd.	1,630	3,040,279
#	Netmarks, Inc.	432	497,814
#	New Japan Radio Co., Ltd.	72,000	498,298
#	NextCom K.K.	1,000	384,534
	Nichicon Corp.	260,200	3,218,560
	Nihon Dempa Kogyo Co., Ltd.	62,500	1,933,751
#	Nihon Inter Electronics Corp.	76,700	567,718
#	Nippon Avionics Co., Ltd.	62,000	246,769
	Nippon Ceramic Co., Ltd.	72,000	914,822
	Nippon Chemi-Con Corp.	372,000	2,366,382
	Nippon System Development Co., Ltd.	73,800	2,565,220
	Nippon Systemware Co., Ltd.	30,000	206,422
#	Nissho Electronics Corp.	58,200	474,164
#	NIWS Co. HQ, Ltd.	2,099	1,797,606
	Nohmi Bosai, Ltd.	115,000	913,221
	NS Solutions Corp.	48,600	1,179,095
	Okaya Electric Industries Co., Ltd.	49,000	268,539
	Ono Sokki Co., Ltd.	71,000	523,647
#	Origin Electric Co., Ltd.	85,000	489,867
	Osaki Electric Co., Ltd.	103,000	1,074,016
	PCA Corp.	17,500	367,182

21

*	Pulstec Industrial Co., Ltd.	21,200	72,545
	Ricoh Elemex Corp.	61,000	631,833
	Rikei Corp.	22,500	80,571
	Riken Keiki Co., Ltd.	56,000	543,113
#	Roland DG Corp.	50,500	1,441,634
	Ryoden Trading Co., Ltd.	125,000	989,748
	Ryosan Co., Ltd.	111,700	2,926,443
	Ryoyo Electro Corp.	88,700	1,135,136
	Sanko Co., Ltd.	22,000	157,619
	Sanshin Electronics Co., Ltd.	88,000	952,556
	Satori Electric Co., Ltd.	47,680	728,528
	Sekonic Corp.	36,000	96,764
#	Shindengen Electric Manufacturing Co., Ltd.	236,000	1,170,875
#	Shinkawa, Ltd.	54,700	1,428,303
	Shinko Shoji Co., Ltd.	64,000	861,877
#	Shizuki Electric Co., Inc.	78,000	342,532
	Siix Corp.	33,300	646,923
	SMK Corp.	218,000	1,386,299
	Software Research Associates, Inc.	36,800	607,108
	Sokkisha Co., Ltd.	85,000	286,028
	Sorun Corp.	73,500	726,561
*	SPC Electronics Corp.	48,200	174,633
	Star Micronics Co., Ltd.	158,000	3,200,601
#	Sumida Corp.	53,349	1,126,603
#	Sumisho Computer Systems Corp.	160,100	2,941,625
	SunTelephone Co., Ltd.	92,000	724,753
	Tachibana Eletech Co., Ltd.	50,000	507,409
	Tamura Corp.	202,000	821,623
	Tamura Taiko Holdings, Inc.	163,000	796,167
# *	Teac Corp.	493,000	655,604
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	663,764
	TIS, Inc.	121,800	3,407,855
	TKC Corp.	87,400	1,879,509
	Toko, Inc.	268,000	883,684
#	Tokyo Denpa Co., Ltd.	19,800	262,490
	Tokyo Electron Device, Ltd.	248	585,055
	Tomen Electronics Corp.	45,800	1,095,721
#	Tose Co., Ltd.	17,800	226,738
#	Toshiba Ceramics Co., Ltd.	459,000	1,821,980
*	Totoku Electric Co., Ltd., Tokyo	91,000	165,425
	Toukei Computer Co., Ltd.	19,610	250,293
# *	Towa Corp.	61,400	467,676
# *	Towa Meccs Corp.	127,000	141,265
#	Toyo Corp.	89,600	1,236,981
#	Trans Cosmos, Inc.	120,800	2,988,830
	Tsuzuki Densan Co., Ltd.	22,500	123,340
#	Uniden Corp.	197,000	2,186,998
	Yamaichi Electronics Co., Ltd.	50,100	533,390
	Yaskawa Information Systems Corp.	40,000	175,596
	Ye Data, Inc.	43,000	155,553
	Yokowo Co., Ltd.	51,300	611,643
	Zuken, Inc.	83,000	877,095
Total Information Technology			173,113,436

22

Materials — (8.1%)
	Achilles Corp.	549,000	978,498
	Agro-Kanesho Co., Ltd.	7,000	57,849
	Air Water, Inc.	13,250	133,598
	Arakawa Chemical Industries, Ltd.	46,800	541,380
	Aronkasei Co., Ltd.	97,000	511,239
	Asahi Organic Chemicals Industry Co., Ltd.	268,000	1,045,284
	Chuetsu Pulp and Paper Co., Ltd.	309,000	716,120
# *	Chugai Mining Co., Ltd.	564,300	490,150
#	Chugoku Marine Paints, Ltd.	190,000	1,079,972
#	Chugokukogyo Co., Ltd.	69,000	248,174
# *	Co-Op Chemical Co., Ltd.	163,000	273,811
#	Dai Nippon Toryo, Ltd.	415,000	715,578
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	222,907
#	Daiken Corp.	372,000	1,395,603
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,530,831
#	Daio Paper Corp.	331,000	3,280,403
#	Daiso Co., Ltd.	289,000	928,109
	DC Co., Ltd.	75,000	390,734
	Dijet Industrial Co., Ltd.	58,000	157,325
	Dynapac Co., Ltd.	25,000	99,168
	FP Corp.	68,400	2,410,682
	Fujikura Kasei Co., Ltd.	74,000	701,885
	Fumakilla, Ltd.	59,000	159,432
	Geostar Corp.	10,000	79,440
#	Godo Steel, Ltd.	488,000	2,920,967
	Gun-Ei Chemical Industry Co., Ltd.	222,000	704,586
	Harima Chemicals, Inc.	61,000	515,252
	Hodogaya Chemical Co., Ltd.	232,000	886,593
	Hokkan Holdings, Ltd.	159,000	591,317
	Hokko Chemical Industry Co., Ltd.	71,000	279,832
	Hokuetsu Paper Mills, Ltd.	513,000	2,991,780
#	Hokushin Co., Ltd.	64,000	126,656
	Honshu Chemical Industry Co., Ltd.	29,000	350,135
#	Ihara Chemical Industry Co., Ltd.	126,000	458,023
	ISE Chemicals Corp.	66,000	646,858
*	Ishihara Sangyo Kaisha, Ltd.	1,072,500	1,698,484
#	Ishii Iron Works Co., Ltd.	77,000	207,078
#	Japan Carlit Co., Ltd.	46,000	349,181
	JSP Corp.	77,500	820,087
	Kanto Denka Kogyo Co., Ltd.	155,000	1,420,043
	Kasei (C.I.) Co., Ltd.	89,000	392,625
	Katakura Chikkarin Co., Ltd.	43,000	191,698
	Kawasaki Kasei Chemicals, Ltd.	88,000	164,903
#	Kishu Paper Co., Ltd.	233,000	454,597
	Koatsu Gas Kogyo Co., Ltd.	150,000	960,947
	Kohsoku Corp.	48,000	329,045
	Konishi Co., Ltd.	49,000	501,269
	Kumiai Chemical Industry Co., Ltd.	218,000	516,657

23

	Kureha Corp.	584,000	2,788,655
#	Kurimoto, Ltd.	380,000	1,065,391
#	Kurosaki Harima Corp.	247,000	1,001,559
#	MEC Co., Ltd.	55,500	805,375
	Mesco, Inc.	30,000	222,513
# *	Mitsubishi Paper Mills, Ltd.	928,000	1,816,343
	Mitsubishi Plastics, Inc.	627,000	2,059,611
	Mitsubishi Shindoh Co., Ltd.	157,000	484,811
#	Mitsubishi Steel Manufacturing Co., Ltd.	466,000	2,545,557
# *	Mitsui Mining Co., Ltd.	654,000	1,373,285
	Mory Industries, Inc.	108,000	348,278
	Nakabayashi Co., Ltd.	147,000	382,743
	Nakayama Steel Works, Ltd.	380,000	1,456,494
#	Neturen Co., Ltd., Tokyo	135,000	1,604,389
	Nichia Steel Works, Ltd.	134,900	530,009
	Nichireki Co., Ltd.	65,000	237,373
#	Nifco, Inc.	158,000	3,132,035
	Nihon Kagaku Sangyo Co., Ltd.	44,000	330,893
	Nihon Matai Co., Ltd.	82,000	220,208
	Nihon Nohyaku Co., Ltd.	170,000	695,539
	Nihon Parkerizing Co., Ltd.	204,000	3,316,445
	Nihon Seiko Co., Ltd.	11,000	38,734
# *	Nippon Carbide Industries Co., Inc.	163,000	368,346
	Nippon Chemical Industrial Co., Ltd.	235,000	694,714
#	Nippon Chutetsukan KK	73,000	165,600
	Nippon Concrete Industries Co., Ltd.	108,000	282,966
#	Nippon Denko Co., Ltd.	280,000	788,476
	Nippon Fine Chemical Co., Ltd.	65,000	413,477
#	Nippon Foil Mfg., Co., Ltd.	51,000	98,571
# *	Nippon Kasei Chemical Co., Ltd.	260,000	543,360
#	Nippon Kinzoku Co., Ltd.	161,000	353,884
#	Nippon Koshuha Steel Co., Ltd.	396,000	813,459
#	Nippon Metal Industry Co., Ltd.	485,000	1,111,983
	Nippon Paint Co., Ltd.	798,000	3,781,466
	Nippon Pigment Co., Ltd.	11,000	40,338
#	Nippon Pillar Packing Co., Ltd.	51,000	483,865
*	Nippon Soda Co., Ltd.	468,000	2,494,653
	Nippon Valqua Industries, Ltd.	242,000	866,804
#	Nippon Yakin Kogyo Co., Ltd.	253,000	1,111,576
	Nittetsu Mining Co., Ltd.	227,000	1,620,988
	Nitto FC Co., Ltd.	72,000	496,881
	NOF Corp.	633,000	3,704,020
	Okamoto Industries, Inc.	342,000	1,302,990
	Okura Industrial Co., Ltd.	166,000	843,426
	Osaka Steel Co., Ltd.	128,900	2,357,653
#	Pacific Metals Co., Ltd.	572,000	3,818,219
	Riken Technos Corp.	174,000	692,736
#	S Science Co., Ltd.	3,050,000	1,147,296
#	S.T. Chemical Co., Ltd.	86,700	1,256,543
	Sakai Chemical Industry Co., Ltd.	301,000	1,542,216
	Sakata INX Corp.	157,000	898,226
#	Sanyo Chemical Industries, Ltd.	337,000	2,497,152

24

	Sekisui Plastics Co., Ltd.	285,000	1,034,348
	Shikoku Chemicals Corp.	162,000	1,114,483
	Shinagawa Refractories Co., Ltd.	162,000	661,777
	Shin-Etsu Polymer Co., Ltd.	243,000	3,507,217
	Showa Highpolymer Co., Ltd.	132,000	525,552
	Showa Tansan Co., Ltd.	49,000	194,493
	Somar Corp.	43,000	215,813
#	Stella Chemifa Corp.	34,100	1,552,078
#	Sumitomo Light Metal Industries, Ltd.	1,105,000	2,730,506
	Sumitomo Osaka Cement Co., Ltd.	215,000	662,046
	Sumitomo Pipe & Tube Co., Ltd.	76,000	422,043
	Sumitomo Seika Chemicals Co., Ltd.	186,000	1,172,374
	Taisei Lamick Co., Ltd.	15,300	438,665
#	Takasago International Corp.	271,000	1,312,938
	Takiron Co., Ltd.	195,000	815,025
	Tayca Corp.	124,000	359,551
#	The Nippon Synthetic Chemical Industry Co., Ltd.	270,000	1,080,849
# *	Titan Kogyo Kabushiki Kaisha	59,000	116,545
	Toagosei Co., Ltd.	762,000	2,975,580
#	Toda Kogyo Corp.	113,000	475,628
#	Tohcello Co., Ltd.	93,000	1,132,261
# *	Toho Rayon Co., Ltd.	410,000	2,951,197
#	Toho Zinc Co., Ltd.	372,000	2,650,977
# *	Tohpe Corp.	36,000	58,497
#	Tokai Carbon Co., Ltd.	620,000	3,476,645
#	Tokai Pulp & Paper Co., Ltd.	157,000	524,040
	Tokushu Paper Manufacturing Co., Ltd.	146,000	714,841
	Tokyo Rope Manufacturing Co., Ltd.	447,000	998,995
	Tokyo Tekko Co., Ltd.	131,000	1,088,754
	Tomoegawa Paper Co., Ltd.	96,000	410,944
	Tomoku Co., Ltd.	220,000	548,590
	Topy Industries, Ltd.	628,000	2,229,834
	Toyo Kohan Co., Ltd.	278,000	951,954
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	499,970
	TYK Corp.	82,000	200,360
#	Ube Material Industries, Ltd.	222,000	764,843
#	Wood One Co., Ltd.	137,000	975,552
	Yamamura Glass Co., Ltd.	369,000	1,118,287
	Yamato Kogyo Co., Ltd.	160,000	3,579,180
	Yodogawa Steel Works, Ltd.	539,000	2,956,388
	Yuki Gosei Kogyo Co., Ltd.	49,000	192,925
#	Yushiro Chemical Industry Co., Ltd.	45,000	980,942
Total Materials			150,048,396

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	384
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	874
	Kirayaka Holdings, Inc.	98,000	292,575
*	Maruishi Holdings Co., Ltd.	214,000	1,870
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,040
*	Takarabune Corp.	26,000	0
Total Other			296,743

25

Telecommunication Services — (0.2%)
JSAT Corp.	935	2,706,725

Utilities — (0.5%)
Hokkaido Gas Co., Ltd.	188,000	500,981
Hokuriku Gas Co., Ltd.	94,000	316,792
Okinawa Electric Power Co., Ltd.	47,910	2,862,129
# Saibu Gas Co., Ltd.	1,111,000	2,438,671
# Shizuoka Gas Co., Ltd.	221,000	1,793,191
# Tokai Corp.	208,000	1,045,933
Total Utilities		8,957,697

TOTAL COMMON STOCKS		1,395,170,705

TEMPORARY CASH INVESTMENTS — (24.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $151,445,845 FNMA, rates ranging from 3.50% to 8.00%, maturities ranging from 03/01/09 to 06/01/36, valued at $33,361,212) to be repurchased at $32,721,380	32,707	32,707,071

@ Repurchase Agreement, UBS Warburg LLC 5.25%, 07/03/06 (Collateralized by $864,858,408 FHLMC, rates ranging from 4.00% to 10.50%, maturities ranging from 02/01/08 to 06/01/36 & FNMA, rates ranging from 4.00% to 11.50%, maturities ranging from 11/01/07 to 05/01/36, valued at $413,102,369) to be repurchased at $405,177,188	405,000	405,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $14,040,000 FHLMC 4.00%, 09/22/09, valued at $13,531,050) to be repurchased at $13,336,577	13,331	13,331,000
TOTAL TEMPORARY CASH INVESTMENTS		451,038,071

TOTAL INVESTMENTS - (100.0%) (Cost $1,694,102,446)		$1,846,208,776

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

		Shares	Value +

AUSTRALIA — (43.3%)
COMMON STOCKS — (43.2%)
	A.I., Ltd.	129,195	36,839
#	AAV, Ltd.	256,027	203,667
	ABB Grain, Ltd.	549,668	2,777,605
*	Acclaim Exploration NL	435,905	14,020
*	Adacel Technologies, Ltd.	113,249	37,735
*	Adamus Resources, Ltd.	233,933	126,235
	ADCorp Australia, Ltd.	123,389	44,914
#	Adelaide Bank, Ltd.	418,267	4,031,061
	Adelaide Brighton, Ltd.	2,023,812	3,846,418
*	Admiralty Resources NL	1,732,343	119,474
#	Adsteam Marine, Ltd.	1,063,826	1,604,928
	Adtrans Group, Ltd.	32,047	71,593
*	Advanced Magnesium, Ltd.	16,619	2,794
*	AFT Corp., Ltd.	495,284	3,674
*	Agenix, Ltd.	333,983	39,825
*	Agincourt Resources, Ltd.	227,975	263,037
*	Aim Resources, Ltd.	2,073,831	186,297
*	Ainsworth Game Technology, Ltd.	393,653	99,320
*	AJ Lucas Group, Ltd.	151,268	97,767
*	Alchemia, Ltd.	234,093	186,686
#	Alesco Corp., Ltd.	246,759	1,656,689
*	Alkane Exploration, Ltd.	504,063	61,958
*	Allegiance Mining NL	1,788,959	359,848
*	Alliance Resources, Ltd.	624,207	118,479
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	36,063
*	Amadeus Energy, Ltd.	601,908	510,052
	Amalgamated Holdings, Ltd.	369,007	1,338,052
	Amcom Telecommunications, Ltd.	596,711	59,797
*	Ammtec, Ltd.	8,165	21,892
*	Anadis, Ltd.	136,900	21,883
	Ansell, Ltd.	524,924	3,772,602
*	Antaeus Energy, Ltd.	193,687	13,385
*	Antares Energy, Ltd.	510,462	149,957
	AP Eagers, Ltd.	28,836	157,839
#	ARB Corporation, Ltd.	254,104	595,231
*	ARC Energy, Ltd.	827,541	962,283
	Ariadne Australia, Ltd.	286,001	89,635
*	Arrow Energy NL	858,170	395,676
*	ASG Group, Ltd.	30,071	14,749
	Aspen Group, Ltd.	544,242	609,688
*	Astron, Ltd.	72,300	166,245
	Atlas Group Holding, Ltd.	331,019	172,316
	Atlas Pacific, Ltd.	82,585	19,613
*	Aurora Oil & Gas, Ltd.	87,200	31,146
	Ausdrill, Ltd.	432,240	451,165
*	Ausmelt, Ltd.	36,118	15,856

1

	Auspine, Ltd.	186,351	584,034
	Ausron, Ltd.	60,281	2,283
	Austal, Ltd.	729,599	1,620,346
# *	Austar United Communications, Ltd.	4,174,881	3,807,757
	Austereo Group, Ltd.	1,400,179	1,765,827
	Austin Group, Ltd.	70,265	16,173
#	Australand Property Group	799,489	1,230,924
#	Australian Agricultural Co., Ltd.	922,612	1,327,936
	Australian Infrastructure Fund	1,014,500	1,567,193
#	Australian Pharmaceutical Industries, Ltd.	954,562	1,637,837
#	Australian Pipeline Trust	1,044,663	3,313,739
# *	Australian Worldwide Exploration, Ltd.	1,650,235	4,193,815
*	Auto Group, Ltd.	41,309	5,525
# *	Autron Corporation, Ltd.	989,247	64,331
	Avatar Industries, Ltd.	195,019	253,372
*	Avexa, Ltd.	84,701	14,455
#	AVJennings Homes, Ltd.	665,018	567,165
	AWB, Ltd.	491,984	1,584,743
*	Aztec Resources, Ltd.	2,371,592	352,981
*	B Digital, Ltd.	1,574,328	134,813
*	Babcock & Brown Environmental Investments, Ltd.	468,765	870,445
# *	Ballarat Goldfields NL	4,399,876	916,851
#	Bank of Queensland, Ltd.	407,863	4,240,432
	Baxter Group, Ltd.	143,509	463,767
#	BayCorp Advantage, Ltd.	839,783	2,000,198
	Beach Petroleum, Ltd.	1,971,531	2,281,909
	Beaconsfield Gold NL	89,078	28,463
#	Bendigo Bank, Ltd.	373,075	3,571,342
*	Bendigo Mining NL	1,588,860	2,037,124
*	Betcorp, Ltd.	55,406	152,329
*	Beyond International, Ltd.	61,256	26,401
# *	Biota Holdings, Ltd.	659,602	593,778
#	Blackmores, Ltd.	52,660	543,647
*	Blina Diamonds, Ltd. NL	15,073	8,986
*	BMA Gold, Ltd.	710,924	164,150
#	Bolnisi Gold NL	973,630	1,799,053
#	Boom Logistics, Ltd.	629,419	2,084,248
# *	Boulder Group NL	836,036	408,287
*	BQT Solutions, Ltd.	179,898	9,897
#	Bradken, Ltd.	392,576	1,517,034
	Brazin, Ltd.	336,893	348,901
	Brickworks, Ltd.	24,266	229,929
	Bridgestone Australia, Ltd.	80,100	156,188
	Broadcast Services Australia, Ltd.	343,927	60,060
	Cabcharge Australia, Ltd.	433,290	2,048,237
*	Calliden Group, Ltd.	399,993	113,802
	Campbell Brothers, Ltd.	183,890	2,475,335
	Candle Australia, Ltd.	167,056	422,048
*	Cape Range Wireless, Ltd.	3,581,304	21,301
# *	Capral Aluminium, Ltd.	669,990	646,548
	Cardno, Ltd.	102,158	333,830
#	CBH Resources, Ltd.	2,198,613	557,027
	CDS Technologies, Ltd.	96,299	139,582
*	CEC Group, Ltd.	27,607	30,777
*	CEC Group, Ltd.	4,601	5,129
	Cedar Woods Properties, Ltd.	87,353	285,588
# *	Cellestis, Ltd.	343,837	1,009,448
*	Cellnet Group, Ltd.	154,345	130,857

2

*	Centamin Egypt, Ltd.	1,611,779	886,985
#	Centennial Coal, Ltd.	1,103,702	2,551,463
	Central Equity, Ltd.	5,438	8,971
*	Centralian Minerals, Ltd.	41,182	26,012
*	Ceramic Fuel Cells, Ltd.	489,608	225,606
*	CH4 Gas, Ltd.	226,181	208,595
*	Chandler Macleod, Ltd.	80,000	45,130
*	Chemeq, Ltd.	166,742	40,864
*	ChemGenex Pharmaceuticals, Ltd.	261,684	81,524
	Chiquita Brands South Pacific, Ltd.	355,481	132,423
*	Chrome Corp., Ltd.	64,000	589
*	Circadian Technologies, Ltd.	64,591	50,803
*	Citigold Corp., Ltd.	1,343,460	320,582
#	City Pacific, Ltd.	448,816	1,251,164
*	Climax Mining, Ltd.	1,216,446	493,912
*	Clinuvel Pharmaceuticals, Ltd.	150,000	41,242
# *	Clough, Ltd.	1,604,301	453,587
*	Clover Corp., Ltd.	269,348	27,977
*	Cluff Resources Pacific NL	911,746	8,781
	CMI, Ltd.	81,810	67,443
*	CO2 Group, Ltd.	280,693	35,506
#	Coates Hire, Ltd.	931,504	4,421,138
	Codan, Ltd.	141,104	96,500
	Coffey International, Ltd.	234,503	540,053
	Collection House, Ltd.	311,854	225,699
	Colorado Group, Ltd.	321,714	1,037,193
#	Commander Communications, Ltd.	775,038	1,198,200
# *	Compass Resources NL	295,327	746,803
*	ConnectEast Group	3,850,000	3,273,961
#	Consolidated Minerals, Ltd.	805,812	1,063,198
	Consolidated Rutile, Ltd.	1,351,830	668,155
*	Coplex Resources NL	231,400	15,476
*	Copperco, Ltd.	234,299	64,427
	Corporate Express Australia, Ltd.	652,837	2,900,708
	Count Financial, Ltd.	820,498	1,398,654
#	Coventry Group, Ltd.	118,992	371,337
*	CPI, Ltd.	68,585	23,396
	Crane Group, Ltd.	176,343	1,604,325
*	Crescent Gold, Ltd.	380,000	93,206
*	Croesus Mining NL	878,058	179,434
*	Cue Energy Resources, Ltd.	452,354	63,727
*	Customers, Ltd.	1,182,627	206,406
*	Cytopia, Ltd.	187,724	112,817
	Danks Holdings, Ltd.	10,425	54,483
#	DCA Group, Ltd.	1,820,485	3,772,294
	Devine, Ltd.	405,536	268,359
*	Dioro Exploration NL	297,142	14,370
	Diversified Utility & Energy Trusts	285,000	581,861
*	Dominion Mining, Ltd.	277,017	244,006
# *	Dragon Mining NL	836,493	90,468
*	Drillsearch Energy, Ltd.	380,000	42,439
*	Echelon Resources, Ltd.	7,950	2,079
*	Ellex Medical Lasers, Ltd.	162,000	75,917
*	emitch, Ltd.	256,115	158,260
# *	Emporer Mines, Ltd.	964,668	268,288
#	Energy Developments, Ltd.	506,585	1,431,153
*	Energy World Corp., Ltd.	325,630	7,225
*	engin, Ltd.	674,773	107,633

3

#	Envestra, Ltd.	2,941,856	2,524,242
*	Environmental Solutions International, Ltd.	13,473	8,868
#	Equigold NL	551,108	649,609
*	ERG, Ltd.	2,119,350	147,365
*	Espreon, Ltd.	178,000	63,557
#	Excel Coal, Ltd.	703,810	4,223,999
*	Falcon Minerals, Ltd.	240,897	51,989
	Fantastic Holdings, Ltd.	361,116	724,402
#	Felix Resources, Ltd.	668,032	801,188
# *	First Australian Resources, Ltd.	598,074	71,089
#	FKP, Ltd.	742,332	2,895,592
#	Fleetwood Corp., Ltd.	160,673	787,478
	Flight Centre, Ltd.	328,031	2,418,312
	Forest Enterprises Australia, Ltd.	894,236	438,651
# *	Fortescue Metals Group, Ltd.	700,670	4,952,736
	Funtastic, Ltd.	437,567	518,306
	Futuris Corp., Ltd.	2,317,525	3,614,039
	Gale Pacific, Ltd.	125,851	89,008
	GasNet Australia Group	538,000	1,030,087
	Gazal Corp., Ltd.	104,542	184,707
# *	Genetic Technologies, Ltd.	830,383	215,782
*	Geodynamics, Ltd.	316,333	172,699
*	Gindalbie Metals, Ltd.	1,170,000	426,786
*	Giralia Resources NL	104,350	20,237
*	Global Television, Ltd.	80,023	45,153
*	Globe International, Ltd.	882,836	163,740
*	Gold Aura, Ltd.	61,645	3,556
*	Golden Gate Petroleum, Ltd.	480,988	168,242
*	Goldstream Mining NL	372,242	141,028
	Gowing Bros., Ltd.	79,311	182,940
#	Graincorp, Ltd. Series A	107,960	654,432
	Grand Hotel Group	826,037	531,024
*	Grange Resources, Ltd.	288,220	279,861
#	GRD, Ltd.	712,853	1,304,041
*	Great Gold Mines NL	17,866	642
#	Great Southern Plantations, Ltd.	1,195,805	3,052,657
	Green’s Foods, Ltd.	202,281	93,201
*	GroPep, Ltd.	12,000	14,378
#	GUD Holdings, Ltd.	233,672	1,370,767
#	Gunns, Ltd.	1,268,985	2,648,524
	GWA International, Ltd.	995,666	2,299,840
# *	Hardman Resources, Ltd.	2,454,501	3,100,565
#	Healthscope, Ltd.	804,302	2,327,542
*	Herald Resources, Ltd.	545,788	524,102
*	Heron Resources, Ltd.	175,000	75,504
	HGL, Ltd.	91,978	136,769
#	Hills Industries, Ltd.	658,584	2,356,303
	Home Building Society, Ltd.	33,485	366,037
*	Horizon Oil, Ltd.	2,124,446	553,890
#	Housewares International, Ltd.	377,271	387,226
	HPAL, Ltd.	345,699	436,699
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	328,070
#	IBA Health, Ltd.	1,196,206	665,983
	IBT Education, Ltd.	767,394	1,071,551
*	ICSGlobal, Ltd.	155,693	28,352
#	iiNet, Ltd.	351,613	172,503
	Iluka Resources, Ltd.	784,920	3,820,712
	Imdex, Ltd.	354,662	160,899

4

	Incitec Pivot, Ltd.	226,180	3,778,529
	Independence Group NL	404,448	819,014
*	Independent Practitioner Network, Ltd.	457,414	52,484
*	Indophil Resources NL	1,151,355	608,366
	Infomedia, Ltd.	1,030,425	478,618
	Institute of Drug Technology Australia, Ltd.	82,205	68,067
#	Integrated Group, Ltd.	240,339	373,047
	Integrated Research, Ltd.	261,513	74,804
	Integrated Tree Cropping, Ltd.	201,252	200,359
*	Intellect Holdings, Ltd.	48,362	13,652
*	Intermoco, Ltd.	2,462,900	73,163
	International All Sports, Ltd.	58,815	13,768
#	Invocare, Ltd.	374,135	1,249,076
#	IOOF Holdings, Ltd.	240,019	1,515,620
#	Iress Market Technology, Ltd.	384,324	1,655,346
	IWL, Ltd.	225,727	719,686
*	Ixla, Ltd.	89,921	1,537
*	Jabiru Metals, Ltd.	1,041,613	325,938
	JB Hi-Fi, Ltd.	364,305	1,373,176
#	Jones (David), Ltd.	1,642,898	3,625,697
#	Jubilee Mines NL	494,194	2,955,148
*	Jumbuck Entertainment, Ltd.	7,000	12,303
	Just Group, Ltd.	808,100	2,054,009
	K&S Corp., Ltd.	140,818	364,754
# *	Kagara Zinc, Ltd.	746,498	2,311,869
*	Keycorp, Ltd.	156,412	109,297
*	Kids Campus, Ltd.	69,303	46,092
*	Kimberley Diamond Co. NL	296,906	273,657
*	Kings Minerals NL	516,989	105,758
#	Kingsgate Consolidated, Ltd.	325,178	1,246,395
	Kresta Holdings, Ltd.	231,002	27,491
*	Lafayette Mining, Ltd.	2,923,208	187,299
*	Lakes Oil NL	5,026,217	56,039
	Lemarne Corp., Ltd.	30,790	66,487
*	Leyshon Resources, Ltd.	103,357	24,278
*	Life Therapeutics, Ltd.	288,857	373,474
	Lighting Corp., Ltd.	180,200	60,893
*	Lipa Pharmaceuticals, Ltd.	293,300	146,389
*	Longreach Group, Ltd.	276,023	9,447
*	Lycopodium, Ltd.	20,000	40,823
*	Lynas Corp., Ltd.	738,846	154,503
#	MacArthur Coal, Ltd.	688,740	2,298,070
	MacMahon Holdings, Ltd.	1,914,184	1,138,453
*	Macmin Silver, Ltd.	1,367,493	260,895
*	Macquarie Corporate Telecommunications, Ltd.	35,019	19,291
*	Magellan Petroleum Corp. CDI	24,570	34,690
*	Magnesium International, Ltd.	32,803	7,315
*	Marion Energy, Ltd.	507,471	279,439
*	Maryborough Sugar Factory, Ltd.	600	4,676
*	Matrix Oil NL	284,505	18,182
	MaxiTRANS Industries, Ltd.	482,299	193,576
	McGuigan Simeon Wines, Ltd.	389,785	725,557
	McPherson’s, Ltd.	190,693	205,657
	Melbourne IT, Ltd.	193,436	270,605
*	Metabolic Pharmaceuticals, Ltd.	783,048	227,365
# *	Metal Storm, Ltd.	1,482,706	137,123
	MFS, Ltd.	281,961	833,208
*	Midwest Corp., Ltd.	441,941	164,564

5

*	Miller’s Retail, Ltd.	892,078	1,016,874
	Minara Resources, Ltd.	1,638,602	2,963,823
	Mincor Resources NL	623,883	439,216
*	Mineral Deposits, Ltd.	141,000	136,750
	Monadelphous Group, Ltd.	300,573	1,384,117
	Mortgage Choice, Ltd.	415,300	785,998
# *	Mosaic Oil NL	1,420,299	174,113
*	Mount Gibson Iron, Ltd.	1,476,850	896,721
*	Multiemedia, Ltd.	4,822,552	25,046
*	MXL, Ltd.	932,804	62,480
#	MYOB, Ltd.	1,202,166	817,039
	Namoi Cotton Cooperative, Ltd.	176,490	86,517
	National Can Industries, Ltd.	97,017	136,498
	National Hire Group, Ltd.	102,000	125,668
	New Hope Corp., Ltd.	2,828,357	2,572,717
*	Nexus Energy, Ltd.	734,642	348,698
*	Niagara Mining, Ltd.	763,656	159,617
*	Nido Petroleum, Ltd.	2,578,767	355,002
*	North Australian Diamonds, Ltd.	2,366,474	73,905
*	Norwood Abbey, Ltd.	326,063	53,409
# *	Novogen, Ltd.	338,805	600,918
#	Nufarm, Ltd.	287,774	2,168,156
*	NuStar Mining Corp., Ltd.	283,544	290,769
# *	Nylex, Ltd.	3,234,837	134,633
	Oakton, Ltd.	267,238	651,795
	OAMPS, Ltd.	526,532	1,325,897
*	Occupational & Medical Innovations, Ltd.	31,208	12,473
# *	Oceana Gold, Ltd.	1,603,800	999,032
*	Optiscan Imaging, Ltd.	37,101	13,223
*	Orbital Corp., Ltd.	537,358	36,773
*	Orchard Petroleum, Ltd.	602,000	225,834
	OrotonGroup, Ltd.	79,968	77,218
	Pacific Brands, Ltd.	1,891,266	3,021,722
	Pacific Group, Ltd.	529,159	884,479
*	Paladin Resources, Ltd.	75,132	229,878
*	Palm Springs, Ltd.	278,505	3,521
# *	Pan Australian Resources, Ltd.	4,442,783	994,823
*	Pan Pacific Petroleum NL	491,700	52,918
*	Panbio, Ltd.	58,078	9,238
	Paperlinx, Ltd.	1,740,109	4,035,665
*	Payce Consolidated, Ltd.	29,670	62,836
*	PCH Group, Ltd.	508,236	273,801
	Peet & Co., Ltd.	460,831	1,386,877
*	People Telecom, Ltd.	535,431	24,663
*	Peptech, Ltd.	521,900	474,961
	Perilya, Ltd.	605,915	1,082,277
# *	Perseverance Corp., Ltd.	1,857,717	506,283
*	Petra Diamonds, Ltd.	65,193	116,286
*	Petsec Energy, Ltd.	507,520	1,256,415
# *	Pharmaxis, Ltd.	649,463	994,627
*	Planet Gas, Ltd.	145,000	42,999
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	55,714
*	Platinum Australia, Ltd.	552,913	337,622
*	PMP, Ltd.	1,058,077	1,166,143
*	Polartechnics, Ltd.	57,873	2,577
	Port Bouvard, Ltd.	185,200	345,359
*	Port Douglas Reef Resorts, Ltd.	251,655	0

6

*	PowerTel, Ltd. Series B	175,372	146,134
*	Prana Biotechnology, Ltd.	195,424	26,057
*	Precious Metals Australia, Ltd.	188,084	245,362
	Primary Health Care, Ltd.	442,200	3,911,750
	Prime Television, Ltd.	416,327	1,066,618
*	Primelife Corp., Ltd.	401,897	326,729
*	Progen Industries, Ltd.	127,002	254,329
	Programmed Maintenance Service, Ltd.	231,214	688,864
	Promentum, Ltd.	181,910	130,610
# *	pSvida, Ltd.	1,423,508	550,644
#	Queensland Cotton Holdings, Ltd.	89,966	242,542
#	Ramsay Health Care, Ltd.	430,216	3,073,651
	Raptis Group, Ltd.	12,000	8,159
*	RCR Tomlinson, Ltd.	220,356	389,667
	Rebel Sport, Ltd.	295,305	767,854
# *	Redflex Holdings, Ltd.	324,553	423,144
*	Redport, Ltd.	1,380,196	107,902
	Reece Australia, Ltd.	251,463	2,867,990
# *	Renison Consolidated Mines NL	1,028,286	194,805
#	Repco Corp., Ltd.	686,916	581,245
	Repcol, Ltd.	493,668	165,092
# *	Resolute Mining, Ltd.	839,834	1,095,743
*	Resonance Health, Ltd.	29,264	478
*	Resource Pacific Holdings, Ltd.	470,600	402,148
	Ridley Corp., Ltd.	1,045,435	938,647
*	Riversdale Mining, Ltd.	409,635	268,245
# *	Roc Oil Co., Ltd.	806,738	2,538,890
	Rock Building Society, Ltd.	25,092	89,625
	Ross Human Directions, Ltd.	133,779	41,742
	Rural Press, Ltd.	433,649	3,428,460
*	Ruralco Holdings, Ltd.	65,840	188,405
#	S8, Ltd.	299,740	853,860
#	SAI Global, Ltd.	417,173	1,085,632
*	Salinas Energy, Ltd.	151,790	57,467
# *	Sally Malay Mining, Ltd.	604,266	531,160
#	Salmat, Ltd.	411,303	834,835
*	Samson Oil & Gas, Ltd.	224,861	50,158
*	Scarborough Minerals P.L.C. CDI	43,536	42,057
#	Schaffer Corp., Ltd.	33,766	142,777
	SDI, Ltd.	367,829	172,218
*	Sedimentary Holdings, Ltd.	857,541	114,503
#	Select Harvests, Ltd.	139,071	1,345,376
	Senetas Corp., Ltd.	1,498,690	439,880
	Servcorp, Ltd.	237,004	1,016,602
	Seven Network, Ltd.	224,582	1,350,055
	SFE Corp., Ltd.	334,655	4,124,448
# *	Silex System, Ltd.	519,205	1,575,630
*	Sino Gold, Ltd.	564,947	2,106,568
*	Sino Strategic International, Ltd.	124,164	303,808
*	Sirtex Medical, Ltd.	114,609	197,578
	Skilled Group, Ltd.	305,416	966,519
*	SMC Gold, Ltd.	1,359,620	91,336
#	Smorgon Steel Group, Ltd.	3,274,819	4,088,234
	SMS Management & Technology, Ltd.	198,746	458,404
#	Southern Cross Broadcasting (Australia), Ltd.	214,043	1,669,481
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telemedia, Ltd.	1,139,934	660,371
*	Sphere Investments, Ltd.	338,460	327,273

7

#	Spotless Group, Ltd.	799,269	2,845,866
*	ST Synergy, Ltd.	33,420	75,936
# *	St. Barbara, Ltd.	2,357,543	1,001,968
*	Starpharma Holdings, Ltd.	357,958	111,858
#	Straits Resources, Ltd.	677,332	2,000,845
*	Strategic Minerals Corp. NL	358,100	37,271
*	Strathfield Group, Ltd.	492,553	11,359
*	Stuart Petroleum, Ltd.	201,731	199,652
#	STW Communications Group, Ltd.	689,884	1,440,784
*	Summit Resources, Ltd.	670,828	598,820
*	Sundance Resources, Ltd.	3,182,084	189,175
#	Sunland Group, Ltd.	933,219	1,511,369
#	Super Cheap Auto Group, Ltd.	353,806	417,658
	Sydney Attractions Group, Ltd.	64,385	293,563
*	Sydney Gas, Ltd.	661,636	135,041
	Symex Holdings, Ltd.	311,160	189,783
*	Talent2 International, Ltd.	76,130	73,383
*	Tandou, Ltd.	5,115	3,607
*	Tap Oil, Ltd.	550,764	798,276
*	Tassal Group, Ltd.	114,849	97,224
#	Technology One, Ltd.	948,372	479,646
*	Tectonic Resources NL	259,183	28,958
#	Ten Network Holdings, Ltd.	1,548,662	3,034,351
	Thakral Holdings Group	2,127,843	1,185,135
*	The Reject Shop, Ltd.	85,126	385,595
#	Timbercorp, Ltd.	1,013,020	3,029,004
*	Titan Resources, Ltd.	595,172	27,870
*	Toodyay Resources, Ltd.	20,163	285
*	Tooth & Co., Ltd.	153,000	6,822
	Total Communications Infrastructure, Ltd.	393,053	312,510
*	Tox Free Solutions, Ltd.	1,523,272	152,404
#	Transfield Services, Ltd.	628,593	4,016,652
*	Triako Resources, Ltd.	31,217	29,657
	Troy Resources NL	140,242	266,028
	Trust Company of Australia, Ltd.	75,179	610,250
*	Unilife Medical Solutions, Ltd.	147,406	21,856
*	Union Resources, Ltd.	1,290,000	63,236
	United Group, Ltd.	393,438	4,211,288
*	Universal Resources, Ltd.	109,414	13,034
*	Unwired Group, Ltd.	775,038	149,957
	UXC, Ltd.	520,939	386,725
	VeCommerce, Ltd.	13,680	19,311
# *	Ventracor, Ltd.	872,358	426,542
*	Victoria Petroleum NL	3,680,492	62,773
	Villa World, Ltd.	334,626	414,422
*	Village Life, Ltd.	203,651	24,307
	Village Roadshow, Ltd.	591,536	1,055,071
#	Vision Group Holdings, Ltd.	225,761	712,493
#	Vision Systems, Ltd.	645,192	892,172
	Waterco, Ltd.	33,300	59,325
#	Watpac, Ltd.	262,574	487,776
#	Wattyl, Ltd.	236,195	601,658
*	Webcentral Group, Ltd.	2,000	2,262
*	Webjet, Ltd.	1,172,242	261,833
	Webster, Ltd.	122,278	58,929
*	Wedgetail Exploration NL	1,413,422	30,573
*	Wentworth Mutual, Ltd.	6,400,000	139,627
*	Western Areas NL	466,784	705,772

8

	WHK Group, Ltd.	264,738	1,149,789
	Wide Bay Australia, Ltd.	47,718	364,333
*	Willmott Forests, Ltd.	49,700	66,477
*	Zenyth Therapeutics, Ltd.	211,023	73,742
TOTAL COMMON STOCKS			332,053,713

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	303,417	490,945

RIGHTS/WARRANTS — (0.0%)
*	Gold Aura, Ltd. Options 03/31/09	10,274	206
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	6,212
*	Polartechnics, Ltd. Options 11/28/06	7,234	30
*	Watpac, Ltd. Rights 07/07/06	65,643	14,634
TOTAL RIGHTS/WARRANTS			21,082

TOTAL — AUSTRALIA			332,565,740

HONG KONG — (23.8%)
COMMON STOCKS — (23.8%)
*	139 Holdings, Ltd.	620,000	8,353
	ABC Communications (Holdings), Ltd.	930,000	75,633
	Aeon Credit Service (Asia) Co., Ltd.	740,000	581,283
	Alco Holdings, Ltd.	1,290,000	599,135
	Allan International Holdings, Ltd.	592,000	73,938
	Allied Group, Ltd.	583,200	1,533,012
	Allied Properties, Ltd.	1,020,600	1,133,999
*	Anex International Holdings, Ltd.	152,000	1,924
*	Applied International Holdings, Ltd.	1,243,000	95,056
*	APT Satellite Holdings, Ltd.	599,000	111,587
*	Artel Solutions Group Holdings, Ltd.	2,315,000	14,795
	Arts Optical International Holdings, Ltd.	730,000	212,094
*	Asia Commercial Holdings, Ltd.	72,800	6,523
	Asia Financial Holdings, Ltd.	2,768,908	1,496,571
	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,495,766
	Asia Standard International Group, Ltd.	10,712,000	352,042
*	Asia TeleMedia, Ltd.	1,820,000	14,258
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	18,763
	Asia Zirconium, Ltd.	708,000	66,616
	Associated International Hotels, Ltd.	898,000	809,512
	Automated Systems Holdings, Ltd.	340,000	85,460
*	B.A.L. Holdings, Ltd.	406	27
	Baltrans Holdings, Ltd.	676,000	460,816
*	Beijing Development (Hong Kong), Ltd.	166,000	15,751
*	Bestway International Holdings, Ltd.	10,688,000	234,178
#	Bossini International Holdings, Ltd.	3,107,500	236,017
	Bright International Group, Ltd.	710,000	56,708
*	Build King Holdings, Ltd.	375,756	7,325
#	Cafe de Coral Holdings, Ltd.	1,322,000	1,881,467
*	Capital Estate, Ltd.	2,360,000	62,360
	Capital Strategic Investment, Ltd.	30,500	5,935
*	Carico Holdings, Ltd.	2,948	59
*	Cash Financial Services Group, Ltd.	427,018	17,036
*	Casil Telecommunications Holdings, Ltd.	1,420,000	66,535
*	CATIC International Holdings, Ltd.	5,332,000	61,737
	CCT Telecom Holdings, Ltd.	1,030,970	135,182

9

	CEC International Holdings, Ltd.	220,279	3,914
*	Celestial Asia Securities Holdings, Ltd.	426,036	18,536
	Champion Technology Holdings, Ltd.	2,974,718	487,015
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,417,926
	Chen Hsong Holdings, Ltd.	1,302,000	697,019
	Cheuk Nang (Holdings), Ltd.	119,530	67,343
*	Cheung Tai Hong Holdings, Ltd.	1,795,920	120,860
	Chevalier International Holdings, Ltd.	651,482	818,636
	Chevalier Itech Holdings, Ltd.	355,250	67,990
*	Chia Hsin Cement Greater China Holding Corp.	276,000	35,916
*	China Aerospace International Holdings, Ltd.	3,384,000	270,727
*	China Credit Holdings, Ltd.	1,914,000	39,543
*	China Digicontent Co., Ltd.	2,710,000	3,489
	China Electronics Corp. Holdings Co., Ltd.	668,250	94,712
	China Everbright International, Ltd.	3,945,000	331,128
# *	China Gas Holdings, Ltd.	6,754,000	1,070,065
*	China Green (Holdings), Ltd.	1,461,000	639,050
*	China Haidian Holdings, Ltd.	3,244,000	89,791
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	199,174
*	China Insurance International Holdings Co., Ltd.	3,188,000	2,053,073
*	China Investments Holdings, Ltd.	210,000	4,543
*	China Merchants DiChain (Asia), Ltd.	143,200	74,790
#	China Metal International Holdings, Ltd.	2,660,000	994,874
*	China Motion Telecom International, Ltd.	257,000	9,003
	China Motor Bus Co., Ltd.	74,000	552,549
#	China National Aviation Co., Ltd.	6,904,000	2,403,304
	China Oriental Group Co., Ltd.	6,454,000	1,461,321
*	China Pharmaceutical Group, Ltd.	3,348,000	384,057
	China Power International Development, Ltd.	7,270,000	2,672,950
	China Rare Earth Holdings, Ltd.	2,504,000	449,040
	China Resources Logic, Ltd.	6,036,000	623,083
*	China Rich Holdings, Ltd.	676,000	12,103
*	China Sciences Conservational Power, Ltd.	210,400	19,506
*	China Sci-Tech Holdings, Ltd.	278,600	4,211
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,508,336
*	China Solar Energy Holdings, Ltd.	7,612,905	579,369
*	China Star Entertainment, Ltd.	440,292	21,570
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	458,232
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	374,426
	Chinney Investments, Ltd.	1,144,000	125,237
	Chitaly Holdings, Ltd.	550,000	101,474
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	465,917
#	Chuang’s China Investments, Ltd.	2,372,500	131,507
	Chuang’s Consortium International, Ltd.	2,694,884	215,033
	Chun Wo Holdings, Ltd.	1,671,917	181,125
	Chung Tai Printing Holdings, Ltd.	548,000	87,497
# *	CITIC 21CN Co., Ltd.	7,724,000	1,007,092
*	CITIC Resources Holdings, Ltd.	11,390,000	1,894,318
	City e-Solutions, Ltd.	186,000	20,600
*	City Telecom (H.K.), Ltd.	1,070,000	93,360
# *	Clear Media, Ltd.	1,135,000	1,316,888
*	Climax International Co., Ltd.	22,200	672
*	CNT Group, Ltd.	3,078,000	56,264
	Coastal Greenland, Ltd.	2,440,000	195,957
#	COFCO International, Ltd.	4,150,000	2,368,967
	COL Capital, Ltd.	336,240	117,057
	Comba Telecom Systems Holdings, Ltd.	1,788,000	472,270
*	Compass Pacific Holdings, Ltd.	624,000	15,266

10

	Computer & Technologies Holdings, Ltd.	432,000	48,444
	Continental Holdings, Ltd.	98,825	10,155
	COSCO International Holdings, Ltd.	3,261,600	726,469
	Coslight Technology International Group, Ltd.	870,000	302,206
	Cosmos Machinery Enterprises, Ltd.	1,126,400	56,728
*	Crocodile Garments, Ltd.	1,539,000	110,640
	Cross-Harbour Holdings, Ltd.	586,520	461,194
*	CSMC Technologies Corp.	1,420,000	76,592
*	Culturecom Holdings, Ltd.	6,381,000	83,189
*	Daisho Microline Holdings, Ltd.	1,062,000	113,054
*	Dan Form Holdings Co., Ltd.	2,386,600	142,711
*	Daqing Petroleum & Chemical Group, Ltd.	3,545,000	233,517
	Dickson Concepts International, Ltd.	715,130	773,423
	Digital China Holdings, Ltd.	1,717,000	480,838
*	DVN Holdings, Ltd.	859,358	204,707
*	Dynamic Global Holdings, Ltd.	3,522,000	19,047
	Dynamic Holdings, Ltd.	384,000	118,885
	Eagle Nice (International) Holdings, Ltd.	70,000	14,389
	Easyknit International Holdings, Ltd.	424,290	6,550
*	Eforce Holdings, Ltd.	2,620,000	21,928
	Egana Jewelry & Pearls, Ltd.	331,789	68,755
#	EganaGoldpfeil Holdings, Ltd.	3,443,235	1,400,529
*	E-Kong Group, Ltd.	620,000	67,991
	Emperor Entertainment Hotel, Ltd.	2,100,000	520,195
	Emperor International Holdings, Ltd.	2,528,360	572,150
	Enerchina Holdings, Ltd.	3,068,800	186,177
*	ENM Holdings, Ltd.	320,000	24,810
*	eSun Holdings, Ltd.	1,667,600	1,257,355
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	96,673
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	224,600	188,322
#	Far East Consortium International, Ltd.	3,522,954	1,511,456
*	Far East Hotels & Entertainment, Ltd.	1,853,000	85,805
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,159
	First Natural Foods Holdings, Ltd.	1,270,000	117,894
	First Pacific Co., Ltd.	6,992,000	2,725,774
	First Sign International Holdings, Ltd.	1,424,000	42,856
#	Fong’s Industries Co., Ltd.	1,294,000	808,248
*	Forefront International Holdings, Ltd.	658,000	48,293
*	Fortuna International Holdings Ltd	2,803,200	5,436
*	Foundation Group, Ltd.	16,760	1,273
*	Founder Holdings, Ltd.	2,350,000	131,810
	Fountain Set Holdings, Ltd.	1,868,000	637,785
	Four Seas Food Investment Holdings, Ltd.	347,184	35,944
	Four Seas Mercantile Holdings, Ltd.	592,000	221,058
*	Frasers Property China, Ltd.	386,000	9,293
# *	Fu JI Food & Catering Services	1,217,000	2,011,428
	Fubon Bank Hong Kong, Ltd.	2,350,000	863,253
*	Fujian Holdings, Ltd.	237,800	7,570
	Fujikon Industrial Holdings, Ltd.	710,000	168,546
*	Fushan International Energy Group, Ltd.	4,978,000	922,838
	Geely Automobile Holdings, Ltd.	3,570,000	448,211
*	Genesis Energy Holdings, Ltd.	5,810,000	38,729
*	GFT Holdings, Ltd.	480,000	2,579
	Giordano International, Ltd.	4,230,000	2,002,958
	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,890,113
	Global Green Tech Group, Ltd.	1,782,000	208,700
*	Global Tech (Holdings), Ltd.	5,612,000	36,130

11

	Glorious Sun Enterprises, Ltd.	2,756,000	1,303,705
	Gold Peak Industries (Holdings), Ltd.	1,059,250	152,662
*	Goldbond Group Holdings, Ltd.	2,609,500	70,762
	Golden Meditech Company, Ltd.	1,500,119	445,223
# *	Golden Resorts Group, Ltd.	2,698,000	764,214
	Golden Resources Development International, Ltd.	1,456,500	60,921
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	252,575
	Golik Holdings, Ltd.	930,500	33,467
*	Good Fellow Group, Ltd.	3,488,000	169,784
	Grande Holdings, Ltd.	562,000	307,749
*	Great Wall Cybertech, Ltd.	15,795,170	20,338
	Group Sense (International), Ltd.	2,448,000	185,912
	Guangnan Holdings, Ltd.	1,779,600	351,076
	Guangzhou Investment Co., Ltd.	15,476,000	2,888,679
*	Guo Xin Group, Ltd.	3,640,000	10,364
	GZI Transport, Ltd.	2,686,000	1,115,109
	Hang Fung Gold Technology, Ltd.	1,430,482	167,859
	Hang Ten Group Holdings, Ltd.	1,705,850	153,696
	Hanny Holdings, Ltd.	581,921	271,618
*	Hans Energy Co., Ltd.	5,402,000	265,339
	Harbour Centre Development, Ltd.	593,000	951,954
#	Heng Tai Consumables Group, Ltd.	2,798,000	335,988
	High Fashion International, Ltd.	268,000	51,897
#	HKR International, Ltd.	3,516,736	1,747,166
	Hon Kwok Land Investment Co., Ltd	842,535	333,409
*	Honesty Treasure International Holdings, Ltd.	4,108,000	97,761
	Hong Kong Catering Management, Ltd.	512,000	85,828
	Hong Kong Construction Holdings, Ltd.	3,758,000	479,207
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	896,343
*	Hong Kong Parkview Group, Ltd.	1,130,000	34,920
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,813
	Hongkong Chinese, Ltd.	2,662,000	354,074
*	Hop Hing Holdings, Ltd.	660,265	27,205
	Hsin Chong Construction Group, Ltd.	1,569,658	153,779
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	352,720
*	Huabao International Holdings, Ltd.	19,300	5,700
	Huafeng Textile International Group, Ltd.	428,400	24,761
*	Hualing Holdings, Ltd.	6,480,000	129,763
	Hung Hing Printing Group, Ltd.	1,337,275	802,836
	Hutchison Harbour Ring, Ltd.	14,848,000	1,204,787
*	Hycomm Wireless, Ltd.	4,709,000	29,662
	I-Cable Communications, Ltd.	4,440,000	990,241
	IDT International, Ltd.	4,248,486	243,506
*	Imagi International Holdings, Ltd.	607,400	734,167
*	Inner Mongolia Development Holdings, Ltd.	173,661	3,138
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	162,980
	Integrated Distribution Services Group, Ltd.	355,000	635,172
*	Interchina Holdings Co., Ltd.	8,130,000	36,740
	IPE Group, Ltd.	800,000	147,336
	ITC Corp., Ltd.	3,391,460	253,280
	Jinhui Holdings Co., Ltd.	930,000	194,093
*	Jiuzhou Development Co., Ltd.	1,268,000	142,170
	Joyce Boutique Holdings, Ltd.	1,530,000	78,872
*	Junefield Department Store Group, Ltd.	256,000	2,670
#	K Wah International Holdings, Ltd.	5,773,364	1,910,164
*	Kader Holdings Co., Ltd.	545,600	23,114
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	62,496

12

	Kantone Holdings, Ltd.	5,487,435	314,161
*	Karl Thomson Holdings, Ltd.	544,000	133,670
	Karrie International Holdings, Ltd.	832,000	324,163
	Keck Seng Investments (Hong Kong), Ltd.	858,600	263,017
	Kee Shing Holdings	886,000	105,950
	Kin Yat Holdings, Ltd.	586,000	74,764
	King Fook Holdings, Ltd.	1,000,000	55,269
*	King Pacific International Holdings, Ltd.	1,404,200	22,058
	Kingdee International Software Group Co., Ltd.	638,000	233,866
	Kingmaker Footwear Holdings, Ltd.	1,100,955	119,197
	Kingway Brewery Holdings, Ltd.	3,180,000	1,350,490
*	Kong Sun Holdings, Ltd.	2,198,000	7,075
	Kowloon Development Co., Ltd.	1,324,000	2,218,098
*	KPI Co., Ltd.	396,000	11,218
	KTP Holdings, Ltd.	560,400	44,684
	Kwoon Chung Bus Holdings, Ltd.	556,000	80,813
*	Lai Sun Development Co., Ltd.	30,674,000	1,190,369
*	Lai Sun Garment (International), Ltd.	3,244,000	217,360
	Lam Soon (Hong Kong), Ltd.	302,310	174,285
*	Landune International, Ltd.	3,600,000	74,232
	Le Saunda Holdings, Ltd.	236,000	34,092
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,974
	Lee & Man Holdings, Ltd.	756,000	87,652
# *	Lee & Man Paper Manufacturing, Ltd.	992,000	1,452,197
	Lerado Group (Holding) Co., Ltd.	1,048,000	70,127
#	Li Ning Co., Ltd.	2,510,000	2,461,280
*	LifeTec Group, Ltd.	3,969,000	52,233
	Lippo, Ltd.	1,074,760	365,776
#	Liu Chong Hing Bank, Ltd.	1,060,000	2,057,857
	Liu Chong Hing Investment, Ltd.	749,200	874,378
	Luen Thai Holdings, Ltd.	1,345,000	325,100
	Luk Fook Holdings (International), Ltd.	926,000	142,952
	Luks Industrial Group, Ltd.	901,555	151,259
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	777,053
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Success, Ltd.	4,120,000	484,462
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	33,087
*	Mae Holdings, Ltd.	11,100	571
	Magnificent Estates, Ltd.	10,344,000	304,694
*	Magnum International Holdings, Ltd.	300,000	2,704
	Mainland Headwear Holdings, Ltd.	546,000	175,692
	Man Yue International Holdings, Ltd.	590,000	116,669
	Matrix Holdings, Ltd.	906,000	247,917
	Matsunichi Communications Holdings, Ltd.	966,000	208,114
*	Mei Ah Entertainment Group, Ltd.	1,142,000	63,473
	Melbourne Enterprises, Ltd.	45,500	228,033
	Midas International Holdings, Ltd.	774,000	47,872
#	Midland Holdings, Ltd.	1,810,000	804,561
	Min Xin Holdings, Ltd.	921,200	190,841
*	Mingyuan Medicare Development Co., Ltd.	5,900,000	548,060
*	Minmetals Resources, Ltd.	3,943,780	1,120,563
	Miramar Hotel & Investment Co., Ltd.	741,000	1,002,850
*	Morning Star Resources, Ltd.	1,845,000	14,016
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,150,608
	Nanyang Holdings, Ltd.	137,500	201,946
	National Electronics Holdings, Ltd.	2,156,000	94,572
	Natural Beauty Bio-Technology, Ltd.	2,480,000	194,566

13

	Neo-China Group (Holdings), Ltd.	8,740,000	823,803
	New Century Group Hong Kong, Ltd.	2,180,920	205,038
*	New Island Printing Holdings, Ltd.	176,000	10,198
*	New Smart Holdings, Ltd.	432,800	27,396
*	New World Cyberbase, Ltd.	217,884	6,672
*	New World Mobile Holdings, Ltd.	22,140	4,206
	Newocean Green Energy Holdings, Ltd.	513,120	51,194
	Next Media, Ltd.	3,636,000	2,028,059
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	173,554
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,154
# *	Norstar Founders Group, Ltd.	2,352,000	819,696
# *	Onfem Holdings, Ltd.	1,266,000	73,111
*	Orient Power Holdings, Ltd.	804,000	19,463
#	Oriental Press Group, Ltd.	5,688,000	1,137,447
	Oriental Watch Holdings, Ltd.	398,000	88,699
#	Pacific Andes International Holdings, Ltd.	2,328,000	482,904
	Pacific Basin Shipping, Ltd.	3,050,000	1,384,889
	Pacific Century Insurance Holdings, Ltd.	1,272,000	676,548
#	Pacific Century Premium Developments, Ltd.	5,700,000	1,635,392
*	Pacific Plywood Holdings, Ltd.	4,430,000	11,408
	Paul Y Engineering Group, Ltd.	57,121	7,365
	Paul Y. ITC Construction Holdings, Ltd.	3,261,839	1,179,027
#	Peace Mark Holdings, Ltd.	2,358,022	1,118,936
	Pegasus International Holdings, Ltd.	226,000	32,044
	Perfectech International Holdings, Ltd.	571,450	40,581
	Pico Far East Holdings, Ltd.	2,726,000	542,038
#	Playmates Holdings, Ltd.	3,969,000	419,694
	Pokfulam Development Co., Ltd.	234,000	140,325
*	Pokphand (C.P.) Co., Ltd.	5,970,000	288,322
	Poly Hong Kong Investment, Ltd.	1,528,000	259,924
*	Poly Investments Holdings, Ltd.	2,670,000	33,006
	Ports Design, Ltd.	1,431,000	2,307,481
	Prime Success International Group, Ltd.	4,328,000	2,718,291
	Proview International Holdings, Ltd.	1,258,884	207,751
	Public Financial Holdings, Ltd.	2,396,000	1,925,562
*	Pyxis Group, Ltd.	1,936,000	69,532
	Qin Jia Yuan Media Services Co., Ltd.	845,000	261,778
*	QPL International Holdings, Ltd.	1,608,000	153,226
	Quality Healthcare Asia, Ltd.	334,988	137,143
	Raymond Industrial, Ltd.	675,400	157,311
#	Regal Hotels International Holdings, Ltd.	20,276,000	1,566,711
*	Riche Multi-Media Holdings, Ltd.	7,060,000	156,976
*	Rivera Holdings, Ltd.	3,620,000	88,888
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,445,000	1,646,232
	Roadshow Holdings, Ltd.	1,456,000	131,516
	S.A.S.Dragon Holdings, Ltd.	1,696,000	178,954
#	Sa Sa International Holdings, Ltd.	2,972,000	1,053,092
	Safety Godown Co., Ltd.	408,000	169,762
	Saint Honore Holdings, Ltd.	128,000	32,333
	San Miguel Brewery Hong Kong, Ltd.	612,800	116,541
*	Sanyuan Group, Ltd.	415,000	8,015
	SCMP Group, Ltd.	4,160,000	1,407,281
	Sea Holdings, Ltd.	832,000	470,511
*	Seapower Resources International, Ltd.	13,351,680	125,821
	SEEC Media Group, Ltd.	2,550,000	110,167
*	Shanghai Allied Cement, Ltd.	1,152,080	31,009
#	Shanghai Real Estates, Ltd.	4,626,000	849,255

14

*	Shanghai Zenghai Property, Ltd.	10,407,000	330,763
	Shaw Brothers Hong Kong, Ltd.	134,000	188,921
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	406,628
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	93,990
#	Shenzhen International Holdings, Ltd.	29,925,000	1,352,440
*	Shougang Concord Century Holdings, Ltd.	3,916,000	230,539
*	Shougang Concord Grand (Group), Ltd.	1,701,000	78,962
#	Shougang Concord International Enterprises Co., Ltd.	12,874,000	945,837
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	101,712
#	Shui On Construction & Materials, Ltd.	624,000	1,193,669
*	Shun Ho Resources Holdings, Ltd.	483,000	36,071
*	Shun Ho Technology Holdings, Ltd.	1,037,452	77,493
#	Silver Grant International Industries, Ltd.	4,665,000	1,248,604
*	Sincere Co., Ltd.	505,500	20,449
	Sing Tao News Corp., Ltd.	1,842,000	219,576
#	Singamas Container Holdings, Ltd.	1,446,000	1,005,866
	Sino Biopharmaceutical, Ltd.	5,056,000	860,199
*	Sino Gas Group, Ltd.	2,297,600	174,771
	Sino Golf Holdings, Ltd.	438,000	39,144
*	Sino Prosper Holdings, Ltd.	1,540,000	135,451
*	Sinocan Holdings, Ltd.	350,000	1,758
	SinoCom Software Group, Ltd.	2,256,000	603,075
*	Sino-i Technology, Ltd.	44,833,158	611,536
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,390,195
	Sinopec Kantons Holdings, Ltd.	2,292,000	769,433
*	Skyfame Realty Holdings, Ltd.	1,710,000	279,125
*	SMI Publishing Group, Ltd.	250,511	484
	SNP Leefung Holdings, Ltd.	180,000	37,629
*	Softbank Investment International (Strategic), Ltd.	7,398,000	107,794
*	Solartech International Holdings, Ltd.	49,600	5,868
*	Solomon Systech International, Ltd.	5,847,000	1,480,027
*	South China Brokerage Co., Ltd.	4,872,000	60,946
*	South China Industries, Ltd.	1,124,000	153,412
	Southeast Asia Properties & Finance, Ltd.	263,538	34,612
	Starlight International Holdings, Ltd.	1,548,792	239,692
	Starlite Holdings, Ltd.	694,000	47,323
	Stelux Holdings International, Ltd.	1,307,702	101,061
*	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	102,606
	Sun Hung Kai & Co., Ltd.	2,493,600	2,261,241
*	Sun Innovation Holdings, Ltd.	14,203	7,262
	Sunway International Holdings, Ltd.	866,000	28,488
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	71,358
	Symphony Holdings, Ltd.	3,717,000	503,066
#	Tack Fat Group International, Ltd.	3,232,000	433,417
	Tack Hsin Holdings, Ltd.	542,000	18,113
	Tai Cheung Holdings, Ltd.	1,459,000	748,201
	Tai Fook Securities Group, Ltd.	1,044,000	179,292
	Tai Sang Land Development, Ltd.	576,984	217,917
*	Tak Shun Technology Group, Ltd.	2,088,000	40,284
	Tak Sing Alliance Holdings, Ltd.	2,909,865	150,088
	Tan Chong International, Ltd.	1,212,000	273,111
	TCC International Holdings, Ltd.	1,124,000	173,734
*	TCL Communication Technology Holdings, Ltd.	4,244,000	127,386
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	920,034
*	Technology Venture Holdings, Ltd.	586,000	8,740
*	Termbray Industries International (Holdings), Ltd.	2,304,900	163,230
	Tern Properties Co., Ltd.	61,200	21,277

15

	Texwinca Holdings, Ltd.	3,420,000	2,296,064
*	The Sun’s Group, Ltd.	17,004,000	21,895
*	Tian An China Investments Co., Ltd.	2,242,275	1,210,051
	Tian Teck Land, Ltd.	1,098,000	403,227
	Tianjin Development Holdings, Ltd.	2,090,000	1,287,919
*	Tidetime Sun (Group), Ltd.	196,280	3,208
	Titan Petrochemicals Group, Ltd.	10,420,000	699,577
*	Tomorrow International Holdings, Ltd. Consolidated Shares	353,570	19,121
*	Tomorrow International Holdings. Ltd.	41,250	8,923
	Tongda Group Holdings, Ltd.	5,620,000	213,651
	Tonic Industries Holdings, Ltd.	1,380,000	27,051
	Top Form International, Ltd.	2,354,000	415,531
*	Topsearch International (Holdings), Ltd.	234,000	24,186
	Tristate Holdings, Ltd.	188,000	89,144
	Truly International Holdings, Ltd.	1,190,000	1,564,842
	Tungtex (Holdings) Co., Ltd.	788,000	187,094
*	Tysan Holdings, Ltd.	1,040,773	56,307
*	United Power Investment, Ltd.	4,368,000	217,210
*	Universal Holdings Ltd	12,220,000	136,948
*	Universe International Holdings, Ltd.	573,339	3,587
	U-Right International Holdings, Ltd.	4,746,000	136,425
	USI Holdings, Ltd.	928,999	394,791
	Van Shung Chong Holdings, Ltd.	359,335	33,961
	Varitronix International, Ltd.	740,293	443,464
*	Vedan International (Holdings), Ltd.	200,000	22,663
	Veeko International Holdings, Ltd.	1,420,000	42,424
	Victory City International Holdings, Ltd.	1,509,808	491,746
	Vision Grande Groupe Holdings, Ltd.	1,823,000	1,765,345
	Vital Biotech Holdings, Ltd.	470,000	6,609
	Vitasoy International Holdings, Ltd.	2,461,000	888,051
#	Vtech Holdings, Ltd.	588,000	3,063,552
	Wah Ha Realty Co., Ltd.	278,600	54,527
*	Wah Nam International Holdings, Ltd.	38,696	761
	Wai Kee Holdings, Ltd.	1,615,738	504,633
	Wang On Group, Ltd.	57,476	18,328
*	Warderly International Holdings, Ltd.	520,000	31,115
	Wellnet Holdings, Ltd.	2,059,200	140,926
*	Winfoong International, Ltd.	1,210,000	76,441
	Wing On Co. International, Ltd.	709,000	1,197,188
*	Wing Shan International, Ltd.	896,000	32,212
	Wong’s International (Holdings), Ltd.	737,641	54,812
*	Wonson International Holdings, Ltd.	202,000	2,592
*	World Houseware (Holdings), Ltd.	605,700	16,820
	Y. T. Realty Group, Ltd.	965,000	174,883
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	97,248
*	Yanion International Holdings, Ltd.	488,000	56,552
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	35,155
	YGM Trading, Ltd.	233,000	237,333
	Yip’s Chemical Holdings, Ltd.	674,000	245,137
	Yugang International, Ltd.	17,206,000	270,893
*	Yunnan Enterprises Holdings, Ltd.	240,000	11,567
TOTAL COMMON STOCKS			182,651,814

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	31,802
*	China Credit Holdings Warrants 07/31/06	191,400	271

16

*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,978
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	0
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,295
*	IDT International, Ltd. Rights 07/24/06	849,697	15,864
*	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	10,221
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	482,520	103,757
*	Topsearch International (Holdings), Ltd. Warrants 06/26/06	23,400	211
TOTAL RIGHTS/WARRANTS			166,399

TOTAL — HONG KONG			182,818,213

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,511
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,511

NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
	AFFCO Holdings, Ltd.	1,806,887	428,679
	Cavalier Corp., Ltd.	283,674	544,274
	CDL Hotels New Zealand, Ltd.	1,387,344	507,278
	CDL Investments New Zealand, Ltd.	346,942	76,023
	Colonial Motor Co., Ltd.	126,795	231,817
	Ebos Group, Ltd.	112,108	349,759
	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	479,863
	Freightways, Ltd.	165,605	373,661
	Hallenstein Glassons Holdings, Ltd.	241,638	771,451
	Hellaby Holdings, Ltd.	210,214	583,325
	Horizon Energy Distribution, Ltd.	40,420	101,384
*	Mainfreight, Ltd.	40,000	135,325
	Michael Hill International, Ltd.	156,746	727,905
*	New Zealand Oil & Gas, Ltd.	584,872	363,335
	New Zealand Refining Co., Ltd.	543,857	2,186,342
	Northland Port Corp. (New Zealand), Ltd.	219,997	389,046
#	Nuplex Industries, Ltd.	291,003	1,124,046
*	Pacific Retail Group, Ltd.	194,156	182,181
#	Port of Tauranga, Ltd.	541,952	1,767,994
	Provenco Group, Ltd.	281,600	155,712
	Pumpkin Patch, Ltd.	60,000	158,295
#	Pyne Gould Guinness, Ltd.	581,127	785,495
	Restaurant Brand New Zealand, Ltd.	369,175	283,410
*	Richina Pacific, Ltd.	309,644	92,591
*	Rubicon, Ltd.	995,760	564,895
	Ryman Healthcare Group, Ltd.	415,999	2,180,235
	Sanford, Ltd.	418,047	1,275,208
*	Scott Technology, Ltd.	60,843	85,433
*	Seafresh New Zealand, Ltd.	80,520	1,374
	South Port New Zealand, Ltd.	30,744	28,185
	Steel & Tube Holdings, Ltd.	379,638	1,075,136
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	30,692
*	Tenon, Ltd.	19,132	39,662
	Tourism Holdings, Ltd.	402,452	436,642
*	Tower, Ltd.	348,828	731,232

17

*	Trans Tasman Properties, Ltd.	2,311,308	717,524
	Warehouse Group, Ltd.	200,774	606,932
TOTAL COMMON STOCKS			20,572,341

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	30,291

TOTAL — NEW ZEALAND			20,602,632

SINGAPORE — (8.6%)
COMMON STOCKS — (8.6%)
*	Acma, Ltd.	3,040,700	76,116
	Airocean Group, Ltd.	1,649,000	98,970
	Amtek Engineering, Ltd.	1,599,250	510,693
	Apollo Enterprises, Ltd.	193,000	80,435
	Armstrong Industrial Corp.	1,460,000	147,538
*	ASA Group Holdings, Ltd.	586,000	47,213
	Ascott Group, Ltd.	1,807,250	1,179,718
	Aussino Group, Ltd.	967,000	196,078
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	280,079
#	Beyonics Technology, Ltd.	1,945,800	388,314
	Bonvests Holdings, Ltd.	825,000	469,967
#	Brilliant Manufacturing, Ltd.	1,855,000	306,031
	Broadway Industrial Group, Ltd.	461,000	131,272
#	Bukit Sembawang Estates, Ltd.	107,001	1,036,505
	CH Offshore, Ltd.	823,200	184,820
*	Chemical Industries (Far East), Ltd.	105,910	42,823
	China Dairy Group, Ltd.	1,502,000	548,147
	China Merchants Holdings Pacific, Ltd.	652,000	320,288
	Chip Eng Seng Corp., Ltd.	1,775,000	225,111
	Chosen Holdings, Ltd.	1,284,000	125,700
#	Chuan Hup Holdings, Ltd.	4,385,000	916,102
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	103,420
	CIH, Ltd.	506,699	637,035
*	CK Tang, Ltd.	614,000	182,190
*	Compact Metal Industries, Ltd.	643,000	4,062
*	Cougar Logistics Corp.	482,500	71,635
	Courts Singapore, Ltd.	495,000	205,023
*	CSC Holdings, Ltd.	672,000	37,949
	CSE Global, Ltd.	1,262,000	927,484
	CWT Distribution, Ltd.	923,000	345,442
*	Eagle Brand Holdings, Ltd.	5,158,000	177,963
*	Eastern Asia Technology, Ltd.	1,844,260	105,398
*	Eastgate Technology, Ltd.	870,000	24,841
	ECS Holdings, Ltd.	1,375,000	270,248
	Eng Wah Organisation, Ltd.	265,000	39,287
	Engro Corp., Ltd.	236,000	118,064
*	Enviro-Hub Holdings, Ltd.	876,666	224,854
*	Firstlink Investments Corp., Ltd.	995,000	37,399
	Freight Links Express Holdings, Ltd.	3,368,000	149,191
	Frontline Technologies Corp., Ltd.	3,170,000	249,917
	Fu Yu Manufacturing, Ltd.	2,273,750	560,259
	Fuji Offset Plates Manufacturing, Ltd.	33,750	4,798
	G & W Group Holdings, Ltd.	252,314	29,613
*	Gallant Venture, Ltd.	15,600	5,223
	GB Holdings, Ltd.	200,000	115,531
	Ges International, Ltd.	2,909,000	1,894,880

18

	GK Goh Holdings, Ltd.	1,494,000	816,877
# *	Global Voice Group, Ltd.	2,054,000	214,112
*	Goodpack, Ltd.	1,592,000	1,643,299
	GP Industries, Ltd.	1,516,000	596,209
#	Guocoland, Ltd.	1,215,000	1,859,670
	Hiap Moh Corp., Ltd.	34,874	7,050
#	Ho Bee Investment, Ltd.	761,000	366,397
*	Hong Fok Corp., Ltd.	1,796,000	502,036
#	Hong Leong Asia, Ltd.	1,048,000	989,244
	Hotel Grand Central, Ltd.	968,395	407,231
	Hotel Plaza, Ltd.	1,189,000	934,684
#	Hotel Properties, Ltd.	1,675,000	1,970,731
	Hour Glass, Ltd.	298,000	150,235
	HTL International Holdings, Ltd.	1,839,843	1,292,059
	Huan Hsin Holdings, Ltd.	1,138,400	364,328
	HupSteel, Ltd.	1,080,240	187,946
	Hwa Hong Corp., Ltd.	2,488,000	880,095
	IDT Holdings, Ltd.	718,000	377,553
	IFS Capital, Ltd.	290,000	148,844
*	Inno-Pacific Holdings, Ltd.	680,000	8,572
	Innovalues Precision, Ltd.	520,000	235,416
	Internet Technology Group, Ltd.	874,408	19,335
*	Interra Resources, Ltd.	37,086	9,564
*	Intraco, Ltd.	292,500	72,748
	Isetan (Singapore), Ltd.	122,500	317,818
*	Jasper Investments, Ltd.	2,267,000	14,326
	Jaya Holdings, Ltd.	2,733,000	2,326,844
	JK Yaming International, Ltd.	907,000	200,707
	Jurong Cement, Ltd.	132,500	57,550
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,008,466
*	K1 Ventures, Ltd.	5,340,500	1,199,608
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,035,060
	Khong Guan Flour Milling, Ltd.	19,000	24,728
	Kian Ann Engineering, Ltd.	868,000	91,101
	Kian Ho Bearings, Ltd.	521,000	52,883
	Koh Brothers, Ltd.	1,494,000	103,704
*	L & M Group Investments, Ltd.	7,107,100	22,450
#	Labroy Marine, Ltd.	3,343,000	2,857,423
*	LanTroVision (S), Ltd.	1,117,500	28,676
*	LC Development, Ltd.	2,041,254	180,433
	Lee Kim Tah Holdings, Ltd.	1,600,000	359,625
*	Liang Huat Aluminium, Ltd.	2,954,000	27,996
	Lion Asiapac, Ltd.	473,000	52,428
	Low Keng Huat Singapore, Ltd.	372,000	187,637
	Lum Chang Holdings, Ltd.	1,134,030	150,708
#	Magnecomp International, Ltd.	931,000	471,390
	Manufacturing Integration Technology, Ltd.	588,000	63,014
# *	Mediaring.Com, Ltd.	4,262,500	1,015,116
	Metro Holdings, Ltd.	2,256,960	1,134,637
	MMI Holdings, Ltd.	1,994,000	901,312
	Multi-Chem, Ltd.	1,263,000	175,429
	Nera Telecommunications, Ltd.	1,450,000	366,321
	New Toyo International Holdings, Ltd.	1,043,000	237,998
#	Norelco Centreline Holdings, Ltd.	941,000	268,177
*	Orchard Parade Holdings, Ltd.	1,084,022	424,764
#	Osim International, Ltd.	1,965,600	1,919,382
	Ossia International, Ltd.	728,332	65,493
	Pan-United Corp., Ltd.	2,193,000	805,628

19

	Pan-United Marine, Ltd.	1,096,500	531,783
	PCI, Ltd.	734,000	220,607
	Pertama Holdings, Ltd.	459,750	114,463
	Popular Holdings, Ltd.	1,813,000	436,593
	PSC Corp., Ltd.	5,723,200	307,147
	Qian Hu Corp., Ltd.	408,200	62,524
	Robinson & Co., Ltd.	284,832	919,949
	Rotary Engineering, Ltd.	1,624,000	530,007
	San Teh, Ltd.	838,406	205,873
	SBS Transit, Ltd.	1,011,000	1,385,304
	Sea View Hotel, Ltd.	66,000	0
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,914
	Sembawang Kimtrans, Ltd.	1,618,750	547,900
	Sin Soon Huat, Ltd.	1,307,000	215,759
	Sing Investments & Finance, Ltd.	141,750	126,143
#	Singapore Food Industries, Ltd.	1,707,000	997,121
	Singapore Reinsurance Corp., Ltd	1,695,028	300,633
	Singapore Shipping Corp., Ltd.	1,930,000	659,309
	Singapura Finance, Ltd.	139,250	149,672
	SMB United, Ltd.	2,010,000	204,069
	SNP Corp., Ltd.	466,495	279,999
*	SP Corp., Ltd.	454,000	15,775
	Stamford Land Corp., Ltd.	3,229,000	611,141
	Straits Trading Co., Ltd.	1,117,200	1,939,267
*	Sunright, Ltd.	378,000	55,849
	Superbowl Holdings, Ltd.	490,000	86,441
	Superior Metal Printing, Ltd.	490,500	46,457
	Thakral Corp., Ltd.	6,028,000	305,112
	Tiong Woon Corp. Holding, Ltd.	1,359,000	240,824
*	Transmarco, Ltd.	106,500	50,463
	Trek 2000 International, Ltd.	1,004,000	337,204
	TT International, Ltd.	2,109,600	195,060
*	Tuan Sing Holdings, Ltd.	3,362,000	202,797
*	Ultro Technologies, Ltd.	530,000	19,839
	Unisteel Technology, Ltd.	1,217,500	1,411,016
	United Engineers, Ltd.	846,666	977,858
	United Overseas Insurance, Ltd.	125,500	310,569
	United Pulp & Paper Co., Ltd.	354,000	84,090
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,205,479
	Vicom, Ltd.	120,000	74,443
	WBL Corp., Ltd.	647,000	2,207,536
	Xpress Holdings, Ltd.	1,392,000	143,163
*	Yongnam Holdings, Ltd.	1,506,000	23,786
TOTAL COMMON STOCKS			65,777,631

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group, Ltd. Warrants 12/22/07	300,400	43,650

TOTAL — SINGAPORE			65,821,281

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

20

TEMPORARY CASH INVESTMENTS — (21.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $750,993,105 FNMA, rates ranging from 4.00% to 9.50%, maturities ranging from 11/01/07 to 07/01/36, valued at $165,742,088) to be repurchased at $162,563,333	162,492	162,492,243
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $4,049,000 FHLMC 4.00%, 09/22/09, valued at $3,902,224) to be repurchased at $3,845,608	3,844	3,844,000
TOTAL TEMPORARY CASH INVESTMENTS		166,336,243

TOTAL INVESTMENTS - (100.0%) (Cost $711,725,424)		$768,147,620

See accompanying Notes to Financial Statements.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

		Shares	Value +

COMMON STOCKS — (99.2%)
Consumer Discretionary — (20.4%)
	4imprint P.L.C.	81,908	497,945
*	Abbeycrest P.L.C.	42,590	16,539
	Aga Food Service Group P.L.C.	447,921	3,189,264
	Alba P.L.C.	184,693	706,642
	Alexandra P.L.C.	124,343	362,707
	Alexon Group P.L.C.	205,641	542,705
	Alpha Airports Group P.L.C.	489,053	735,248
	Arena Leisure P.L.C.	1,411,547	1,056,143
*	Aston Villa P.L.C.	12,961	90,930
*	Austin Reed Group P.L.C.	68,999	151,804
	Avon Rubber P.L.C.	69,321	236,711
	Beale P.L.C.	22,161	27,655
	Bellway P.L.C.	356,982	7,647,235
	Ben Bailey P.L.C.	40,986	298,413
	Blacks Leisure Group P.L.C.	134,993	1,352,776
	Bloomsbury Publishing P.L.C.	265,166	1,588,197
	Boot (Henry) P.L.C.	76,607	1,152,491
	Bovis Homes Group P.L.C.	428,566	6,354,181
	BPP Holdings P.L.C.	149,368	1,091,350
	Brown (N) Group P.L.C.	922,637	3,644,918
	Caffyns P.L.C.	6,000	103,710
	Carpetright P.L.C.	141,976	3,327,770
*	Celtic P.L.C.	61,138	30,515
	Character Group P.L.C.	97,314	104,263
	Chime Communications P.L.C.	911,864	606,778
	Chrysalis Group P.L.C.	526,419	1,186,817
	Churchill China P.L.C.	30,000	117,879
	Clinton Cards P.L.C.	740,506	729,980
	Colefax Group P.L.C.	60,000	181,755
	Cosalt P.L.C.	30,700	155,769
	Crest Nicholson P.L.C.	325,092	3,064,899
	Creston P.L.C.	132,044	393,761
	Dawson Holdings P.L.C.	194,502	424,072
*	Dawson International P.L.C.	100,688	12,570
	De Vere Group P.L.C.	259,895	4,158,252
*	Emess P.L.C.	480,556	88,840
*	Entertainment Rights P.L.C.	1,411,838	823,081
	Euromoney Institutional Investor P.L.C.	277,986	2,222,365
	European Motor Holdings P.L.C.	202,140	1,680,782
*	FII Group P.L.C.	41,166	5,138

1

	Findel P.L.C.	380,020	3,974,213
	First Choice Holidays P.L.C.	1,544,051	6,521,189
*	Forminster P.L.C.	43,333	3,005
	French Connection Group P.L.C.	314,710	1,120,268
	Fuller Smith & Turner P.L.C. Series A	41,035	950,014
	Future P.L.C.	933,632	681,621
	Game Group P.L.C.	1,190,499	1,797,383
	Games Workshop Group P.L.C.	104,823	527,220
*	Gaskell P.L.C.	36,000	1,664
	GCAP Media P.L.C.	564,659	2,401,307
*	Global Natural Energy P.L.C.	11,004	17,593
	Greene King P.L.C.	522,707	7,946,560
	Halfords Group P.L.C.	760,782	4,189,619
	Haynes Publishing Group P.L.C.	14,703	85,677
	Headlam Group P.L.C.	301,329	2,830,930
*	Highbury House Communications P.L.C.	439,166	5,685
	HMV Group P.L.C.	1,043,790	3,309,760
	Holidaybreak P.L.C.	157,744	1,940,341
*	Homestyle Group P.L.C.	778,886	1,597,112
	Hornby P.L.C.	130,685	600,378
	House of Fraser P.L.C.	813,337	2,000,665
	Huntsworth P.L.C.	704,570	1,146,767
	Incisive Media P.L.C.	372,005	1,079,610
*	Instore P.L.C.	818,461	457,368
	Investinmedia P.L.C.	29,998	84,597
	JJB Sports P.L.C.	744,289	2,464,682
	John David Group P.L.C.	114,500	540,337
	Lambert Howarth Group P.L.C.	43,203	77,671
	Laura Ashley Holdings P.L.C.	2,505,661	1,066,634
*	London Clubs International P.L.C.	778,981	1,489,622
	Lookers P.L.C.	85,770	1,251,411
	Luminar P.L.C.	249,238	2,550,010
	Mallett P.L.C.	46,337	206,879
	Manganese Bronze Holdings P.L.C.	62,777	247,268
	Marchpole Holdings P.L.C.	271,422	100,158
	Matalan P.L.C.	1,225,984	3,823,756
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	5,812,537
	Menzies (John) P.L.C.	189,200	1,614,895
	Metal Bulletin P.L.C.	183,177	1,032,026
	MFI Furniture Group P.L.C.	1,878,267	3,750,054
	Mice Group P.L.C.	718,012	441,484
	Millennium and Copthorne Hotels P.L.C.	332,714	2,662,370
*	Monsoon P.L.C.	71,000	504,871
	Moss Bros Group P.L.C.	234,511	353,189
	Mothercare P.L.C.	267,875	1,609,275
*	MyTravel Group P.L.C.	1,469,706	6,428,742
	Newcastle United P.L.C.	253,896	255,614
	Next Fifteen Communications P.L.C.	25,000	24,913
*	Nord Anglia Education P.L.C.	130,842	357,512
	Northamber P.L.C.	75,888	89,112
* #	NXT P.L.C.	339,588	226,070

2

	Ottakar’s P.L.C.	63,746	339,818
*	Owen (H.R.) P.L.C.	71,542	163,940
*	Pace Micro Technology P.L.C.	638,041	424,852
*	Partridge Fine Arts P.L.C.	26,127	20,050
	Pendragon P.L.C.	452,371	4,992,898
	Photo-Me International P.L.C.	1,340,534	2,624,575
*	Pittards P.L.C.	60,985	5,357
	Portmeirion Group P.L.C.	22,856	97,707
*	Pressac P.L.C.	78,129	1,084
*	QXL Ricardo P.L.C.	3,064	642,447
	Redrow P.L.C.	554,208	5,099,967
*	Regent Inns P.L.C.	459,957	712,487
	Restaurant Group P.L.C.	753,607	2,822,847
*	Sanctuary Group P.L.C.	690,814	252,848
	SCS Upholstery P.L.C.	117,088	963,095
	Sinclair (William) Holdings P.L.C.	53,000	44,123
	Sirdar P.L.C.	69,754	52,599
	SMG P.L.C.	965,594	1,459,965
	Smith (WH) P.L.C.	635,227	5,711,529
	Southampton Leisure Holdings P.L.C.	19,615	18,846
*	SPG Media Group P.L.C.	75,298	11,911
*	Sportech P.L.C.	1,096,974	223,425
	St. Ives P.L.C.	308,994	1,220,733
	Stanley Leisure P.L.C.	211,679	2,518,736
	Stylo P.L.C.	64,096	72,879
	Taylor Nelson Sofres P.L.C.	1,605,792	6,914,530
	Ted Baker P.L.C.	151,609	1,405,338
*	TG21 P.L.C.	85,507	12,373
*	Tinopolis P.L.C.	175,752	107,251
	Topps Tiles P.L.C.	727,729	2,984,196
*	Torotrak P.L.C.	316,569	163,974
*	Tottenham Hotspur P.L.C.	150,000	138,072
	Ulster Television P.L.C.	217,432	1,366,803
*	Victoria P.L.C.	12,000	47,689
	Vitec Group P.L.C.	134,662	1,086,227
	Wagon P.L.C.	163,410	700,303
	Wembley P.L.C.	68,694	2,541
	Wetherspoon (J.D.) P.L.C.	513,165	4,069,924
	Wilmington Group P.L.C.	310,304	1,120,448
	Wilson Bowden P.L.C.	7,000	189,008
	Woolworths Group P.L.C.	4,913,613	2,860,556
Total Consumer Discretionary			188,082,439

Consumer Staples — (4.1%)
	Anglo-Eastern Plantations P.L.C.	111,453	521,900
	Arla Foods UK P.L.C.	1,960,198	1,857,287
	Barr (A.G.) P.L.C.	43,000	833,709
	Cranswick P.L.C.	159,211	1,977,613
	Dairy Crest Group P.L.C.	444,089	4,127,668
	Devro P.L.C.	623,198	1,347,761
	European Home Retail P.L.C.	109,256	67,683
	Greggs P.L.C.	38,326	2,830,905

3

	Hardys & Hansons P.L.C.	56,379	1,090,897
	McBride P.L.C.	698,504	2,292,785
	Nichols P.L.C.	66,550	275,546
	Northern Foods P.L.C.	1,762,847	2,583,580
	Premier Foods P.L.C.	901,221	5,083,697
	PZ Cuzzons P.L.C.	84,776	2,173,664
	Robert Wiseman Dairies P.L.C.	283,369	2,006,933
	Swallowfield P.L.C.	15,000	12,633
	Thorntons P.L.C.	226,306	544,698
	Uniq P.L.C.	452,137	1,261,222
	Wolverhampton & Dudley Breweries P.L.C.	273,138	6,494,704
	Young & Co’s Brewery P.L.C.	10,000	408,487
	Young & Co’s Brewery P.L.C. Class A	5,234	254,351
Total Consumer Staples			38,047,723

Energy — (6.4%)
	Abbot Group P.L.C.	749,539	4,121,664
	Anglo Pacific Group P.L.C.	333,865	792,280
	Burren Energy P.L.C.	421,226	6,787,528
*	Dana Petroleum P.L.C.	272,368	5,660,794
*	Emerald Energy P.L.C.	169,128	748,379
	Expro International Group P.L.C.	267,101	3,354,120
	Fisher (James) & Sons P.L.C.	163,859	1,319,140
*	Fortune Oil P.L.C.	5,042,074	552,411
	Hunting P.L.C.	416,004	2,988,083
	JKX Oil and Gas P.L.C.	477,571	3,441,342
*	KBC Advanced Technologies P.L.C.	163,011	108,526
	Lupus Capital P.L.C.	429,989	103,228
	Melrose Resources P.L.C.	279,182	1,817,936
*	Premier Oil P.L.C.	288,909	5,137,254
*	Soco International P.L.C.	273,929	6,924,283
	Sondex P.L.C.	252,247	1,280,822
*	U.K. Coal P.L.C.	534,581	1,639,332
*	Venture Production P.L.C.	434,519	5,752,890
	Wood Group (John) P.L.C.	1,504,358	6,495,667
Total Energy			59,025,679

Financials — (18.9%)
	Aberdeen Asset Management P.L.C.	2,223,016	6,256,883
	Arbuthnot Banking Group P.L.C.	67,329	652,616
	Atrium Underwriting P.L.C.	180,581	661,575
*	Bradstock Group P.L.C.	5,200	4,231
	Brewin Dolphin Holdings P.L.C.	838,494	2,815,561
	Brit Insurance Holdings P.L.C.	1,125,601	5,474,585
	Brixton P.L.C.	952,536	8,428,063
	Capital & Regional P.L.C.	275,300	5,138,479
	Chesnara P.L.C.	92,900	307,004
*	CLS Holdings P.L.C.	288,626	3,143,044
	Collins Stewart Tullett P.L.C.	407,502	5,709,185
	Countrywide P.L.C.	628,110	5,801,126
	Daejan Holdings P.L.C.	43,621	3,335,293
	Derwent Valley Holdings P.L.C.	224,683	6,507,144

4

	Development Securities P.L.C.	177,708	1,806,925
	Domestic & General Group P.L.C.	132,640	2,368,123
	DTZ Holdings P.L.C.	192,498	2,417,000
	Erinaceous Group P.L.C.	465,172	2,581,781
	Evolution Group P.L.C.	859,672	2,317,671
	F&C Asset Management P.L.C.	1,359,409	4,769,490
	Freeport P.L.C.	152,318	1,244,561
	Grainger Trust P.L.C.	436,048	3,986,542
	Great Portland Estates P.L.C.	722,131	6,669,622
	Guiness Peat Group P.L.C.	1,295,051	2,133,911
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	544,834
*	Hawtin P.L.C.	196,500	60,860
	Helical Bar P.L.C.	319,073	2,214,367
	Henderson Group P.L.C.	3,792,654	5,323,549
	Highway Insurance Holdings P.L.C.	844,999	1,167,346
	Hiscox P.L.C.	1,606,168	6,191,511
	Hitachi Capital (UK) P.L.C.	158,219	625,258
	IFX Group P.L.C.	218,317	633,590
*	IG Group Holdings P.L.C.	55,460	217,643
*	Intermediate Capital Group P.L.C.	181,009	4,501,519
	Jardine Lloyd Thompson Group P.L.C.	678,286	4,669,470
	JS Real Estate P.L.C.	17,524	177,198
	Kensington Group P.L.C.	248,504	4,730,039
	Kiln P.L.C.	1,049,619	1,675,348
*	Leo Capital P.L.C.	1,425,531	1,647,571
	London Merchant Securities P.L.C.	1,425,531	5,295,445
	London Scottish Bank P.L.C.	491,096	994,794
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,381,311
	McKay Securities P.L.C.	97,232	745,355
	Minerva P.L.C.	574,142	2,704,757
	Mucklow (A & J) Group P.L.C.	221,136	1,801,363
*	Panmure Gorden & Co. P.L.C.	15,272	49,099
	Paragon Group of Companies P.L.C.	153,200	1,851,461
	Park Group P.L.C.	291,600	97,213
	Primary Health Properties P.L.C.	61,769	459,489
*	Probus Estates P.L.C.	83,333	154
	Prudential P.L.C.	84,550	956,088
	Quintain Estates & Development P.L.C.	161,208	1,923,299
	Rathbone Brothers P.L.C.	67,844	1,398,285
	Rensburg Sheppards P.L.C.	152,060	1,878,406
	Resolution P.L.C.	288,595	3,576,248
	Rugby Estates P.L.C.	15,328	140,043
	Rutland Trust P.L.C.	174,255	182,691
	S & U P.L.C.	21,140	225,589
*	Safeland P.L.C.	25,000	43,820
	Savills P.L.C.	443,892	4,776,377
	Shaftesbury P.L.C.	572,839	5,440,782
	Shore Capital Group P.L.C.	554,863	518,175
	St. Modwen Properties P.L.C.	406,674	3,395,488
	Stanley (Charles) Group P.L.C.	102,203	672,685
	Town Centre Securities P.L.C.	206,327	1,999,850

5

	Unite Group P.L.C.	457,428	3,389,052
	Warner Estate Holdings P.L.C.	172,730	2,184,624
	Wellington Underwriting P.L.C.	1,399,036	2,253,731
	Windsor P.L.C.	236,932	167,875
	Workspace Group P.L.C.	663,597	4,433,819
Total Financials			173,847,886

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	1,163,559
*	Alizyme P.L.C.	660,805	1,386,103
*	Antisoma P.L.C.	1,491,544	448,167
*	Asterand P.L.C.	160,000	37,767
*	Axis-Shield P.L.C.	159,015	1,080,109
	Bespak P.L.C.	108,551	1,227,072
*	Biocompatibles International P.L.C.	150,111	510,872
*	Bioquell P.L.C.	90,893	167,269
	Biotrace International P.L.C.	150,131	232,677
*	Cambridge Antibody Technology Group P.L.C.	126,269	3,097,838
	Care U.K. P.L.C.	183,829	1,508,687
*	Clinical Computing P.L.C.	46,666	6,522
	Corin Group P.L.C.	151,637	804,744
	Dechra Pharmaceuticals P.L.C.	168,094	745,801
	Ferraris Group P.L.C.	171,391	111,621
*	Genetix Group P.L.C.	151,246	126,491
	Goldshield Group P.L.C.	123,034	652,216
*	Gyrus Group P.L.C.	474,971	3,014,935
	Huntleigh Technology P.L.C.	108,756	715,662
*	Innovata P.L.C.	1,718,271	674,781
	iSOFT Group P.L.C.	737,364	1,050,343
	Isotron P.L.C.	79,175	886,027
*	Medical Solutions P.L.C.	140,731	17,535
*	Medisys P.L.C.	586,814	33,049
	Nestor Healthcare Group P.L.C.	303,219	616,706
*	Osmetech P.L.C.	66,935	26,911
*	Oxford Biomedica P.L.C.	1,764,734	823,660
*	Phytopharm P.L.C.	111,349	89,520
*	Protherics P.L.C.	854,366	1,267,380
*	Provalis P.L.C.	796,584	15,400
	Ransom (William) & Son P.L.C.	30,000	27,250
*	Skyepharma P.L.C.	1,738,458	986,084
	SSL International P.L.C.	738,967	4,053,901
	Theratase P.L.C.	138,068	118,646
*	Vernalis P.L.C.	1,016,067	1,314,637
Total Health Care			29,039,942

Industrials — (30.8%)
*	AEA Technology P.L.C.	539,970	1,013,768
	Aggreko P.L.C.	902,444	4,786,861
	Air Partner P.L.C.	35,296	433,600
*	Airflow Streamlines P.L.C.	20,500	22,177
	Alumasc Group P.L.C.	131,547	371,533
	Amec P.L.C.	489,186	2,874,841

6

	Arriva P.L.C.	528,607	5,821,553
	Ashtead Group P.L.C.	1,337,718	4,138,163
	Atkins (WS) P.L.C.	351,983	5,416,494
	Autologic Holdings P.L.C.	96,590	122,323
* #	Avis Europe P.L.C.	3,154,308	4,401,763
	Babcock International Group P.L.C.	740,023	4,512,668
*	BB Holdings, Ltd.	8,709	32,983
	Birse Group P.L.C.	421,901	124,757
	Black Arrow Group P.L.C.	56,500	79,405
	Bodycote International P.L.C.	1,165,044	5,463,661
	Braemar Seascope Group P.L.C.	61,003	459,709
	Brammer P.L.C.	144,123	550,057
	BSS Group P.L.C.	409,205	2,392,277
*	BTG P.L.C.	489,797	1,223,158
	Business Post Group P.L.C.	171,410	1,335,589
*	C. H. Bailey P.L.C.	20,950	39,301
	Camellia P.L.C.	2,437	324,275
	Carillion P.L.C.	965,595	5,601,815
*	Carlisle Group, Ltd.	3,484	5,919
	Carr’s Milling Industries P.L.C.	31,055	268,248
	Castings P.L.C.	144,035	735,783
	Charles Taylor Consulting P.L.C.	143,225	1,018,817
*	Charter P.L.C.	561,590	8,384,140
	Chemring Group P.L.C.	113,762	2,459,591
	Chloride Group P.L.C.	973,598	1,821,930
	Christie Group P.L.C.	53,263	162,593
	Clarkson P.L.C.	54,733	865,421
	Communisis P.L.C.	515,412	729,437
	Cookson Group P.L.C.	681,452	6,608,689
*	Corporate Services Group P.L.C.	3,685,688	626,213
*	Costain Group P.L.C.	1,176,378	1,112,603
*	Danka Business Systems P.L.C.	1,029,605	275,365
	Dart Group P.L.C.	74,000	547,405
	Datamonitor P.L.C.	261,086	1,844,450
	Davis Service Group P.L.C.	613,625	5,349,101
	De La Rue P.L.C.	591,314	5,965,319
	Dewhurst P.L.C.	9,000	36,531
	Dewhurst P.L.C. Class A Non-Voting	15,500	53,743
	Domino Printing Sciences P.L.C.	402,751	2,113,446
*	easyJet P.L.C.	1,032,000	7,372,398
	Eleco P.L.C.	104,685	127,166
	Enodis P.L.C.	1,616,238	6,468,961
	Enterprise P.L.C.	270,194	2,140,576
	Fenner P.L.C.	517,189	1,906,249
	FKI P.L.C.	2,068,038	4,099,407
	Forth Ports P.L.C.	162,699	5,530,785
*	Fortress Holdings P.L.C.	120,728	6,139
	Galliford Try P.L.C.	1,054,108	2,238,501
	GET Group P.L.C.	20,485	48,944
	Gibbs & Dandy P.L.C.	37,672	244,718
	Gleeson (M.J.) Group P.L.C.	174,733	1,277,037
*	Glotel P.L.C.	119,419	179,995

7

	Go-Ahead Group P.L.C.	162,870	5,918,596
*	Hampson Industries P.L.C.	268,141	676,620
*	Harvey Nash Group P.L.C.	226,666	257,765
	Havelock Europa P.L.C.	123,687	314,401
	Heath (Samuel) & Sons P.L.C.	7,500	67,959
	Helphire Group P.L.C.	543,376	3,853,257
*	Heywood Williams Group P.L.C.	297,460	475,338
	Homeserve P.L.C.	223,948	6,413,030
	Hyder Consulting P.L.C.	159,637	759,570
	Interserve P.L.C.	390,498	2,742,669
	Intertek Group P.L.C.	379,030	4,898,594
*	Invensys P.L.C.	19,290,739	6,857,860
	Ite Group P.L.C.	966,080	2,095,373
	James Halstead P.L.C.	104,416	722,723
	Johnson Service Group P.L.C.	206,862	1,575,446
	Keller Group P.L.C.	232,425	2,496,674
	Kier Group P.L.C.	122,924	3,420,821
	Laing (John) P.L.C.	848,681	4,436,323
	Latchways P.L.C.	40,210	599,524
	Lavendon Group P.L.C.	122,032	655,880
	Lincat Group P.L.C.	19,000	203,696
	Litho Supplies P.L.C.	20,000	20,414
*	Lorien P.L.C.	60,000	43,862
	Low & Bonar P.L.C.	339,165	813,462
	Management Consulting Group P.L.C.	600,372	610,354
	McAlpine (Alfred) P.L.C.	364,018	2,999,516
	Metalrax Group P.L.C.	435,408	555,345
	Michael Page International P.L.C.	1,200,784	7,775,573
	Mitie Group P.L.C.	1,150,518	3,970,062
*	Molins P.L.C.	68,000	137,074
	Morgan Crucible Company P.L.C.	1,125,473	5,171,983
	Morgan Sindall P.L.C.	146,726	3,095,783
	Mouchel Parkman P.L.C.	377,254	2,508,595
	MS International P.L.C.	71,500	232,751
	MSB International P.L.C.	30,748	29,541
	National Express Group P.L.C.	25,000	409,622
	New Avesco P.L.C.	29,998	51,016
	Northern Recruitment Group P.L.C.	36,500	81,561
	Northgate P.L.C.	242,648	4,706,874
	Ocean Wilsons Holdings, Ltd.	84,250	596,086
	OPD Group P.L.C.	95,878	564,870
*	Parkwood Holdings P.L.C.	72,980	100,940
*	Penna Consulting P.L.C.	42,417	83,551
*	Planestation Group P.L.C.	76,551	7,963
	Quantica P.L.C.	245,300	290,238
	Radstone Technology P.L.C.	102,913	549,156
*	Regus Group P.L.C.	3,417,353	6,906,485
	Reliance Security Group P.L.C.	49,710	483,642
*	Renold P.L.C.	270,995	302,199
	Ricardo P.L.C.	220,336	1,096,592
	Robert Walters P.L.C.	291,175	1,312,733
	ROK P.L.C.	108,636	1,061,103

8

	RPS Group P.L.C.	730,729	2,921,880
	Salvesen (Christian) P.L.C.	870,648	1,118,636
	Senior P.L.C.	1,196,693	1,272,833
	Serco Group P.L.C.	235,235	1,390,123
	Severfield-Rowan P.L.C.	84,679	1,997,469
	Shanks Group P.L.C.	756,400	2,375,418
	SHL Group P.L.C.	165,829	415,487
	SIG P.L.C.	445,720	7,243,160
*	Simon Group P.L.C.	539,729	624,437
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	299,573
	Speedy Hire P.L.C.	149,193	2,413,487
	Spirax-Sarco Engineering P.L.C.	260,136	4,376,657
	Spring Group P.L.C.	596,238	432,348
	Stagecoach Group P.L.C.	1,865,823	3,972,195
*	Stanelco P.L.C.	2,148,370	322,363
	T. Clarke P.L.C.	148,717	666,649
	Tarsus Group P.L.C.	87,549	294,654
	TDG P.L.C.	281,407	1,168,141
	Teesland P.L.C.	431,476	713,207
	Tex Holdings P.L.C.	14,000	22,736
	The 600 Group P.L.C.	218,038	234,739
	Thorpe (F.W.) P.L.C.	24,000	199,839
*	Tinsley (Eliza) Group P.L.C.	19,844	3,303
*	Trafficmaster P.L.C.	517,604	349,275
	Trifast P.L.C.	232,523	227,910
	Ultra Electronics Holdings P.L.C.	240,952	4,310,834
*	Ultraframe P.L.C.	319,285	174,011
	Umeco P.L.C.	177,143	1,499,055
*	Universal Salvage P.L.C.	104,608	223,481
* #	Volex Group P.L.C.	241,088	469,726
	VP P.L.C.	127,270	726,097
	VT Group P.L.C.	636,999	5,730,317
	Waterman Group P.L.C.	74,473	196,057
	Watermark Group P.L.C.	82,161	189,377
	Weir Group P.L.C.	728,697	5,836,237
	Whatman P.L.C.	439,737	2,574,753
	White Young Green P.L.C.	154,390	1,013,635
*	Whitehead Mann Group P.L.C.	95,000	53,597
*	Wilshaw P.L.C.	198,409	17,874
	Wincanton P.L.C.	417,586	2,402,796
	WSP Group P.L.C.	254,125	1,973,254
	XP Power P.L.C.	59,933	434,149
Total Industrials			283,061,185

Information Technology — (10.0%)
	Abacus Group P.L.C.	237,219	635,971
	Acal P.L.C.	98,344	645,904
	Alphameric P.L.C.	486,081	653,263
*	Alterian P.L.C.	151,434	249,178
	Amstrad P.L.C.	311,793	1,072,316
*	Anite Group P.L.C.	1,190,529	1,435,321
*	ARC International P.L.C.	330,444	174,059

9

*	Autonomy Corp. P.L.C.	446,075	3,378,131
	Aveva Group P.L.C.	81,135	1,611,211
	Axon Group P.L.C.	190,510	1,183,939
*	Bede P.L.C.	135,978	18,271
	CML Microsystems P.L.C.	28,361	112,641
	Compel Group P.L.C.	119,994	183,977
	Computacenter P.L.C.	452,614	1,980,082
*	CSR P.L.C.	87,809	2,041,830
	Detica Group P.L.C.	78,826	1,917,080
	Dialight P.L.C.	111,362	423,780
	Dicom Group P.L.C.	278,764	1,153,077
*	Dimension Data Holdings P.L.C.	939,000	616,051
	Diploma P.L.C.	76,954	1,038,718
*	DRS Data & Research Services P.L.C.	26,825	17,486
	Electrocomponents P.L.C.	1,213,222	5,187,334
	Electronic Data Processing P.L.C.	55,200	56,983
*	Eurodis Electron P.L.C.	2,118,657	41,137
*	Fibernet Group P.L.C.	224,012	182,249
	Filtronic P.L.C.	226,882	943,395
*	Financial Objects P.L.C.	17,000	13,369
*	GB Group P.L.C.	415,333	278,405
*	Gresham Computing P.L.C.	180,019	329,687
	Halma P.L.C.	1,554,692	5,682,202
	ICM Computer Group P.L.C.	64,101	296,691
*	Imagination Technologies Group P.L.C.	664,715	673,777
	Independent Media Distribution P.L.C.	21,621	21,782
*	Innovation Group P.L.C.	1,116,429	613,905
*	Intec Telecom Systems P.L.C.	983,242	981,804
	Intelek P.L.C.	99,880	23,525
*	Kalamazoo Computer P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	391,056
	Laird Group P.L.C.	685,436	4,932,196
	Macro 4 P.L.C.	68,736	269,116
*	Microgen P.L.C.	307,694	338,634
	Misys P.L.C.	1,567,012	6,219,256
	Morse P.L.C.	450,565	653,680
	MTL Instruments Group P.L.C.	71,580	564,699
*	nCipher P.L.C.	99,572	385,160
	Netstore P.L.C.	143,737	92,294
*	Northgate Information Solutions P.L.C.	1,787,107	2,556,990
*	NSB Retail Systems P.L.C.	1,119,725	599,487
	Oxford Instruments P.L.C.	136,455	532,236
*	Parity Group P.L.C.	7,621	7,028
	Planit Holdings P.L.C.	235,000	106,267
*	Plasmon P.L.C.	259,985	283,670
	Premier Farnell P.L.C.	1,368,932	4,486,994
	Psion P.L.C.	462,761	1,318,408
*	QA P.L.C.	158,950	4,547
	Renishaw P.L.C.	222,795	3,516,431
*	Retail Decisions P.L.C.	258,904	643,729
	RM P.L.C.	359,199	1,081,371
	Rotork P.L.C.	306,541	3,884,777

10

	Royalblue Group P.L.C.	111,627	1,554,064
*	SCi Entertainment Group P.L.C.	33,370	318,598
*	Scipher P.L.C.	34,563	719
*	SDL P.L.C.	229,834	743,039
*	Servicepower Technologies P.L.C.	235,191	93,657
	Spectris P.L.C.	508,179	5,746,005
*	Spirent Communictions P.L.C.	2,769,967	1,914,129
*	Superscape Group P.L.C.	302,847	60,965
*	Surfcontrol P.L.C.	104,638	937,493
*	Tadpole Technology P.L.C.	427,207	16,189
#	Telent P.L.C.	208,611	2,006,181
*	Telspec P.L.C.	25,000	3,292
	Trace Group P.L.C.	33,552	59,487
	TT electronics P.L.C.	531,652	1,817,853
*	TTP Communications P.L.C.	611,908	494,021
	Vega Group P.L.C.	69,342	259,740
	Vislink P.L.C.	469,857	554,935
*	Wolfson Microelectronics P.L.C.	429,349	3,551,582
	Workplace Systems International P.L.C.	238,739	21,940
	XAAR P.L.C.	220,887	1,073,164
	XANSA P.L.C.	1,086,619	1,491,326
	XKO Group P.L.C.	30,304	56,792
	Zetex P.L.C.	177,320	221,108
Total Information Technology			91,732,836

Materials — (3.5%)
*	Amberley Group P.L.C.	200,000	36,984
*	API Group P.L.C.	103,483	214,183
*	Applied Optical Technologies P.L.C.	117,822	88,057
	Baggeridge Brick P.L.C.	98,000	305,198
	British Polythene Industries P.L.C.	86,272	955,240
	Carclo P.L.C.	180,595	229,135
	Chamberlin & Hill P.L.C.	18,000	72,500
	Chapelthorpe P.L.C.	656,803	154,737
*	Coral Products P.L.C.	50,000	13,572
	Croda International P.L.C.	495,398	3,973,573
	Cropper (James) P.L.C.	22,000	59,687
	Delta P.L.C.	433,707	949,995
	DS Smith P.L.C.	1,410,480	3,909,048
	Dyson Group P.L.C.	116,928	426,244
	Elementis P.L.C.	1,680,525	2,443,201
	Ennstone P.L.C.	1,346,696	1,212,353
*	European Colour P.L.C.	82,090	8,382
	Filtrona P.L.C.	686,428	3,689,374
	Hill & Smith Holdings P.L.C.	208,029	924,271
*	Inveresk P.L.C.	150,000	58,332
	Macfarlane Group P.L.C.	378,287	246,717
	Marshalls P.L.C.	662,347	3,793,017
	Porvair P.L.C.	139,099	365,994
	RPC Group P.L.C.	335,324	1,450,639
*	Scapa Group P.L.C.	456,918	162,841
*	Scarborough Minerals P.L.C.	14,622	15,912

11

	Treatt P.L.C.	14,957	91,296
	UCM Group P.L.C.	41,980	34,727
	Victrex P.L.C.	307,403	4,372,578
	Yule Catto & Co. P.L.C.	521,859	2,190,490
	Zotefoams P.L.C.	96,852	140,831
Total Materials			32,589,108

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,779
*	Aries Insurance Services P.L.C.	62,500	0
*	Baltimore P.L.C.	48,500	15,471
*	Bombshell, Ltd.	932	948
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	6,241
*	Industrial & Commercial Holdings P.L.C.	5,000	139
*	OneSource Services, Inc.	544	7,796
*	Pisces Property Services P.L.C.	62,500	0
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	15,313
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	367
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,247
Total Other			54,301

Telecommunication Services — (0.9%)
*	Colt Telecom Group P.L.C.	2,574,360	2,825,421
	Kingston Communications P.L.C.	1,328,979	1,349,096
*	Redstone P.L.C.	1,259,104	124,732
*	Telecom Plus P.L.C.	222,635	473,208
*	Thus Group P.L.C.	549,382	1,388,737
*	Vanco P.L.C.	232,704	2,064,209
Total Telecommunication Services			8,225,403

Utilities — (1.0%)
	Dee Valley Group P.L.C.	4,214	84,508
	Hydro International P.L.C.	27,669	64,218
	Northumbrian Water Group P.L.C.	375,602	1,700,832
	Viridian Group P.L.C.	393,733	6,952,774
Total Utilities			8,802,332

TOTAL COMMON STOCKS			912,508,834

12

RIGHTS/WARRANTS — (0.1%)
Other — (0.1%)
* Invensys P.L.C. Rights 07/05/06	7,716,295	577,898
* Letter of Entitlements - Audemars Piguet	90,242	0
* Planestation Group P.L.C. Warrants 01/13/11	229,653	212
* SFI Holdings, Ltd. Litigation Certificate	26,713	0
Total Other		578,110

TOTAL RIGHTS/WARRANTS		578,110

TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $34,909,134 FHLMC 5.658%(r), 04/01/32 & FNMA 5.173%(r), 11/01/35, valued at $4,459,066) to be repurchased at $4,373,546	4,372	4,371,633
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $2,748,000 FHLMC 4.00%, 09/22/09, valued at $2,648,385) to be repurchased at $2,610,091	2,609	2,609,000
TOTAL TEMPORARY CASH INVESTMENTS		6,980,633

TOTAL INVESTMENTS - (100.0%) (Cost $687,201,690)		$920,067,577

See accompanying Notes to Financial Statements.

13

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

		Shares	Value +
AUSTRIA — (2.1%)
COMMON STOCKS — (2.1%)
*	Admiral Sportwetten AG	3,905	78,167
#	Agrana Beteiligungs AG	12,192	1,261,879
	Andritz AG	27,387	4,521,007
	Austria Email AG	715	4,502
*	Austrian Airlines AG	42,784	365,538
*	Betandwin.com Interactive Entertainment AG	40,984	3,245,186
	BKS Bank AG	520	63,784
#	Boehler-Uddeholm AG	104,608	5,713,341
#	BWT AG	24,819	1,012,093
*	CA Immobilien Anlagen AG	134,542	3,667,065
*	Christ Water Techology AG	24,819	452,165
#	Constantia Packaging AG	21,263	967,620
*	Conwert Immobilien Invest AG	54,426	1,037,060
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	58,120
	Flughafen Wien AG	32,850	2,510,185
	Frauenthal Holding AG	10,460	316,509
#	Lenzing AG	3,948	867,081
*	Manner (Josef) & Co. AG	870	58,977
	Mayr-Melnhof Karton AG	11,760	1,894,818
	Oberbank AG	7,621	972,188
	Palfinger AG	11,176	1,034,495
* #	RHI AG	65,590	2,122,662
	Rosenbauer International AG	2,134	190,967
*	S&T System Integration & Technology Distribution AG	5,233	179,305
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	884,500
*	Sparkassen Immobilien AG	58,185	640,252
	UBM Realitaetenentwicklung AG	1,440	91,873
	Uniqa Versicherungen AG	88,000	2,857,623
*	Wolford AG	5,946	132,174

TOTAL — AUSTRIA			37,201,136

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	5,411,343
*	Arinso International SA	29,855	783,878
	Banque Nationale de Belgique	710	2,851,040
	Barco NV	36,337	3,357,570
	Bekaert SA	41,401	3,974,921
	Brantano Group NV	5,881	338,159
#	Brederode SA	12,180	422,191
	Carrieres Unies Porphyre SA	45	160,414
*	Cie Mobiliere Sauv S VV Strips	87	29
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	217,756
	Cofinimmo SA	17,021	2,942,550

1

	Compagnie du Bois Sauvage	87	30,024
	Compagnie Francois d’Entreprises (CFE)	2,080	2,033,734
	Compagnie Immobiliere de Belgique SA	7,453	374,245
#	Compagnie Maritime Belge SA	55,208	1,610,471
	Cumerio	9,586	191,429
	Deceuninck NV	63,700	1,999,654
	Distrigaz	57	265,990
	Dolmen Computer Applications NV	14,860	214,090
	D’Ieteren NV SA	9,062	2,928,961
#	Duvel Moorgat SA	7,474	347,995
	Econocom Group SA	38,283	305,716
*	Elia System Operator SA NV	10,828	419,526
	Euronav SA	41,185	1,269,704
	EVS Broadcast Equipment SA	5,500	271,623
#	Exmar NV	52,575	1,678,144
	Floridienne SA	2,033	194,932
*	ICOS Vision Systems NV	19,613	897,968
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	170,633
*	Innogenetics NV	75,886	914,724
*	Integrated Production & Test Engineering NV	9,275	58,889
*	International Brachtherapy SA	16,544	150,092
*	Ion Beam Application SA	48,283	717,940
	Kinepolis	6,020	269,462
	Laundry Systems Group	11,877	138,877
	Lotus Bakeries SA	1,323	297,596
	Melexis NV	70,385	1,202,448
	Nord-Sumatra Investissements SA	650	557,018
	Omega Pharma SA	63,035	4,399,734
*	Option NV	79,228	1,897,914
*	Papeteries Catala SA	315	51,773
*	Picanol	16,120	275,634
	Quick Restaurants SA	27,247	939,851
* #	Real Software SA	55,542	24,140
	Recticel SA	47,637	575,872
*	Resilux	2,623	127,698
	Rosier SA	655	101,775
	Roularta Media Group NV	9,837	645,651
	Sapec SA	3,635	394,465
*	SAPEC SA Strip VVPR	75	365
#	Sioen Industries NV	40,931	418,987
	Sipef NV	1,685	379,055
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	819,872
*	Spector Photo Group SA	5,408	8,643
*	Systemat-Datarelay SA	14,672	100,278
	Ter Beke NV	2,281	192,197
	Tessenderlo Chemie NV	66,759	2,372,034
	Unibra SA	1,600	192,622
	Van De Velde NV	18,785	786,448
	VPK Packaging Group SA	9,786	369,181
	Warehouses De Pauw SCA	10,753	549,362
* #	Zenitel	20,197	90,274

TOTAL — BELGIUM			55,685,561

DENMARK — (3.1%)
COMMON STOCKS — (3.1%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	406,263
*	Alk-Abello A.S.	15,055	2,055,389

2

*	Alm. Brand A.S.	28,360	1,429,495
	Amagerbanken A.S.	25,120	1,567,927
#	Ambu A.S.	7,460	123,990
	Arkil Holdings A.S. Series B	670	106,705
#	Auriga Industries A.S. Series B	29,250	708,670
	Bang & Olufsen Holding A.S. Series B	27,637	3,053,575
* #	Bavarian Nordic A.S.	8,530	671,195
	Biomar Holding A.S.	8,498	356,754
*	BoConcept Holding A.S.	375	189,625
	Bording (F.E.) A.S. Series B	450	53,261
	Brodrene Hartmann A.S. Series B	5,865	170,315
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	71,538
	Dampskibsselskabet Torm A.S.	49,460	2,353,558
#	Dantherm Holding A.S.	13,100	215,265
*	Danware A.S.	5,185	90,122
	DFDS A.S.	11,760	831,192
#	DiBa Bank A.S.	1,433	454,052
	Dicentia A.S.	6,000	56,471
	DLH A.S. Series B	26,600	419,662
	East Asiatic Co., Ltd.	49,923	1,884,201
#	EDB Gruppen A.S.	5,780	307,119
	Fionia Bank A.S. Rights	2,868	679,972
	FLSmidth & Co. A.S.	73,180	2,768,574
#	Fluegger A.S. Series B	4,023	472,522
	Forstaedernes Bank A.S.	10,422	1,348,998
*	Genmab A.S.	63,829	2,055,001
	Glunz & Jensen A.S.	2,870	40,814
	GPV Industi A.S.	1,700	85,632
#	H&H International A.S. Series B	1,520	325,519
	Hadsten Bank A.S.	555	156,648
	Harboes Bryggeri A.S.	5,750	218,873
	Hedegaard (Peder P.) A.S.	1,160	143,005
#	Hojgaard Holding A.S. Series B	2,500	131,072
* #	IC Companys A.S.	3,510	207,041
*	Incentive A.S.	3,575	11,341
	ITH Industri Invest A.S.	3,600	132,746
	Lan & Spar Bank A.S.	3,800	255,483
*	Lastas A.S. Series B	4,800	75,586
	Lollands Bank A.S.	750	52,259
*	Maconomy A.S.	25,500	41,087
	Migatronic A.S. Series B	400	17,944
* #	NeuroSearch A.S.	9,160	265,474
	NKT Holding A.S.	49,245	3,079,698
	Nordjyske Bank A.S.	17,250	454,246
#	Norresundby Bank A.S.	535	305,283
	NTR Holdings A.S.	2,530	29,062
	Ostjydsk Bank A.S.	1,542	264,669
	Per Aarsleff A.S. Series B	3,295	248,992
*	Pharmexa A.S.	59,540	217,072
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,739,833
	Roblon A.S. Series B	470	66,212
	Rockwool International A.S.	24,520	3,127,450
	Royal Unibrew A.S.	10,615	1,178,464
* #	RTX Telecom A.S.	14,000	157,064
	Salling Bank A.S.	750	104,187
	Sanistal A.S. Series B	2,686	336,322
*	SAS AB	34,300	361,231
#	Satair A.S.	7,125	270,951

3

#	Schouw & Co. A.S.	19,835	936,588
	SimCorp A.S.	9,840	1,606,739
	Sjaelso Gruppen A.S.	3,888	1,299,807
	SKAKO Industries A.S.	3,530	177,849
	Skjern Bank A.S.	2,230	313,406
	Sondagsavisen A.S.	36,665	364,748
	Spar Nord Bank A.S.	94,575	2,091,038
	Sparbank Vest A.S.	9,185	599,700
#	Sparekassen Faaborg A.S.	721	411,216
	Sydbank A.S.	81,720	2,710,232
	Thrane & Thrane A.S.	5,258	272,226
#	Tivoli A.S.	735	466,183
*	TK Development A.S.	63,956	648,324
*	Topdanmark A.S.	28,300	3,933,755
	Vestfyns Bank A.S.	340	66,458
	Vestjysk Bank A.S.	19,450	870,018

TOTAL — DENMARK			55,770,958

FINLAND — (4.6%)
COMMON STOCKS — (4.6%)
	Alandsbanken AB Series B	12,490	371,926
*	Aldata Solutions Oyj	194,535	533,857
	Amanda Capital Oyj	49,120	179,601
#	Amer Sports Oyj Series A	257,810	5,379,800
	Aspo Oyj	62,450	500,266
*	Aspocomp Group Oyj	36,376	149,599
	BasWare Oyj	32,650	574,037
*	Benefon Oyj	270,600	90,202
*	Biohit Oyj	9,400	28,652
*	Biotie Therapies Oyj	138,954	124,278
	Capman Oyj Series B	12,485	39,095
*	Cencorp Oyj	89,510	81,282
* #	Componenta Oyj	14,200	118,902
#	Comptel Oyj	308,941	671,718
*	Efore Oyj	105,240	243,867
	Elcoteq SE	66,810	1,344,020
	Elecster Oyj	2,200	16,874
#	Elektrobit Group Oyj	152,720	433,831
	eQ Oyj	132,200	572,801
	Etteplan Oyj	14,100	95,538
*	Evox Rifa Group Oyj	189,210	19,361
	Finnair Oyj	151,150	2,348,353
#	Finnlines Oyj	93,560	1,816,496
#	Fiskars Oyj Abp Series A	136,928	1,770,782
	F-Secure Oyj	447,078	1,472,239
#	HK Ruokatalo Oyj Series A	74,560	907,246
*	Honkarakenne Oyj Series B	15,330	112,884
	Huhtamaki Oyj	298,450	5,298,833
	Ilkka-Yhtyma Oyj	30,700	369,763
*	Incap Oyj	36,800	104,504
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	86,048
	KCI Konecranes Oyj	255,800	4,597,372
	Kemira GrowHow Oyj	25,160	143,293
#	Kemira Oyj	261,200	4,291,153
	Kyro Oyj Abp	104,740	562,835
	Laennen Tehtaat Oyj	16,520	411,553
	Lassila & Tikanoja Oyj	107,176	2,217,772

4

	Lemminkainen Oyj	50,800	1,904,713
	Leo Longlife Oyj	16,680	104,484
	Martela Oyj	1,060	8,058
	M-Real Oyj Series B	597,000	2,954,175
	Neomarkka Oyj	14,032	147,378
	Nokian Renkaat Oyj	334,520	4,390,498
	Nordic Aluminium Oyj	3,900	88,718
*	Okmetic Oyj	51,404	213,700
	Okobank Class A	101,080	1,485,829
	Olvi Oyj Series A	25,290	428,432
	Orion Oyj Series A	26,000	517,376
	Orion Oyj Series B	16,000	317,766
	Perlos Oyj	130,761	1,238,223
#	PKC Group Oyj	45,890	759,167
	Ponsse Oyj	79,620	1,231,950
	Poyry Oyj	183,040	1,967,390
*	Proha Oyj	198,232	98,827
	Raisio Group P.L.C.	375,423	795,858
	Rakentajain Koneuokrammo Oyj Series B	86,560	1,488,391
	Ramirent Oyj	78,640	3,109,925
	Rapala VMC Oyj	100,940	792,780
#	Raute Oyj Series A	10,390	175,954
#	Rocla Oyj	12,300	185,556
*	Satama Interactive Oyj	107,200	105,368
	Scanfil Oyj	123,479	437,213
	Sponda Oyj	159,511	1,630,161
*	SSH Communications Oyj	82,050	179,005
	Stockmann Oyj Abp Series A	35,550	1,433,768
#	Stockmann Oyj Abp Series B	88,388	3,591,316
*	Stonesoft Oyj	52,379	32,086
* #	Suominen Oyj	17,955	73,078
#	SysOpen Digia Oyj	55,020	249,170
	Talentum Oyj	126,200	523,377
	Tecnomen Oyj	179,770	474,983
#	Teleste Oyi	49,499	622,523
	Tieto-X Oyj	22,800	119,418
	Tulikivi Oyj	76,440	308,707
	Turkistuottajat Oyj	7,090	101,543
	Uponor Oyj Series A	192,000	5,183,818
	Vacon Oyj	44,337	1,250,246
	Vaisala Oyj Series A	33,300	1,022,899
*	Viking Line AB	10,710	287,107
	Wartsila Corp. Oyj Series B	35,000	1,472,970
	YIT Oyj	61,000	1,493,029

TOTAL — FINLAND			83,077,566

FRANCE — (10.8%)
COMMON STOCKS — (10.8%)
*	Actielec Technologies	21,981	84,801
	Affine	2,526	350,538
	Ales Groupe SA	33,613	689,640
*	Alten SA	56,620	2,059,591
* #	Altran Technologies SA	252,948	3,118,996
	Apem SA	1,000	71,604
	April Group SA	58,305	3,142,435
* #	Archos	13,594	481,106
#	Arkopharma	30,820	509,817

5

#	Assystem	38,338	1,079,231
	Aubay SA	28,081	233,157
#	Audika SA	22,509	554,505
*	Avanquest Software	13,986	344,319
*	Baccarat SA	1,090	188,019
	Bacou-Dalloz	14,408	1,715,415
	Banque Tarneaud SA	1,430	274,141
	Beneteau SA	36,186	3,003,895
*	Bigben Interactive	2,100	5,654
	Boiron SA	19,537	386,410
	Boizel Chanoine Champagne SA	1,431	271,294
	Bonduelle SA	9,904	854,515
	Bongrain SA	14,306	1,059,338
#	Bourbon SA	63,632	3,429,267
*	Bricodeal SA	50	3,506
#	Bricorama SA	10,279	575,735
	Brioche Pasquier SA	6,053	457,558
*	Bull SA	185,401	1,238,021
#	Burelle SA	4,030	708,532
	Canal Plus SA	280,788	2,779,022
	Carbone Lorraine SA	46,232	2,539,248
*	CBo Territoria	28,320	121,138
* #	Cegedim SA	8,614	735,651
#	Cegid SA	19,789	849,768
*	Cesar SA	142,196	168,936
	CFF Recycling SA	84,608	3,083,357
*	Cibox Inter@ctive SA	232,424	130,632
#	Clarins SA	10,264	709,326
* #	Club Mediterranee SA	42,017	2,138,355
*	Compagnie Generale de Geophysique SA	37,105	6,366,220
	Compagnie Industrielle et Financiere D’Entreprises	300	72,906
	Compagnie International Andre Trigano SA	983	27,914
*	CS Communication et Systemes	7,938	285,966
	Cybergun	5,682	101,685
	Damartex SA	22,900	1,027,157
*	Dane-Elec Memory SA	65,202	325,544
#	Delachaux SA	4,740	1,407,555
	Didot-Bottin SA	1,620	126,112
*	Dollfus Mieg & Cie SA	35,375	117,522
*	Dynaction SA	10,660	185,597
#	Electricite de Strasbourg	23,784	4,317,827
	Elior	225,736	3,887,020
*	Encres Dubuit SA	4,176	49,103
#	Esso SA	927	221,492
#	Etam Developpement SA	23,047	1,467,634
*	Euraltech SA	11,700	10,047
* #	Euro Disney SCA	4,981,489	505,830
	Evialis SA	3,241	152,198
	Exel Industries SA	3,194	273,186
	Explosifs et de Produits Chimiques	524	284,361
* #	Faurecia SA	31,964	2,012,387
	Fimalac SA	111,143	8,757,462
	Fininfo SA	11,236	206,890
	Finuchem SA	18,083	439,217
	Fleury Michon SA	4,019	234,274
	Foncia Groupe	34,939	1,540,667
	Francois Freres (Tonnellerie) SA	3,839	149,247
*	Gantois Series A	647	5,487

6

	Gaumont SA	14,607	1,279,905
* #	GECI International	52,548	161,252
#	Generale de Sante	65,332	2,294,940
#	Geodis SA	12,315	2,012,959
	Gevelot SA	3,584	269,703
#	GFI Informatique SA	122,414	947,218
* #	Gifi	7,579	292,056
* #	Ginger (Groupe Ingenierie Europe)	10,357	187,881
#	GL Events	33,851	1,550,722
	Grands Moulins de Strasbourg	110	69,644
#	Group Gascogne SA	7,112	581,255
#	Groupe Ares SA	10,632	32,625
	Groupe Crit	24,673	1,079,075
*	Groupe Flo SA	22,019	224,711
* #	Groupe Go Sport SA	2,740	231,138
	Groupe Guillin SA	1,200	118,386
#	Groupe Open SA	21,946	364,043
#	Groupe Steria SCA	37,118	1,955,063
	Guerbet SA	5,997	1,013,968
#	Guyenne et Gascogne SA	26,000	2,929,121
#	Havas SA	935,166	4,765,202
	Idsud	1,328	61,703
*	IEC Professionnel Media	19,353	51,175
	IMS International Metal Service SA	51,946	1,170,166
* #	Infogrames Entertainment SA	311,327	209,896
*	Ingenico SA	61,820	1,360,942
#	Ipsos SA	16,008	2,387,591
	Kaufman et Broad SA	34,770	1,890,640
	Lafuma SA	6,232	503,426
	Laurent-Perrier Group	12,172	934,670
	Lectra	85,992	578,256
	Lisi SA	8,334	569,793
#	Locindus	20,056	899,178
*	LVL Medical Groupe SA	24,346	309,757
#	Manitou BF SA	44,368	2,056,308
	Manutan International SA	13,920	922,340
*	Metaleurop SA	35,449	371,091
	MGI Coutier SA	2,753	88,266
* #	MoneyLine SA	1,911	84,923
* #	Montupet SA	32,450	603,452
	Mr. Bricolage SA	22,804	450,965
#	Nexans SA	72,576	5,157,437
	Norbert Dentressangle	12,697	892,631
#	NRJ Group	177,024	3,484,715
#	Oberthur Card Systems SA	117,901	883,346
*	Oeneo	94,474	233,872
* #	Orpea	51,311	3,541,029
*	Osiatis	1,400	12,682
	Paris Orleans et Cie SA	2,832	940,926
	Passat SA	8,835	118,056
*	Penauille Polyservices SA	47,072	723,513
	Petit Forestier SA	9,216	552,977
	Pierre & Vacances	12,899	1,413,210
	Pinguely-Haulotte SA	49,662	1,428,798
	Plastic Omnium SA	30,846	1,354,957
	Plastivaloire SA	4,552	133,301
	Prosodie SA	10,925	278,969
#	Provimi SA	57,248	1,894,365

7

	PSB Industries SA	7,367	343,851
	Radiall SA	5,201	553,846
#	Rallye SA	75,206	3,339,373
	Remy Cointreau SA	57,495	2,946,492
*	Rhodia SA	874,663	1,738,484
#	Robertet SA	2,334	354,839
	Rodriguez Group SA	23,307	1,273,914
	Rougier SA	2,040	229,614
#	Rubis SA	23,125	1,616,401
*	S.T. Dupont SA	39,440	5,531
	Sabeton SA	13,500	209,774
	SAMSE SA	8,800	865,471
	Sasa Industries SA	2,848	109,115
#	SCOR SA	2,821,430	6,162,335
	SEB SA	24,264	2,678,148
#	Sechilienne SA	2,200	1,629,757
	Securidev SA	2,500	52,400
	Signaux Girod SA	894	82,427
*	SIICinvest	20,056	63,875
	Smoby SA	1,172	65,404
	Societe de Developpement Regional de la Bretagne	5,106	22,148
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,716,800
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	2,620,851
#	Societe Industrielle D’Aviations Latecoere SA	21,731	789,166
	Societe Pour l’Informatique Industrielle SA	5,844	313,654
	Sogeclair SA	1,356	71,631
*	Solving International SA	7,510	67,709
#	Somfy SA	22,900	5,860,393
	Sopra Group SA	23,668	1,858,262
	Spir Communication SA	6,392	1,047,037
#	SR Teleperformance	90,928	3,631,637
#	Stallergenes SA	6,019	840,475
	Ste Virbac SA	16,735	901,763
	STEF-TFE SA	26,682	1,428,190
	Sucriere de Pithiviers-Le-Vieil	1,825	1,693,658
*	Sylis SA	16,930	90,155
#	Synergie SA	14,906	690,786
*	Team Partners Group SA	78,410	97,188
*	Teamlog SA	34,132	147,004
	Tessi SA	3,928	238,284
*	Tipiak SA	518	54,343
	Toupargel-Agrigel SA	17,529	1,001,296
	Trigano SA	32,572	1,727,890
* #	UbiSoft Entertainment SA	38,497	1,857,423
	Union Financiere de France Banque SA	16,369	899,851
* #	Valtech	187,303	141,068
#	Viel et Compagnie	127,678	736,359
	Vilmorin Clause et Cie SA	19,383	1,474,406
	VM Materiaux SA	5,966	538,681
	Vranken Pommery Monopole	9,879	518,377
	XRT	73,575	138,362
TOTAL COMMON STOCKS			194,151,067

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,951
*	Dane-Elec Memory SA Rights 06/28/06	65,202	1,668
*	Euraltech SA Rights 07/03/06	11,700	150

8

*	Gantois Series A Warrants 07/31/07	1,941	2,855
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	691
*	Oeneo Warrants 08/26/06	14,365	367
*	Prosodie SA Warrants 10/28/06	900	460
TOTAL RIGHTS/WARRANTS			9,142

TOTAL — FRANCE			194,160,209

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
*	3U Telecom AG	81,002	76,556
	A.S. Creation Tapeton AG	6,195	268,673
*	AAP Implantate AG	47,250	157,160
*	Aareal Bank AG	86,953	3,285,280
*	Abacho AG	29,174	54,560
*	AC-Service AG	11,257	99,266
	ADCapital AG	30,559	416,239
*	Adlink Internet Media AG	56,847	1,087,231
*	ADVA AG Optical Networking	69,091	691,990
	Agrob AG	5,800	77,756
* #	Aixtron AG	224,826	767,169
*	Allbecon AG	16,208	68,909
	Amadeus Fire AG	12,166	151,111
*	Analytik Jena AG	7,373	57,622
*	Analytik Jena AG Issue 06	1,314	10,269
	Andreae-Noris Zahn AG	27,200	1,285,465
*	Articon Integralis AG	31,050	109,764
*	Artnet AG	12,720	117,590
	Atoss Software AG	10,108	87,189
*	Augusta Technologie AG	19,681	347,686
	AWD Holding AG	77,125	2,587,703
*	AZEGO AG	16,940	5,615
* #	Baader Wertpapierhandelsbank AG	71,188	852,817
	Balda AG	128,088	1,527,844
*	Basler AG	7,668	130,532
#	Beate Uhse AG	56,241	409,194
#	Bechtle AG	33,834	678,018
*	Bertrandt AG	20,205	268,926
*	Beta Systems Software AG	5,700	37,847
	BHS Tabletop AG	2,800	38,838
	Bilfinger Berger AG	112,274	6,097,138
*	Biolitec AG	26,843	246,716
	Biotest AG	15,382	587,107
*	BKN International AG	26,631	97,019
*	BMP AG	50,479	141,436
	Boewe Systec AG	13,414	784,254
*	Borussia Dortmund GmbH & Co. KGaA	58,666	175,728
*	Borussia Dortmund GmbH & Co. KGaA Issue 06	29,333	87,864
*	Broadnet AG	36,856	225,626
* #	Business Media China AG	9,909	304,111
*	CBB Holding AG	102,602	7,349
*	CE Global Sourcing AG	43,747	4,197
*	CEAG AG	20,670	419,279
	Cenit AG Systemhaus	9,197	365,231
*	CENTROTEC Sustainable AG	15,501	585,443
	Cewe Color Holding AG	10,463	377,844
	Comdirect Bank AG	120,666	1,172,822

9

	Computerlinks AG	13,463	222,973
*	Concord Effekten AG	11,528	38,752
*	Condomi AG	1,800	1,520
*	Conergy AG	20,500	1,224,286
*	COR AG Insurance Technologies	19,180	77,685
	CTS Eventim AG	45,108	1,423,430
#	Curanum AG	65,193	648,850
*	Cybio AG	11,685	71,431
*	D. Logistics AG	63,750	144,107
	DAB Bank AG	133,926	1,142,713
	Data Modul AG	5,600	60,666
*	DEAG Deutsche Entertainment AG	36,433	65,248
#	Deutsche Euroshop AG	43,693	3,023,739
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	84,922
* #	Deutz AG	189,155	1,471,441
	Dierig Holding AG	10,500	143,546
	Douglas Holding AG	105,237	4,854,481
	Dr. Hoenle AG	13,062	144,697
	Drillisch AG	79,246	463,564
*	Duerr AG	33,504	877,188
* #	DVB Bank AG	7,425	1,858,619
*	Easy Software AG	13,167	93,145
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	92,164
	Elexis AG	18,478	374,052
*	Elmos Semiconductor AG	23,218	228,558
	ElreingKlinger AG	6,000	296,566
* #	EM.TV AG	118,273	504,262
*	Emprise Management Consulting AG	24,502	30,068
*	EMS New Media AG	42,609	60,417
	Energiekontor AG	38,401	200,737
*	Epcos AG	155,217	2,188,708
	Erlus AG	297	138,578
*	Escada AG	31,500	774,643
	Euwax AG	10,767	493,813
*	Evotec AG	144,460	589,061
#	Fielmann AG	29,181	2,781,138
*	FJA AG	34,476	88,578
*	FJH AG Issue 06	9,529	24,482
	Fortec Elektronik AG	6,390	106,608
	Freenet.De AG	50,400	1,178,688
	Fuchs Petrolub AG	27,952	1,382,819
	GBWAG Bayerische Wohnungs AG	3,383	229,121
	Geratherm Medical AG	8,513	62,821
	Gerry Weber International AG	37,262	818,764
	Gesco AG	6,316	295,172
#	GFK AG	45,483	1,640,041
* #	GFT Technologies AG	59,238	183,192
* #	GPC Biotech AG	103,290	1,457,860
	Grenkeleasing AG	29,177	1,927,244
	Grundstuecks & Baugesellschaft AG	3,567	184,738
	Hamborner AG	21,000	809,903
*	Hansa Group AG	35,248	51,899
#	Hawesko Holding AG	8,857	492,277
*	Herlitz AG	6,962	41,342
*	Hoeft & Wessel AG	14,884	76,206
*	Hucke AG	11,123	40,368
	Hugo Boss AG	25,100	1,068,007
	Hyrican Informations Systeme AG	9,518	83,766

10

*	I-D Media AG	23,140	66,554
	IFA Hotel & Touristik AG	7,000	70,502
*	IM International Media AG	152,932	131,018
#	Indus Holding AG	26,409	946,816
*	Innovation in Traffic Systems AG	21,840	191,193
#	INTERSEROH AG	12,506	482,229
* #	Intershop Communications AG	30,990	77,155
*	Intertainment AG	8,500	14,351
*	Isra Vision Systems AG	9,373	229,590
*	itelligence AG	56,089	228,451
	IVG Immobilien AG	143,237	4,390,258
*	IVU Traffic Technologies AG	37,100	62,106
*	IWKA AG	75,597	1,984,677
*	Jack White Productiions AG	15,810	133,207
*	Jenoptik AG	108,073	983,789
	K&S AG	55,500	4,469,755
	Kampa AG	20,646	156,729
	KERAMAG Keramische Werke AG	13,000	1,014,296
* #	Kloeckner-Werke AG	103,335	1,566,951
* #	Kontron AG	116,194	1,348,326
	Krones AG	16,640	2,086,744
*	KSB AG	2,387	690,287
	KWS Saat AG	18,120	1,578,084
*	Leica Camera AG	1,466	12,144
	Leifheit AG	12,500	359,518
	Leoni AG	112,500	4,237,352
* #	Loewe AG	22,976	393,558
	LPKF Laser & Electronics AG	26,218	183,622
*	Mania Technologie AG	67,026	422,047
	Masterflex AG	9,200	294,451
*	Maxdata AG	32,897	72,191
*	Mediclin AG	67,462	337,754
* #	Medigene AG	59,928	441,460
#	Medion AG	67,750	872,345
	Mensch und Maschine Software AG	24,609	149,425
* #	Mobilcom AG	152,767	3,264,970
*	Mologen AG	15,853	119,228
*	Morphosys AG	13,164	702,692
* #	Mosaic Software AG	5,200	5,300
*	MTU Aero Engines Holding AG	108,440	3,577,115
	Muehlabauer Holdings AG & Co. KGAA	15,349	641,187
	MVV Energie AG	129,372	3,473,940
*	MWB Wertpapierhandelshaus AG	10,768	74,109
*	MWG-Biotech AG	30,700	7,486
	Nemetschek AG	23,340	641,206
*	Neschen AG	5,800	15,274
*	Net AG Infrastructure, Software & Solutions	45,649	71,589
*	Net AG Infrastructure, Software & Solutions	13,708	21,497
*	Nexus AG	27,268	112,403
#	Norddeutsche Affinerie AG	109,103	2,643,912
	Norddeutsche Steingut AG	5,960	71,571
*	Nordwest Handel AG	3,244	21,686
*	november AG	9,018	31,415
	OHB Technology AG	32,604	394,080
	Oldenburgische Landesbank AG	4,234	273,330
*	P&I Personal & Informatik AG	5,900	137,284
*	Pandatel AG	5,700	5,241
	Paragon AG	22,134	376,438

11

	Parsytec AG	29,615	106,312
	PC-Ware AG	14,056	241,157
	Pfeiffer Vacuum Technology AG	23,959	1,526,219
	Pfleiderer AG	111,762	3,119,536
*	Pironet NDH AG	19,843	76,053
*	Pixelpark AG	22,213	49,772
*	Plambeck Neue Energien AG	49,119	203,260
*	Plasmaselect AG	35,172	170,748
*	Plenum AG	9,300	20,554
*	Primacom AG	48,830	250,959
	Progress-Werk Oberkirch AG	6,250	303,037
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,873	177,820
*	Pulsion Medical Systems AG	20,493	147,725
*	PVATepla AG	28,561	162,301
* #	QIAGEN NV	400,079	5,418,736
* #	QSC AG	255,715	1,402,091
	Rational AG	15,083	2,440,815
	REALTECH AG	11,364	110,059
	Renk AG	19,400	823,040
*	REpower Systems AG	16,716	962,147
	Rheinmetall AG	45,000	3,121,897
#	Rhoen-Klinikum AG	55,525	2,471,687
*	Rinol AG	1,475	509
*	Rohwedder AG	11,172	141,969
	Ruecker AG	17,108	135,315
* #	S.A.G. Solarstrom AG	28,737	142,796
	Sartorius AG	23,323	913,256
	Schlott Sebaldus AG	15,429	447,478
*	Secunet Security AG	14,141	151,477
	Sektkellerei Schloss Wachenheim AG	15,120	187,598
*	Senator Entertainment AG	980	2,439
*	SGL Carbon AG	184,523	3,688,462
#	SHB Stuttgarter Finanz - und Beteiligungs AG	19,000	815,331
*	SHS Informationssysteme AG	20,891	53,939
*	Silicon Sensor International AG	7,954	94,997
* #	Singulus Technologies AG	109,860	1,606,697
	Sinner AG	4,160	77,152
*	SinnerSchrader AG	26,169	54,120
#	Sixt AG	38,312	2,203,133
*	SM Wirtschaftsberatungs AG	18,841	155,497
	Software AG	62,591	3,264,060
	Stada Arzneimittel AG	164,610	6,548,207
*	Stahl (R.) AG	13,166	413,973
*	Stoehr & Co. AG	16,000	76,329
*	Strabag AG	9,445	1,001,980
	Stratec Biomedical Systems AG	8,034	496,874
#	Sued-Chemie AG	29,146	1,976,705
*	Suess Microtec AG	38,984	325,842
	Synaxon AG	9,060	78,231
	Syskoplan AG	9,363	88,862
*	Syzygy AG	27,576	188,558
	Takkt AG	146,687	2,324,595
*	TDS Informationstechnologie AG	36,183	114,272
	Techem AG	68,995	3,178,385
	Technotrans AG	15,110	370,930
#	Telegate AG	20,500	383,825
	Teles AG	26,657	131,347
*	Textilgruppe Hof AG	12,170	111,265

12

*	TFG Capital AG & Co. KGAA	36,723	119,890
*	Tomorrow Focus AG	101,081	274,194
*	TRIA It-solutions AG	3,939	5,575
	TTL Information Technology AG	6,400	14,754
*	UMS United Medical Systems International AG	10,753	54,618
	Umweltbank AG	10,442	235,448
	United Internet AG	371,216	5,289,898
* #	Utimaco Safeware AG	35,121	493,905
	Value Management & Research AG	42,250	212,087
*	Varetis AG	11,100	32,327
*	VBH Holding AG	9,415	37,240
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	2,056
*	Vivacon AG	46,935	1,045,413
	Vossloh AG	30,233	1,530,291
*	W.O.M. World of Medicine AG	19,193	60,016
	Wanderer-Werke AG	7,903	395,168
*	WaveLight AG	11,800	108,963
*	WCM Beteiligungs-und Grundbesitz AG	617,895	138,960
	Westag & Getalit AG	7,000	102,880
*	Wincor Nixdorf AG	50,438	6,390,020
*	Wire Card AG	210,816	1,319,471
	Wuerttembergische Lebensversicherung AG	25,375	1,232,393
	Wuerttembergische Metallwarenfabrik AG	30,330	774,138
* #	Zapf Creation AG	16,045	223,813

TOTAL — GERMANY			189,275,383

GREECE — (4.2%)
COMMON STOCKS — (4.2%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	63,456
*	Aegek S.A.	200,905	302,937
*	Agricultural Insurance S.A.	48,577	238,844
	Alco Hellas ABEE S.A.	72,720	118,908
*	Alfa Alfa Energy S.A.	3,810	6,768
*	Alfa Alfa Holdings S.A.	104,982	25,513
	Alfa-Beta Vassilopoulos S.A.	18,412	275,563
	Allatini Industrial & Commercial Co. S.A.	24,130	48,190
*	Alte Technological Co.	85,048	8,702
*	Altec Information & Communication Systems S.A.	80,278	207,322
*	Alumil Milonas Aluminum Industry S.A.	44,386	153,058
*	Alysida S.A.	2,160	6,020
*	Anek Lines S.A.	171,271	313,490
*	AS Co. S.A.	25,370	35,357
*	Aspis Bank S.A.	115,344	608,995
*	Aspis Pronia General Insurance S.A.	146,060	202,215
*	Astir Palace Hotels S.A.	80,500	637,800
	Athens Medical Center S.A.	117,974	541,329
*	Atlantic Supermarkets S.A.	35,080	100,123
	Attica Holdings S.A.	213,674	852,418
	Attica Publications S.A.	16,674	58,781
	Atti-Kat S.A.	169,684	262,354
	Autohellas S.A.	76,340	337,936
	Babis Vovos International Construction S.A.	61,592	1,417,226
*	Balafas S.A.	15,200	3,694
*	Bank of Attica S.A.	202,121	1,331,399
	Bank of Greece	43,172	5,140,223
	Benrubi S.A.	11,121	48,881
*	Betanet S.A.	19,520	89,289

13

*	Bitros Holdings S.A.	31,022	83,008
	Blue Star Maritime S.A.	194,050	717,718
	Byte Computers S.A.	22,730	61,479
	C. Rokas S.A.	39,819	867,538
	Chipita International S.A.	94,032	430,900
*	Compucon Computer Applications S.A.	11,260	5,873
	Computer Peripherals International S.A.	9,110	9,638
	Crown Hellas Can S.A.	30,452	274,452
*	Cyclon Hellas S.A	62,191	75,944
*	Daios Plastics S.A.	16,350	112,826
	Delta Holdings S.A.	97,947	1,411,207
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	409,614
	Dionic S.A.	13,336	12,427
	Domiki Krittis S.A.	17,730	28,333
*	Dromeas S.A.	5,200	7,983
*	Dynamic Life S.A.	16,440	11,355
	Edrasis-C.Psalllidas Technical Co.	58,828	77,592
	Egnatia Bank S.A.	188,067	1,392,990
	EL. D. Mouzakis S.A.	31,653	32,804
	Elais Oleaginous Production S.A.	23,202	578,326
*	Elbisco Holding S.A.	56,000	211,640
*	Elektrak S.A.	20,450	56,997
	Elektroniki Athinon S.A.	34,490	195,221
*	Elephant S.A.	26,310	2,691
	Elgeka S.A.	32,940	118,342
	Elmec Sport S.A.	116,156	289,999
*	Elton Chemicals S.A.	41,940	52,547
*	Empedos S.A.	15,974	1,635
	ETEM S.A.	63,672	143,770
*	Ethniki General Insurance Co. S.A.	178,148	1,349,222
*	Etma Rayon S.A.	11,242	22,000
*	Euro Reliance General Insurance Co. S.A.	27,330	54,270
*	Eurodrip S.A.	83,040	114,455
*	Euromedica S.A.	54,540	339,278
*	European Technical S.A.	32,750	9,634
	Everest S.A.	54,190	120,350
	Evrofarma S.A.	21,460	58,290
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	455,062
*	F.G. Europe SA Common Registered Shares	4,536	15,241
*	Fanco S.A.	10,110	2,305
*	Forthnet S.A.	42,375	402,943
*	Forthnet S.A. Issue 06	61,102	581,017
*	Fourlis S.A.	97,540	1,380,263
	Frigoglass S.A.	77,530	1,067,733
*	Galaxidi Fish Farming S.A.	12,940	15,154
	GEK Group of Cos S.A.	143,114	1,189,072
	General Commercial S.A.	24,060	22,057
*	Geniki Bank	127,174	1,434,526
*	Germanos S.A.	187,190	4,476,929
	Goody’s S.A.	17,740	242,652
*	Gregorys Mikrogeumata S.A.	53,530	60,338
	Halkor S.A.	194,506	837,944
*	Hatziioannou Holdings S.A.	89,750	115,090
*	Hellenic Cables S.A.	55,596	242,559
	Hellenic Duty Free Shops S.A.	80,020	1,183,883
*	Hellenic Fabrics S.A.	32,310	120,771
	Hellenic Sugar Industry S.A.	52,620	203,531
	Hellenic Technodomiki Tev S.A.	439,219	4,223,831

14

*	Heracles General Cement Co.	93,293	1,754,465
*	Hippotour S.A.	13,891	14,720
	Hyatt Regency S.A.	130,260	1,800,619
*	Iaso S.A.	142,540	1,003,276
	Iktinos Hellas S.A.	6,500	16,416
	Inform P. Lykos S.A.	28,260	143,852
*	Informatics S.A.	3,778	1,497
*	Intersat S.A.	19,392	8,681
	Intertech S.A.	18,056	62,557
	Intracom Holdings S.A.	310,826	2,062,888
*	Intracom Technical & Steel Constructions S.A.	105,050	173,059
*	Ionian Hotel Enterprises S.A.	16,914	215,587
*	Ipirotiki Software & Publications S.A.	22,110	54,863
*	J Boutaris & Son Holding S.A.	48,870	39,941
*	J&P-Avax S.A.	146,816	975,544
	Karatzis S.A.	26,110	69,399
*	Karelia Tobacco Co., Inc. S.A.	5,810	620,782
	Kathimerini Publishing S.A.	30,030	223,991
	Katselis Sons S.A. Bread Industry	35,610	166,135
	Kego S.A.	32,045	71,192
*	Kekrops S.A.	6,444	124,700
*	Keramia-Allatini	10,368	8,660
*	Klonatex Group S.A. Bearer Shares	20,351	12,010
	Kordellou Brothers S.A.	14,760	18,334
	Ktima Kostas Lazaridis S.A.	18,326	28,617
	Lambrakis Press S.A.	118,587	437,356
*	Lamda Detergent SA	23,684	147,676
	Lampsa Hotel Co.	42,101	479,158
*	Lan-Net S.A.	126,887	194,291
*	Lavipharm S.A.	96,324	185,029
*	Logic Data Information Systems S.A.	36,490	111,828
*	Loulis Mills S.A.	32,582	87,847
	Mailis (M.J.) S.A.	113,544	361,605
*	Marfin Financial Group S.A.	79,852	2,525,664
*	Maritime Company of Lesvos S.A.	201,279	324,602
*	Maxim S.A.	16,360	10,357
	Medicon Hellas S.A.	2,860	15,339
*	Mesochoritis Brothers S.A.	23,700	16,036
	Metka S.A.	80,240	721,194
	Michaniki S.A.	146,195	550,655
*	Minerva Knitwear SA	5,140	10,149
*	Minoan Lines S.A.	207,229	916,813
	MLS Multimedia S.A.	8,300	8,050
*	Mochlos S.A.	196,609	57,583
*	Multirama S.A.	10,990	102,888
	Mytilineos Holdings S.A.	94,570	2,320,008
	N. Levederis S.A.	8,355	10,169
*	Nafpaktos Textile Industry S.A.	10,580	12,305
*	Naoussa Spinning Mills S.A.	76,407	21,266
	National Bank of Greece	21,756	839,656
*	Naytemporiki S.A.	29,620	53,122
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,079,307
*	Neorion New S.A. Holdings	27,210	58,549
*	Newsphone Hellas S.A.	55,010	218,003
*	Nexans Hellas S.A.	3,003	9,826
*	Notos Com Holdings S.A.	99,854	359,813
	Pantechniki S.A.	84,860	357,990
*	Parnassos Enterprises S.A.	38,775	58,188

15

*	Pegasus Publishing S.A.	83,990	228,653
	Perseys S.A.	27,182	64,343
	Petropoulos S.A.	8,832	50,472
*	Petzetakis S.A.	49,310	87,037
	PG Nikas S.A.	42,497	240,377
*	Pilias S.A.	51,791	21,030
	Pipeworks L. Girakian Profil S.A.	11,730	16,724
	Piraeus Leasing S.A.	5,765	38,917
*	Prodeftiki Technical Co.	32,257	12,224
*	Promota Hellas S.A.	8,860	2,584
*	Reds S.A.	77,357	221,551
	Rilken S.A.	1,982	13,054
	S&B Industrial Minerals S.A.	56,301	638,795
*	Sanyo Hellas S.A.	132,841	191,915
	Sarantis S.A.	62,350	669,846
	Sato S.A.	48,224	151,706
*	Selected Textile Industry Assoc. S.A.	73,159	62,352
	Sfakianakis S.A.	25,260	193,156
*	Sheet Steel Co.	25,850	8,874
*	Shelman Hellenic-Swiss Wood S.A.	51,992	98,386
	Spyroy Agricultural Products S.A.	51,698	104,472
*	Stabilton S.A.	27,530	2,817
*	Technical Olympic S.A.	238,420	1,071,536
*	Technodomi M.Travlos Brothers S.A.	13,910	3,736
	Teletypos S.A. Mega Channel	63,367	362,472
	Terna Tourist Technical & Maritime S.A.	90,680	1,261,945
*	Themeliodomi S.A.	37,422	17,703
	Thrace Plastics Co. S.A.	91,730	247,386
	Uncle Stathis S.A.	21,848	150,286
	Unisystems S.A.	86,560	210,115
*	Vardas S.A.	26,020	77,216
*	Varvaressos S.A. European Spinning Mills	7,200	5,048
*	Veterin S.A.	51,874	102,722
	Viohalco S.A.	426,755	3,900,625
	Vioter S.A.	123,266	146,352
*	Vis Container Manufacturing Co.	4,259	11,496
*	Zampa S.A.	830	12,146
TOTAL COMMON STOCKS			74,486,216

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	18,263

RIGHTS/WARRANTS — (0.0%)
*	National Bank of Greece S.A. Rights 06/29/06	21,756	68,733

TOTAL — GREECE			74,573,212

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	86,889	1,047,914
*	Aminex P.L.C.	346,384	194,497
*	Blackrock International Land P.L.C.	897,420	424,703
*	Datalex P.L.C.	227,588	221,220
	DCC P.L.C.	292,359	7,019,532
	Donegal Creameries P.L.C.	26,085	143,468
*	Dragon Oil P.L.C.	1,510,561	4,421,376

16

	FBD Holdings P.L.C.	132,521	6,295,149
	Fyffes P.L.C.	897,420	1,584,008
	Glanbia P.L.C.	651,581	1,892,274
	Greencore Group P.L.C.	570,218	2,684,720
*	Horizon Technology Group P.L.C.	236,352	278,179
	IAWS Group P.L.C.	368,887	6,508,729
	IFG Group P.L.C.	205,432	441,122
	Independent News & Media P.L.C.	732,344	2,143,497
*	Iona Technologies P.L.C.	94,946	385,766
	Irish Continental Group P.L.C.	93,833	1,275,027
*	Kenmare Resources P.L.C.	1,940,409	1,413,316
	Kingspan Group P.L.C.	185,024	3,226,162
	McInerney Holdings P.L.C.	106,428	1,516,317
	Paddy Power P.L.C.	126,892	2,200,312
*	Providence Resources P.L.C.	1,122,000	114,496
	Qualceram Shires P.L.C.	40,136	63,657
	Readymix P.L.C.	256,299	774,182
*	South Wharf P.L.C.	14,262	100,385
	United Drug P.L.C.	803,679	3,440,810
*	Waterford Wedgwood P.L.C.	5,369,464	309,052

TOTAL — IRELAND			50,119,870

ITALY — (6.5%)
COMMON STOCKS — (6.5%)
*	A.S. Roma SpA	153,065	188,772
	ACEA SpA	163,000	2,253,900
* #	Acegas-APS SpA	72,607	644,717
* #	Actelios SpA	343,329	4,118,551
	Aedes SpA	324,161	2,136,368
#	Aem Torino SpA	536,101	1,382,596
	Aeroporto de Firenze SpA	17,918	337,131
* #	Alitalia SpA	123,532	151,840
	Amplifon SpA	395,920	3,365,834
	Astaldi SpA	200,189	1,199,004
	Azienda Mediterranea Gas e Acqua SpA	360,014	782,114
#	Banca Finnat Euramerica SpA	706,431	929,684
	Banca Ifis SpA	54,527	767,228
#	Banca Intermobiliare SpA	292,216	3,208,958
	Banca Popolare d’Etruria e del Lazio Scrl	171,809	3,268,205
	Banca Profilo SpA	253,156	740,421
	Banco di Desio e della Brianza SpA	221,890	1,780,435
#	Banco Piccolo Valellinese Scarl SpA	314,205	4,342,026
*	Beghelli SpA	427,981	298,549
	Benetton Group SpA	8,444	126,291
	Beni Stabili SpA, Roma	1,309,500	1,331,541
	Biesse SpA	54,375	778,368
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	476,950
	Brembo SpA	83,626	831,462
	Caltagirone Editore SpA	132,868	1,126,443
	Caltagirone SpA	207,278	2,367,749
	Cam Finanziaria SpA	36,527	81,063
	Carraro SpA	50,645	243,407
	Cembre SpA	38,673	283,852
	Cementir SpA	249,704	1,839,442
	Centrale del Latte di Torino & Co. SpA	21,168	112,482
* #	Ciccolella SpA	30,000	79,587
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,085,858

17

*	Cirio Finanziaria SpA	175,000	38,947
	Class Editore SpA	83,868	149,100
*	Compagnia Immobiliare Azionaria SpA	44,000	10,851
#	Credito Artigiano SpA	293,050	1,234,354
	Credito Bergamasco SpA	36,131	1,307,617
	Cremonini SpA	146,885	393,748
*	CSP International Industria Calze SpA	53,641	63,954
#	Danieli & Co. SpA	86,438	960,159
	Davide Campari - Milano SpA	275,990	2,858,332
	De Longhi SpA	255,563	887,978
* #	Ducati Motor Holding SpA	537,054	455,642
	Emak SpA	57,399	352,753
* #	EnerTad SpA	95,849	382,754
	Ergo Previdenza SpA	103,646	585,562
#	Esprinet SpA	53,767	996,818
#	Fiera Milano SpA	22,729	261,648
*	Fin.Part SpA	133,481	25,353
*	Finarte - Semenzato Casa d’Aste SpA	56,266	39,746
* #	Finmatica SpA	35,900	104,647
	Gabetti Holding SpA	64,201	313,885
	Gefran SpA	31,849	189,267
*	Gemina SpA	835,842	2,834,207
	Gewiss SpA	238,355	1,900,823
*	Giovanni Crespi SpA	100,201	114,765
	Granitifiandre SpA	82,117	883,796
	Gruppo Ceramiche Ricchetti SpA	117,577	214,803
	I Grandi Viaggi SpA	98,547	253,051
*	Immobiliare Lombardia SpA	9,036,502	2,302,545
#	Immsi SpA	570,040	1,596,604
*	Impregilo SpA	990,684	3,588,058
	Indesit Co. SpA	155,000	1,700,970
	Industria Macchine Automatique SpA	54,153	702,644
	Industria Romagnola Conduttori Elettrici SpA	38,502	135,818
	Intek SpA	345,449	287,371
	Interpump Group SpA	170,386	1,492,656
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	648,797
	Italmobiliare SpA	20,975	1,835,681
* #	Juventus Footbal Club SpA	242,284	399,042
	La Doria SpA	59,783	188,650
*	Lavorwash SpA	25,065	70,002
	Linificio e Canapificio Nazionale SpA	60,550	231,988
	Maffei SpA	60,568	157,889
#	Mariella Burani SpA	37,213	934,038
	Marzotto SpA	151,704	586,009
#	Meliorbanca SpA	183,995	841,747
	Mirato SpA	34,945	391,969
	Monrif SpA	212,521	325,934
* #	Montefibre SpA	260,521	108,473
	Navigazione Montanari SpA	254,494	1,091,373
*	Negri Bossi SpA	13,700	24,569
*	NGP SpA	17,891	8,009
*	Olidata SpA	82,236	89,538
*	Opengate Group SpA	4,000	9,772
*	Pagnossin SpA	9,000	8,384
*	Part Italiane SpA	41,062	14,916
* #	Permasteelisa SpA	67,249	1,194,288
*	Pininfarina SpA	31,285	1,026,916
	Pirelli & C.Real Estate SpA	9,600	644,242

18

#	Poligrafici Editoriale SpA	142,784	251,448
	Premafin Finanziaria SpA	585,677	1,628,646
	Premuda SpA	232,466	450,671
*	Ratti SpA	159,537	112,031
*	RDM Realty SpA	577,167	73,158
#	Recordati SpA	253,821	1,852,783
*	Reno de Medici SpA	577,167	418,817
*	Richard-Ginori 1735 SpA	140,800	71,960
#	Risanamento Napoli SpA	304,043	2,316,658
	Sabaf SpA	22,562	641,498
	SAES Getters SpA	21,813	617,271
* #	Schiapparelli 1824 SpA, Milano	1,322,152	79,133
	Sirti SpA	29,967	85,457
*	SMI-Societa Metallurgica Italiana SpA	282,640	147,733
	Smurfit SISA SpA	72,500	246,500
* #	SNIA SpA	793,376	85,203
*	Societa Partecipazioni Finanziarie SpA	821,139	801,449
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,432,898
#	Socotherm SpA	41,461	661,670
	Sogefi SpA	228,379	1,596,031
	Sol SpA	194,092	1,091,307
* #	Sorin SpA	452,327	780,715
	Stefanel SpA	58,286	292,838
	Targetti Sankey SpA	27,180	212,546
*	Tecnodiffusione Italia SpA	3,332	8,524
#	Telecom Italia Media SpA	3,177,100	1,481,210
* #	Tiscali SpA	742,907	2,203,930
	Tod’s SpA	30,476	2,283,261
	Trevi Finanziaria SpA	89,247	738,811
	Valentino Fashion Group SpA	150,000	4,362,555
* #	Vemer Siber Group SpA	164,649	112,778
* #	Viaggi del Ventaglio SpA	94,706	73,593
	Vianini Industria SpA	57,520	228,059
	Vianini Lavori SpA	180,752	2,138,726
	Vittoria Assicurazioni SpA	61,046	840,667
*	Zucchi (Vincenzo) SpA	144,350	557,070

TOTAL — ITALY			116,091,885

NETHERLANDS — (6.7%)
COMMON STOCKS — (6.7%)
	Aalberts Industries NV	73,378	5,387,801
	Accell Group NV	25,920	847,055
*	AFC Ajax NV	14,218	163,541
	Amsterdam Commodities NV	40,800	187,266
	Arcadis NV	58,275	2,756,899
* #	ASM International NV	136,781	2,127,898
*	Atag Group NV	4,630	1,717
	Athlon Holding NV	34,250	1,324,777
	Batenburg Beheer NV	3,125	198,210
*	Begemann Groep NV Series B	13,451	5,345
	Beter Bed Holding NV	50,502	1,264,772
	Boskalis Westminster NV	65,442	4,442,799
	Brunel International NV	65,086	2,341,706
	Buhrmann NV	252,113	3,655,172
	Crown Van Gelder NV	12,000	284,410
* #	Crucell NV	119,738	2,484,303
*	Crucell NV ADR	45,768	951,059

19

	DOCdata NV	20,517	210,559
* #	Draka Holding NV	34,598	620,811
*	Econosto NV	38,837	226,882
	Eriks Group NV	23,624	1,273,888
	Exact Holding NV	71,191	2,187,031
	Fornix Biosciences NV	18,631	600,596
	Gamma Holding NV	15,705	832,694
#	Getronics NV	386,446	4,150,796
	Grolsche NV	34,443	1,277,265
	Grontmij NV	12,028	1,083,816
* #	Hagemeyer NV	1,576,607	7,262,970
	Heijmans NV	73,005	3,621,941
	Hitt NV	20,431	182,248
#	ICT Automatisering NV	24,258	572,866
	Imtech NV	59,164	2,860,725
* #	Jetix Europe NV	132,664	3,225,231
	Kas Bank NV	42,888	1,119,941
*	Kendrion NV	285,926	660,239
	Koninklijke Bam Groep NV	264,205	5,242,268
	Koninklijke Ten Cate NV	64,780	1,897,742
	Koninklijke Vopak NV	68,711	2,426,018
* #	Laurus NV	199,032	859,909
	Macintosh Retail Group NV	63,834	2,130,696
*	Maverix Capital NV	1,500	72,906
	Nederlandsche Apparatenfabriek NV	16,907	624,411
#	Nutreco Holding NV	97,165	6,224,501
	Oce NV	278,782	4,093,138
	OPG Groep NV Series A	39,407	3,429,499
	Ordina NV	99,002	2,288,232
* #	Pharming Group NV	230,032	965,902
*	Punch Technix NV	2,284	30,759
*	Qurius NV	155,232	158,516
	Reesink NV	2,050	244,083
	Roto Smeets de Boer NV	3,062	135,064
*	Samas-Groep NV	73,931	778,036
* #	Seagull Holding NV	14,599	50,577
* #	Semiconductor Industries NV	102,576	588,458
#	Sligro Food Group NV	61,949	3,286,801
	Smit Internationale NV	22,341	1,564,259
	Stern Groep NV	1,258	61,112
#	Stork NV	102,733	5,502,631
	Telegraaf Media Groep NV	148,536	4,014,101
*	Textielgroep Twenthe NV	1,000	3,198
*	Tulip Computers NV	803,159	328,237
#	Twentsche Kabel Holding NV	20,555	1,280,978
*	Unit 4 Agresso NV	40,779	821,582
	United Services Group NV	69,746	5,336,427
	Univar NV	52,045	2,463,406
#	Van der Moolen Holding NV	117,201	851,041
	Wegener Arcade NV	78,833	1,173,280

TOTAL — NETHERLANDS			119,322,997

NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
	Acta Holding ASA	364,000	1,152,834
#	Aker Yards ASA	28,121	1,976,321
	Aktiv Kapital ASA	60,417	1,057,178

20

*	Altinex ASA	1,330,000	289,365
	Arendals Fosse Kompani ASA	100	18,094
* #	Birdstep Technology ASA	50,000	97,867
*	Blom ASA	48,367	160,941
	Bonheur ASA	67,400	2,132,991
*	Consorte Group ASA	30,000	36,098
*	Corrocean ASA	63,321	45,817
*	Det Norske Oljeselskap (DNO) ASA	1,688,304	3,389,760
	DOF ASA	112,506	940,158
	EDB Elektronisk Data Behandling ASA	149,417	1,187,905
	Ekornes ASA	72,790	1,406,072
* #	Eltek ASA	77,442	1,031,917
*	Ementor ASA	94,752	398,825
#	Expert ASA	64,250	877,997
*	Fara ASA	56,000	19,816
	Farstad Shipping ASA	60,790	1,138,922
* #	Fast Search & Transfer ASA	487,050	1,546,760
	Ganger Rolf ASA	48,360	1,398,800
*	Gresvig ASA	4,590	47,089
*	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	175,721
*	Independent Oil Tools ASA	75,603	29,149
	Itera Consulting Group ASA	148,000	106,907
	Kongsberg Gruppen ASA	49,500	1,113,130
*	Kverneland ASA	23,108	297,855
#	Leroy Seafood Group ASA	59,000	1,118,775
*	Natural ASA	10,143	41,465
* #	Nera ASA	315,753	710,484
*	Nordic Semiconductor ASA	51,200	365,830
* #	Northern Offshore, Ltd.	513,400	319,302
* #	Ocean Rig ASA	500,262	3,513,902
	Odfjell ASA Series A	91,700	1,398,661
#	Olav Thon Eiendomsselskap ASA	13,360	1,417,824
*	Otrum ASA	17,800	41,146
#	P4 Radio Hele Norge ASA	40,200	144,579
* #	Petrolia Drilling ASA	910,000	415,446
* #	Photocure ASA	33,362	214,037
	Prosafe ASA	88,380	5,397,643
*	Q-Free ASA	56,000	193,313
	Rieber and Son ASA Series A	74,054	578,695
	Scana Industrier ASA	222,423	231,585
* #	Sinvest ASA	140,520	2,563,507
* #	Software Innovation ASA	39,943	140,931
	Solstad Offshore ASA	59,900	1,138,178
	Sparebanken Midt-Norge	130,450	1,565,640
	Steen and Stroem ASA	19,512	900,478
*	Synnove Finden ASA	16,200	88,311
#	Tandberg ASA Series A	217,280	1,795,460
* #	Tandberg Data ASA	122,130	151,068
*	Tandberg Storage ASA	48,450	32,699
*	Tandberg Television ASA	253,830	4,207,185
*	TGS Nopec Geophysical Co. ASA	316,440	5,607,633
*	Thin Film Newco ASA	16,200	33,832
	Tomra Systems ASA	616,328	4,998,895
*	TTS Marine ASA	29,000	158,576
	Tybring-Gjed ASA	585,146	637,215
	Veidekke ASA	54,646	1,815,272
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	1,982,275
TOTAL COMMON STOCKS			65,994,131

21

RIGHTS/WARRANTS — (0.0%)
*	Consorte Group ASA Rights	6,300	0

TOTAL — NORWAY			65,994,131

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Cin Corporacao Industrial do Norte SA	1,000	6,581
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	221,333	562,857
*	Fibras Sinteticas de Portugal SA	195,903	47,330
	Finibanco Holdings SGPS SA	163,530	460,849
* #	Gescartao SGPS SA	31,395	657,641
*	Grupo Soares da Costa SGPS SA	41,273	157,357
	Ibersol SGPS SA	20,401	210,056
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,033,820
*	Investimentos Participacoes e Gestao SA Inapa	43,702	156,412
	Jeronimo Martins SGPS SA	170,757	2,916,963
	Mota-Engil SGPS SA	321,911	1,700,572
* #	Novabase SGPS	56,005	413,256
* #	ParaRede SGPS SA	545,591	146,378
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,303,011
#	Sag Gest - Solucoes Automovel Globais SGPS SA	249,456	583,838
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	351,099
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,693,026
*	Sonae Industria SGPS SA	159,600	1,373,640
* #	Sonaecom SGPS SA	467,787	2,560,063
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	80,665
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	139,168
	Teixeira Duarte Engenharia e Construcoes SA	642,135	1,189,711
*	Tertir Terminais de Portugal SA	9,467	70,055

TOTAL — PORTUGAL			17,814,348

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
	Abengoa SA	99,280	2,409,468
#	Adolfo Dominguez SA	17,295	928,977
	Amper SA	69,699	726,371
* #	Avanzit SA	17,275	52,927
* #	Azkoyen SA	54,599	471,801
#	Banco de Andalucia SA	9,800	1,207,601
	Banco de Credito Balear SA	35,424	1,271,294
#	Banco Guipuzcoano SA	137,119	4,114,883
*	Baron de Ley SA	12,052	658,271
#	Bodegas Riojanas SA	7,799	90,278
#	Campofrio Alimentacion SA	92,800	1,619,922
	Cementos Portland Valderrivas SA	16,881	1,750,866
	Compania de Distribucion Integral Logista SA	29,600	1,765,502
	Compania Vinicola del Norte de Espana SA	16,600	307,575
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	974,835
*	Dogi International Fabrics SA	20,913	90,666
	Duro Felguera SA	177,786	938,976
	Electnor SA	91,500	2,950,855
* #	Ercros SA	1,103,370	887,372

22

*	Espanola del Zinc SA	29,250	68,839
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,930	1,301,337
#	Faes Farma SA	101,818	2,441,731
*	Faes Farma SA	12,727	305,216
*	Federico Partenina SA	1,190	11,591
	Funespana SA	21,493	211,313
	Grupo Catalana Occidente SA	22,301	2,827,620
#	Grupo Empresarial Ence SA	52,205	1,998,010
	Iberpapel Gestion SA	24,657	535,270
	Inbesos SA	12,494	182,393
	Indo Internacional SA	37,172	478,779
	Inmobiliaria del Sur SA	457	125,673
	Inmobiliaria Urbis SA	80,282	2,085,228
*	La Seda de Barcelona SA	254,854	725,299
	Lingotes Especiales SA	22,080	206,112
* #	Mecalux SA	45,452	1,565,833
#	Miquel y Costas & Miquel SA	13,292	390,895
#	Natra SA	64,316	652,446
* #	Natraceutical SA	455,802	697,767
#	NH Hoteles SA	21,703	389,014
*	Nicolas Correa SA	15,750	85,454
*	Obrascon Huarte Lain SA	107,743	2,013,393
	Pescanova SA	26,443	785,309
	Prim SA	23,746	406,543
	Prosegur Cia de Seguridad SA	59,129	1,474,165
* #	Service Point Solutions SA	163,668	506,314
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	638,626
#	Sol Melia SA	112,700	1,819,161
* #	SOS Cuetara SA	273,070	3,997,578
	Tavex Algodonera SA	71,605	294,937
* #	Tecnocom Telecomunicaciones y Energia SA	32,678	404,691
* #	Tele Pizza SA	479,353	1,678,525
	Tubacex SA	400,017	2,386,256
	Tubos Reunidos SA	104,798	1,603,198
	Unipapel SA	44,264	1,116,851
#	Uralita SA	338,493	1,682,429
* #	Urbanizaciones y Transportes SA	178,213	645,910
	Vidrala SA	47,040	1,186,482
	Viscofan SA	147,965	2,194,537
#	Zeltia SA, Madrid	449,943	3,306,107

TOTAL — SPAIN			68,645,272

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
*	Acando AB Series B	130,800	234,246
* #	Active Biotech AB	77,400	706,538
	Addtech AB Series B	56,300	853,582
*	Alfaskop AB	3,200	356
	Angpanneforeningen AB Series B	38,800	678,591
*	Anoto Group AB	261,833	508,402
	Aros Quality Group AB	41,400	286,247
*	Artimplant AB Series B	144,000	92,981
	Axfood AB	92,000	2,646,657
	Axis AB	183,494	1,514,604
	Ballingslov International AB	26,700	612,640
	Beiger Electronics AB	14,700	280,309

23

	Beijer AB Series B	14,100	318,803
	Beijer Alma AB	58,800	582,075
	Bergman & Beving AB Series B	66,900	1,378,636
	Biacore International AB	24,350	1,107,815
	Bilia AB Series A	116,725	1,603,497
	Billerud AB	150,300	1,990,499
*	BioGaia AB Series B	38,000	121,642
* #	Biotage AB	51,940	64,212
*	Bong Ljungdahl AB	24,800	231,392
*	Boras Waefveri AB Series B	11,200	45,484
* #	Boss Media AB	73,700	149,572
*	Cantena AB	58,362	727,827
*	Capio AB, Goethenburg	310,200	5,565,617
	Capona AB	25,400	374,271
	Cardo AB	63,000	2,054,375
	Castellum AB	428,900	4,392,078
#	Clas Ohlson AB Series B	102,500	2,134,949
	Cloetta AB Series B	22,250	667,857
	Concordia Maritime AB Series B	70,300	436,275
*	Consilium AB Series B	12,746	68,982
	D. Carnegie & Co. AB	148,200	2,712,215
*	DORO AB	400	425
*	Duroc AB Series B	2,700	10,488
	Elekta AB Series B	317,200	5,370,352
	Elverket Vallentuna AB	8,650	49,923
* #	Enea Data AB Series B	1,012,000	434,295
	Eniro AB	288,700	3,035,237
	Expanda AB	19,547	160,347
	Fabege AB	205,350	3,823,662
	Fagerhult AB	16,800	369,169
* #	Framfab AB	3,116,000	407,255
	Geveko AB Series B	10,800	291,680
	Gunnebo AB	106,800	1,185,594
	Gunnebo Industrier AB	10,000	201,050
	Haldex AB	64,700	1,391,977
	Heba Fastighets AB Series B	14,500	302,673
	Hexagon AB	10,716	390,516
	Hiq International AB	111,889	608,913
	HL Display AB Series B	14,400	277,058
	Hoganas AB Series B	76,500	1,901,421
#	IBS AB Series B	195,200	678,071
* #	Industrial & Financial Systems AB Series B	487,600	656,713
*	Intellecta AB Series B	5,500	30,247
	Intrum Justitia AB	163,100	1,619,631
	Invik and Co. AB Series B	15,540	249,948
	JM AB	332,532	5,277,796
	Klovern AB	303,476	907,342
	Kungsleden AB	432,600	5,069,780
	Lagercrantz Group AB Series B	64,300	257,110
*	LB Icon AB	45,330	283,631
	Lennart Wallenstam Byggnads AB Class B	123,900	1,688,235
#	Lindex AB	235,900	3,357,165
	Ljungberg Gruppen AB Series B	3,800	95,116
*	Lundin Mining Corp.	4,322	129,208
*	Lundin Petroleum AB	90,000	1,089,280
*	Mandator AB	455,520	124,820
#	Meda AB Series A	255,575	5,322,068
*	Medivir Series B	17,250	125,124

24

*	Micronic Laser Systems AB	105,400	1,163,074
	Munters AB	57,000	1,903,733
	Narkes Elektriska AB Series B	9,750	161,664
	NCC AB Series B	118,100	2,854,594
	Nefab AB	55,300	477,326
*	Net Insight AB Series B	924,000	307,629
	New Wave Group AB Series B	107,400	1,209,531
	NIBE Industrier AB	185,200	1,942,990
	Nobia AB	144,500	4,693,419
	Nolato AB Series B	66,440	728,713
*	Observer AB	245,156	935,292
	OEM International AB Series B	14,800	328,419
#	OMX AB	189,900	3,392,402
	Orc Software AB	36,300	262,135
*	Ortivus AB	32,007	113,982
	Partnertech AB	28,800	455,766
	PEAB AB Series B	125,200	2,035,171
*	Pergo AB	135,000	894,942
	Poolia AB Series B	36,150	230,715
	Prevas AB Series B	16,000	45,346
*	Pricer AB Series B	1,711,500	240,089
*	Proact It Group AB	29,000	100,624
* #	Proffice AB	215,400	520,551
	Profilgruppen AB	16,300	185,225
	Protect Data AB	53,100	772,841
	Q-Med AB	159,200	2,076,238
* #	Readsoft AB Series B	48,800	163,901
	Rederi AB Transatlantic Series B	95,600	458,064
#	Rottneros Bruk AB	425,600	356,969
	Salus Ansvar AB Series B	38,900	159,010
	Sardus AB	11,200	127,738
*	Scribona AB Series A	40,100	101,967
*	Scribona AB Series B	126,300	341,664
*	Semcon AB	39,900	315,906
	Sigma AB Series B	25,800	42,073
*	Sintercast AB	11,800	135,717
	Skanditek Industrifoervaltnings AB	156,975	836,645
	Skistar AB	94,800	1,328,850
	Studsvik AB	21,900	628,839
*	SWECO AB	36,800	1,006,296
* #	Switchcore AB	185,784	11,318
*	Teleca AB Series B	157,200	811,610
*	Telelogic AB	777,200	1,724,052
* #	Teligent AB	55,700	118,129
*	Ticket Travel Group AB	41,152	105,566
	Trelleborg AB Series B	230,400	3,929,481
	TV 4 AB Series A	23,000	672,840
	Uniflex AB Series B	3,630	37,034
	VBG AB Series B	1,084	13,846
*	Vitrolife AB	41,500	142,661
*	Wedins Skor & Accessoarer AB	113,400	163,205
	Westergyllen AB Series B	9,400	96,737
	Wihlborgs Fastigheter AB	65,658	1,129,561
	Wilh. Sonesson AB Series A	4,160	15,665
	Wilh. Sonesson AB Series B	4,160	14,953
#	WM-data AB Series B	1,005,800	3,098,038
	Xponcard Group AB	7,300	150,073
TOTAL COMMON STOCKS			128,587,365

25

RIGHTS/WARRANTS — (0.0%)
*	Angpanneforeningen AB Rights 08/08/06	38,800	40,435
*	Ortivus AB Rights 07/04/06	32,007	889
TOTAL RIGHTS/WARRANTS			41,324

TOTAL — SWEDEN			128,628,689

SWITZERLAND — (14.2%)
COMMON STOCKS — (14.2%)
*	4M Technologies Holding SA	18,445	52,865
	A. Hiestad Holding AG	1,426	1,513,994
*	Actelion, Ltd.	51,203	5,158,828
	AFG Arbonia-Forster Holding AG	3,840	1,217,520
	Agie Charmilles Holding AG	9,276	1,045,152
	Allreal Holding AG	28,047	2,890,733
	Also Holding AG	16,678	779,222
*	Amazys Holding AG	9,413	786,625
	Ascom Holding AG	92,504	967,009
	Bachem AG	26,438	1,530,263
	Baloise-Holding AG	43,500	3,338,860
	Bank Coop AG	31,715	2,021,628
	Bank Sarasin & Cie Series B	1,778	4,679,411
	Banque Cantonale de Geneve	1,929	326,789
	Banque Cantonale du Jura	450	156,098
	Banque Cantonale Vaudoise	11,113	3,801,272
	Banque Privee Edmond de Rothschild SA	161	2,885,065
	Barry Callebaut AG	10,927	4,611,349
	Basellandschaftliche Kantonalbank	600	509,660
	Basler Kantonalbank	5,250	472,225
	Belimo Holdings AG	1,884	1,375,460
	Berner Kantonalbank	24,990	4,174,340
	Bobst Group AG	36,682	1,612,157
	Bossard Holding AG	8,467	552,501
	Bucher Industries AG	33,989	2,752,571
	BVZ (Brig Visp Zermatt) Holding AG	580	150,370
	Calida Holding AG	396	152,227
*	Card Guard AG	32,013	137,419
	Carlo Gavazzi Holding AG	1,065	185,315
*	Charles Voegele Holding AG	29,471	2,130,471
	Clariant AG	599,053	8,481,523
	Compagnie Financiere Tradition	5,202	604,272
	Compagnie vaudoise d’electricite	2,330	2,596,233
	Converium Holding AG	546,150	5,969,499
	Conzzeta Holdings AG	1,415	2,314,809
*	COS Computer Systems AG	4,391	75,212
*	Crealogix Holding AG	3,388	232,536
	Daetwyler Holding AG	348	1,307,019
	Edipresse SA	1,489	688,005
	Eichhof Holding AG	458	585,935
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	2,486,515
*	ELMA Electronic AG	472	109,869
	Emmi AG	12,767	1,519,201
	Ems-Chemie Holding AG	31,716	3,448,041
	Energie Electrique du Simplon SA	350	175,290
	Energiedienst Holding AG	8,265	3,323,146
*	Escor Casino & Entertainment AG	2,010	41,111

26

#	Feintol International Holding AG	1,601	409,952
*	Fischer (Georg) AG	11,518	4,933,163
	Flughafen Zuerich AG	7,547	1,648,501
*	Forbo Holding AG, Eglisau	5,990	1,547,921
	Fuchs Petrolub AG	18,009	890,768
	Galenica Holding AG	15,936	3,210,933
	Getaz Romang Holding SA	1,280	689,433
*	Golay-Buchel Holding SA	40	49,025
	Gurit Holding AG	1,326	744,523
	Helvetia Patria Holding	12,833	3,373,819
	Hexagon AB Series B	27,240	969,005
*	Implenia AG	49,554	1,023,466
	Industrieholding Cham AG	1,704	529,187
	Interroll-Holding SA	2,475	626,968
	Intershop Holding AG	3,444	729,567
*	IsoTis SA	251,843	340,303
	Jelmoli Holding AG	1,521	2,803,658
	Jelmoli Holding AG	2,835	1,038,849
	Kaba Holding AG	8,442	2,065,380
*	Kardex AG	17,133	749,439
	Komax Holding AG	9,005	802,864
#	Kudelski SA	106,944	2,578,704
	Kuoni Reisen Holding AG	13,794	7,730,059
*	Lem Holdings SA	3,651	503,332
*	Logitech International SA	123,595	4,777,946
	Lonza Group AG	127,723	8,743,028
*	Luzerner Kantonalbank	15,096	3,199,831
*	Medisize Holding AG	13,260	911,079
	Metraux Services SA	1,853	302,059
#	Micronas Semiconductor Holding AG	78,808	2,123,858
*	Mikron Holding AG	43,452	467,944
	Mobilezone Holding AG	115,610	643,534
*	Moevenpick-Holding AG	1,320	374,924
*	Nextrom Holding SA	1,409	11,336
	Orell Fuessli Holding AG	5,076	589,166
	OZ Holding AG	10,374	782,655
*	Parco Industriale e Immobiliare SA	600	1,718
	Phoenix Mecano AG	3,041	1,121,009
	Phonak Holding AG	133,842	8,360,837
	PSP Swiss Property AG	148,025	7,646,481
	PubliGroupe SA	5,993	2,003,714
	Rieters Holdings AG	14,921	5,730,357
	Saurer AG	54,628	4,151,649
*	Schaffner Holding AG	1,830	236,282
	Schweiter Technology AG	4,193	1,021,495
	Schweizerhall Holding AG	8,648	806,904
#	Schweizerische National Versicherungs Gesellschaft	1,826	1,017,523
*	SEZ Holding AG	51,903	1,327,017
	SIA Abrasives Holding AG	2,381	739,461
	Siegfried Holding AG	8,560	1,214,734
	Sig Holding AG	20,338	4,472,122
*	Sihl	150	368
*	Sika AG	8,623	9,570,904
	Societa Elettrica Sopracenerina SA	2,409	474,884
	Societe Generale d’Affichage	5,872	884,845
	St. Galler Kantonalbank	9,217	3,160,090
	Sulzer AG	14,002	10,487,102
	Swiss Prime Site AG	81,434	4,193,831

27

	Swissfirst AG	27,315	2,324,730
* #	Swisslog Holding AG	798,972	820,700
	Swissquote Group Holding SA	4,122	994,792
	Tamedia AG	10,064	977,927
	Tecan Group AG	37,666	2,026,892
*	Temenos Group AG	103,548	950,407
*	Tornos SA	38,028	354,061
*	UMS Schweizerische Metallwerke Holding AG	17,585	239,210
* #	Unaxis Holding AG	27,910	7,748,337
*	Unilabs SA	23,874	676,519
	Valiant Holding AG	60,231	6,597,170
	Valora Holding AG	10,927	2,364,898
	Vaudoise Assurances Holdings	3,233	452,877
	Villars Holding SA	150	57,666
*	Von Roll Holding AG	379,814	739,818
	Vontobel Holdings AG	109,967	3,849,440
	Walliser Kantonalbank	1,457	584,308
	WMH Walter Meier Holding AG	4,878	494,736
	Zehnder Holding AG	786	1,219,526
	Zueblin Immobilien Holding AG	78,908	732,320
	Zuger Kantonalbank	590	1,756,009
TOTAL COMMON STOCKS			253,427,464

PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	18,009	939,651

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	15,622

TOTAL — SWITZERLAND			254,382,737

TEMPORARY CASH INVESTMENTS — (15.6%)
@	Repurchase Agreement, Deutsche Bank Securities 5.25%, 07/03/06 (Collateralized by $28,545,108 FNMA 5.986%(r), 12/01/27 & 5.669%(r), 03/01/36, valued at $11,325,436) to be repurchased at $11,108,226	11,103	11,103,368

	Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $19,635,000 FHLMC 4.00%, 09/22/09, valued at $18,923,231) to be repurchased at $18,650,799	18,643	18,643,000
@	Repurchase Agreement, UBS Warburg LLC 5.25%, 07/03/06 (Collateralized by $349,938,748 FHLMC, rates ranging from 5.00% to 6.00%, maturities ranging from 08/01/18 to 06/01/36 & FNMA, rates ranging from 4.00% to 11.00%, maturities ranging from 09/01/18 to 01/01/36, valued at $255,000,726) to be repurchased at $250,109,375	250,000	250,000,000
TOTAL TEMPORARY CASH INVESTMENTS			279,746,368

TOTAL INVESTMENTS - (100.0%)
(Cost $1,301,371,597)			$1,790,490,322

See accompanying Notes to Financial Statements.

28

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

COMMON STOCKS — (76.3%)
Industrials — (22.1%)
# *	A&A Material Corp.	164,000	$352,840
#	Advan Co., Ltd.	62,300	918,916
#	ADVANEX, Inc.	78,000	280,903
	Aica Kogyo Co., Ltd.	181,000	2,229,508
#	Aichi Corp.	202,200	1,644,773
	Aida Engineering, Ltd.	113,000	865,311
	Airport Facilities Co., Ltd.	120,970	698,413
	Airtech Japan, Ltd.	12,100	114,855
	Alps Logistics Co., Ltd.	41,700	820,534
#	Altech Co., Ltd.	14,000	97,990
	Altech Corp.	17,050	214,880
	Amano Corp.	184,000	2,941,600
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	542,684
	Ando Corp.	206,000	586,859
	Anest Iwata Corp.	100,000	451,306
*	Arai-Gumi, Ltd.	34,450	65,244
	Asahi Diamond Industrial Co., Ltd.	178,000	1,423,503
	Asahi Kogyosha Co., Ltd.	78,000	329,064
	Asahi Pretec Corp.	60,400	1,420,881
# *	Asahi Tec Corp.	118,000	313,503
	Asanuma Corp.	162,000	452,069
	Asia Air Survey Co., Ltd.	17,000	81,853
	Asia Securities Printing Co., Ltd.	44,000	707,854
	Asunaro Construction, Ltd.	116,000	1,000,317
	Ataka Construction & Engineering Co., Ltd.	44,000	182,085
	Bando Chemical Industries, Ltd.	269,000	1,158,867
	Biken Techno Corp.	4,200	37,544
#	BSL Corp.	475,354	1,016,383
	Bunka Shutter Co., Ltd.	171,000	929,963
	Central Security Patrols Co., Ltd.	31,400	242,253
	Chudenko Corp.	73,000	1,160,019
	Chugai Ro Co., Ltd.	235,000	783,631
#	Chuo Denki Kogyo Co., Ltd.	54,000	244,912
#	CKD Corp.	166,000	1,872,228
	Commuture Corp.	112,202	1,069,515
#	Cosel Co., Ltd.	53,500	1,650,749
	CTI Engineering Co., Ltd.	38,200	357,060
	Dai-Dan Co., Ltd.	106,000	716,814
#	Daihen Corp.	328,000	1,409,722
	Daiho Corp.	164,000	412,577
	Dai-Ichi Jitsugyo Co., Ltd.	141,000	606,327
	Daimei Telecom Engineering Corp.	100,000	1,132,307
	Daiseki Co., Ltd.	65,900	1,173,659
*	Daisue Construction Co., Ltd.	242,500	279,040
#	Daiwa Industries, Ltd.	119,000	801,354
	Danto Corp.	62,000	218,798
#	Densei-Lambda KK	42,584	570,893
	Denyo Co., Ltd.	66,000	793,059
	DMW Corp.	1,600	64,059
#	Eneserve Corp.	69,800	1,609,936
# *	Enshu, Ltd.	128,000	406,623
# *	Fudo Construction Co., Ltd.	407,200	693,830
*	Fuji Electric Construction Co., Ltd.	17,000	38,864
*	Fujita Corp.	76,410	702,761
	Fujitec Co., Ltd.	242,000	1,321,718
	Fujitsu Devices, Inc.	59,000	755,978
	Fukuda Corp.	113,000	672,068
	Fukusima Industries Corp.	20,000	277,942

1

# *	Furukawa Co., Ltd.	1,006,000	2,524,795
	Furusato Industries, Ltd.	41,000	782,144
	Goodwill Group, Inc.	2	3,746
# *	GS Yuasa Corp.	925,000	2,281,572
	Hakuyosha Co., Ltd.	57,000	176,640
	Haltec Corp.	32,000	65,555
*	Hamai Co., Ltd.	60,000	138,114
	Hanwa Co., Ltd.	562,000	2,079,876
*	Hazama Corp.	209,700	613,173
	Hibiya Engineering, Ltd.	96,000	786,036
#	Hisaka Works, Ltd.	41,000	615,332
#	Hitachi Kiden Kogyo, Ltd.	27,000	153,566
	Hitachi Metals Techno, Ltd.	13,000	59,463
	Hitachi Plant Engineering & Construction Co., Ltd.	302,000	1,901,001
	Hitachi Tool Engineering, Ltd.	65,000	1,068,639
	Hitachi Transport System, Ltd.	210,000	2,075,987
# *	Hitachi Zosen Corp.	1,307,500	2,207,849
	Hokuriku Electrical Construction Co., Ltd.	36,000	155,113
#	Hosokawa Micron Corp.	93,000	733,041
# *	Howa Machinery, Ltd.	300,000	570,768
*	Ichiken Co., Ltd.	48,000	133,671
	Iino Kaiun Kaisha, Ltd.	283,000	2,473,202
	i-Logistics Corp.	91,000	302,908
	Inaba Denki Sangyo Co., Ltd.	64,000	2,028,779
	Inabata and Co., Ltd., Osaka	159,000	1,483,927
*	Inoue Kogyo Co., Ltd.	202,000	171,792
	Inui Steamship Co., Ltd.	68,000	289,675
#	Iseki & Co., Ltd.	585,000	1,770,685
# *	Ishikawa Seisakusho, Ltd.	75,000	130,535
	Ishikawajima Construction Materials Co., Ltd.	18,000	54,174
	Ishikawajima Transport Machinery Co., Ltd.	43,000	135,778
	Itoki Crebio Corp.	130,000	1,212,817
#	Iwasaki Electric Co., Ltd.	183,000	609,965
#	Iwatani International Corp.	636,000	2,081,866
# *	J Bridge Corp.	144,000	2,130,454
#	Jalux, Inc.	31,200	522,390
	Jamco Corp.	61,000	730,300
	Japan Airport Terminal Co., Ltd.	243,700	2,140,575
*	Japan Bridge Corp.	31,000	41,003
#	Japan Cash Machine Co., Ltd.	76,115	1,455,389
	Japan Foundation Engineering Co., Ltd.	62,000	342,651
	Japan Maintenance Co., Ltd.	50,300	577,473
#	Japan Pulp and Paper Co., Ltd.	371,000	1,243,610
	Japan Servo Co., Ltd.	51,000	144,102
	Japan Steel Tower Co., Ltd.	44,000	271,494
	Japan Steel Works, Ltd.	846,000	3,830,379
#	Japan Transcity Corp.	164,000	816,639
*	JFE Shoji Holdings, Inc.	615,000	2,975,323
# *	Kamagai Gumi Co., Ltd.	340,800	1,366,170
	Kamei Corp.	89,000	992,316
	Kanaden Corp.	70,000	456,016
	Kanagawa Chuo Kotsu Co., Ltd.	150,000	739,443
	Kanamoto Co., Ltd.	66,000	389,341
# *	Kanematsu Corp.	1,035,500	2,164,430
# *	Kanematsu-NNK Corp.	60,000	115,938
#	Katakura Industries Co., Ltd.	87,000	1,666,403
	Kato Works Co., Ltd.	140,000	505,083
	Kawada Industries, Inc.	102,000	263,378
	Kawasho Gecoss Corp.	90,600	555,440
#	Keihin Co., Ltd.	178,000	686,126
*	Kimmon Manufacturing Co., Ltd.	76,000	213,294
# *	Kimura Chemical Plants Co., Ltd.	27,000	108,007
#	Kinki Sharyo Co., Ltd., Nagaokakyo	150,000	543,850
*	Kinsho Corp.	21,000	69,957
	Kintetsu World Express, Inc.	85,700	1,843,312
	Kioritz Corp.	143,000	450,957
	Kitagawa Iron Works Co., Ltd.	203,000	507,338
	Kitano Construction Corp.	196,000	632,154
	Kitazawa Sangyo Co., Ltd.	17,500	55,667

2

	Kitz Corp.	306,000	2,120,420
	Kodensha Co., Ltd.	14,000	47,309
	Koike Sanso Kogyo Co., Ltd.	104,000	371,335
	Koito Industries, Ltd.	92,000	521,877
*	Kokusai Kogyo Co., Ltd.	88,000	411,738
	Komai Tekko, Inc.	74,000	268,310
	Kondotec, Inc.	30,000	316,119
	Kosaido Co., Ltd.	55,700	449,450
	Kuroda Electric Co., Ltd.	81,900	1,287,030
	Kyodo Printing Co., Ltd.	240,000	1,045,702
#	Kyoei Sangyo Co., Ltd.	44,000	140,229
	Kyokuto Boeki Kaisha, Ltd.	63,000	223,374
	Kyokuto Kaihatsu Kogyo Co., Ltd.	101,100	917,495
#	Kyosan Electric Manufacturing Co., Ltd.	136,000	473,520
	Kyowa Exeo Corp.	201,000	2,186,680
	Kyudenko Corp.	200,000	1,296,714
	Link Consulting Associates - Japan Corp.	24,300	85,681
*	Lonseal Corp.	99,000	198,486
	Maeda Corp.	358,000	2,343,854
	Maeda Road Construction Co., Ltd.	239,000	1,676,637
	Maezawa Industries, Inc.	59,300	469,011
	Maezawa Kaisei Industries Co., Ltd.	37,300	616,716
#	Makino Milling Machine Co., Ltd.	253,000	2,308,995
	Marubeni Construction Material Lease Co., Ltd.	54,000	152,938
	Maruwn Corp.	44,000	144,842
#	Maruyama Manufacturing Co., Inc.	108,000	396,258
	Maruzen Showa Unyu Co., Ltd.	236,000	929,834
	Matsuda Sangyo Co., Ltd.	53,000	791,341
	Matsui Construction Co., Ltd.	61,600	302,580
# *	Matsuo Bridge Co., Ltd.	37,000	64,582
	Max Co., Ltd.	139,000	1,638,486
#	Meidensha Corp.	626,050	1,985,409
# *	Meiji Machine Co., Ltd.	90,000	113,541
#	Meiji Shipping Co., Ltd.	85,000	363,129
*	Meisei Industrial Co., Ltd.	29,000	167,009
	Meito Transportation Co., Ltd.	22,000	173,774
# *	Meiwa Trading Co., Ltd.	119,000	559,060
	Mirai Group Co., Ltd.	49,000	118,196
# *	Mitsubishi Cable Industries, Ltd.	478,000	1,010,312
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	510,239
#	Mitsubishi Pencil Co., Ltd.	77,000	908,453
	Mitsuboshi Belting, Ltd.	213,000	1,416,890
# *	Mitsui Matsushima Co., Ltd.	191,000	356,363
#	Mitsui-Soko Co., Ltd.	339,000	1,726,902
	Mitsumura Printing Co., Ltd.	73,000	380,802
	Miura Co., Ltd.	106,100	2,417,137
	Miura Printing Corp.	19,000	67,598
#	Miyaji Engineering Group	148,000	297,195
*	Mori Denki Mfg. Co., Ltd.	326,000	172,016
	Mori Seiki Co., Ltd.	191,400	2,494,969
	Morita Corp.	100,000	619,477
	Moshi Moshi Hotline, Inc.	14,400	1,409,559
	Mystar Engineering Corp.	15,600	89,049
	Nabtesco Corp.	309,000	3,444,838
	NAC Co., Ltd.	25,100	354,521
	Nachi-Fujikoshi Corp.	604,000	2,923,102
# *	Nakano Corp.	49,000	126,328
	NEC System Integration & Construction, Ltd.	108,500	1,313,885
	Nichias Corp.	320,000	1,835,325
	Nichiban Co., Ltd.	75,000	287,453
	Nichiha Corp.	92,480	1,359,006
# *	Nihon Spindle Manufacturing Co., Ltd.	56,000	134,135
	Nikkiso Co., Ltd.	186,000	1,386,766
	Nikko Co., Ltd., Akashi	98,000	320,925
#	Nippei Toyama Corp.	118,000	877,130
	Nippo Corp.	291,000	2,156,574
	Nippon Carbon Co., Ltd.	299,000	737,447
	Nippon Chutetsukan KK	44,000	94,507
# *	Nippon Conveyor Co., Ltd.	168,000	250,264

3

	Nippon Densetsu Kogyo Co., Ltd.	162,000	912,642
	Nippon Denwa Shisetu Co., Ltd.	144,000	520,479
	Nippon Hume Corp.	60,000	230,242
#	Nippon Jogesuido Sekkei Co., Ltd.	175	253,870
#	Nippon Kanzai Co., Ltd.	49,300	1,375,363
	Nippon Koei Co., Ltd., Tokyo	190,000	762,225
	Nippon Konpo Unyu Soko Co., Ltd.	193,000	2,410,432
	Nippon Road Co., Ltd.	208,000	515,821
	Nippon Seisen Co., Ltd.	57,000	248,497
	Nippon Sharyo, Ltd.	365,000	914,706
	Nippon Signal Co., Ltd.	157,000	1,175,781
#	Nippon Thompson Co., Ltd.	185,000	1,585,313
	Nippon Tungsten Co., Ltd.	44,000	169,307
#	Nippon Yusoki Co., Ltd.	71,000	447,091
#	Nishimatsu Construction Co., Ltd.	238,000	998,199
	Nishishiba Electric Co., Ltd.	73,000	160,442
	Nissan Diesel Motor Co., Ltd.	64,000	396,371
	Nissei Corp.	79,600	968,556
	Nissei Plastic Industrial Co., Ltd.	46,000	452,617
	Nissha Printing Co., Ltd.	115,000	2,822,239
#	Nisshin Fudosan Co., Ltd.	49,300	666,894
	Nissin Corp.	248,000	831,833
	Nissin Electric Co., Ltd.	264,000	1,272,950
	Nitchitsu Co., Ltd.	14,000	37,779
	Nitta Corp.	72,900	969,788
#	Nitto Boseki Co., Ltd.	651,000	1,542,822
	Nitto Electric Works, Ltd.	116,500	1,889,825
	Nitto Kohki Co., Ltd.	58,500	1,275,507
	Nitto Seiko Co., Ltd.	80,000	354,154
*	Nittoc Construction Co., Ltd.	61,000	118,019
#	Nittyu Co., Ltd.	7,437	1,099,885
#	Nomura Co., Ltd.	138,000	788,259
#	Noritz Corp.	131,800	2,173,241
	Obayashi Road Corp.	106,000	256,219
	Odakyu Construction Co., Ltd.	29,000	84,775
*	Ohmori Co., Ltd.	18,400	11,854
	Oiles Corp.	59,160	1,258,705
#	Okabe Co., Ltd.	92,000	338,330
*	Okamoto Machine Tool Works, Ltd.	101,000	399,612
#	Okamura Corp.	290,000	2,166,264
#	Oki Electric Cable Co., Ltd.	76,000	250,593
*	OKK Corp.	178,000	677,935
	Okuma Corp.	359,640	3,222,882
	O-M, Ltd.	46,000	154,948
	Onoken Co., Ltd.	49,000	765,062
	Organo Corp.	140,000	851,558
	Oriental Construction Co., Ltd.	51,900	251,390
	Original Engineering Consultants Co., Ltd.	9,000	45,367
	Oyo Corp.	80,300	822,445
	P.S. Mitsubishi Construction Co., Ltd.	58,300	242,762
# *	Pasco Corp.	180,500	436,129
#	Pasona, Inc.	1,069	2,481,256
#	Patlite Corp.	21,340	266,998
*	Patlite Corp. Issue 05 When Issued	21,340	266,998
# *	Penta-Ocean Construction Co., Ltd.	1,187,000	2,306,580
# *	PIA Corp.	17,200	312,399
	Pilot Corp.	91	431,748
	Raito Kogyo Co., Ltd.	138,100	551,490
#	Rasa Industries, Ltd.	181,000	659,786
	Rheon Automatic Machinery Co., Ltd.	40,000	140,814
	Riken Electric Wire Co., Ltd.	20,000	40,962
	Ryobi, Ltd.	447,000	2,728,525
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	163,241
# *	Sailor Pen Co., Ltd.	74,000	142,030
#	Sakai Heavy Industries, Ltd.	96,000	296,695
*	Sakurada Co., Ltd.	83,000	112,650
#	Sanix, Inc.	86,800	533,829
	Sanki Engineering Co., Ltd.	186,000	1,486,855
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	120,699

4

	Sankyo-Tateyama Holdings, Inc.	855,000	2,059,047
#	Sankyu, Inc., Tokyo	730,000	3,304,006
	Sanritsu Corp.	5,400	61,281
	Sanyo Denki Co., Ltd.	144,000	794,852
	Sanyo Engineering & Construction, Inc.	48,000	324,187
	Sanyo Industries, Ltd., Tokyo	72,000	198,666
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	362,000	802,175
*	Sata Construction Co., Ltd., Gumma	130,000	192,981
#	Sato Corp.	83,500	1,763,286
	Sato Shoji Corp.	52,000	743,145
	Sawafuji Electric Co., Ltd.	31,000	98,222
	Secom Joshinetsu Co., Ltd.	29,200	629,596
	Secom Techno Service Co., Ltd.	32,500	1,253,507
	Seibu Electric Industry Co., Ltd.	46,000	284,263
	Seika Corp.	179,000	427,940
*	Seikitokyu Kogyo Co., Ltd.	251,000	307,607
	Sekisui Jushi Co., Ltd.	112,000	859,795
	Senko Co., Ltd.	279,000	992,963
	Senshu Electric Co., Ltd.	21,300	448,033
#	Shibaura Mechatronics Corp.	120,000	1,187,236
	Shibusawa Warehouse Co., Ltd.	170,000	721,234
	Shibuya Kogyo Co., Ltd.	66,800	624,693
#	Shima Seiki Manufacturing Co., Ltd.	98,300	2,647,611
	Shin Nippon Air Technologies Co., Ltd.	52,680	384,047
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	543,820
#	Shinko Electric Co., Ltd.	376,000	1,097,386
#	Shin-Kobe Electric Machinery Co., Ltd.	117,000	612,481
	Shinmaywa Industries, Ltd.	311,000	1,778,752
#	Shinsho Corp.	219,000	684,437
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,187,145
*	Shiraishi Corp.	25,000	50,989
	Sho-Bond Corp.	69,300	767,427
#	Shoko Co., Ltd.	234,000	471,334
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	512,000	863,450
	Showa Mining Co., Ltd.	88,000	244,776
	Sintokogio, Ltd., Nagoya	143,000	1,633,613
	Soda Nikka Co., Ltd.	58,000	254,914
	Sodick Co., Ltd.	121,000	1,862,394
	Space Co., Ltd.	33,180	468,228
	Subaru Enterprise Co., Ltd.	36,000	125,933
	Sugimoto & Co., Ltd.	20,500	294,429
*	Sumitomo Coal Mining Co., Ltd.	356,500	480,467
	Sumitomo Densetsu Co., Ltd.	69,800	276,094
# *	Sumitomo Mitsui Construction Co., Ltd.	151,560	1,056,955
	Sumitomo Precision Products Co., Ltd., Amagasaki City	109,000	704,578
	Sumitomo Warehouse Co., Ltd.	311,000	2,298,760
	Sun Wave Corp.	96,000	309,619
#	Tadano, Ltd.	335,000	2,460,679
	Taihei Dengyo Kaisha, Ltd.	97,000	734,801
*	Taihei Kogyo Co., Ltd.	180,000	598,239
*	Taiheiyo Kouhatsu, Inc.	142,000	249,399
	Taiho Kogyo Co., Ltd.	67,100	759,402
	Taikisha, Ltd.	97,000	1,529,909
	Taisei Rotec Corp.	185,000	420,453
	Takada Kiko Co., Ltd.	44,000	230,732
#	Takamatsu Corp.	50,300	2,261,456
	Takano Co., Ltd.	34,400	662,722
#	Takaoka Electric Manufacturing Co., Ltd., Tokyo	250,000	589,439
	Takara Printing Co., Ltd.	23,550	248,266
	Takara Standard Co., Ltd.	418,000	2,506,227
	Takasago Thermal Engineering Co., Ltd.	218,000	1,657,472
#	Takashima & Co., Ltd.	90,000	218,965
	Takigami Steel Construction Co., Ltd.	50,000	329,304
	Takuma Co., Ltd.	227,000	1,683,921
	Tanseisha Co., Ltd.	41,000	165,292
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	484,026
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	439,075
	Techno Ryowa, Ltd.	38,200	288,821

5

	Tekken Corp.	393,000	790,421
	Teraoka Seisakusho Co., Ltd.	37,000	317,574
	Tetra Co., Ltd., Tokyo	64,000	227,116
	Toa Corp.	511,000	1,053,418
#	Toa Doro Kogyo Co., Ltd.	110,000	373,447
# *	Tobishima Corp.	447,500	710,919
	Tocalo Co., Ltd.	39,000	1,311,118
	Todentu Corp.	84,000	300,855
	Toenec Corp.	242,000	1,034,192
	Tohoku Telecommunications Construction Co., Ltd.	42,000	321,899
	Tokai Konetsu Kogyo Co., Ltd.	32,000	129,540
*	Tokai Lease Co., Ltd.	29,000	75,792
	Tokimec, Inc.	205,000	507,216
	Toko Electric Corp.	72,000	371,988
	Tokyo Biso Kogyo Corp.	19,000	221,320
	Tokyo Energy & Systems, Inc.	91,000	752,647
	Tokyo Kikai Seisakusho, Ltd.	193,000	679,184
	Tokyo Leasing Co., Ltd.	165,200	2,766,406
	Tokyo Sangyo Co., Ltd.	65,000	254,211
	Toli Corp.	173,000	567,444
	Tomoe Corp.	84,000	364,923
	Tonami Transportation Co., Ltd.	240,000	701,353
	Torishima Pump Manufacturing Co., Ltd., Osaka	62,000	458,651
	Toshiba Machine Co., Ltd.	366,000	3,256,933
	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,351,050
	Tosho Printing Co., Ltd.	156,000	678,453
	Totetsu Kogyo Co., Ltd.	73,000	379,576
	Toyo Bussan Co., Ltd.	36,300	371,584
# *	Toyo Construction Co., Ltd.	644,000	1,063,701
#	Toyo Electric Co., Ltd.	94,000	468,834
#	Toyo Engineering Corp.	473,000	2,230,910
*	Toyo Shutter Co., Ltd.	77,000	118,879
#	Toyo Wharf & Warehouse Co., Ltd.	182,000	436,847
	Trusco Nakayama Corp.	86,000	2,005,430
	Tsubaki Nakashima Co., Ltd.	130,000	2,125,772
	Tsubakimoto Chain Co.	435,000	2,813,591
	Tsubakimoto Kogyo Co., Ltd.	66,000	228,315
#	Tsudakoma Corp.	164,000	384,450
	Tsugami Corp.	220,000	1,581,553
#	Tsukishima Kikai Co., Ltd.	115,000	988,495
	Tsurumi Manufacturing Co., Ltd.	61,000	633,378
	Tsuzuki Denki Co., Ltd.	58,000	258,905
	Uchida Yoko Co., Ltd.	123,000	790,069
	Ueki Corp.	47,000	115,967
	UFJ Central Leasing Co., Ltd.	53,000	2,607,517
#	Union Tool Co.	56,100	2,185,853
	Utoc Corp.	68,000	191,936
# *	Venture Link Co., Ltd.	308,600	1,024,128
	Wakachiku Construction Co., Ltd.	303,000	707,923
	Weathernews, Inc.	15,800	98,951
#	Yahagi Construction Co., Ltd.	90,000	523,705
#	Yamato Corp.	50,000	205,662
	Yamaura Corp.	40,500	130,994
#	Yamazen Co., Ltd.	229,000	1,524,291
	Yasuda Warehouse Co., Ltd.	74,000	647,353
	Yokogawa Bridge Corp.	98,400	572,647
	Yondenko Corp.	98,800	579,189
# *	Yuasa Trading Co., Ltd.	555,000	1,204,166
	Yuken Kogyo Co., Ltd.	83,000	245,355
	Yurtec Corp.	202,000	1,163,199
#	Yushin Precision Equipment Co., Ltd.	36,240	583,505
# *	Z- Plus Holdings Co., Ltd.	52,000	168,215
Total Industrials			330,752,015

Consumer Discretionary — (17.0%)
#	ABILIT Corp.	45,000	1,406,576
	Aeon Fantasy Co., Ltd.	31,300	758,596
#	Ahresty Corp.	41,300	858,713
	Aichi Machine Industry Co., Ltd.	216,000	870,442

6

	Aigan Co., Ltd.	50,600	423,939
#	Aisan Industry Co., Ltd.	143,400	1,451,863
#	Akebono Brake Industry Co., Ltd.	285,000	2,328,834
	Akindo Sushiro Co., Ltd.	10,300	278,759
	Alpine Electronics, Inc.	162,500	2,184,631
#	Anrakutei Co., Ltd.	39,000	254,268
	AOI Advertising Promotion, Inc.	21,000	185,723
	Aoki International Co., Ltd.	117,100	1,920,295
	Araya Industrial Co., Ltd.	112,000	299,588
	Ashimori Industry Co., Ltd.	147,000	396,711
	Asics Trading Co., Ltd.	12,000	158,460
# *	Atom Corp.	44,300	226,726
	Atsugi Co., Ltd.	509,000	883,553
	Aucnet, Inc.	23,600	455,988
#	Autoseven Co., Inc.	14,600	221,795
#	Avex, Inc.	112,900	2,654,782
#	Banpresto Co., Ltd.	28,900	773,178
#	Belluna Co., Ltd.	65,130	2,231,565
#	Best Denki Co., Ltd.	325,000	1,445,325
# *	Bookoff Corp.	48,000	1,013,719
	Cabin Co., Ltd.	103,000	389,621
# *	Catena Corp.	46,000	209,840
# *	Cecile Co., Ltd.	102,600	855,372
	Chiyoda Co., Ltd.	107,800	2,246,220
	Chofu Seisakusho Co., Ltd.	54,500	1,197,451
# *	Chori Co., Ltd.	405,000	972,238
#	Chuo Spring Co., Ltd., Nagoya	153,000	690,688
	Chuo Woollen Mills, Ltd.	24,000	76,276
# *	Clarion Co., Ltd.	718,000	1,296,318
	Cleanup Corp.	114,000	1,017,839
	Colowide Co., Ltd.	69,500	869,197
# *	Columbia Music Entertainment, Inc.	409,000	456,893
#	Copal Co., Ltd.	142,300	1,755,218
	Corona Corp.	75,700	1,257,695
*	Cross Plus, Inc.	16,200	343,187
#	Cybozu, Inc.	240	1,089,133
#	D&M Holdings, Inc.	212,000	659,206
#	Daido Kogyo Co., Ltd.	85,000	267,502
#	Daido Metal Co., Ltd.	106,000	939,124
#	Daidoh, Ltd.	106,000	1,227,043
	Daiki Co., Ltd.	49,900	585,333
	Daikoku Denki Co., Ltd.	38,000	954,644
*	Daikyo, Inc.	69,000	385,850
	Dainichi Co., Ltd.	37,700	407,960
	Daisyo Corp.	53,200	695,910
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	99,097
# *	Daiwa Seiko, Inc.	343,000	716,020
	Daiwabo Co., Ltd.	336,000	780,814
	Descente, Ltd.	190,000	922,291
*	Dia Kensetsu Co., Ltd.	207,500	438,012
#	Doshisha Co., Ltd.	45,700	948,405
#	Doutor Coffee Co., Ltd.	54,200	1,135,824
	Dynic Corp.	98,000	337,751
	Eagle Industry Co., Ltd.	105,000	786,322
# *	Econach Co., Ltd.	112,000	169,727
	Eikoh, Inc.	12,100	102,113
	Exedy Corp.	129,400	3,460,194
	F.D.C. Products, Inc.	31,119	644,328
	Fine Sinter Co., Ltd.	31,000	140,502
#	France Bed Holdings Co., Ltd.	581,000	1,511,979
#	Fuji Co., Ltd.	90,500	1,441,168
#	Fuji Corp, Ltd.	71,000	383,860
#	Fuji Kiko Co., Ltd.	128,000	450,100
#	Fuji Kyuko Co., Ltd.	281,000	1,000,455
*	Fuji Spinning Co., Ltd., Tokyo	251,000	416,704
	Fujikura Rubber, Ltd.	54,000	393,403
#	Fujita Kanko, Inc.	281,000	1,844,484
	Fujitsu Business Systems, Ltd.	69,200	1,028,370
# *	Fujitsu General, Ltd.	273,000	879,205

7

# *	Furukawa Battery Co., Ltd.	45,000	108,144
	Fuso Lexel, Inc.	35,500	325,331
#	Gakken Co., Ltd.	247,000	629,373
#	Genki Sushi Co., Ltd.	17,200	183,237
	Gigas K’s Denki Corp.	92,444	2,558,373
	Global-Dining, Inc.	6,200	50,630
# *	Goldwin, Inc.	117,000	363,057
	Gourmet Kineya Co., Ltd.	47,000	355,249
*	GSI Creos Corp.	120,000	247,894
	H.I.S. Co., Ltd.	86,000	1,846,743
	Happinet Corp.	29,900	796,283
	Haruyama Trading Co., Ltd.	40,900	557,294
	Himaraya Co., Ltd.	3,500	21,617
	Hitachi Powdered Metal Co., Ltd.	78,000	514,861
	Homac Corp.	97,100	1,618,297
	Horipro, Inc.	28,400	352,811
*	Ichida and Co., Ltd.	23,400	39,618
#	Ichikawa Co., Ltd.	63,000	259,226
#	Ichikoh Industries, Ltd.	202,000	602,821
#	Imasen Electric Industrial Co., Ltd.	23,500	196,848
#	Impact 21 Co., Ltd.	48,900	1,126,522
# *	Impress Corp.	771	457,247
	Inaba Seisa Kusho Co., Ltd.	43,400	722,950
	Ishizuka Glass Co., Ltd.	81,000	273,227
*	Izuhakone Railway Co., Ltd.	300	13,521
*	Izutsuya Co., Ltd.	245,000	399,560
*	Jac Holdings Co., Ltd.	526,800	816,675
*	Janome Sewing Machine Co., Ltd.	470,000	827,317
# *	Japan General Estate Co., Ltd.	61,800	911,654
#	Japan Kenzai Co., Ltd.	60,240	402,089
#	Japan Vilene Co., Ltd.	164,000	1,305,873
	Japan Wool Textile Co., Ltd.	224,000	1,842,793
	Jeans Mate Corp.	19,240	309,187
	Joban Kosan Co., Ltd.	193,000	352,262
	Joint Corp.	47,500	2,462,224
#	Joshin Denki Co., Ltd.	147,000	1,079,949
	Juel Verite Ohkubo Co., Ltd	24,000	83,635
	Juki Corp.	308,000	1,642,465
*	Jyomo Co., Ltd.	48,000	155,469
	Kabuki-Za Co., Ltd.	28,000	1,075,672
#	Kadokawa Holdings, Inc.	67,600	2,117,489
	Kahma Co., Ltd.	79,900	1,879,268
	Kanto Auto Works, Ltd.	180,600	2,670,203
	Kasai Kogyo Co., Ltd.	79,000	381,521
	Kato Sangyo Co., Ltd.	96,300	1,627,831
# *	Kawai Musical Instruments Manufacturing Co., Ltd.	144,000	370,849
# *	Kawashima Textile Manufacturers, Ltd.	175,000	406,337
#	Kayaba Industry Co., Ltd.	563,000	1,824,138
	Keiiyu Co., Ltd.	22,100	298,402
#	Keiyo Co., Ltd.	139,900	780,641
	Kentucky Fried Chicken Japan, Ltd.	55,000	962,608
#	Kenwood Corp.	945,000	1,758,699
#	Kinki Nippon Tourist Co., Ltd.	196,000	816,755
#	Kinugawa Rubber Industrial Co., Ltd.	139,000	311,479
#	Kisoji Co., Ltd.	59,300	957,188
	Koekisha Co., Ltd.	10,600	209,743
	Kohnan Shoji Co., Ltd.	58,900	860,377
#	Kojima Co., Ltd.	94,000	1,008,187
	Komatsu Seiren Co., Ltd.	91,000	432,738
	Konaka Co., Ltd.	56,200	770,474
#	Konami Sports Corp.	71,900	1,110,331
	Kurabo Industries, Ltd.	642,000	2,031,714
	Kuroganeya Co., Ltd.	14,000	58,262
#	Kyoritsu Maintenance Co., Ltd.	26,300	891,335
	Kyoto Kimono Yuzen Co., Ltd.	224	696,282
	Kyowa Leather Cloth Co., Ltd.	58,000	440,780
#	Laox Co., Ltd.	144,000	438,661
*	Look, Inc.	72,000	209,284
	Maezawa Kyuso Industries Co., Ltd.	39,200	709,932

8

*	Magara Construction Co., Ltd.	61,000	94,445
# *	Mamiya-Op Co., Ltd.	58,000	115,674
	Marche Corp.	10,700	89,361
	Mars Engineering Corp.	56,600	1,352,147
	Marubeni Telecom Co., Ltd.	117	129,586
	Maruei Department Store Co., Ltd.	72,000	207,023
# *	Maruzen Co., Ltd.	263,000	485,000
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	46,000	379,645
#	Matsuya Co., Ltd.	135,000	2,386,422
	Matsuya Foods Co., Ltd.	47,700	919,515
#	Matsuzakaya Co., Ltd.	445,077	3,604,909
	Meiwa Industry Co., Ltd.	21,000	94,638
#	Misawa Resort Co., Ltd.	120,000	548,178
	Mitsuba Corp.	114,690	1,216,872
	Mitsui Home Co., Ltd.	158,000	1,036,628
	Miyuki Keori Co., Ltd.	73,000	312,245
#	Mizuno Corp.	342,000	1,986,967
#	MOS Food Services, Inc.	79,000	1,078,036
#	MR Max Corp.	73,900	282,215
	Mutow Co., Ltd.	46,600	221,848
# *	Naigai Co., Ltd.	161,000	227,745
#	Nexyz Corp.	2,700	436,541
*	Nice Corp.	295,000	1,214,797
	Nichimo Co., Ltd.	54,000	142,228
	Nichimo Corp.	280,000	439,368
#	Nidec Tosok Corp.	54,600	743,629
	Nihon Eslead Corp.	38,748	1,017,160
	Nihon Tokushu Toryo Co., Ltd.	44,000	275,207
	Nikko Travel Co., Ltd.	12,200	64,976
	Nippon Felt Co., Ltd.	56,000	342,259
#	Nippon Piston Ring Co., Ltd.	205,000	680,723
	Nippon Restaurant System, Inc.	36,200	1,241,666
#	Nippon Seiki Co., Ltd.	156,000	2,696,201
	Nishimatsuya Chain Co., Ltd.	89,700	3,514,466
	Nissan Shatai Co., Ltd.	150,000	1,104,632
	Nissen Co., Ltd.	138,600	2,103,643
	Nissin Kogyo Co., Ltd.	54,600	2,553,266
#	Nittan Valve Co., Ltd.	58,000	666,554
	Nitto Seimo Co., Ltd.	32,000	84,167
	Noritake Co., Ltd.	404,000	2,329,398
#	Noritsu Koki Co., Ltd.	83,100	1,432,101
# *	Omikenshi Co., Ltd.	122,000	171,168
*	Orient Watch Co., Ltd.	12,000	4,107
	Pacific Industrial Co., Ltd.	135,000	793,361
#	PanaHome Corp.	408,000	2,601,805
	Parco Co., Ltd.	209,000	2,090,706
#	Pentax Corp.	315,000	1,847,943
	Piolax, Inc.	32,400	635,109
	Press Kogyo Co., Ltd.	309,000	1,415,787
# *	Renown D’urban Holdings, Inc.	93,800	1,040,397
#	Resorttrust, Inc.	95,640	3,000,781
	Rhythm Watch Co., Ltd.	344,000	642,663
	Right On Co., Ltd.	76,625	3,788,947
	Riken Corp.	271,000	1,785,065
#	Ringer Hut Co., Ltd.	46,400	509,673
	Roland Corp.	64,400	1,441,314
	Royal Co., Ltd.	107,000	1,439,197
#	Sagami Chain Co., Ltd.	52,000	436,878
	Sagami Co., Ltd.	66,000	228,288
	Sagami Rubber Industries Co., Ltd.	15,000	58,249
#	Saint Marc Co., Ltd.	28,300	1,753,727
#	Saizeriya Co., Ltd.	132,300	1,793,817
	Sakai Ovex Co., Ltd.	124,000	280,561
	Sanden Corp.	368,000	1,823,746
#	Sanei-International Co., Ltd.	38,100	1,658,280
	Sankyo Seiko Co., Ltd.	150,000	828,919
	Sanoh Industrial Co., Ltd.	85,000	639,564
# *	Sanrio Co., Ltd.	197,800	2,209,146
	Sanyo Shokai, Ltd.	349,000	2,829,302

9

	Seiko Corp.	298,407	1,511,126
#	Seiren Co., Ltd.	155,000	2,158,431
	Senshukai Co., Ltd.	119,000	1,181,913
	Shaddy Co., Ltd.	49,000	525,062
*	Shikibo, Ltd.	291,000	571,850
	Shinyei Kaisha	80,000	294,448
	Shiroki Co., Ltd.	196,000	634,050
	Shobunsha Publications, Inc.	42,800	684,495
#	Shochiku Co., Ltd.	277,000	2,287,248
	Showa Aircraft Industry Co., Ltd.	79,000	1,140,856
	Showa Corp.	39,500	658,453
*	Showa Rubber Co., Ltd.	156,000	118,225
*	Silver Ox, Inc.	30,000	66,948
# *	Silver Seiko, Ltd.	457,000	396,721
#	Simree Co., Ltd.	24,900	150,471
	SK Japan Co., Ltd.	8,250	54,332
	SNT Corp.	58,300	337,068
*	Sofmap Co., Ltd.	9,300	38,007
	Sotoh Co., Ltd.	12,000	175,615
	SPK Corp.	7,800	130,264
	Suminoe Textile Co., Ltd.	159,000	467,735
*	Suzutan Co., Ltd.	13,200	77,985
# *	SXL Corp.	206,000	369,430
	Tachikawa Corp.	43,800	321,579
	Tachi-S Co., Ltd.	88,140	871,070
*	Taka-Q Co., Ltd.	34,500	161,704
# *	Takara Co., Ltd.	224,000	760,483
	Tasaki Shinju Co., Ltd.	70,000	294,838
#	Taya Co., Ltd.	5,000	39,827
*	TDF Corp.	11,000	48,539
#	Tecmo, Ltd.	57,800	565,190
#	Teikoku Piston Ring Co., Ltd.	85,000	1,199,107
	Teikoku Sen-I Co., Ltd.	62,000	286,037
#	Ten Allied Co., Ltd.	50,000	209,517
	Tenma Corp.	79,600	1,433,238
	Tigers Polymer Corp.	40,000	252,346
*	Toabo Corp.	140,000	204,126
	Toei Co., Ltd.	373,000	2,377,694
*	Tohoku Misawa Homes Co., Ltd.	24,000	117,862
	Tohoku Pioneer Corp.	49,600	644,726
*	Tohto Suisan Co., Ltd.	80,000	207,986
# *	Tokai Kanko Co., Ltd.	618,000	358,231
	Tokai Senko KK, Nagoya	47,000	98,084
	Tokyo Dome Corp.	489,000	2,529,040
#	Tokyo Nissan Auto Sales Co., Ltd.	97,000	516,234
	Tokyo Soir Co., Ltd.	34,000	154,315
#	Tokyotokeiba Co., Ltd.	742,000	2,225,194
	Tokyu Recreation Corp.	63,000	356,855
#	Tomy Co., Ltd.	97,200	873,560
	Topre Corp.	136,000	1,223,575
# *	Tosco Co., Ltd.	59,000	236,729
	Totenko Co., Ltd.	35,000	100,783
#	Touei Housing Corp.	67,540	1,248,874
#	Toyo Radiator Co., Ltd.	186,000	1,013,525
	Toyo Tire & Rubber Co., Ltd.	541,000	2,665,557
	Tsukamoto Co., Ltd.	44,000	92,739
	Tsutsumi Jewelry Co., Ltd.	50,400	1,764,433
	Unitika, Ltd.	1,244,000	2,334,576
	U-Shin, Ltd.	64,000	519,689
	Watabe Wedding Corp.	18,900	312,545
#	Watami Food Service Co., Ltd.	105,400	1,616,963
*	Wondertable, Ltd.	69,000	143,133
#	Xebio Co., Ltd.	28,500	1,219,823
	XNET Corp.	57	127,366
#	Yamatane Corp.	273,000	552,418
	Yamato International, Inc.	43,000	324,037
	Yellow Hat, Ltd., Tokyo	59,700	617,901
	Yokohama Reito Co., Ltd.	112,000	882,092
#	Yomiuri Land Co., Ltd.	209,000	1,582,269

10

	Yonex Co., Ltd.	41,000	413,469
	Yorozu Corp.	45,000	451,851
	Yoshimoto Kogyo Co., Ltd.	83,000	1,494,879
#	Yoshinoya D&C Co., Ltd.	50	91,888
	Yuasa Funashoku Co., Ltd.	112,000	316,794
#	Zenrin Co., Ltd.	95,900	3,204,673
#	Zensho Co., Ltd.	139,000	2,462,094
Total Consumer Discretionary			255,233,792

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	94,000	325,019
	Aiphone Co., Ltd.	51,900	830,308
#	Allied Telesis Holdings KK	237,600	1,681,384
#	Alpha Systems, Inc.	31,300	896,337
#	Anritsu Corp.	332,000	1,801,444
	AOI Electronics Co., Ltd.	24,900	452,073
*	Apic Yamada Corp.	20,000	89,877
	Argo 21 Corp.	22,400	196,943
#	Arisawa Manufacturing Co., Ltd.	139,400	2,588,803
#	Asti Corp.	8,000	87,171
	CAC Corp.	52,200	598,545
	Canon Electronics, Inc.	71,000	2,701,110
	Canon Finetech, Inc.	108,070	2,293,413
#	Capcom Co., Ltd.	148,100	1,665,311
	Chino Corp.	89,000	286,411
	CMK Corp.	118,000	2,092,917
	Computer Engineering & Consulting, Ltd.	38,100	385,720
	Core Corp.	27,400	259,900
	Cresco, Ltd.	11,600	129,853
	Daiwabo Information System Co., Ltd.	47,000	780,978
#	Denki Kogyo Co., Ltd.	183,000	1,598,507
*	DKK-TOA Corp.	31,000	88,442
#	Dodwell B.M.S., Ltd.	125,400	843,757
	DTS Corp.	31,500	1,011,506
# *	Eaccess, Ltd.	3,100	1,861,315
	Eizo Nanao Corp.	56,800	2,199,215
*	Elna Co., Ltd.	34,000	66,138
#	Enplas Corp.	53,100	1,411,823
# *	Epson Toyo Communication Equipment Co., Ltd.	290,000	1,949,017
# *	FDK Corp.	314,000	640,931
	Foster Electric Co., Ltd.	58,000	663,553
#	Fujitsu Access, Ltd.	59,000	344,315
	Fujitsu Fronttec, Ltd.	56,200	589,906
*	Future System Consulting Corp.	241	531,333
*	Graphtec Corp.	39,000	69,927
	Hakuto Co., Ltd.	54,900	923,620
	Hitachi Business Solution Co., Ltd.	22,700	153,820
	Hitachi Information Systems, Ltd.	111,400	2,639,940
	Hitachi Kokusai Electric, Inc.	258,000	2,682,525
#	Hitachi Mobile Co., Ltd.	38,000	236,967
#	Hitachi Systems & Services, Ltd.	63,000	1,258,686
#	Hochiki Corp.	66,000	353,756
	Hokuriku Electric Industry Co., Ltd.	204,000	584,313
#	Horiba, Ltd.	100,000	2,791,280
	Hosiden Corp.	190,000	1,911,568
	Icom, Inc.	35,900	1,095,140
#	Idec Izumi Corp.	92,000	1,281,356
*	Ikegami Tsushinki Co., Ltd.	102,000	231,848
	Ines Corp.	140,500	1,012,287
	I-Net Corp.	30,300	219,722
#	Information Services International-Dentsu, Ltd.	65,100	844,181
	Intec, Inc.	126,128	1,840,152
# *	Invoice, Inc.	23,519	1,548,611
	Ishii Hyoki Co., Ltd.	8,600	115,729
	Iwatsu Electric Co., Ltd.	241,000	593,861
#	Japan Aviation Electronics Industry, Ltd.	140,000	1,769,685
	Japan Business Computer Co., Ltd.	46,300	370,486
	Japan Digital Laboratory Co., Ltd.	82,900	907,090
#	Japan Information Processing Service Co., Ltd.	47,400	305,153
# *	Japan Radio Co., Ltd.	354,000	1,236,539

11

	Jastec Co., Ltd.	21,800	420,248
	Jiec Co., Ltd.	87	83,775
	Kaga Electronics Co., Ltd.	73,000	1,931,767
#	Kanematsu Electronics, Ltd.	45,500	325,126
*	Kasuga Electric Works, Ltd.	17,000	48,708
	Kawatetsu Systems, Inc.	112	139,919
	Koa Corp.	105,600	1,023,818
#	Komatsu Electronics Metals Co., Ltd.	74,200	1,036,610
#	Kubotek Corp.	285	244,032
	Kyoden Co., Ltd.	123,000	823,315
	Kyowa Electronic Instruments Co., Ltd.	52,000	210,257
	Macnica, Inc.	43,900	1,116,557
	Marubeni Infotec Corp.	21,000	69,617
	Marubun Corp.	67,600	838,416
	Maruwa Co., Ltd.	26,100	659,579
	Maspro Denkoh Corp.	45,900	434,103
#	Megachips Corp.	59,900	767,871
	Melco Holdings, Inc.	9,000	274,004
#	Mimasu Semiconductor Industry Co., Ltd.	58,300	956,215
	Miroku Jyoho Service Co., Ltd.	63,000	210,247
	Mitsui High-Tec, Inc.	104,300	1,396,580
	Mitsui Knowledge Industry Co., Ltd.	20,100	179,053
	Mitsumi Electric Co., Ltd.	182,700	1,876,653
	Moritex Corp.	15,000	111,729
*	Mutoh Industries, Ltd.	102,000	244,615
*	Nagano Japan Radio Co., Ltd.	63,000	142,562
#	Nakayo Telecommunications, Inc.	49,000	216,647
	NEC Fielding, Ltd.	77,900	1,334,362
#	NEC Infrontia Corp.	307,000	1,451,800
#	NEC Mobiling, Ltd.	31,300	538,540
#	NEC Tokin Corp.	295,000	1,689,907
#	Netmarks, Inc.	402	737,369
#	New Japan Radio Co., Ltd.	72,000	529,535
	Nichicon Corp.	122,500	1,484,594
#	Nihon Dempa Kogyo Co., Ltd.	54,200	1,757,167
	Nihon Inter Electronics Corp.	76,700	516,397
	Nippon Avionics Co., Ltd.	62,000	247,177
	Nippon Ceramic Co., Ltd.	51,000	674,557
	Nippon Chemi-Con Corp.	317,000	2,008,722
#	Nippon System Development Co., Ltd.	63,900	1,738,411
	Nippon Systemware Co., Ltd.	30,000	210,686
	Nissho Electronics Corp.	49,900	405,406
#	NIWS Co., Ltd.	1,627	1,812,418
	Nohmi Bosai, Ltd.	102,000	653,897
	Okaya Electric Industries Co., Ltd.	32,000	133,418
	Ono Sokki Co., Ltd.	71,000	440,820
#	Origin Electric Co., Ltd.	85,000	538,708
	Osaki Electric Co., Ltd.	88,000	652,428
	PCA Corp.	17,500	398,684
	Pulstec Industrial Co., Ltd.	21,200	95,671
	Ricoh Elemex Corp.	49,000	459,058
	Rikei Corp.	22,500	66,051
	Riken Keiki Co., Ltd.	48,000	428,541
#	Roland DG Corp.	44,900	1,251,550
	Ryoden Trading Co., Ltd.	113,000	854,289
	Ryosan Co., Ltd.	96,000	2,477,658
	Ryoyo Electro Corp.	80,700	1,211,011
	Sanko Co., Ltd.	12,000	87,108
	Sanshin Electronics Co., Ltd.	79,000	883,067
	Satori Electric Co., Ltd.	42,180	623,412
	Sekonic Corp.	17,000	50,612
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	1,074,977
	Shinkawa, Ltd.	50,800	1,164,489
	Shinko Shoji Co., Ltd.	57,000	724,052
#	Shizuki Electric Co., Inc.	47,000	161,246
	Siix Corp.	25,800	393,124
	SMK Corp.	200,000	1,194,770
#	Software Research Associates, Inc.	15,100	232,944
	Sokkisha Co., Ltd.	69,000	265,561

12

	Sorun Corp.	67,400	421,759
*	SPC Electronics Corp.	29,000	108,332
	Star Micronics Co., Ltd.	141,000	1,984,896
#	Sumida Corp.	48,149	959,835
	Sumisho Computer Systems Corp.	20,000	343,451
	SunTelephone Co., Ltd.	75,000	617,437
	Tabai Espec Corp.	58,000	846,227
	Tachibana Eletech Co., Ltd.	43,000	455,108
	Tamura Corp.	164,000	758,783
	Tamura Taiko Holdings, Inc.	150,000	1,272,149
# *	Teac Corp.	493,000	704,052
	Teikoku Tsushin Kogyo Co., Ltd.	110,000	592,505
	TKC Corp.	75,200	1,427,883
	Toko, Inc.	232,000	782,924
	Tokyo Denpa Co., Ltd.	15,000	195,934
	Tokyo Electron Device, Ltd.	198	489,553
	Tomen Electronics Corp.	41,700	1,002,355
	Tose Co., Ltd.	12,200	159,033
#	Toshiba Ceramics Co., Ltd.	350,000	1,293,642
# *	Totoku Electric Co., Ltd., Tokyo	91,000	182,533
#	Toukei Computer Co., Ltd.	19,610	264,873
#	Towa Corp.	33,000	188,137
*	Towa Meccs Corp.	75,000	107,254
#	Toyo Corp.	82,500	1,131,622
#	Trans Cosmos, Inc.	53,800	2,716,896
	Tsuzuki Densan Co., Ltd.	14,200	90,769
	Uniden Corp.	197,000	3,725,482
	Ve Data, Inc.	25,000	78,004
	Yamaichi Electronics Co., Ltd.	50,100	698,937
	Yamatake Corp.	125,700	2,607,363
	Yaskawa Information Systems Corp.	23,400	100,247
	Yokowo Co., Ltd.	45,000	479,722
	Zuken, Inc.	69,100	727,996
Total Information Technology			137,873,427

Materials — (8.2%)
	Achilles Corp.	549,000	1,117,420
	Adenka Corp.	169,000	2,376,484
	Agro-Kanesho Co., Ltd.	7,000	53,653
	Arakawa Chemical Industries, Ltd.	34,500	482,044
	Aronkasei Co., Ltd.	83,000	436,346
	Asahi Organic Chemicals Industry Co., Ltd.	244,000	920,925
	Chuetsu Pulp and Paper Co., Ltd.	259,000	642,968
# *	Chugai Mining Co., Ltd.	463,100	554,138
	Chugoku Marine Paints, Ltd.	173,000	839,112
#	Chugokukogyo Co., Ltd.	69,000	197,418
# *	Co-Op Chemical Co., Ltd.	163,000	312,131
# *	Dai Nippon Toryo, Ltd.	342,000	671,069
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	256,488
#	Daiken Corp.	317,000	1,126,124
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	224,000	1,163,353
	Dainippon Shigyo Co., Ltd.	25,000	104,341
#	Daio Paper Corp.	122,000	1,004,272
#	Daiso Co., Ltd.	244,000	957,268
	DC Co., Ltd.	58,000	233,350
	Dijet Industrial Co., Ltd.	34,000	102,216
	FP Corp.	56,100	1,685,122
	Fujikura Kasei Co., Ltd.	61,000	616,162
	Fumakilla, Ltd.	59,000	182,294
	Geostar Corp.	10,000	38,497
	Godo Steel, Ltd.	397,000	1,900,920
#	Gun-Ei Chemical Industry Co., Ltd.	207,000	775,605
	Harima Chemicals, Inc.	47,000	269,615
#	Hodogaya Chemical Co., Ltd.	184,000	951,989
	Hokkai Can Co., Ltd., Tokyo	159,000	541,073
	Hokko Chemical Industry Co., Ltd.	47,000	197,196
	Hokuetsu Paper Mills, Ltd.	429,000	2,115,082
	Hokushin Co., Ltd.	39,900	85,813

13

	Honshu Chemical Industry Co., Ltd.	17,000	113,196
	Ihara Chemical Industry Co., Ltd.	106,000	405,210
	ISE Chemicals Corp.	59,000	290,011
	Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,762,213
# *	Ishii Iron Works Co., Ltd.	77,000	194,344
#	Japan Carlit Co., Ltd.	46,000	371,864
	JSP Corp.	72,500	615,759
#	Kanto Denka Kogyo Co., Ltd.	139,000	487,492
	Kasei (C.I.) Co., Ltd.	73,000	289,709
	Katakura Chikkarin Co., Ltd.	43,000	155,617
*	Kawasaki Kasei Chemicals, Ltd.	88,000	180,648
#	Kishu Paper Co., Ltd.	233,000	601,786
	Koatsu Gas Kogyo Co., Ltd.	135,000	775,396
	Kohsoku Corp.	48,000	302,199
	Komatsu Wall Industry Co., Ltd.	26,400	471,908
	Konishi Co., Ltd.	41,700	392,197
	Kumiai Chemical Industry Co., Ltd., Tokyo	179,000	452,802
	Kureha Chemical Industry Co., Ltd.	493,000	2,452,810
	Kurimoto, Ltd.	314,000	860,573
#	Kurosaki Harima Corp.	201,000	844,581
	MEC Co., Ltd.	22,000	377,717
	Mesco, Inc.	15,000	77,062
# *	Mitsubishi Paper Mills, Ltd.	844,000	1,547,519
	Mitsubishi Plastics, Inc.	548,000	1,701,996
	Mitsubishi Shindoh Co., Ltd.	107,000	359,927
#	Mitsubishi Steel Manufacturing Co., Ltd.	356,000	1,945,971
# *	Mitsui Mining Co., Ltd.	384,000	929,851
	Mory Industries, Inc.	85,000	271,860
	Nakabayashi Co., Ltd.	147,000	411,286
#	Nakayama Steel Works, Ltd.	327,000	1,497,166
#	Neturen Co., Ltd., Tokyo	106,000	859,357
	Nichia Steel Works, Ltd.	114,900	560,379
	Nichireki Co., Ltd.	65,000	221,737
	Nifco, Inc.	145,000	2,399,405
	Nihon Kagaku Sangyo Co., Ltd.	44,000	296,711
	Nihon Matai Co., Ltd.	50,000	129,114
#	Nihon Nohyaku Co., Ltd.	170,000	473,846
	Nihon Parkerizing Co., Ltd.	171,000	2,229,343
	Nihon Seiko Co., Ltd.	11,000	35,182
*	Nippon Carbide Industries Co., Inc., Tokyo	139,000	257,947
	Nippon Chemical Industrial Co., Ltd.	192,000	511,690
#	Nippon Concrete Industries Co., Ltd.	88,000	253,598
#	Nippon Denko Co., Ltd.	280,000	947,884
	Nippon Fine Chemical Co., Ltd.	65,000	503,581
	Nippon Foil Mfg., Co., Ltd.	51,000	128,313
# *	Nippon Kasei Chemical Co., Ltd.	260,000	705,189
	Nippon Kinzoku Co., Ltd.	130,000	303,292
# *	Nippon Koshuha Steel Co., Ltd.	350,000	831,382
#	Nippon Metal Industry Co., Ltd.	440,000	913,353
	Nippon Paint Co., Ltd.	208,000	871,295
	Nippon Pigment Co., Ltd.	11,000	43,123
#	Nippon Pillar Packing Co., Ltd.	43,000	285,893
	Nippon Soda Co., Ltd.	350,000	1,053,273
	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	675,368
#	Nippon Valqua Industries, Ltd.	242,000	757,008
#	Nippon Yakin Kogyo Co., Ltd.	230,000	804,068
	Nittetsu Mining Co., Ltd.	208,000	1,231,946
	Nitto FC Co., Ltd.	72,000	433,327
	Noda Corp.	33,800	206,863
#	NOF Corp.	523,000	2,641,093
	Okamoto Industries, Inc.	317,000	1,239,713
#	Okura Industrial Co., Ltd.	148,000	861,551
	Osaka Steel Co., Ltd.	108,800	1,743,413
#	Pacific Metals Co., Ltd.	508,000	2,310,357
	Riken Technos Corp.	143,000	572,304
# *	S Science Co., Ltd.	2,193,000	1,328,913
#	S.T. Chemical Co., Ltd.	71,700	1,144,427
	Sakai Chemical Industry Co., Ltd.	266,000	1,196,280
	Sakata INX Corp.	157,000	767,621

14

	Sanyo Chemical Industries, Ltd.	305,000	2,460,724
#	Sanyo Special Steel Co., Ltd.	432,000	3,173,108
	Sekisui Plastics Co., Ltd.	256,000	953,028
	Shikoku Chemicals Corp.	146,000	781,471
	Shinagawa Refractories Co., Ltd.	162,000	655,552
	Shin-Etsu Polymer Co., Ltd.	212,000	2,966,468
	Showa Highpolymer Co., Ltd.	112,000	339,720
	Showa Tansan Co., Ltd.	49,000	173,574
	Somar Corp.	37,000	234,541
#	Stella Chemifa Corp.	28,400	878,749
	Sumitomo Light Metal Industries, Ltd.	951,000	2,201,264
	Sumitomo Pipe & Tube Co., Ltd.	76,000	490,531
	Sumitomo Seika Chemicals Co., Ltd.	158,000	659,892
#	Sumitomo Titanium Corp.	39,000	6,285,690
	Taisei Lamick Co., Ltd.	13,100	335,966
#	Takasago International Corp.	243,000	1,053,718
#	Takiron Co., Ltd.	164,000	611,731
	Tateho Chemical Industries Co., Ltd.	26,500	122,980
	Tayca Corp.	124,000	436,264
*	Titan Kogyo Kabushiki Kaisha	36,000	85,404
#	Toda Kogyo Corp.	92,000	363,920
	Tohcello Co., Ltd.	83,000	548,075
# *	Toho Rayon Co., Ltd.	345,000	2,029,497
#	Toho Zinc Co., Ltd.	312,000	1,430,095
# *	Tohpe Corp.	36,000	65,957
#	Tokai Carbon Co., Ltd.	534,000	2,145,845
#	Tokai Pulp & Paper Co., Ltd.	157,000	530,679
	Tokushu Paper Manufacturing Co., Ltd.	111,000	623,736
	Tokyo Rope Manufacturing Co., Ltd.	404,000	981,046
#	Tokyo Tekko Co., Ltd.	112,000	541,584
	Tomoegawa Paper Co., Ltd.	80,000	315,249
	Tomoku Co., Ltd.	220,000	597,443
	Topy Industries, Ltd.	571,000	2,049,561
	Toyo Kohan Co., Ltd.	255,000	897,117
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	383,113
	TYK Corp.	82,000	227,495
	Ube Material Industries, Ltd.	192,000	587,660
#	Wood One Co., Ltd.	122,000	705,993
	Yamamura Glass Co., Ltd.	287,000	978,619
	Yamato Kogyo Co., Ltd.	160,000	2,399,176
	Yodogawa Steel Works, Ltd.	338,000	1,968,837
	Yuki Gosei Kogyo Co., Ltd.	31,000	122,665
#	Yushiro Chemical Industry Co., Ltd.	38,000	950,749
Total Materials			123,124,783

Financials — (8.1%)
	Aichi Bank, Ltd.	11,500	1,426,806
	Akita Bank, Ltd.	511,000	2,726,339
	Aomori Bank, Ltd.	458,000	1,946,263
*	Azel Corp., Tokyo	89,000	261,824
	Bank of Okinawa, Ltd.	50,400	2,203,227
	Bank of Saga, Ltd.	441,000	1,784,165
	Bank of the Ryukyus, Ltd.	74,380	2,629,892
#	Central Finance Co., Ltd.	241,000	2,580,355
	Century Leasing System, Inc.	136,000	1,872,544
*	Chiba Kogyo Bank, Ltd.	129,700	2,504,491
	Chukyo Bank, Ltd.	532,000	1,892,232
#	Cosmo Securities Co., Ltd.	1,099,000	2,843,611
#	Credia Co., Ltd.	28,000	400,079
	Daibiru Corp.	288,000	2,503,859
	Daiko Clearing Services Corp.	38,000	473,763
	Daisan Bank, Ltd.	480,000	1,641,650
	Daiwa Kosho Lease Co., Ltd.	375,000	2,116,615
	Ehime Bank, Ltd.	380,000	1,550,445
#	Eighteenth Bank, Ltd.	452,000	2,975,582
	Fukui Bank, Ltd.	618,000	2,377,117
#	Fukushima Bank, Ltd.	523,000	1,136,066
*	Gro-BeLS Co., Ltd.	134,000	249,059
	Higashi-Nippon Bank, Ltd.	471,000	2,432,623

15

#	Hokuetsu Bank, Ltd.	588,000	1,792,642
	Ichiyoshi Securities Co., Ltd.	121,000	1,646,487
	Jaccs Co., Ltd.	207,000	1,920,526
	Kagawa Bank, Ltd.	205,350	1,381,301
# *	Kanto Tsukuba Bank, Ltd.	76,300	1,189,300
	Keihanshin Real Estate Co., Ltd.	117,000	1,030,869
	Kita-Nippon Bank, Ltd.	20,406	1,087,954
	Kiyo Bank, Ltd.	1,083,000	2,595,515
	Kobayashi Yoko Co., Ltd.	21,600	337,911
#	Kosei Securities Co., Ltd.	226,000	556,227
*	Kyushu-Shinwa Holdings, Inc.	910,000	2,572,229
	Marusan Securities Co., Ltd.	197,000	1,699,713
	Meiwa Estate Co., Ltd.	63,600	882,215
	Michinoku Bank, Ltd.	387,000	1,646,165
	Minato Bank, Ltd.	965,000	3,146,759
	Mito Securities Co., Ltd.	200,000	1,090,130
	Mitsubishi UFJ Financial Group, Inc.	1	11,181
	Miyazaki Bank, Ltd.	364,000	1,856,427
*	Momiji Holdings, Inc.	743	2,295,358
	Nagano Bank, Ltd.	230,000	861,910
#	Nisshin Fire & Marine Insurance Co., Ltd.	494,000	1,989,936
#	Odakyu Real Estate Co., Ltd.	85,000	412,272
	Oita Bank, Ltd.	301,000	2,346,740
	Osaka Securities Finance Co., Ltd.	54,000	285,689
	Pocket Card Co., Ltd.	41,000	1,035,458
	Ricoh Leasing Co., Ltd.	77,400	2,062,267
#	Sankei Building Co., Ltd.	159,000	1,189,694
#	Sanyo Electric Credit Co., Ltd.	83,700	1,386,568
	Shimizu Bank, Ltd.	23,200	1,173,765
	Shinki Co., Ltd.	176,300	1,750,200
	Shoei Co., Ltd.	31,680	803,349
#	Suruga Corp.	27,000	1,687,745
#	Tachihi Enterprise Co., Ltd.	35,450	1,586,749
	Takagi Securities Co., Ltd.	125,000	611,441
#	The Daito Bank, Ltd.	376,000	1,012,811
	TOC Co., Ltd.	330,950	2,006,053
	Tochigi Bank, Ltd.	295,000	2,309,230
	Toho Bank, Ltd.	578,000	2,971,922
	Toho Real Estate Co., Ltd.	140,000	1,188,039
	Tohoku Bank, Ltd.	194,000	563,843
	Tokai Tokyo Securities Co., Ltd.	740,250	3,044,778
	Tokushima Bank, Ltd.	186,200	1,746,409
	Tokyo Rakutenchi Co., Ltd.	147,000	651,931
#	Tokyo Theatres Co., Inc., Tokyo	164,000	618,868
	Tokyo Tomin Bank, Ltd.	70,500	2,617,700
	Tokyu Community Corp.	35,700	872,554
#	Tokyu Livable Inc.	37,600	1,960,017
	Tomato Bank, Ltd.	290,000	814,165
	Tottori Bank, Ltd.	235,000	761,622
	Towa Bank, Ltd.	608,000	1,820,727
# *	Towa Real Estate Development Co., Ltd.	263,000	1,298,187
#	Toyo Securities Co., Ltd.	214,000	915,098
	Yamagata Bank, Ltd.	456,000	2,590,785
	Yuraku Real Estate Co., Ltd.	131,000	840,324
Total Financials			121,056,362

Consumer Staples — (7.2%)
	Aderans Co., Ltd.	91,750	2,288,536
	Ahjikan Co., Ltd.	10,500	79,840
#	Ariake Japan Co., Ltd.	81,600	1,781,966
	Asahi Soft Drinks Co., Ltd.	128,000	1,422,156
	Bull Dog Sauce Co., Ltd.	37,000	390,396
#	Calpis Co., Ltd.	191,000	1,257,431
# *	Cawachi, Ltd.	61,100	2,484,373
	CFS Corp.	61,500	401,031
	Chuo Gyorui Co., Ltd.	61,000	154,565
	Coca-Cola Central Japan Co., Ltd.	233	1,906,673
	CVS Bay Area, Inc.	30,000	91,635
	DyDo Drinco, Inc.	40,100	1,348,240

16

	Echo Trading Co., Ltd.	11,000	130,070
	Ensuiko Sugar Refining Co., Ltd.	72,000	266,025
	Fancl Corp.	51,400	2,501,771
*	First Baking Co., Ltd.	98,000	191,868
#	Fuji Oil Co., Ltd.	224,100	1,991,797
	Fujicco Co., Ltd.	69,000	938,083
#	Fujiya Co., Ltd.	283,000	691,062
	Hagoromo Foods Corp.	41,000	396,783
	Harashin Co., Ltd.	42,000	571,037
#	Hayashikane Sangyo Co., Ltd.	166,000	257,302
	Heiwado Co., Ltd.	151,000	2,894,891
# *	Hohsui Corp.	56,000	102,318
	Hokkaido Coca-Cola Bottling Co., Ltd.	80,000	508,360
#	Hokuto Corp.	80,600	1,235,615
	Inageya Co., Ltd.	126,000	987,141
	Itochu Shokuh Co., Ltd.	33,600	1,285,521
#	Itoham Foods, Inc.	539,000	2,076,800
	Izumiya Co., Ltd.	212,000	1,560,456
	J-Oil Mills, Inc.	402,000	1,892,184
	K.R.S. Corp.	25,500	374,475
#	Kagome Co., Ltd.	224,500	2,249,832
	Kameda Seika Co., Ltd.	48,000	440,780
*	Kanebo, Ltd.	104,200	313,096
	Kasumi Co., Ltd.	132,000	792,767
	Key Coffee, Inc.	56,400	719,252
#	Kibun Food Chemifa Co., Ltd.	73,000	1,602,017
	Kinki Coca-Cola Bottling Co., Ltd.	159,000	1,534,186
#	Kirindo Co., Ltd.	10,300	113,049
	Kyodo Shiryo Co., Ltd.	225,000	395,206
	Kyokuyo Co., Ltd.	241,000	599,770
#	Life Corp.	133,400	1,937,410
	Mandom Corp.	62,800	1,452,298
	Marudai Food Co., Ltd.	333,000	902,661
#	Maruetsu, Inc.	313,000	1,076,288
#	Maruha Group, Inc.	768,000	1,745,140
	Maruya Co., Ltd.	14,000	98,414
	Maxvalu Tohok Co., Ltd.	18,200	149,684
	Meito Sangyo Co., Ltd.	58,400	915,985
#	Mercian Corp.	348,000	1,090,084
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,313,859
	Milbon Co., Ltd.	26,700	984,649
	Ministop Co., Ltd.	69,400	1,462,423
#	Mitsui Sugar Co., Ltd.	360,850	1,414,042
#	Miyoshi Oil & Fat Co., Ltd.	178,000	428,608
	Morinaga & Co., Ltd.	697,000	1,854,968
	Morinaga Milk Industry Co., Ltd.	713,000	2,520,688
	Morishita Jinton Co., Ltd.	32,800	126,264
	Morozoff, Ltd., Osaka	50,000	154,330
	Myojo Foods Co., Ltd.	91,000	528,686
#	Nagatanien Co., Ltd.	96,000	715,653
	Nakamuraya Co., Ltd.	152,000	820,491
	Nichiro Corp.	419,000	971,203
	Nihon Shokuh Kako Co., Ltd.	71,000	251,214
	Niitaka Co., Ltd.	7,260	73,799
#	Nippon Beet Sugar Manufacturing Co., Ltd.	363,000	952,486
#	Nippon Flour Mills Co., Ltd.	447,000	1,803,944
	Nippon Formula Feed Manufacturing Co., Ltd.	144,000	263,813
	Nippon Suisan Kaisha, Ltd.	529,000	2,044,401
	Nissin Sugar Manufacturing Co., Ltd.	102,000	342,248
	Nitto Flour Milling Co., Ltd.	90,000	304,924
#	Nosan Corp.	317,000	929,735
#	Oenon Holdings, Inc.	159,000	530,047
	Oie Sangyo Co., Ltd.	13,200	124,178
	Okuwa Co., Ltd.	113,000	1,507,262
	Olympic Corp.	48,200	434,670
	Oriental Yeast Co., Ltd.	77,000	483,009
	Pigeon Corp.	46,900	592,516
	Poplar Co., Ltd.	19,660	273,883
	Posful Corp.	47,600	229,339

17

*	Prima Meat Packers, Ltd.	533,000	760,235
	Q’Sai Co., Ltd.	81,600	695,443
	Riken Vitamin Co., Ltd.	58,400	1,360,066
	Rock Field Co., Ltd.	32,000	473,272
	S Foods, Inc.	77,500	718,308
	Sakata Seed Corp.	132,300	1,851,385
#	Seijo Corp.	27,200	661,713
	Shikoku Coca-Cola Bottling Co., Ltd.	55,700	671,337
	Shoei Foods Corp.	35,000	228,287
	Showa Sangyo Co., Ltd.	438,000	1,153,378
# *	Snow Brand Milk Products Co., Ltd.	577,000	2,558,289
	Snow Brand Seed Co., Ltd.	30,000	142,554
	Sogo Medical Co., Ltd.	13,400	308,663
	Sonton Food Industry Co., Ltd.	43,000	449,521
#	Sotetsu Rosen Co., Ltd.	60,000	292,953
	Starzen Corp.	169,000	513,908
#	Sugi Pharmacy Co., Ltd.	63,700	2,324,752
#	T.Hasegawa Co., Ltd.	107,400	1,522,076
	The Nisshin Oillio Group, Ltd.	346,000	2,216,976
	Three F Co., Ltd.	12,200	110,537
*	Tobu Store Co., Ltd.	165,000	475,141
	Toho Co., Ltd.	58,000	411,501
	Tokyu Store Chain Corp.	175,000	770,468
	Torigoe Co., Ltd.	63,000	578,230
# *	Toyo Sugar Refining Co., Ltd.	105,000	168,069
*	Tsuruha Holdings, Inc.	46,400	1,843,452
	U.Store Co., Ltd.	63,600	539,359
#	Unicafe, Inc.	14,260	198,128
	Unimat Offisco Corp.	45,500	585,004
#	Valor Co., Ltd.	65,200	2,251,378
	Wakodo Co., Ltd.	12,200	329,937
	Warabeya Nichiyo Co., Ltd.	34,760	531,639
	Yaizu Suisankagaku Industry Co., Ltd.	27,500	274,932
#	Yaoko Co., Ltd.	51,300	1,197,161
#	Yomeishu Seizo Co., Ltd.	82,000	752,325
	Yonekyu Corp.	69,000	771,237
#	Yukiguni Maitake Co., Ltd.	60,580	265,611
Total Consumer Staples			107,982,877

Health Care — (3.0%)
	Aloka Co., Ltd.	63,000	461,266
	As One Corp.	44,580	927,647
#	Create Medic Co., Ltd.	21,000	262,729
#	Eiken Chemical Co., Ltd.	54,000	684,349
	Fuso Pharmaceutical Industries, Ltd.	234,000	760,463
	Hitachi Medical Corp.	100,000	1,151,837
	Hogy Medical Co., Ltd.	41,900	2,259,581
	Iwaki & Co., Ltd.	38,000	137,292
	Japan Medical Dynamic Marketing, Inc.	38,300	381,523
#	Jeol, Ltd.	210,000	1,085,221
	JMS Co., Ltd.	69,000	256,941
#	Kaken Pharmaceutical Co., Ltd.	268,000	1,951,292
	Kawamoto Corp.	4,000	23,412
	Kawanishi Holdings, Ltd.	3,500	49,609
	Kawasumi Laboratories, Inc.	35,000	228,908
#	Kissei Pharmaceutical Co., Ltd.	53,000	1,009,168
	KYORIN Pharmaceutical Co., Ltd.	111,000	1,294,267
	Miraca Holdings, Inc.	63,000	1,315,517
	Mochida Pharmaceutical Co., Ltd.	330,000	2,794,420
#	Nichii Gakkan Co.	90,900	2,219,722
	Nihon Kohden Corp.	119,000	1,950,263
#	Nikken Chemicals Co., Ltd.	171,000	578,849
# *	Nippon Chemiphar Co., Ltd.	87,000	670,459
	Nippon Shinyaku Co., Ltd.	183,000	1,428,055
	Nipro Corp.	171,000	2,339,378
	Nissui Pharmaceutical Co., Ltd.	34,000	257,864
	Paramount Bed Co., Ltd.	82,100	1,971,850
	Rion Co., Ltd.	5,000	33,355
#	Rohto Pharmaceutical Co., Ltd.	272,000	2,578,195

18

	Seikagaku Corp.	137,500	1,414,086
#	SS Pharmaceutical Co., Ltd., Tokyo	318,000	2,399,080
	Teikoku Hormone Manufacturing Co., Ltd.	55,000	594,044
#	Topcon Corp.	120,000	3,530,340
	Torii Pharmaceutical Co., Ltd.	74,900	1,592,611
	Towa Pharmaceutical Co., Ltd.	37,700	859,112
# *	Toyama Chemicals Co., Ltd.	486,000	2,196,529
	Vital-Net, Inc.	98,800	633,572
	Wakamoto Pharmaceutical Co., Ltd.	77,000	316,385
#	Zeria Pharmaceutical Co., Ltd.	116,000	1,031,201
Total Health Care			45,630,392

Energy — (0.9%)
	AOC Holdings, Inc.	20,000	320,687
# *	Fuji Kosan Co., Ltd.	178,000	295,989
	Itochu Enex Co., Ltd.	232,400	1,791,708
	Japan Oil Transportation Co., Ltd.	64,000	206,216
	Kanto Natural Gas Development Co., Ltd.	138,000	917,614
#	Kyoei Tanker Co., Ltd.	78,000	253,468
	Mitsuuroko Co., Ltd.	172,000	1,210,963
	Modec, Inc.	85,900	2,260,875
	Nippon Gas Co., Ltd.	115,000	1,159,790
#	Petrolub International Co., Ltd.	52,900	231,576
#	Sala Corp.	84,000	421,928
	San-Ai Oil Co., Ltd.	191,000	937,447
#	Shinko Plantech Co., Ltd.	104,000	474,180
	Sinanen Co., Ltd.	181,000	984,715
	Toa Oil Co., Ltd.	238,000	513,467
# *	Toyo Kanetsu KK	341,000	788,517
Total Energy			12,769,140

Telecommunication Services — (0.6%)
	Hokkaido Gas Co., Ltd.	127,000	395,310
	Hokuriku Gas Co., Ltd.	64,000	190,052
	JSAT Corp.	820	1,540,722
	Okinawa Electric Power Co., Ltd.	41,310	2,151,773
	Saibu Gas Co., Ltd.	935,000	2,018,295
	Shizuokagas Co., Ltd.	178,000	1,267,947
	Tokai Corp.	174,000	755,077
Total Telecommunication Services			8,319,176

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	3,030
*	Fujii & Co., Ltd.	44,000	367
*	Gajoen Kanko KK	37,000	0
*	GKN D1 Tochigi Holdings Shares	51	141,749
*	Kakuei (L.) Corp.	100,000	835
*	Kirayaka Holdings, Inc.	98,000	333,728
*	Maruishi Holdings Co., Ltd.	214,000	1,786
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	993
*	Takarabune Corp.	26,000	217
Total Other			482,705

TOTAL COMMON STOCKS			1,143,224,669

RIGHTS/WARRANTS — (0.0%)
Other — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (23.7%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $6,953,924 U.S. STRIPS 02/15/09, valued at $56,053,359) to be repurchased at $5,934,666	$5,934	5,934,015

Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357) to be repurchased at $20,002,206	20,000	20,000,000

Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0% to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at $331,500,790) to be repurchased at $325,035,840	325,000	325,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,765,740) to be repurchased at $4,695,506	4,695	4,695,000
TOTAL TEMPORARY CASH INVESTMENTS		355,629,015
TOTAL INVESTMENTS - (100.0%) (Cost $1,327,263,759)		$1,498,853,684

See accompanying Notes to Financial Statements.

19

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

AUSTRALIA — (44.8%)
COMMON STOCKS — (44.7%)
	A.I., Ltd.	129,195	$22,356
	A.P. Eagers, Ltd.	28,067	158,744
	AAV, Ltd.	192,653	135,353
#	ABB Grain, Ltd.	389,031	2,064,717
	ABC Learning Centres, Ltd.	729,584	3,903,855
*	Acclaim Exploration NL	435,905	7,973
*	Adacel Technologies, Ltd.	113,249	31,387
	ADCorp Australia, Ltd.	123,389	60,638
#	Adelaide Bank, Ltd.	284,576	2,779,126
	Adelaide Brighton, Ltd.	1,513,416	2,288,398
#	Adsteam Marine, Ltd.	723,622	1,024,544
	Adtrans Group, Ltd.	32,047	76,359
*	Agenix, Ltd.	333,983	64,064
*	AGT Biosciences, Ltd.	261,684	123,504
*	Ainsworth Game Technology, Ltd.	393,653	152,469
	AJ Lucas Group, Ltd.	85,235	65,170
	Alesco Corp., Ltd.	188,203	1,339,201
*	Alkane Exploration, Ltd.	185,165	27,215
*	Allegiance Mining NL	702,073	72,466
*	Allied Medical, Ltd.	11,824	0
*	Altium, Ltd.	162,100	25,534
	Amalgamated Holdings, Ltd.	320,951	1,066,452
	Amcom Telecommunications, Ltd.	596,711	77,125
*	Amity Oil NL	372,573	125,141
*	Amrad Corp., Ltd.	211,023	76,154
*	Anadis, Ltd.	136,900	38,913
	Ansell, Ltd.	19,924	158,420
*	Antaeus Energy, Ltd.	193,687	13,309
#	ARB Corporation, Ltd.	151,288	322,104
# *	Arc Energy, Ltd.	566,634	707,642
	Ariadne Australia, Ltd.	286,001	81,412
	Arrow Pharmaceuticals, Ltd.	787,475	1,702,702
	Aspen Group, Ltd.	4,275	3,617
	Atlas Group Holding, Ltd.	243,901	208,186
*	Atlas Pacific, Ltd.	82,585	13,728
	AuIron Energy, Ltd.	491,058	830,573
	Ausdrill, Ltd.	183,417	121,477
*	Ausmelt, Ltd.	36,118	10,727
	Auspine, Ltd.	115,651	286,458
	Austal, Ltd.	521,649	885,629
# *	Austar United Communications, Ltd.	3,280,450	2,807,461
	Austereo Group, Ltd.	1,080,140	1,259,395
	Austin Group, Ltd.	70,265	40,198
#	Australand Property Group	766,964	1,148,482
#	Australian Agricultural Co., Ltd.	667,681	863,477
*	Australian Magnesium Corp., Ltd.	16,619	3,449
	Australian Pharmaceutical Industries, Ltd.	717,359	1,710,269
	Australian Pipeline Trust	752,465	2,161,220
# *	Australian Worldwide Exploration, Ltd.	929,537	1,421,944
	Auto Group, Ltd.	41,309	12,514
#	Autron Corporation, Ltd.	989,247	76,173
	AV Jennings Homes, Ltd.	496,066	447,226
	Avatar Industries, Ltd.	195,019	182,904
*	Avexa, Ltd.	67,761	14,542
*	Ballarat Goldfields NL	2,137,767	533,029
#	Bank of Queensland, Ltd.	270,041	2,945,540
	Baxter Group, Ltd.	89,652	353,799
#	BayCorp Advantage, Ltd.	595,343	1,465,228
	Beach Petroleum, Ltd.	1,963,084	1,270,538
	Beaconsfield Gold NL	89,078	19,899
	Bendigo Bank, Ltd.	367,307	3,249,490
# *	Bendigo Mining NL	651,655	655,755
*	Betcorp, Ltd.	273,622	71,018
*	Beyond International, Ltd.	61,256	31,229
# *	Biota Holdings, Ltd.	265,336	339,798
	Blackmores, Ltd.	37,565	407,455

1

*	Blina Diamonds, Ltd.	13,703	4,963
	Bolnisi Gold NL	724,156	526,749
	Boom Logistics, Ltd.	402,222	947,459
*	Boulder Group NL	717,587	95,003
*	BQT Solutions, Ltd.	179,898	24,580
*	Bradken, Ltd.	195,022	587,619
	Brazin, Ltd.	276,893	367,409
	Brickworks, Ltd.	24,266	232,705
	Bridgestone Australia, Ltd.	66,100	146,197
*	Broadcast Services Australia, Ltd.	337,438	65,013
*	Buka Mineral, Ltd.	210,323	41,783
	Cabcharge Australia, Ltd.	296,963	1,402,532
	Campbell Brothers, Ltd.	111,270	885,335
	Candle Australia, Ltd.	113,822	211,759
*	Cape Range Wireless, Ltd.	3,581,304	60,416
# *	Capral Aluminium, Ltd.	460,611	445,531
*	Carpenter Pacific Resources, Ltd.	225,546	64,642
	CDS Technologies, Ltd.	61,294	116,084
	Cedar Woods Properties, Ltd.	77,414	174,668
*	Cellestis, Ltd.	220,327	481,198
	Cellnet Telecommunications Group, Ltd.	91,100	66,720
*	Centamin Egypt, Ltd.	996,437	330,394
#	Centennial Coal, Ltd.	738,486	2,175,134
	Central Equity, Ltd.	183,928	316,326
*	Charters Towers Gold Mines, Ltd.	727,142	61,969
*	Chemeq, Ltd.	166,742	107,683
	Chiquita Brands South Pacific, Ltd.	348,787	173,198
	Circadian Technologies, Ltd.	64,591	52,265
	Citect Corp., Ltd.	109,822	124,367
*	City Pacific, Ltd.	75,439	219,432
*	Climax Mining, Ltd.	870,299	135,361
# *	Clough, Ltd.	1,236,465	356,525
*	Clover Corp., Ltd.	269,348	31,765
*	Cluff Resources Pacific NL	911,746	8,021
	CMI, Ltd.	81,810	82,853
*	CO2 Group, Ltd.	280,693	49,706
#	Coates Hire, Ltd.	686,393	2,613,691
	Codan, Ltd.	141,104	134,932
	Coffey International, Ltd.	172,382	453,082
	Collection House, Ltd.	224,054	232,969
#	Colorado Group, Ltd.	245,109	865,987
	Commander Communications, Ltd.	534,264	801,963
*	Compass Resources NL	88,000	76,146
#	Consolidated Minerals, Ltd.	607,000	1,338,539
*	Coplex Resources NL	231,400	15,387
	Corporate Express Australia, Ltd.	479,055	2,157,286
	Count Financial, Ltd.	567,306	838,556
	Coventry Group, Ltd.	91,754	406,586
*	CPI, Ltd.	68,585	25,388
#	Crane Group, Ltd.	157,104	1,131,262
*	Croesus Mining NL	798,235	178,427
*	Cue Energy Resources, Ltd.	452,354	68,084
	Danks Holdings, Ltd.	10,425	76,352
#	DCA Group, Ltd.	509,294	1,486,185
#	Devine, Ltd.	309,498	155,608
*	Dioro Exploration NL	297,142	16,456
*	Dominion Mining, Ltd.	192,017	117,091
*	Dragon Mining NL	709,605	77,910
# *	E.R.G., Ltd.	1,647,173	151,256
*	Echelon Resources, Ltd.	7,950	4,072
*	Emporer Mines, Ltd.	324,668	107,453
	Energy Developments, Ltd.	385,015	1,126,556
*	Energy World Corp., Ltd.	325,630	6,251
#	Envestra, Ltd.	2,038,400	1,736,178
*	Environmental Solutions International, Ltd.	67,364	3,285
	Equigold NL	406,475	414,523
	Evans & Tate, Ltd.	164,154	32,794
#	Excel Coal, Ltd.	552,310	2,682,663
# *	Falcon Minerals, Ltd.	240,897	109,926
	Fantastic Holdings, Ltd.	240,681	648,160
	FKP, Ltd.	496,336	1,720,561
#	Fleetwood Corp., Ltd.	121,776	692,113
#	Flight Centre, Ltd.	263,233	1,937,141
	Forest Enterprises Australia, Ltd.	570,767	227,270
# *	Fortescue Metals Group, Ltd.	591,213	2,152,535
#	Funtastic, Ltd.	312,883	434,053
	Futuris Corp., Ltd.	1,834,464	2,663,562

2

	Gale Pacific, Ltd.	124,716	156,500
#	GasNet Australia Group	399,700	780,763
	Gazal Corp., Ltd.	104,542	235,108
# *	Genetic Technologies, Ltd.	830,383	336,953
*	Geodynamics, Ltd.	212,778	255,783
*	Giants Reef Mining, Ltd.	41,182	25,863
	Globe International, Ltd.	882,836	188,900
*	Gold Aura, Ltd.	41,097	2,166
*	Goldstream Mining NL	151,648	44,623
	Gowing Bros., Ltd.	79,311	156,340
*	Gradipore, Ltd.	248,857	322,344
	Graincorp, Ltd. Series A	97,210	792,286
	Grand Hotel Group	473,257	321,400
	GRD, Ltd.	494,134	951,479
#	Great Southern Plantations, Ltd.	834,289	1,944,329
	Green’s Foods, Ltd.	197,278	82,364
	GUD Holdings, Ltd.	174,840	976,025
#	Gunns, Ltd.	921,934	1,995,132
*	Gutnick Resources NL	17,866	656
	GWA International, Ltd.	746,413	1,670,204
# *	Hardman Resources, Ltd.	1,706,925	2,381,887
	Healthscope, Ltd.	517,334	2,296,002
*	Henry Walker Eltin Group, Ltd.	463,214	0
# *	Herald Resources, Ltd.	69,910	30,842
	HGL, Ltd.	89,156	123,646
#	Hills Industries, Ltd.	459,802	1,620,550
	Home Building Society, Ltd.	28,368	262,478
*	Horizon Oil, Ltd.	752,832	60,847
#	Housewares International, Ltd.	314,587	384,865
	HPAL, Ltd.	274,861	355,427
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	294,893
	IBA Health, Ltd.	552,155	186,869
*	ICSGlobal, Ltd.	155,693	41,305
	iiNet, Ltd.	293,557	414,452
*	Imdex, Ltd.	135,662	30,010
	Incitec Pivot, Ltd.	125,614	1,485,721
*	Independent Practitioner Network, Ltd.	457,414	26,677
*	Indophil Resources NL	638,264	291,036
	Infomedia, Ltd.	696,356	272,122
	Institute of Drug Technology Australia, Ltd.	82,205	113,587
	Integrated Group, Ltd.	145,820	194,425
	Integrated Research, Ltd.	261,513	109,747
	Integrated Tree Cropping, Ltd.	95,052	66,187
*	Intellect Holdings, Ltd.	48,363	674
*	Intermoco, Ltd.	1,067,459	41,092
*	International All Sports, Ltd.	58,815	16,268
	Invocare, Ltd.	240,393	706,074
#	IOOF Holdings, Ltd.	168,916	894,055
#	Iress Market Technology, Ltd.	281,018	889,818
	IWL, Ltd.	133,678	365,666
*	Ixla, Ltd.	89,921	1,528
#	JB Hi-Fi, Ltd.	281,832	810,753
#	Jones (David), Ltd.	1,190,508	2,120,094
#	Jubilee Mines NL	358,412	1,908,425
	Just Group, Ltd.	605,300	1,109,534
	K&S Corp., Ltd.	140,818	355,204
*	Kagara Zinc, Ltd.	437,281	572,969
*	Keycorp, Ltd.	156,412	171,974
*	Kids Campus, Ltd.	69,303	44,932
*	Kimberley Diamond Co. NL	274,068	273,755
*	Kings Minerals NL	516,989	70,644
#	Kingsgate Consolidated, Ltd.	218,112	669,995
	Kresta Holdings, Ltd.	231,002	36,794
*	Lakes Oil NL	2,260,738	33,350
	Lemarne Corp., Ltd.	20,790	37,522
*	Leyshon Resources, Ltd.	103,357	19,862
	Lighting Corp., Ltd.	180,200	83,837
*	Longreach Group, Ltd.	276,023	20,317
*	Lynas Corp., Ltd.	433,768	48,019
#	MacArthur Coal, Ltd.	482,490	1,898,769
	MacMahon Holdings, Ltd.	938,199	408,388
*	Macmin Silver, Ltd.	343,722	49,094
*	Macquarie Telecom Group, Ltd.	35,019	28,461
	Magellan Petroleum Australia, Ltd.	32,760	33,597
*	Magnesium International, Ltd.	32,803	33,889
*	Maryborough Sugar Factory, Ltd.	600	3,730
*	Matrix Oil NL	557,000	18,108

3

	MaxiTRANS Industries, Ltd.	482,299	285,206
#	McGuigan Simeon Wines, Ltd.	308,409	728,591
	McPherson’s, Ltd.	146,587	265,341
*	Medica Holdings, Ltd.	31,587	20,507
	Melbourne IT, Ltd.	85,583	84,252
*	Metabolic Pharmaceuticals, Ltd.	700,000	250,266
# *	Metal Storm, Ltd.	1,482,706	236,128
#	MFS, Ltd.	276,486	558,974
# *	Miller’s Retail, Ltd.	566,259	492,562
	Minara Resources, Ltd.	1,229,086	1,649,862
	Mincor Resources NL	492,383	250,241
	Monadelphous Group, Ltd.	206,244	634,395
*	Mosaic Oil NL	756,146	99,813
*	Multiemedia, Ltd.	4,822,552	42,982
*	MXL, Ltd.	932,804	60,733
	MYOB, Ltd.	917,057	773,102
	Namoi Cotton Cooperative, Ltd.	168,872	86,138
	National Can Industries, Ltd.	97,017	103,938
#	New Hope Corp., Ltd.	1,418,459	1,337,850
*	Norwood Abbey, Ltd.	326,063	110,579
*	Novera Energy, Ltd.	62,826	67,197
# *	Novogen, Ltd.	246,646	1,006,605
#	Nufarm, Ltd.	287,774	2,423,310
# *	Nylex, Ltd.	2,499,758	322,595
	Oakton, Ltd.	248,733	437,225
	Oamps, Ltd.	370,861	881,681
*	Occupational & Medical Innovations, Ltd.	31,208	26,317
# *	Oceana Gold, Ltd.	944,000	481,064
*	Orbital Engine Corp., Ltd.	537,358	39,586
	OrotonGroup, Ltd.	76,854	111,373
# *	Oxiana, Ltd.	3,013,469	3,073,919
	Pacific Brands, Ltd.	1,312,211	2,770,956
	Pacific Group, Ltd.	320,974	463,224
# *	Paladin Resources, Ltd.	1,233,382	1,906,368
*	Palm Springs, Ltd.	278,505	9,064
*	Pan Australian Resouces, Ltd.	550,000	88,474
*	Pan Pacific Petroleum NL	327,800	27,682
*	Panbio, Ltd.	58,078	11,675
	Paperlinx, Ltd.	1,465,430	3,690,921
*	Payce Consolidated, Ltd.	29,670	73,438
	Penfold Buscombe, Ltd.	85,065	111,297
*	People Telecom, Ltd.	535,431	43,499
	Peptech, Ltd.	379,247	357,653
*	Perilya, Ltd.	386,030	271,447
*	Perseverance Corp., Ltd.	1,265,363	315,472
*	Petra Diamonds, Ltd.	65,193	71,131
# *	Petsec Energy, Ltd.	253,743	313,453
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	59,041
*	PMP, Ltd.	761,276	806,922
*	Polartechnics, Ltd.	57,873	5,976
	Port Bouvard, Ltd.	108,200	179,825
*	Port Douglas Reef Resorts, Ltd.	251,655	1,859
*	PowerTel, Ltd. Series B	175,372	157,999
*	Prana Biotechnology, Ltd.	195,424	29,626
*	Precious Metals Australia, Ltd.	12,727	13,833
*	Preston Resources NL	64,000	518
	Primary Health Care, Ltd.	327,067	2,676,640
	Prime Television, Ltd.	294,381	784,629
*	Primelife Corp., Ltd.	215,916	194,348
*	Progen Industries, Ltd.	83,761	170,162
	Programmed Maintenance Service, Ltd.	167,811	427,329
# *	Psivida, Ltd.	467,864	222,020
	Queensland Cotton Holdings, Ltd.	64,879	177,034
	Ramsay Health Care, Ltd.	425,740	3,089,485
	Raptis Group, Ltd.	12,000	7,980
	Rebel Sport, Ltd.	173,512	343,278
	Redfire Resources NL	1,217,979	178,382
# *	Redflex Holdings, Ltd.	230,706	560,600
	Reece Australia, Ltd.	251,463	2,702,427
*	Reinsurance Australia Corp., Ltd.	399,993	104,668
#	Repco Corp., Ltd.	513,959	919,683
	Repcol, Ltd.	308,668	134,449
*	Resolute Mining, Ltd.	566,917	514,802
*	Resonance Health, Ltd.	29,264	2,153
	Ridley Corp., Ltd.	686,410	726,581
	Roberts, Ltd.	105,344	179,113

4

# *	Roc Oil Co., Ltd.	438,259	826,874
	Rock Building Society, Ltd.	25,092	85,280
	Ross Human Directions, Ltd.	128,454	49,772
	Rural Press, Ltd.	200,473	1,656,995
	S8, Ltd.	184,768	409,601
	SAI Global, Ltd.	309,247	615,414
*	Sally Malay Mining, Ltd.	402,323	199,746
	Salmat, Ltd.	302,282	764,259
	Schaffer Corp., Ltd.	33,766	123,158
	SDI, Ltd.	237,810	149,528
*	Sedimentary Holdings, Ltd.	577,321	98,068
	Select Harvests, Ltd.	108,707	1,182,765
	Senetas Corp., Ltd.	1,147,163	544,435
	Servcorp, Ltd.	187,972	521,733
	Seven Network, Ltd.	354,582	2,137,885
	SFE Corp., Ltd.	334,655	3,287,848
#	Sigma Co., Ltd.	375,345	3,778,026
*	Silex System, Ltd.	287,621	445,294
	Sims Group, Ltd.	150,718	1,893,092
*	Sino Gold, Ltd.	332,368	687,912
*	Sirtex Medical, Ltd.	96,109	142,503
	Skilled Engineering, Ltd.	214,074	499,812
	Smorgon Steel Group, Ltd.	2,267,594	2,445,189
	SMS Management & Technology, Ltd.	132,991	215,448
#	Southern Cross Broadcasting (Australia), Ltd.	152,380	1,477,652
*	Southern Pacific Petroleum NL	698,740	0
	SP Telecommunications, Ltd.	890,947	808,612
#	Spotless Group, Ltd.	541,495	1,924,987
*	St. Barbara Mines, Ltd.	1,085,500	241,103
	Star Games, Ltd.	219,830	248,431
*	Starpharma Holdings, Ltd.	258,219	104,415
	Straits Resources, Ltd.	414,410	747,891
*	Strategic Minerals Corp. NL	358,100	50,254
*	Strathfield Group, Ltd.	492,553	15,200
*	Striker Resources NL	435,484	10,290
#	STW Communications Group, Ltd.	469,342	1,047,551
#	Sunland Group, Ltd.	644,738	706,525
*	Super Cheap Auto Group, Ltd.	18,832	39,670
	Sydney Aquarium, Ltd.	49,135	213,127
# *	Sydney Gas, Ltd.	661,636	232,204
	Symex Holdings, Ltd.	203,321	203,136
*	Taipan Resources NL	2,475,883	109,635
*	Tandou, Ltd.	3,410	3,746
*	Tap Oil, Ltd.	407,790	812,344
	Technology One, Ltd.	705,539	296,906
*	Tectonic Resources NL	259,183	32,507
*	Television & Media Services, Ltd.	2,000,584	60,662
#	Ten Network Holdings, Ltd.	1,081,877	2,757,564
	Thakral Holdings Group	1,569,889	941,900
#	Timbercorp, Ltd.	638,246	1,345,300
*	Titan Resources, Ltd.	595,172	28,187
*	Tooth & Co., Ltd.	153,000	6,217
	Transfield Services, Ltd.	444,810	2,589,383
*	Triako Resources, Ltd.	31,217	23,127
	Troy Resources NL	96,896	222,277
	Trust Company of Australia, Ltd.	75,179	555,878
*	Union Resources, Ltd.	1,000,000	62,327
	United Group, Ltd.	326,858	2,729,995
*	Unitract, Ltd.	147,406	51,147
*	Universal Resources, Ltd.	109,414	8,043
*	Unwired Group, Ltd.	515,389	179,857
	UXC, Ltd.	297,944	200,067
	VeCommerce, Ltd.	13,680	17,268
*	Ventracor, Ltd.	502,158	420,804
*	Victoria Petroleum NL	2,180,492	48,143
	Villa World, Ltd.	229,021	238,999
*	Village Life, Ltd.	203,651	47,286
	Village Roadshow, Ltd.	591,536	1,252,836
*	Virotec International NL	507,775	314,343
	Vision Systems, Ltd.	433,578	572,462
*	Voicenet (Australia), Ltd.	495,284	8,043
	Volante Group, Ltd.	273,599	164,434
	Waterco, Ltd.	33,300	86,241
	Watpac, Ltd.	149,608	180,606
#	Wattyl, Ltd.	230,962	433,728
	Webster, Ltd.	122,278	67,627
*	Wedgetail Exploration NL	1,413,422	48,983

5

*	Western Areas NL	299,836	443,432
	WHK Group, Ltd.	197,909	739,002
	Wide Bay Capricorn Building Society, Ltd.	47,718	320,914
	Yates, Ltd.	60,281	2,340
TOTAL COMMON STOCKS			214,092,154

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	492,556

RIGHTS/WARRANTS — (0.0%)
*	Campbel Brothers, Ltd. Rights 12/20/05	22,254	23,430
*	Equigold NL Options 05/31/07	87,868	15,257
*	Erg, Ltd. Rights 11/29/05	658,869	1,460
*	Pan Pacific Petroleum NL Rights 12/13/05	163,900	2,906
*	Polartechnics, Ltd. Options 11/28/06	7,234	0
TOTAL RIGHTS/WARRANTS			43,053

TOTAL — AUSTRALIA			214,627,763

HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
*	139 Holdings, Ltd.	620,000	6,531
	ABC Communications (Holdings), Ltd.	930,000	79,031
	Aeon Credit Service (Asia) Co., Ltd.	740,000	582,555
	ALCO Holdings, Ltd.	740,000	295,326
	Allan International Holdings, Ltd.	592,000	71,654
	Allied Group, Ltd.	559,200	781,981
	Allied Properties, Ltd.	802,600	479,078
*	Anex International Holdings, Ltd.	152,000	1,921
*	Applied International Holdings, Ltd.	1,243,000	56,080
*	APT Satellite Holdings, Ltd.	599,000	105,573
*	Artel Solutions Group Holdings, Ltd.	2,315,000	35,671
	Arts Optical International Holdings, Ltd.	468,000	125,049
*	Asia Aluminum Holdings, Ltd.	7,172,000	664,340
*	Asia Commercial Holdings, Ltd.	72,800	4,682
	Asia Financial Holdings, Ltd.	1,976,908	501,150
*	Asia Logistics Technologies, Ltd.	22,140	4,563
	Asia Satellite Telecommunications Holdings, Ltd.	432,500	723,789
	Asia Standard International Group, Ltd.	6,780,000	235,322
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	15,718
	Associated International Hotels, Ltd.	898,000	780,574
	Automated Systems Holdings, Ltd.	340,000	83,171
*	B.A.L. Holdings, Ltd.	406	11
	Baltrans Holdings, Ltd.	376,000	174,064
*	Beijing Development (Hong Kong), Ltd.	166,000	16,269
*	Bestway International Holdings, Ltd.	6,124,000	143,207
	Bossini International Holdings, Ltd.	2,493,500	298,571
	Bright International Group, Ltd.	710,000	45,670
#	Cafe de Coral Holdings, Ltd.	1,016,000	1,178,010
*	Capital Prosper, Ltd.	480,000	6,421
	Capital Strategic Investment, Ltd.	30,500	4,549
*	Carico Holdings, Ltd.	2,948	53
	Cash Financial Services Group, Ltd.	27,018	1,081
*	Casil Telecommunications Holdings, Ltd.	1,420,000	60,406
*	Catic International Holdings, Ltd.	5,332,000	53,395
	CCT Telecom Holdings, Ltd.	472,970	60,187
	CEC International Holdings, Ltd.	220,279	3,947
*	Celestial Asia Securities Holdings, Ltd.	426,036	12,338
*	Central China Enterprises, Ltd.	210,400	19,535
#	Champion Technology Holdings, Ltd.	2,029,390	300,348
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,505,784
	Chen Hsong Holdings, Ltd.	1,210,000	684,796
	Cheuk Nang (Holdings), Ltd.	113,344	58,423
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,129
	Chevalier International Holdings, Ltd.	441,482	443,274
	Chevalier Itech Holdings, Ltd.	355,250	68,924
*	China Aerospace International Holdings, Ltd.	3,384,000	139,341
*	China Bio-medical Group, Ltd.	415,000	8,027
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Electronics Corp. Holdings Co., Ltd.	668,250	115,892
	China Everbright International, Ltd.	3,945,000	200,623
*	China Everbright Technology, Ltd.	3,244,000	104,185
*	China Gas Holdings, Ltd.	3,970,000	668,454
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,930

6

*	China Insurance International Holdings Co., Ltd.	2,196,000	889,527
*	China Investments Holdings, Ltd.	210,000	4,550
*	China Merchants Dichain (Asia), Ltd.	7,160,000	42,473
*	China Motion Telecom International, Ltd.	257,000	5,439
	China Motor Bus Co., Ltd.	74,000	596,417
*	China Nan Feng Group, Ltd.	28,800	250
#	China National Aviation Co., Ltd.	4,896,000	901,731
	China Online (Bermuda), Ltd.	296,240	48,176
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	2,356,000	397,357
	China Rare Earth Holdings, Ltd.	1,180,000	116,900
	China Resources Land, Ltd.	2,658,000	1,007,398
	China Resources Logic, Ltd.	3,796,000	370,888
*	China Rich Holdings, Ltd.	676,000	10,408
*	China Sci-Tech Holdings, Ltd.	278,600	4,669
*	China Star Entertainment, Ltd.	440,292	12,979
*	China Strategic Holdings, Ltd.	1,368,500	151,594
	Chinney Investments, Ltd.	1,144,000	101,426
	Chitaly Holdings, Ltd.	274,000	111,090
#	Chow Sang Sang Holdings International, Ltd.	865,680	347,901
	Chuangs China Investments, Ltd.	1,347,000	73,630
	Chuang’s Consortium International, Ltd.	1,858,884	147,853
	Chun Wo Holdings, Ltd.	1,671,917	154,502
	Chung Tai Printing Holdings, Ltd.	548,000	81,704
*	CITIC 21CN Co., Ltd.	6,230,000	968,879
*	CITIC Resources Holdings, Ltd.	7,624,000	1,050,468
	City e Solutions, Ltd.	186,000	19,738
*	City Telecom (H.K.), Ltd.	1,070,000	92,441
# *	Clear Media, Ltd.	635,000	574,546
*	Climax International Co., Ltd.	296,000	914
	CNPC (Hong Kong), Ltd.	6,430,000	1,339,507
*	CNT Group, Ltd.	3,078,000	48,629
*	Coastal Greenland, Ltd.	2,440,000	85,784
	COFCO International, Ltd.	3,080,000	1,230,753
*	Compass Pacific Holdings, Ltd.	624,000	9,656
*	Computer & Technologies Holdings, Ltd.	432,000	44,524
	Continental Holdings, Ltd.	98,825	10,114
	Continental Mariner Investment Co., Ltd.	1,328,000	211,781
	COSCO International Holdings, Ltd.	2,573,600	340,716
	Coslight Technology International Group, Ltd.	626,000	116,179
	Cosmos Machinery Enterprises, Ltd.	1,126,400	50,133
*	Crocodile Garments, Ltd.	1,539,000	91,327
	Cross Harbour Tunnel Co., Ltd.	458,520	350,995
*	Culturecom Holdings, Ltd.	3,767,000	77,001
*	Dah Hwa International Holdings, Ltd.	2,354,000	78,249
*	Dan Form Holdings Co., Ltd.	2,386,600	118,076
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	67,254
	Dickson Concepts International, Ltd.	548,130	740,451
	Digital China Holdings, Ltd.	1,416,000	405,937
*	DVN Holdings, Ltd.	744,490	129,686
*	Dynamic Global Holdings, Ltd.	3,522,000	19,076
	Dynamic Holdings, Ltd.	244,000	45,175
*	Eagle Nice (International) Holdings, Ltd.	70,000	26,150
	Easyknit International Holdings, Ltd.	282,860	6,758
*	Eforce Holdings, Ltd.	2,620,000	5,728
	Egana Jewelry & Pearls, Ltd.	331,789	46,453
#	Eganagoldfeil Holdings, Ltd.	2,017,235	464,049
*	Emperor Entertainment Hotel, Ltd.	1,320,000	386,030
	Emperor International Holdings, Ltd.	1,780,360	429,761
*	e-New Media Co., Ltd.	320,000	14,860
# *	eSun Holdings, Ltd.	803,600	200,719
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	80,183
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	42,600	26,070
#	Far East Consortium International, Ltd.	2,907,239	1,034,670
*	Far East Hotels & Entertainment, Ltd.	1,853,000	91,460
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,201
	First Natural Foods Holdings, Ltd.	295,000	17,839
	First Sign International Holdings, Ltd.	1,424,000	43,952
#	Fong’s Industries Co., Ltd.	664,000	470,121
*	Forefront International Holdings, Ltd.	658,000	48,366
*	Fortuna International Holdings, Ltd.	9,344,000	12,049
*	Foundation Group, Ltd.	83,800	321
*	Founder Holdings, Ltd.	1,854,000	78,780
	Fountain Set Holdings, Ltd.	1,394,000	600,955
	Four Seas Frozen Food Holdings, Ltd.	347,184	42,555
	Four Seas Mercantile Holdings, Ltd.	592,000	213,757
*	Fujian Holdings, Ltd.	237,800	5,152

7

	Fujikon Industrial Holdings, Ltd.	532,000	90,449
*	Fushan Holdings, Ltd.	2,566,000	301,570
	Galaxy Entertainment Group, Ltd.	392,636	198,094
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	35,487
	Giordano International, Ltd.	2,992,000	1,686,601
	Global China Group Holdings, Ltd.	3,022,000	143,091
	Global Green Tech Group, Ltd.	1,336,000	122,102
*	Global Tech (Holdings), Ltd.	5,612,000	36,185
	Glorious Sun Enterprises, Ltd.	1,650,000	657,952
	Gold Peak Industries (Holdings), Ltd.	1,059,250	186,706
*	Goldbond Group Holdings, Ltd.	2,609,500	39,799
	Golden Meditech Company, Ltd.	1,500,119	286,965
	Golden Resources Development International, Ltd.	1,456,500	60,043
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	194,853
*	Golik Holdings, Ltd.	930,500	30,590
*	Good Fellow Group, Ltd.	3,488,000	68,819
	Grande Holdings, Ltd.	502,000	398,927
*	Great Wall Cybertech, Ltd.	15,795,170	20,369
	Group Sense (International), Ltd.	2,062,000	156,320
	Guangdong Brewery Holdings, Ltd.	2,518,000	906,750
*	Guangnan Holdings, Ltd.	14,216,000	236,174
	Guangzhou Investment Co., Ltd.	11,834,000	1,429,967
*	Guo Xin Group, Ltd.	3,640,000	14,450
	Guorun Holdings, Ltd.	3,570,000	179,404
	GZI Transport, Ltd.	1,820,000	632,078
	Hang Fung Gold Technology, Ltd.	1,040,482	125,740
	Hang Ten Group Holdings, Ltd.	705,850	81,728
	Hanny Holdings, Ltd.	189,984	97,343
*	Hansom Eastern (Holdings), Ltd.	173,661	15,990
	Harbour Centre Development, Ltd.	517,000	787,716
	Harbour Ring International Holdings, Ltd.	11,000,000	1,034,141
*	Hen Fung Holdings, Ltd.	1,914,000	26,754
	Heng Tai Consumables Group, Ltd.	615,000	96,516
	Hengan International Group Co., Ltd.	1,800,000	1,888,835
	High Fashion International, Ltd.	268,000	56,750
#	HKR International, Ltd.	2,111,260	1,014,737
	Hon Kwok Land Investment Co., Ltd	572,535	138,115
	Hong Kong Catering Management, Ltd.	512,000	85,874
*	Hong Kong Construction Holdings, Ltd.	1,080,000	87,659
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	785,019
*	Hong Kong Parkview Group, Ltd.	1,130,000	53,916
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,882
	Hongkong Chinese, Ltd.	2,126,000	248,742
*	Hop Hing Holdings, Ltd.	660,265	19,328
	Hopson Development Holdings, Ltd.	920,000	1,210,165
	Hsin Chong Construction Group, Ltd.	1,569,658	93,712
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	88,143
*	Huabao International Holdings, Ltd.	19,300	2,809
	Huafeng Textile International Group, Ltd.	248,000	12,114
*	Hualing Holdings, Ltd.	3,360,000	45,375
	Hung Hing Printing Group, Ltd.	935,748	494,799
*	Hycomm Wireless, Ltd.	4,709,000	41,821
	I-Cable Communications, Ltd.	3,312,000	823,163
*	I-China Holdings, Ltd.	375,756	7,266
#	IDT International, Ltd.	4,028,486	285,777
*	Imagi International Holdings, Ltd.	137,400	26,522
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	58,475
*	Interchina Holdings Co., Ltd.	8,130,000	28,181
	International Bank of Asia, Ltd.	1,636,000	557,875
*	Inworld Group, Ltd.	3,054	4
	ITC Corp., Ltd.	479,460	30,518
	JCG Holdings, Ltd.	1,380,000	1,395,192
	Jinhui Holdings Co., Ltd.	576,000	128,075
	Joyce Boutique Holdings, Ltd.	1,530,000	97,146
*	Junefield Department Store Group, Ltd.	256,000	2,971
#	K Wah International Holdings, Ltd.	4,438,364	942,831
*	Kader Holdings Co., Ltd.	545,600	17,972
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	50,319
	Karrie International Holdings, Ltd.	488,000	191,610
	Keck Seng Investments (Hong Kong), Ltd.	858,600	240,992
	Kee-Shing Holdings Co., Ltd.	886,000	105,921
	Kin Yat Holdings, Ltd.	586,000	51,209
	King Fook Holdings, Ltd.	1,000,000	48,640
*	King Pacific International Holdings, Ltd.	1,404,200	22,092
	Kingdee International Software Group Co., Ltd.	638,000	150,259
	Kingmaker Footwear Holdings, Ltd.	1,100,955	188,747

8

*	Kong Sun Holdings, Ltd.	2,198,000	7,086
#	Kowloon Development Co., Ltd.	1,054,000	1,146,120
*	KPI Co., Ltd.	396,000	6,686
	KTP Holdings, Ltd.	560,400	33,399
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,992
*	Lai Sun Development Co., Ltd.	17,132,000	294,233
*	Lai Sun Garment (International), Ltd.	2,325,000	134,081
	Lam Soon (Hong Kong), Ltd.	302,310	107,760
	Le Saunda Holdings, Ltd.	236,000	28,337
*	Leadership Publishing Group, Ltd.	250,511	485
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
	Lee & Man Holdings, Ltd.	566,000	74,350
	Lerado Group (Holding) Co., Ltd.	1,048,000	55,349
*	LifeTec Group, Ltd.	1,383,000	14,586
	Lippo, Ltd.	1,074,760	230,301
	Liu Chong Hing Bank, Ltd.	772,000	1,193,442
	Liu Chong Hing Investment, Ltd.	635,200	605,014
	Luk Fook Holdings (International), Ltd.	690,000	131,325
	Luks Industrial Group, Ltd.	645,555	91,226
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	808,637
*	MACRO-LINK International Holdings, Ltd.	1,036,250	22,031
*	Mae Holdings, Ltd.	111,000	1,003
	Magnificent Estates, Ltd.	8,368,000	132,091
*	Magnum International Holdings, Ltd.	300,000	2,631
	Mainland Headwear Holdings, Ltd.	410,000	135,771
*	Mansion House Group, Ltd.	1,820,000	16,806
	Matrix Holdings, Ltd.	402,000	112,609
	Matsunichi Communications Holdings, Ltd.	806,000	158,772
*	Mei Ah Entertainment Group, Ltd.	1,142,000	40,569
	Melbourne Enterprises, Ltd.	45,500	184,314
	Midas International Holdings, Ltd.	774,000	47,922
	Midland Realty (Holding), Ltd.	1,352,000	618,590
*	Min Xin Holdings, Ltd.	753,200	145,389
	Miramar Hotel & Investment Co., Ltd.	607,000	868,813
*	Morning Star Resources, Ltd.	1,845,000	12,809
*	Moulin International Holdings, Ltd.	699,274	455,386
	Multi-Asia International Holdings, Ltd.	460,920	41,552
	Nanyang Holdings, Ltd.	137,500	170,183
	National Electronics Holdings, Ltd.	2,156,000	61,531
	Natural Beauty Bio-Technology, Ltd.	1,610,000	122,184
	New Island Printing Holdings, Ltd.	176,000	12,029
*	New World Cyberbase, Ltd.	72,628	1,458
*	New World TMT, Ltd.	1,380,600	127,957
	Newocean Green Energy Holdings, Ltd.	393,120	28,759
*	Next Media, Ltd.	2,912,000	1,189,352
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	202,142
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,172
# *	Onfem Holdings, Ltd.	1,266,000	68,317
	Orient Power Holdings, Ltd.	804,000	22,364
*	Oriental Metals, Ltd.	1,375,780	354,210
	Oriental Press Group, Ltd.	4,318,000	784,185
	Oriental Watch Holdings, Ltd.	398,000	75,762
	Pacific Andes International Holdings, Ltd.	1,172,000	211,226
	Pacific Century Insurance Holdings, Ltd.	1,272,000	441,555
	Pacific Century Premium Developments, Ltd.	4,415,000	1,275,181
*	Pacific Plywood Holdings, Ltd.	4,430,000	13,081
#	Paul Y. ITC Construction Holdings, Ltd.	2,332,333	420,336
	Peace Mark Holdings, Ltd.	1,568,022	432,784
*	Pegasus International Holdings, Ltd.	226,000	29,101
	Perfectech International Holdings, Ltd.	571,450	41,938
	Pico Far East Holdings, Ltd.	1,190,000	291,829
	Playmates Holdings, Ltd.	2,619,000	353,166
	Pokfulam Development Co., Ltd.	234,000	94,052
*	Pokphand (C.P.) Co., Ltd.	3,300,000	169,349
*	Poly Investments Holdings, Ltd.	2,670,000	46,248
#	Prime Success International Group, Ltd.	3,032,000	1,326,109
	Proview International Holdings, Ltd.	944,000	75,101
# *	QPL International Holdings, Ltd.	1,191,000	93,334
	Quality Healthcare Asia, Ltd.	133,800	38,808
	Raymond Industrial, Ltd.	605,400	189,070
	Regal Hotels International Holdings, Ltd.	14,410,000	976,811
*	Rexcapital International Holdings, Ltd.	1,272,905	24,354
*	Riche Multi-Media Holdings, Ltd.	7,060,000	190,658
*	Rivera Holdings, Ltd.	3,620,000	94,070
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,053,000	779,908
	Roadshow Holdings, Ltd.	1,456,000	133,084

9

	S.A.S.Dragon Holdings, Ltd.	1,696,000	166,845
#	Sa Sa International Holdings, Ltd.	2,364,000	851,103
	Safety Godown Co., Ltd.	408,000	149,245
	Saint Honore Holdings, Ltd.	128,000	32,507
	San Miguel Brewery Hong Kong, Ltd.	612,800	127,190
	SCMP Group, Ltd.	2,902,000	1,022,242
	Sea Holdings, Ltd.	832,000	308,967
*	Seapower Resources International, Ltd.	6,651,680	123,453
	SEEC Media Group, Ltd.	2,550,000	116,407
*	Shanghai Allied Cement, Ltd.	1,152,080	30,653
*	Shanghai Century Holdings, Ltd.	7,142,000	136,575
*	Shanghai Ming Yuan Holdings, Ltd.	4,100,000	316,811
#	Shanghai Real Estates, Ltd.	2,234,000	322,622
	Shaw Brothers Hong Kong, Ltd.	134,000	163,794
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	158,032
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	65,421
	Shenzhen International Holdings, Ltd.	18,225,000	557,547
	Shougang Concord Century Holdings, Ltd.	1,676,000	94,849
*	Shougang Concord Grand (Group), Ltd.	1,701,000	106,007
*	Shougang Concord International Enterprises Co., Ltd.	7,288,000	464,060
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	148,851
	Shui On Construction & Materials, Ltd.	468,000	783,670
*	Shun Ho Resources Holdings, Ltd.	483,000	30,671
	Shun Ho Technology Holdings, Ltd.	1,037,452	68,256
	Silver Grant International Industries, Ltd.	3,295,000	975,035
*	Sincere Co., Ltd.	505,500	26,430
#	Singamas Container Holdings, Ltd.	998,000	570,356
	Sino Biopharmaceutical, Ltd.	1,440,000	301,400
*	Sino Gas Group, Ltd.	417,600	8,611
	Sino Golf Holdings, Ltd.	438,000	43,486
*	Sino Prosper Holdings, Ltd.	840,000	68,189
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	199,982
*	Sino-I.com, Ltd.	29,533,158	421,788
	Sinolink Worldwide Holdings, Ltd.	3,933,600	1,052,565
	Sinopec Kantons Holdings, Ltd.	1,638,000	249,230
	Skynet (International Group) Holdings, Ltd.	1,074	99
	SNP Leefung Holdings, Ltd.	180,000	26,197
*	Softbank Investment International (Strategic), Ltd.	7,398,000	47,506
*	Solartech International Holdings, Ltd.	49,600	1,526
	South China Brokerage Co., Ltd.	4,872,000	34,304
	South China Industries, Ltd.	1,124,000	95,665
*	South Sea Holdings Co., Ltd.	106,972,743	536,748
	Southeast Asia Properties & Finance, Ltd.	263,538	35,684
	Starlight International Holdings, Ltd.	1,311,292	116,412
	Starlite Holdings, Ltd.	694,000	66,058
	Stelux Holdings International, Ltd.	1,307,702	131,276
	Styland Holdings, Ltd.	101,808	289
*	Sun Fook Kong Holdings, Ltd.	386,000	8,446
	Sun Hing Vision Group Holdings, Ltd.	358,000	91,399
	Sun Hung Kai & Co., Ltd.	2,048,600	554,369
*	Sun Innovation Holdings, Ltd.	1,420,360	6,603
	Sunway International Holdings, Ltd.	866,000	22,510
*	Suwa International Holdings, Ltd.	1,062,000	37,705
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	86,619
	Symphony Holdings, Ltd.	1,865,000	258,960
	Tack Fat Group International, Ltd.	1,472,000	145,727
	Tack Hsin Holdings, Ltd.	542,000	20,543
	Tai Cheung Holdings, Ltd.	1,013,000	501,394
	Tai Fook Securities Group, Ltd.	590,000	71,453
	Tai Sang Land Development, Ltd.	471,984	148,277
	Tak Shun Technology Group, Ltd.	2,088,000	62,623
	Tak Sing Alliance Holdings, Ltd.	2,909,865	116,224
#	Tan Chong International, Ltd.	1,212,000	267,089
	TCC International Holdings, Ltd.	1,124,000	158,813
#	TCL International Holdings, Ltd.	6,078,000	955,477
*	Technology Venture Holdings, Ltd.	586,000	8,386
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,587
	Tern Properties Co., Ltd.	61,200	20,125
	Texwinca Holdings, Ltd.	1,558,000	1,104,553
*	The Sun’s Group, Ltd.	17,004,000	21,928
*	Tian An China Investments Co., Ltd.	1,238,275	339,196
	Tian Teck Land, Ltd.	1,098,000	368,927
	Tianjin Development Holdings, Ltd.	1,632,000	787,113
*	Tidetime Sun (Group), Ltd.	196,280	4,303
#	Titan Petrochemicals Group, Ltd.	7,340,000	575,210
*	Tomorrow International Holdings, Ltd.	165,000	14,671

10

	Tongda Group Holdings, Ltd.	2,780,000	56,576
	Tonic Industries Holdings, Ltd.	1,380,000	30,190
	Top Form International, Ltd.	1,586,000	361,727
	Topsearch International (Holdings), Ltd.	204,000	23,099
	Tristate Holdings, Ltd.	138,000	40,800
	Truly International Holdings, Ltd.	840,000	962,818
	Tungtex (Holdings) Co., Ltd.	788,000	238,692
*	Tysan Holdings, Ltd.	1,040,773	27,271
*	U-Cyber Technology Holdings, Ltd.	432,800	5,517
*	United Power Investment, Ltd.	3,328,000	100,697
*	Universal Holdings Ltd	12,220,000	114,515
*	Universe International Holdings, Ltd.	573,339	3,384
	U-Right International Holdings, Ltd.	3,060,000	92,572
	USI Holdings, Ltd.	928,999	298,262
	Van Shung Chong Holdings, Ltd.	359,335	34,819
#	Varitronix International, Ltd.	534,293	361,110
	Veeko International Holdings, Ltd.	1,420,000	42,132
	Victory City International Holdings, Ltd.	879,696	254,417
	Vital Biotech Holdings, Ltd.	470,000	12,646
	Vitasoy International Holdings, Ltd.	1,593,000	615,937
#	Vtech Holdings, Ltd.	418,000	1,414,059
	Wah Ha Realty Co., Ltd.	278,600	43,112
*	Wah Nam International Holdings, Ltd.	38,696	984
	Wai Kee Holdings, Ltd.	1,265,738	251,168
	Wang On Group, Ltd.	57,476	15,517
	Wellnet Holdings, Ltd.	2,059,200	161,713
*	Winfoong International, Ltd.	1,210,000	75,670
	Wing On Co. International, Ltd.	565,000	759,819
*	Wing Shan International, Ltd.	896,000	31,323
	Wisdom Venture Holdings, Ltd.	2,366,000	152,644
	Wong’s International (Holdings), Ltd.	737,641	56,080
*	Wonson International Holdings, Ltd.	1,010,000	9,768
	World Houseware (Holdings), Ltd.	605,700	15,073
	Y. T. Realty Group, Ltd.	965,000	120,205
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	133,127
*	Yanion International Holdings, Ltd.	488,000	21,977
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	38,284
	YGM Trading, Ltd.	228,000	305,684
	Yip’s Chemical Holdings, Ltd.	674,000	190,884
	Yugang International, Ltd.	11,916,000	155,834
*	Yunnan Enterprises Holdings, Ltd.	240,000	8,869
*	Zhu Kuan Development Co., Ltd.	646,000	40,692
TOTAL COMMON STOCKS			97,713,094

RIGHTS/WARRANTS — (0.0%)
*	Anex International Holdings, Ltd. Rights 11/29/05	60,800	78
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	405,878	0
*	China Credit Holdings Warrants 07/31/06	191,400	296
*	Foundation Group, Ltd. Rights 12/12/05	251,400	217
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	2,584
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,378
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	851
*	QPL International Holdings, Ltd. Rights 12/20/05	238,200	0
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	445
TOTAL RIGHTS/WARRANTS			5,849

TOTAL — HONG KONG			97,718,943

SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
*	Acma, Ltd.	3,040,700	80,906
	Airocean Group, Ltd.	1,649,000	116,867
*	Alliance Technology & Development, Ltd.	156,000	9,685
#	Amtek Engineering, Ltd.	799,625	234,475
	Apollo Enterprises, Ltd.	193,000	64,567
	Armstrong Industrial Corp.	1,460,000	129,059
*	ASA Group Holdings, Ltd.	586,000	48,561
#	Ascott Group, Ltd.	1,807,250	725,157
	Aussino Group, Ltd.	967,000	230,766
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	200,586
	Beyonics Technology, Ltd.	1,945,800	463,642
	Bonvests Holdings, Ltd.	825,000	360,080
#	Brilliant Manufacturing, Ltd.	1,855,000	361,609
*	Broadway Industrial Group, Ltd.	461,000	133,422

11

#	Bukit Sembawang Estates, Ltd.	107,001	734,250
	CH Offshore, Ltd.	823,200	175,041
*	Chemical Industries (Far East), Ltd.	105,910	43,836
	China Merchants Holdings Pacific, Ltd.	652,000	258,854
	Chip Eng Seng Corp., Ltd.	1,775,000	174,008
	Chosen Holdings, Ltd.	1,284,000	147,874
#	Chuan Hup Holdings, Ltd.	4,385,000	998,758
	Chuan Soon Huat Industrial Group, Ltd.	614,000	103,286
	CIH, Ltd.	506,699	480,858
*	CK Tang, Ltd.	614,000	184,767
*	Compact Metal Industries, Ltd.	643,000	7,599
	Courts Singapore, Ltd.	495,000	181,171
*	CSC Holdings, Ltd.	672,000	19,701
	CSE Global, Ltd.	1,262,000	536,957
	CWT Distribution, Ltd.	461,500	223,565
	Eagle Brand Holdings, Ltd.	5,158,000	182,979
	Eastern Asia Technology, Ltd.	1,844,260	108,662
*	Eastgate Technology, Ltd.	870,000	28,307
*	Econ International, Ltd.	2,267,000	13,404
	ECS Holdings, Ltd.	1,375,000	248,079
	Eng Wah Organisation, Ltd.	265,000	49,344
	Engro Corp., Ltd.	236,000	120,279
*	Firstlink Investments Corp., Ltd.	995,000	37,709
	Freight Links Express Holdings, Ltd.	3,368,000	119,432
	Frontline Technologies Corp., Ltd.	3,170,000	215,237
#	Fu Yu Manufacturing, Ltd.	2,273,750	710,877
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,288
	G & W Group Holdings, Ltd.	252,314	23,679
	GB Holdings, Ltd.	200,000	106,132
	Ges International, Ltd.	2,909,000	1,633,807
	GK Goh Holdings, Ltd.	1,494,000	725,128
	Goodpack, Ltd.	1,592,000	1,668,029
	GP Industries, Ltd.	1,516,000	715,956
	Guocoland, Ltd.	1,215,000	1,111,722
	Hiap Moh Corp., Ltd.	34,874	6,392
	Ho Bee Investment, Ltd.	761,000	294,308
	Hong Fok Corp., Ltd.	1,796,000	503,956
#	Hong Leong Asia, Ltd.	1,048,000	935,821
*	Horizon Education & Technologies, Ltd.	2,054,000	230,337
	Hotel Grand Central, Ltd.	875,280	338,330
	Hotel Plaza, Ltd.	1,189,000	722,631
	Hotel Properties, Ltd.	1,675,000	1,424,988
	Hour Glass, Ltd.	298,000	126,323
	HTL International Holdings, Ltd.	1,471,875	1,148,193
	Huan Hsin Holdings, Ltd.	1,138,400	410,083
	Hup Seng Huat, Ltd.	900,200	210,338
	Hwa Hong Corp., Ltd.	2,488,000	859,628
	IDT Holdings, Ltd.	718,000	390,610
*	Inno-Pacific Holdings, Ltd.	680,000	8,029
	Innovalues Precision, Ltd.	520,000	178,817
	International Factors (Singapore), Ltd.	290,000	102,749
*	Internet Technology Group, Ltd.	874,408	12,925
*	Interra Resources, Ltd.	37,086	5,136
*	Intraco, Ltd.	292,500	58,190
	Isetan (Singapore), Ltd.	122,500	336,788
	Jaya Holdings, Ltd.	2,733,000	2,004,320
	JK Yaming International, Ltd.	907,000	191,329
	Jurong Cement, Ltd.	132,500	54,841
	Jurong Engineering, Ltd.	137,000	203,070
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,723,958
	K1 Ventures, Ltd.	5,340,500	1,055,430
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,539,291
	Khong Guan Flour Milling, Ltd.	19,000	18,424
	Kian Ann Engineering, Ltd.	868,000	77,175
	Kian Ho Bearings, Ltd.	521,000	46,223
*	Koh Brothers, Ltd.	1,494,000	92,464
*	L & M Group Investments, Ltd.	7,107,100	21,011
#	Labroy Marine, Ltd.	3,343,000	1,675,495
*	LanTroVision (S), Ltd.	1,117,500	16,398
*	LC Development, Ltd.	2,041,254	125,766
	Lee Kim Tah Holdings, Ltd.	1,600,000	321,789
*	Leong Hin Holdings, Ltd.	657,500	182,223
*	Liang Huat Aluminium, Ltd.	2,954,000	17,463
	Lion Asiapac, Ltd.	473,000	47,314
	Low Keng Huat Singapore, Ltd.	372,000	175,193
	Lum Chang Holdings, Ltd.	1,134,030	137,416
	Magnecomp International, Ltd.	931,000	548,967

12

	Manufacturing Integration Technology, Ltd.	588,000	39,814
	MCL Land, Ltd.	1,427,000	1,179,961
*	Mediaring.Com, Ltd.	3,410,000	512,835
	Metro Holdings, Ltd.	2,256,960	903,790
	MMI Holdings, Ltd.	1,994,000	681,459
	Multi-Chem, Ltd.	1,263,000	139,146
	Nera Telecommunications, Ltd.	1,450,000	373,079
	New Toyo International Holdings, Ltd.	1,043,000	292,862
	Norelco Centreline Holdings, Ltd.	941,000	224,570
*	Orchard Parade Holdings, Ltd.	1,084,022	459,062
#	Osim International, Ltd.	1,638,000	1,559,495
	Ossia International, Ltd.	728,332	63,700
	Pan-United Corp., Ltd.	2,193,000	604,434
	Pan-United Marine, Ltd.	1,096,500	303,173
	PCI, Ltd.	734,000	240,236
	Pertama Holdings, Ltd.	459,750	93,976
	Popular Holdings, Ltd.	1,813,000	450,564
	PSC Corp., Ltd.	5,723,200	287,419
*	Qian Hu Corp., Ltd.	408,200	55,019
#	Robinson & Co., Ltd.	284,832	969,806
	Rotary Engineering, Ltd.	1,624,000	425,577
	San Teh, Ltd.	838,406	168,514
	SBS Transit, Ltd.	1,011,000	1,314,361
	Sea View Hotel, Ltd.	66,000	3,048
*	Seatown Corp., Ltd.	101,000	1,792
	Sembawang Kimtrans, Ltd.	1,295,000	390,016
	Sin Soon Huat, Ltd.	1,307,000	123,548
	Sing Investments & Finance, Ltd.	141,750	125,558
#	Singapore Food Industries, Ltd.	1,707,000	1,077,666
	Singapore Reinsurance Corp., Ltd	1,540,935	281,931
	Singapore Shipping Corp., Ltd.	1,930,000	541,434
	Singapura Finance, Ltd.	139,250	137,389
	SMB United, Ltd.	2,010,000	178,196
	SNP Corp., Ltd.	466,495	251,054
*	SP Corp., Ltd.	454,000	18,791
	Stamford Land Corp., Ltd.	3,229,000	551,837
	Straits Trading Co., Ltd.	1,117,200	1,861,008
*	Sunright, Ltd.	378,000	58,186
	Superbowl Holdings, Ltd.	490,000	60,613
	Superior Metal Printing, Ltd.	490,500	47,693
	Thakral Corp., Ltd.	6,028,000	286,556
	Tiong Woon Corp. Holding, Ltd.	1,359,000	160,572
*	Transmarco, Ltd.	106,500	57,619
	Trek 2000 International, Ltd.	1,004,000	284,429
	TSM Resources, Ltd.	1,502,000	265,446
	TT International, Ltd.	2,109,600	155,152
*	Tuan Sing Holdings, Ltd.	3,362,000	215,996
*	Ultro Technologies, Ltd.	530,000	17,080
	Unisteel Technology, Ltd.	974,000	1,047,139
	United Engineers, Ltd.	846,666	902,887
	United Overseas Insurance, Ltd.	125,500	281,910
	United Pulp & Paper Co., Ltd.	354,000	95,656
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,023,945
	Vicom, Ltd.	120,000	65,196
	WBL Corp., Ltd.	647,000	1,462,735
	Xpress Holdings, Ltd.	1,392,000	41,137
*	Yongnam Holdings, Ltd.	1,506,000	26,316
TOTAL COMMON STOCKS			57,276,472

RIGHTS/WARRANTS — (0.0%)
*	Amtek Engineering, Ltd. Rights 12/02/05	799,625	96,924
*	China Dairy Group Warrants 12/22/07	300,400	7,105
TOTAL RIGHTS/WARRANTS			104,029

TOTAL — SINGAPORE			57,380,501

NEW ZEALAND — (4.6%)
COMMON STOCKS — (4.6%)
*	AFFCO Holdings, Ltd.	1,806,887	519,834
	Cavalier Corp., Ltd.	283,674	532,189
	CDL Hotels New Zealand, Ltd.	1,387,344	584,108
	CDL Investments New Zealand, Ltd.	328,510	89,852
	Colonial Motor Co., Ltd.	126,795	263,216
	Ebos Group, Ltd.	112,108	346,630
*	Evergreen Forests, Ltd.	323,301	66,514

13

	Hallenstein Glassons Holdings, Ltd.	241,638	812,414
	Hellaby Holdings, Ltd.	201,679	686,173
	Horizon Energy Distribution, Ltd.	40,420	116,243
	Met Lifecare, Ltd.	270,895	737,659
	Michael Hill International, Ltd.	156,746	890,118
*	New Zealand Oil & Gas, Ltd.	584,872	377,126
	New Zealand Refining Co., Ltd.	812,890	3,259,449
	Northland Port Corp. (New Zealand), Ltd.	219,997	441,147
#	Nuplex Industries, Ltd.	282,590	841,376
*	Pacific Retail Group, Ltd.	194,156	240,220
#	Port of Tauranga, Ltd.	541,952	1,660,735
	Provenco Group, Ltd.	281,600	162,230
	Pyne Gould Guinness, Ltd.	581,127	926,240
	Restaurant Brand New Zealand, Ltd.	369,175	326,354
	Richina Pacific, Ltd.	309,644	111,315
*	Rubicon, Ltd.	995,760	641,444
	Ryman Healthcare Group, Ltd.	415,999	1,606,801
	Sanford, Ltd.	418,047	1,246,469
	Scott Technology, Ltd.	60,843	89,493
*	Seafresh New Zealand, Ltd.	80,520	1,585
	South Port New Zealand, Ltd.	30,744	25,346
	Steel & Tube Holdings, Ltd.	379,638	1,120,164
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	37,534
	Tourism Holdings, Ltd.	402,452	418,359
*	Trans Tasman Properties, Ltd.	2,311,308	810,850
	Waste Management NZ, Ltd.	430,471	1,888,981

TOTAL — NEW ZEALAND			21,878,168

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Aliran Ihsan Resources Berhad	3,300	210
*	Autoways Holdings Berhad	10,000	3,414
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS			3,624

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,041

TOTAL — MALAYSIA			4,665

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (18.2%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased at $6,167,796	$6,167	6,167,119

Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be repurchased at $80,008,822	80,000	80,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at $936,880) to be repurchased at $923,099	923	923,000
TOTAL TEMPORARY CASH INVESTMENTS		87,090,119

TOTAL INVESTMENTS - (100.0%) (Cost $455,406,254)		$478,700,159

See accompanying Notes to Financial Statements.

14

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

COMMON STOCKS — (98.9%)
Industrials — (30.3%)
	600 Group P.L.C.	218,038	$180,009
	AEA Technology P.L.C.	168,483	235,255
	Aggreko P.L.C.	873,478	3,828,696
	Air Partner P.L.C.	15,611	164,166
*	Airflow Streamlines P.L.C.	20,500	20,739
	Alumasc Group P.L.C.	131,547	351,878
	Amec P.L.C.	49,000	292,990
	Arriva P.L.C.	129,697	1,282,485
*	Ashtead Group P.L.C.	1,154,261	3,362,748
	Atkins (WS) P.L.C.	335,639	4,270,593
	Autologic Holdings P.L.C.	96,590	187,019
* #	Avis Europe P.L.C.	3,154,308	3,776,944
	Babcock International Group P.L.C.	674,239	2,559,194
*	Bailey (C.H.) P.L.C.	109,500	23,917
*	Bailey (C.H.) P.L.C. Class B	10,000	19,888
*	BB Holdings, Ltd.	8,709	55,751
	Birse Group P.L.C.	421,901	89,116
	Black Arrow Group P.L.C.	56,500	85,293
	Bodycote International P.L.C.	1,028,769	3,892,465
	Braemar Seascope Group P.L.C.	45,450	268,280
	Brammer P.L.C.	144,123	547,176
	Brandon Hire P.L.C.	97,041	226,317
	British Steam Specialties Group P.L.C.	393,262	1,890,318
*	BTG P.L.C.	439,797	1,688,902
	Business Post Group P.L.C.	157,099	833,033
*	Camellia P.L.C.	2,437	272,941
	Carillion P.L.C.	704,258	3,662,774
*	Carlisle Group, Ltd.	3,484	6,808
	Carr’s Milling Industries P.L.C.	19,000	179,349
	Castings P.L.C.	83,784	349,277
	Charles Taylor Consulting P.L.C.	99,799	528,298
*	Charter P.L.C.	535,144	4,576,793
	Chemring Group P.L.C.	113,762	1,352,610
	Chloride Group P.L.C.	819,535	1,364,139
	Christie Group P.L.C.	53,263	105,165
	Clarkson P.L.C.	54,733	843,366
	Communisis P.L.C.	515,412	776,883
*	Cookson Group P.L.C.	622,740	4,114,497
*	Corporate Services Group P.L.C.	1,704,859	229,771
*	Costain Group P.L.C.	1,176,378	850,534
*	Danka Business Systems P.L.C.	367,079	133,578
	Dart Group P.L.C.	74,000	414,458
	Datamonitor P.L.C.	136,693	526,215
	Davis Service Group P.L.C.	543,317	4,272,788
	De La Rue P.L.C.	570,550	4,147,113
	Dewhurst P.L.C.	9,000	30,057
	Dewhurst P.L.C. Class A Non-Voting	15,500	44,735
	Domino Printing Sciences P.L.C.	402,751	1,755,318
*	Dowding & Mills P.L.C.	336,440	99,633
*	Easyjet P.L.C.	1,068,671	6,067,388
	Eleco P.L.C.	104,685	87,505
*	Enodis P.L.C.	1,616,238	3,504,563
*	Enterprise P.L.C.	27,000	171,099
	Fenner P.L.C.	439,262	1,216,462
	FKI P.L.C.	1,814,803	3,542,333
	Forth Ports P.L.C.	147,272	3,722,726
*	Fortress Holdings P.L.C.	120,728	5,741
	Fulmar P.L.C.	107,500	174,669

1

	Galliford Try P.L.C.	1,011,944	1,535,837
	Get Group P.L.C.	20,485	45,765
	Gibbs & Dandy P.L.C.	13,681	87,106
	Gleeson (M.J.) Group P.L.C.	174,733	927,564
*	Glotel P.L.C.	119,419	185,533
	Go-Ahead Group P.L.C.	150,627	4,018,169
	Halstead (James) Group P.L.C.	52,208	626,356
*	Hampson Industries P.L.C.	584,903	262,673
*	Harvey Nash Group P.L.C.	183,750	142,500
	Havelock Europa P.L.C.	75,907	171,525
	Heath (Samuel) & Sons P.L.C.	7,500	62,257
	Helphire Group P.L.C.	409,032	2,458,005
*	Heywood Williams Group P.L.C.	297,460	559,201
	Homeserve P.L.C.	214,834	4,357,649
	Hyder Consulting P.L.C.	119,601	537,992
	Intertek Group P.L.C.	160,595	1,971,130
	Intserve P.L.C.	368,520	2,155,504
*	Invensys P.L.C.	13,306,332	4,016,805
	Ite Group P.L.C.	694,103	1,376,146
	Johnson Service Group P.L.C.	206,862	1,478,391
	Keller Group P.L.C.	169,695	1,238,593
	Kier Group P.L.C.	118,333	2,437,048
	Laing (John) P.L.C.	788,527	3,938,244
	Latchways P.L.C.	22,878	234,174
*	Lavendon Group P.L.C.	122,032	422,586
	Lincat Group P.L.C.	19,000	175,412
	Litho Supplies P.L.C.	20,000	20,456
*	Lorien P.L.C.	60,000	41,335
	Low & Bonar P.L.C.	339,165	726,551
	Management Consulting Group P.L.C.	600,372	493,875
	McAlpine (Alfred) P.L.C.	319,263	2,088,936
	Michael Page International P.L.C.	1,123,179	4,964,627
	Mitie Group P.L.C.	1,038,496	3,047,881
*	Molins P.L.C.	68,000	154,682
*	Morgan Crucible Company P.L.C.	1,125,473	4,455,972
	Morgan Sindall P.L.C.	102,544	1,627,963
	Mouchel Parkman P.L.C.	319,979	1,505,149
	Mowlem (John) & Co. P.L.C.	418,282	1,374,652
	MS International P.L.C.	71,500	191,171
	MSB International P.L.C.	30,748	23,203
	National Express Group P.L.C.	25,000	388,854
	New Avesco P.L.C.	29,998	47,454
	Northern Recruitment Group P.L.C.	36,500	105,618
	Northgate P.L.C.	198,436	3,391,394
	Ocean Wilsons Holdings, Ltd.	84,250	492,477
*	Penna Consulting P.L.C.	42,417	77,476
*	Planestation Group P.L.C.	76,551	7,447
	PSD Group P.L.C.	54,896	256,126
	Quantica P.L.C.	115,428	105,090
	Radstone Technology P.L.C.	102,913	528,481
*	Reed Health Group P.L.C.	155,333	154,351
*	Regus Group P.L.C.	3,183,469	5,203,516
	Reliance Security Group P.L.C.	66,349	580,240
	Renold P.L.C.	153,256	163,421
	Ricardo P.L.C.	220,336	1,088,032
	Robert Walters P.L.C.	291,175	669,021
	ROK property solutions P.L.C.	97,100	831,443
	RPS Group P.L.C.	730,729	1,987,334
	Salvesen (Christian) P.L.C.	870,648	1,121,973
	Senior P.L.C.	1,196,693	1,098,557
	Serco Group P.L.C.	235,235	1,191,168
	Severfield-Rowan P.L.C.	84,679	1,270,997
	Shanks Group P.L.C.	756,400	2,075,523
	SHL Group P.L.C.	165,829	400,515
	SIG P.L.C.	417,391	5,148,649
*	Simon Group P.L.C.	539,729	478,931
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	272,373
	Speedy Hire P.L.C.	132,434	1,749,065
	Spirax-Sarco Engineering P.L.C.	260,136	3,890,689

2

	Spring Group P.L.C.	406,488	419,999
*	Stanelco P.L.C.	2,148,370	493,497
	T. Clarke P.L.C.	118,525	495,846
	Tarsus Group P.L.C.	87,549	286,385
	TDG P.L.C.	281,407	1,175,483
	Teesland P.L.C.	431,476	711,958
	Tex Holdings P.L.C.	14,000	25,356
	Thorpe (F.W.) P.L.C.	24,000	130,709
*	Tinsley (Eliza) Group P.L.C.	19,844	5,162
*	Trafficmaster P.L.C.	252,418	128,763
	Trifast P.L.C.	232,523	215,667
	Ultra Electronics Holdings P.L.C.	226,846	3,561,602
	Ultraframe P.L.C.	162,456	92,259
	Umeco P.L.C.	122,638	989,012
*	Universal Salvage P.L.C.	36,111	73,834
*	Volex Group P.L.C.	241,088	441,986
	VP P.L.C.	108,111	417,627
	VT Group P.L.C.	590,699	3,916,836
	Waterman P.L.C.	74,473	180,964
	Watermark Group P.L.C.	68,660	150,205
	Weir Group P.L.C.	689,632	4,448,188
	Whatman P.L.C.	439,737	2,200,905
	White Young Green P.L.C.	78,615	488,472
	Whitehead Mann Group P.L.C.	95,000	45,283
*	Wilshaw P.L.C.	198,409	31,273
	Wincanton P.L.C.	376,625	2,304,509
	WSP Group P.L.C.	254,125	1,565,317
	Wyndeham Press Group P.L.C.	165,119	366,036
	XP Power P.L.C.	59,933	356,398
Total Industrials			195,897,122

Consumer Discretionary — (21.2%)
	4imprint P.L.C.	81,908	398,009
	Abbeycrest P.L.C.	42,590	18,782
	AGA Food Service Group P.L.C.	402,171	2,027,835
	Alba P.L.C.	105,025	642,833
	Alexandra P.L.C.	86,243	223,200
	Alexon Group P.L.C.	156,695	570,240
	Alpha Airports Group P.L.C.	489,053	553,970
	Arena Leisure P.L.C.	1,136,685	779,124
*	Aston Villa P.L.C.	12,961	102,574
*	Austin Reed Group P.L.C.	68,999	107,423
	Avesco P.L.C.	29,998	48,434
	Avon Rubber P.L.C.	69,321	205,673
	Beale P.L.C.	22,161	25,042
	Bellway P.L.C.	356,982	6,340,393
	Ben Bailey P.L.C.	40,986	289,021
	Blacks Leisure Group P.L.C.	90,290	674,387
	Bloomsbury Publishing P.L.C.	248,575	1,411,779
	Boot (Henry) P.L.C.	71,794	742,800
	Bovis Homes Group P.L.C.	375,474	4,701,650
	BPP Holdings P.L.C.	149,368	965,643
*	Brown & Jackson P.L.C.	818,461	808,757
	Brown (N) Group P.L.C.	695,395	2,077,523
	Caffyns P.L.C.	6,000	83,948
	Carpetright P.L.C.	125,839	2,021,765
*	Celtic P.L.C.	40,759	28,597
	Character Group P.L.C.	97,314	81,977
	Chime Communications P.L.C.	549,729	236,163
	Chrysalis Group P.L.C.	328,544	878,759
	Churchill China P.L.C.	30,000	93,949
	Clinton Cards P.L.C.	501,072	542,237
	Colefax Group P.L.C.	60,000	117,522
	Cosalt P.L.C.	30,700	128,600
	Crest Nicholson P.L.C.	310,555	2,371,844
	Creston P.L.C.	132,044	489,909
	Dawson Holdings P.L.C.	144,502	357,420
*	Dawson International P.L.C.	100,688	15,470
	De Vere Group P.L.C.	221,827	2,541,913

3

*	Emess P.L.C.	480,556	64,485
*	Entertainment Rights P.L.C.	1,034,872	582,605
	Euromoney Institutional Investors P.L.C.	207,184	1,588,474
	European Motor Holdings P.L.C.	118,325	599,171
*	FII Group P.L.C.	41,166	4,805
	Findel P.L.C.	380,020	2,853,586
	First Choice Holidays P.L.C.	1,254,193	4,632,978
	First Technology P.L.C.	188,345	606,101
	Forminster P.L.C.	43,333	5,572
	French Connection Group P.L.C.	284,510	1,294,377
	Fuller, Smith & Turner P.L.C. Series A	41,035	670,810
	Future Network P.L.C.	933,632	948,758
	Game Group P.L.C.	1,190,499	1,517,537
	Games Workshop Group P.L.C.	86,175	551,444
*	Gaskell P.L.C.	36,000	1,556
	GCAP Media P.L.C.	313,351	1,519,549
*	Global Natural Energy P.L.C.	11,004	23,052
	Greene King P.L.C.	453,242	5,436,272
	Halfords Group P.L.C.	144,440	796,614
	Haynes Publishing Group P.L.C.	14,703	91,270
	Headlam Group P.L.C.	259,894	1,822,481
*	Highbury House Communications P.L.C.	439,166	7,693
	HMV Group P.L.C.	987,623	3,185,392
	Holidaybreak P.L.C.	149,496	1,714,572
*	Homestyle Group P.L.C.	139,717	216,030
	Hornby P.L.C.	77,295	252,311
	House of Fraser P.L.C.	749,793	1,503,296
	Huntsworth P.L.C.	343,309	500,050
	Incisive Media P.L.C.	337,232	822,351
	Informa P.L.C.	50,000	345,602
	JJB Sports P.L.C.	529,578	1,576,125
	John David Group P.L.C.	114,500	493,322
	Lambert Howarth Group P.L.C.	43,203	158,493
*	Laura Ashley Holdings P.L.C.	2,505,661	574,559
*	London Clubs International P.L.C.	682,319	1,607,860
	Lookers P.L.C.	85,770	669,141
	Luminar P.L.C.	230,712	1,962,683
	Maiden Group P.L.C.	43,212	87,878
	Mallett P.L.C.	24,837	105,057
	Manganese Bronze Holdings P.L.C.	32,184	90,088
	Marchpole Holdings P.L.C.	271,422	75,159
	Matalan P.L.C.	770,532	2,352,693
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	292,792	3,187,299
	Menzies (John) P.L.C.	132,050	1,211,017
	Metal Bulletin P.L.C.	183,177	733,022
	MFI Furniture Group P.L.C.	1,753,768	2,267,727
	Mice Group P.L.C.	174,886	82,577
	Millennium and Copthorne Hotels P.L.C.	329,074	2,139,236
*	Monsoon P.L.C.	71,000	498,566
	Moss Brothers Group P.L.C.	163,400	228,529
	Mothercare P.L.C.	247,209	1,528,818
*	Mytravel Group P.L.C.	243,534	751,382
	Newcastle United P.L.C.	198,896	156,200
	Next Fifteen Communications P.L.C.	25,000	29,184
	Nord Anglia Education P.L.C.	63,924	134,406
	Northamber P.L.C.	75,888	114,572
* #	NXT P.L.C.	219,248	190,258
	Ottakar’s P.L.C.	34,693	244,208
	Owen (H.R.) P.L.C.	46,993	117,830
*	Pace Micro Technology P.L.C.	501,860	481,155
*	Partridge Fine Arts P.L.C.	58,000	43,632
	Pendragon P.L.C.	430,171	3,589,718
	Photo-Me International P.L.C.	1,340,534	2,810,025
*	Pittards P.L.C.	60,985	11,074
	Portmeirion Group P.L.C.	22,856	75,214
*	Pressac P.L.C.	78,129	1,013
*	QXL Ricardo P.L.C.	2,537	372,358
	Redrow P.L.C.	501,817	4,212,449

4

	Reg Vardy P.L.C.	133,859	1,836,051
*	Regent Inns P.L.C.	395,953	651,159
	Restaurant Group P.L.C.	747,666	1,929,324
#	Sanctuary Group P.L.C.	779,911	52,005
	SCS Upholstery P.L.C.	117,088	831,336
	Sinclair (William) Holdings P.L.C.	53,000	47,296
	Sirdar P.L.C.	69,754	39,527
	SMG P.L.C.	625,114	938,159
	Smith (WH) P.L.C.	586,196	3,955,463
	Southampton Leisure Holdings P.L.C.	19,615	11,421
*	Sportech P.L.C.	846,974	174,587
	St. Ives P.L.C.	308,994	1,584,003
	Stanley Leisure P.L.C.	175,210	1,997,568
*	Sterling Publishing Group P.L.C.	75,298	10,305
	Stylo P.L.C.	64,096	77,021
	Taylor Nelson Sofres P.L.C.	701,432	2,722,967
	Ted Baker P.L.C.	105,654	813,975
	The Peacock Group P.L.C.	273,494	1,566,788
*	The Television Corp. P.L.C.	101,591	116,139
*	Toad Group P.L.C.	85,507	15,440
	Topps Tiles P.L.C.	491,811	1,649,754
*	Torotrak P.L.C.	246,442	222,747
*	Tottenham Hotspur P.L.C.	150,000	136,413
	Ulster Television P.L.C.	140,321	1,018,423
	Victoria P.L.C.	12,000	38,297
	Vitec Group P.L.C.	95,370	583,360
	Wagon P.L.C.	163,410	499,191
	Wembley P.L.C.	68,694	661,695
	Westbury P.L.C.	362,193	3,430,371
	Wetherspoon (J.D.) P.L.C.	513,165	2,872,666
	Wilmington Group P.L.C.	177,826	594,564
	Wilson Bowden P.L.C.	7,000	156,364
	Woolworths Group P.L.C.	3,110,645	1,947,535
	Wyevale Garden Centres P.L.C.	125,459	1,078,352
Total Consumer Discretionary			137,088,752

Financials — (16.2%)
	Aberdeen Asset Management P.L.C.	1,022,447	2,174,807
	Atrium Underwriting P.L.C.	180,581	637,597
*	Bradstock Group P.L.C.	5,200	3,957
	Brewin Dolphin Holdings P.L.C.	683,219	1,739,610
	Brit Insurance Holdings P.L.C.	489,300	716,433
	Brixton P.L.C.	952,536	6,638,820
	Capital & Regional P.L.C.	261,206	3,755,888
	Chesnara P.L.C.	92,900	258,053
*	CLS Holdings P.L.C.	216,575	1,826,471
	Collins Stewart Tullett P.L.C.	407,502	4,077,132
	Countrywide P.L.C.	250,090	1,647,310
	Daejan Holdings P.L.C.	35,324	2,177,722
	Derwent Valley Holdings P.L.C.	219,683	5,272,331
	Development Securities P.L.C.	147,405	1,195,528
	Domestic & General Group P.L.C.	132,640	1,823,332
	DTZ Holdings P.L.C.	159,674	1,142,206
*	Durlacher Corp. P.L.C.	15,272	47,900
*	Egg P.L.C.	699,847	1,234,327
	Erinaceous Group P.L.C.	353,623	1,920,712
*	Evolution Group P.L.C.	115,278	254,164
	Freeport P.L.C.	88,023	686,429
	Grainger Trust P.L.C.	331,113	2,739,934
	Great Portland Estates P.L.C.	702,027	4,833,859
	Guiness Peat Group P.L.C.	1,251,349	1,807,299
*	Hampton Trust P.L.C.	232,050	5,518
	Hardy Underwriting Group P.L.C.	71,683	260,313
*	Hawtin P.L.C.	196,500	42,374
	Helical Bar P.L.C.	152,052	822,257
*	Henderson Group P.L.C.	1,485,610	1,631,974
	Highway Insurance Holdings P.L.C.	467,933	549,961
	Hiscox P.L.C.	1,522,744	5,676,541
	Hitachi Capital (UK) P.L.C.	124,239	457,342

5

	IFX Group P.L.C.	79,438	168,905
	ISIS Asset Management P.L.C.	388,420	1,313,552
	Jardine Lloyd Thompson Group P.L.C.	577,063	4,871,043
	Kensington Group P.L.C.	135,488	1,775,717
	Kiln P.L.C.	566,831	922,092
	London Merchant Securities P.L.C.	1,367,187	5,543,138
	London Scottish Bank P.L.C.	374,544	525,825
*	Marylebone Warwick Balfour Group P.L.C.	277,898	731,887
	McKay Securities P.L.C.	97,232	516,616
	Minerva P.L.C.	557,892	2,479,088
	Mucklow (A & J) Group P.L.C.	194,456	1,456,795
	Paragon Group of Companies P.L.C.	153,200	1,586,485
	Park Group P.L.C.	291,600	95,178
	Primary Health Properties P.L.C.	24,195	155,434
*	Probus Estates P.L.C.	83,333	216
	Quintain Estates & Development P.L.C.	161,208	1,646,507
	Rensburg Sheppards P.L.C.	37,158	438,967
	Resolution P.L.C.	294,095	3,275,731
	Rugby Estates P.L.C.	15,328	97,526
	Rutland Trust P.L.C.	174,255	176,326
	S & U P.L.C.	21,140	197,354
*	Safeland P.L.C.	25,000	35,296
	Savills P.L.C.	219,084	3,436,244
	Secure Trust Group P.L.C.	44,674	349,389
	Shaftesbury P.L.C.	507,230	3,497,648
	Shore Capital Group P.L.C.	504,863	407,212
	Smith (James) Estates P.L.C.	17,524	140,262
	St. Modwen Properties P.L.C.	285,624	2,237,236
	Stanley (Charles) Group P.L.C.	86,800	459,856
	Town Centre Securities P.L.C.	142,137	995,946
	Unite Group P.L.C.	373,726	2,285,396
	Warner Estate Holdings P.L.C.	111,091	1,363,977
*	Wellington Underwriting P.L.C.	139,302	227,703
	Windsor P.L.C.	149,435	134,996
	Workspace Group P.L.C.	663,597	3,371,393
Total Financials			104,975,037

Information Technology — (9.5%)
	Abacus Group P.L.C.	105,130	198,388
	Acal P.L.C.	60,982	259,944
	Alphameric P.L.C.	486,081	734,862
*	Alterian P.L.C.	68,403	135,434
	Amstrad P.L.C.	149,652	355,144
*	Anite Group P.L.C.	1,106,825	1,149,396
*	ARC International P.L.C.	330,444	162,640
*	Autonomy Corp. P.L.C.	236,369	1,447,141
	Aveva Group P.L.C.	73,803	1,186,819
	Axon Group P.L.C.	115,461	482,442
*	Baltimore Technologies P.L.C.	485	14,454
*	Bede P.L.C.	135,978	30,125
	CML Microsystems P.L.C.	28,361	135,310
	Comino Group P.L.C.	30,924	158,502
	Compel Group P.L.C.	75,752	115,169
	Computacenter P.L.C.	452,614	2,050,823
*	CSR P.L.C.	61,950	902,289
	Deltron Electronics P.L.C.	90,964	105,095
	Detica Group P.L.C.	71,722	1,234,568
	Dicom Group P.L.C.	258,808	908,607
*	Dimension Data Holdings P.L.C.	939,000	596,866
	Diploma P.L.C.	65,882	792,014
	DRS Data & Research Services P.L.C.	26,825	16,166
*	Easynet Group P.L.C.	331,185	990,566
	Electrocomponents P.L.C.	263,991	1,170,439
	Electronic Data Processing P.L.C.	55,200	67,337
*	Eurodis Electron P.L.C.	2,118,657	38,471
*	Fibernet Group P.L.C.	224,012	281,738
	Filtronic P.L.C.	226,882	1,042,432
*	Financial Objects P.L.C.	17,000	11,626
	GB Group P.L.C.	415,333	253,514

6

*	Gresham Computing P.L.C.	121,221	163,014
	Halma P.L.C.	1,415,413	4,146,413
	ICM Computer Group P.L.C.	45,983	266,057
*	Imagination Technologies Group P.L.C.	566,510	698,014
	Independent Media Distribution P.L.C.	21,621	14,943
*	Intec Telecom Systems P.L.C.	654,113	667,249
	Intelek P.L.C.	99,880	24,362
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	390,812
	Laird Group P.L.C.	490,233	3,391,169
	Macro 4 P.L.C.	45,932	216,060
*	Microgen P.L.C.	238,323	347,892
	Misys P.L.C.	308,169	1,151,283
	Morse P.L.C.	277,169	455,238
	MTL Instruments Group P.L.C.	24,678	156,362
*	nCipher P.L.C.	99,572	342,981
	Netstore P.L.C.	143,737	95,212
*	Northgate Information Solutions P.L.C.	1,728,640	2,577,272
*	NSB Retail P.L.C.	1,119,725	681,210
	Oxford Instruments P.L.C.	136,455	569,850
*	Parity Group P.L.C.	381,072	27,863
	Planit Holdings P.L.C.	235,000	91,751
*	Plasmon P.L.C.	135,733	338,638
	Premier Farnell P.L.C.	1,256,569	3,480,261
	Psion P.L.C.	378,897	1,049,653
*	QA P.L.C.	158,950	2,362
	Renishaw P.L.C.	188,734	3,008,346
*	Retail Decisions P.L.C.	188,904	417,343
	RM P.L.C.	359,199	981,896
	Rotork P.L.C.	223,601	2,313,737
	Roxboro Group P.L.C.	90,243	387,824
	Royalblue Group P.L.C.	106,484	1,233,940
*	SCI Entertainment P.L.C.	33,370	307,400
*	Scipher P.L.C.	34,563	672
*	SDL P.L.C.	203,748	633,546
*	Servicepower Technologies P.L.C.	150,000	90,856
	Spectris P.L.C.	470,110	4,992,698
*	Spirent P.L.C.	2,209,226	1,832,875
*	Superscape P.L.C.	302,847	113,316
*	Surfcontrol P.L.C.	81,878	648,553
*	Tadpole Technology P.L.C.	427,207	23,301
	Telemetrix P.L.C.	177,320	204,453
*	Telspec P.L.C.	25,000	5,821
*	The Innovation Group P.L.C.	1,116,429	530,125
	Trace Computers P.L.C.	33,552	55,692
	TT Electronics P.L.C.	361,387	883,788
*	TTP Communications P.L.C.	611,908	302,384
	Vega Group P.L.C.	69,342	227,981
	Vislink P.L.C.	124,752	91,804
*	Wolfson Microelectronics P.L.C.	331,328	1,654,541
	Workplace Systems International P.L.C.	238,739	42,121
	XAAR P.L.C.	167,514	761,977
	XANSA P.L.C.	949,089	1,357,555
	XKO Group P.L.C.	30,304	53,796
Total Information Technology			61,532,583

Energy — (7.3%)
	Abbot Group P.L.C.	704,157	3,068,942
	Anglo Pacific Group P.L.C.	267,628	604,264
	Burren Energy P.L.C.	421,226	6,591,322
*	Dana Petroleum P.L.C.	261,198	4,169,082
*	Emerald Energy P.L.C.	169,128	506,814
	Expro International Group P.L.C.	240,769	2,079,897
	Fisher (James) & Sons P.L.C.	153,696	1,016,299
*	Fortune Oil P.L.C.	3,248,130	348,385
	Hunting P.L.C.	416,004	2,208,078
	JKX Oil and Gas P.L.C.	437,062	1,613,884
*	KBC Advanced Technologies P.L.C.	68,734	53,900
	Lupus Capital P.L.C.	429,989	84,747

7

	Melrose Resources P.L.C.	279,182	1,751,544
	Paladin Resources P.L.C.	1,038,531	6,380,904
*	Premier Oil P.L.C.	264,560	3,401,754
*	Soco International P.L.C.	248,936	3,186,421
	Sondex P.L.C.	206,804	750,675
	U.K. Coal P.L.C.	322,996	767,990
*	Venture Production P.L.C.	396,524	3,422,399
	Wood Group (John) P.L.C.	1,407,609	4,940,744
Total Energy			46,948,045

Consumer Staples — (5.3%)
	Anglo Eastern Plantations P.L.C.	87,249	323,754
	Arla Foods UK P.L.C.	1,674,839	1,607,483
	Barr (A.G.) P.L.C.	43,000	697,535
	Body Shop International P.L.C.	583,233	2,567,158
	Cranswick P.L.C.	151,057	1,570,490
	Dairy Crest Group P.L.C.	411,682	3,563,451
	Devro P.L.C.	533,228	1,211,417
	Greggs P.L.C.	38,326	3,011,123
	Hardys & Hansons P.L.C.	56,379	675,905
	Kleeneze P.L.C.	109,256	206,081
	McBride P.L.C.	698,504	1,832,158
	Nichols P.L.C.	66,550	243,302
	Northern Foods P.L.C.	1,742,847	4,619,707
	Premier Foods P.L.C.	43,796	222,596
	PZ Cuzzons P.L.C.	49,859	1,353,999
	Richmond Foods P.L.C.	57,804	516,895
	Robert Wiseman Dairies P.L.C.	199,037	953,120
	Somerfield P.L.C.	722,361	2,437,467
	Swallowfield P.L.C.	15,000	19,346
	Thorntons P.L.C.	158,000	439,355
	Uniq P.L.C.	263,207	509,790
	Whittard of Chelsea P.L.C.	37,487	47,060
	Wolverhampton & Dudley Breweries P.L.C.	246,522	5,317,861
	Young & Co’s Brewery P.L.C.	10,000	307,294
	Young & Co’s Brewery P.L.C. Class A	5,234	209,541
Total Consumer Staples			34,463,888

Health Care — (4.2%)
*	Acambis P.L.C.	282,492	1,035,313
*	Alizyme P.L.C.	345,593	729,474
*	Antisoma P.L.C.	1,157,754	410,218
*	Axis-Shield P.L.C.	159,015	842,648
	Bespak P.L.C.	96,061	820,740
*	Biocompatibles International P.L.C.	94,045	384,928
*	Bioquell P.L.C.	50,194	84,975
	Biotrace International P.L.C.	150,131	191,864
*	Cambridge Antibody Technology Group P.L.C.	120,171	1,407,847
	Care U.K. P.L.C.	183,829	1,514,329
*	Clinical Computing P.L.C.	46,666	8,107
	Corin Group P.L.C.	124,334	724,591
	Dechra Pharmaceuticals P.L.C.	168,094	731,853
	Ferraris Group P.L.C.	148,288	256,888
*	Genetix Group P.L.C.	151,246	144,716
	Goldshield Group P.L.C.	123,034	754,441
*	Gyrus Group P.L.C.	350,450	2,184,484
	Huntleigh Technology P.L.C.	90,597	561,454
	Isoft Group P.L.C.	737,364	4,852,158
	Isotron P.L.C.	70,674	718,793
*	M.L. Laboratories P.L.C.	1,291,691	558,937
*	Medical Solutions P.L.C.	140,731	19,898
*	Medisys P.L.C.	586,814	26,443
	Nestor Healthcare Group P.L.C.	303,219	678,783
*	Osmetech P.L.C.	66,935	28,068
*	Oxford Biomedica P.L.C.	1,371,278	627,814
*	Pharmagene P.L.C.	160,000	46,994
*	Phytopharm P.L.C.	111,349	120,370
*	Protherics P.L.C.	854,366	779,920
*	Provalis P.L.C.	796,584	27,851

8

	Ransom (William) & Son P.L.C.	30,000	23,320
* #	Skyepharma P.L.C.	1,738,458	1,487,380
	SSL International P.L.C.	630,184	3,061,846
	Sygen International P.L.C.	768,253	835,482
*	Theratase P.L.C.	80,563	46,173
*	Vernalis P.L.C.	334,552	367,346
Total Health Care			27,096,446

Materials — (3.6%)
*	Amberley Group P.L.C.	200,000	40,640
*	API Group P.L.C.	103,483	217,024
*	Applied Optical Technologies P.L.C.	117,822	80,991
	Baggeridge Brick P.L.C.	98,000	251,314
	British Polythene Industries P.L.C.	86,272	649,959
	Carclo P.L.C.	180,595	219,051
	Chamberlin & Hill P.L.C.	18,000	70,815
	Chapelthorpe P.L.C.	656,803	176,592
	Coral Products P.L.C.	50,000	16,728
	Croda International P.L.C.	451,631	3,514,436
	Cropper (James) P.L.C.	22,000	72,721
	Delta P.L.C.	433,707	822,508
	DS Smith P.L.C.	1,237,383	3,213,901
	Dyson Group P.L.C.	96,928	439,138
	Elementis P.L.C.	1,542,189	1,866,823
	Ennstone P.L.C.	1,122,247	754,446
*	European Colour P.L.C.	82,090	22,411
	Filtrona P.L.C.	74,898	348,296
*	Greenwich Resources P.L.C.	438,664	20,103
	Hill & Smith Holdings P.L.C.	179,226	699,836
	Inveresk P.L.C.	150,000	44,428
	Macfarlane Group P.L.C.	228,287	134,522
	Marshalls P.L.C.	581,983	3,055,905
	Metalrax Group P.L.C.	358,740	460,506
	Porvair P.L.C.	106,246	222,874
	RPC Group P.L.C.	295,073	1,249,345
	Scapa Group P.L.C.	319,593	109,646
	Treatt P.L.C.	14,957	65,470
	UCM Group P.L.C.	41,980	36,343
	Victrex P.L.C.	284,818	3,145,551
	Yule Catto & Co. P.L.C.	278,083	1,338,729
	Zotefoams P.L.C.	62,000	87,821
Total Materials			23,448,873

Telecommunication Services — (1.3%)
	Bristol Water Group P.L.C.	27,120	407,669
* #	Colt Telecom Group P.L.C.	2,574,360	2,565,985
	Dee Valley Group P.L.C.	4,214	72,063
	Hydro International P.L.C.	27,669	46,090
	Kingston Communications P.L.C.	850,036	980,787
*	Redstone P.L.C.	376,324	35,242
	Telecom Plus P.L.C.	149,831	359,060
*	Thus Group P.L.C.	4,572,940	1,243,544
*	Vanco P.L.C.	145,748	1,275,354
	Viridian Group P.L.C.	109,350	1,631,081
Total Telecommunication Services			8,616,875

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,404
*	Bombshell, Ltd.	932	927
*	Ferguson International Holdings P.L.C.	89,105	36,983
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	5,837
*	Industrial & Commercial Holdings P.L.C.	5,000	130
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0

9

*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	14,321
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	343
*	Waterdorm P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,227
Total Other			66,172

TOTAL COMMON STOCKS			640,133,793

RIGHTS/WARRANTS — (0.1%)
Other — (0.1%)
*	Autonomy Corp. P.L.C. Rights 12/19/05	118,184	202,338
*	Kiln P.L.C. Rights 12/16/05	242,927	28,357
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	199
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Umeco P.L.C. Rights 12/09/05	54,505	110,754
*	Vernalis P.L.C. Rights	104,547	0
Total Other			341,648

TOTAL RIGHTS/WARRANTS			341,648

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at $4,555,897	$4,555	4,555,397
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be repurchased at $2,047,221	2,047	2,047,000
TOTAL TEMPORARY CASH INVESTMENTS		6,602,397

TOTAL INVESTMENTS — (100.0%)
(Cost $519,429,840)		$647,077,838

See accompanying Notes to Financial Statements.

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2005

		Shares	Value††

SWITZERLAND — (14.0%)
COMMON STOCKS — (13.9%)
*	4M Technologies Holding SA	18,445	$69,119
	A. Hiestad Holding AG	1,056	749,333
*	Actelion, Ltd.	51,203	4,985,032
	AFG Arbonia-Forster Holding AG	3,263	853,267
	Agie Charmilles Holding AG	3,402	291,943
	Allreal Holding AG	14,335	1,263,632
	Also Holding AG	569	170,710
	Amazys Holding AG	9,061	528,897
	Ascom Holding AG	70,052	957,617
	Bachem AG	26,438	1,491,023
	Baloise-Holding AG	43,500	2,314,742
	Bank Coop AG	29,405	1,620,808
	Bank Sarasin & Cie Series B, Basel	968	1,919,058
	Banque Cantonale de Geneve	1,344	195,035
	Banque Cantonale du Jura	450	129,886
	Banque Cantonale Vaudoise	9,431	2,532,489
	Banque Privee Edmond de Rothschild SA, Geneve	152	2,151,290
*	Barry Callebaut AG	8,120	2,584,355
	Basellandschaftliche Kantonalbank	600	459,994
	Basler Kantonalbank	5,250	425,289
	Batigroup Holding AG	16,114	253,969
	Belimo Holdings AG	1,332	739,397
*	Berna Biotech AG	102,390	961,785
	Berner Kantonalbank	7,907	1,094,365
*	BHB Beteiligungs und Finanzgesellschaft	150	5,008
	Bobst Group SA	36,682	1,396,443
	Bossard Holding AG	7,906	482,610
*	Bucher Industries AG	32,839	2,564,246
	BVZ (Brig Visp Zermatt) Holding AG	580	134,250
	Calida Holding AG	396	126,371
*	Card Guard AG	15,187	49,727
	Carlo Gavazzi Holding AG	1,065	132,606
	Charles Voegele Holding AG	28,009	2,037,883
	Cie Financiere Tradition	5,202	524,540
	Compagnie vaudoise d’electricite	1,322	1,252,623
*	Converium Holding AG	415,436	3,985,338
	Conzzeta Holdings AG	1,415	1,830,222
*	COS Computer Systems AG	4,391	104,981
*	Crealogix Holding AG	1,318	74,118
	Daetwyler Holding AG, Atldorf	348	1,136,288
	Edipresse SA, Lausanne	1,410	574,779
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,949,943
	Eichhof Holding AG	188	205,083
*	ELMA Electronic AG	472	91,482
#	Emmi AG	12,206	1,048,011
	Ems-Chemie Holding AG	24,021	2,078,522
	Energie Electrique du Simplon SA	350	132,669
	Energiedienst Holding AG	8,265	2,668,030
	Escor Casino & Entertainment AG	2,010	34,952
	Feintol International Holding AG	1,181	300,157
*	Fischer (Georg) AG, Schaffhausen	10,581	3,404,824
*	Flughafen Zuerich AG	6,028	992,456
*	Forbo Holding AG, Eglisau	4,930	1,026,916
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	747,604
	Galenica Holding, Ltd. AG, Bern	14,709	2,684,316
	Generali (Switzerland) Holdings, Adliswil	2,082	539,419
	Getaz Romang Holding SA	1,231	490,447
*	Golay-Buchel Holding SA, Lausanne	40	35,493
	Gurit-Heberlein AG	1,225	1,135,646
	Helvetia Patria Holding	10,318	1,969,216
*	Hexagon AB Series B	27,240	715,616
	Industrieholding Cham AG, Cham	1,480	438,101
	Interroll-Holding SA	1,254	277,977
*	Intershop Holding AG	3,444	620,857
*	Isotis SA	195,512	270,247
	Jelmoli Holding AG	1,521	2,043,414

1

	Jelmoli Holding AG, Zuerich (Namen)	2,835	766,702
*	Kaba Holding AG	5,543	1,233,497
*	Kardex AG, Zuerich	14,561	664,539
	Komax Holding AG	5,285	385,144
#	Kudelski SA	106,944	3,245,002
	Kuoni Reisen Holding AG	8,800	3,410,157
*	Lem Holdings SA	2,712	205,576
	Luzerner Kantonalbank AG	7,373	1,300,681
	Metraux Services SA	1,553	248,176
*	Micronas Semiconductor Holding AG	78,808	2,572,699
*	Mikron Holding AG, Biel	43,452	517,222
*	Mobilezone Holding AG	38,456	140,667
*	Moevenpick-Holding, Zuerich	1,320	276,267
*	Nextrom Holding SA	1,409	12,301
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	604,887
	OZ Holding AG	7,479	463,490
*	Parco Industriale e Immobiliare SA	600	1,597
	Phoenix Mecano AG, Stein am Rhein	2,749	690,405
	Phonak Holding AG	125,848	5,349,222
*	PSP Swiss Property AG	145,267	6,189,176
	PubliGroupe SA	5,314	1,486,719
	Rieters Holdings AG	13,476	3,868,189
*	Sarna Kunststoff Holding AG	5,253	698,989
	Saurer AG	44,630	2,900,897
	Schaffner Holding AG	1,830	237,247
	Schweiter Technology AG	1,877	345,558
	Schweizerhall Holding AG	5,725	514,428
	Schweizerische National Versicherungs Gesellschaft	1,706	829,350
*	SEZ Holding AG	41,286	826,868
	SIA Abrasives Holding AG	2,301	563,323
	Siegfried Holding AG	8,560	1,066,623
	Sig Holding AG	18,251	3,812,194
*	Sihl	150	342
*	Sika Finanz AG, Baar	6,399	4,825,811
	Societe Generale d’Affichage	5,556	803,689
	Sopracenerina SA	2,409	460,532
	St. Galler Kantonalbank	6,890	2,047,088
	Sulzer AG, Winterthur	11,528	5,547,000
	Swiss Prime Site AG	51,312	2,288,373
	Swissfirst AG	26,315	1,591,773
*	Swisslog Holding AG	462,446	415,755
*	Swissquote Group Holding SA	1,555	153,397
	Tamedia AG	5,397	506,750
	Tecan Group AG	32,878	1,276,560
*	Temenos Group AG	93,600	823,922
*	Tornos Holding SA	35,107	298,244
*	UMS Schweizerische Metallwerke Holding AG, Bern	17,585	184,639
* #	Unaxis Holding AG	27,910	3,915,838
	Unilabs SA	22,319	679,895
#	Valiant Holding AG	49,473	4,307,006
	Valora Holding AG	7,856	1,422,256
	Vaudoise Assurances Holdings	1,340	138,870
	Villars Holding SA, Fribourg	150	45,850
*	Von Roll Holding AG, Gerlafingen	318,291	486,418
	Vontobel Holdings AG	83,163	2,463,948
	Walliser Kantonalbank	1,157	394,677
*	Wmh Walter Meier Holding AG, Zuerich	4,878	305,031
	Zehnder Holding AG	684	811,560
	Zschokke Holding SA, Geneve	776	493,344
	Zueblin Holding AG	78,908	621,059
	Zuger Kantonalbank	590	1,538,037
TOTAL COMMON STOCKS			155,331,922

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	755,963

TOTAL — SWITZERLAND			156,087,885

FRANCE — (12.6%)
COMMON STOCKS — (12.5%)
*	Actielec Technologies	19,137	87,056
	Affine	2,526	273,419
	Alain Afflelou SA	28,135	829,559
	Ales Groupe SA	30,844	545,807
*	Alten SA	53,456	1,627,186

2

* #	Altran Technologies SA	182,539	2,065,456
	Apem SA	1,000	68,182
	April Group SA	38,091	1,391,137
*	Archos	12,096	289,095
	Arkopharma	18,720	304,797
	Assystem Brime SA	33,323	751,205
	Aubay SA	19,090	128,426
#	Audika SA	22,509	457,251
*	Baccarat SA	1,090	148,597
	Bacou-Dalloz	11,217	969,728
	Banque Tarneaud SA	1,000	177,059
#	Beneteau SA	21,831	1,527,552
*	Bigben Interactive	2,100	7,099
	Boiron SA	19,537	515,959
	Boizel Chanoine Champagne SA	600	51,440
	Bonduelle SA	6,723	449,712
	Bongrain SA	13,784	762,941
	Bourbon	31,816	2,629,197
*	Bricodeal SA	50	2,468
	Bricorama SA	9,379	507,769
	Brioche Pasquier SA	2,888	200,476
*	Bull SA	1,403,414	1,396,411
	Burelle SA	4,030	548,920
*	BVRP SA	13,034	291,098
*	Camaieu SA	4,988	659,067
#	Canal Plus SA	197,490	1,748,478
#	Carbone Lorraine SA	40,631	1,719,945
*	CBo Territoria	28,320	114,191
	Cegedim SA	6,902	569,970
#	CEGID SA	18,000	699,294
*	Cesar SA	142,196	178,421
	CFF Recycling SA	84,608	2,215,744
*	Cibox Inter@ctive SA	166,307	82,496
* #	Cie Generale de Geophysique SA	28,201	2,527,260
*	Cie Generale de Geophysique SA Issue 05	8,898	797,403
	Clarins SA	10,264	565,092
* #	Club Mediterranee SA	42,017	1,868,293
	Compagnie Internationale Andre Trigano Ciat SA	983	25,415
*	Consortium International de Diffusion et de Representation Sante	600	5,440
*	CS Communication et Systemes	4,983	188,897
	Cybergun	2,210	32,714
	Damartex SA	22,900	794,292
*	Dane-Elec Memory SA	65,202	381,215
	Delachaux SA	1,911	406,971
	Deveaux SA	1,040	79,935
*	Didot-Bottin SA	1,620	123,483
*	DMC (Dollfus Mieg et Cie)	35,375	146,188
*	Dynaction SA	10,660	197,114
#	Electricite de Strasbourg	23,784	3,543,776
	Elior	225,736	3,009,428
	Encres Dubuit SA	4,176	34,685
	Esso SA	2,900	572,422
*	Etam Developpement SA	16,554	631,705
*	Euraltech SA	11,700	11,863
*	Euro Disney SCA	4,981,489	646,047
	Evialis SA	2,611	113,350
	Exel Industries SA	2,393	165,130
	Explosifs et de Produits Chimiques	524	243,962
#	Faurecia SA	30,667	2,007,268
	Fimalac SA	111,143	7,072,115
	Fininfo SA	9,760	201,899
	Finuchem SA	11,078	248,435
	Fleury Michon SA	3,100	149,512
	Foncia Groupe	18,840	535,688
	Francois Freres (Tonnellerie) SA	3,150	100,197
*	Gantois Series A	647	9,917
	Gascogne SA	6,472	473,987
	Gaumont SA	14,607	844,994
*	Geci International	52,548	120,514
	Generale de Sante	63,926	2,206,722
	Generale Location SA	13,863	456,116
	Geodis SA	4,379	526,650
	Gevelot	3,584	231,065
*	GFI Informatique SA	98,608	632,300
#	Gifi	4,678	129,849
*	Ginger (Groupe Ingenierie Europe)	2,600	36,337

3

	Grands Moulins de Strasbourg	110	64,196
	Group Open SA	8,551	124,867
	Groupe Ares SA	10,632	42,604
	Groupe Crit	6,900	219,715
*	Groupe Flo SA	22,019	199,342
*	Groupe Focal SA	1,400	13,766
*	Groupe Go Sport SA	2,207	157,729
	Groupe Guillin SA	1,200	79,994
	Groupe Steria	37,118	1,903,806
	Guerbet SA	2,103	266,579
	Guyenne et Gascogne SA	26,000	2,543,855
#	Havas SA	62,300	280,195
	Hyparlo SA	11,028	494,074
	IDSUD	1,328	56,421
*	IEC Professionnel Media	19,353	47,563
*	IMS International Metal Service SA	12,630	230,878
	Industrielle et Financiere d’Entreprise SA	300	71,836
* #	Infogrames Entertainment SA	311,327	519,703
	Ingenico SA	61,820	979,720
#	Ipsos SA	10,687	1,310,052
	Kaufman et Broad SA	15,476	1,130,598
	Lafuma SA	1,155	89,131
	Laurent-Perrier	7,722	418,185
	Lectra Systemes SA	23,092	122,724
	Lisi SA	7,827	424,682
#	Locindus	20,056	942,656
* #	LVL Medical Groupe SA	18,995	204,826
	Manitou SA	44,368	1,734,411
	Manutan International SA	5,104	264,837
*	Marie Brizard & Roger International SA	1,765	208,202
*	Metaleurop SA	35,449	22,569
	MGI Coutier SA	2,753	84,259
*	MoneyLine SA	1,336	44,676
	Montupet SA	32,450	588,226
	Mr. Bricolage SA	6,600	119,112
	Nexans SA	56,318	2,658,002
	Norbert Dentressangle	8,372	434,449
#	NRJ Group	143,499	3,212,125
	Oberthur Card Systems SA	58,441	495,971
*	Oeneo	69,736	107,840
*	Orpea	31,451	1,743,038
*	Otor SA	13,700	75,915
	Paris Orleans et Cie SA	2,832	794,044
	Passat SA	3,843	36,658
* #	Penauille Polyservices SA	15,300	167,189
	Petit Forestier SA	3,043	141,838
	Pierre & Vacances	7,816	586,421
	Pinguely-Haulotte SA	41,466	749,421
	Plastic Omnium SA	30,846	980,411
	Plastivaloire SA	1,700	37,971
	Prosodie SA	5,183	120,072
	Provimi SA	48,939	1,102,677
	PSB Industries SA	6,200	234,625
	Radiall SA	1,340	104,190
	Rallye SA	75,206	3,146,341
	Remy Cointreau SA	38,545	1,578,784
* #	Rhodia SA	874,663	1,649,957
	Robertet SA	2,183	299,613
	Rodriguez Group SA	23,307	1,372,564
	Rougier SA	2,040	180,202
	Rubis SA	16,910	1,100,585
*	S.T. Dupont SA	3,800	18,100
	Sabeton SA	13,500	192,622
	Samse SA	4,400	702,077
	Sasa Industries SA	2,198	77,746
*	Saveurs de France-Brossard	3,731	230,620
	SCOR SA	2,575,766	5,199,151
	SDR de la Bretagne	3,305	75,431
	SEB SA	21,300	2,260,410
	Sechilienne-Sidec	2,200	1,112,335
	Securidev SA	1,500	27,368
	Signaux Girod SA	894	68,675
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,156,018
	Smoby SA	1,172	102,945
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,992,584
	Societe Industrielle D’Aviations Latecoere SA	15,087	625,309

4

	Societe Pour L’Informatique Industrielle SA	3,457	185,172
*	Sogeclair SA	595	23,587
*	Solving International SA	6,829	63,621
#	Somfy SA	22,900	4,645,221
	Sopra SA	9,070	641,040
*	Spir Communication SA	4,886	715,443
#	SR Teleperformance	90,928	2,811,735
	Stallergenes SA	5,369	771,248
	Ste Virbac SA	12,385	554,236
	Stef-Tfe SA	4,483	735,042
	Sucriere de Pithiviers-Le-Vieil	1,825	1,290,978
*	Sylis SA	9,782	43,626
	Synergie SA	9,180	324,796
#	Taittinger SA	12,700	5,043,257
*	Teamlog SA	9,004	35,520
	Tessi SA	2,650	134,212
*	Tipiak SA	518	46,341
	Toupargel-Agrigel SA	6,200	251,120
	Trigano SA	32,572	1,335,045
* #	UbiSoft Entertainment SA	30,845	1,405,722
	Unilog SA	20,794	1,789,545
	Union Financiere de France Banque SA	12,706	581,041
*	Valtech	187,303	142,857
	Viel et Compagnie	44,339	195,466
	Vilmorin et Cie SA	2,471	474,742
	VM Materiaux SA	1,103	159,058
	Vranken Monopole	3,417	160,619
*	XRT	73,575	125,777
TOTAL COMMON STOCKS			139,732,603

RIGHTS/WARRANTS — (0.1%)
*	Ales Groupe SA Warrants 03/23/09	316	1,900
*	Group Open SA Warrants 10/21/06	1,000	613
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Oeneo Warrants 08/26/06	14,365	339
*	Prosodie SA Warrants 10/28/06	900	361
*	Rhodia SA Rights 12/07/05	874,663	422,802
*	Rubis SA Warrants 12/22/05	16,910	23,924
*	UbiSoft Entertainment SA Warrants 05/14/06	4,100	3,529
TOTAL RIGHTS/WARRANTS			453,468

TOTAL — FRANCE			140,186,071

GERMANY — (10.5%)
COMMON STOCKS — (10.5%)
*	3U Telecom AG	81,002	82,940
	A.S. Creation Tapeton AG	2,900	93,555
*	AAP Implantate AG	26,950	60,221
* #	Aareal Bank AG	57,989	2,183,995
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	8,573
	Ackermann-Goeggingen AG	8,100	200,487
*	AC-Service AG	7,811	46,506
*	Adlink Internet Media AG	42,605	184,924
* #	Adva AG Optical Networking	39,883	246,338
	Agrob AG	5,800	53,639
* #	Aixtron AG	109,124	312,563
*	Allbecon AG	16,208	41,637
	Amadeus Fire AG	10,442	81,838
*	Analytik Jena AG	5,259	32,828
	Andreae-Noris Zahn AG, Anzag	27,200	1,105,437
*	Articon Integralis AG	14,031	47,543
	Atoss Software AG	3,700	38,383
*	Augusta Technologie AG	2,174	15,890
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,025,300
	AWD Holding AG	66,316	1,789,878
#	Baader Wertpapier Handelsbank AG	27,351	196,524
	Balda AG	52,208	644,718
*	Basler AG	3,200	45,687
* #	Beate Uhse AG	56,241	396,394
	Bechtle AG	25,498	500,000
	Berliner Elektro Holding AG	22,761	232,854
	Bertrandt AG	9,850	99,068
	Beta Systems Software AG	2,850	33,132
*	Bien-Haus AG	2,400	31,143
	Bilfinger & Berger Bau AG	77,023	3,448,410

5

*	Biolitec AG	8,000	55,095
	Biotest AG	15,382	434,853
* #	BKN International AG	17,600	81,476
*	BMP AG	13,454	36,109
	Boewe Systec AG	7,866	448,523
*	Borussia Dortmund GMBH & Co. KGAA	35,198	108,194
	Bremer Energiekonto AG	14,700	39,827
*	Broadnet Mediascape Communications AG	26,715	101,295
*	CBB Holding AG	102,602	17,661
*	Ce Consumer Electronic AG	43,747	19,599
*	Ceag AG	20,670	191,567
	Cenit AG Systemhaus	7,975	218,842
*	Centrotec Hochleistungskunststoffe AG	13,684	398,521
	Cewe Color Holding AG	9,649	428,330
*	CNV Vermoegensverwaltungs AG	6,625	41,025
#	Comdirect Bank AG	120,666	1,066,369
	Computerlinks AG	5,700	76,415
*	Condomi AG	1,800	2,103
*	COR AG Insurance Technologies	16,018	60,729
*	CTS Eventim AG	29,600	782,319
	Curanum AG	21,500	155,842
* #	D. Logistics AG	54,801	123,953
	DAB Bank AG	103,989	812,154
	Data Modul AG	5,600	60,405
* #	DEAG Deutsche Entertainment AG	33,121	104,314
	Deutsche Euroshop AG	31,890	1,690,749
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	63,813
* #	Deutz AG	143,873	625,583
	Dierig Holding AG	10,500	113,891
	Dis Deutscher Industrie Service AG	18,524	1,072,791
	Douglas Holding AG	85,177	3,197,144
	Dr. Hoenle AG	10,413	110,482
*	Drillisch AG	58,758	326,758
*	Duerr Beteiligungs AG	17,593	331,028
	DVB Bank AG	7,124	1,353,764
*	Easy Software AG	13,167	93,419
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	38,566
* #	Elexis AG	14,892	337,711
	Elmos Semiconductor AG	23,218	242,446
	ElreingKlinger AG	6,000	225,601
* #	Em.TV AG	118,273	545,235
*	Emprise Management Consulting AG	24,502	36,935
*	EMS New Media AG	42,609	70,018
*	Epcos AG	131,645	1,633,297
	Erlus Baustoffwerke AG	297	115,164
*	Escada AG	20,520	524,680
	Euwax AG	1,313	44,893
* #	Evotec Biosystems AG	131,267	404,802
#	Fielmann AG	29,181	2,004,081
* #	FJA AG	9,889	44,373
*	FJH AG Issue 05	3,559	15,969
	Fortec Elektronik AG	2,130	117,537
	Freenet.De AG	50,400	1,162,449
	Fuchs Petrolub AG Oel & Chemie	20,079	853,413
*	Geratherm Medical AG	8,513	60,745
	Gerry Weber International AG	30,315	519,142
	Gesco AG	4,520	152,355
	GFK AG	45,483	1,662,669
*	GFT Technologies AG	22,600	67,093
*	GPC Biotech AG	42,199	476,297
	Grenkeleasing AG	16,343	901,569
	Grundstuecks & Baugesellschaft AG	3,567	160,388
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	179,484
	Hamborner AG	21,000	784,863
	Hawesko Holdings AG	5,291	203,327
*	Herlitz AG	6,962	44,715
*	Hoeft & Wessel AG	11,847	84,857
*	Hucke AG	11,123	42,607
	Hugo Boss AG	25,100	870,445
	Hutschenreuther AG	2,800	33,342
	Hyrican Informations Systeme AG	4,483	38,363
*	I-D Media AG	9,700	27,876
	IFA Hotel & Touristik AG	7,000	62,906
*	IM International Media AG	61,123	70,622
	Indus Holding AG	17,692	574,676
*	Inka AG Fuer Beteiligungen	30	5,093
*	Innovation in Traffic Systems AG	12,300	88,379

6

	Interseroh AG	12,506	397,204
* #	Intershop Deutschland AG	15,053	18,097
*	Intertainment AG	8,500	8,782
*	Isra Vision Systems AG	4,691	105,039
*	itelligence AG	18,143	45,504
	IVG Immobilien AG	143,237	2,771,325
*	IVU Traffic Technologies AG	18,574	30,336
	Iwka AG	61,169	1,123,509
*	Jack White Productiions AG	10,887	117,365
*	Jenoptik AG	101,045	819,217
	K & S Aktiengesellschaft AG	55,500	3,509,509
	Kampa-Haus AG	10,375	79,830
	Keramag Keramische Werke AG	13,000	932,644
#	Kloeckner-Werke AG	53,211	616,277
* #	Kontron AG	92,611	753,057
	Krones AG	13,526	1,219,329
*	KSB AG	2,387	419,802
	KWS Kleinwanzlebener Saatzucht AG	1,694	1,367,191
*	Leica Camera AG	1,466	9,060
*	Leifheit AG	12,500	336,197
	Leoni AG	112,500	3,553,975
*	Loewe AG	7,100	93,302
*	Loewe AG Issue 05	1,775	23,325
	LPKF Laser & Electronics AG	12,071	84,269
*	Mania Technologie AG	12,670	22,581
	Masterflex AG	4,400	131,347
*	Maxdata AG	32,897	113,178
*	Mediclin AG	50,090	110,485
* #	Medigene AG	20,165	191,602
#	Medion AG	61,027	782,295
*	Mensch und Maschine Software AG	13,843	87,302
#	Mobilcom AG	118,599	2,410,349
*	Mologen AG	14,603	175,122
*	Morphosys AG	10,929	468,496
*	Mosaic Software AG	5,200	8,688
	Muehlabauer Holdings AG & Co. KGAA	11,833	488,501
	MVV Energie AG	59,215	1,228,983
*	MWG Biotech AG	30,700	6,946
	Nemetschek AG	12,386	199,216
*	Neschen AG	5,800	12,030
*	Net AG Infrastructure, Software & Solutions	45,649	74,168
*	Nexus AG	25,033	115,526
	Norddeutsche Affinerie AG	80,492	1,872,002
	Norddeutsche Steingutfabrik AG	5,960	52,692
*	Nordwest Handel AG	3,244	19,025
*	November AG	9,018	36,792
	OHB Technology AG	24,436	214,620
	Oldenburgische Landesbank AG	1,463	89,276
*	Pandatel AG	5,700	5,431
	Paragon AG	22,134	390,724
*	Parsytec AG	16,725	50,853
	PC-Ware Information Technologies AG	6,782	134,167
*	Personal & Informatik AG	5,900	96,251
	Pfeiffer Vacuum Technology AG	18,888	947,809
*	Pfleiderer AG	51,351	1,009,129
*	Pironet NDH AG	14,498	68,354
*	Pixelpark AG	22,213	40,269
*	Plambeck Neue Energien AG	36,500	50,711
*	Plasmaselect AG	30,655	223,914
*	Plenum AG	9,300	13,404
* #	Primacom AG	35,190	263,373
*	Produkte und Syteme der Informationstechnologie AG	28,873	133,649
	Progress-Werk Oberkirch AG	6,250	239,868
*	Pulsion Medical Systems AG	14,442	80,430
*	PVATepla AG	18,750	79,120
* #	Qiagen NV	386,783	4,371,835
* #	QSC AG	124,164	558,985
	Rational AG	15,083	1,683,470
*	Realtech AG	3,650	30,559
	Renk AG	19,400	689,510
* #	REpower Systems AG	8,044	285,550
	Rheinmetall Berlin AG	45,000	2,613,173
	Rhoen-Klinikum AG	48,214	1,806,392
*	Rinol AG	5,900	11,936
*	Rohwedder AG	4,860	64,372
*	Ruecker AG	7,800	48,702
*	S.A.G. Solarstrom AG	16,678	135,972

7

	Sartorius AG	23,323	594,222
	Schlott Sebaldus AG	7,440	254,750
*	Secunet Security Networks AG	8,321	112,534
	Sektkellerei Schloss Wachenheim AG	15,120	196,028
*	Senator Entertainment AG	980	1,939
*	SGL Carbon AG	152,818	2,502,990
	SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	615,435
*	SHS Informationssysteme AG	16,831	55,553
* #	Silicon Sensor International AG	4,630	55,468
* #	Singulus Technologies AG	88,485	1,362,969
	Sinner AG, Karlsruhe	4,160	61,308
*	SinnerSchrader AG	8,412	16,470
	Sixt AG	19,433	495,482
*	SM Wirtschaftsberatungs AG	3,350	24,546
	Software AG	50,561	2,453,158
	Stada Arzneimittel AG	139,858	4,471,945
	Stahl (R.) AG	6,300	185,989
*	Steag Hamtech AG	35,473	100,642
*	Stoehr & Co. AG	16,000	71,683
*	Strabag AG	4,840	381,740
	Stratec Biomedical Systems AG	3,200	165,919
	Sued-Chemie AG	29,146	1,541,477
*	Suess Microtec AG	30,465	176,458
	Synaxon AG	2,462	20,820
	Syskoplan AG	3,300	26,774
	Syzygy AG	18,000	96,881
	Takkt AG	87,707	954,167
*	TDS Informationstechnologie AG	10,411	25,145
*	Techem AG	35,901	1,546,404
	Technotrans AG	13,612	277,744
*	Telegate AG	20,500	408,517
	Teles AG	26,657	213,476
*	Textilgruppe Hof AG	12,170	101,946
*	TFG Venture Capital AG & Co. KGAA	23,262	64,334
*	Tomorrow Focus AG	42,650	105,453
	TTL Information Technology AG	6,400	14,105
*	TV Loonland AG	7,000	18,916
	Umweltbank AG	8,008	116,017
	United Internet AG	92,804	3,299,828
*	United Medical Systems International AG	10,753	76,672
*	Utimaco Safeware AG	30,830	285,344
*	Value Management & Research AG	27,950	163,006
*	Varetis AG	11,100	79,975
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	24,276
*	Vereinigte Deutsche Nickel-Werke AG	12,150	4,159
*	Vivacon AG	31,786	1,097,699
	Vossloh AG	25,991	1,404,832
*	W.O.M. World of Medicine AG	19,193	53,319
	Wanderer-Werke AG	7,903	394,134
*	WaveLight Laser Technologies AG	9,102	170,476
*	WCM Beteiligungs AG	440,394	218,274
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	82,367
* #	Wire Card AG	168,653	701,411
	Wuerttembergische Lebensversicherung AG	14,627	316,195
	Wuerttembergische Metallwarenfabrik AG	30,330	571,557
*	Zapf Creation AG	7,500	73,314
TOTAL COMMON STOCKS			117,033,851

RIGHTS/WARRANTS — (0.0%)
*	IM International Media AG Rights for bonds 12/08/05	61,123	0
*	IM International Media AG Rights for shares 12/08/05	61,123	0
*	Plambeck Neue Energien AG Rights	54,751	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — GERMANY			117,033,851

SWEDEN — (7.3%)
COMMON STOCKS — (7.3%)
*	Acandofrontec AB Series B	50,800	64,479
* #	Active Biotech AB	58,600	521,943
	Addtech AB Series B	38,900	405,323
*	Alfaskop AB	3,200	317
	Angpannefoereningen AB Series B	10,800	287,284
*	Anoto Group AB	178,833	543,220
	Aros Quality Group AB	7,900	129,105

8

*	Artimplant AB Series B	46,000	46,821
	Axfood AB	73,400	1,916,625
#	Axis AB	76,994	461,004
	Ballingslov International AB	19,300	343,301
	Beiger Electronics AB	11,700	170,603
	Beijer AB Series B	11,700	252,988
	Beijer Alma AB Series B	12,400	298,008
	Bergman & Beving AB Series B	36,200	463,447
	Biacore International AB	11,150	285,875
	Bilia AB Series A	116,725	2,089,752
	Billerud AB	74,000	876,160
*	BioGaia AB Series B	31,000	67,160
*	Boliden AB	613,400	3,838,160
*	Bong Ljungdahl AB	13,000	91,401
*	Boras Waefveri AB Series B	8,600	42,542
* #	Boss Media AB	73,700	211,943
*	Capio AB	183,100	3,225,193
	Capona AB	25,400	391,847
	Cardo AB	47,100	1,063,223
	Castellum AB	94,000	3,419,904
	Clas Ohlson AB Series B	65,750	1,269,205
	Cloetta AB Series B	22,250	632,718
	Concordia Maritime AB Series B	52,800	266,724
*	Consilium AB Series B	5,246	22,493
	D. Carnegie & Co. AB	98,300	1,380,649
*	Doro AB Series A	400	1,341
*	Duroc AB Series B	2,700	7,350
	Elekta AB Series B	174,000	2,613,876
	Elverket Vallentuna AB	8,650	54,041
*	Enea Data AB Series B	657,000	386,812
	Eniro AB	288,700	3,139,633
	Expanda AB	6,547	38,501
	Fabege AB	164,145	2,769,148
	Fagerhult AB	14,100	237,052
* #	Framtidsfabriken AB	1,946,000	218,604
	Getinge AB	20,000	256,891
	Geveko AB Series B	8,300	198,082
* #	Glocalnet AB	253,500	114,153
#	Gunnebo AB	57,600	516,824
*	Gunnebo Industrier AB	10,000	138,720
	Haldex AB	49,100	887,589
	Heba Fastighets AB Series B	13,500	216,902
	Hexagon AB	10,716	281,063
	Hiq International AB	68,889	354,247
	HL Display AB Series B	6,000	90,809
	Hoganas AB Series B	46,400	951,735
*	IBS AB Series B	131,200	359,079
*	Industrial & Financial Systems AB Series B	297,600	311,165
*	Intentia International AB Series B	171,420	567,755
*	Intrum Justitia AB	115,700	1,015,336
*	Invik and Co. AB Series B	15,540	135,673
*	JM AB	59,800	2,603,610
	Kinnevik Investment AB	70,000	561,790
*	Klippans Finpappersbruk AB	5,800	11,042
	Klovern AB	189,976	533,587
	Kungsleden AB	94,000	2,734,715
	Lagercrantz Group AB Series B	45,800	147,068
*	LB Icon AB	25,730	181,102
	Lennart Wallenstam Byggnads AB Class B	87,800	961,139
	Lindex AB	27,100	1,408,682
	Ljungberg Gruppen AB Series B	3,800	92,434
*	Lundin Mining Corp.	4,322	52,772
*	Lundin Petroleum AB	195,000	1,977,205
*	Mandator AB	330,520	72,626
*	Meda AB Issue 05 Series A	44,750	584,656
#	Meda AB Series A	67,125	884,626
*	Medivir Series B	10,650	70,147
*	Micronic Laser Systems AB	78,200	950,857
* #	Munters AB	40,950	1,001,063
	Naerkes Elektriska AB Series B	6,150	98,782
	NCC AB Series B	118,100	2,075,509
	Nefab AB	20,400	128,244
*	Net Insight AB Series B	869,000	251,875
	New Wave Group AB Series B	41,600	394,550
#	Nibe Industrier AB	25,900	682,261
#	Nobia AB	108,200	1,890,809
	Nolato AB Series B	42,840	401,020

9

	Observer AB	161,556	569,709
	OEM International AB Series B	7,100	133,272
*	OMX AB	180,500	2,341,598
	Orc Software AB	20,100	196,076
*	Ortivus AB	23,007	99,794
	Partnertech AB	16,400	187,934
	PEAB AB Series B	105,200	1,289,514
*	Pergo AB	80,800	380,296
	Poolia AB Series B	18,150	87,605
	Prevas AB Series B	16,000	38,836
*	Pricer AB Series B	1,391,500	161,381
*	Proact It Group AB	22,500	62,659
*	Proffice AB	113,800	198,560
	Profilgruppen AB	4,000	32,766
	Protect Data AB	20,300	337,968
* #	PyroSequencing AB	51,940	62,836
#	Q-Med AB	34,000	954,144
*	Readsoft AB Series B	40,800	151,564
	Rederi AB Transatlantic Series B	83,600	329,002
#	Rottneros Bruk AB	366,600	302,847
	Salus Ansvar AB Series B	12,900	55,887
	Sardus AB	11,200	127,540
*	Scribona AB Series A	40,100	88,890
*	Scribona AB Series B	56,300	126,559
*	Semcon AB	32,900	227,860
* #	Sigma AB Series B	25,800	37,175
*	Sintercast AB	8,200	88,647
*	Skanditek Industrifoervaltnings AB	63,975	276,683
	Skistar AB	27,000	666,245
	SSAB Swedish Steel Series A	10,000	320,804
*	Studsvik AB	9,900	245,000
	Sweco AB Series B	23,450	553,650
* #	Switchcore AB	185,784	32,035
*	Teleca AB Series B	79,400	376,089
* #	Telelogic AB	510,200	1,206,104
*	Teligent AB	33,200	113,038
*	Ticket Travel Group AB	27,152	51,713
	Trelleborg AB Series B	202,600	3,354,580
	TV 4 AB Series A	22,200	555,090
	Uniflex AB Series B	3,630	26,014
	VBG AB Series B	271	8,115
*	Vitrolife AB	36,000	109,605
*	Wedins Skor & Accessoarer AB	18,900	123,664
	Westergyllen AB Series B	8,600	74,922
*	Wihlborgs Fastigheter AB	32,829	723,081
	Wilh. Sonesson AB Series A	4,160	13,909
	Wilh. Sonesson AB Series B	4,160	13,876
#	WM-data AB Series B	769,600	2,322,242
	Xponcard Group AB	5,200	126,951
TOTAL COMMON STOCKS			81,658,298

RIGHTS/WARRANTS — (0.0%)
*	Glocalnet AB Rights 12/14/05	253,500	0

TOTAL — SWEDEN			81,658,298

NETHERLANDS — (7.2%)
COMMON STOCKS — (7.2%)
	Aalberts Industries NV	64,707	3,236,246
#	Accell Group NV	25,437	615,194
	AFC Ajax NV	14,218	147,516
	Airspray NV	11,668	287,611
	AM NV	169,513	1,990,740
	Amsterdam Commodities NV	40,800	162,134
	Arcadis NV	30,060	911,750
* #	ASM International NV	120,396	1,739,405
*	Atag Group NV	4,630	1,583
	Athlon Holding NV	34,250	843,422
	Batenburg Beheer NV	3,000	148,606
*	Begemann Groep NV	11,909	55,348
*	Begemann Groep NV Series B	13,451	2,084
	Beter Bed Holding NV	16,952	539,319
	Boskalis Westminster NV	65,442	3,775,311
	Brunel International NV	62,641	1,235,252
	Buhrmann NV	252,113	3,330,049

10

	Crown Van Gelder NV	12,000	253,620
* #	Crucell NV	94,585	2,500,627
	DOCdata NV	3,025	21,457
* #	Draka Holding NV	29,614	449,224
*	Econosto NV	32,113	122,833
	Eriks Group NV	22,542	826,703
	Exact Holding NV	53,091	1,543,638
	Fornix Biosciences NV	8,767	208,713
	Gamma Holding NV	15,705	663,498
#	Getronics NV	341,904	4,110,904
	Grolsche NV	32,100	822,180
	Grontmij NV	7,109	495,214
* #	Hagemeyer NV	1,576,607	4,356,507
	Heijmans NV	69,723	3,103,689
*	Hitt NV	3,955	32,762
	ICT Automatisering NV	16,982	283,750
	Imtech NV	50,634	1,656,693
* #	Jetix Europe NV	95,635	1,591,689
	Kas Bank NV	42,888	909,504
* #	Kendrion NV	262,772	489,291
	Koninklijke Bam Groep NV	52,841	4,719,781
*	Koninklijke Frans Maas Groep NV	12,349	454,380
	Koninklijke Ten Cate NV	16,195	1,631,086
	Koninklijke Vopak NV	63,951	1,868,022
* #	Laurus NV	105,206	369,657
	MacIntosh NV	15,590	784,690
*	Maverix Capital NV	1,500	67,203
	Nederlandsche Apparatenfabriek NV	14,000	456,508
	Nutreco Holding NV	82,141	3,530,222
	Oce NV	247,116	3,517,749
	OPG Groep NV Series A	35,113	2,381,467
*	Ordina NV	91,597	1,551,738
* #	Pharming Group NV	192,100	822,924
*	Punch Technix NV	2,284	32,901
	Reesink NV	2,050	182,303
	Roto Smeets de Boer NV	2,640	142,364
*	Samas-Groep NV	32,988	284,657
*	Seagull Holding NV	6,767	20,739
* #	Semiconductor Industries NV	89,295	427,146
#	Sligro Food Group NV	47,787	1,848,343
	Smit Internationale NV	20,578	1,207,931
	Stern Groep NV	1,236	44,476
	Stork NV	86,944	3,269,210
	Telegraaf Media Groep NV	46,153	1,031,981
*	Textielgroep Twenthe NV	1,000	2,948
*	Tulip Computers NV	150,799	35,425
	Twentsche Kabel Holding NV	18,244	778,733
*	Unit 4 Agresso NV	36,020	563,945
	United Services Group NV	49,652	1,881,354
	Univar NV	47,480	1,954,103
	Van der Moolen Holding NV	69,136	376,555
	Wegener Arcade NV	70,830	835,325

TOTAL — NETHERLANDS			80,539,932

ITALY — (6.0%)
COMMON STOCKS — (6.0%)
*	A.S. Roma SpA	29,265	17,507
	Acea SpA	163,000	1,637,403
	Acegas SpA	37,981	343,604
* #	Actelios SpA	25,801	429,260
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	150,444	991,742
#	Aem Torino SpA	507,240	1,234,754
	Aeroporto de Firenze SpA	6,000	98,748
* #	Alitalia Linee Aeree Italiane SpA	123,532	136,242
	Amplifon SpA	18,242	1,097,716
	Astaldi SpA	131,842	713,294
	Azienda Mediterranea Gas e Acqua SpA	360,014	719,819
#	Banca Finnat Euramerica SpA	532,000	729,664
#	Banca Ifis SpA	21,286	260,647
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,208,654
	Banca Popolare Dell’etruria e Del Lazio Scrl	127,646	2,171,875
	Banca Profilo SpA	114,243	278,652
#	Banco di Desio e della Brianza SpA	109,105	764,453
	Banco Piccolo Valellinese Scarl SpA	204,100	2,632,484
*	Beghelli SpA	142,000	100,665

11

	Benetton Group SpA	8,444	94,220
	Beni Stabili SpA, Roma	1,309,500	1,244,969
	Biesse SpA	23,482	182,158
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	373,160
	Brembo SpA	74,782	563,545
	Buzzi Unicem SpA	21,076	321,993
	Caltagirone Editore SpA	132,868	1,100,272
	Caltagirone SpA	178,399	1,507,365
	CAMFIN (Cam Finanziaria) SpA	36,527	78,301
	Carraro SpA	36,982	147,033
	Cementir Cementerie del Tirreno SpA	249,704	1,331,673
	Centrale del Latte di Torino & Co. SpA	6,216	32,956
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,525,092
*	Cirio Finanziaria SpA	175,000	35,900
#	Class Editore SpA	83,868	161,505
*	Coats Cucirini SpA	30,000	41,530
*	Compagnia Immobiliare Azionaria SpA	44,000	8,524
#	Credito Artigiano SpA	114,446	442,183
#	Credito Bergamasco SpA	6,102	187,553
	Cremonini SpA	135,428	322,997
*	CSP International Industria Calze SpA	10,000	11,819
#	Danieli & C.Officine Meccaniche SpA	66,500	494,508
	Davide Campari - Milano SpA	275,990	1,838,054
#	De Longhi SpA	139,386	386,491
* #	Ducati Motor Holding SpA	139,786	168,639
	Emak SpA	27,000	152,836
* #	EnerTad SpA	90,302	309,651
	Ergo Previdenza SpA	95,165	552,327
	Esprinet SpA	37,000	345,104
#	Fiera Milano SpA	13,699	146,508
*	Fin.Part SpA	133,481	23,370
*	Finarte Casa d’Aste SpA (Milano)	56,266	52,875
* #	Finmatica SpA	35,900	96,461
	Gabetti Holding SpA	55,000	226,675
	Gefran SpA	11,000	61,030
* #	Gemina SpA	552,688	1,326,550
#	Gewiss SpA	221,700	1,273,215
*	Giovanni Crespi SpA	49,200	50,621
	Granitifiandre SpA	33,237	285,041
	Gruppo Ceramiche Ricchetti SpA	41,000	83,165
	I Grandi Viaggi SpA	28,100	45,295
*	Immobiliare Lombardia SpA	809,522	192,296
#	Immsi SpA	373,100	946,425
*	Impregilo SpA	716,398	2,335,226
	Industria Macchine Automatique SpA	33,671	358,678
	Industria Romagnola Conduttori Elettrici SpA	17,500	57,824
*	Intek SpA	248,462	212,640
	Interpump Group SpA	87,412	603,738
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	327,004
	Italmobiliare SpA, Milano	20,975	1,346,424
* #	Juventus Footbal Club SpA	98,000	152,757
	La Doria SpA	22,000	66,187
	Lavorwash SpA	10,000	34,633
	Linificio e Canapificio Nazionale SpA	28,995	96,377
	Maffei SpA	52,500	120,392
#	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	569,614
#	Mariella Burani Fashion Group SpA	26,077	380,897
*	Meliorbanca SpA	90,667	349,274
#	Merloni Elettrodomestici SpA	155,000	1,503,047
	Mirato SpA	15,291	143,936
	Monrif SpA	150,000	214,395
*	Montefibre SpA	143,130	51,709
	Navigazione Montanari SpA	110,917	422,250
*	Negri Bossi SpA	13,700	22,429
*	NGP SpA	17,891	7,383
*	Olidata SpA	28,426	31,468
*	Opengate Group SpA	4,000	9,008
*	Pagnossin SpA	9,000	7,613
*	Partecipazioni Italiane SpA	41,062	13,749
#	Permasteelisa SpA	43,315	641,033
#	Pininfarina SpA	31,285	991,917
	Pirelli & C.Real Estate SpA	9,600	536,142
#	Poligrafici Editoriale SpA	132,000	243,249
	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	383,912	866,235
	Premuda SpA	189,179	371,205
*	Ratti SpA	45,644	29,978
	Recordati SpA	234,576	1,643,618

12

*	Reno de Medici SpA, Milano	332,210	261,138
*	Richard-Ginori 1735 SpA	140,800	84,632
	Risanamento Napoli SpA	304,043	1,319,657
	Sabaf SpA	9,200	190,908
	SAES Getters SpA	15,386	370,715
*	Schiapparelli 1824 SpA, Milano	1,322,152	80,084
* #	Seat Pagine Gialle SpA, Torino	1,927,737	1,085,719
*	Sirti SpA	29,967	85,396
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	201,254
*	SNIA SpA	227,590	25,885
* #	Societa Partecipazioni Finanziarie SpA	131,839	108,615
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,327,396
	Socotherm SpA	29,770	321,222
	Sogefi SpA	182,500	1,039,736
	Sol SpA	81,830	386,762
* #	Sorin SpA	452,327	856,905
*	STA Metallurgica Italiana SpA	282,640	139,280
	Stefanel SpA	54,400	255,873
	Targetti Sankey SpA	14,500	80,077
*	Tecnodiffusione Italia SpA	3,332	7,857
* #	Tiscali SpA	371,735	1,288,419
#	Tod’s Group SpA	30,476	1,908,621
	Trevi-Finanziaria Industriale SpA	52,400	219,712
* #	Valentino Fashion Group SpA	138,000	3,322,386
*	Vemer Siber Group SpA	46,000	19,683
*	Viaggi del Ventaglio SpA	58,380	65,064
	Vianini Industria SpA	52,520	190,788
	Vianini Lavori SpA	180,752	1,758,172
	Vittoria Assicurazioni SpA	51,500	572,151
*	Zucchi (Vincenzo) SpA	144,350	531,541

TOTAL — ITALY			67,206,745

GREECE — (4.6%)
COMMON STOCKS — (4.6%)
*	A. Cambas Holding & Real Estate S.A.	63,357	151,205
*	Aegek S.A.	143,725	110,970
*	Agrotiki Insurance S.A.	34,455	133,943
	Aktor Technical Co. S.A.	196,380	701,469
	Alco Hellas ABEE S.A.	38,730	56,351
*	Alfa Alfa Energy S.A.	3,810	6,244
*	Alfa-Beta Vassilopoulos S.A.	17,022	219,116
*	Alisida S.A.	2,160	5,709
	Allatini Industrial & Commercial Co.	24,130	36,720
*	Alte Technological Co. S.A.	85,048	7,966
*	Altec Information & Communication Systems S.A.	80,278	80,701
	Alumil Milonas S.A.	27,516	90,538
*	Aluminum of Attica S.A.	104,982	23,517
	Anek Lines S.A.	171,271	231,366
	Arcadia Metal Industry C. Rokas S.A.	31,219	382,628
	AS Co. S.A.	25,370	32,721
*	Aspis Bank S.A.	115,344	474,957
*	Aspis Pronia General Insurance S.A.	56,470	46,428
*	Astir Palace Vouliagmenis S.A.	58,560	423,424
	Athens Medical Center S.A.	112,364	363,582
	Athens Water Supply & Sewage Co. S.A.	53,245	447,317
	Atlantic Super Market S.A.	24,406	50,651
	Attica Holdings S.A.	177,274	724,593
	Attica Publications S.A.	16,674	61,202
	Atti-Kat S.A.	147,934	98,524
	Autohellas S.A.	44,980	189,484
	Babis Vovos S.A.	50,982	812,460
*	Balafas Construction Holdings S.A.	15,200	3,405
*	Bank of Attica S.A.	115,721	707,066
	Bank of Greece	43,172	4,791,763
	Benrubi S.A.	11,121	53,340
	Betanet S.A.	11,220	45,412
*	Bitros Holdings S.A.	19,302	45,319
	Blue Star Maritime S.A.	168,190	253,097
	Byte Computers S.A.	17,230	47,130
	Chipita S.A.	94,032	331,112
*	Compucon Computer Applications S.A.	11,260	5,265
	Computer Peripherals International S.A.	9,110	8,340
	Cyclon Hellas S.A	18,131	16,371
	Daios Plastics S.A.	16,350	111,752
	Delta Holdings S.A.	33,747	405,859

13

	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	176,123
	Dionic S.A.	13,336	10,024
	Domiki Krittis S.A.	17,730	12,449
*	Dromeas S.A.	5,200	8,319
*	Dynamic Life S.A.	16,440	10,467
	Edrasi Psalllidas Technical Co. S.A.	31,108	24,487
	Egnatia Bank S.A.	161,747	764,542
	El. D. Mouzakis S.A.	31,653	21,786
	Elais Oleaginous Production S.A.	16,707	373,752
*	Elbisco Holding S.A.	56,000	323,960
	Elektrak S.A.	20,450	41,622
	Elektroniki of Athens S.A.	21,560	83,126
*	Elephant S.A.	26,310	2,503
	Elgeka S.A.	18,590	47,713
	Elmec Sport S.A.	75,336	159,533
*	Elton S.A.	18,640	15,958
*	Empedos S.A.	15,974	1,507
	ETEM S.A. Light Metals Industry	37,502	61,438
*	Ethniki General Insurance Co. S.A.	178,148	941,893
*	Etma Rayon S.A.	11,242	22,525
*	Euro Reliance General Insurance	14,830	23,611
	Eurodrip S.A.	11,620	23,158
	Euromedica S.A.	33,300	65,711
*	European Technical S.A.	32,750	8,881
	Everest S.A.	30,730	56,649
	Evrofarma S.A.	9,500	13,964
	F.G. Europe SA Common Registered Shares	4,536	15,677
*	Fanco S.A.	10,110	2,356
*	Forthnet S.A.	17,510	148,984
	Fourlis S.A.	74,690	752,163
	Frigoglass S.A.	49,990	400,034
	G.Polyhronos S.A.	10,580	9,084
	Galaxidi Fish S.A.	12,940	9,707
	General Commercial & Industry SA	24,060	18,608
*	General Hellenic Bank	65,894	688,011
	Germanos S.A.	150,280	2,428,144
	Goody’s S.A.	17,740	206,702
	Halkor S.A.	121,226	230,365
	Hatziioannou S.A.	44,200	45,075
	Hellas Can Packaging Manufacturers S.A.	27,902	209,987
*	Hellenic Cables S.A.	26,908	40,263
	Hellenic Duty Free Shops S.A.	80,020	1,355,073
	Hellenic Fabrics S.A.	17,110	56,223
	Hellenic Sugar Industry S.A.	35,750	140,542
	Hellenic Technodomiki S.A.	295,207	1,451,345
	Heracles General Cement Co.	93,293	994,008
	Hermes Real Estate S.A.	88,484	456,796
*	Hippotour S.A.	13,891	12,932
	Hyatt Regency S.A.	130,260	1,516,405
	Iaso S.A.	131,810	494,047
	Iktinos Hellas S.A.	6,500	9,269
	Inform P. Lykos S.A.	24,710	127,933
*	Informatics S.A.	3,778	1,367
*	Intersat S.A.	19,392	8,002
	Intertech S.A.	12,236	36,317
	Intracom Constructions S.A.	40,220	43,482
	Intracom S.A.	278,176	1,616,522
*	Ionian Hotel Enterprises S.A.	16,754	181,923
*	Ipirotiki Software & Publications S.A.	22,110	50,548
*	J Boutaris & Son Holding S.A.	28,150	22,022
	J&P-Avax S.A.	100,626	431,093
	Kalpinis - N. Simos Steel Service Center	12,432	41,721
	Karelia Tobacco Co., Inc. S.A.	2,160	145,966
	Kathimerini S.A.	21,240	152,154
	Katselis Sons S.A.	18,000	58,947
	Kego S.A.	21,670	30,644
*	Kekrops S.A.	4,254	51,007
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	8,859
*	Klonatex Group S.A. Bearer Shares	20,351	14,822
	Kordellou Brothers S.A.	12,300	17,869
	Lambrakis Press S.A.	118,587	410,472
	Lampsa Hotel Co.	39,501	288,822
*	Lan-Net S.A.	65,009	88,449
	Lavipharm S.A.	39,294	41,148
	Lazarides Vineyards S.A.	18,326	23,794
*	Logic Dis S.A.	129,140	61,954
*	Loulis Mills S.A.	15,382	28,682

14

	Mailis (M.J.) S.A.	113,544	432,054
*	Maritime Company of Lesvos S.A.	92,259	32,528
*	Maxim S.A.	16,360	5,510
	Medicon Hellas S.A.	2,860	12,258
*	Mesochoritis Bros. Construction Co. S.A.	23,700	10,558
	Metka S.A.	64,440	613,639
	Michaniki S.A.	123,415	265,455
	Minerva Knitwear SA	5,140	6,089
	Minoan Lines S.A.	179,999	654,215
	MLS Multimedia S.A.	8,300	8,476
	Mochlos S.A.	196,609	64,708
	Motor Oil (Hellas) Corinth Refineries S.A.	343,240	7,461,653
*	Multirama S.A.	6,740	51,170
	Mytilineos Holdings S.A.	83,930	1,591,846
	N. Levederis S.A.	8,355	7,225
	N.B.G. Real Estate Development Co.	163,170	827,282
*	Naoussa Spinning Mills S.A.	76,407	16,080
	Naytemporiki S.A.	26,080	40,467
	Neochimiki Lv Lavrentiadis S.A.	70,050	411,028
*	Neorion-Syro’s Shipyards S.A.	27,210	40,048
	Newsphone Hellas Audiotex S.A.	55,010	215,482
*	Nexans Hellas S.A.	3,003	5,338
	Nikas S.A.	25,287	138,553
	Notos Com.Holdings S.A.	99,854	392,288
	Pantechniki S.A.	50,460	82,433
*	Pegasus Publishing & Printing S.A.	58,590	126,484
	Persefs S.A. Health Care	23,592	17,519
	Petros Petropoulos S.A.	7,360	45,744
*	Petzetakis S.A.	32,935	55,747
*	Pilias S.A.	103,584	29,377
	Pipeworks L. Girakian Profil S.A.	11,730	14,248
	Piraeus Leasing S.A.	5,765	42,890
*	Prodeftiki Technical Co.	32,257	8,344
*	Promota Hellas S.A.	8,860	4,668
	Rilken S.A.	1,982	9,548
*	Sanyo Hellas S.A.	118,401	137,838
	Sarantis S.A.	54,030	440,526
	Sato S.A.	28,850	48,587
*	Selected Textile Industry Assoc. S.A.	44,649	21,406
	Sfakianakis S.A.	13,390	66,728
*	Sheet Steel S.A.	25,850	5,767
*	Shelman Hellenic-Swiss Wood S.A.	38,042	62,726
	Silver and Baryte Ores Mining Co. S.A.	42,861	409,033
	Spyroy Agricultural House S.A.	40,278	52,281
*	Stabilton S.A.	27,530	2,597
	Technical Olympic S.A.	238,420	1,316,757
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,444
	Teletypos S.A. Mega Channel	40,647	179,688
	Terna Tourist Technical & Maritime S.A.	63,180	448,276
*	Themeliodomi S.A.	37,422	16,278
	Thrace Plastics Co. S.A.	59,640	98,453
	Uncle Stathis S.A.	10,999	75,207
	Unisystems S.A.	41,820	84,833
	Vardas S.A.	13,780	31,125
*	Varvaressos S.A. European Spinning Mills	7,200	3,898
*	Veterin S.A.	18,984	19,367
	Viohalco S.A.	359,185	2,503,318
	Vioter S.A.	80,590	92,005
*	Vis Container Manufacturing Co.	4,259	10,349
*	Zampa S.A.	830	9,592
TOTAL COMMON STOCKS			51,642,068

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	13,031

TOTAL — GREECE			51,655,099

NORWAY — (3.8%)
COMMON STOCKS — (3.8%)
* #	Acta Holding ASA	289,000	619,388
#	Aker Yards ASA	28,121	1,183,613
	Aktiv Kapital ASA	57,017	808,923
	Arendals Fosse Kompani ASA	100	12,969
*	Blom ASA	38,367	193,724
	Bonheur ASA	16,850	1,336,754

15

*	Consorte Group ASA	15,000	20,018
*	Corrocean ASA	19,321	9,833
	Det Norske Oljeselskap ASA	382,576	1,837,846
	DOF ASA	97,006	430,201
#	EDB Elektronisk Data Behandling ASA	149,417	1,083,529
	Ekornes ASA	56,490	1,008,882
* #	Eltek ASA	71,042	1,094,926
	Expert ASA	49,850	497,977
	Farstad Shipping ASA	60,790	808,627
* #	Fast Search & Transfer ASA	256,000	861,869
* #	Fjord Seafood ASA	1,223,483	853,531
	Ganger Rolf ASA	12,090	886,422
	Gresvig ASA	4,590	30,954
	Home Invest ASA	15,077	0
*	Ignis ASA	394,282	58,629
*	Independent Oil Tools ASA	75,603	24,681
	Itera Consulting Group ASA	113,000	59,322
#	Kongsberg Gruppen ASA	49,500	920,525
*	Kverneland ASA	16,160	179,526
	Leroy Seafood Group ASA	50,800	469,396
* #	Merkantildata ASA	320,521	79,121
	Natural ASA	10,143	43,641
* #	Nera ASA	215,253	457,972
*	Nordic Semiconductor ASA	51,200	432,237
* #	Northern Offshore, Ltd.	471,400	231,722
* #	Ocean Rig ASA	178,531	1,914,958
	Odfjell ASA Series A	91,700	1,755,292
	Olav Thon Eiendomsselskap ASA	8,320	582,457
* #	Opticom ASA	16,200	434,905
*	Otrum ASA	17,800	73,177
	P4 Radio Hele Norge ASA	32,200	123,620
*	Petrolia Drilling ASA	370,000	105,033
* #	Photocure ASA	26,690	210,919
	Prosafe ASA	88,380	3,145,309
*	Q-Free ASA	56,000	165,093
	Rieber and Son ASA Series A	72,054	528,951
*	Scana Industrier ASA	166,000	97,694
* #	Sinvest ASA	126,520	1,073,538
* #	Software Innovation ASA	35,943	109,450
	Solstad Offshore ASA	54,100	715,778
* #	Sparebk Midt-Norge	106,000	1,140,085
#	Steen and Stroem ASA	19,512	596,637
*	Synnove Finden ASA	8,200	41,632
#	Tandberg ASA Series A	217,280	1,906,179
*	Tandberg Data ASA	87,130	135,876
*	Tandberg Storage ASA	48,450	39,219
*	Tandberg Television ASA	141,630	1,717,808
*	Telecomputing ASA	72,463	151,212
*	Tgs-Nopec Geophysical Co. ASA	58,210	2,221,734
#	Tomra Systems ASA	461,928	3,227,340
*	TTS Marine ASA	21,000	99,318
*	Tybring-Gjed ASA	235,146	215,313
#	Veidekke ASA	36,446	1,040,448
	Visma ASA	64,493	886,095
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	1,969,401
TOTAL COMMON STOCKS			42,961,229

RIGHTS/WARRANTS — (0.0%)
*	Kverneland ASA Rights 12/19/05	3,949	0

TOTAL — NORWAY			42,961,229

DENMARK — (3.8%)
COMMON STOCKS — (3.8%)
*	Almindelig Brand A.S.	28,360	1,127,416
	Amagerbanken A.S.	4,754	864,658
#	Ambu International A.S. Series B	7,460	124,948
	Amtssparekassen Fyn A.S.	2,343	487,687
	Arkil Holdings A.S. Series B	270	36,171
*	Auriga Industries A.S. Series B	18,100	491,408
#	Bang & Olufsen Holding A.S. Series B	25,687	2,371,640
* #	Bavarian Nordic A.S.	4,930	352,693
*	Brodrene Hartmann A.S. Series B	5,865	142,798
*	Brondbyernes I.F. Fodbold A.S. Series B	4,000	49,229
	Bryggerigruppen A.S.	8,515	645,566

16

	Christian Hansen Holding A.S. Series B	15,055	1,390,065
	Codan A.S.	14,500	760,892
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	162,616
#	Dampskibsselsk Torm A.S.	49,460	2,297,967
	Dantherm Holding A.S.	9,100	168,346
	Danware A.S.	4,185	77,538
*	Denka Holding A.S.	250	45,365
	DFDS A.S., Copenhagen	11,760	670,962
	DiskontoBanken A.S.	1,353	363,858
	East Asiatic Co., Ltd.	37,723	3,410,364
	Edb Gruppen A.S.	3,230	122,081
#	F L Smidth & Co. A.S.	73,180	2,061,025
*	Fimiston Resources & Technology, Ltd.	2,600	63,747
	Fluegger A.S. Series B	2,913	284,407
	Forstaedernes Bank A.S.	9,322	935,315
*	Genmab A.S.	28,629	581,206
*	Glostrup Plade Vaerksted Industri A.S.	1,700	61,264
	Glunz & Jensen A.S.	2,870	36,454
#	H&H International A.S. Series B	1,140	216,201
*	Hadsten Bank A.S.	555	120,622
	Harboes Bryggeri A.S.	5,750	218,709
	Hedegaard (Peder P.) A.S.	660	61,510
	Hojgaard Holding A.S. Series B	2,500	96,761
* #	IC Co. A.S.	3,510	166,208
*	Incentive A.S.	3,575	10,462
	Kjobenhavns Sommer Tivoli A.S.	580	257,600
	Koebenhavns Lufthavne A.S.	8,910	2,790,991
	Lan & Spar Bank A.S.	3,400	184,530
*	Lastas A.S. Series B	4,600	52,903
	Lollands Bank A.S.	750	37,472
*	Maconomy A.S.	6,000	8,450
* #	Neurosearch A.S.	9,160	253,228
	NKT Holding A.S.	46,745	1,949,317
	Nordjyske Bank A.S.	1,725	398,049
	Norresundby Bank A.S.	535	239,675
*	NTR Holdings A.S.	1,130	17,250
	Oestjydsk Bank	1,200	168,735
	Per Aarsleff A.S. Series B	2,320	163,407
*	Pharmexa A.S.	12,940	45,900
	Ringkjobing Bank	2,945	287,437
#	Ringkjobing Landbobank	2,890	1,279,667
	Rockwool A.S.	24,520	2,111,289
*	RTX Telecom A.S.	9,200	164,142
	Salling Bank A.S.	750	96,051
	Sanistal A.S. Series B	2,686	252,458
* #	SAS Danmark A.S.	34,300	392,743
	Satair A.S.	3,550	128,106
	Schouw & Co. A.S.	15,485	518,685
*	SDC Dandisc A.S.	6,000	58,948
#	Simcorp A.S.	7,640	736,026
	Sjaelso Gruppen A.S.	3,888	894,543
	Skjern Bank A.S.	2,030	199,197
*	Sondagsavisen A.S.	21,165	207,097
	Spar Nord Bank A.S.	7,505	1,106,448
	Sparbank Vest A.S.	7,985	485,333
	Sparekassen Faaborg A.S.	661	287,010
	Sydbank A.S.	81,720	1,892,880
#	Thrane & Thrane A.S.	5,258	195,560
* #	TK Development	23,478	303,795
*	Topdanmark A.S.	28,300	2,308,405
	Treka A.S.	8,498	199,760
	Vestfyns Bank A.S.	340	46,259
	Vestjysk Bank A.S.	12,995	518,816
	VT Holdings Shares B	3,130	148,749

TOTAL — DENMARK			42,465,070

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abengoa SA	89,300	1,326,863
	Adolfo Dominguez SA	7,041	254,537
* #	Amper SA	56,800	525,388
* #	Avanzit SA	17,275	27,187
* #	Azkoyen SA	52,500	417,194
*	Azkoyen SA Issue 05	2,100	16,688
	Banco de Andalucia SA	9,800	872,713

17

	Banco de Credito Balear SA	35,424	993,306
#	Banco Guipuzcoano SA	103,414	2,255,340
*	Baron de Ley SA	7,980	392,239
	Bodegas Riojanas SA	3,373	35,531
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	767,914
#	Campofrio Alimentacion SA	92,800	1,497,947
	Cementos Portland SA	16,881	1,324,800
#	Compania de Distribucion Integral Logista SA	29,600	1,441,339
	Compania Vinicola del Norte de Espana SA	15,600	220,942
	Coporacion Financiera Reunida SA	21,703	326,452
*	Dogi International Fabrics SA	20,913	116,060
	Duro Felguera SA	10,860	210,123
	Electnor SA	91,500	1,382,192
* #	Ercros SA	1,103,370	1,186,321
*	Espanola del Zinc SA	29,250	63,453
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,931	1,211,884
#	Faes Farma SA	64,158	1,236,790
*	Federico Partenina SA	1,190	10,298
#	Funespana SA	19,671	208,624
	Grupo Catalana Occidente SA	22,301	1,953,423
#	Grupo Empresarial Ence SA	25,593	781,794
	Hullas del Coto Cortes	8,666	95,055
	Iberpapel Gestion SA	24,657	476,534
	Inbesos SA	8,050	94,369
	Indo Internacional SA	37,172	304,807
	Inmobiliaria del Sur SA	457	91,177
#	Inmobiliaria Urbis SA	80,282	1,505,079
*	La Seda de Barcelona SA Issue 05	22,864	57,203
	Lingotes Especiales SA	22,080	142,418
* #	LSB (La Seda de Barcelona SA) Series B	32,010	80,085
* #	Mecalux SA	13,929	366,974
	Miquel y Costas y Miquel SA	8,512	245,452
#	Natra SA	14,979	125,406
*	Natra SA Issue 05	4,993	41,802
* #	Natraceutical SA	384,137	492,301
*	Nicolas Correa SA	15,750	88,271
	Obrascon Huarte Lain SA	82,347	1,168,438
	Pescanova SA	26,443	768,743
	Prim SA	9,430	238,349
*	Prim SA Issue 05	943	23,835
	Prosegur Cia de Seguridad SA	58,221	1,408,249
* #	Service Point Solutions SA	28,674	75,582
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	60,587	201,407
#	Sol Melia SA	112,700	1,378,643
#	SOS Cuetara SA	96,714	1,212,987
	Tavex Algodonera SA	35,138	124,983
* #	Tecnocom Telecomunicaciones y Energia SA	13,341	93,495
#	Tele Pizza SA	417,825	861,385
	Transportes Azkar, SA	35,477	324,312
	Tubacex SA	277,869	1,231,715
	Tubos Reunidos SA	37,398	413,089
	Unipapel SA	44,264	979,783
#	Uralita SA	338,493	1,523,658
*	Urbanizzciones y Transportes SA	26,261	40,350
	Vidrala SA, Alava	47,040	1,081,726
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	1,108,339
#	Zeltia SA	384,496	2,794,642
TOTAL COMMON STOCKS			42,317,985

RIGHTS/WARRANTS — (0.0%)
*	Grupo Empresarial Ence SA Rights 11/26/05	18,593	30,470

TOTAL — SPAIN			42,348,455

FINLAND — (3.8%)
COMMON STOCKS — (3.8%)
	Alandsbanken AB Series B	7,790	198,116
*	Aldata Solutions Oyj	124,635	256,503
	Amanda Capital Oyj	25,870	75,268
#	Amer Group Oyj Series A	159,960	2,880,367
	Aspo Oyj	42,300	313,382
	Aspocomp Group Oyj	25,476	112,547
	Basware Oyj	7,050	91,535
*	Benefon Oyj	156,300	63,083

18

*	Biotie Therapies Oyj	39,754	27,623
	Capman Oyj Series B	12,485	40,316
	Componenta Oyj	11,200	80,371
	Comptel Oyj	149,541	283,723
	Efore Oyj	25,840	59,349
	Elcoteq Network Oyj	44,060	974,119
#	Elektrobit Group Oyj	138,920	401,192
	Elisa Oyj	7,000	132,897
*	eQ Oyj	23,900	68,844
	Etteplan Oyj	6,000	33,892
*	Evox Rifa Group Oyj	189,210	17,694
	Finnair Oyj	118,150	1,490,625
	Finnlines Oyj	78,360	1,221,548
	Fiskars Oyj AB Series A	82,728	953,969
* #	F-Secure Oyj	156,528	348,011
	HK Ruokatalo Oyj Series A	44,760	485,399
	Honkarakenne Oyj Series B	3,030	17,071
	Huhtamaki Oyj	157,100	2,408,451
	Ilkka-Yhtyma Oyj	19,360	241,669
*	Incap Oyj	11,000	23,971
*	J.W. Suominen Yhtyma Oyj	17,955	71,699
	Jaakko Poyry Group Oyj	16,810	623,074
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	69,183
	KCI Konecranes International Oyj	29,900	1,325,204
	Kemira GrowHow Oyj	25,160	186,620
	Kemira Oyj	139,200	2,014,432
	Laennen Tehtaat Oyj	8,670	169,641
#	Lassila & Tikanoja Oyj	68,276	1,162,497
	Lemminkainen Oyj	16,600	552,180
	Leo Longlife Oyj	7,830	43,181
	Martela Oyj	1,060	8,780
	Metsaemarkka Oyj Series B	1,532	14,469
	M-Real Oyj Series B	132,000	630,448
	New Kyro Corp. Oyj	91,340	439,832
	Nokian Renkaat Oyj	160,500	2,087,606
	Nordic Aluminium Oyj	1,900	32,172
*	Okmetic Oyj	21,204	45,882
	Okobank Class A	101,080	1,251,155
	Olvi Oyj Series A	8,020	185,601
	Orion-Yhtyma Oyj Series A	26,000	470,226
	Orion-Yhtyma Oyj Series B	16,000	283,602
	Oy Stockmann AB Series B	53,350	2,022,864
	Perlos Oyj	82,511	801,367
	PK Cables Oyj	19,990	258,918
*	Pmj Automec Oyj	45,410	70,104
	Ponsse Oyj	12,600	296,081
*	Proha Oyj	82,532	33,939
	Raisio Group P.L.C. Series V	299,423	790,384
#	Rakentajain Koneuokrammo Oyj	10,260	126,046
	Ramirent Oyj	24,540	633,459
	Rapala VMC Oyj	36,040	254,696
	Raute Oyj Series A	4,190	69,038
	Rocla Oyj	2,900	37,419
*	Satama Interactive Oyj	70,900	87,965
	Scanfil Oyj	63,879	323,264
	Sponda Oyj	109,111	1,028,641
	SSH Communications Oyj	44,900	51,867
	Stockmann Oyj AB	35,240	1,344,420
*	Stonesoft Corp.	49,279	28,979
	SysOpen Digia Oyj	16,020	84,938
	Talentum Oyj	36,600	152,845
*	Tecnomen Holding Oyj	112,970	294,376
	Teleste Corp. Oyi	33,899	290,905
	Tieto-X Oyj	10,200	43,407
	Tulikivi Oyj	5,710	52,130
	Turkistuottajat Oyj	4,290	43,597
	Uponor Oyj Series A	129,000	2,816,753
	Vacon Oyj	14,537	290,928
	Vaisala Oyj Series A	21,200	596,020
	Viking Line AB	10,560	284,468
	Wartsila Corp. Oyj Series B	35,000	937,547
	Yit-Yhtymae Oyj	67,708	2,736,135

TOTAL — FINLAND			41,852,519

19

BELGIUM — (3.7%)
COMMON STOCKS — (3.7%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	67,862	3,806,580
* #	Arinso International NV	14,739	240,067
	Associated Weavers International	5,057	47,844
	Banque Nationale de Belgique	710	2,484,974
#	Barco NV	25,703	1,787,558
	Bekaert SA	41,401	3,266,927
	Brantano NV	2,989	162,831
#	Brederode SA	12,180	341,004
	Carrieres Unies Porphyre	45	94,934
	CFE (Compagnie Francois d’Entreprises)	2,080	1,469,142
	Cofinimmo SA	17,021	2,644,110
	Commerciale de Brasserie SA COBRHA	115	193,849
	Compagnie Maritime Belge SA	50,206	1,620,514
	Cumerio	9,586	171,106
#	Deceuninck SA	63,700	1,803,653
	D’Ieteren SA	8,210	2,134,535
	Distrigaz	57	259,741
	Dolmen Computer Applications	5,036	58,430
	Duvel Moorgat NV	5,019	188,577
*	Econocom Group SA	27,967	204,101
	Euronav SA	41,185	1,158,371
	EVS Broadcast Equipment SA	5,500	184,815
#	Exmar NV	10,515	990,849
	Floridienne NV	2,033	170,413
*	ICOS Vision Systems Corp. NV	18,618	632,984
*	Image Recognition Integrated Systems Group SA	2,582	113,480
*	Immobel (Cie Immobiliere de Belgique SA)	6,629	296,689
*	Innogenetics NV	56,493	516,342
*	Integrated Production & Test Engineering NV	8,030	35,862
*	International Brachtherapy SA	16,544	129,152
*	Ion Beam Application SA	42,233	351,427
	Ipso-Ilg SA	7,920	68,358
	Kinepolis	5,020	179,197
	Lotus Bakeries NV	792	126,059
	Melexis NV	58,750	667,542
	Neuhaus NV	870	47,014
	Nord-Sumatra Investissements SA	650	507,401
	Omega Pharma SA	54,295	2,515,328
*	Option NV	15,455	1,061,841
*	Papeteries Catala SA	315	44,566
	Picanol	16,120	264,456
	Quick Restaurants SA	24,780	663,598
*	Real Software SA	55,542	26,189
	Recticel SA	22,870	198,117
*	Resilux NV	1,754	85,050
	Rosier SA	655	103,880
	Roularta Media Group NV	9,837	588,059
*	Sait Radioholland	20,197	82,628
	Sapec SA	3,635	403,147
*	Sapec SA VVPR	75	275
#	Sioen Industries NV	21,502	208,436

	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	316,944
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	669,266
*	Spector Photo Group SA	5,408	18,793
*	Systemat Datarelay SA	14,672	94,541
*	Telindus Group SA	69,046	1,212,287
	Ter Beke NV	2,281	181,753
	Tessenderlo Chemie NV	47,282	1,503,319
	Unibra SA	1,600	187,186
#	Van De Velde NV	3,266	568,803
	VPK Packaging Group SA	7,185	224,170
	Warehouses De Pauw SCA	10,753	508,484
TOTAL COMMON STOCKS			40,887,548

RIGHTS/WARRANTS — (0.0%)
*	Spector Photo Group SA Rights 12/08/05	5,408	0

TOTAL — BELGIUM			40,887,548

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	62,626	678,471

20

*	Aminex P.L.C.	191,389	99,285
*	Ardagh P.L.C.	14,262	62,349
*	Datalex P.L.C.	164,871	132,171
	DCC P.L.C.	197,116	3,544,124
	Donegal Creameries P.L.C.	21,925	110,949
*	Dragon Oil P.L.C.	509,740	1,383,532
	FBD Holdings P.L.C.	30,323	1,204,797
	Fyffes P.L.C.	897,420	2,160,864
	Glanbia P.L.C.	390,240	1,086,844
	Grafton Group P.L.C.	284,256	2,625,196
	Greencore Group P.L.C.	445,622	1,754,144
*	Horizon Technology Group P.L.C.	61,335	72,819
	IAWS Group P.L.C.	275,215	3,865,697
	IFG Group P.L.C.	122,416	199,009
	Independent News & Media P.L.C.	645,069	1,750,670
*	Iona Technologies P.L.C.	53,750	155,214
	Irish Intercontental Group P.L.C.	44,853	507,738
*	IWP International P.L.C.	39,611	2,335
	Jurys Hotel Group P.L.C.	69,061	1,500,830
*	Kenmare Resources P.L.C.	1,417,323	866,699
	Kingspan Group P.L.C.	185,024	2,257,922
	McInerney Holdings P.L.C.	73,588	765,524
	Paddy Power P.L.C.	123,744	1,536,267
	Qualceram Shires P.L.C.	15,136	21,950
	Readymix P.L.C.	109,762	301,603
	United Drug P.L.C.	602,325	2,486,664
*	Waterford Wedgwood P.L.C.	3,152,188	204,403

TOTAL — IRELAND			31,338,070

AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
*	Admiral Sportwetten AG	3,905	70,229
	Agrana Beteiligungs AG	4,142	375,188
	Andritz AG	27,387	2,734,736
	Austria Email AG	715	3,024
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	334,289
	Bank Fuer Kaernten und Steiermark AG	520	59,462
* #	Betandwin.com Interactive Entertainment AG	40,984	3,408,489
	Boehler-Uddeholm AG	26,152	4,255,087
	BWT AG	24,819	705,465
*	CA Immobilien Anlagen AG	134,542	3,339,606
*	Christ Water Techology AG	24,819	261,890
	Constantia-Verpackungen AG	21,263	823,403
* #	Conwert Immobilien Invest AG	54,426	908,305
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	62,727
	Flughafen Wien AG	32,850	2,087,573
	Frauenthal Holding AG	977	155,445
	Lenzing AG	3,948	801,153
	Manner (Josef) & Co. AG	870	51,286
	Mayr-Melnhof Karton AG	11,760	1,566,874
	Oberbank AG	7,077	703,240
	Palfinger AG	11,176	805,246
* #	RHI AG, Wien	65,590	1,821,026
	Rosenbauer International AG	2,134	154,670
*	S&T System Integration & Technology Distribution AG	5,233	152,716
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	638,170
*	Sparkassen Immobilien AG	42,133	422,579
	Ubm Realitaetenentwicklung AG	1,440	77,909
#	Uniqa Versicherungen AG	128,555	2,774,759
*	Wolford AG	4,900	96,762
TOTAL COMMON STOCKS			29,651,308

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
*	Sparkassen Immobilien AG Rights 11/23/05	42,133	497
TOTAL RIGHTS/WARRANTS			497

TOTAL — AUSTRIA			29,651,805

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)

21

	Cin Corporacao Industrial do Norte SA	1,000	5,642
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	331,240
	EFACEC Capital SGPS SA	60,600	225,713
*	Fibras Sinteticas de Portugal SA	195,903	53,378
	Finibanco Holdings SGPS SA	81,326	190,169
*	Gescartao SGPS SA	28,003	412,983
	Ibersol SGPS SA	20,401	143,320
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,069,164
*	Investimentos Participacoes e Gestao SA Inapa	43,702	145,169
	Jeronimo Martins SGPS SA	170,757	2,457,946
	Mota-Engil SGPS SA	250,900	947,082
* #	Novabase SGPS	56,005	422,019
* #	ParaRede SGPS SA	423,662	139,857
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	948,335
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	472,494
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	249,198
*	Sociedade Construcoes Soares da Costa SA	19,200	29,924
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,175,019
* #	Sonaecom SGPS SA	321,175	1,432,254
*	Sporting Sociedad Desportiva de Futebol SAD	17,030	53,157
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	40,358	74,535
	Teixeira Duarte Engenharia e Construcoes SA	609,000	918,562

TOTAL — PORTUGAL			11,897,160

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (12.3%)
Repurchase Agreement, Bear Stearns & 3.95%, 12/01/05 (Collateralized by $17,189,638 U.S. STRIPS, valued at $14,963,503) to be repurchased at $14,670,105	$14,668	14,668,491

Repurchase Agreement Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be repurchased at $120,013,233	120,000	120,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,106,020) to be repurchased at $2,074,224	2,074	2,074,000
TOTAL TEMPORARY CASH INVESTMENTS		136,742,491

TOTAL INVESTMENTS - (100.0%)
(Cost $838,397,270)		$1,114,512,228

See accompanying Notes to Financial Statements.

22

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Robert Herrmann, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Gerard Melia, the registrant’s Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness.  Based on their review, Messrs. Herrmann and Melia determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Code of Ethics referred to in Item 2 is attached.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b)  A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 1, 2006

By:	/s/ Gerard Melia
Gerard Melia
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:	September 1, 2006